UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03738

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

John T. Genoy

President

SunAmerica Asset Management, LLC

30 Hudson Street, 16th Floor

Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: May 31

Date of reporting period: November 30, 2023

Item 1. Reports to Stockholders

VALIC Company I

Semi-Annual Report, November 30, 2023

VALIC Company I

SEMI-ANNUAL REPORT NOVEMBER 30, 2023

VALIC Company I

PRESIDENT’S LETTER

Dear Valued Investor:

We are pleased to provide you with the following Semi-Annual Report for VALIC Company I consisting of investment portfolio information and financial statements for the six-month period ended November 30, 2023. We encourage you to carefully read this report.

We continue to believe that maintaining a well-diversified investment portfolio focused on the long-term can help smooth the inevitable ups-and-downs of market performance. Your financial advisor can assist by reviewing your financial situation and tax considerations to develop a plan that employs appropriate investment strategies and a diversified allocation among asset classes.

Our highest priority is to assist you in improving the likelihood of reaching your long-term investment goals.

Thank you for your investment.

Sincerely,

John T. Genoy,

President VALIC Company I

Note: All performance figures quoted are for the VALIC Company I Funds. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 591/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investment prices can fall or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse political, regulatory or economic developments here or abroad; changes in investor psychology; heavy institutional selling; military confrontations, war, terrorism and other armed conflicts, disease/virus outbreaks and epidemics; recessions; taxation and international tax treaties; currency, interest rate and price fluctuations; and other conditions or events. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, are not a deposit or obligation of any bank, and are not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured

* May Lose Value * No Bank or Credit Union Guarantee

* Not a Deposit * Not insured by any Federal Government Agency

1

VALIC Company I

EXPENSE EXAMPLE — November 30, 2023 (unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in VALIC Company I (“VC I”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at June 1, 2023 and held until November 30, 2023. Shares of VC I are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified retirement plans (the “Plans”) and Individual Retirement Accounts (“IRAs”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC I, and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts, Plans and IRA’s are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your Variable Contract prospectus or Plan/IRA document for more details on the fees associated with the Variable Contract, Plans or IRAs.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months ended November 30, 2023” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months ended November 30, 2023” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRAs, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months ended November 30, 2023” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months ended November 30, 2023” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRAs, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months ended November 30, 2023” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts, Plans or IRAs. Please refer to your Variable Contract prospectus or Plan/IRA document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

VALIC Company I

EXPENSE EXAMPLE — November 30, 2023 (unaudited) — (continued)

	Actual			Hypothetical
Fund	Beginning Account Value at June 1, 2023	Ending Account Value Using Actual Return at November 30, 2023	Expenses Paid During the Six Months Ended November 30, 2023	Beginning Account Value at June 1, 2023	Ending Account Value Using a Hypothetical 5% Annual Return at November 30, 2023	Expenses Paid During the Six Months Ended November 30, 2023	Annualized Expense Ratio*
Aggressive Growth Lifestyle#	$1,000.00	$1,054.44	$0.56	$1,000.00	$1,024.45	$0.56	0.11%
Asset Allocation# .	$1,000.00	$1,056.41	$3.39	$1,000.00	$1,021.70	$3.34	0.66%
Capital Appreciation#	$1,000.00	$1,143.25	$4.45	$1,000.00	$1,020.85	$4.19	0.83%
Conservative Growth Lifestyle#.	$1,000.00	$1,024.51	$0.61	$1,000.00	$1,024.40	$0.61	0.12%
Core Bond# .	$1,000.00	$1,000.00	$2.55	$1,000.00	$1,022.45	$2.58	0.51%
Dividend Value#	$1,000.00	$1,074.95	$3.68	$1,000.00	$1,021.45	$3.59	0.71%
Dynamic Allocation#	$1,000.00	$1,042.81	$1.84	$1,000.00	$1,023.20	$1.82	0.36%
Emerging Economies	$1,000.00	$1,054.21	$4.78	$1,000.00	$1,020.35	$4.70	0.93%
Global Real Estate	$1,000.00	$1,026.40	$4.71	$1,000.00	$1,020.35	$4.70	0.93%
Global Strategy# .	$1,000.00	$1,063.96	$3.46	$1,000.00	$1,021.65	$3.39	0.67%
Government Securities .	$1,000.00	$983.96	$3.37	$1,000.00	$1,021.60	$3.44	0.68%
Growth#.	$1,000.00	$1,134.77	$3.36	$1,000.00	$1,021.85	$3.18	0.63%
High Yield Bond# .	$1,000.00	$1,053.03	$3.49	$1,000.00	$1,021.60	$3.44	0.68%
Inflation Protected#.	$1,000.00	$986.32	$2.88	$1,000.00	$1,022.10	$2.93	0.58%
International Equities Index	$1,000.00	$1,041.10	$2.09	$1,000.00	$1,022.95	$2.07	0.41%
International Government Bond.	$1,000.00	$1,003.13	$3.96	$1,000.00	$1,021.05	$3.99	0.79%
International Growth#	$1,000.00	$947.80	$4.24	$1,000.00	$1,020.65	$4.39	0.87%
International Opportunities# .	$1,000.00	$1,048.09	$4.97	$1,000.00	$1,020.15	$4.90	0.97%
International Socially Responsible# .	$1,000.00	$1,041.65	$3.22	$1,000.00	$1,021.85	$3.18	0.63%
International Value#.	$1,000.00	$1,069.12	$4.03	$1,000.00	$1,021.10	$3.94	0.78%
Large Capital Growth	$1,000.00	$1,095.79	$3.93	$1,000.00	$1,021.25	$3.79	0.75%
Mid Cap Index.	$1,000.00	$1,072.01	$1.86	$1,000.00	$1,023.20	$1.82	0.36%
Mid Cap Strategic Growth.	$1,000.00	$1,056.00	$3.86	$1,000.00	$1,021.25	$3.79	0.75%
Mid Cap Value#	$1,000.00	$1,092.85	$4.34	$1,000.00	$1,020.85	$4.19	0.83%
Moderate Growth Lifestyle# .	$1,000.00	$1,039.57	$0.51	$1,000.00	$1,024.50	$0.51	0.10%
Nasdaq -100® Index#	$1,000.00	$1,121.26	$2.39	$1,000.00	$1,022.75	$2.28	0.45%
Science & Technology#	$1,000.00	$1,116.66	$4.87	$1,000.00	$1,020.40	$4.65	0.92%
Small Cap Growth#.	$1,000.00	$980.58	$4.46	$1,000.00	$1,020.50	$4.55	0.90%
Small Cap Index# .	$1,000.00	$1,040.56	$1.99	$1,000.00	$1,023.05	$1.97	0.39%
Small Cap Special Values.	$1,000.00	$1,091.18	$4.65	$1,000.00	$1,020.55	$4.50	0.89%
Small Cap Value# .	$1,000.00	$1,064.08	$4.08	$1,000.00	$1,021.05	$3.99	0.79%
Stock Index#	$1,000.00	$1,099.24	$1.47	$1,000.00	$1,023.60	$1.42	0.28%
Systematic Core# .	$1,000.00	$1,099.42	$3.36	$1,000.00	$1,021.80	$3.23	0.64%
Systematic Growth#.	$1,000.00	$1,129.15	$3.46	$1,000.00	$1,021.75	$3.29	0.65%
Systematic Value#	$1,000.00	$1,075.93	$2.54	$1,000.00	$1,022.55	$2.48	0.49%
U.S. Socially Responsible.	$1,000.00	$1,101.49	$1.89	$1,000.00	$1,023.20	$1.82	0.36%

*

Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days then divided by 366 days (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the Variable Contracts, Plans or IRA’s. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on expenses that apply to the Variable Contracts or your Plan/IRA document for details on the administrative fees charged by your Plan/IRA sponsor.

#

During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended November 30, 2023” and the “Annualized Expense Ratio” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended November 30, 2023” and the “Annualized Expense Ratio” would have been lower.

3

VALIC Company I Aggressive Growth Lifestyle Fund
PORTFOLIO PROFILE — November 30, 2023— (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	57.1%
Domestic Fixed Income Investment Companies	23.0
International Equity Investment Companies	18.9
Short-Term Investments	1.0
100.0%
*	Calculated as a percentage of net assets

VALIC Company I Aggressive Growth Lifestyle Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 99.0%
Domestic Equity Investment Companies — 57.1%
VALIC Company I Small Cap Growth Fund	2,949,254	$ 38,723,708
VALIC Company I Small Cap Value Fund	3,540,166	38,800,223
VALIC Company I Stock Index Fund	3,544,908	173,558,675
VALIC Company I Systematic Growth Fund	3,601,367	57,621,864
VALIC Company I Systematic Value Fund	4,694,290	58,537,798
Total Domestic Equity Investment Companies (cost $365,073,972)		367,242,268
Domestic Fixed Income Investment Companies — 23.0%
VALIC Company I Core Bond Fund (cost $159,521,632)	15,392,015	147,763,343
International Equity Investment Companies — 18.9%
VALIC Company I International Equities Index Fund (cost $104,988,802)	16,005,571	121,642,340
Total Long-Term Investment Securities (cost $629,584,406)		636,647,951
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.0%
Unaffiliated Investment Companies — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31%(2) (cost $6,416,157)	6,416,157	$ 6,416,157
TOTAL INVESTMENTS (cost $636,000,563)(3)	100.0%	643,064,108
Other assets less liabilities	0.0	119,448
NET ASSETS	100.0%	$643,183,556
#	The VALIC Company I Aggressive Growth Lifestyle Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.corebridgefinancial.com/rs.
(1)	See Note 8.
(2)	The rate shown is the 7-day yield as of November 30, 2023.
(3)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$636,647,951	$—	$—	$636,647,951
Short-Term Investments	6,416,157	—	—	6,416,157
Total Investments at Value	$643,064,108	$—	$—	$643,064,108
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Asset Allocation Fund
PORTFOLIO PROFILE — November 30, 2023— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	18.9%
Software	7.7
Internet	6.7
Banks	6.4
Semiconductors	5.2
Computers	4.8
Diversified Financial Services	4.2
Electric	3.9
Retail	3.4
Pharmaceuticals	3.3
Other Asset Backed Securities	3.3
Collateralized Mortgage Obligations	3.3
Healthcare-Services	2.4
Biotechnology	2.4
Oil & Gas	2.1
Repurchase Agreements	2.0
Aerospace/Defense	1.9
REITS	1.8
Beverages	1.6
Healthcare-Products	1.5
Building Materials	1.5
Machinery-Diversified	1.5
Transportation	1.3
Oil & Gas Services	1.3
Electrical Components & Equipment	1.2
Chemicals	1.0
Auto Loan Receivables	0.9
Commercial Services	0.8
Insurance	0.8
Auto Manufacturers	0.7
Pipelines	0.4
Telecommunications	0.3
Media	0.3
Airlines	0.3
Food	0.3
Agriculture	0.2
Gas	0.1
Mining	0.1
Credit Card Receivables	0.1
99.9%
*	Calculated as a percentage of net assets

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 60.5%
Aerospace/Defense — 1.6%
Howmet Aerospace, Inc.	9,042	$ 475,609
Northrop Grumman Corp.	3,618	1,719,129
		2,194,738
Auto Manufacturers — 0.4%
Tesla, Inc.†	2,379	571,150
Banks — 3.4%
Morgan Stanley	21,616	1,715,013
US Bancorp	23,714	903,978
Wells Fargo & Co.	45,531	2,030,227
		4,649,218
Beverages — 1.5%
Coca-Cola Co.	34,785	2,032,835
Biotechnology — 2.2%
Biogen, Inc.†	3,126	731,734
Regeneron Pharmaceuticals, Inc.†	2,006	1,652,563
Vertex Pharmaceuticals, Inc.†	1,931	685,138
		3,069,435
Building Materials — 1.4%
Trane Technologies PLC	4,098	923,730
Vulcan Materials Co.	4,868	1,039,610
		1,963,340
Chemicals — 0.9%
Eastman Chemical Co.	5,370	450,167
PPG Industries, Inc.	5,854	831,210
		1,281,377
Commercial Services — 0.7%
S&P Global, Inc.	2,243	932,707
Computers — 4.5%
Accenture PLC, Class A	3,613	1,203,635
Apple, Inc.	23,975	4,554,051
Seagate Technology Holdings PLC	4,912	388,539
		6,146,225
Diversified Financial Services — 3.5%
American Express Co.	9,757	1,666,203
Ameriprise Financial, Inc.	3,300	1,166,583
Mastercard, Inc., Class A	4,680	1,936,724
		4,769,510
Electric — 2.6%
NextEra Energy, Inc.	34,327	2,008,473
PG&E Corp.†	87,950	1,510,101
		3,518,574
Electrical Components & Equipment — 1.2%
Eaton Corp. PLC	7,414	1,688,094
Healthcare-Products — 1.5%
Danaher Corp.	4,414	985,690
Stryker Corp.	3,739	1,107,978
		2,093,668
Healthcare-Services — 2.2%
UnitedHealth Group, Inc.	5,464	3,021,428
Insurance — 0.6%
Progressive Corp.	4,811	789,148
Security Description	Shares or Principal Amount	Value

Internet — 6.6%
Alphabet, Inc., Class A†	18,303	$ 2,425,697
Amazon.com, Inc.†	24,653	3,601,557
Meta Platforms, Inc., Class A†	7,309	2,391,139
Uber Technologies, Inc.†	10,375	584,942
		9,003,335
Machinery-Diversified — 1.4%
Deere & Co.	5,226	1,904,407
Oil & Gas — 1.9%
ConocoPhillips	10,748	1,242,147
Pioneer Natural Resources Co.	6,172	1,429,682
		2,671,829
Oil & Gas Services — 1.3%
Baker Hughes Co.	52,439	1,769,816
Pharmaceuticals — 3.0%
AbbVie, Inc.	16,926	2,410,093
Bristol-Myers Squibb Co.	21,625	1,067,843
Eli Lilly & Co.	1,159	685,015
		4,162,951
REITS — 1.1%
Prologis, Inc.	13,734	1,578,449
Retail — 3.3%
Lowe's Cos., Inc.	8,755	1,740,757
McDonald's Corp.	6,954	1,959,915
TJX Cos., Inc.	8,973	790,611
		4,491,283
Semiconductors — 5.0%
Advanced Micro Devices, Inc.†	6,868	832,127
Analog Devices, Inc.	3,500	641,830
ASML Holding NV	196	134,017
NVIDIA Corp.	6,159	2,880,564
NXP Semiconductors NV	11,392	2,324,880
		6,813,418
Software — 7.4%
Intuit, Inc.	1,067	609,748
Microsoft Corp.	21,071	7,984,012
Oracle Corp.	13,709	1,593,123
		10,186,883
Transportation — 1.3%
CSX Corp.	19,485	629,366
Norfolk Southern Corp.	5,482	1,195,953
		1,825,319
Total Common Stocks (cost $72,987,540)		83,129,137
CORPORATE BONDS & NOTES — 10.9%
Aerospace/Defense — 0.3%
Boeing Co.
2.20%, 02/04/2026	$ 5,000	4,674
2.70%, 02/01/2027	270,000	249,424
3.45%, 11/01/2028	19,000	17,365
L3Harris Technologies, Inc.
5.40%, 07/31/2033	28,000	27,908
Northrop Grumman Corp.
3.85%, 04/15/2045	68,000	53,029
Raytheon Technologies Corp.
2.25%, 07/01/2030	86,000	71,576

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Aerospace/Defense (continued)
RTX Corp.
5.15%, 02/27/2033	$ 23,000	$ 22,591
		446,567
Agriculture — 0.2%
Altria Group, Inc.
2.45%, 02/04/2032	50,000	39,271
BAT Capital Corp.
2.26%, 03/25/2028	113,000	98,992
3.73%, 09/25/2040	38,000	26,933
4.39%, 08/15/2037	20,000	16,157
Bunge, Ltd. Finance Corp.
2.75%, 05/14/2031	26,000	21,986
		203,339
Airlines — 0.3%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	54,451	48,420
3.95%, 01/11/2032	94,640	82,345
Delta Air Lines Pass-Through Trust
2.50%, 12/10/2029	77,266	67,263
JetBlue Pass-Through Trust
7.75%, 05/15/2030	35,723	35,992
United Airlines Pass-Through Trust
3.10%, 04/07/2030	24,075	20,245
3.50%, 11/01/2029	35,687	31,925
3.65%, 04/07/2027 to 07/07/2027	82,790	77,423
3.70%, 09/01/2031	34,180	29,160
		392,773
Auto Manufacturers — 0.3%
General Motors Co.
6.80%, 10/01/2027	100,000	103,875
General Motors Financial Co., Inc.
3.80%, 04/07/2025	30,000	29,148
Hyundai Capital America
2.38%, 10/15/2027*	120,000	105,703
2.65%, 02/10/2025*	37,000	35,654
3.00%, 02/10/2027*	200,000	184,038
		458,418
Banks — 3.0%
ABN AMRO Bank NV
6.58%, 10/13/2026*	200,000	201,981
Banco Santander SA
5.59%, 08/08/2028	200,000	198,636
Bank of America Corp.
2.55%, 02/04/2028	25,000	22,776
2.57%, 10/20/2032	40,000	31,834
2.68%, 06/19/2041	144,000	97,695
2.97%, 02/04/2033	30,000	24,482
3.71%, 04/24/2028	149,000	140,027
4.38%, 04/27/2028	45,000	43,294
5.08%, 01/20/2027	34,000	33,624
5.20%, 04/25/2029	50,000	49,233
5.29%, 04/25/2034	50,000	48,072
5.82%, 09/15/2029	40,000	40,357
Bank of Montreal
5.72%, 09/25/2028	40,000	40,478
Bank of New York Mellon Corp.
6.32%, 10/25/2029	30,000	31,126
6.47%, 10/25/2034	30,000	31,722
Security Description	Shares or Principal Amount	Value

Banks (continued)
Bank of Nova Scotia
4.85%, 02/01/2030	$ 40,000	$ 38,617
Banque Federative du Credit Mutuel SA
5.90%, 07/13/2026*	200,000	201,258
Citigroup, Inc.
2.52%, 11/03/2032	15,000	11,875
3.06%, 01/25/2033	21,000	17,227
3.88%, 01/24/2039	67,000	54,914
Deutsche Bank AG
2.55%, 01/07/2028	150,000	134,088
Federation des Caisses Desjardins du Quebec
5.70%, 03/14/2028*	200,000	200,729
Goldman Sachs Group, Inc.
1.95%, 10/21/2027	25,000	22,450
2.38%, 07/21/2032	15,000	11,812
2.64%, 02/24/2028	37,000	33,700
4.25%, 10/21/2025	440,000	428,553
6.48%, 10/24/2029	40,000	41,412
HSBC Holdings PLC
6.10%, 01/14/2042	95,000	100,858
KeyCorp
2.25%, 04/06/2027	140,000	121,774
Macquarie Group, Ltd.
2.87%, 01/14/2033*	100,000	78,175
Mitsubishi UFJ Financial Group, Inc.
3.74%, 03/07/2029	130,000	121,055
Mizuho Financial Group, Inc.
5.74%, 05/27/2031#	250,000	249,906
Morgan Stanley
3.95%, 04/23/2027	150,000	142,444
4.46%, 04/22/2039	110,000	96,219
5.16%, 04/20/2029	50,000	49,169
NatWest Markets PLC
1.60%, 09/29/2026*	200,000	179,306
PNC Financial Services Group, Inc.
5.07%, 01/24/2034	37,000	34,696
Santander UK Group Holdings PLC
2.47%, 01/11/2028	200,000	178,311
Societe Generale SA
4.25%, 04/14/2025*	200,000	193,330
Toronto-Dominion Bank
5.52%, 07/17/2028	20,000	20,143
5.53%, 07/17/2026	55,000	55,277
Truist Financial Corp.
5.12%, 01/26/2034	20,000	18,398
6.05%, 06/08/2027	20,000	20,026
7.16%, 10/30/2029	30,000	31,363
Wells Fargo & Co.
3.07%, 04/30/2041	69,000	49,395
4.61%, 04/25/2053	80,000	66,997
Westpac Banking Corp.
3.13%, 11/18/2041	25,000	16,124
		4,054,938
Beverages — 0.1%
Keurig Dr Pepper, Inc.
3.20%, 05/01/2030	73,000	64,707
Biotechnology — 0.2%
Amgen, Inc.
3.15%, 02/21/2040	68,000	50,150
5.25%, 03/02/2033	40,000	39,595
Gilead Sciences, Inc.
2.60%, 10/01/2040	143,000	98,400

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Biotechnology (continued)
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	$ 56,000	$ 44,469
		232,614
Building Materials — 0.1%
Martin Marietta Materials, Inc.
2.50%, 03/15/2030	57,000	47,850
Masco Corp.
2.00%, 10/01/2030	57,000	45,018
		92,868
Chemicals — 0.1%
LYB International Finance III LLC
1.25%, 10/01/2025	138,000	127,539
RPM International, Inc.
2.95%, 01/15/2032	37,000	29,750
		157,289
Commercial Services — 0.1%
Element Fleet Management Corp.
6.32%, 12/04/2028*	30,000	30,292
Global Payments, Inc.
3.20%, 08/15/2029	27,000	23,792
Triton Container International, Ltd.
2.05%, 04/15/2026*	100,000	90,354
Verisk Analytics, Inc.
5.75%, 04/01/2033	25,000	25,453
		169,891
Computers — 0.3%
Apple, Inc.
4.85%, 05/10/2053	95,000	91,953
CGI, Inc.
2.30%, 09/14/2031	42,000	32,886
Dell International LLC/EMC Corp.
6.20%, 07/15/2030	141,000	146,740
Leidos, Inc.
2.30%, 02/15/2031	141,000	112,940
		384,519
Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	150,000	136,649
3.00%, 10/29/2028	150,000	132,203
6.10%, 01/15/2027#	150,000	150,764
Air Lease Corp.
1.88%, 08/15/2026	10,000	9,047
3.38%, 07/01/2025	129,000	123,784
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027*	78,000	67,401
2.88%, 02/15/2025*	24,000	22,923
4.25%, 04/15/2026*	47,000	44,703
5.50%, 01/15/2026*	154,000	150,997
Capital One Financial Corp.
3.80%, 01/31/2028	94,000	86,500
Nasdaq, Inc.
5.55%, 02/15/2034	15,000	14,990
Park Aerospace Holdings, Ltd.
5.50%, 02/15/2024*	7,000	6,981
		946,942
Security Description	Shares or Principal Amount	Value

Electric — 1.3%
Constellation Energy Generation LLC
3.25%, 06/01/2025	$ 299,000	$ 288,446
5.80%, 03/01/2033	30,000	30,174
Duke Energy Corp.
6.10%, 09/15/2053	30,000	30,472
Duke Energy Florida LLC
5.95%, 11/15/2052	34,000	34,875
Edison International
5.75%, 06/15/2027	17,000	17,097
Emera US Finance LP
4.75%, 06/15/2046	174,000	133,782
Evergy, Inc.
2.90%, 09/15/2029	151,000	131,709
Fells Point Funding Trust
3.05%, 01/31/2027*	100,000	92,091
Jersey Central Power & Light Co.
4.30%, 01/15/2026*	65,000	62,999
MidAmerican Energy Co.
5.85%, 09/15/2054	20,000	20,457
New England Power Co.
2.81%, 10/06/2050*	58,000	34,343
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/2025	60,000	60,037
NRG Energy, Inc.
2.00%, 12/02/2025*	47,000	43,230
2.45%, 12/02/2027*	308,000	269,922
Pacific Gas & Electric Co.
4.30%, 03/15/2045	10,000	7,193
6.40%, 06/15/2033	50,000	50,593
PG&E Recovery Funding LLC
5.54%, 07/15/2049	30,000	29,013
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2038	20,000	18,243
5.10%, 06/01/2054	30,000	27,657
Public Service Co. of Oklahoma
5.25%, 01/15/2033	40,000	38,664
SCE Recovery Funding LLC
4.70%, 06/15/2042	25,000	23,593
Sigeco Securitization I LLC
5.03%, 11/15/2036	24,000	23,293
Southern California Edison Co.
1.20%, 02/01/2026	112,000	102,646
Southern Co.
5.70%, 03/15/2034	20,000	20,378
Union Electric Co.
3.90%, 04/01/2052	27,000	20,507
Vistra Operations Co. LLC
4.88%, 05/13/2024*	63,000	62,555
WEC Energy Group, Inc.
1.38%, 10/15/2027	140,000	121,013
		1,794,982
Food — 0.3%
J.M. Smucker Co.
6.20%, 11/15/2033	15,000	15,661
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL
6.75%, 03/15/2034*	50,000	50,258
Kellanova
5.25%, 03/01/2033	29,000	28,215
Kraft Heinz Foods Co.
4.38%, 06/01/2046	19,000	15,511
4.63%, 10/01/2039	40,000	34,949

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Food (continued)
Smithfield Foods, Inc.
3.00%, 10/15/2030*	$ 122,000	$ 96,487
Sysco Corp.
2.40%, 02/15/2030	122,000	103,444
Tyson Foods, Inc.
3.55%, 06/02/2027	44,000	41,442
		385,967
Gas — 0.1%
Atmos Energy Corp.
2.85%, 02/15/2052	35,000	21,924
CenterPoint Energy Resources Corp.
1.75%, 10/01/2030	141,000	112,831
Southern California Gas Co.
6.35%, 11/15/2052	25,000	26,734
Southern Co. Gas Capital Corp.
5.75%, 09/15/2033	20,000	20,241
		181,730
Healthcare-Products — 0.0%
Thermo Fisher Scientific, Inc.
2.00%, 10/15/2031	40,000	32,440
Healthcare-Services — 0.2%
Elevance Health, Inc.
2.25%, 05/15/2030	57,000	47,781
HCA, Inc.
3.50%, 07/15/2051	7,000	4,587
5.25%, 06/15/2026	158,000	156,640
5.50%, 06/15/2047	10,000	8,979
MedStar Health, Inc.
3.63%, 08/15/2049	46,000	31,936
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	25,000	15,191
UnitedHealth Group, Inc.
5.88%, 02/15/2053	20,000	21,254
		286,368
Home Builders — 0.0%
Lennar Corp.
5.00%, 06/15/2027	50,000	49,244
Insurance — 0.2%
Athene Global Funding
2.75%, 06/25/2024*	56,000	54,877
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	25,000	19,543
Brown & Brown, Inc.
2.38%, 03/15/2031	56,000	44,601
Empower Finance 2020 LP
3.08%, 09/17/2051*	68,000	42,299
F&G Global Funding
1.75%, 06/30/2026*	25,000	22,267
New York Life Insurance Co.
3.75%, 05/15/2050*	68,000	49,541
Northwestern Mutual Global Funding
1.70%, 06/01/2028*	25,000	21,465
Teachers Insurance & Annuity Association of America
3.30%, 05/15/2050*	58,000	38,415
		293,008
Internet — 0.1%
Amazon.com, Inc.
3.95%, 04/13/2052	50,000	41,165
Security Description	Shares or Principal Amount	Value

Internet (continued)
Meta Platforms, Inc.
5.60%, 05/15/2053	$ 35,000	$ 35,561
		76,726
Iron/Steel — 0.0%
Steel Dynamics, Inc.
1.65%, 10/15/2027	56,000	48,661
Machinery-Diversified — 0.1%
Otis Worldwide Corp.
3.11%, 02/15/2040	67,000	50,024
5.25%, 08/16/2028	40,000	40,193
		90,217
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	100,000	81,328
3.50%, 06/01/2041	35,000	23,417
Comcast Corp.
3.25%, 11/01/2039	154,000	117,116
5.35%, 05/15/2053	100,000	96,559
Discovery Communications LLC
3.63%, 05/15/2030	94,000	83,065
		401,485
Mining — 0.1%
BHP Billiton Finance USA, Ltd.
5.25%, 09/08/2030	50,000	50,475
Glencore Funding LLC
2.50%, 09/01/2030*#	75,000	61,392
		111,867
Miscellaneous Manufacturing — 0.0%
Eaton Corp.
4.15%, 11/02/2042	30,000	25,646
Oil & Gas — 0.2%
BP Capital Markets America, Inc.
2.77%, 11/10/2050	145,000	91,189
4.81%, 02/13/2033	40,000	38,823
Coterra Energy, Inc.
3.90%, 05/15/2027	46,000	43,847
Exxon Mobil Corp.
3.00%, 08/16/2039	86,000	65,241
TotalEnergies Capital International SA
2.99%, 06/29/2041	58,000	42,474
		281,574
Packaging & Containers — 0.0%
Graphic Packaging International LLC
1.51%, 04/15/2026*	33,000	29,801
Pharmaceuticals — 0.3%
AbbVie, Inc.
3.20%, 11/21/2029	47,000	42,676
Bristol-Myers Squibb Co.
4.13%, 06/15/2039	48,000	41,270
CVS Health Corp.
2.70%, 08/21/2040	94,000	62,861
Merck & Co., Inc.
5.00%, 05/17/2053	25,000	24,052
5.15%, 05/17/2063	20,000	19,454
Pfizer Investment Enterprises Pte., Ltd.
5.30%, 05/19/2053	55,000	53,627

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
Utah Acquisition Sub, Inc.
3.95%, 06/15/2026	$ 159,000	$ 151,564
Zoetis, Inc.
5.60%, 11/16/2032	41,000	42,001
		437,505
Pipelines — 0.4%
Enbridge, Inc.
5.70%, 03/08/2033	30,000	30,000
Energy Transfer LP
3.90%, 07/15/2026	78,000	74,875
4.40%, 03/15/2027	50,000	48,096
Enterprise Products Operating LLC
4.45%, 02/15/2043	50,000	43,286
Flex Intermediate Holdco LLC
3.36%, 06/30/2031*	25,000	19,553
4.32%, 12/30/2039*	15,000	10,382
Gray Oak Pipeline LLC
2.60%, 10/15/2025*	139,000	130,152
3.45%, 10/15/2027*	41,000	37,365
MPLX LP
2.65%, 08/15/2030	69,000	57,681
NGPL PipeCo LLC
3.25%, 07/15/2031*	25,000	20,648
Sabine Pass Liquefaction LLC
5.63%, 03/01/2025	65,000	64,941
TransCanada PipeLines, Ltd.
4.10%, 04/15/2030	37,000	34,081
		571,060
REITS — 0.7%
American Tower Corp.
1.50%, 01/31/2028	47,000	40,009
2.95%, 01/15/2051	57,000	35,103
3.10%, 06/15/2050	88,000	55,252
Brixmor Operating Partnership LP
2.25%, 04/01/2028	30,000	25,863
2.50%, 08/16/2031	15,000	11,828
Corporate Office Properties LP
2.75%, 04/15/2031	36,000	27,529
CubeSmart LP
2.00%, 02/15/2031	85,000	65,797
Equinix, Inc.
2.90%, 11/18/2026	85,000	79,297
Extra Space Storage LP
2.40%, 10/15/2031	35,000	27,552
5.90%, 01/15/2031	40,000	40,126
Healthcare Realty Holdings LP
2.00%, 03/15/2031	56,000	43,236
Healthpeak OP LLC
2.13%, 12/01/2028	38,000	32,436
2.88%, 01/15/2031	56,000	46,226
Mid-America Apartments LP
3.60%, 06/01/2027	19,000	18,037
Physicians Realty LP
2.63%, 11/01/2031	15,000	11,849
Realty Income Corp.
4.85%, 03/15/2030	40,000	38,752
Sabra Health Care LP
3.20%, 12/01/2031	25,000	19,553
Safehold Operating Partnership LP
2.85%, 01/15/2032	46,000	35,289
Security Description	Shares or Principal Amount	Value

REITS (continued)
Scentre Group Trust 1/Scentre Group Trust 2
3.63%, 01/28/2026*	$ 140,000	$ 134,313
UDR, Inc.
2.10%, 08/01/2032	57,000	42,456
WP Carey, Inc.
2.40%, 02/01/2031	141,000	113,896
		944,399
Retail — 0.1%
Alimentation Couche-Tard, Inc.
3.44%, 05/13/2041*	35,000	24,708
3.63%, 05/13/2051*	35,000	23,080
Home Depot, Inc.
3.63%, 04/15/2052	25,000	18,760
Lowe's Cos., Inc.
3.70%, 04/15/2046	67,000	49,359
Starbucks Corp.
4.80%, 02/15/2033	50,000	49,202
		165,109
Semiconductors — 0.2%
Analog Devices, Inc.
2.80%, 10/01/2041	26,000	18,251
Broadcom, Inc.
3.19%, 11/15/2036*	10,000	7,641
Intel Corp.
5.63%, 02/10/2043	3,000	3,054
5.70%, 02/10/2053	28,000	28,447
KLA Corp.
3.30%, 03/01/2050	105,000	74,665
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/2031	40,000	32,481
3.25%, 05/11/2041	40,000	28,535
QUALCOMM, Inc.
4.50%, 05/20/2052	20,000	17,381
Texas Instruments, Inc.
5.05%, 05/18/2063	28,000	26,580
		237,035
Software — 0.3%
Oracle Corp.
3.80%, 11/15/2037	70,000	57,039
4.90%, 02/06/2033	40,000	38,483
5.55%, 02/06/2053	30,000	28,281
Roper Technologies, Inc.
1.75%, 02/15/2031	29,000	22,885
Take-Two Interactive Software, Inc.
3.70%, 04/14/2027	52,000	49,534
VMware, Inc.
1.40%, 08/15/2026	47,000	42,401
4.70%, 05/15/2030	94,000	89,552
Workday, Inc.
3.50%, 04/01/2027	35,000	33,236
		361,411
Telecommunications — 0.3%
AT&T, Inc.
2.75%, 06/01/2031	205,000	172,385
3.55%, 09/15/2055	30,000	19,778
Rogers Communications, Inc.
4.55%, 03/15/2052	20,000	15,866
Sprint Capital Corp.
6.88%, 11/15/2028	15,000	15,861

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
Sprint LLC
7.63%, 03/01/2026	$ 11,000	$ 11,406
T-Mobile USA, Inc.
5.05%, 07/15/2033	50,000	48,480
Verizon Communications, Inc.
2.65%, 11/20/2040	57,000	38,800
3.15%, 03/22/2030	151,000	133,972
		456,548
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.
3.90%, 11/19/2029	47,000	42,266
Transportation — 0.0%
Canadian Pacific Railway Co.
4.70%, 05/01/2048	22,000	18,749
Total Corporate Bonds & Notes (cost $17,609,179)		14,928,663
ASSET BACKED SECURITIES — 4.3%
Auto Loan Receivables — 0.9%
ACC Auto Trust
Series 2021-A, Class B 1.79%, 04/15/2027*	33,568	33,434
CPS Auto Receivables Trust
Series 2021-B, Class C 1.23%, 03/15/2027*	29,605	29,393
Series 2022-C, Class B 4.88%, 04/15/2030*	120,000	118,588
Credito Real USA Auto Receivables Trust
Series 2021-1A, Class A 1.35%, 02/16/2027*	2,289	2,279
DT Auto Owner Trust
Series 2019-4A, Class D 2.85%, 07/15/2025*	20,928	20,816
Series 2022-2A, Class D 5.46%, 03/15/2028*	55,000	53,675
Series 2023-1A, Class C 5.55%, 10/16/2028*	110,000	108,167
Series 2023-2A, Class D 6.62%, 02/15/2029*	60,000	59,420
Exeter Automobile Receivables Trust
Series 2021-1A, Class C 0.74%, 01/15/2026	16,897	16,851
Series 2022-4A, Class D 5.98%, 12/15/2028	120,000	117,650
Series 2022-5A, Class C 6.51%, 12/15/2027	75,000	75,094
Series 2023-5A, Class C 6.85%, 01/16/2029	65,000	65,541
FHF Trust
Series 2021-1A, Class A 1.27%, 03/15/2027*	14,154	13,654
Series 2023-1A, Class A2 6.57%, 06/15/2028*	92,218	91,389
Flagship Credit Auto Trust
Series 2021-1, Class B 0.68%, 02/16/2027*	5,704	5,692
LAD Auto Receivables Trust
Series 2023-4A, Class C 6.76%, 03/15/2029*	125,000	125,689
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Lendbuzz Securitization Trust
Series 2021-1A, Class A 1.46%, 06/15/2026*	$ 33,317	$ 32,144
Santander Drive Auto Receivables Trust
Series 2023-1, Class C 5.09%, 05/15/2030	70,000	68,499
Series 2023-6, Class C 6.40%, 03/17/2031	150,000	151,402
US Auto Funding
Series 2021-1A, Class B 1.49%, 03/17/2025*	1,746	1,740
Westlake Automobile Receivables Trust
Series 2023-4A, Class C 6.64%, 11/15/2028*	120,000	120,856
		1,311,973
Credit Card Receivables — 0.1%
World Financial Network Credit Card Master Trust
Series 2023-A, Class A 5.02%, 03/15/2030	110,000	108,966
Other Asset Backed Securities — 3.3%
Accelerated LLC
Series 2021-1H, Class B 1.90%, 10/20/2040*	32,461	29,411
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 1.94%, 08/15/2046*	95,000	83,581
AMSR Trust
Series 2020-SFR4, Class E2 2.46%, 11/17/2037*	100,000	91,794
Series 2020-SFR3, Class E2 2.76%, 09/17/2037*	100,000	91,959
Series 2020-SFR2, Class E2 4.28%, 07/17/2037*	145,000	137,680
Business Jet Securities LLC
Series 2021-1A, Class A 2.16%, 04/15/2036*	59,993	54,967
Series 2021-1A, Class B 2.92%, 04/15/2036*	89,301	80,208
Series 2020-1A, Class A 2.98%, 11/15/2035*	39,501	37,469
Series 2022-1A, Class A 4.46%, 06/15/2037*	78,975	74,289
DataBank Issuer LLC
Series 2021-1A, Class A2 2.06%, 02/27/2051*	175,000	156,199
Diamond Resorts Owner Trust
Series 2021-1A, Class A 1.51%, 11/21/2033*	56,697	52,386
Series 2021-1A, Class C 2.70%, 11/21/2033*	31,183	28,577
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B 1.74%, 08/27/2035*	50,362	45,645
FirstKey Homes Trust
Series 2021-SFR2, Class E1 2.26%, 09/17/2038*	155,000	133,706
Series 2022-SFR1, Class E1 5.00%, 05/17/2039*	100,000	91,117
FMC GMSR Issuer Trust VRS
Series 2021-GT2, Class A 3.85%, 10/25/2026*(1)	100,000	84,759

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Foundation Finance Trust
Series 2023-2A, Class A 6.53%, 06/15/2049*	$ 120,993	$ 121,879
FRTKL
Series 2021-SFR1, Class A 1.57%, 09/17/2038*	205,000	181,044
Home Partners of America Trust
Series 2021-2, Class C 2.40%, 12/17/2026*	125,107	110,519
Series 2021-3, Class D 3.00%, 01/17/2041*	91,987	76,727
Lendingpoint Asset Securitization Trust
Series 2021-B, Class B 1.68%, 02/15/2029*	11,069	11,043
Mariner Finance Issuance Trust
Series 2021-AA, Class A 1.86%, 03/20/2036*	130,000	116,630
MVW LLC
Series 2021-2A, Class C 2.23%, 05/20/2039*	83,136	74,897
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT1, Class A 2.98%, 03/25/2026*	63,775	58,658
Series 2021-FNT2, Class A 3.23%, 05/25/2026*	100,452	92,384
Octane Receivables Trust
Series 2021-1A, Class A 0.93%, 03/22/2027*	15,580	15,318
Oportun Funding XIV LLC
Series 2021-A, Class A 1.21%, 03/08/2028*	55,219	52,496
Series 2021-A, Class B 1.76%, 03/08/2028*	135,287	128,566
Oportun Issuance Trust
Series 2021-B, Class A 1.47%, 05/08/2031*	255,000	234,074
Pagaya AI Debt Selection Trust
Series 2021-HG1, Class A 1.22%, 01/16/2029*	51,491	49,830
Pagaya AI Technology in Housing Trust
Series 2023-1, Class C 3.60%, 10/25/2040*	125,000	104,837
PRET LLC VRS
Series 2021-RN4, Class A1 2.49%, 10/25/2051*(1)	104,145	99,041
Pretium Mtg. Credit Partners I LLC
Series 2021-NPL1, Class A1 2.24%, 09/27/2060*(2)	113,354	111,292
Progress Residential Trust
Series 2021-SFR2, Class D 2.20%, 04/19/2038*	267,000	237,233
Series 2020-SFR1, Class E 3.03%, 04/17/2037*	115,000	108,756
Regional Management Issuance Trust
Series 2021-1, Class A 1.68%, 03/17/2031*	125,000	118,856
Republic Finance Issuance Trust
Series 2021-A, Class A 2.30%, 12/22/2031*	189,000	177,776
SCF Equipment Leasing LLC
Series 2023-1A, Class C 6.77%, 08/22/2033*	100,000	101,294
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Sierra Timeshare Receivables Funding LLC
Series 2021-2A, Class B 1.80%, 09/20/2038*	$ 29,278	$ 27,263
Series 2022-2A, Class C 6.36%, 06/20/2040*	82,204	81,236
Upstart Pass-Through Trust
Series 2021-ST2, Class A 2.50%, 04/20/2027*	19,500	18,827
VCAT LLC
Series 2021-NPL2, Class A1 2.12%, 03/27/2051*(2)	41,304	40,055
VOLT XCII LLC
Series 2021-NPL1, Class A1 1.89%, 02/27/2051*(2)	57,421	54,690
VOLT XCIII LLC
Series 2021-NPL2, Class A1 1.89%, 02/27/2051*(2)	175,427	165,043
VOLT XCIV LLC
Series 2021-NPL3, Class A1 2.24%, 02/27/2051*(2)	146,838	140,047
VOLT XCV LLC
Series 2021-NPL4, Class A1 2.24%, 03/27/2051*(2)	86,189	83,467
VOLT XCVI LLC
Series 2021-NPL5, Class A1 2.12%, 03/27/2051*(2)	102,136	97,707
VOLT XCVII LLC
Series 2021-NPL6, Class A1 2.24%, 04/25/2051*(2)	122,733	115,654
		4,480,886
Total Asset Backed Securities (cost $6,214,704)		5,901,825
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.3%
Commercial and Residential — 0.9%
ACRE Commercial Mtg., Ltd. FRS
Series 2021-FL4, Class A 6.28%, (1 ML+0.83%), 12/18/2037*	55,128	55,021
Series 2021-FL4, Class AS 6.55%, (1 ML+1.10%), 12/18/2037*	110,000	108,513
Ajax Mtg. Loan Trust
Series 2021-B, Class A 2.24%, 06/25/2066*(2)	89,784	85,469
BPR Trust FRS
Series 2021-KEN, Class A 6.69%, (1 ML+1.25%), 02/15/2029*	145,000	144,110
BXP Trust
Series 2017-GM, Class A 3.38%, 06/13/2039*	95,000	86,432
Cascade MH Asset Trust
Series 2021-MH1, Class A1 1.75%, 02/25/2046*	121,028	102,834
CSMC Trust VRS
Series 2021-RPL1, Class A1 1.67%, 09/27/2060*(1)	111,180	104,987
Federal National Mtg. Assoc. Connecticut Avenue Securities Trust FRS
Series 2023-R06, Class 1M2 8.03%, (SOFR30A+2.70%), 07/25/2043*	90,000	90,990
Legacy Mtg. Asset Trust
Series 2021-GS1, Class A1 1.89%, 10/25/2066*(2)	78,693	75,051

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
LHOME Mtg. Trust VRS
Series 2021-RTL1, Class A1 3.09%, 02/25/2026*(1)	$ 17,485	$ 17,420
PRPM LLC VRS
Series 2021-2, Class A1 2.12%, 03/25/2026*(1)	128,680	124,843
SLG Office Trust
Series 2021-OVA, Class A 2.59%, 07/15/2041*	110,000	87,153
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(1)	215,753	176,807
		1,259,630
U.S. Government Agency — 2.4%
Federal Agricultural Mtg. Trust VRS
Series 2021-1, Class A 2.18%, 01/25/2051*(1)	174,632	137,559
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2017-KGX1, Class BFX 3.71%, 10/25/2027*(1)	65,000	57,543
Series 2016-K58, Class B 3.87%, 09/25/2049*(1)	260,000	246,323
Series 2016-K56, Class B 4.09%, 06/25/2049*(1)	50,000	47,754
Federal Home Loan Mtg. Corp. Multifamily Structured Credit Risk FRS
Series 2021-MN2, Class M1 7.12%, (SOFR30A+1.80%), 07/25/2041*	95,643	89,682
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K727, Class X1 0.73%, 07/25/2024(1)(3)	7,963,892	19,205
Series K-150, Class A2 3.71%, 09/25/2032(1)	120,000	109,188
Federal Home Loan Mtg. Corp. REMIC
Series 3910, Class CU 4.00%, 03/15/2041	32,270	30,620
Federal Home Loan Mtg. Corp. SCRT
Series 2022-1, Class MTU 3.25%, 11/25/2061	47,872	40,173
Series 2018-1, Class M60C 3.50%, 05/25/2057	100,402	90,966
Series 2019-1, Class MT 3.50%, 07/25/2058	47,273	40,791
Series 2019-3, Class MB 3.50%, 10/25/2058	122,503	95,154
Series 2018-2, Class M55D 4.00%, 11/25/2057	171,586	154,767
Series 2018-4, Class M55D 4.00%, 03/25/2058	139,650	127,161
Series 2019-2, Class M55D 4.00%, 08/25/2058	149,466	134,735
Series 2019-3, Class M55D 4.00%, 10/25/2058	139,856	126,054
Series 2019-4, Class M55D 4.00%, 02/25/2059	51,402	46,285
Federal Home Loan Mtg. Corp. SCRT VRS
Series 2018-3, Class M55D 4.00%, 08/25/2057(1)	141,358	127,153
Federal Home Loan Mtg. Corp. STRIPS
2.00%, 09/15/2047	86,672	73,654
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal National Mtg. Assoc. Connecticut Avenue Securities Trust FRS
Series 2023-01, Class M7 9.33%, (SOFR30A+4.00%), 11/25/2053*	$ 105,000	$ 105,787
Federal National Mtg. Assoc. Grantor Trust
Series 2001-T12, Class A1 6.50%, 08/25/2041	79,641	79,621
Series 2002-T4, Class A1 6.50%, 12/25/2041	8,993	9,108
Federal National Mtg. Assoc. REMIC
Series 2021-M3, Class 1A1 1.00%, 11/25/2033	28,256	27,075
Series 2018-72, Class VB 3.50%, 10/25/2031	160,272	150,093
Series 2019-7, Class CA 3.50%, 11/25/2057	199,805	187,566
Series 2017-35, Class VA 4.00%, 07/25/2028	73,715	70,911
Series 2002-W3, Class A4 6.50%, 11/25/2041	83,164	83,420
Series 2002-W8, Class A1 6.50%, 06/25/2042	42,281	43,475
Federal National Mtg. Assoc. REMIC VRS
Series 2022-M1S, Class A2 2.15%, 04/25/2032(1)	225,000	180,887
Series 2018-M10, Class A1 3.47%, 07/25/2028(1)	4,390	4,363
Series 2022-M2S, Class A1 3.88%, 05/25/2032(1)	117,284	111,041
Series 2023-M8, Class A2 4.47%, 03/25/2033(1)	110,000	105,217
Government National Mtg. Assoc. REMIC
Series 2020-123, Class LB 1.00%, 08/20/2050	183,973	146,729
Government National Mtg. Assoc. REMIC VRS
Series 2021-H14, Class YD 7.74%, 06/20/2071(1)	128,029	115,023
		3,215,083
Total Collateralized Mortgage Obligations (cost $4,933,663)		4,474,713
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 18.9%
U.S. Government — 9.3%
United States Treasury Bonds
1.13%, 05/15/2040 to 08/15/2040	2,132,000	1,256,642
1.38%, 11/15/2040 to 08/15/2050	1,759,000	968,648
1.63%, 11/15/2050	800,000	435,500
1.88%, 02/15/2051 to 11/15/2051	696,000	403,882
2.25%, 02/15/2052	803,000	511,599
2.38%, 02/15/2042	405,000	288,468
3.00%, 08/15/2052	315,000	237,653
3.13%, 02/15/2043	225,000	179,358
3.38%, 08/15/2042	265,000	220,426
3.88%, 05/15/2043	50,000	44,562
United States Treasury Bonds STRIPS
Zero Coupon, 05/15/2027 to 05/15/2041	1,660,000	1,215,278
United States Treasury Notes
0.63%, 11/30/2027	292,000	252,158
0.75%, 01/31/2028	640,000	552,575
1.00%, 07/31/2028	850,000	730,834
1.25%, 05/31/2028	1,114,000	973,880
1.63%, 05/15/2031	805,000	667,207
1.88%, 02/15/2032#	615,000	510,234

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
2.75%, 07/31/2027	$ 160,000	$ 151,119
2.75%, 08/15/2032#	880,000	777,116
2.88%, 04/30/2029	276,000	256,367
3.13%, 08/31/2027	475,000	454,219
3.13%, 08/31/2029#	879,000	823,719
3.25%, 06/30/2027	345,000	331,941
3.38%, 05/15/2033	315,000	291,080
3.88%, 08/15/2033	290,000	278,898
		12,813,363
U.S. Government Agency — 9.6%
Federal Home Loan Mtg. Corp.
1.80%, 11/01/2028	210,000	181,071
2.50%, 07/01/2050 to 02/01/2051	348,489	283,721
3.00%, 11/01/2050 to 01/01/2052	316,168	268,496
3.45%, 08/01/2032	245,355	219,928
3.50%, 05/01/2042 to 01/01/2050	184,739	166,110
3.80%, 10/01/2034	100,000	89,886
4.00%, 01/01/2052	58,261	52,939
4.50%, 05/01/2052	52,180	49,786
Federal National Mtg. Assoc.
1.38%, 01/01/2031	300,000	237,500
1.56%, 12/01/2030	245,359	199,817
1.93%, 06/01/2035	102,276	78,203
1.95%, 10/01/2029	400,000	335,959
2.50%, 05/01/2051 to 01/01/2052	289,192	235,620
2.70%, 07/01/2026	148,088	139,376
2.97%, 08/01/2026	160,000	151,687
3.00%, 05/01/2050 to 02/01/2052	675,620	573,343
3.10%, 10/01/2032	139,000	121,371
3.14%, 07/01/2032	85,000	73,834
3.15%, 09/01/2033	105,000	89,718
3.30%, 07/01/2032	234,000	206,046
3.41%, 03/01/2033	107,000	93,786
3.45%, 08/01/2033	139,651	123,220
3.50%, 02/01/2052 to 11/01/2059	216,968	192,086
3.68%, 01/01/2032	160,000	145,836
3.77%, 12/01/2025	35,292	34,358
3.81%, 10/01/2032	140,000	127,784
3.97%, 01/01/2029	210,000	200,897
4.00%, 06/01/2049 to 08/01/2059	942,140	867,781
4.05%, 07/01/2032	100,000	93,482
4.12%, 11/01/2032	155,000	145,330
4.18%, 11/01/2030	35,165	33,149
4.31%, 10/01/2032	240,000	227,672
4.34%, 01/01/2029	54,428	52,981
4.41%, 01/01/2033	165,000	157,143
4.45%, 12/01/2032	155,000	148,942
4.50%, 05/01/2052	141,622	134,656
4.74%, 04/01/2031	129,538	127,637
4.76%, 01/01/2030	378,000	374,178
4.83%, 12/01/2029	221,000	219,670
4.93%, 10/01/2032	113,000	112,398
4.97%, 09/01/2029	200,000	200,184
5.00%, 06/01/2053	128,928	124,108
5.07%, 03/01/2028	67,453	67,615
5.35%, 11/01/2027	248,490	251,424
6.00%, 06/01/2052	59,103	59,570
Government National Mtg. Assoc.
2.50%, 12/20/2050	194,582	159,033
3.00%, 02/20/2051 to 07/20/2051	1,950,067	1,698,403
3.50%, 01/20/2051 to 02/20/2052	2,007,250	1,795,738
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
4.00%, 05/20/2038 to 08/20/2052	$ 391,714	$ 362,007
4.50%, 12/20/2031 to 05/20/2052	135,462	129,113
5.00%, 02/20/2052 to 08/20/2052	367,226	356,837
5.50%, 06/20/2063	124,724	122,513
6.00%, 09/20/2053 to 06/20/2063	267,040	268,153
Government National Mtg. Corp.
6.50%, 11/20/2053	160,000	166,052
Uniform Mtg. Backed Securities
2.50%, December 30 TBA	60,000	48,572
		13,176,719
Total U.S. Government & Agency Obligations (cost $30,244,679)		25,990,082
MUNICIPAL SECURITIES — 0.0%
Texas Natural Gas Securitization Finance Corp. Revenue Bonds
5.17%, 04/01/2041 (cost $30,000)	30,000	29,526
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	44,000	66
Total Long-Term Investment Securities (cost $132,019,765)		134,454,012
SHORT-TERM INVESTMENTS — 0.0%
Unaffiliated Investment Companies — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 5.36%(4)(5) (cost $63,188)	63,188	63,188
REPURCHASE AGREEMENTS — 2.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 11/30/2023, to be repurchased 12/01/2023 in the amount of $2,677,554 and collateralized by $2,772,000 of United States Treasury Notes, bearing interest at 3.75% due 04/15/2026 and having an approximate value of $2,731,032 (cost $2,677,435)	2,677,435	2,677,435
TOTAL INVESTMENTS (cost $134,760,388)(6)	99.9%	137,194,635
Other assets less liabilities	0.1	158,917
NET ASSETS	100.0%	$137,353,552
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Asset Allocation Fund has no right to demand registration of these securities. At November 30, 2023, the aggregate value of these securities was $10,475,709 representing 7.6% of net assets.
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of November 30, 2023.
(3)	Interest Only

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

(4)	The rate shown is the 7-day yield as of November 30, 2023.
(5)	At November 30, 2023, the Fund had loaned securities with a total value of $2,424,000. This was secured by collateral of $63,188, which was received in cash and subsequently invested in short-term investments currently valued at $63,188 as reported in the Portfolio of Investments. Additional collateral of $2,477,158 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2023
Federal Home Loan Mtg. Corp.	1.50% to 5.86%	11/25/2033 to 01/15/2055	$ 343,181
Federal National Mtg. Assoc.	1.50% to 5.50%	01/25/2027 to 12/25/2057	139,814
Government National Mtg. Assoc.	1.00% to 6.50%	08/20/2033 to 09/16/2065	1,392,002
United States Treasury Bills	0.00%	10/03/2024	41
United States Treasury Notes/Bonds	0.00% to 6.13%	06/30/2024 to 05/15/2053	602,120
(6)	See Note 4 for cost of investments on a tax basis.
1 ML—1 Month USD LIBOR
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at November 30, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
3	Long	S&P 500 E-Mini Index	December 2023	$682,744	$686,513	$3,769
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$83,129,137	$ —	$—	$ 83,129,137
Corporate Bonds & Notes	—	14,928,663	—	14,928,663
Asset Backed Securities	—	5,901,825	—	5,901,825
Collateralized Mortgage Obligations	—	4,474,713	—	4,474,713
U.S. Government & Agency Obligations	—	25,990,082	—	25,990,082
Municipal Securities	—	29,526	—	29,526
Escrows and Litigation Trusts	—	66	—	66
Short-Term Investments	63,188	—	—	63,188
Repurchase Agreements	—	2,677,435	—	2,677,435
Total Investments at Value	$83,192,325	$54,002,310	$—	$137,194,635
Other Financial Instruments:
Futures Contracts	$ 3,769	$ —	$—	$ 3,769
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Capital Appreciation Fund
PORTFOLIO PROFILE — November 30, 2023— (unaudited)

Industry Allocation*
Software	22.0%
Internet	20.3
Semiconductors	10.6
Computers	10.1
Pharmaceuticals	6.0
Diversified Financial Services	4.4
Retail	3.8
Biotechnology	3.4
Healthcare-Services	3.1
Beverages	2.9
Commercial Services	2.8
Short-Term Investments	1.7
Auto Manufacturers	1.4
Miscellaneous Manufacturing	1.2
Environmental Control	1.0
Apparel	0.9
Telecommunications	0.7
Cosmetics/Personal Care	0.7
Oil & Gas	0.7
Metal Fabricate/Hardware	0.6
REITS	0.5
Healthcare-Products	0.5
Electronics	0.4
Electrical Components & Equipment	0.4
100.1%
*	Calculated as a percentage of net assets

VALIC Company I Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.4%
Apparel — 0.9%
Deckers Outdoor Corp.†	919	$ 610,188
Auto Manufacturers — 1.4%
Tesla, Inc.†	3,845	923,108
Beverages — 2.9%
Celsius Holdings, Inc.†	5,752	284,781
Monster Beverage Corp.†	18,520	1,021,378
PepsiCo, Inc.	3,810	641,185
		1,947,344
Biotechnology — 3.4%
Exelixis, Inc.†	22,673	494,498
Incyte Corp.†	9,897	537,803
Vertex Pharmaceuticals, Inc.†	3,560	1,263,124
		2,295,425
Commercial Services — 2.8%
FleetCor Technologies, Inc.†	2,818	677,729
PayPal Holdings, Inc.†	13,351	769,151
WillScot Mobile Mini Holdings Corp.†	10,989	458,461
		1,905,341
Computers — 10.1%
Apple, Inc.	32,692	6,209,846
Crowdstrike Holdings, Inc., Class A†	2,666	631,815
		6,841,661
Cosmetics/Personal Care — 0.7%
Estee Lauder Cos., Inc., Class A	3,704	472,964
Diversified Financial Services — 4.4%
Charles Schwab Corp.	12,618	773,736
Mastercard, Inc., Class A	5,313	2,198,679
		2,972,415
Electrical Components & Equipment — 0.4%
Acuity Brands, Inc.	1,689	302,770
Electronics — 0.4%
Hubbell, Inc.	1,022	306,600
Environmental Control — 1.0%
Waste Management, Inc.	4,095	700,204
Healthcare-Products — 0.5%
Stryker Corp.	1,044	309,368
Healthcare-Services — 3.1%
UnitedHealth Group, Inc.	3,773	2,086,356
Internet — 20.3%
Alphabet, Inc., Class A†	6,997	927,312
Alphabet, Inc., Class C†	24,054	3,221,312
Amazon.com, Inc.†	25,396	3,710,102
Booking Holdings, Inc.†	225	703,283
Expedia Group, Inc.†	5,826	793,385
F5, Inc.†	2,447	418,902
Lyft, Inc., Class A†	27,221	319,302
Match Group, Inc.†	7,230	234,107
Meta Platforms, Inc., Class A†	8,586	2,808,910
Pinterest, Inc., Class A†	19,533	665,489
		13,802,104
Metal Fabricate/Hardware — 0.6%
Valmont Industries, Inc.	1,873	411,255
Security Description	Shares or Principal Amount	Value

Miscellaneous Manufacturing — 1.2%
Axon Enterprise, Inc.†	2,208	$ 507,553
ITT, Inc.	3,110	336,720
		844,273
Oil & Gas — 0.7%
EOG Resources, Inc.	3,645	448,590
Pharmaceuticals — 6.0%
Cigna Group	3,207	843,056
Dexcom, Inc.†	7,009	809,680
Eli Lilly & Co.	2,645	1,563,301
McKesson Corp.	759	357,155
Neurocrine Biosciences, Inc.†	4,616	538,179
		4,111,371
REITS — 0.5%
Equinix, Inc.	407	331,709
Retail — 3.8%
AutoZone, Inc.†	365	952,624
Domino's Pizza, Inc.	1,867	733,526
Lululemon Athletica, Inc.†	1,280	571,904
TJX Cos., Inc.	3,874	341,338
		2,599,392
Semiconductors — 10.6%
Advanced Micro Devices, Inc.†	10,689	1,295,079
Broadcom, Inc.	1,530	1,416,367
NVIDIA Corp.	6,594	3,084,014
QUALCOMM, Inc.	10,930	1,410,516
		7,205,976
Software — 22.0%
Adobe, Inc.†	3,191	1,949,733
Autodesk, Inc.†	1,848	403,659
Datadog, Inc., Class A†	3,797	442,616
DoubleVerify Holdings, Inc.†	11,118	369,118
Dynatrace, Inc.†	13,630	729,886
Electronic Arts, Inc.	5,155	711,442
HubSpot, Inc.†	992	489,979
Microsoft Corp.	16,861	6,388,801
MSCI, Inc.	851	443,243
Salesforce, Inc.†	1,435	361,476
ServiceNow, Inc.†	1,966	1,348,165
Unity Software, Inc.#†	4,894	144,422
Workday, Inc., Class A†	4,471	1,210,389
		14,992,929
Telecommunications — 0.7%
Arista Networks, Inc.†	2,201	483,582
Total Long-Term Investment Securities (cost $46,353,886)		66,904,925

VALIC Company I Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.7%
Unaffiliated Investment Companies — 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31%(1) (cost $1,124,342)	1,124,342	$ 1,124,342
TOTAL INVESTMENTS (cost $47,478,228)(2)	100.1%	68,029,267
Other assets less liabilities	(0.1)	(45,054)
NET ASSETS	100.0%	$67,984,213
†	Non-income producing security
#	The security or a portion thereof is out on loan.
At November 30, 2023, the Fund had loaned securities with a total value of $144,422. This was secured by collateral of $151,799 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2023
United States Treasury Notes/Bonds	0.13% to 5.60%	01/15/2024 to 08/15/2044	$151,799
(1)	The rate shown is the 7-day yield as of November 30, 2023.
(2)	See Note 4 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$66,904,925	$—	$—	$66,904,925
Short-Term Investments	1,124,342	—	—	1,124,342
Total Investments at Value	$68,029,267	$—	$—	$68,029,267
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Conservative Growth Lifestyle Fund
PORTFOLIO PROFILE — November 30, 2023— (unaudited)

Industry Allocation*
Domestic Fixed Income Investment Companies	63.0%
Domestic Equity Investment Companies	27.1
International Equity Investment Companies	9.0
Short-Term Investments	0.9
100.0%
*	Calculated as a percentage of net assets

VALIC Company I Conservative Growth Lifestyle Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 99.1%
Domestic Fixed Income Investment Companies — 63.0%
VALIC Company I Core Bond Fund (cost $203,327,192)	19,191,685	$184,240,180
Domestic Equity Investment Companies — 27.1%
VALIC Company I Small Cap Growth Fund	670,984	8,810,024
VALIC Company I Small Cap Value Fund	805,562	8,828,956
VALIC Company I Stock Index Fund	747,649	36,604,894
VALIC Company I Systematic Growth Fund	774,487	12,391,793
VALIC Company I Systematic Value Fund	1,007,206	12,559,854
Total Domestic Equity Investment Companies (cost $75,734,516)		79,195,521
International Equity Investment Companies — 9.0%
VALIC Company I International Equities Index Fund (cost $23,374,980)	3,451,331	26,230,116
Total Long-Term Investment Securities (cost $302,436,688)		289,665,817
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.9%
Unaffiliated Investment Companies — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31%(2) (cost $2,737,373)	2,737,373	$ 2,737,373
TOTAL INVESTMENTS (cost $305,174,061)(3)	100.0%	292,403,190
Other assets less liabilities	(0.0)	(126,943)
NET ASSETS	100.0%	$292,276,247
#	The VALIC Company I Conservative Growth Lifestyle Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.corebridgefinancial.com/rs.
(1)	See Note 8.
(2)	The rate shown is the 7-day yield as of November 30, 2023.
(3)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$289,665,817	$—	$—	$289,665,817
Short-Term Investments	2,737,373	—	—	2,737,373
Total Investments at Value	$292,403,190	$—	$—	$292,403,190
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Core Bond Fund
PORTFOLIO PROFILE — November 30, 2023— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	58.1%
Banks	8.9
Electric	3.0
Pharmaceuticals	1.9
Oil & Gas	1.4
Telecommunications	1.4
Pipelines	1.3
Collateralized Mortgage Obligations	1.3
Media	1.2
Short-Term Investments	1.1
Insurance	1.1
Healthcare-Services	1.1
Food	1.0
Diversified Financial Services	1.0
Retail	0.9
Auto Manufacturers	0.9
REITS	0.8
Computers	0.7
Commercial Services	0.7
Foreign Government Obligations	0.7
Software	0.7
Credit Card Receivables	0.7
Chemicals	0.7
Auto Loan Receivables	0.6
Transportation	0.6
Aerospace/Defense	0.5
Packaging & Containers	0.4
Machinery-Diversified	0.4
Biotechnology	0.4
Cosmetics/Personal Care	0.4
Environmental Control	0.4
Semiconductors	0.4
Lodging	0.4
Internet	0.3
Electronics	0.3
Machinery-Construction & Mining	0.3
Oil Field Machinery & Equipment	0.3
Beverages	0.3
Multi-National	0.3
Healthcare-Products	0.3
Trucking & Leasing	0.3
Entertainment	0.3
Forest Products & Paper	0.2
Other Asset Backed Securities	0.2
Airlines	0.2
Miscellaneous Manufacturing	0.2
Leisure Time	0.2
Building Materials	0.2
Iron/Steel	0.2
Gas	0.1
Mining	0.1
Oil & Gas Services	0.1
Real Estate	0.1
Savings & Loans	0.1
Hand/Machine Tools	0.1
Engineering & Construction	0.1
99.9%
Credit Quality†#
Aaa	61.0%
Aa	1.7
A	11.0
Baa	17.6
Ba	2.5

B	2.7%
Caa	0.4
Not Rated@	3.1
100.0%
*	Calculated as a percentage of net assets
†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 36.9%
Aerospace/Defense — 0.5%
Boeing Co.
3.38%, 06/15/2046	$ 1,213,000	$ 830,520
5.15%, 05/01/2030	1,413,000	1,399,964
5.93%, 05/01/2060	2,445,000	2,373,353
L3Harris Technologies, Inc.
5.40%, 07/31/2033	2,114,000	2,107,081
Lockheed Martin Corp.
2.80%, 06/15/2050	15,000	9,826
4.45%, 05/15/2028	1,525,000	1,505,622
Northrop Grumman Corp.
4.95%, 03/15/2053	909,000	836,546
Raytheon Technologies Corp.
5.38%, 02/27/2053	1,774,000	1,695,299
Rolls-Royce PLC
5.75%, 10/15/2027*	500,000	494,092
RTX Corp.
6.40%, 03/15/2054	1,054,000	1,144,182
Spirit AeroSystems, Inc.
9.75%, 11/15/2030*	165,000	173,755
		12,570,240
Airlines — 0.2%
Air Canada
3.88%, 08/15/2026*	540,000	504,042
American Airlines, Inc.
7.25%, 02/15/2028*#	720,000	711,104
8.50%, 05/15/2029*	354,000	365,166
11.75%, 07/15/2025*	810,000	886,424
British Airways Pass Through Trust
2.90%, 09/15/2036*	1,610,030	1,347,441
Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd.
5.75%, 01/20/2026*	835,228	664,412
United Airlines, Inc.
4.63%, 04/15/2029*	845,000	754,340
		5,232,929
Auto Manufacturers — 0.9%
Daimler Truck Finance North America LLC
5.13%, 01/19/2028*	1,097,000	1,082,480
5.20%, 01/17/2025*	1,060,000	1,054,831
Daimler Trucks Finance North America LLC
2.50%, 12/14/2031*	444,000	356,354
Ford Motor Co.
3.25%, 02/12/2032	450,000	358,929
4.75%, 01/15/2043	628,000	485,143
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	2,607,000	2,241,072
4.95%, 05/28/2027	555,000	529,443
5.11%, 05/03/2029	402,000	377,788
7.35%, 11/04/2027 to 03/06/2030	561,000	580,432
General Motors Co.
5.40%, 10/15/2029	1,429,000	1,407,878
General Motors Financial Co., Inc.
2.70%, 06/10/2031	1,231,000	988,582
2.75%, 06/20/2025	1,504,000	1,432,648
5.80%, 06/23/2028	1,345,000	1,344,116
Hyundai Capital America
5.80%, 06/26/2025*	971,000	970,717
6.50%, 01/16/2029*	998,000	1,024,065
Mercedes-Benz Finance North America LLC
5.10%, 08/03/2028*	2,570,000	2,556,258
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
5.38%, 11/26/2025*	$ 2,047,000	$ 2,050,097
Toyota Motor Credit Corp.
5.40%, 11/20/2026	2,923,000	2,952,320
Volkswagen Group of America Finance LLC
6.45%, 11/16/2030*	1,997,000	2,043,630
		23,836,783
Banks — 8.9%
Banco Santander SA
5.59%, 08/08/2028	4,600,000	4,568,621
6.92%, 08/08/2033	1,200,000	1,193,590
6.94%, 11/07/2033	2,200,000	2,329,722
Bank of America Corp.
0.98%, 09/25/2025	3,139,000	3,008,201
2.46%, 10/22/2025	5,439,000	5,265,885
3.31%, 04/22/2042	1,930,000	1,428,411
3.85%, 03/08/2037	5,191,000	4,379,336
3.97%, 02/07/2030	1,324,000	1,223,634
4.08%, 04/23/2040	2,671,000	2,210,711
4.18%, 11/25/2027	2,827,000	2,692,747
4.57%, 04/27/2033	831,000	762,246
6.11%, 01/29/2037	2,359,000	2,417,998
Bank of Nova Scotia
4.59%, 05/04/2037	2,873,000	2,442,589
5.65%, 02/01/2034	2,883,000	2,861,071
BankUnited, Inc.
4.88%, 11/17/2025	3,016,000	2,916,547
5.13%, 06/11/2030#	5,764,000	5,048,211
Barclays PLC
3.56%, 09/23/2035	3,749,000	3,016,367
BNP Paribas SA
1.32%, 01/13/2027*	1,515,000	1,376,713
1.68%, 06/30/2027*	3,193,000	2,872,407
5.89%, 12/05/2034*	1,948,000	1,950,756
BPCE SA
3.58%, 10/19/2042*	1,684,000	1,099,745
Citigroup, Inc.
2.57%, 06/03/2031	736,000	607,715
2.67%, 01/29/2031	428,000	358,781
2.90%, 11/03/2042	632,000	431,200
3.67%, 07/24/2028	371,000	347,440
4.45%, 09/29/2027	3,467,000	3,319,966
5.61%, 09/29/2026	2,239,000	2,236,349
5.88%, 02/22/2033	2,309,000	2,335,582
6.00%, 10/31/2033	4,732,000	4,818,021
6.17%, 05/25/2034	821,000	814,692
Citizens Financial Group, Inc.
2.64%, 09/30/2032	5,576,000	4,024,937
Cooperatieve Rabobank UA
1.00%, 09/24/2026*	5,351,000	4,910,769
Credit Agricole SA
1.25%, 01/26/2027*	1,568,000	1,419,986
5.59%, 07/05/2026*	3,236,000	3,250,889
Credit Suisse AG
7.50%, 02/15/2028	1,298,000	1,391,072
Credit Suisse Group AG
9.02%, 11/15/2033*	484,000	572,824
Danske Bank A/S
0.98%, 09/10/2025*	1,000,000	960,984
3.24%, 12/20/2025*	2,650,000	2,560,741
Deutsche Bank AG
2.55%, 01/07/2028	1,583,000	1,415,078
3.74%, 01/07/2033	4,166,000	3,187,925

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
6.72%, 01/18/2029	$ 274,000	$ 278,804
7.08%, 02/10/2034	498,000	477,406
Fifth Third Bancorp
6.34%, 07/27/2029	392,000	395,710
Fifth Third Bank NA
5.85%, 10/27/2025	1,049,000	1,036,555
First Horizon Bank
5.75%, 05/01/2030#	5,696,000	5,078,452
Goldman Sachs Group, Inc.
1.54%, 09/10/2027	2,452,000	2,184,130
2.38%, 07/21/2032	1,721,000	1,355,182
3.21%, 04/22/2042	1,611,000	1,159,632
3.80%, 03/15/2030	679,000	615,417
4.22%, 05/01/2029	2,658,000	2,509,222
6.75%, 10/01/2037	3,812,000	4,005,028
HSBC Holdings PLC
2.25%, 11/22/2027	3,040,000	2,750,708
4.18%, 12/09/2025	2,674,000	2,620,346
6.33%, 03/09/2044	4,108,000	4,172,763
8.11%, 11/03/2033	858,000	935,844
Huntington National Bank
4.55%, 05/17/2028	2,502,000	2,363,751
ING Groep NV
1.40%, 07/01/2026*	3,627,000	3,373,891
6.11%, 09/11/2034	526,000	527,626
Intesa Sanpaolo SpA
4.95%, 06/01/2042*	2,664,000	1,754,179
7.78%, 06/20/2054*	2,235,000	2,146,710
JPMorgan Chase & Co.
2.01%, 03/13/2026	4,129,000	3,932,755
2.07%, 06/01/2029	4,249,000	3,678,939
2.53%, 11/19/2041	6,993,000	4,668,206
2.55%, 11/08/2032	814,000	654,374
3.54%, 05/01/2028	2,601,000	2,447,195
4.91%, 07/25/2033	808,000	768,478
5.72%, 09/14/2033	2,777,000	2,766,956
6.13%, 04/30/2024(1)	2,412,000	2,395,286
KeyBank NA
3.40%, 05/20/2026	2,272,000	2,052,584
Lloyds Banking Group PLC
5.87%, 03/06/2029	1,069,000	1,071,813
M&T Bank Corp.
7.41%, 10/30/2029	694,000	723,629
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/2025	1,378,000	1,321,153
4.79%, 07/18/2025	2,528,000	2,509,265
Mizuho Financial Group, Inc.
2.56%, 09/13/2025	4,324,000	4,210,424
5.78%, 07/06/2029	4,478,000	4,525,553
Morgan Stanley
1.16%, 10/21/2025	1,220,000	1,164,571
1.51%, 07/20/2027	3,294,000	2,957,506
2.48%, 09/16/2036	331,000	249,912
3.22%, 04/22/2042	1,854,000	1,347,807
3.62%, 04/01/2031	707,000	627,440
4.68%, 07/17/2026	732,000	719,430
5.30%, 04/20/2037	3,281,000	3,054,776
Morgan Stanley VRS
3.59%, 07/22/2028(2)	3,621,000	3,389,475
NatWest Group PLC
1.64%, 06/14/2027	1,815,000	1,628,801
3.03%, 11/28/2035	3,269,000	2,553,490
Security Description	Shares or Principal Amount	Value

Banks (continued)
8.00%, 08/10/2025(1)	$ 1,096,000	$ 1,087,013
Nordea Bank Abp
5.38%, 09/22/2027*	1,556,000	1,546,308
Regions Bank
6.45%, 06/26/2037	313,000	302,090
Regions Financial Corp.
7.38%, 12/10/2037	2,239,000	2,381,070
Signature Bank
4.00%, 10/15/2030	4,120,000	267,800
Societe Generale SA
3.63%, 03/01/2041*	1,420,000	898,426
7.88%, 12/18/2023*(1)	1,554,000	1,552,754
Swedbank AB
1.54%, 11/16/2026*	3,967,000	3,554,878
Synovus Bank/Columbus GA
5.63%, 02/15/2028	787,000	720,608
Texas Capital Bancshares, Inc.
4.00%, 05/06/2031	2,396,000	2,052,625
Truist Financial Corp.
4.92%, 07/28/2033	1,479,000	1,311,077
5.12%, 01/26/2034	1,156,000	1,063,390
UBS Group AG
1.49%, 08/10/2027*	2,210,000	1,963,265
4.13%, 09/24/2025*	269,000	259,957
4.75%, 05/12/2028*	1,677,000	1,616,078
UniCredit SpA
2.57%, 09/22/2026*	3,353,000	3,110,956
US Bancorp
2.22%, 01/27/2028	753,000	678,707
2.49%, 11/03/2036	5,836,000	4,308,408
Valley National Bancorp
3.00%, 06/15/2031	2,003,000	1,719,962
Wells Fargo & Co.
2.39%, 06/02/2028	930,000	835,756
2.57%, 02/11/2031	1,334,000	1,114,809
3.07%, 04/30/2041	1,987,000	1,422,428
4.30%, 07/22/2027	5,817,000	5,583,516
4.65%, 11/04/2044	1,060,000	874,349
5.39%, 04/24/2034	1,164,000	1,119,881
5.61%, 01/15/2044	1,081,000	1,007,000
Zions Bancorp NA
3.25%, 10/29/2029	4,252,000	3,323,594
		234,868,338
Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	3,357,000	3,108,623
Brown-Forman Corp.
4.75%, 04/15/2033#	997,000	981,412
Constellation Brands, Inc.
4.35%, 05/09/2027	816,000	795,952
PepsiCo, Inc.
3.60%, 02/18/2028	1,071,000	1,026,604
3.90%, 07/18/2032	1,232,000	1,158,863
4.00%, 03/05/2042	570,000	479,595
		7,551,049
Biotechnology — 0.4%
Amgen, Inc.
2.80%, 08/15/2041	2,081,000	1,433,537
3.15%, 02/21/2040	1,351,000	996,351
4.40%, 05/01/2045	558,000	463,687

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Biotechnology (continued)
5.65%, 03/02/2053	$ 1,664,000	$ 1,640,923
5.75%, 03/02/2063	1,112,000	1,088,191
CSL Finance PLC
4.75%, 04/27/2052*#	889,000	783,991
Gilead Sciences, Inc.
5.55%, 10/15/2053	989,000	998,389
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	658,000	522,511
2.80%, 09/15/2050	1,732,000	1,051,047
Royalty Pharma PLC
2.15%, 09/02/2031#	2,081,000	1,626,327
		10,604,954
Building Materials — 0.2%
Carrier Global Corp.
3.38%, 04/05/2040	1,995,000	1,494,141
6.20%, 03/15/2054*	489,000	516,897
Lennox International, Inc.
5.50%, 09/15/2028	1,391,000	1,396,242
Standard Industries, Inc.
3.38%, 01/15/2031*	697,000	572,277
5.00%, 02/15/2027*	250,000	239,379
		4,218,936
Chemicals — 0.7%
Albemarle Corp.
5.65%, 06/01/2052#	337,000	285,373
Braskem Netherlands Finance BV
4.50%, 01/10/2028*	1,774,000	1,538,767
7.25%, 02/13/2033*#	326,000	298,243
CF Industries, Inc.
5.38%, 03/15/2044	2,051,000	1,839,980
Consolidated Energy Finance SA
5.63%, 10/15/2028*	1,082,000	900,703
Eastman Chemical Co.
5.75%, 03/08/2033	1,509,000	1,499,971
Ecolab, Inc.
2.70%, 12/15/2051	1,922,000	1,198,943
5.25%, 01/15/2028	1,450,000	1,469,821
FMC Corp.
5.15%, 05/18/2026	354,000	348,821
Methanex Corp.
5.13%, 10/15/2027	520,000	490,045
Minerals Technologies, Inc.
5.00%, 07/01/2028*	751,000	688,753
Nutrien, Ltd.
5.80%, 03/27/2053	1,123,000	1,106,879
5.95%, 11/07/2025	1,034,000	1,041,444
OCI NV
6.70%, 03/16/2033*	1,034,000	1,009,393
Olympus Water US Holding Corp.
9.75%, 11/15/2028*	715,000	735,416
RPM International, Inc.
2.95%, 01/15/2032	623,000	500,917
4.55%, 03/01/2029	1,336,000	1,273,328
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029*	808,000	313,901
Westlake Corp.
3.38%, 08/15/2061	1,748,000	1,026,062
		17,566,760
Security Description	Shares or Principal Amount	Value

Coal — 0.0%
Warrior Met Coal, Inc.
7.88%, 12/01/2028*	$ 351,000	$ 344,920
Commercial Services — 0.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/2028*	810,000	702,748
Deluxe Corp.
8.00%, 06/01/2029*	1,090,000	919,335
Ford Foundation
2.82%, 06/01/2070	1,598,000	915,443
Garda World Security Corp.
6.00%, 06/01/2029*	510,000	424,741
9.50%, 11/01/2027*	445,000	429,217
Metis Merger Sub LLC
6.50%, 05/15/2029*	491,000	414,935
Mobius Merger Sub, Inc.
9.00%, 06/01/2030*	500,000	475,115
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38%, 08/31/2027*	623,000	563,624
PROG Holdings, Inc.
6.00%, 11/15/2029*	977,000	853,654
Quanta Services, Inc.
2.90%, 10/01/2030#	1,447,000	1,218,439
3.05%, 10/01/2041	1,075,000	730,141
S&P Global, Inc.
2.70%, 03/01/2029	1,778,000	1,604,069
5.25%, 09/15/2033*	347,000	349,778
Sotheby's
7.38%, 10/15/2027*	697,000	639,188
Sotheby's/Bidfair Holdings, Inc.
5.88%, 06/01/2029*	291,000	236,437
TriNet Group, Inc.
3.50%, 03/01/2029*	545,000	474,150
Triton Container International, Ltd.
2.05%, 04/15/2026*	4,490,000	4,056,909
3.15%, 06/15/2031*	4,094,000	3,138,324
Upbound Group, Inc.
6.38%, 02/15/2029*	745,000	678,390
		18,824,637
Computers — 0.7%
Ahead DB Holdings LLC
6.63%, 05/01/2028*	1,085,000	931,245
Apple, Inc.
1.40%, 08/05/2028	3,121,000	2,707,607
2.65%, 05/11/2050	1,484,000	964,642
2.70%, 08/05/2051	811,000	529,649
3.95%, 08/08/2052	1,245,000	1,035,186
Booz Allen Hamilton, Inc.
5.95%, 08/04/2033	427,000	431,185
Dell International LLC / EMC Corp.
3.38%, 12/15/2041	2,147,000	1,526,223
Dell International LLC/EMC Corp.
8.10%, 07/15/2036	1,398,000	1,646,305
Hewlett Packard Enterprise Co.
1.75%, 04/01/2026	2,255,000	2,075,442
5.25%, 07/01/2028	2,629,000	2,635,832
Leidos, Inc.
4.38%, 05/15/2030	1,821,000	1,684,686
5.75%, 03/15/2033	1,033,000	1,028,791
McAfee Corp.
7.38%, 02/15/2030*	1,422,000	1,228,393

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Computers (continued)
NCR Voyix Corp.
5.13%, 04/15/2029*	$ 470,000	$ 430,449
NCR Atleos Corp.
9.50%, 04/01/2029*	366,000	377,965
Seagate HDD Cayman
4.09%, 06/01/2029	480,000	430,613
		19,664,213
Cosmetics/Personal Care — 0.4%
Coty, Inc.
5.00%, 04/15/2026*	213,000	207,898
Edgewell Personal Care Co.
4.13%, 04/01/2029*	746,000	658,158
Estee Lauder Cos., Inc.
4.38%, 05/15/2028	1,374,000	1,340,699
GSK Consumer Healthcare Capital UK PLC
3.13%, 03/24/2025	2,145,000	2,077,145
Haleon US Capital LLC
3.63%, 03/24/2032	2,872,000	2,530,561
Kenvue, Inc.
4.90%, 03/22/2033	1,622,000	1,607,716
Procter & Gamble Co.
3.95%, 01/26/2028#	2,111,000	2,062,970
		10,485,147
Distribution/Wholesale — 0.0%
Windsor Holdings III LLC
8.50%, 06/15/2030*	414,000	425,847
Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	1,949,000	1,775,524
AG Issuer LLC
6.25%, 03/01/2028*	720,000	698,193
Aretec Escrow Issuer, Inc.
7.50%, 04/01/2029*	896,000	757,173
Avolon Holdings Funding, Ltd.
6.38%, 05/04/2028*	570,000	568,433
Bread Financial Holdings, Inc.
4.75%, 12/15/2024*	883,000	860,792
Burford Capital Global Finance LLC
6.25%, 04/15/2028*	915,000	869,250
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	958,000	699,340
Curo Group Holdings Corp.
7.50%, 08/01/2028*	730,000	121,968
Enact Holdings, Inc.
6.50%, 08/15/2025*	700,000	691,417
Enova International, Inc.
8.50%, 09/15/2025*	679,000	666,191
goeasy, Ltd.
4.38%, 05/01/2026*	577,000	540,841
9.25%, 12/01/2028*	340,000	349,248
Intercontinental Exchange, Inc.
4.95%, 06/15/2052	1,946,000	1,797,409
5.20%, 06/15/2062	1,096,000	1,026,001
LFS Topco LLC
5.88%, 10/15/2026*	820,000	721,519
LPL Holdings, Inc.
4.00%, 03/15/2029*	390,000	347,920
Nasdaq, Inc.
5.95%, 08/15/2053	535,000	541,768
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
6.10%, 06/28/2063	$ 641,000	$ 652,777
NFP Corp.
4.88%, 08/15/2028*	356,000	324,922
8.50%, 10/01/2031*	530,000	547,413
OneMain Finance Corp.
5.38%, 11/15/2029	830,000	747,035
Synchrony Financial
4.50%, 07/23/2025	9,291,000	8,934,641
USAA Capital Corp.
3.38%, 05/01/2025*	2,593,000	2,514,518
		26,754,293
Electric — 3.0%
AES Corp.
2.45%, 01/15/2031	3,045,000	2,457,234
5.45%, 06/01/2028	1,371,000	1,358,673
Alliant Energy Finance LLC
5.95%, 03/30/2029*	888,000	901,606
Ameren Corp.
5.70%, 12/01/2026	820,000	827,163
American Electric Power Co., Inc.
5.63%, 03/01/2033	1,283,000	1,285,208
Atlantica Sustainable Infrastructure PLC
4.13%, 06/15/2028*	809,000	725,663
Avangrid, Inc.
3.20%, 04/15/2025	3,611,000	3,486,115
Calpine Corp.
3.75%, 03/01/2031*	558,000	478,125
5.00%, 02/01/2031*	624,000	551,704
CMS Energy Corp.
3.75%, 12/01/2050	1,273,000	942,686
4.75%, 06/01/2050	1,513,000	1,306,767
Consolidated Edison Co. of New York, Inc.
3.95%, 04/01/2050	1,260,000	975,110
4.45%, 03/15/2044	849,000	718,745
Constellation Energy Generation LLC
6.50%, 10/01/2053	813,000	850,038
Dominion Energy, Inc.
5.25%, 08/01/2033	2,137,000	2,070,502
5.75%, 10/01/2054	899,000	868,371
DTE Electric Co.
3.95%, 03/01/2049	1,843,000	1,431,891
DTE Energy Co.
4.88%, 06/01/2028	2,016,000	1,976,546
Duke Energy Carolinas LLC
3.55%, 03/15/2052	722,000	511,161
5.40%, 01/15/2054	549,000	522,196
Duke Energy Florida LLC
5.95%, 11/15/2052	802,000	822,648
Duke Energy Ohio, Inc.
5.65%, 04/01/2053	574,000	562,104
Duke Energy Progress LLC
4.00%, 04/01/2052	1,154,000	874,825
Electricite de France SA
5.70%, 05/23/2028*	1,446,000	1,461,984
Emera US Finance LP
4.75%, 06/15/2046	2,017,000	1,550,795
Enel Finance International NV
3.50%, 04/06/2028*	1,328,000	1,218,649
4.75%, 05/25/2047*	1,025,000	826,473
7.75%, 10/14/2052*	1,290,000	1,485,741
Entergy Mississippi LLC
3.50%, 06/01/2051	842,000	577,161

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Entergy Texas, Inc.
4.50%, 03/30/2039	$ 3,156,000	$ 2,707,891
5.00%, 09/15/2052	575,000	504,524
Exelon Corp.
5.60%, 03/15/2053	797,000	763,594
FirstEnergy Transmission LLC
4.55%, 04/01/2049*	2,162,000	1,747,221
Georgia Power Co.
3.25%, 03/15/2051	2,354,000	1,565,496
Interstate Power & Light Co.
3.50%, 09/30/2049	1,592,000	1,092,519
Kentucky Power Co.
7.00%, 11/15/2033*	2,709,000	2,796,296
Liberty Utilities Finance GP
2.05%, 09/15/2030*	1,328,000	1,043,924
Metropolitan Edison Co.
5.20%, 04/01/2028*	2,473,000	2,441,585
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/2025	1,962,000	1,904,512
4.80%, 03/15/2028	886,000	876,868
National Rural Utilities Cooperative Finance Corp. FRS
8.56%, (TSFR3M+3.17%), 04/30/2043	1,006,000	992,387
New York State Electric & Gas Corp.
5.85%, 08/15/2033*	1,826,000	1,846,221
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/2025	920,000	920,564
6.05%, 03/01/2025	949,000	952,418
NRG Energy, Inc.
3.63%, 02/15/2031*	1,266,000	1,035,155
5.25%, 06/15/2029*	100,000	93,162
Oklahoma Gas & Electric Co.
5.60%, 04/01/2053	575,000	555,713
Oncor Electric Delivery Co. LLC
4.15%, 06/01/2032	1,269,000	1,174,730
Pacific Gas & Electric Co.
3.95%, 12/01/2047	2,528,000	1,714,070
4.30%, 03/15/2045	2,980,000	2,143,611
4.95%, 06/08/2025	1,258,000	1,237,327
PacifiCorp
5.50%, 05/15/2054	2,007,000	1,741,539
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028*	800,000	733,640
Public Service Co. of Colorado
2.70%, 01/15/2051	3,533,000	2,056,224
3.70%, 06/15/2028	1,604,000	1,506,108
4.10%, 06/15/2048	1,565,000	1,191,252
Public Service Co. of Oklahoma
2.20%, 08/15/2031	1,874,000	1,484,068
Southern California Edison Co.
5.85%, 11/01/2027	1,418,000	1,453,672
Southern Co.
4.48%, 08/01/2024(3)	1,697,000	1,678,552
Southwestern Electric Power Co.
5.30%, 04/01/2033	880,000	844,788
Union Electric Co.
2.95%, 06/15/2027	443,000	415,881
3.90%, 04/01/2052	987,000	749,627
Vistra Operations Co. LLC
5.00%, 07/31/2027*	952,000	906,009
		78,497,032
Security Description	Shares or Principal Amount	Value

Electrical Components & Equipment — 0.0%
EnerSys
4.38%, 12/15/2027*	$ 574,000	$ 525,301
Electronics — 0.3%
Honeywell International, Inc.
1.75%, 09/01/2031	1,814,000	1,445,109
4.25%, 01/15/2029	1,426,000	1,390,311
Imola Merger Corp.
4.75%, 05/15/2029*	750,000	681,442
Jabil, Inc.
5.45%, 02/01/2029	673,000	666,321
Trimble, Inc.
4.90%, 06/15/2028	803,000	781,780
6.10%, 03/15/2033	949,000	962,550
TTM Technologies, Inc.
4.00%, 03/01/2029*	768,000	682,775
Vontier Corp.
2.95%, 04/01/2031	2,736,000	2,175,823
		8,786,111
Engineering & Construction — 0.1%
Jacobs Engineering Group, Inc.
5.90%, 03/01/2033	744,000	724,765
6.35%, 08/18/2028	953,000	972,144
VM Consolidated, Inc.
5.50%, 04/15/2029*	523,000	473,948
		2,170,857
Entertainment — 0.3%
Banijay Entertainment SASU
8.13%, 05/01/2029*	705,000	710,864
Ontario Gaming GTA LP
8.00%, 08/01/2030*	495,000	500,004
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*#	780,000	715,158
Warnermedia Holdings, Inc.
3.64%, 03/15/2025	1,218,000	1,184,893
4.05%, 03/15/2029	2,014,000	1,860,612
5.05%, 03/15/2042	718,000	592,804
5.39%, 03/15/2062	1,437,000	1,145,107
		6,709,442
Environmental Control — 0.4%
Covanta Holding Corp.
5.00%, 09/01/2030	675,000	550,796
Enviri Corp.
5.75%, 07/31/2027*	1,025,000	892,078
Republic Services, Inc.
5.00%, 04/01/2034	1,680,000	1,646,774
Waste Connections, Inc.
2.20%, 01/15/2032	2,569,000	2,054,114
4.25%, 12/01/2028	1,045,000	1,006,326
Waste Management, Inc.
4.63%, 02/15/2030#	655,000	642,255
4.88%, 02/15/2034	3,442,000	3,376,412
		10,168,755
Food — 1.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.88%, 02/15/2028*	741,000	731,046
C&S Group Enterprises LLC
5.00%, 12/15/2028*	1,222,000	983,710

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Food (continued)
Conagra Brands, Inc.
7.00%, 10/01/2028	$ 1,938,000	$ 2,054,814
General Mills, Inc.
4.95%, 03/29/2033#	954,000	927,078
J.M. Smucker Co.
5.90%, 11/15/2028	1,137,000	1,163,806
6.50%, 11/15/2043 to 11/15/2053	1,388,000	1,462,324
Kraft Heinz Foods Co.
4.38%, 06/01/2046	4,392,000	3,585,483
4.88%, 10/01/2049	959,000	842,641
Kroger Co.
3.88%, 10/15/2046	546,000	399,753
Land O'Lakes Capital Trust I
7.45%, 03/15/2028*	310,000	285,975
Mars, Inc.
4.65%, 04/20/2031*	1,399,000	1,359,650
McCormick & Co., Inc.
4.95%, 04/15/2033	762,000	729,891
Nestle Holdings, Inc.
5.25%, 03/13/2026*	1,715,000	1,729,491
Performance Food Group, Inc.
5.50%, 10/15/2027*	497,000	481,041
Post Holdings, Inc.
4.50%, 09/15/2031*	662,000	576,354
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.63%, 03/01/2029*	74,000	61,423
Smithfield Foods, Inc.
4.25%, 02/01/2027*	1,668,000	1,566,146
5.20%, 04/01/2029*	1,976,000	1,835,427
Sysco Corp.
4.45%, 03/15/2048	3,707,000	3,018,265
4.50%, 04/01/2046	2,105,000	1,728,819
5.95%, 04/01/2030	522,000	540,379
6.60%, 04/01/2050	1,279,000	1,401,612
		27,465,128
Forest Products & Paper — 0.2%
Georgia-Pacific LLC
0.95%, 05/15/2026*	5,542,000	4,987,489
Glatfelter Corp.
4.75%, 11/15/2029*#	981,000	593,701
		5,581,190
Gas — 0.1%
Atmos Energy Corp.
5.75%, 10/15/2052	1,769,000	1,799,882
KeySpan Gas East Corp.
5.99%, 03/06/2033*	1,802,000	1,768,902
		3,568,784
Hand/Machine Tools — 0.1%
Stanley Black & Decker, Inc.
4.00%, 03/15/2060	2,981,000	2,407,496
Healthcare-Products — 0.3%
Agilent Technologies, Inc.
2.30%, 03/12/2031	2,999,000	2,475,276
GE HealthCare Technologies, Inc.
5.65%, 11/15/2027	2,113,000	2,139,720
Medline Borrower LP
3.88%, 04/01/2029*	539,000	478,388
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
STERIS PLC
3.75%, 03/15/2051	$ 1,490,000	$ 1,073,580
Thermo Fisher Scientific, Inc.
5.00%, 01/31/2029	1,133,000	1,134,981
		7,301,945
Healthcare-Services — 1.1%
CHS/Community Health Systems, Inc.
5.63%, 03/15/2027*	1,893,000	1,689,045
DaVita, Inc.
4.63%, 06/01/2030*	675,000	570,520
Elevance Health, Inc.
2.88%, 09/15/2029	1,545,000	1,373,194
6.10%, 10/15/2052	791,000	837,611
HCA, Inc.
3.38%, 03/15/2029	864,000	775,354
3.50%, 09/01/2030 to 07/15/2051	3,620,000	2,759,447
4.63%, 03/15/2052	2,095,000	1,659,116
Humana, Inc.
1.35%, 02/03/2027	1,909,000	1,695,672
5.50%, 03/15/2053	557,000	535,101
5.88%, 03/01/2033	708,000	725,311
Legacy LifePoint Health LLC
4.38%, 02/15/2027*	754,000	660,255
Roche Holdings, Inc.
2.13%, 03/10/2025*	5,409,000	5,210,671
5.49%, 11/13/2030*	3,542,000	3,634,527
Select Medical Corp.
6.25%, 08/15/2026*	705,000	699,922
UnitedHealth Group, Inc.
1.25%, 01/15/2026	2,748,000	2,549,593
4.75%, 05/15/2052	1,543,000	1,389,984
4.95%, 05/15/2062	654,000	596,357
5.25%, 02/15/2028	1,480,000	1,508,907
		28,870,587
Home Builders — 0.0%
Mattamy Group Corp.
4.63%, 03/01/2030*	790,000	695,578
Insurance — 1.1%
Americo Life, Inc.
3.45%, 04/15/2031*	1,494,000	1,129,066
Arthur J Gallagher & Co.
5.75%, 03/02/2053	985,000	955,093
6.75%, 02/15/2054	697,000	757,103
Athene Global Funding
1.73%, 10/02/2026*	3,026,000	2,665,440
Athene Holding, Ltd.
3.45%, 05/15/2052	627,000	392,963
Enstar Group, Ltd.
3.10%, 09/01/2031	1,805,000	1,426,016
4.95%, 06/01/2029	3,242,000	3,072,159
Equitable Financial Life Global Funding
1.30%, 07/12/2026*	2,399,000	2,132,967
F&G Global Funding
2.30%, 04/11/2027*	1,834,000	1,614,793
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030*	746,000	770,245
Liberty Mutual Group, Inc.
4.30%, 02/01/2061*	3,806,000	2,178,981
New York Life Global Funding
4.85%, 01/09/2028*	973,000	960,231

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
NMI Holdings, Inc.
7.38%, 06/01/2025*	$ 490,000	$ 492,769
Northwestern Mutual Global Funding
4.35%, 09/15/2027*	1,317,000	1,273,765
Ohio National Financial Services, Inc.
6.80%, 01/24/2030*	2,410,000	2,204,617
Prudential Financial, Inc.
3.91%, 12/07/2047	495,000	376,693
5.70%, 09/15/2048	1,205,000	1,119,843
Prudential Funding Asia PLC
3.13%, 04/14/2030	698,000	606,091
Ryan Specialty LLC
4.38%, 02/01/2030*	420,000	379,050
SBL Holdings, Inc.
5.00%, 02/18/2031*	1,914,000	1,526,779
Security Benefit Global Funding
1.25%, 05/17/2024*	1,067,000	1,039,573
Willis North America, Inc.
4.65%, 06/15/2027	2,369,000	2,305,794
		29,380,031
Internet — 0.3%
Acuris Finance US, Inc./Acuris Finance SARL
5.00%, 05/01/2028*	330,000	263,317
Amazon.com, Inc.
3.30%, 04/13/2027	1,603,000	1,534,031
3.60%, 04/13/2032	655,000	602,376
4.10%, 04/13/2062	2,589,000	2,112,667
4.65%, 12/01/2029#	1,218,000	1,220,908
Cogent Communications Group, Inc.
7.00%, 06/15/2027*	680,000	668,100
Expedia Group, Inc.
2.95%, 03/15/2031	731,000	617,528
Gen Digital, Inc.
6.75%, 09/30/2027*	243,000	244,625
7.13%, 09/30/2030*#	474,000	484,329
GrubHub Holdings, Inc.
5.50%, 07/01/2027*	1,045,000	839,919
ION Trading Technologies SARL
5.75%, 05/15/2028*	776,000	659,566
		9,247,366
Iron/Steel — 0.2%
ATI, Inc.
4.88%, 10/01/2029	549,000	491,355
7.25%, 08/15/2030	61,000	61,286
Cleveland-Cliffs, Inc.
6.25%, 10/01/2040	218,000	188,333
Commercial Metals Co.
3.88%, 02/15/2031	753,000	638,962
Mineral Resources, Ltd.
8.00%, 11/01/2027*	246,000	246,473
8.13%, 05/01/2027*	481,000	482,515
8.50%, 05/01/2030*	64,000	64,701
9.25%, 10/01/2028*	438,000	452,980
Nucor Corp.
4.30%, 05/23/2027	1,601,000	1,559,921
		4,186,526
Leisure Time — 0.2%
Carnival Corp.
5.75%, 03/01/2027*	2,181,000	2,073,204
6.00%, 05/01/2029*	415,000	381,803
Security Description	Shares or Principal Amount	Value

Leisure Time (continued)
Harley-Davidson Financial Services, Inc.
6.50%, 03/10/2028*#	$ 769,000	$ 770,029
NCL Corp., Ltd.
3.63%, 12/15/2024*	1,096,000	1,059,051
Royal Caribbean Cruises, Ltd.
4.25%, 07/01/2026*	702,000	664,873
		4,948,960
Lodging — 0.4%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031*	251,000	210,713
5.00%, 06/01/2029*	801,000	707,431
Hyatt Hotels Corp.
5.75%, 01/30/2027#	894,000	904,783
Marriott International, Inc.
2.85%, 04/15/2031	3,580,000	2,986,710
3.50%, 10/15/2032	2,941,000	2,499,676
4.90%, 04/15/2029	689,000	674,264
Melco Resorts Finance, Ltd.
5.38%, 12/04/2029*	932,000	777,266
5.75%, 07/21/2028*	315,000	277,137
Travel & Leisure Co.
6.00%, 04/01/2027	496,000	480,889
		9,518,869
Machinery-Construction & Mining — 0.3%
Caterpillar Financial Services Corp.
1.70%, 01/08/2027	1,210,000	1,100,757
3.60%, 08/12/2027	731,000	702,584
4.35%, 05/15/2026	531,000	524,109
4.80%, 01/06/2026	1,537,000	1,534,170
5.40%, 03/10/2025	2,034,000	2,042,534
Weir Group PLC
2.20%, 05/13/2026*	2,233,000	2,048,411
		7,952,565
Machinery-Diversified — 0.4%
CNH Industrial Capital LLC
5.50%, 01/12/2029	1,742,000	1,738,732
Ingersoll Rand, Inc.
5.40%, 08/14/2028	269,000	269,597
5.70%, 08/14/2033	1,216,000	1,230,776
John Deere Capital Corp.
1.30%, 10/13/2026	1,074,000	973,545
3.40%, 06/06/2025	2,237,000	2,181,739
4.75%, 01/20/2028	1,421,000	1,414,441
4.95%, 07/14/2028	917,000	918,575
5.15%, 09/08/2033	654,000	660,104
nVent Finance SARL
2.75%, 11/15/2031	1,871,000	1,457,972
		10,845,481
Media — 1.2%
Altice Financing SA
5.00%, 01/15/2028*	1,026,000	878,518
5.75%, 08/15/2029*	200,000	164,417
Belo Corp.
7.25%, 09/15/2027	828,000	820,350
Block Communications, Inc.
4.88%, 03/01/2028*	786,000	668,081
Cable One, Inc.
4.00%, 11/15/2030*#	905,000	706,389

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/2028*	$ 361,000	$ 338,285
5.38%, 06/01/2029*	1,801,000	1,670,106
6.38%, 09/01/2029*	565,000	545,129
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041	1,651,000	1,104,594
3.85%, 04/01/2061	1,468,000	876,399
4.80%, 03/01/2050	1,988,000	1,478,859
6.38%, 10/23/2035	217,000	213,041
Comcast Corp.
3.40%, 04/01/2030	942,000	858,427
4.15%, 10/15/2028	1,585,000	1,532,410
4.60%, 10/15/2038	1,381,000	1,258,041
5.50%, 05/15/2064	4,533,000	4,413,512
Cox Communications, Inc.
5.45%, 09/15/2028*	1,317,000	1,316,867
CSC Holdings LLC
4.63%, 12/01/2030*	1,370,000	754,537
5.75%, 01/15/2030*	1,155,000	652,575
Discovery Communications LLC
5.30%, 05/15/2049	2,087,000	1,702,410
Paramount Global
4.38%, 03/15/2043	4,536,000	3,089,647
4.60%, 01/15/2045	654,000	446,585
5.85%, 09/01/2043	584,000	477,463
6.38%, 03/30/2062	502,000	404,110
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	770,000	687,988
Time Warner Cable LLC
6.55%, 05/01/2037	2,337,000	2,206,968
Univision Communications, Inc.
6.63%, 06/01/2027*	550,000	542,006
7.38%, 06/30/2030*	537,000	527,014
UPC Broadband Finco BV
4.88%, 07/15/2031*	590,000	497,812
		30,832,540
Mining — 0.1%
FMG Resources August 2006 Pty, Ltd.
4.50%, 09/15/2027*	751,000	708,816
Hudbay Minerals, Inc.
4.50%, 04/01/2026*	195,000	185,248
6.13%, 04/01/2029*	621,000	585,339
South32 Treasury, Ltd.
4.35%, 04/14/2032*	2,391,000	2,064,618
		3,544,021
Miscellaneous Manufacturing — 0.2%
Parker-Hannifin Corp.
4.25%, 09/15/2027	1,693,000	1,648,150
Siemens Financieringsmaatschappij NV
2.15%, 03/11/2031*	1,712,000	1,408,188
3.25%, 05/27/2025*	2,021,000	1,963,279
		5,019,617
Multi-National — 0.3%
European Bank for Reconstruction & Development
1.50%, 02/13/2025	3,823,000	3,662,277
Inter-American Development Bank
1.13%, 07/20/2028	4,509,000	3,883,071
		7,545,348
Security Description	Shares or Principal Amount	Value

Oil & Gas — 1.4%
Antero Resources Corp.
5.38%, 03/01/2030*	$ 455,000	$ 426,162
Apache Corp.
4.38%, 10/15/2028	775,000	713,211
5.35%, 07/01/2049	4,043,000	3,153,378
6.00%, 01/15/2037	946,000	882,287
BP Capital Markets America, Inc.
3.00%, 02/24/2050	1,577,000	1,044,942
3.54%, 04/06/2027	3,731,000	3,569,401
4.89%, 09/11/2033#	1,313,000	1,280,568
BP Capital Markets PLC
4.88%, 03/22/2030(1)	1,187,000	1,066,834
Chevron Corp.
2.24%, 05/11/2030	2,806,000	2,411,483
Chevron USA, Inc.
4.20%, 10/15/2049	998,000	798,808
Civitas Resources, Inc.
5.00%, 10/15/2026*	190,000	181,189
8.38%, 07/01/2028*	260,000	266,290
8.63%, 11/01/2030*	180,000	186,430
8.75%, 07/01/2031*	590,000	610,632
Comstock Resources, Inc.
5.88%, 01/15/2030*	565,000	490,104
6.75%, 03/01/2029*	215,000	197,943
Crescent Energy Finance LLC
7.25%, 05/01/2026*	664,000	659,020
9.25%, 02/15/2028*	346,000	357,556
Diamondback Energy, Inc.
4.40%, 03/24/2051	1,792,000	1,399,275
6.25%, 03/15/2053	2,313,000	2,325,438
EQT Corp.
3.63%, 05/15/2031*#	2,612,000	2,264,291
Hess Corp.
6.00%, 01/15/2040	1,297,000	1,349,687
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/2031*	1,194,000	1,102,236
Marathon Oil Corp.
6.60%, 10/01/2037#	1,272,000	1,288,293
Nabors Industries, Inc.
7.38%, 05/15/2027*	500,000	483,435
9.13%, 01/31/2030*	150,000	150,390
Occidental Petroleum Corp.
4.40%, 04/15/2046	1,437,000	1,100,875
6.13%, 01/01/2031	1,800,000	1,817,712
6.38%, 09/01/2028#	667,000	687,196
7.50%, 05/01/2031	889,000	967,868
Permian Resources Operating LLC
8.00%, 04/15/2027*	315,000	321,711
Pioneer Natural Resources Co.
5.10%, 03/29/2026	1,035,000	1,032,112
Rockcliff Energy II LLC
5.50%, 10/15/2029*	282,000	261,850
Southwestern Energy Co.
5.38%, 02/01/2029	445,000	423,420
Strathcona Resources, Ltd.
6.88%, 08/01/2026*#	1,049,000	999,173
Valaris, Ltd.
8.38%, 04/30/2030*	660,000	663,940
Vital Energy, Inc.
9.75%, 10/15/2030	374,000	374,761
10.13%, 01/15/2028	259,000	263,723
		37,573,624

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*	$ 278,000	$ 271,398
6.88%, 04/01/2027*	261,000	258,613
Halliburton Co.
4.75%, 08/01/2043	1,204,000	1,063,619
Schlumberger Holdings Corp.
3.90%, 05/17/2028*	1,304,000	1,238,071
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/2026	492,000	489,221
		3,320,922
Packaging & Containers — 0.4%
Amcor Finance USA, Inc.
5.63%, 05/26/2033#	1,368,000	1,367,318
Amcor Flexibles North America, Inc.
2.69%, 05/25/2031	358,000	294,165
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028*	413,000	355,213
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.00%, 09/01/2029*#	250,000	198,666
Ball Corp.
2.88%, 08/15/2030	295,000	244,390
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029*	630,000	606,200
Crown Americas LLC
5.25%, 04/01/2030#	610,000	577,005
LABL, Inc.
5.88%, 11/01/2028*	870,000	759,971
9.50%, 11/01/2028*	34,000	32,810
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026*	642,000	637,751
Packaging Corp. of America
5.70%, 12/01/2033	675,000	684,146
Silgan Holdings, Inc.
4.13%, 02/01/2028	657,000	604,596
Sonoco Products Co.
1.80%, 02/01/2025	5,241,000	5,014,753
		11,376,984
Pharmaceuticals — 1.9%
AbbVie, Inc.
4.05%, 11/21/2039	3,484,000	2,994,268
4.25%, 11/21/2049	2,544,000	2,140,247
Astrazeneca Finance LLC
4.88%, 03/03/2028	2,034,000	2,034,788
4.90%, 03/03/2030#	2,197,000	2,202,705
Bayer US Finance LLC
6.13%, 11/21/2026*	1,162,000	1,164,925
Becton Dickinson & Co.
4.30%, 08/22/2032	817,000	758,761
4.69%, 02/13/2028	2,042,000	2,012,966
Bristol-Myers Squibb Co.
2.95%, 03/15/2032#	1,865,000	1,606,405
5.75%, 02/01/2031	2,034,000	2,118,940
6.40%, 11/15/2063	696,000	767,466
Cardinal Health, Inc.
4.60%, 03/15/2043	3,175,000	2,625,656
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Cencora, Inc.
3.45%, 12/15/2027	$ 691,000	$ 653,881
4.25%, 03/01/2045#	375,000	303,358
4.30%, 12/15/2047	1,257,000	1,054,578
Cigna Group
2.40%, 03/15/2030	1,118,000	948,058
3.40%, 03/15/2050	2,959,000	2,034,973
3.88%, 10/15/2047	763,000	583,371
CVS Health Corp.
4.78%, 03/25/2038	3,956,000	3,549,800
5.13%, 07/20/2045#	1,669,000	1,485,958
6.00%, 06/01/2063	904,000	887,310
Eli Lilly & Co.
4.70%, 02/27/2033	1,312,000	1,301,441
Herbalife Nutrition, Ltd./HLF Financing, Inc.
7.88%, 09/01/2025*	445,000	436,460
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	1,364,000	967,431
Merck & Co., Inc.
5.15%, 05/17/2063	1,706,000	1,659,396
Mylan, Inc.
5.20%, 04/15/2048	622,000	473,599
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028*	312,000	277,046
5.13%, 04/30/2031*	680,000	535,013
Pfizer Investment Enterprises Pte., Ltd.
4.75%, 05/19/2033	1,611,000	1,567,217
5.11%, 05/19/2043	1,098,000	1,055,217
5.30%, 05/19/2053	1,645,000	1,603,932
5.34%, 05/19/2063	2,194,000	2,110,138
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	1,585,000	1,506,483
Teva Pharmaceutical Finance Netherlands III BV
5.13%, 05/09/2029#	212,000	197,082
7.88%, 09/15/2029	426,000	444,031
Viatris, Inc.
3.85%, 06/22/2040	1,549,000	1,073,771
4.00%, 06/22/2050	3,956,000	2,563,937
Zoetis, Inc.
5.40%, 11/14/2025	711,000	710,135
		50,410,743
Pipelines — 1.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028*	642,000	621,020
Boardwalk Pipelines LP
3.60%, 09/01/2032#	1,116,000	947,512
Buckeye Partners LP
4.50%, 03/01/2028*	367,000	334,849
Cheniere Energy Partners LP
3.25%, 01/31/2032	1,020,000	839,745
Energy Transfer LP
4.90%, 03/15/2035	1,404,000	1,275,254
4.95%, 05/15/2028	1,509,000	1,469,422
5.35%, 05/15/2045	861,000	750,577
6.13%, 12/15/2045	679,000	652,274
6.40%, 12/01/2030	1,106,000	1,148,810
EnLink Midstream Partners LP FRS
9.78%, (TSFR3M+4.37%), 01/05/2024(1)	942,000	843,386
Enterprise Products Operating LLC
3.70%, 01/31/2051	556,000	416,935
5.25%, 08/16/2077	878,000	804,673

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
EQM Midstream Partners LP
5.50%, 07/15/2028	$ 97,000	$ 94,282
7.50%, 06/01/2027 to 06/01/2030*	366,000	377,082
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 01/15/2027	1,317,000	1,318,210
8.25%, 01/15/2029	294,000	290,945
Gray Oak Pipeline LLC
3.45%, 10/15/2027*	3,292,000	3,000,169
Harvest Midstream I LP
7.50%, 09/01/2028*	1,089,000	1,073,085
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00%, 02/01/2028*	742,000	688,402
Howard Midstream Energy Partners LLC
6.75%, 01/15/2027*	866,000	839,687
8.88%, 07/15/2028*	341,000	354,611
ITT Holdings LLC
6.50%, 08/01/2029*	1,225,000	1,068,812
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50%, 02/01/2026*	797,000	799,994
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/2025	482,000	474,402
NuStar Logistics LP
5.75%, 10/01/2025	243,000	241,340
6.38%, 10/01/2030	414,000	403,650
ONEOK Partners LP
6.65%, 10/01/2036	3,825,000	3,993,566
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/2043	952,000	719,345
6.65%, 01/15/2037	1,524,000	1,570,222
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037	1,033,000	1,048,330
Targa Resources Corp.
6.15%, 03/01/2029	1,125,000	1,149,282
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/2027	2,331,000	2,353,229
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029*	651,000	570,834
Williams Cos., Inc.
5.75%, 06/24/2044	2,916,000	2,776,079
		35,310,015
Real Estate — 0.1%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028*#	1,085,000	1,030,750
8.88%, 09/01/2031*	38,000	38,094
Greystar Real Estate Partners LLC
7.75%, 09/01/2030*	429,000	436,428
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	1,056,000	846,627
Ontario Teachers' Cadillac Fairview Properties Trust
2.50%, 10/15/2031*	1,061,000	826,676
		3,178,575
REITS — 0.8%
American Tower Corp.
2.30%, 09/15/2031	1,926,000	1,527,657
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029*	1,120,000	910,047
Crown Castle, Inc.
5.00%, 01/11/2028	1,379,000	1,346,087
Security Description	Shares or Principal Amount	Value

REITS (continued)
5.20%, 02/15/2049	$ 679,000	$ 592,161
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026*	1,214,000	1,098,947
Host Hotels & Resorts LP
3.50%, 09/15/2030	3,133,000	2,671,134
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	885,000	816,574
LXP Industrial Trust
2.38%, 10/01/2031	846,000	644,349
National Health Investors, Inc.
3.00%, 02/01/2031	1,605,000	1,224,701
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033	3,336,000	2,550,596
3.38%, 02/01/2031	1,832,000	1,486,184
Public Storage Operating Co.
5.35%, 08/01/2053	536,000	515,476
Service Properties Trust
4.38%, 02/15/2030	1,382,000	1,011,248
Starwood Property Trust, Inc.
4.38%, 01/15/2027*	104,000	95,160
4.75%, 03/15/2025	585,000	575,839
Vornado Realty LP
2.15%, 06/01/2026	787,000	681,461
Weyerhaeuser Co.
4.00%, 03/09/2052#	904,000	686,265
4.75%, 05/15/2026	1,972,000	1,942,312
		20,376,198
Retail — 0.9%
AutoZone, Inc.
6.25%, 11/01/2028	563,000	585,666
Brinker International, Inc.
5.00%, 10/01/2024*	495,000	486,476
CEC Entertainment LLC
6.75%, 05/01/2026*	720,000	695,882
Darden Restaurants, Inc.
6.30%, 10/10/2033	968,000	995,422
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/2026*	705,000	673,545
FirstCash, Inc.
4.63%, 09/01/2028*	631,000	577,907
Genuine Parts Co.
6.50%, 11/01/2028	1,725,000	1,787,919
Home Depot, Inc.
4.90%, 04/15/2029	1,133,000	1,134,511
Ken Garff Automotive LLC
4.88%, 09/15/2028*	754,000	670,524
Kohl's Corp.
5.55%, 07/17/2045	3,612,000	2,245,002
LBM Acquisition LLC
6.25%, 01/15/2029*	1,110,000	929,758
Lowe's Cos., Inc.
4.45%, 04/01/2062	806,000	623,862
McDonald's Corp.
3.63%, 09/01/2049	2,150,000	1,600,535
4.45%, 03/01/2047	1,540,000	1,312,755
4.80%, 08/14/2028	3,447,000	3,437,173
5.45%, 08/14/2053	1,929,000	1,900,766
Murphy Oil USA, Inc.
4.75%, 09/15/2029	624,000	577,562
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	1,453,000	1,376,946

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
5.75%, 11/20/2026	$ 1,125,000	$ 1,137,787
Park River Holdings, Inc.
6.75%, 08/01/2029*	657,000	500,874
Raising Cane's Restaurants LLC
9.38%, 05/01/2029*	287,000	301,363
Specialty Building Products Holdings LLC/SBP Finance Corp.
6.38%, 09/30/2026*	515,000	499,532
		24,051,767
Savings & Loans — 0.1%
New York Community Bancorp, Inc. FRS
8.43%, (TSFR3M+3.04%), 11/06/2028	3,192,000	3,033,043
Semiconductors — 0.4%
Broadcom, Inc.
2.45%, 02/15/2031*	2,944,000	2,420,584
3.19%, 11/15/2036*	2,169,000	1,657,278
Entegris Escrow Corp.
5.95%, 06/15/2030*	720,000	695,489
Foundry JV Holdco LLC
5.88%, 01/25/2034*	1,608,000	1,593,127
QUALCOMM, Inc.
6.00%, 05/20/2053	816,000	886,127
Texas Instruments, Inc.
4.60%, 02/15/2028	1,396,000	1,394,078
5.00%, 03/14/2053	1,114,000	1,070,627
		9,717,310
Software — 0.7%
Capstone Borrower, Inc.
8.00%, 06/15/2030*	720,000	719,999
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/2029*	524,000	523,550
Fidelity National Information Services, Inc.
5.63%, 07/15/2052	1,230,000	1,185,330
Fiserv, Inc.
4.40%, 07/01/2049	2,353,000	1,934,901
5.63%, 08/21/2033	1,646,000	1,654,938
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/2028*	683,000	592,967
Intuit, Inc.
5.50%, 09/15/2053	992,000	1,017,895
Open Text Corp.
3.88%, 02/15/2028 to 12/01/2029*	645,000	565,805
Oracle Corp.
2.30%, 03/25/2028	2,944,000	2,617,734
3.80%, 11/15/2037	3,864,000	3,148,568
4.00%, 11/15/2047	1,695,000	1,280,474
4.90%, 02/06/2033	1,096,000	1,054,431
5.55%, 02/06/2053	1,025,000	966,272
Rackspace Technology Global, Inc.
3.50%, 02/15/2028*	1,095,000	448,062
		17,710,926
Telecommunications — 1.4%
Altice France SA
5.13%, 07/15/2029*	783,000	560,009
5.50%, 01/15/2028 to 10/15/2029*	1,167,000	847,302
8.13%, 02/01/2027*	215,000	184,937
AT&T, Inc.
3.85%, 06/01/2060	820,000	562,248
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
4.50%, 05/15/2035	$ 7,938,000	$ 7,185,849
4.75%, 05/15/2046	952,000	806,814
4.90%, 08/15/2037	2,269,000	2,071,303
5.40%, 02/15/2034	1,362,000	1,346,247
Connect Finco SARL/Connect US Finco LLC
6.75%, 10/01/2026*	699,000	670,940
Corning, Inc.
5.45%, 11/15/2079	3,142,000	2,745,615
Iliad Holding SASU
7.00%, 10/15/2028*	990,000	950,002
Telefonica Emisiones SA
4.90%, 03/06/2048	1,814,000	1,477,854
5.21%, 03/08/2047	500,000	429,237
Telesat Canada/Telesat LLC
4.88%, 06/01/2027*	975,000	574,256
T-Mobile USA, Inc.
3.00%, 02/15/2041	6,015,000	4,243,098
3.60%, 11/15/2060	1,271,000	847,641
5.65%, 01/15/2053	552,000	539,193
Verizon Communications, Inc.
2.85%, 09/03/2041	3,623,000	2,517,782
3.00%, 11/20/2060	2,302,000	1,396,834
3.40%, 03/22/2041	1,301,000	984,021
3.88%, 03/01/2052	893,000	681,060
5.05%, 05/09/2033	1,622,000	1,596,201
Viasat, Inc.
7.50%, 05/30/2031*	1,165,000	832,975
Vodafone Group PLC
4.25%, 09/17/2050	644,000	498,500
4.38%, 02/19/2043	549,000	450,441
5.13%, 06/04/2081	743,000	508,729
5.75%, 02/10/2063	1,113,000	1,055,687
		36,564,775
Transportation — 0.6%
Burlington Northern Santa Fe LLC
4.15%, 12/15/2048	1,763,000	1,441,261
4.45%, 03/15/2043	1,499,000	1,302,459
Canadian Pacific Railway Co.
4.70%, 05/01/2048	1,183,000	1,008,207
6.13%, 09/15/2115	609,000	616,384
Cargo Aircraft Management, Inc.
4.75%, 02/01/2028*#	765,000	671,968
CSX Corp.
4.50%, 11/15/2052	1,396,000	1,193,370
FedEx Corp. Pass Through Trust
1.88%, 08/20/2035	4,367,506	3,544,981
Ryder System, Inc.
5.25%, 06/01/2028	1,316,000	1,308,948
6.60%, 12/01/2033	1,465,000	1,538,966
TTX Co.
5.50%, 09/25/2026*	2,570,000	2,587,581
		15,214,125
Trucking & Leasing — 0.3%
AerCap Global Aviation Trust
6.50%, 06/15/2045*	719,000	718,743
GATX Corp.
3.25%, 09/15/2026	1,703,000	1,598,440
4.00%, 06/30/2030	687,000	614,238
6.05%, 03/15/2034	1,289,000	1,277,475
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.70%, 02/01/2028*	722,000	717,978

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Trucking & Leasing (continued)
6.05%, 08/01/2028*	$ 1,292,000	$ 1,301,857
6.20%, 06/15/2030*	866,000	876,888
		7,105,619
Total Corporate Bonds & Notes (cost $1,066,298,820)		973,663,202
ASSET BACKED SECURITIES — 1.5%
Auto Loan Receivables — 0.6%
CarMax Auto Owner Trust
Series 2023-1, Class A3 4.75%, 10/15/2027	1,800,000	1,774,578
Ford Credit Floorplan Master Owner Trust
Series 2018-4, Class A 4.06%, 11/15/2030	3,025,000	2,864,235
GM Financial Consumer Automobile Receivables Trust
Series 2022-4, Class A4 4.88%, 08/16/2028	1,250,000	1,236,295
Honda Auto Receivables Owner Trust
Series 2022-2, Class A4 3.76%, 12/18/2028	700,000	676,653
Series 2023-2, Class A4 4.91%, 09/17/2029	635,000	629,881
Series 2023-1, Class A4 4.97%, 06/21/2029	1,500,000	1,492,032
Mercedes-Benz Auto Receivables Trust
Series 2021-1, Class A3 0.46%, 06/15/2026	1,037,465	1,005,832
Series 2023-1, Class A3 4.51%, 11/15/2027	3,200,000	3,153,887
Toyota Auto Receivables Owner Trust
Series 2023-B, Class A4 4.66%, 09/15/2028	3,970,000	3,900,478
Volkswagen Auto Loan Enhanced Trust
Series 2020-1, Class A4 1.26%, 08/20/2026	494,834	493,632
		17,227,503
Credit Card Receivables — 0.7%
American Express Credit Account Master Trust
Series 2022-3, Class A 3.75%, 08/15/2027	3,790,000	3,696,959
Series 2023-2, Class A 4.80%, 05/15/2030	700,000	694,398
Series 2023-1, Class A 4.87%, 05/15/2028	3,770,000	3,751,532
BA Credit Card Trust
Series 2022-A1, Class A1 3.53%, 11/15/2027	4,000,000	3,891,109
Series 2023-A1, Class A1 4.79%, 05/15/2028	750,000	745,224
Chase Issuance Trust
Series 2022-A1, Class A 3.97%, 09/15/2027	2,250,000	2,199,734
Discover Card Execution Note Trust
Series 2022-A4, Class A 5.03%, 10/15/2027	2,700,000	2,688,722
		17,667,678
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities — 0.2%
John Deere Owner Trust
Series 2021-A, Class A4 0.62%, 12/15/2027	$ 1,340,000	$ 1,284,966
Navient Private Education Loan Trust
Series 2020-A, Class A2A 2.46%, 11/15/2068*	898,070	831,947
Verizon Master Trust
Series 2021-2, Class C 1.38%, 04/20/2028	1,400,000	1,337,175
Series 2023-6, Class A 5.35%, 09/22/2031*	2,000,000	2,026,690
		5,480,778
Total Asset Backed Securities (cost $40,973,555)		40,375,959
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.3%
Commercial and Residential — 0.9%
BX Commercial Mtg. Trust FRS
Series 2019-IMC, Class A 6.37%, (TSFR1M+1.05%), 04/15/2034*	3,300,000	3,274,325
CAMB Commercial Mtg. Trust FRS
Series 2019-LIFE, Class A 6.44%, (TSFR1M+1.12%), 12/15/2037*	750,000	745,763
Chase Mtg. Finance Corp. VRS
Series 2016-SH2, Class M2 3.75%, 12/25/2045*(2)	979,632	864,435
Citigroup Commercial Mtg. Trust VRS
Series 2018-C5, Class A4 4.23%, 06/10/2051(2)	1,000,000	934,693
COMM Mtg. Trust VRS
Series 2015-CR22, Class XA 0.95%, 03/10/2048(2)(4)	3,294,965	22,697
Series 2016-787S, Class B 3.96%, 02/10/2036*(2)	1,629,000	1,471,476
CSAIL Commercial Mtg. Trust
Series 2019-C17, Class A2 3.00%, 09/15/2052	1,402,637	1,368,835
Series 2015-C1, Class A4 3.51%, 04/15/2050	490,000	473,838
MSDB Trust VRS
Series 2017-712F, Class A 3.43%, 07/11/2039*(2)	5,310,000	4,564,262
One Bryant Park Trust
Series 2019-OBP, Class A 2.52%, 09/15/2054*	11,400,000	9,268,200
Shellpoint Co-Originator Trust VRS
Series 2017-2, Class A1 3.50%, 10/25/2047*(2)	187,571	162,513
		23,151,037
U.S. Government Agency — 0.4%
Federal Home Loan Mtg. Corp. REMIC
Series 4740, Class BA 3.00%, 09/15/2045	510,981	482,751
Federal Home Loan Mtg. Corp. REMIC FRS
Series 3572, Class JS 1.36%, (6.69%-SOFR30A), 09/15/2039(4)(5)	273,814	15,321
Federal National Mtg. Assoc. REMIC
Series 2017-100, Class NP 3.00%, 12/25/2047	2,395,381	2,072,333
Series 2018-27, Class EA 3.00%, 05/25/2048	3,420,206	2,946,108

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2018-35, Class CD 3.00%, 05/25/2048	$ 3,583,364	$ 3,042,818
Government National Mtg. Assoc. REMIC VRS
Series 2013-118, Class B 2.50%, 10/16/2043(2)	1,746,143	1,575,160
		10,134,491
Total Collateralized Mortgage Obligations (cost $37,146,415)		33,285,528
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 58.1%
U.S. Government — 11.1%
United States Treasury Bonds
1.25%, 05/15/2050	1,269,000	623,148
1.75%, 08/15/2041	11,500,000	7,400,879
1.88%, 02/15/2051 to 11/15/2051	18,904,000	10,962,844
2.00%, 11/15/2041 to 08/15/2051	17,974,000	11,782,459
2.25%, 02/15/2052	12,000,000	7,645,313
2.38%, 02/15/2042 to 05/15/2051	68,831,000	46,857,598
3.00%, 11/15/2045 to 05/15/2047	10,021,000	7,588,837
3.38%, 11/15/2048	13,798,000	11,142,963
4.13%, 08/15/2053	1,288,000	1,204,481
United States Treasury Notes
0.25%, 05/15/2024	4,100,000	4,006,469
1.25%, 12/31/2026	4,996,000	4,545,579
1.38%, 01/31/2025	1,500,000	1,437,012
1.50%, 11/30/2024#	1,500,000	1,446,094
1.50%, 01/31/2027	5,699,000	5,210,800
1.63%, 02/15/2026 to 11/30/2026	3,439,000	3,198,278
1.75%, 11/15/2029	3,200,000	2,777,500
1.88%, 02/28/2027	20,750,000	19,157,275
2.00%, 02/15/2025#	1,729,000	1,667,134
2.13%, 09/30/2024	2,480,000	2,417,225
2.25%, 04/30/2024 to 10/31/2024	29,282,000	28,508,774
2.25%, 08/15/2027#	576,000	534,015
2.38%, 08/15/2024#	10,000,000	9,796,875
2.38%, 05/15/2029	500,000	452,227
2.63%, 02/15/2029	171,000	157,267
2.75%, 07/31/2027#	37,000,000	34,946,211
3.00%, 07/31/2024 to 07/15/2025	53,500,000	52,286,836
4.50%, 11/15/2025#	15,000,000	14,937,891
		292,691,984
U.S. Government Agency — 47.0%
Federal Home Loan Bank
2.13%, 09/14/2029	7,765,000	6,859,265
3.25%, 11/16/2028#	1,000,000	952,081
5.50%, 07/15/2036#	250,000	269,095
Federal Home Loan Mtg. Corp.
1.50%, 04/01/2037	22,581,731	19,155,620
2.00%, 02/01/2036 to 04/01/2052	153,686,694	122,791,403
2.50%, 01/01/2028 to 07/01/2052	48,881,223	40,013,264
3.00%, 08/01/2027 to 11/01/2046	12,704,578	11,234,989
3.50%, 01/01/2032 to 02/01/2052	47,355,241	42,522,949
4.00%, 09/01/2040 to 06/01/2052	20,904,731	19,273,616
4.50%, 12/01/2039 to 07/01/2052	26,851,421	25,424,256
5.00%, 10/01/2033 to 01/01/2053	16,604,212	16,036,340
5.50%, 11/01/2032 to 08/01/2053	35,195,701	34,704,688
6.00%, 10/01/2033 to 03/01/2040	183,399	188,815
6.50%, 02/01/2035 to 05/01/2037	18,687	19,344
6.75%, 09/15/2029 to 03/15/2031	750,000	839,297
Federal Home Loan Mtg. Corp. FRS
4.74%, (RFUCCT6M+1.49%), 02/01/2037	52,330	52,455
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal National Mtg. Assoc.
1.50%, 05/01/2036 to 03/01/2051	$ 24,906,823	$ 18,774,460
2.00%, 11/01/2035 to 03/01/2052	245,709,522	194,441,004
2.50%, 12/01/2026 to 05/01/2052	198,821,309	164,619,369
3.00%, 10/01/2027 to 04/01/2052	127,195,113	111,961,805
3.50%, 08/01/2026 to 04/01/2052	77,167,636	68,782,938
4.00%, 11/01/2025 to 08/01/2052	75,920,853	69,711,800
4.50%, 10/01/2024 to 10/01/2049	16,632,961	15,885,573
5.00%, 10/01/2024 to 10/01/2052	47,121,971	45,470,206
5.50%, 04/01/2033 to 04/01/2053	10,652,147	10,540,521
6.00%, 02/01/2032 to 09/01/2053	38,193,587	38,323,742
6.50%, 10/01/2037 to 10/01/2053	7,022,837	7,135,230
Federal National Mtg. Assoc. FRS
5.04%, (RFUCCT1Y+1.57%), 05/01/2037	66,394	67,570
5.55%, (H15T1Y+2.27%), 11/01/2036	174,565	178,246
6.07%, (RFUCCT1Y+1.82%), 10/01/2040	78,844	80,988
6.08%, (RFUCCT1Y+1.83%), 10/01/2040	266,063	272,627
Government National Mtg. Assoc.
2.00%, 11/20/2050	10,819,846	8,739,958
2.50%, 05/20/2050 to 12/20/2051	55,006,955	45,976,555
3.00%, 02/20/2045 to 03/20/2052	65,559,010	57,051,929
3.50%, 03/20/2045 to 10/20/2047	1,817,251	1,647,479
4.00%, 03/20/2044 to 05/20/2048	2,201,328	2,066,749
4.50%, 05/15/2039 to 07/20/2052	24,431,677	23,190,816
5.50%, 12/15/2039 to 05/20/2053	17,066,702	16,948,634
6.00%, 10/15/2039	68,511	69,085
		1,242,274,761
Total U.S. Government & Agency Obligations (cost $1,758,559,280)		1,534,966,745
FOREIGN GOVERNMENT OBLIGATIONS — 0.7%
Banks — 0.4%
BNG Bank NV
0.50%, 11/24/2025*	1,102,000	1,011,196
Development Bank of Japan, Inc.
1.75%, 02/18/2025*	4,660,000	4,466,331
Industrial Bank of Korea
1.04%, 06/22/2025*	5,013,000	4,688,419
		10,165,946
Regional(State/Province) — 0.1%
Province of British Columbia Canada
4.20%, 07/06/2033	3,449,000	3,285,660
Sovereign — 0.2%
Republic of Italy
3.88%, 05/06/2051	1,462,000	978,262
United Mexican States
4.28%, 08/14/2041	3,803,000	2,969,945
6.34%, 05/04/2053	545,000	519,943
		4,468,150
Total Foreign Government Obligations (cost $19,797,748)		17,919,756
COMMON STOCKS — 0.3%
Oil Field Machinery & Equipment — 0.3%
Hi-Crush, Inc.(6)(7) (cost $746,075)	123	7,844,940

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
PREFERRED STOCKS — 0.0%
Sovereign — 0.0%
Federal Home Loan Mtg. Corp. Series Z 8.38%12/31/2027†(1) (cost $106,412)	6,892	$ 14,749
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	186,000	279
Total Long-Term Investment Securities (cost $2,923,628,305)		2,608,071,158
SHORT-TERM INVESTMENTS — 1.1%
Unaffiliated Investment Companies — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49%(8)	18,871,531	18,879,079
State Street Navigator Securities Lending Government Money Market Portfolio 5.36%(8)(9)	10,888,473	10,888,473
Total Short-Term Investments (cost $29,765,712)		29,767,552
TOTAL INVESTMENTS (cost $2,953,394,017)(10)	99.9%	2,637,838,710
Other assets less liabilities	0.1	3,467,302
NET ASSETS	100.0%	$2,641,306,012
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Core Bond Fund has no right to demand registration of these securities. At November 30, 2023, the aggregate value of these securities was $294,081,478 representing 11.1% of net assets.
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of November 30, 2023.
(4)	Interest Only
(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at November 30, 2023.
(6)	Securities classified as Level 3 (see Note 2).
(7)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2023, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Hi-Crush, Inc.	12/22/2021	123	$746,075	$7,844,940	$63,780.00	0.3%
(8)	The rate shown is the 7-day yield as of November 30, 2023.
(9)	At November 30, 2023, the Fund had loaned securities with a total value of $71,951,500. This was secured by collateral of $10,888,473, which was received in cash and subsequently invested in short-term investments currently valued at $10,888,473 as reported in the Portfolio of Investments. Additional collateral of $64,052,767 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2023
Federal Home Loan Mtg. Corp.	1.50% to 5.86%	11/25/2033 to 01/15/2055	$ 8,227,926
Federal National Mtg. Assoc.	1.50% to 5.50%	01/25/2027 to 12/25/2057	3,352,098
Government National Mtg. Assoc.	1.00% to 6.50%	08/20/2033 to 09/16/2065	33,373,927
United States Treasury Bills	0.00%	12/19/2023 to 10/03/2024	151,260
United States Treasury Notes/Bonds	0.00% to 6.13%	01/15/2024 to 05/15/2053	18,947,556
(10)	See Note 4 for cost of investments on a tax basis.
DAC—Designated Activity Company
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
REMIC—Real Estate Mortgage Investment Conduit
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at November 30, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$ 973,663,202	$ —	$ 973,663,202
Asset Backed Securities	—	40,375,959	—	40,375,959
Collateralized Mortgage Obligations	—	33,285,528	—	33,285,528
U.S. Government & Agency Obligations	—	1,534,966,745	—	1,534,966,745
Foreign Government Obligations	—	17,919,756	—	17,919,756
Common Stocks	—	—	7,844,940	7,844,940
Preferred Stocks	14,749	—	—	14,749
Escrows and Litigation Trusts	—	279	—	279
Short-Term Investments	29,767,552	—	—	29,767,552
Total Investments at Value	$29,782,301	$2,600,211,469	$7,844,940	$2,637,838,710
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Dividend Value Fund
PORTFOLIO PROFILE — November 30, 2023— (unaudited)

Industry Allocation*
Banks	8.6%
Pharmaceuticals	8.3
Insurance	6.9
Software	6.7
Oil & Gas	5.5
Diversified Financial Services	5.0
Electric	4.2
Telecommunications	3.9
Healthcare-Services	3.9
Healthcare-Products	3.6
Short-Term Investments	3.5
Pipelines	3.4
Aerospace/Defense	3.4
Computers	3.2
Semiconductors	3.1
Media	3.0
Food	2.9
Chemicals	2.4
Retail	2.3
REITS	2.1
Cosmetics/Personal Care	1.8
Beverages	1.6
Auto Manufacturers	1.5
Transportation	1.4
Home Furnishings	1.1
Agriculture	0.9
Packaging & Containers	0.9
Building Materials	0.9
Electronics	0.6
Private Equity	0.5
Environmental Control	0.5
Biotechnology	0.4
Mining	0.3
Machinery-Diversified	0.3
Machinery-Construction & Mining	0.3
Miscellaneous Manufacturing	0.3
Apparel	0.3
Auto Parts & Equipment	0.2
Household Products/Wares	0.2
Commercial Services	0.2
Housewares	0.1
Toys/Games/Hobbies	0.1
100.3%
*	Calculated as a percentage of net assets

VALIC Company I Dividend Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.8%
Aerospace/Defense — 3.4%
L3Harris Technologies, Inc.	44,796	$ 8,547,525
Northrop Grumman Corp.	6,370	3,026,769
RTX Corp.	108,095	8,807,580
		20,381,874
Agriculture — 0.9%
British American Tobacco PLC ADR#	174,578	5,567,292
Apparel — 0.3%
Ralph Lauren Corp.	12,394	1,603,536
Auto Manufacturers — 1.5%
General Motors Co.	295,265	9,330,374
Auto Parts & Equipment — 0.2%
Lear Corp.	11,246	1,504,152
Banks — 8.6%
Bank of America Corp.	74,798	2,280,591
Citigroup, Inc.	230,056	10,605,582
Citizens Financial Group, Inc.	103,866	2,832,426
First Citizens BancShares, Inc., Class A	5,599	8,218,716
Goldman Sachs Group, Inc.	7,724	2,638,055
JPMorgan Chase & Co.	69,057	10,778,417
PNC Financial Services Group, Inc.	16,420	2,199,623
UBS Group AG	36,561	1,028,317
Wells Fargo & Co.	258,599	11,530,929
		52,112,656
Beverages — 1.6%
Coca-Cola Co.	70,420	4,115,345
Constellation Brands, Inc., Class A	9,676	2,326,981
Diageo PLC	84,351	2,942,820
		9,385,146
Biotechnology — 0.4%
Gilead Sciences, Inc.	28,100	2,152,460
Building Materials — 0.9%
Vulcan Materials Co.	25,050	5,349,678
Chemicals — 2.4%
CF Industries Holdings, Inc.	2,165	162,700
International Flavors & Fragrances, Inc.	32,896	2,479,700
Linde PLC	15,030	6,218,963
PPG Industries, Inc.	41,229	5,854,106
		14,715,469
Commercial Services — 0.2%
Robert Half, Inc.	12,736	1,044,097
TransUnion	379	22,255
		1,066,352
Computers — 3.2%
Apple, Inc.	26,410	5,016,580
Cognizant Technology Solutions Corp., Class A	71,595	5,038,856
Leidos Holdings, Inc.	84,266	9,043,427
		19,098,863
Cosmetics/Personal Care — 1.8%
Procter & Gamble Co.	24,720	3,795,015
Unilever PLC ADR#	151,839	7,242,720
		11,037,735
Diversified Financial Services — 5.0%
Apollo Global Management, Inc.	93,510	8,602,920
Capital One Financial Corp.	24,400	2,724,504
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Intercontinental Exchange, Inc.	17,938	$ 2,042,062
Mastercard, Inc., Class A	5,080	2,102,256
Raymond James Financial, Inc.	35,817	3,766,158
Visa, Inc., Class A	42,857	11,000,535
		30,238,435
Electric — 4.2%
American Electric Power Co., Inc.	51,524	4,098,734
Edison International	52,160	3,494,198
Exelon Corp.	55,815	2,149,436
NextEra Energy, Inc.	15,948	933,118
PG&E Corp.†	171,347	2,942,028
Public Service Enterprise Group, Inc.	28,244	1,763,273
Sempra	139,891	10,193,857
		25,574,644
Electronics — 0.6%
Allegion PLC	23,129	2,453,756
Fortive Corp.	14,133	974,894
		3,428,650
Environmental Control — 0.5%
Waste Management, Inc.	18,930	3,236,841
Food — 2.9%
Kraft Heinz Co.	256,867	9,018,600
Mondelez International, Inc., Class A	63,760	4,530,786
Nestle SA ADR	35,490	4,043,021
		17,592,407
Healthcare-Products — 3.6%
Baxter International, Inc.	190,710	6,880,817
Koninklijke Philips NV†	199,289	4,071,704
Medtronic PLC	88,699	7,031,170
Zimmer Biomet Holdings, Inc.	30,955	3,600,376
		21,584,067
Healthcare-Services — 3.9%
Elevance Health, Inc.	16,369	7,848,772
Fortrea Holdings, Inc.†	47,791	1,406,967
Humana, Inc.	4,614	2,237,144
Laboratory Corp. of America Holdings	32,310	7,008,362
UnitedHealth Group, Inc.	8,880	4,910,373
		23,411,618
Home Furnishings — 1.1%
Panasonic Holdings Corp.	327,100	3,375,577
Sony Group Corp.	35,300	3,052,381
		6,427,958
Household Products/Wares — 0.2%
Henkel AG & Co. KGaA (Preference Shares)	16,644	1,308,047
Housewares — 0.1%
Newell Brands, Inc.	90,201	688,234
Insurance — 6.9%
Allstate Corp.	17,276	2,381,842
Chubb, Ltd.	19,950	4,577,128
Equitable Holdings, Inc.	51,897	1,592,719
Fidelity National Financial, Inc.	107,913	4,838,819
First American Financial Corp.	6,767	403,313
Hartford Financial Services Group, Inc.	43,422	3,393,864
MetLife, Inc.	100,184	6,374,708
Prudential Financial, Inc.	35,504	3,471,581
Prudential PLC	203,447	2,216,542

VALIC Company I Dividend Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Travelers Cos., Inc.	27,630	$ 4,990,531
Willis Towers Watson PLC	29,727	7,321,760
		41,562,807
Machinery-Construction & Mining — 0.3%
Komatsu, Ltd.	67,000	1,704,600
Machinery-Diversified — 0.3%
CNH Industrial NV	169,165	1,816,832
Media — 3.0%
Comcast Corp., Class A	321,424	13,464,451
Fox Corp., Class A	89,482	2,643,298
Walt Disney Co.†	21,360	1,979,859
		18,087,608
Mining — 0.3%
Freeport-McMoRan, Inc.	50,530	1,885,779
Miscellaneous Manufacturing — 0.3%
Siemens AG	9,712	1,628,014
Oil & Gas — 5.5%
BP PLC	1,440,346	8,711,781
Chesapeake Energy Corp.	12,670	1,017,528
Chevron Corp.	3,323	477,183
ConocoPhillips	14,141	1,634,275
EQT Corp.	25,780	1,030,169
Exxon Mobil Corp.	18,800	1,931,512
Pioneer Natural Resources Co.	16,950	3,926,298
Shell PLC	331,208	10,704,213
Suncor Energy, Inc.#	114,540	3,778,674
		33,211,633
Packaging & Containers — 0.9%
Sealed Air Corp.	165,256	5,516,245
Pharmaceuticals — 8.3%
AstraZeneca PLC	39,213	5,012,818
Bayer AG	93,912	3,205,721
Becton Dickinson & Co.	24,440	5,772,239
Cardinal Health, Inc.	62,347	6,676,117
Cencora, Inc.	10,383	2,111,591
Cigna Group	17,760	4,668,749
CVS Health Corp.	12,967	881,108
Eli Lilly & Co.	4,317	2,551,520
Johnson & Johnson	26,230	4,056,732
Merck & Co., Inc.	42,110	4,315,433
Novo Nordisk A/S ADR	18,615	1,895,751
Pfizer, Inc.	71,260	2,171,292
Sanofi SA	71,956	6,693,581
		50,012,652
Pipelines — 3.4%
Enbridge, Inc.	170,780	5,955,099
Enterprise Products Partners LP	285,522	7,646,279
Williams Cos., Inc.	192,700	7,089,433
		20,690,811
Private Equity — 0.5%
Carlyle Group, Inc.	94,442	3,237,472
REITS — 2.1%
American Tower Corp.	25,256	5,272,948
AvalonBay Communities, Inc.	17,100	2,957,274
Security Description	Shares or Principal Amount	Value

REITS (continued)
Crown Castle, Inc.	18,805	$ 2,205,450
Public Storage	8,000	2,070,080
		12,505,752
Retail — 2.3%
Dollar General Corp.	55,484	7,275,062
Home Depot, Inc.	12,740	3,993,863
Ross Stores, Inc.	18,737	2,442,930
		13,711,855
Semiconductors — 3.1%
Broadcom, Inc.	4,050	3,749,206
Intel Corp.	97,280	4,348,416
Samsung Electronics Co., Ltd. GDR	5,091	7,081,581
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	21,851	2,126,321
Texas Instruments, Inc.	8,880	1,356,065
		18,661,589
Software — 6.7%
Fidelity National Information Services, Inc.	127,460	7,474,254
Microsoft Corp.	45,432	17,214,639
Oracle Corp.	33,090	3,845,389
SAP SE ADR	24,890	3,960,497
SS&C Technologies Holdings, Inc.	137,280	7,723,373
		40,218,152
Telecommunications — 3.9%
AT&T, Inc.	183,586	3,042,020
Cisco Systems, Inc.	193,984	9,384,946
Rogers Communications, Inc., Class B	37,974	1,635,153
T-Mobile US, Inc.	24,700	3,716,115
Verizon Communications, Inc.	147,616	5,658,121
		23,436,355
Toys/Games/Hobbies — 0.1%
Hasbro, Inc.	14,458	670,996
Transportation — 1.4%
Union Pacific Corp.	26,833	6,044,670
United Parcel Service, Inc., Class B	15,780	2,392,406
		8,437,076
Total Long-Term Investment Securities (cost $550,208,176)		583,792,716
SHORT-TERM INVESTMENTS — 3.5%
Unaffiliated Investment Companies — 3.5%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49%(1)	15,408,393	15,414,557
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31%(1)	2,551,649	2,551,649

VALIC Company I Dividend Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Unaffiliated Investment Companies (continued)
State Street Navigator Securities Lending Government Money Market Portfolio 5.34%(1)(2)	3,329,375	$ 3,329,375
Total Short-Term Investments (cost $21,293,026)		21,295,581
TOTAL INVESTMENTS (cost $571,501,202)(3)	100.3%	605,088,297
Other assets less liabilities	(0.3)	(1,824,290)
NET ASSETS	100.0%	$603,264,007
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of November 30, 2023.
(2)	At November 30, 2023, the Fund had loaned securities with a total value of $3,982,640. This was secured by collateral of $3,329,375, which was received in cash and subsequently invested in short-term investments currently valued at $3,329,375 as reported in the Portfolio of Investments. Additional collateral of $742,810 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2023
United States Treasury Notes/Bonds	0.38% to 5.37%	07/31/2024 to 08/15/2051	$742,810
(3)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
GDR—Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$583,792,716	$—	$—	$583,792,716
Short-Term Investments	21,295,581	—	—	21,295,581
Total Investments at Value	$605,088,297	$—	$—	$605,088,297
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Dynamic Allocation Fund
PORTFOLIO PROFILE — November 30, 2023— (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	52.3%
Domestic Fixed Income Investment Companies	18.9
U.S. Government & Agency Obligations	15.2
International Equity Investment Companies	9.3
Short-Term Investments	4.2
Purchased Options	0.5
International Fixed Income Investment Companies	0.4
100.8%
*	Calculated as a percentage of net assets

VALIC Company I Dynamic Allocation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 80.9%
Domestic Equity Investment Companies — 52.3%
VALIC Company I Capital Appreciation Fund	303,118	$ 5,104,500
VALIC Company I Dividend Value Fund	732,043	8,286,722
VALIC Company I Growth Fund	405,876	5,126,209
VALIC Company I Large Capital Growth Fund	295,579	5,545,064
VALIC Company I Mid Cap Index Fund	60,339	1,437,268
VALIC Company I Mid Cap Strategic Growth Fund	92,440	1,464,256
VALIC Company I Mid Cap Value Fund	99,465	1,732,687
VALIC Company I Small Cap Growth Fund	31,118	408,584
VALIC Company I Small Cap Index Fund	43,167	575,849
VALIC Company I Small Cap Special Values Fund	84,193	937,072
VALIC Company I Small Cap Value Fund	26,035	285,341
VALIC Company I Stock Index Fund	246,915	12,088,977
VALIC Company I Systematic Core Fund	329,789	8,825,156
VALIC Company I Systematic Growth Fund	241,891	3,870,256
VALIC Company I Systematic Value Fund	916,284	11,426,065
VALIC Company I U.S. Socially Responsible Fund	395,305	7,289,416
Total Domestic Equity Investment Companies (cost $76,051,367)		74,403,422
Domestic Fixed Income Investment Companies — 18.9%
VALIC Company I Core Bond Fund	1,857,379	17,830,837
VALIC Company I Government Securities Fund	640,152	5,889,396
VALIC Company I High Yield Bond Fund	163,789	1,138,336
VALIC Company I Inflation Protected Fund	209,601	1,963,965
Total Domestic Fixed Income Investment Companies (cost $30,473,347)		26,822,534
International Equity Investment Companies — 9.3%
VALIC Company I Emerging Economies Fund	124,335	701,252
VALIC Company I Global Real Estate Fund	217,590	1,353,412
VALIC Company I International Equities Index Fund	324,179	2,463,759
VALIC Company I International Growth Fund	231,730	2,398,401
VALIC Company I International Opportunities Fund	28,090	385,390
VALIC Company I International Socially Responsible Fund	78,829	1,794,142
VALIC Company I International Value Fund	429,537	4,119,260
Total International Equity Investment Companies (cost $14,016,074)		13,215,616
International Fixed Income Investment Companies — 0.4%
VALIC Company I International Government Bond Fund (cost $621,171)	55,425	532,084
Total Affiliated Investment Companies (cost $121,161,959)		114,973,656
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 15.2%
U.S. Government — 15.2%
United States Treasury Notes
1.25%, 08/15/2031	$7,684,700	6,140,855
1.38%, 11/15/2031	2,637,900	2,113,721
1.88%, 02/15/2032(2)	1,913,800	1,587,781
2.75%, 08/15/2032	780,900	689,602
2.88%, 05/15/2032	4,005,700	3,584,163
3.38%, 05/15/2033	2,592,300	2,395,447
3.50%, 02/15/2033	927,200	866,497
3.88%, 08/15/2033	3,070,200	2,952,669
4.13%, 11/15/2032	1,295,700	1,271,962
Total U.S. Government & Agency Obligations (cost $23,142,926)		21,602,697
Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS† — 0.5%
Purchased Options - Puts — 0.5%
Over the Counter put option on the S&P 500 Index (Expiration Date: 04/19/2024; Strike Price: $3,600.00; Counterparty: Goldman Sachs International)	5,000	$ 67,604
Over the Counter put option on the S&P 500 Index (Expiration Date: 04/19/2024; Strike Price: $3,925.00; Counterparty: Bank of America International)	1,000	25,143
Over the Counter put option on the S&P 500 Index (Expiration Date: 04/19/2024; Strike Price: $3,925.00; Counterparty: Citibank, N.A.)	2,500	62,857
Over the Counter put option on the S&P 500 Index (Expiration Date: 04/19/2024; Strike Price: $3,925.00; Counterparty: UBS AG)	1,000	25,142
Over the Counter put option on the S&P 500 Index (Expiration Date: 05/17/2024; Strike Price: $4,225.00; Counterparty: Citibank, N.A.)	3,000	182,582
Over the Counter put option on the S&P 500 Index (Expiration Date: 06/21/2024; Strike Price: $3,950.00; Counterparty: Bank of America International)	1,500	65,399
Over the Counter put option on the S&P 500 Index (Expiration Date: 06/21/2024; Strike Price: $3,950.00; Counterparty: UBS AG)	6,000	261,594
Over the Counter put option on the S&P 500 Index (Expiration Date: 06/24/2024; Strike Price: $3,950.00; Counterparty: UBS AG)	1,500	65,398
Total Purchased Options (cost $1,272,977)		755,719
Total Long-Term Investment Securities (cost $145,577,862)		137,332,072
SHORT-TERM INVESTMENTS — 4.2%
Unaffiliated Investment Companies — 4.2%
AllianceBernstein Government STIF Portfolio, Class AB 5.42%(3) (cost $6,039,271)	6,039,271	6,039,271
TOTAL INVESTMENTS (cost $151,617,133)(4)	100.8%	143,371,343
Other assets less liabilities	(0.8)	(1,177,300)
NET ASSETS	100.0%	$142,194,043
#	The VALIC Company I Dynamic Allocation Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.corebridgefinancial.com/rs.
†	Non-income producing security
(1)	See Note 8.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of November 30, 2023.
(4)	See Note 4 for cost of investments on a tax basis.
STIF—Short Term Investment Fund

VALIC Company I Dynamic Allocation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
100	Long	S&P 500 E-Mini Index	December 2023	$21,984,168	$22,883,750	$899,582
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$114,973,656	$ —	$—	$114,973,656
U.S. Government & Agency Obligations	—	21,602,697	—	21,602,697
Purchased Options	—	755,719	—	755,719
Short-Term Investments	6,039,271	—	—	6,039,271
Total Investments at Value	$121,012,927	$22,358,416	$—	$143,371,343
Other Financial Instruments:†
Futures Contracts	$ 899,582	$ —	$—	$ 899,582
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Emerging Economies Fund
PORTFOLIO PROFILE — November 30, 2023— (unaudited)

Industry Allocation*
Semiconductors	18.6%
Banks	15.2
Internet	11.8
Oil & Gas	8.2
Insurance	5.2
Auto Manufacturers	3.6
Diversified Financial Services	3.1
Beverages	2.8
Telecommunications	2.7
Mining	2.6
Engineering & Construction	2.5
Software	2.4
Computers	2.2
Home Furnishings	1.8
Electronics	1.6
Airlines	1.5
Food	1.5
Short-Term Investments	1.3
Electric	1.3
Miscellaneous Manufacturing	1.2
Transportation	1.1
Retail	1.1
Aerospace/Defense	0.9
Iron/Steel	0.8
Auto Parts & Equipment	0.8
Agriculture	0.7
Machinery-Diversified	0.6
Commercial Services	0.4
Textiles	0.3
Electrical Components & Equipment	0.3
Healthcare-Services	0.3
Building Materials	0.3
Entertainment	0.3
Biotechnology	0.3
99.3%
Country Allocation*
South Korea	15.9%
China	14.9
Cayman Islands	14.4
Taiwan	13.4
India	12.8
Brazil	7.2
South Africa	3.6
Mexico	2.7
Thailand	1.7
Hong Kong	1.4
United States	1.3
Saudi Arabia	1.3
Poland	1.1
Greece	1.1
Bermuda	1.0
Hungary	0.9
United Arab Emirates	0.8
Indonesia	0.8
United Kingdom	0.7
Turkey	0.7
Panama	0.5
British Virgin Islands	0.5
Colombia	0.3
Chile	0.3
99.3%
*	Calculated as a percentage of net assets

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.0%
Bermuda — 1.0%
Credicorp., Ltd.	31,898	$ 4,004,156
Kunlun Energy Co., Ltd.	2,938,000	2,715,599
		6,719,755
Brazil — 7.2%
Ambev SA ADR	1,211,131	3,318,499
Banco do Brasil SA	683,309	7,534,092
BB Seguridade Participacoes SA	672,799	4,278,422
Cia Energetica de Minas Gerais ADR	1,445,924	3,195,492
Cury Construtora e Incorporadora SA	608,074	2,159,493
Gerdau SA (Preference Shares)	632,414	2,807,417
Petroleo Brasileiro SA (Preference Shares)	1,658,953	12,103,291
Porto Seguro SA	377,762	2,148,970
SLC Agricola SA	280,328	2,146,008
Telefonica Brasil SA	255,512	2,738,861
TIM SA	821,962	2,879,009
Vale SA	188,850	2,833,489
		48,143,043
British Virgin Islands — 0.5%
Arcos Dorados Holdings, Inc.	268,659	3,113,758
Cayman Islands — 14.4%
3SBio, Inc.*	1,927,000	1,790,998
Alibaba Group Holding, Ltd.†	1,993,744	18,568,596
ASMPT, Ltd.	207,200	2,118,075
JD.com, Inc., Class A	465,400	6,357,223
Meituan, Class B*†	616,780	7,153,773
NetEase, Inc.	459,200	10,364,083
PDD Holdings, Inc. ADR†	81,240	11,978,026
Tencent Holdings, Ltd.	741,500	31,040,992
Vipshop Holdings, Ltd. ADR†	150,686	2,415,496
Xiaomi Corp.*†	2,610,800	5,220,731
		97,007,993
Chile — 0.3%
Banco de Chile	18,374,537	2,064,252
China — 14.9%
Aluminum Corp. of China, Ltd.	4,144,000	2,047,782
Anhui Heli Co., Ltd., Class A	719,000	1,641,493
Anker Innovations Technology Co., Ltd.	182,200	2,258,177
Asymchem Laboratories Tianjin Co., Ltd.*#	143,900	1,974,842
BYD Co., Ltd.	188,000	5,054,216
China CITIC Bank Corp., Ltd.	4,058,000	1,833,848
China Merchants Bank Co., Ltd.	1,381,000	4,826,508
China Merchants Energy Shipping Co., Ltd., Class A	4,175,818	3,519,425
China Pacific Insurance Group Co., Ltd.	2,092,400	4,419,828
China Petroleum & Chemical Corp.	6,626,000	3,409,998
CMOC Group, Ltd.	4,329,000	2,471,719
Dongfang Electric Corp., Ltd.	2,297,000	2,058,428
Foxconn Industrial Internet Co., Ltd.	706,300	1,495,622
GF Securities Co., Ltd.	2,135,000	2,670,356
Gree Electric Appliances, Inc. of Zhuhai, Class A	712,100	3,290,426
Guangdong Dongpeng Holdings Co., Ltd.	1,611,700	1,921,139
Haier Smart Home Co., Ltd.	875,400	2,538,350
Hisense Home Appliances Group Co., Ltd.#	818,000	2,014,814
HLA Corp., Ltd., Class A	1,937,100	2,059,097
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	560,100	2,140,364
Jiangxi Copper Co., Ltd.	2,051,000	2,909,257
Kweichow Moutai Co., Ltd., Class A	17,999	4,521,899
Lens Technology Co., Ltd.	1,262,523	2,312,268
Lingyi iTech Guangdong Co.	2,211,600	2,074,858
Midea Group Co., Ltd., Class A	259,200	1,878,145
Security Description	Shares or Principal Amount	Value

China (continued)
PetroChina Co., Ltd.	7,140,000	$ 4,689,130
PICC Property & Casualty Co., Ltd.	5,050,000	5,863,749
Ping An Insurance Group Co. of China, Ltd.	572,000	2,636,181
Sichuan Road and Bridge Group Co., Ltd.	1,553,720	1,682,076
Sinotrans, Ltd.	5,766,000	2,103,760
Tsingtao Brewery Co., Ltd.	492,000	3,250,061
Weichai Power Co., Ltd.	1,720,000	3,161,983
Wuliangye Yibin Co., Ltd.	109,100	2,281,937
XGD, Inc.	608,566	1,920,197
Yutong Bus Co., Ltd.	1,155,900	2,181,830
Zhuzhou CRRC Times Electric Co., Ltd.	967,500	3,059,318
		100,173,081
Colombia — 0.3%
Ecopetrol SA ADR#	168,228	2,121,355
Greece — 1.1%
Mytilineos SA	70,239	2,808,964
National Bank of Greece SA†	402,259	2,750,631
OPAP SA	116,687	1,867,104
		7,426,699
Hong Kong — 1.4%
AIA Group, Ltd.	305,000	2,631,700
BYD Electronic International Co., Ltd.	582,000	2,656,190
Cathay Pacific Airways, Ltd.#†	1,909,000	1,925,790
Sinotruk Hong Kong, Ltd.	1,129,000	2,341,454
		9,555,134
Hungary — 0.9%
MOL Hungarian Oil & Gas PLC	294,684	2,346,330
OTP Bank Nyrt	80,890	3,362,788
		5,709,118
India — 12.8%
Bank of Baroda	944,273	2,240,835
Bharat Electronics, Ltd.	3,263,513	5,713,533
Birlasoft, Ltd.	374,793	2,835,877
Britannia Industries, Ltd.	48,414	2,827,264
Canara Bank	426,409	2,067,779
HCL Technologies, Ltd.	232,149	3,730,252
HDFC Bank, Ltd.	373,075	6,963,694
HDFC Bank, Ltd. ADR	56,205	3,374,548
Hindustan Petroleum Corp., Ltd.†	625,883	2,606,165
ICICI Bank, Ltd. ADR	450,565	9,989,026
Infosys, Ltd. ADR	191,122	3,354,191
InterGlobe Aviation, Ltd.*†	79,433	2,568,383
ITC, Ltd.	895,416	4,689,475
Manappuram Finance, Ltd.	1,177,462	2,350,865
NCC, Ltd.	1,762,524	3,536,937
Oil & Natural Gas Corp., Ltd.	2,423,272	5,654,725
Power Finance Corp., Ltd.	1,120,093	4,539,134
Power Grid Corp. of India, Ltd.	933,194	2,344,350
Reliance Industries, Ltd. GDR*	70,584	4,044,463
Shriram Finance, Ltd.	93,257	2,238,224
State Bank of India	483,327	3,275,452
Triveni Turbine, Ltd.†	499,957	2,625,870
Zensar Technologies, Ltd.	360,439	2,320,986
		85,892,028
Indonesia — 0.8%
Bank Mandiri Persero Tbk PT	9,615,900	3,626,887
United Tractors Tbk PT	1,235,100	1,743,951
		5,370,838

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico — 2.7%
Arca Continental SAB de CV#	232,915	$ 2,374,946
Coca-Cola Femsa SAB de CV ADR	43,120	3,650,108
Grupo Aeroportuario del Pacifico SAB de CV, Class B	168,839	2,578,006
Grupo Aeroportuario del Sureste SAB de CV, Class B#	103,838	2,451,434
Grupo Financiero Banorte SAB de CV, Class O	789,538	7,346,929
		18,401,423
Panama — 0.5%
Copa Holdings SA, Class A	39,082	3,620,556
Poland — 1.1%
Bank Polska Kasa Opieki SA	128,631	4,518,755
Powszechny Zaklad Ubezpieczen SA	259,002	2,951,959
		7,470,714
Russia — 0.0%
Gazprom PJSC†(1)(2)	1,262,418	0
Magnitogorsk Iron & Steel Works PJSC†(1)(2)	2,290,683	0
Sberbank of Russia PJSC(1)(2)	1,300,000	0
Severstal PAO GDR†(1)(2)	75,082	0
		0
Saudi Arabia — 1.3%
Aldrees Petroleum and Transport Services Co.	55,924	1,925,998
Etihad Etisalat Co.	186,839	2,300,936
Saudi Arabian Oil Co.*	518,546	4,589,025
		8,815,959
South Africa — 3.6%
Bid Corp., Ltd.	124,409	2,727,379
Bidvest Group, Ltd.#	196,563	2,458,386
FirstRand, Ltd.	1,855,492	6,637,004
Gold Fields, Ltd. ADR#	211,809	3,238,560
Sanlam, Ltd.	761,261	2,742,377
Standard Bank Group, Ltd.	381,462	4,051,526
Truworths International, Ltd.	505,382	2,053,297
		23,908,529
South Korea — 15.9%
AfreecaTV Co., Ltd.	35,558	1,838,328
DB Insurance Co., Ltd.	35,443	2,299,406
Hana Financial Group, Inc.	119,409	3,854,889
Hankook Tire & Technology Co., Ltd.	67,061	2,357,258
Hyundai Glovis Co., Ltd.	14,264	1,920,441
Hyundai Motor Co.	34,350	4,906,953
Industrial Bank of Korea	262,964	2,411,242
KB Financial Group, Inc.	89,133	3,620,175
Kia Corp.	117,057	7,793,820
Korean Air Lines Co., Ltd.	135,447	2,356,924
Samsung C&T Corp.	47,929	4,431,988
Samsung Electro-Mechanics Co., Ltd.	22,936	2,590,222
Samsung Electronics Co., Ltd.	620,503	35,013,462
Samsung Electronics Co., Ltd. GDR*	1,599	2,224,209
Samsung Fire & Marine Insurance Co., Ltd.	13,548	2,730,287
Samsung Life Insurance Co., Ltd.	47,957	2,602,015
Samsung SDS Co., Ltd.	22,597	2,949,529
Samsung Securities Co. Ltd.	78,572	2,387,337
Shinhan Financial Group Co., Ltd.	163,222	4,668,365
SK Hynix, Inc.	109,963	11,412,662
S-Oil Corp.	48,461	2,561,749
		106,931,261
Taiwan — 13.4%
Accton Technology Corp.	147,000	2,508,035
Security Description	Shares or Principal Amount	Value

Taiwan (continued)
Arcadyan Technology Corp.	382,000	$ 1,999,264
ASE Technology Holding Co., Ltd.	952,000	3,900,640
Asia Vital Components Co., Ltd.	193,000	1,902,817
Cathay Financial Holding Co., Ltd.	1,438,000	2,140,429
Largan Precision Co., Ltd.	37,835	2,894,547
MediaTek, Inc.	208,000	6,291,933
Micro-Star International Co., Ltd.	373,000	2,190,957
Novatek Microelectronics Corp.	416,000	6,804,610
Primax Electronics, Ltd.	914,000	1,887,100
Taiwan Semiconductor Manufacturing Co., Ltd.	2,909,000	53,728,969
United Microelectronics Corp.	2,653,000	4,152,743
		90,402,044
Thailand — 1.7%
Bangkok Bank PCL	405,700	1,729,941
Krung Thai Bank PCL	6,857,300	3,547,804
PTT Exploration & Production PCL	1,358,500	5,812,074
		11,089,819
Turkey — 0.7%
BIM Birlesik Magazalar AS	251,324	2,680,766
Ford Otomotiv Sanayi AS	74,278	2,163,368
		4,844,134
United Arab Emirates — 0.8%
Abu Dhabi Islamic Bank PJSC	818,834	2,274,198
Emirates NBD Bank PJSC	673,691	3,228,537
		5,502,735
United Kingdom — 0.7%
Rio Tinto PLC	72,093	4,913,833
Total Long-Term Investment Securities (cost $667,478,812)		659,198,061
SHORT-TERM INVESTMENTS — 1.3%
Unaffiliated Investment Companies — 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio 5.36%(3)(4) (cost $8,948,684)	8,948,684	8,948,684
TOTAL INVESTMENTS (cost $676,427,496)(5)	99.3%	668,146,745
Other assets less liabilities	0.7	4,899,747
NET ASSETS	100.0%	$673,046,492
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Emerging Economies Fund has no right to demand registration of these securities. At November 30, 2023, the aggregate value of these securities was $29,566,424 representing 4.4% of net assets.
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2023, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Gazprom PJSC	06/10/2021	1,262,418	$4,856,005	$0	$0.00	0.0%
Magnitogorsk Iron & Steel Works PJSC
	12/14/2020	6,702	4,530
	12/16/2020	187,873	134,493
	02/10/2021	2,096,108	1,468,240
		2,290,683	1,607,263	0	0.00	0.0
Sberbank of Russia PJSC
	11/12/2020	664,800	2,189,656
	11/20/2020	136,860	443,444
	12/14/2020	29,992	120,624
	12/16/2020	137,196	538,640
	11/24/2021	331,152	1,424,053
		1,300,000	4,716,417	0	0.00	0.0
Severstal PAO GDR
	10/30/2020	51,320	695,308
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
	11/20/2020	10,696	$154,403
	12/14/2020	2,344	39,368
	12/16/2020	10,722	184,609
		75,082	1,073,688	$0	$0.00	0.0%
				$0		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of November 30, 2023.
(4)	At November 30, 2023, the Fund had loaned securities with a total value of $13,056,868. This was secured by collateral of $8,948,684, which was received in cash and subsequently invested in short-term investments currently valued at $8,948,684 as reported in the Portfolio of Investments. Additional collateral of $4,750,065 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2023
United States Treasury Bills	0.00%	12/21/2023 to 02/08/2024	$ 24,536
United States Treasury Notes/Bonds	0.00% to 5.60%	01/15/2024 to 08/15/2052	4,725,529
(5)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
GDR—Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Russia	$ —	$—	$ 0	$ 0
Other Countries	659,198,061	—	—	659,198,061
Short-Term Investments	8,948,684	—	—	8,948,684
Total Investments at Value	$668,146,745	$—	$ 0	$668,146,745
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Global Real Estate Fund
PORTFOLIO PROFILE — November 30, 2023— (unaudited)

Industry Allocation*
REITS	83.1%
Real Estate	10.7
Healthcare-Services	1.9
Short-Term Investments	1.3
Engineering & Construction	0.8
Private Equity	0.7
Telecommunications	0.6
Building Materials	0.4
Diversified Financial Services	0.2
99.7%
Country Allocation*
United States	65.0%
Japan	8.0
United Kingdom	6.6
Australia	4.1
Singapore	3.3
Canada	2.7
Hong Kong	2.2
Germany	1.5
Spain	1.3
Sweden	1.2
Belgium	1.1
Mexico	1.0
France	0.8
Guernsey	0.5
Switzerland	0.4
99.7%
*	Calculated as a percentage of net assets

VALIC Company I Global Real Estate Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.4%
Australia — 4.1%
Goodman Group#	183,264	$ 2,754,835
National Storage REIT#	2,160,409	3,083,378
NEXTDC, Ltd.#†	175,165	1,508,096
Rural Funds Group#	153,608	194,366
Scentre Group	1,554,895	2,722,601
		10,263,276
Belgium — 1.1%
Aedifica SA	19,730	1,235,950
Warehouses De Pauw CVA#	53,320	1,496,242
		2,732,192
Canada — 2.7%
Boardwalk Real Estate Investment Trust	15,300	752,964
Brookfield Asset Management, Ltd., Class A	16,033	561,353
Canadian Apartment Properties REIT	27,121	923,987
Chartwell Retirement Residences(1)	141,300	1,130,858
Granite Real Estate Investment Trust	64,326	3,256,712
		6,625,874
France — 0.8%
Klepierre SA	74,495	1,873,129
Germany — 1.5%
LEG Immobilien SE†	6,430	490,914
Vonovia SE	114,637	3,184,448
		3,675,362
Guernsey — 0.5%
Shurgard Self Storage, Ltd.	27,973	1,213,834
Hong Kong — 2.2%
Link REIT	520,700	2,573,070
Sino Land Co., Ltd.	638,000	642,794
Swire Properties, Ltd.	1,206,400	2,344,444
		5,560,308
Japan — 8.0%
Comforia Residential REIT, Inc.	430	922,299
Heiwa Real Estate Co., Ltd.	18,100	492,604
Japan Hotel REIT Investment Corp.#	3,270	1,530,676
Japan Logistics Fund, Inc.	474	922,359
Japan Metropolitan Fund Investment Corp.	1,714	1,138,736
Katitas Co., Ltd.#	62,900	912,148
Mitsubishi Estate Co., Ltd.	229,600	3,091,841
Mitsui Fudosan Co., Ltd.	268,500	6,287,819
Mitsui Fudosan Logistics Park, Inc.	592	1,864,724
Nomura Real Estate Holdings, Inc.	22,600	549,375
Orix JREIT, Inc.	1,300	1,529,205
Star Asia Investment Corp.	1,362	530,065
		19,771,851
Mexico — 1.0%
Corp Inmobiliaria Vesta SAB de CV#	395,668	1,491,458
Prologis Property Mexico SA de CV	259,165	1,097,032
		2,588,490
Singapore — 3.3%
CapitaLand Ascendas REIT	1,236,300	2,624,723
CapitaLand India Trust#(1)	1,973,308	1,519,404
CapitaLand Integrated Commercial Trust	1,331,600	1,811,701
CapitaLand Investment, Ltd.#	776,200	1,758,157
Parkway Life Real Estate Investment Trust	195,700	497,406
		8,211,391
Security Description	Shares or Principal Amount	Value

Spain — 1.3%
Cellnex Telecom SA*	37,012	$ 1,411,677
Merlin Properties Socimi SA	191,185	1,927,052
		3,338,729
Sweden — 1.2%
Castellum AB	119,992	1,463,930
Catena AB	38,885	1,445,245
		2,909,175
Switzerland — 0.4%
PSP Swiss Property AG	7,280	961,023
United Kingdom — 6.6%
Big Yellow Group PLC	102,304	1,398,734
Derwent London PLC	54,165	1,440,095
Grainger PLC	449,039	1,439,898
Helios Towers PLC†	935,897	844,198
Safestore Holdings PLC	190,005	1,836,218
Segro PLC	261,798	2,684,375
Shaftesbury Capital PLC	780,721	1,191,615
UNITE Group PLC	455,420	5,582,713
		16,417,846
United States — 63.7%
Alexandria Real Estate Equities, Inc.	37,799	4,135,211
American Homes 4 Rent, Class A	164,033	5,949,477
American Tower Corp.	14,704	3,069,901
Americold Realty Trust, Inc.	28,725	810,907
Apartment Income REIT Corp.	74,295	2,312,060
AvalonBay Communities, Inc.	31,649	5,473,378
Boston Properties, Inc.	20,703	1,178,622
Brixmor Property Group, Inc.	250,881	5,398,959
CubeSmart	125,909	5,006,142
Digital Realty Trust, Inc.	48,995	6,799,526
Douglas Emmett, Inc.	40,581	495,900
Encompass Health Corp.	21,813	1,421,553
Equinix, Inc.	18,684	15,227,647
Equity LifeStyle Properties, Inc.	50,818	3,613,160
Essex Property Trust, Inc.	11,802	2,519,255
Extra Space Storage, Inc.	24,642	3,207,649
Farmland Partners, Inc.#	45,733	566,174
Federal Realty Investment Trust	23,359	2,232,887
Healthpeak Properties, Inc.	45,375	785,895
Host Hotels & Resorts, Inc.	43,570	761,168
Lamar Advertising Co., Class A	9,561	968,434
Mid-America Apartment Communities, Inc.	18,305	2,278,606
NNN REIT, Inc.	58,317	2,368,836
Phillips Edison & Co., Inc.	61,391	2,163,419
Prologis, Inc.	194,032	22,300,098
Public Storage	17,185	4,446,791
Rayonier, Inc.	82,930	2,544,292
Realty Income Corp.	82,800	4,467,888
Regency Centers Corp.	41,920	2,631,738
Rexford Industrial Realty, Inc.	98,453	4,845,857
Ryman Hospitality Properties, Inc.	15,585	1,563,955
SBA Communications Corp.	19,302	4,766,822
Simon Property Group, Inc.	22,375	2,794,414
Sun Communities, Inc.	61,184	7,913,538
UDR, Inc.	56,315	1,880,921
Universal Health Services, Inc., Class B	15,306	2,104,269
Ventas, Inc.	91,920	4,213,613
VICI Properties, Inc.	145,995	4,363,790

VALIC Company I Global Real Estate Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Welltower, Inc.	71,325	$ 6,355,057
Weyerhaeuser Co.	69,849	2,189,766
		158,127,575
Total Long-Term Investment Securities (cost $258,466,260)		244,270,055
SHORT-TERM INVESTMENTS — 1.3%
Sovereign — 0.6%
Federal Home Loan Bank 5.20%, 12/01/2023	$1,378,000	1,378,000
Unaffiliated Investment Companies — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio 5.36%(2)(3)	1,757,617	1,757,617
Total Short-Term Investments (cost $3,135,617)		3,135,617
TOTAL INVESTMENTS (cost $261,601,877)(4)	99.7%	247,405,672
Other assets less liabilities	0.3	850,494
NET ASSETS	100.0%	$248,256,166
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Global Real Estate Fund has no right to demand registration of these securities. At November 30, 2023, the aggregate value of these securities was $1,411,677 representing 0.6% of net assets.
(1)	Consists of more than one type of securities traded together as a unit.
(2)	The rate shown is the 7-day yield as of November 30, 2023.
(3)	At November 30, 2023, the Fund had loaned securities with a total value of $8,978,890. This was secured by collateral of $1,757,617, which was received in cash and subsequently invested in short-term investments currently valued at $1,757,617 as reported in the Portfolio of Investments. Additional collateral of $7,669,677 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2023
United States Treasury Bills	0.00%	01/25/2024 to 10/03/2024	$ 27,770
United States Treasury Notes/Bonds	0.13% to 6.13%	12/15/2023 to 11/15/2052	7,641,907
(4)	See Note 4 for cost of investments on a tax basis.
CVA—Certification Van Aandelen (Dutch Cert.)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$244,270,055	$ —	$—	$244,270,055
Short-Term Investments:
Sovereign	—	1,378,000	—	1,378,000
Other Short-Term Investments	1,757,617	—	—	1,757,617
Total Investments at Value	$246,027,672	$1,378,000	$—	$247,405,672
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Global Strategy Fund
PORTFOLIO PROFILE — November 30, 2023— (unaudited)

Industry Allocation*
Foreign Government Obligations	7.6%
Software	6.3
Internet	6.2
Oil & Gas	6.1
Diversified Financial Services	4.8
Banks	4.6
Semiconductors	4.0
Computers	4.0
Investment Companies	3.5
Short-Term Investments	3.4
Telecommunications	3.3
Retail	2.7
Pharmaceuticals	2.4
Electric	2.3
Commercial Services	2.3
Insurance	2.2
Auto Manufacturers	2.0
Healthcare-Services	1.8
Chemicals	1.8
U.S. Government & Agency Obligations	1.7
Biotechnology	1.6
Electronics	1.5
Mining	1.4
Food	1.3
Healthcare-Products	1.3
Iron/Steel	1.2
Pipelines	1.1
Collateralized Mortgage Obligations	1.1
Agriculture	1.1
REITS	1.0
Media	1.0
Apparel	0.9
Building Materials	0.9
Transportation	0.8
Airlines	0.7
Cosmetics/Personal Care	0.7
Distribution/Wholesale	0.7
Beverages	0.7
Entertainment	0.6
Aerospace/Defense	0.6
Home Builders	0.6
Private Equity	0.5
Miscellaneous Manufacturing	0.5
Machinery-Construction & Mining	0.4
Gas	0.4
Lodging	0.4
Hand/Machine Tools	0.4
Machinery-Diversified	0.4
Advertising	0.3
Real Estate	0.2
Engineering & Construction	0.2
Forest Products & Paper	0.2
Electrical Components & Equipment	0.1
Auto Parts & Equipment	0.1
Packaging & Containers	0.1
Environmental Control	0.1
Toys/Games/Hobbies	0.1
Metal Fabricate/Hardware	0.1
Leisure Time	0.1
98.4%
Country Allocation*
United States	55.6%
United Kingdom	4.3

Japan	4.1%
Canada	4.0
Mexico	2.2
Brazil	2.1
Colombia	2.0
France	1.9
Cayman Islands	1.9
Netherlands	1.9
Switzerland	1.4
Taiwan	1.4
Australia	1.3
Germany	1.3
Italy	1.3
Denmark	1.2
Hong Kong	1.2
South Korea	0.8
India	0.8
Spain	0.8
China	0.7
Sweden	0.7
Ireland	0.7
Luxembourg	0.7
Panama	0.6
Israel	0.6
Bermuda	0.5
Norway	0.3
South Africa	0.2
Indonesia	0.2
United Arab Emirates	0.2
Saudi Arabia	0.2
Singapore	0.2
Austria	0.1
Belgium	0.1
Thailand	0.1
Hungary	0.1
Poland	0.1
Argentina	0.1
Chile	0.1
Liberia	0.1
SupraNational	0.1
Finland	0.1
Portugal	0.1
98.4%
*	Calculated as a percentage of net assets

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 60.6%
Australia — 1.1%
Aristocrat Leisure, Ltd.	5,342	$ 143,272
BHP Group, Ltd.	28,377	868,130
Brambles, Ltd.	14,236	125,482
Cochlear, Ltd.#	813	146,674
Fortescue Metals Group, Ltd.#	9,304	153,629
Goodman Group#	39,894	599,689
Lottery Corp., Ltd.	42,878	130,325
Pilbara Minerals, Ltd.#	53,050	127,592
		2,294,793
Austria — 0.1%
Erste Group Bank AG	3,504	141,541
OMV AG	3,134	133,555
		275,096
Belgium — 0.1%
KBC Group NV	1,766	101,113
Solvay SA, Class A	1,461	168,810
		269,923
Bermuda — 0.3%
Arch Capital Group, Ltd.†	6,899	577,377
Everest Group, Ltd.	351	144,103
		721,480
Brazil — 1.1%
AMBEV SA	46,800	130,168
B3 SA - Brasil Bolsa Balcao	42,900	115,921
Banco BTG Pactual SA	20,000	144,411
Banco do Brasil SA	17,100	188,543
Itausa SA (Preference Shares)	105,723	209,425
Petroleo Brasileiro SA	77,200	591,306
Petroleo Brasileiro SA (Preference Shares)	99,800	728,115
Suzano SA	11,200	122,375
		2,230,264
Canada — 1.1%
ARC Resources, Ltd.	8,700	138,744
CGI, Inc.†	1,400	142,347
Constellation Software, Inc.	100	234,887
Dollarama, Inc.	5,300	384,918
Fairfax Financial Holdings, Ltd.	400	367,669
George Weston, Ltd.	900	105,557
Great-West Lifeco, Inc.#	4,300	137,434
iA Financial Corp., Inc.	2,000	133,549
Imperial Oil, Ltd.#	2,500	140,849
Loblaw Cos., Ltd.	1,400	120,712
Manulife Financial Corp.	6,500	127,322
Open Text Corp.#	3,000	120,027
TFI International, Inc.#	1,000	118,324
		2,272,339
Cayman Islands — 0.6%
Alibaba Group Holding, Ltd.†	11,700	108,967
China Resources Land, Ltd.	28,000	102,518
CK Asset Holdings, Ltd.	18,500	87,748
CK Hutchison Holdings, Ltd.	22,000	110,263
JD.com, Inc., Class A	6,850	93,569
NetEase, Inc.	26,600	600,359
PDD Holdings, Inc. ADR†	1,200	176,928
		1,280,352
Security Description	Shares or Principal Amount	Value

Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B (Preference Shares)	2,812	$ 142,833
China — 0.7%
Agricultural Bank of China, Ltd.	354,000	130,972
Bank of China, Ltd.	361,000	132,637
China Construction Bank Corp.	325,000	188,061
China Merchants Bank Co., Ltd.	29,500	103,101
China Petroleum & Chemical Corp.	212,000	109,103
Industrial & Commercial Bank of China, Ltd.	262,000	125,444
Kweichow Moutai Co., Ltd., Class A	500	125,615
Nongfu Spring Co., Ltd.*	22,200	126,755
PetroChina Co., Ltd.	430,000	282,399
PICC Property & Casualty Co., Ltd.	94,000	109,147
Ping An Insurance Group Co. of China, Ltd.	20,000	92,174
		1,525,408
Denmark — 1.2%
AP Moller-Maersk A/S, Series B	68	107,233
Novo Nordisk A/S, Class B	20,657	2,097,777
Pandora A/S	1,751	236,291
		2,441,301
Finland — 0.1%
Kone Oyj, Class B	2,743	121,789
France — 1.4%
Air Liquide SA	786	148,697
BNP Paribas SA	1,844	115,956
Carrefour SA	11,484	217,443
Cie de Saint-Gobain SA	2,023	131,704
Cie Generale des Etablissements Michelin SCA	3,809	127,741
Credit Agricole SA	10,576	138,397
Eiffage SA	1,143	115,707
Engie SA	34,564	598,882
EssilorLuxottica SA	671	127,905
Hermes International SCA	65	134,727
L'Oreal SA	289	135,598
LVMH Moet Hennessy Louis Vuitton SE	149	113,968
Orange SA	10,362	127,498
Publicis Groupe SA	1,571	132,664
Renault SA	3,724	145,888
Safran SA	787	137,938
Sanofi SA	1,197	111,349
Societe Generale SA	4,780	120,060
TotalEnergies SE	1,888	127,950
		3,010,072
Germany — 1.3%
Allianz SE	563	141,318
Bayerische Motoren Werke AG	2,229	231,927
Beiersdorf AG	968	135,607
Commerzbank AG	11,310	138,437
Daimler Truck Holding AG	3,549	115,236
Deutsche Bank AG	11,579	144,010
Deutsche Boerse AG	807	153,109
Deutsche Telekom AG	5,854	140,026
E.ON SE	43,680	567,458
Hannover Rueck SE	604	143,982
Heidelberg Materials AG	2,808	228,627
Infineon Technologies AG	6,265	242,432
Mercedes-Benz Group AG	1,747	113,298
Muenchener Rueckversicherungs-Gesellschaft AG	351	149,310
		2,644,777

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong — 0.3%
China Overseas Land & Investment, Ltd.	55,500	$ 102,598
CLP Holdings, Ltd.	16,500	128,324
CSPC Pharmaceutical Group, Ltd.	168,000	151,626
Lenovo Group, Ltd.	124,000	153,188
Sun Hung Kai Properties, Ltd.	10,500	103,033
		638,769
Hungary — 0.1%
OTP Bank Nyrt	4,954	205,949
India — 0.8%
Asian Paints, Ltd.	6,730	252,208
Cipla, Ltd.	8,275	120,413
Dr Reddy's Laboratories, Ltd.	1,898	131,648
ITC, Ltd.	23,242	121,723
Nestle India, Ltd.	691	200,521
NTPC, Ltd.	64,834	202,913
Oil & Natural Gas Corp., Ltd.	56,812	132,571
Power Grid Corp. of India, Ltd.	52,585	132,103
Tata Consultancy Services, Ltd.	9,278	388,048
		1,682,148
Indonesia — 0.2%
Astra International Tbk PT	270,100	94,039
Bank Mandiri Persero Tbk PT	316,500	119,376
Bank Rakyat Indonesia Persero Tbk PT	343,400	116,791
Telkom Indonesia Persero Tbk PT	505,300	122,497
		452,703
Ireland — 0.7%
Aon PLC, Class A	300	98,547
Bank of Ireland Group PLC	11,577	108,248
CRH PLC	2,948	185,564
Eaton Corp. PLC	1,300	295,997
James Hardie Industries PLC CDI†	4,836	155,679
Jazz Pharmaceuticals PLC†	900	106,407
Linde PLC	900	372,393
Smurfit Kappa Group PLC	3,617	137,011
		1,459,846
Israel — 0.2%
Bank Leumi Le-Israel BM	13,360	100,090
Check Point Software Technologies, Ltd.†	1,950	284,700
		384,790
Italy — 0.8%
Assicurazioni Generali SpA	9,105	188,355
Enel SpA	19,638	138,644
Intesa Sanpaolo SpA	49,482	142,274
Mediobanca Banca di Credito Finanziario SpA	9,802	114,964
Prysmian SpA	3,100	119,216
UniCredit SpA	37,194	1,011,535
		1,714,988
Japan — 4.1%
Advantest Corp.	5,100	161,022
Ajinomoto Co., Inc.	2,900	108,090
Asahi Group Holdings, Ltd.	3,300	121,418
Astellas Pharma, Inc.	7,900	95,779
Canon, Inc.	4,600	118,118
Capcom Co., Ltd.	3,100	104,191
Chubu Electric Power Co., Inc.	12,100	149,108
Daiwa House Industry Co., Ltd.	12,000	339,862
Disco Corp.	1,200	259,733
Security Description	Shares or Principal Amount	Value

Japan (continued)
Hankyu Hanshin Holdings, Inc.	3,400	$ 102,532
Hitachi, Ltd.	2,000	138,743
Hoya Corp.	1,300	146,125
Inpex Corp.	8,900	125,462
Japan Exchange Group, Inc.	7,000	142,540
JFE Holdings, Inc.	9,100	133,805
Kansai Electric Power Co., Inc.	13,700	182,131
Kirin Holdings Co., Ltd.	8,000	112,613
Komatsu, Ltd.	5,800	147,562
Kyocera Corp.	2,400	132,578
Marubeni Corp.	26,300	409,241
MatsukiyoCocokara & Co.	6,800	117,117
Mazda Motor Corp.	12,200	129,891
Mitsubishi Corp.	3,100	143,981
Mitsubishi Electric Corp.	12,600	170,736
Mitsubishi Heavy Industries, Ltd.	5,800	323,448
Mitsui & Co., Ltd.	4,700	170,932
MS&AD Insurance Group Holdings, Inc.	3,400	126,887
NEC Corp.	5,200	289,006
Nintendo Co., Ltd.	2,900	135,200
Nippon Steel Corp.#	15,900	370,743
Nitto Denko Corp.	2,900	205,676
Ono Pharmaceutical Co., Ltd.	6,900	126,635
Otsuka Holdings Co., Ltd.	7,200	276,277
Pan Pacific International Holdings Corp.	6,700	144,792
Panasonic Holdings Corp.	10,500	108,357
Recruit Holdings Co., Ltd.	3,900	144,810
Renesas Electronics Corp.†	26,100	458,326
Shimadzu Corp.	4,200	108,640
Shin-Etsu Chemical Co., Ltd.	14,000	492,162
Shionogi & Co., Ltd.	2,500	117,665
Sompo Holdings, Inc.	2,800	127,611
Subaru Corp.	13,000	229,819
Sumitomo Corp.	6,800	142,183
Sumitomo Mitsui Financial Group, Inc.	2,800	137,073
Sumitomo Realty & Development Co., Ltd.	5,000	140,766
Tokyo Electric Power Co. Holdings, Inc.†	30,600	130,214
Tokyo Gas Co., Ltd.	7,100	164,115
Toyota Tsusho Corp.	2,200	121,530
		8,585,245
Liberia — 0.1%
Royal Caribbean Cruises, Ltd.†	1,180	126,803
Luxembourg — 0.2%
ArcelorMittal SA	10,094	253,697
Tenaris SA	7,566	129,711
		383,408
Mexico — 0.2%
Fomento Economico Mexicano SAB de CV	14,400	183,162
Grupo Bimbo SAB de CV, Class A#	22,900	115,077
Grupo Financiero Banorte SAB de CV, Class O	15,100	140,511
		438,750
Netherlands — 1.9%
BE Semiconductor Industries NV	1,216	170,019
EXOR NV	2,007	195,087
ING Groep NV	9,788	137,205
Koninklijke Ahold Delhaize NV	21,105	610,158
Koninklijke KPN NV	36,296	124,332
LyondellBasell Industries NV, Class A	1,739	165,379
NN Group NV	3,681	139,796
NXP Semiconductors NV	583	118,979

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Randstad NV	2,271	$ 134,723
Stellantis NV	42,913	929,639
STMicroelectronics NV	13,779	651,758
Universal Music Group NV#	5,904	155,778
Wolters Kluwer NV#	3,177	436,766
		3,969,619
Norway — 0.1%
Equinor ASA	4,214	135,573
Telenor ASA	12,005	129,038
		264,611
Poland — 0.1%
Orlen SA	11,979	176,770
Portugal — 0.1%
Jeronimo Martins SGPS SA	4,814	118,949
Russia — 0.0%
MMC Norilsk Nickel PJSC†(1)(2)	563	0
Saudi Arabia — 0.2%
SABIC Agri-Nutrients Co.	3,389	124,304
Saudi Arabian Oil Co.*	13,787	122,012
Saudi Telecom Co.	12,113	124,149
		370,465
Singapore — 0.2%
CapitaLand Ascendas REIT	57,900	122,925
Singapore Airlines, Ltd.#	22,600	107,112
Singapore Exchange, Ltd.	16,900	119,135
		349,172
South Africa — 0.2%
FirstRand, Ltd.	33,286	119,062
Gold Fields, Ltd.	11,439	172,824
MTN Group, Ltd.	21,024	114,804
Sasol, Ltd.	9,051	100,587
		507,277
South Korea — 0.8%
Hana Financial Group, Inc.	6,013	194,118
Hyundai Mobis Co., Ltd.	1,196	212,289
Hyundai Motor Co.	894	127,709
KB Financial Group, Inc.	7,804	316,963
Kia Corp.	5,172	344,359
LG Electronics, Inc.	1,373	109,295
Samsung C&T Corp.	1,674	154,795
Shinhan Financial Group Co., Ltd.	8,334	238,363
		1,697,891
Spain — 0.8%
Banco Bilbao Vizcaya Argentaria SA	30,351	281,013
Endesa SA	6,483	135,384
Iberdrola SA	10,822	133,641
Industria de Diseno Textil SA	21,545	887,180
Repsol SA	8,438	128,954
		1,566,172
Sweden — 0.7%
Atlas Copco AB, Class B	10,407	137,173
H & M Hennes & Mauritz AB, Class B	8,221	131,409
Investor AB, Class A	32,161	659,821
Investor AB, Class B	6,500	134,779
Swedbank AB, Class A	7,188	131,628
Security Description	Shares or Principal Amount	Value

Sweden (continued)
Telefonaktiebolaget LM Ericsson, Class B	25,749	$ 127,373
Volvo AB, Class B	6,371	147,540
		1,469,723
Switzerland — 1.0%
ABB, Ltd.	6,090	241,389
Adecco Group AG	3,012	144,701
Alcon, Inc.	1,622	122,099
Bunge Global SA	1,128	123,933
Holcim AG	2,082	152,875
Julius Baer Group, Ltd.	1,960	99,018
Kuehne & Nagel International AG	404	116,813
Novartis AG	1,901	184,781
Partners Group Holding AG	109	143,454
Roche Holding AG	367	98,927
Roche Holding AG (BR)	418	119,238
Sandoz Group AG†	380	10,853
Schindler Holding AG (Participation Certificate)	578	129,204
SGS SA	1,197	101,561
Sonova Holding AG	462	133,108
Straumann Holding AG	952	130,727
		2,052,681
Taiwan — 1.4%
Accton Technology Corp.	7,000	119,430
ASE Technology Holding Co., Ltd.	64,000	262,228
Asustek Computer, Inc.	11,000	138,556
Delta Electronics, Inc.	12,000	121,575
Hon Hai Precision Industry Co., Ltd.	172,000	558,835
Largan Precision Co., Ltd.	2,000	153,009
MediaTek, Inc.	7,000	211,748
Novatek Microelectronics Corp.	12,000	196,287
Quanta Computer, Inc.	21,000	136,460
Taiwan Semiconductor Manufacturing Co., Ltd.	8,000	147,759
Uni-President Enterprises Corp.	53,000	123,848
United Microelectronics Corp.	230,000	360,019
Wistron Corp.	53,000	155,234
Yuanta Financial Holding Co., Ltd.	159,000	132,330
		2,817,318
Thailand — 0.1%
Advanced Info Service PCL	20,700	128,281
PTT Exploration & Production PCL	26,700	114,231
		242,512
United Arab Emirates — 0.2%
Emaar Properties PJSC	126,404	261,237
Emirates NBD Bank PJSC	37,573	180,062
		441,299
United Kingdom — 1.7%
3i Group PLC	18,704	527,039
Auto Trader Group PLC*	16,127	147,566
BAE Systems PLC	14,423	191,187
Barclays PLC	62,992	112,161
BP PLC	20,717	125,305
BT Group PLC	78,485	121,774
Burberry Group PLC	7,669	141,692
Centrica PLC	109,550	206,138
Coca-Cola Europacific Partners PLC	2,319	140,624
GSK PLC	7,276	130,380
HSBC Holdings PLC	15,337	116,580
Imperial Brands PLC	5,497	128,141
InterContinental Hotels Group PLC	1,911	147,551

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
NatWest Group PLC	43,950	$ 115,353
Next PLC	2,496	249,880
RELX PLC	4,144	159,040
Rolls-Royce Holdings PLC†	46,600	158,135
Sage Group PLC	12,615	180,041
Standard Chartered PLC	27,461	226,452
Unilever PLC	2,449	116,543
Vodafone Group PLC	134,231	120,876
		3,562,458
United States — 34.2%
A.O. Smith Corp.	1,929	145,369
Abbott Laboratories	1,092	113,885
AbbVie, Inc.	2,636	375,340
Adobe, Inc.†	2,282	1,394,325
Aflac, Inc.	1,684	139,284
Agilent Technologies, Inc.	1,008	128,822
Albemarle Corp.#	754	91,438
Albertsons Cos., Inc., Class A	6,094	132,666
Align Technology, Inc.†	353	75,471
Alphabet, Inc., Class A†	20,451	2,710,371
Alphabet, Inc., Class C†	5,884	787,985
Altria Group, Inc.	2,529	106,319
Amazon.com, Inc.†	13,378	1,954,392
American Express Co.	783	133,713
Ameriprise Financial, Inc.	1,351	477,592
Amgen, Inc.	450	121,338
Amphenol Corp., Class A	1,490	135,575
Apple, Inc.	27,694	5,260,475
Applied Materials, Inc.	5,930	888,195
Archer-Daniels-Midland Co.	1,684	124,161
Arista Networks, Inc.†	725	159,290
Arrow Electronics, Inc.†	1,084	128,519
Arthur J. Gallagher & Co.	614	152,886
AT&T, Inc.	7,738	128,219
Automatic Data Processing, Inc.	553	127,146
AutoZone, Inc.†	87	227,064
AvalonBay Communities, Inc.	725	125,381
Bank of New York Mellon Corp.	2,660	128,531
Berkshire Hathaway, Inc., Class B†	380	136,800
Best Buy Co., Inc.	3,873	274,751
Biogen, Inc.†	470	110,018
Booking Holdings, Inc.†	471	1,472,205
Boston Scientific Corp.†	2,233	124,802
Broadcom, Inc.	335	310,120
Builders FirstSource, Inc.†	2,449	328,435
Cadence Design Systems, Inc.†	5,187	1,417,451
Cardinal Health, Inc.	5,102	546,322
Caterpillar, Inc.	442	110,818
Cboe Global Markets, Inc.	954	173,809
Centene Corp.†	3,786	278,952
CF Industries Holdings, Inc.	3,786	284,518
Charter Communications, Inc., Class A†	316	126,441
Cheniere Energy, Inc.	816	148,634
Cigna Group	419	110,147
Cintas Corp.	269	148,824
Cisco Systems, Inc.	3,585	173,442
Cognizant Technology Solutions Corp., Class A	2,147	151,106
Colgate-Palmolive Co.	12,692	999,749
Comcast Corp., Class A	6,482	271,531
ConocoPhillips	1,140	131,750
Copart, Inc.†	2,850	143,127
Security Description	Shares or Principal Amount	Value

United States (continued)
Coterra Energy, Inc.	4,843	$ 127,129
CSX Corp.	3,497	112,953
CVS Health Corp.	1,560	106,002
D.R. Horton, Inc.	1,061	135,458
Deckers Outdoor Corp.†	513	340,617
Dell Technologies, Inc., Class C	2,564	194,531
Devon Energy Corp.	2,474	111,256
Discover Financial Services	2,530	235,290
Domino's Pizza, Inc.	325	127,689
Dropbox, Inc., Class A†	5,011	141,210
eBay, Inc.	2,833	116,181
Edwards Lifesciences Corp.†	1,634	110,638
Electronic Arts, Inc.	1,028	141,874
Elevance Health, Inc.	280	134,257
Eli Lilly & Co.	260	153,670
Emerson Electric Co.	1,261	112,103
EOG Resources, Inc.	922	113,471
Equinix, Inc.	163	132,847
Equitable Holdings, Inc.	5,225	160,355
Erie Indemnity Co., Class A	396	117,073
Expeditors International of Washington, Inc.	3,181	382,802
FactSet Research Systems, Inc.	267	121,074
Fair Isaac Corp.†	488	530,749
FedEx Corp.	527	136,403
First Citizens BancShares, Inc., Class A	213	312,661
FleetCor Technologies, Inc.†	515	123,857
Fortinet, Inc.†	1,765	92,768
Fox Corp., Class A	3,855	113,877
Gaming & Leisure Properties, Inc.	2,586	120,844
Gartner, Inc.†	344	149,585
General Electric Co.	1,112	135,442
General Motors Co.	3,438	108,641
Gilead Sciences, Inc.	18,420	1,410,972
Hartford Financial Services Group, Inc.	1,662	129,902
HCA Healthcare, Inc.	446	111,714
Hershey Co.	594	111,624
Hewlett Packard Enterprise Co.	7,293	123,325
HF Sinclair Corp.	2,286	119,969
Home Depot, Inc.	363	113,797
Howmet Aerospace, Inc.	2,438	128,239
Hubbell, Inc.	1,088	326,400
Humana, Inc.	1,978	959,053
Huntington Ingalls Industries, Inc.	507	120,169
IDEXX Laboratories, Inc.†	1,588	739,722
Illinois Tool Works, Inc.	572	138,544
Iron Mountain, Inc.	2,186	140,232
Jabil, Inc.	2,599	299,717
JB Hunt Transport Services, Inc.	684	126,725
Kimberly-Clark Corp.	909	112,471
KLA Corp.	2,641	1,438,341
Kroger Co.	13,008	575,864
Lam Research Corp.	180	128,866
Lamb Weston Holdings, Inc.	1,237	123,737
Lattice Semiconductor Corp.†	1,413	82,731
Lennar Corp., Class A	1,622	207,486
Lennox International, Inc.	404	164,291
Live Nation Entertainment, Inc.†	1,438	121,108
LKQ Corp.	2,124	94,582
Lockheed Martin Corp.	269	120,450
Lowe's Cos., Inc.	4,132	821,566
LPL Financial Holdings, Inc.	1,530	340,119
Lululemon Athletica, Inc.†	405	180,954
Manhattan Associates, Inc.†	1,213	270,560

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Marathon Petroleum Corp.	8,458	$ 1,261,849
MarketAxess Holdings, Inc.	546	131,105
Marsh & McLennan Cos., Inc.	716	142,785
Masco Corp.	2,903	175,777
Mastercard, Inc., Class A	4,354	1,801,816
McDonald's Corp.	454	127,955
McKesson Corp.	786	369,860
MercadoLibre, Inc.†	97	157,185
Merck & Co., Inc.	1,202	123,181
Meta Platforms, Inc., Class A†	8,252	2,699,642
Mettler-Toledo International, Inc.†	421	459,703
Microsoft Corp.	11,965	4,533,658
Mid-America Apartment Communities, Inc.	929	115,642
Molina Healthcare, Inc.†	404	147,686
Molson Coors Beverage Co., Class B	2,313	142,342
Monster Beverage Corp.†	2,221	122,488
Moody's Corp.	415	151,458
Netflix, Inc.†	272	128,920
NIKE, Inc., Class B	1,100	121,297
Nucor Corp.	1,478	251,216
NVIDIA Corp.	4,582	2,143,001
NVR, Inc.†	22	135,419
Old Dominion Freight Line, Inc.	529	205,813
Omnicom Group, Inc.	1,658	133,685
ON Semiconductor Corp.†	1,354	96,581
Oracle Corp.	8,470	984,299
O'Reilly Automotive, Inc.†	135	132,621
Otis Worldwide Corp.	1,500	128,685
Owens Corning	1,877	254,484
PACCAR, Inc.	8,070	740,987
Packaging Corp. of America	882	148,185
Palo Alto Networks, Inc.†	505	149,020
Paychex, Inc.	1,080	131,728
PepsiCo, Inc.	840	141,364
Phillips 66	1,071	138,041
PPG Industries, Inc.	890	126,371
Procter & Gamble Co.	827	126,961
Public Storage	2,006	519,073
PulteGroup, Inc.	1,462	129,270
QUALCOMM, Inc.	1,087	140,277
Regeneron Pharmaceuticals, Inc.†	1,664	1,370,820
Reliance Steel & Aluminum Co.	931	256,267
Republic Services, Inc.	914	147,922
Robert Half, Inc.	1,519	124,528
Rockwell Automation, Inc.	493	135,792
Rollins, Inc.	3,322	135,338
Ross Stores, Inc.	968	126,208
RPM International, Inc.	1,353	139,264
SEI Investments Co.	2,129	124,908
Sherwin-Williams Co.	465	129,642
Simon Property Group, Inc.	2,088	260,770
Skyworks Solutions, Inc.	1,177	114,087
Snap-on, Inc.	1,033	283,755
Steel Dynamics, Inc.	3,309	394,201
Super Micro Computer, Inc.†	456	124,702
Synchrony Financial	8,447	273,345
Synopsys, Inc.†	2,827	1,535,711
T. Rowe Price Group, Inc.	1,094	109,542
Teradyne, Inc.	1,315	121,282
Tesla, Inc.†	3,082	739,927
Texas Instruments, Inc.	756	115,449
Textron, Inc.	1,764	135,228
Security Description	Shares or Principal Amount	Value

United States (continued)
TJX Cos., Inc.	1,540	$ 135,689
Ulta Beauty, Inc.†	397	169,118
Union Pacific Corp.	579	130,431
United Therapeutics Corp.†	932	223,680
Universal Health Services, Inc., Class B	933	128,269
Valero Energy Corp.	6,019	754,542
Veeva Systems, Inc., Class A†	710	123,760
VeriSign, Inc.†	1,894	401,907
Verisk Analytics, Inc.	562	135,684
Verizon Communications, Inc.	3,787	145,156
Vertex Pharmaceuticals, Inc.†	368	130,570
Viatris, Inc.	13,114	120,387
VICI Properties, Inc.	3,637	108,710
Visa, Inc., Class A#	609	156,318
Vistra Corp.	6,540	231,581
Walmart, Inc.	4,073	634,125
Waters Corp.†	440	123,468
West Pharmaceutical Services, Inc.	989	346,902
WW Grainger, Inc.	170	133,652
Yum! Brands, Inc.	1,014	127,308
Zimmer Biomet Holdings, Inc.	910	105,842
		70,921,258
Total Common Stocks (cost $112,823,565)		125,832,001
CORPORATE BONDS & NOTES — 23.6%
Argentina — 0.1%
YPF SA
9.00%, 02/12/2026	$ 159,231	159,636
Australia — 0.2%
Mineral Resources, Ltd.
8.13%, 05/01/2027*	120,000	120,378
9.25%, 10/01/2028*	255,000	263,721
		384,099
Bermuda — 0.2%
Geopark, Ltd.
5.50%, 01/17/2027*	348,000	303,725
RenaissanceRe Holdings, Ltd.
5.75%, 06/05/2033	170,000	166,376
		470,101
Canada — 1.2%
Air Canada Pass-Through Trust
3.60%, 09/15/2028*	224,100	207,165
Baytex Energy Corp.
8.50%, 04/30/2030*	460,000	470,401
First Quantum Minerals, Ltd.
6.88%, 10/15/2027*	720,000	583,200
7.50%, 04/01/2025*	250,000	231,250
Taseko Mines, Ltd.
7.00%, 02/15/2026*#	550,000	514,242
Teine Energy, Ltd.
6.88%, 04/15/2029*	440,000	415,800
		2,422,058
Cayman Islands — 1.3%
Avolon Holdings Funding, Ltd.
4.25%, 04/15/2026*	310,000	294,847
6.38%, 05/04/2028*	220,000	219,395
GGAM Finance, Ltd.
7.75%, 05/15/2026*	330,000	330,500

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Cayman Islands (continued)
Weibo Corp.
3.38%, 07/08/2030#	$ 1,603,000	$ 1,334,434
XP, Inc.
3.25%, 07/01/2026*	597,000	551,043
		2,730,219
Colombia — 0.2%
Ecopetrol SA
4.13%, 01/16/2025	245,000	237,888
8.88%, 01/13/2033	200,000	206,294
		444,182
France — 0.5%
Altice France SA
8.13%, 02/01/2027*	1,228,000	1,056,289
Hong Kong — 0.9%
Xiaomi Best Time International, Ltd.
3.38%, 04/29/2030*	2,085,000	1,773,460
Israel — 0.4%
Energean Israel Finance, Ltd.
8.50%, 09/30/2033*	410,000	386,937
Leviathan Bond, Ltd.
6.13%, 06/30/2025*	510,000	492,150
		879,087
Italy — 0.5%
Telecom Italia SpA
5.30%, 05/30/2024*	928,000	920,599
Luxembourg — 0.5%
Amaggi Luxembourg International SARL
5.25%, 01/28/2028	435,000	400,364
CSN Resources SA
8.88%, 12/05/2030*	200,000	200,433
Kenbourne Invest SA
6.88%, 11/26/2024	298,000	209,518
Rumo Luxembourg Sarl
4.20%, 01/18/2032*	265,000	215,975
		1,026,290
Mexico — 1.0%
Braskem Idesa SAPI
7.45%, 11/15/2029*	230,000	156,065
Petroleos Mexicanos
5.35%, 02/12/2028	2,397,000	1,987,358
		2,143,423
Norway — 0.2%
Var Energi ASA
7.50%, 01/15/2028*	200,000	206,364
8.00%, 11/15/2032*	205,000	220,229
		426,593
Panama — 0.6%
AES Panama Generation Holdings SRL
4.38%, 05/31/2030	1,545,817	1,287,047
SupraNational — 0.1%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.13%, 02/01/2028	130,000	126,212
Security Description	Shares or Principal Amount	Value

Switzerland — 0.4%
UBS Group AG
6.54%, 08/12/2033*	$ 850,000	$ 867,445
United Kingdom — 0.5%
HSBC Holdings PLC
4.29%, 09/12/2026	1,093,000	1,058,984
United States — 14.8%
Aethon United BR LP/Aethon United Finance Corp.
8.25%, 02/15/2026*	220,000	221,100
Affinity Gaming
6.88%, 12/15/2027*	760,000	661,629
Allegiant Travel Co.
7.25%, 08/15/2027*	430,000	408,500
AmeriGas Partners LP/AmeriGas Finance Corp.
5.88%, 08/20/2026	430,000	419,898
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028*	80,000	78,200
Antares Holdings LP
2.75%, 01/15/2027*	1,547,000	1,337,403
Ares Capital Corp.
2.88%, 06/15/2028	980,000	836,044
Ashtead Capital, Inc.
5.50%, 08/11/2032*	200,000	191,005
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/2026	607,000	548,104
BAT Capital Corp.
6.42%, 08/02/2033	171,000	174,111
7.75%, 10/19/2032	465,000	514,004
Blackstone Secured Lending Fund
2.85%, 09/30/2028	983,000	822,285
Block Financial LLC
3.88%, 08/15/2030	947,000	845,407
Blue Owl Finance LLC
3.13%, 06/10/2031*	1,027,000	795,966
Boeing Co.
4.88%, 05/01/2025	467,000	462,088
Broadcom, Inc.
1.95%, 02/15/2028*	210,000	184,278
Callon Petroleum Co.
8.00%, 08/01/2028*	390,000	395,477
Capital One Financial Corp.
6.31%, 06/08/2029	150,000	149,120
7.62%, 10/30/2031	205,000	214,250
Civitas Resources, Inc.
8.38%, 07/01/2028*	340,000	348,225
CNX Resources Corp.
7.25%, 03/14/2027*	38,000	37,965
Consolidated Communications, Inc.
5.00%, 10/01/2028*#	389,000	304,393
DaVita, Inc.
4.63%, 06/01/2030*	400,000	338,086
Dell International LLC/EMC Corp.
6.02%, 06/15/2026	666,000	673,269
Diamondback Energy, Inc.
6.25%, 03/15/2033	480,000	496,924
DISH Network Corp.
11.75%, 11/15/2027*	830,000	823,881
DPL, Inc.
4.13%, 07/01/2025	212,000	204,580
Glencore Funding LLC
4.88%, 03/12/2029*	390,000	378,137
Golub Capital BDC, Inc.
2.50%, 08/24/2026	934,000	829,981

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
GTCR W-2 Merger Sub LLC
7.50%, 01/15/2031*	$ 290,000	$ 295,438
Hercules Capital, Inc.
2.63%, 09/16/2026#	484,000	426,516
IRB Holding Corp.
7.00%, 06/15/2025*	150,000	149,719
KeyBank NA FRS
5.68%, (SOFR+0.32%), 06/14/2024	860,000	847,185
Las Vegas Sands Corp.
3.20%, 08/08/2024	190,000	185,720
Level 3 Financing, Inc.
3.75%, 07/15/2029*	411,000	147,960
Liberty Interactive LLC
8.25%, 02/01/2030	449,000	177,689
Main Street Capital Corp.
3.00%, 07/14/2026	680,000	612,713
MasTec, Inc.
4.50%, 08/15/2028*#	303,000	273,050
Mativ Holdings, Inc.
6.88%, 10/01/2026*	465,000	429,036
MicroStrategy, Inc.
6.13%, 06/15/2028*	437,000	402,973
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd.
6.50%, 06/20/2027*	897,750	892,807
New Fortress Energy, Inc.
6.50%, 09/30/2026*#	30,000	28,494
6.75%, 09/15/2025*	1,565,000	1,516,803
Nexstar Media, Inc.
4.75%, 11/01/2028*#	260,000	230,138
Nissan Motor Acceptance Co. LLC
2.75%, 03/09/2028*	498,000	425,630
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/2029*	290,000	250,467
Owl Rock Capital Corp.
2.63%, 01/15/2027	1,095,000	962,744
Owl Rock Technology Finance Corp.
4.75%, 12/15/2025*	1,270,000	1,186,564
Regal Rexnord Corp.
6.30%, 02/15/2030*	110,000	108,707
6.40%, 04/15/2033*	110,000	108,403
ROBLOX Corp.
3.88%, 05/01/2030*	223,000	191,501
Select Medical Corp.
6.25%, 08/15/2026*	754,000	748,569
Synchrony Bank
5.63%, 08/23/2027	380,000	359,957
Synchrony Financial
4.25%, 08/15/2024	70,000	68,823
4.88%, 06/13/2025	310,000	299,577
7.25%, 02/02/2033	270,000	252,117
Talos Production, Inc.
12.00%, 01/15/2026	380,000	393,270
Tapestry, Inc.
7.35%, 11/27/2028	460,000	463,507
7.70%, 11/27/2030	660,000	669,070
Uber Technologies, Inc.
8.00%, 11/01/2026*	340,000	345,601
Universal Health Services, Inc.
1.65%, 09/01/2026	792,000	711,595
Security Description		Shares or Principal Amount	Value

United States (continued)
Vector Group, Ltd.
5.75%, 02/01/2029*		$ 360,000	$ 320,446
Venture Global LNG, Inc.
8.13%, 06/01/2028*		670,000	664,283
Viasat, Inc.
5.63%, 04/15/2027*#		470,000	435,338
VICI Properties LP / VICI Note Co., Inc.
4.63%, 06/15/2025*		80,000	77,790
Vontier Corp.
1.80%, 04/01/2026		604,000	547,963
World Acceptance Corp.
7.00%, 11/01/2026*		490,000	430,205
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%, 03/01/2025*		390,000	385,301
			30,717,979
Total Corporate Bonds & Notes (cost $53,094,743)			48,893,703
LOANS — 0.4%
United States — 0.4%
Sabre GLBL, Inc. BTL-B FRS
10.45%, (SOFR+0.10%), 06/30/2028 (cost $883,321)		970,392	828,472
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.1%
United States — 1.1%
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-DNA1, Class M2B 7.24%, (SOFR30A+1.91%), 07/25/2030 (cost $2,372,779)		2,344,209	2,356,648
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 1.7%
United States — 1.7%
United States Treasury Notes
5.52%, (3 UTBMM+0.20%), 01/31/2025 (cost $3,545,338)		3,540,000	3,544,441
FOREIGN GOVERNMENT OBLIGATIONS — 7.6%
Brazil — 1.0%
Federative Republic of Brazil
10.00%, 01/01/2027	BRL	9,400,000	1,976,039
Canada — 1.7%
Government of Canada
4.16%, 02/01/2024	CAD	4,800,000	3,513,043
Colombia — 1.8%
Colombian TES
7.25%, 10/26/2050	COP	4,620,000,000	772,463
Republic of Colombia
7.00%, 03/26/2031	COP	14,728,000,000	3,032,530
			3,804,993
Mexico — 1.0%
United Mexican States
8.00%, 07/31/2053	MXN	39,800,000	1,982,335
United Kingdom — 2.1%
United Kingdom Gilt Treasury
3.75%, 10/22/2053	GBP	4,130,000	4,439,441
Total Foreign Government Obligations (cost $14,479,114)			15,715,851

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc. Expires 03/31/2040†(1) (cost $0)	100	$ 0
Total Long-Term Investment Securities (cost $187,198,860)		197,171,116
SHORT-TERM INVESTMENTS — 3.4%
Unaffiliated Investment Companies — 3.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31%(3)	4,829,130	4,829,130
State Street Navigator Securities Lending Government Money Market Portfolio 5.36%(3)(4)	2,336,701	2,336,701
Total Short-Term Investments (cost $7,165,831)		7,165,831
TOTAL INVESTMENTS (cost $194,364,691)(5)	98.4%	204,336,947
Other assets less liabilities	1.6	3,280,529
NET ASSETS	100.0%	$207,617,476
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Global Strategy Fund has no right to demand registration of these securities. At November 30, 2023, the aggregate value of these securities was $27,947,414 representing 13.5% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2023, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
MMC Norilsk Nickel PJSC
Series E	01/30/2020	28	$9,349
Series E	04/24/2020	457	123,804
Series E	12/11/2020	78	25,736
		563	158,889	$0	$0.00	0.0%
(3)	The rate shown is the 7-day yield as of November 30, 2023.
(4)	At November 30, 2023, the Fund had loaned securities with a total value of $6,062,920. This was secured by collateral of $2,336,701, which was received in cash and subsequently invested in short-term investments currently valued at $2,336,701 as reported in the Portfolio of Investments. Additional collateral of $3,969,530 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2023
United States Treasury Bills	0.00%	01/25/2024 to 10/03/2024	$ 188
United States Treasury Notes/Bonds	0.00% to 6.13%	12/15/2023 to 08/15/2053	3,969,342
(5)	See Note 4 for cost of investments on a tax basis.
3 UTBMM—US Treasury 3 Month Bill Money Market Yield
ADR—American Depositary Receipt
BR—Bearer Shares
CDI—Chess Depositary Interest
FRS—Floating Rate Security
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
BRL—Brazilian Real
CAD—Canadian Dollar
COP—Columbian Peso
GBP—British Pound
MXN—Mexican Peso
The rates shown on FRS and/or VRS are the current interest rates at November 30, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
19	Long	U.S. Treasury 10 Year Notes	March 2024	$ 2,078,305	$ 2,086,141	$ 7,836
150	Long	U.S. Treasury Ultra 10 Year Notes	March 2024	16,958,497	17,027,344	68,847
19	Long	U.S. Treasury Ultra Bonds	March 2024	2,292,894	2,337,000	44,106
						$120,789

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
8	Short	S&P 500 E-Mini Index	December 2023	$1,769,258	$1,830,700	$(61,442)
		Net Unrealized Appreciation (Depreciation)				$ 59,347
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Citibank, N.A.	CAD	4,550,000	USD	3,333,822	01/25/2024	$ —	$ (22,199)
	USD	1,872,022	MXN	34,100,000	01/29/2024	73,649	—
						73,649	(22,199)
HSBC Bank PLC	JPY	101,000,000	USD	672,483	12/15/2023	—	(9,940)
	USD	2,973,597	CLP	2,740,000,000	02/08/2024	153,778	—
						153,778	(9,940)
JPMorgan Chase Bank, N.A.	GBP	220,000	USD	274,826	12/08/2023	—	(2,919)
	GBP	220,000	USD	277,957	03/08/2024	34	—
	JPY	364,000,000	USD	2,464,121	12/15/2023	4,697	—
	USD	277,800	GBP	220,000	12/08/2023	—	(55)
	USD	4,749,580	JPY	690,000,000	12/15/2023	—	(87,484)
						4,731	(90,458)
Unrealized Appreciation (Depreciation)						$ 232,158	$ (122,597)
CAD—Canadian Dollar
CLP—Chilean Peso
GBP—British Pound
JPY—Japanese Yen
MXN—Mexican Peso
USD—United States Dollar

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Russia	$ —	$ —	$ 0	$ 0
Other Countries	125,832,001	—	—	125,832,001
Corporate Bonds & Notes	—	48,893,703	—	48,893,703
Loans	—	828,472	—	828,472
Collateralized Mortgage Obligations	—	2,356,648	—	2,356,648
U.S. Government & Agency Obligations	—	3,544,441	—	3,544,441
Foreign Government Obligations	—	15,715,851	—	15,715,851
Warrants	—	—	0	0
Short-Term Investments	7,165,831	—	—	7,165,831
Total Investments at Value	$132,997,832	$71,339,115	$ 0	$204,336,947
Other Financial Instruments:†
Futures Contracts	$ 120,789	$ —	$—	$ 120,789
Forward Foreign Currency Contracts	—	232,158	—	232,158
Total Other Financial Instruments	$ 120,789	$ 232,158	$—	$ 352,947
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 61,442	$ —	$—	$ 61,442
Forward Foreign Currency Contracts	—	122,597	—	122,597
Total Other Financial Instruments	$ 61,442	$ 122,597	$—	$ 184,039
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Government Securities Fund
PORTFOLIO PROFILE — November 30, 2023— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	64.4%
Collateralized Mortgage Obligations	21.7
Repurchase Agreements	3.1
Other Asset Backed Securities	2.7
Electric	2.2
Foreign Government Obligations	2.0
Banks	1.6
Telecommunications	1.2
Airlines	0.5
Municipal Securities	0.2
Pharmaceuticals	0.1
99.7%
Credit Quality†#
Aaa	91.0%
A	3.0
Baa	2.9
Not Rated@	3.1
100.0%

*	Calculated as a percentage of net assets
†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 5.6%
Airlines — 0.5%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	$ 502,833	$ 447,134
3.35%, 04/15/2031	229,661	203,016
		650,150
Banks — 1.6%
BPCE SA
5.13%, 01/18/2028*	1,000,000	977,547
Mitsubishi UFJ Financial Group, Inc.
2.76%, 09/13/2026	217,000	201,834
Truist Financial Corp.
4.92%, 07/28/2033	1,000,000	886,462
		2,065,843
Electric — 2.2%
Entergy Louisiana LLC
3.25%, 04/01/2028	1,000,000	920,272
Fells Point Funding Trust
3.05%, 01/31/2027*	1,000,000	920,909
NextEra Energy Capital Holdings, Inc.
4.90%, 02/28/2028#	1,000,000	985,747
		2,826,928
Pharmaceuticals — 0.1%
CVS Health Corp.
4.30%, 03/25/2028	171,000	165,429
Telecommunications — 1.2%
AT&T, Inc.
1.65%, 02/01/2028	580,000	505,187
T-Mobile USA, Inc.
4.95%, 03/15/2028	1,000,000	992,453
		1,497,640
Total Corporate Bonds & Notes (cost $7,711,693)		7,205,990
ASSET BACKED SECURITIES — 2.7%
Other Asset Backed Securities — 2.7%
AMSR Trust
Series 2020-SFR3, Class A 1.36%, 09/17/2037*	568,738	523,943
Series 2021-SFR2, Class A 1.53%, 08/17/2038*	1,000,000	886,156
Series 2021-SFR1, Class A 1.95%, 06/17/2038*	300,000	253,597
FirstKey Homes Trust
Series 2021-SFR1, Class A 1.54%, 08/17/2038*	1,307,808	1,163,768
Hilton Grand Vacations Trust
Series 2022-2A, Class A 4.30%, 01/25/2037*	467,222	448,899
Sofi Professional Loan Program Trust
Series 2018-B, Class A2FX 3.34%, 08/25/2047*	160,166	155,632
Total Asset Backed Securities (cost $3,801,373)		3,431,995
COLLATERALIZED MORTGAGE OBLIGATIONS — 21.7%
Commercial and Residential — 3.2%
BANK
Series 2020-BN26, Class A4 2.40%, 03/15/2063	500,000	410,308
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
BANK VRS
Series 2022-BNK41, Class A4 3.92%, 04/15/2065(1)	$ 500,000	$ 440,493
BBCMS Trust
Series 2015-VFM, Class A1 2.47%, 03/10/2036*	124,575	117,759
Citigroup Commercial Mtg. Trust
Series 2020-GC46, Class A5 2.72%, 02/15/2053	1,250,000	1,040,289
Eleven Madison Mtg. Trust VRS
Series 2015-11MD, Class A 3.67%, 09/10/2035*(1)	398,000	354,265
GS Mtg. Securities Trust
Series 2017-GS7, Class A4 3.43%, 08/10/2050	1,100,000	991,379
SLG Office Trust
Series 2021-OVA, Class A 2.59%, 07/15/2041*	1,000,000	792,296
UBS-BAMLL Trust
Series 2012-WRM, Class A 3.66%, 06/10/2030*	6,877	6,327
		4,153,116
U.S. Government Agency — 18.5%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K130, Class A2 1.72%, 06/25/2031	670,000	535,926
Series K145, Class A2 2.58%, 05/25/2032	430,000	359,409
Series KW10, Class A2 2.69%, 09/25/2029	2,000,000	1,771,282
Series K146, Class A2 2.92%, 06/25/2032	705,000	605,068
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K149, Class A2 3.53%, 08/25/2032	2,000,000	1,796,663
Series K-150, Class A2 3.71%, 09/25/2032(1)	1,070,000	973,596
Federal Home Loan Mtg. Corp. REMIC
Series 4994, Class GV 2.00%, 06/25/2046	2,000,000	1,444,536
Series 4594, Class GN 2.50%, 02/15/2045	340,449	302,068
Series 3981, Class PA 3.00%, 04/15/2031	28,546	27,913
Series 4097, Class YK 3.00%, 08/15/2032	1,750,000	1,598,267
Series 4150, Class IG 3.00%, 01/15/2033(2)	1,016,945	64,599
Series 4838, Class CY 3.00%, 01/15/2038	1,000,000	879,984
Series 4365, Class HZ 3.00%, 01/15/2040	413,875	373,319
Series 4057, Class WY 3.50%, 06/15/2027	734,849	709,476
Series 3813, Class D 4.00%, 02/15/2026	142,827	141,034
Series 3917, Class B 4.50%, 08/15/2026	184,225	182,422
Series 3927, Class AY 4.50%, 09/15/2026	928,934	915,898

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 3786, Class PB 4.50%, 07/15/2040	$ 190,240	$ 184,873
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4039, Class SA 1.06%, (6.39-SOFR30A), 05/15/2042(2)(3)	145,427	13,468
Federal Home Loan Mtg. Corp. STRIPS
Series 264, Class 30 3.00%, 07/15/2042	250,500	223,511
Federal National Mtg. Assoc. REMIC
Series 2002-34, Class AO Zero Coupon, 05/18/2032(4)	54,500	50,604
Series 2020-M20, Class A2 1.44%, 10/25/2029	200,000	164,200
Series 2020-12, Class JC 2.00%, 03/25/2050	733,603	582,018
Series 2013-23, Class KJ 2.25%, 05/25/2042	629,290	558,000
Series 2012-93, Class ME 2.50%, 01/25/2042	516,120	466,488
Series 2013-73, Class TD 2.50%, 09/25/2042	214,473	194,831
Series 2019-M22, Class A2 2.52%, 08/25/2029	312,489	276,105
Series 2019-M31, Class A2 2.85%, 04/25/2034	1,000,000	821,750
Series 2012-87, Class CZ 3.00%, 08/25/2042	2,124,931	1,858,921
Series 2016-30, Class PA 3.00%, 04/25/2045	324,070	293,266
Series 2016-25, Class LA 3.00%, 07/25/2045	241,304	216,271
Series 2016-33, Class JA 3.00%, 07/25/2045	236,266	213,262
Series 2015-97, Class N 3.00%, 11/25/2045	2,000,000	1,606,012
Series 2016-38, Class NA 3.00%, 01/25/2046	441,161	391,999
Series 2016-30, Class LY 3.50%, 05/25/2036	800,000	728,979
Series 2010-117, Class DY 4.50%, 10/25/2025	217,761	214,866
Series 2010-134, Class MB 4.50%, 12/25/2040	250,000	226,654
Series 2007-116, Class PB 5.50%, 08/25/2035	23,369	23,303
Federal National Mtg. Assoc. REMIC VRS
Series 2022-M3, Class A2 1.76%, 11/25/2031(1)	1,000,000	789,074
Federal National Mtg. Assoc. STRIPS
Series 384, Class 23 6.00%, 08/25/2037(2)	67,840	12,649
Government National Mtg. Assoc. REMIC
Series 2014-58, Class EP 4.00%, 04/20/2044	432,000	365,980
Series 2004-18, Class Z 4.50%, 03/16/2034	97,834	95,048
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2008-6, Class GL 4.50%, 02/20/2038	$ 384,122	$ 371,206
Series 2005-21, Class Z 5.00%, 03/20/2035	182,388	180,383
		23,805,181
Total Collateralized Mortgage Obligations (cost $32,118,968)		27,958,297
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 64.4%
U.S. Government — 35.9%
United States Treasury Bonds
1.88%, 02/15/2041	1,800,000	1,198,195
2.00%, 11/15/2041 to 02/15/2050	4,000,000	2,483,320
2.88%, 08/15/2045	1,000,000	747,695
3.00%, 02/15/2048	750,000	565,488
3.13%, 02/15/2043	2,000,000	1,594,297
3.25%, 05/15/2042	500,000	409,297
3.75%, 08/15/2041 to 11/15/2043	9,500,000	8,355,742
3.88%, 08/15/2040	1,500,000	1,365,645
United States Treasury Notes
0.63%, 08/15/2030	1,000,000	784,375
0.75%, 04/30/2026	4,000,000	3,655,625
1.25%, 06/30/2028	3,500,000	3,052,793
1.88%, 02/15/2032	3,000,000	2,488,945
2.75%, 05/15/2025	10,000,000	9,692,188
3.13%, 08/15/2025	1,500,000	1,458,457
4.13%, 10/31/2027	7,000,000	6,935,195
4.38%, 10/31/2024	1,500,000	1,488,399
		46,275,656
U.S. Government Agency — 28.5%
Federal Farm Credit Bank
3.33%, 04/28/2037	500,000	418,904
Federal Home Loan Mtg. Corp.
2.00%, 09/01/2051	1,480,188	1,153,442
3.50%, 06/01/2033	424,171	398,029
3.70%, 05/01/2037	3,000,000	2,611,641
4.00%, 05/01/2052 to 08/01/2052	4,359,012	3,985,222
4.50%, 09/01/2039 to 06/01/2041	880,837	850,345
5.00%, 10/01/2034 to 10/01/2052	747,007	732,479
5.50%, 12/01/2036	2,807	2,853
6.00%, 11/01/2033	26,921	27,799
6.50%, 02/01/2032	8,717	8,935
8.00%, 08/01/2030	58	60
Federal National Mtg. Assoc.
1.73%, 08/01/2031	650,000	514,245
2.04%, 06/01/2037	244,488	176,218
2.14%, 10/01/2029	1,000,000	863,531
2.31%, 05/01/2037	967,213	727,832
2.50%, 01/01/2052	2,175,389	1,788,156
2.53%, 04/01/2034	2,500,000	2,006,761
2.55%, 09/01/2034	700,000	562,735
3.00%, 03/01/2043 to 03/01/2052	4,425,264	3,818,980
3.30%, 02/01/2030	2,762,767	2,496,502
3.43%, 05/01/2032	2,000,000	1,785,758
3.54%, 06/01/2032	1,000,000	899,131
3.69%, 05/01/2030	1,396,849	1,306,796
4.00%, 09/01/2040 to 03/01/2043	2,184,619	2,060,339
4.33%, 10/01/2037	1,000,000	922,501
5.00%, 12/01/2036	3,532	3,508
5.50%, 12/01/2033	6,513	6,573
6.50%, 07/01/2032	1,886	1,956
7.00%, 09/01/2031	3,406	3,496

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mtg. Assoc. Grantor Trust
Series 2017-T1, Class A 2.90%, 06/25/2027	$ 1,118,666	$ 1,039,271
Government National Mtg. Assoc.
2.50%, 03/20/2051	1,397,555	1,141,631
3.50%, 09/15/2048 to 09/20/2051	4,474,574	3,968,263
4.50%, 03/15/2038 to 08/15/2040	355,457	343,764
5.00%, 09/15/2035 to 05/15/2036	26,598	26,244
6.00%, 01/15/2032	3,131	3,186
7.50%, 01/15/2031	2,619	2,650
		36,659,736
Total U.S. Government & Agency Obligations (cost $93,922,000)		82,935,392
FOREIGN GOVERNMENT OBLIGATIONS — 2.0%
Sovereign — 2.0%
Israel Government AID
Zero Coupon, 02/15/2024 (cost $2,629,564)	2,641,000	2,609,548
MUNICIPAL SECURITIES — 0.2%
Oklahoma Development Finance Authority Revenue Bonds
4.38%, 11/01/2045 (cost $275,000)	275,000	248,699
Total Long-Term Investment Securities (cost $140,458,598)		124,389,921
Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 3.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 11/30/2023, to be repurchased 12/01/2023 in the amount of $3,957,760 and collateralized by $4,097,300 of United States Treasury Note, bearing interest at 3.75% due 04/15/2026 and having an approximate value of $4,036,746
(cost $3,957,584)	$ 3,957,584	$ 3,957,584
TOTAL INVESTMENTS (cost $144,416,182)(5)	99.7%	128,347,505
Other assets less liabilities	0.3	369,911
NET ASSETS	100.0%	$128,717,416
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Government Securities Fund has no right to demand registration of these securities. At November 30, 2023, the aggregate value of these securities was $6,601,098 representing 5.1% of net assets.
#	The security or a portion thereof is out on loan.
At November 30, 2023, the Fund had loaned securities with a total value of $147,672. This was secured by collateral of $151,136 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2023
United States Treasury Bills	0.00%	10/03/2024	$ 26
United States Treasury Notes/Bonds	0.00% to 6.13%	12/31/2024 to 05/15/2053	151,110
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Interest Only
(3)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at November 30, 2023.
(4)	Principal Only
(5)	See Note 4 for cost of investments on a tax basis.
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at November 30, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$ 7,205,990	$—	$ 7,205,990
Asset Backed Securities	—	3,431,995	—	3,431,995
Collateralized Mortgage Obligations	—	27,958,297	—	27,958,297
U.S. Government & Agency Obligations	—	82,935,392	—	82,935,392
Foreign Government Obligations	—	2,609,548	—	2,609,548
Municipal Securities	—	248,699	—	248,699
Repurchase Agreements	—	3,957,584	—	3,957,584
Total Investments at Value	$—	$128,347,505	$—	$128,347,505
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Growth Fund
PORTFOLIO PROFILE — November 30, 2023— (unaudited)

Industry Allocation*
Software	19.9%
Internet	17.5
Semiconductors	12.8
Computers	10.0
Diversified Financial Services	5.5
Healthcare-Products	5.5
Pharmaceuticals	4.6
Healthcare-Services	2.9
Auto Manufacturers	2.9
Commercial Services	2.2
Distribution/Wholesale	1.9
Aerospace/Defense	1.7
Retail	1.7
Oil & Gas	1.3
Chemicals	1.0
Private Equity	1.0
Pipelines	0.9
Apparel	0.9
Unaffiliated Investment Companies	0.8
Environmental Control	0.6
Biotechnology	0.6
Beverages	0.5
Entertainment	0.5
Short-Term Investments	0.4
Insurance	0.4
Cosmetics/Personal Care	0.3
Transportation	0.2
REITS	0.2
Food	0.2
Agriculture	0.2
Telecommunications	0.2
Machinery-Diversified	0.1
Electronics	0.1
Electric	0.1
Machinery-Construction & Mining	0.1
Iron/Steel	0.1
Mining	0.1
Miscellaneous Manufacturing	0.1
Lodging	0.1
100.1%
*	Calculated as a percentage of net assets

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.4%
Aerospace/Defense — 1.7%
General Dynamics Corp.	2,086	$ 515,179
L3Harris Technologies, Inc.	1,643	313,501
Lockheed Martin Corp.	2,765	1,238,084
Northrop Grumman Corp.	1,779	845,310
TransDigm Group, Inc.	25,182	24,246,992
		27,159,066
Agriculture — 0.2%
Altria Group, Inc.	16,029	673,859
Archer-Daniels-Midland Co.	4,563	336,430
Bunge Global SA	1,073	117,890
Philip Morris International, Inc.	14,560	1,359,322
		2,487,501
Apparel — 0.9%
LVMH Moet Hennessy Louis Vuitton SE	18,912	14,465,587
Auto Manufacturers — 2.9%
Cummins, Inc.	1,255	281,321
Tesla, Inc.†	184,357	44,260,428
		44,541,749
Beverages — 0.5%
Brown-Forman Corp., Class B	1,748	102,678
Coca-Cola Co.	43,942	2,567,970
Constellation Brands, Inc., Class A	1,569	377,329
Keurig Dr Pepper, Inc.	8,737	275,827
Monster Beverage Corp.†	12,919	712,483
PepsiCo, Inc.	23,912	4,024,150
		8,060,437
Biotechnology — 0.6%
Amgen, Inc.	9,291	2,505,225
Biogen, Inc.†	1,182	276,683
Corteva, Inc.	8,507	384,516
Gilead Sciences, Inc.	21,643	1,657,854
Incyte Corp.†	3,231	175,572
Moderna, Inc.†	5,751	446,853
Regeneron Pharmaceuticals, Inc.†	1,854	1,527,344
Vertex Pharmaceuticals, Inc.†	4,483	1,590,613
		8,564,660
Building Materials — 0.0%
Masco Corp.	2,774	167,965
Vulcan Materials Co.	1,362	290,869
		458,834
Chemicals — 1.0%
Air Products & Chemicals, Inc.	3,859	1,044,053
Albemarle Corp.#	2,038	247,148
CF Industries Holdings, Inc.	3,352	251,903
FMC Corp.	2,167	116,281
Linde PLC	5,170	2,139,191
Mosaic Co.	5,772	207,157
Sherwin-Williams Co.	42,506	11,850,673
		15,856,406
Commercial Services — 2.2%
Automatic Data Processing, Inc.	7,156	1,645,308
Cintas Corp.	886	490,179
CoStar Group, Inc.†	88,868	7,379,599
Equifax, Inc.	1,044	227,289
FleetCor Technologies, Inc.†	681	163,781
Gartner, Inc.†	1,369	595,296
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
MarketAxess Holdings, Inc.	320	$ 76,838
Moody's Corp.	1,288	470,068
Quanta Services, Inc.	2,522	474,918
Rollins, Inc.	4,876	198,648
S&P Global, Inc.	52,579	21,863,926
Verisk Analytics, Inc.	1,159	279,817
		33,865,667
Computers — 10.0%
Accenture PLC, Class A	5,369	1,788,629
Apple, Inc.	811,163	154,080,412
EPAM Systems, Inc.†	685	176,860
Fortinet, Inc.†	11,322	595,084
Leidos Holdings, Inc.	1,551	166,453
		156,807,438
Cosmetics/Personal Care — 0.3%
Colgate-Palmolive Co.	7,897	622,047
Kenvue, Inc.	29,937	611,912
Procter & Gamble Co.	22,521	3,457,424
		4,691,383
Distribution/Wholesale — 1.9%
Copart, Inc.†	578,868	29,070,751
Fastenal Co.	4,862	291,574
Pool Corp.	427	148,306
WW Grainger, Inc.	773	607,725
		30,118,356
Diversified Financial Services — 5.5%
American Express Co.	4,952	845,653
Ameriprise Financial, Inc.	1,783	630,308
Cboe Global Markets, Inc.	1,227	223,547
Charles Schwab Corp.	15,239	934,456
Discover Financial Services	2,518	234,174
Mastercard, Inc., Class A	63,873	26,432,564
Nasdaq, Inc.	3,768	210,405
Raymond James Financial, Inc.	3,265	343,315
Visa, Inc., Class A	220,590	56,621,041
		86,475,463
Electric — 0.1%
AES Corp.	6,863	118,112
NRG Energy, Inc.	1,870	89,461
PG&E Corp.†	36,326	623,718
Sempra	6,559	477,954
WEC Energy Group, Inc.	2,849	238,233
		1,547,478
Electrical Components & Equipment — 0.0%
AMETEK, Inc.	2,004	311,081
Electronics — 0.1%
Amphenol Corp., Class A	10,361	942,747
Hubbell, Inc.	932	279,600
Keysight Technologies, Inc.†	1,673	227,344
Mettler-Toledo International, Inc.†	247	269,707
		1,719,398
Energy-Alternate Sources — 0.0%
Enphase Energy, Inc.†	2,368	239,215
First Solar, Inc.†	1,855	292,682
SolarEdge Technologies, Inc.†	983	78,031
		609,928

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment — 0.5%
Evolution AB*	77,093	$ 7,980,934
Environmental Control — 0.6%
Republic Services, Inc.	1,964	317,854
Veralto Corp.†	3,804	293,859
Waste Connections, Inc.	60,135	8,147,691
Waste Management, Inc.	3,778	646,000
		9,405,404
Food — 0.2%
Campbell Soup Co.	2,016	81,003
General Mills, Inc.	6,912	440,018
Hershey Co.	2,603	489,156
Hormel Foods Corp.	3,621	110,766
Kellanova	2,519	132,348
Lamb Weston Holdings, Inc.	2,533	253,376
McCormick & Co., Inc.	2,224	144,182
Mondelez International, Inc., Class A	12,761	906,797
		2,557,646
Gas — 0.0%
Atmos Energy Corp.	1,573	179,023
Hand/Machine Tools — 0.0%
Snap-on, Inc.	524	143,938
Healthcare-Products — 5.5%
Abbott Laboratories	15,674	1,634,641
Agilent Technologies, Inc.	3,078	393,368
Bio-Techne Corp.	1,312	82,525
Boston Scientific Corp.†	229,031	12,800,543
Danaher Corp.	123,022	27,472,043
Hologic, Inc.†	4,254	303,310
IDEXX Laboratories, Inc.†	15,130	7,047,857
Insulet Corp.†	1,212	229,177
Intuitive Surgical, Inc.†	79,391	24,677,898
ResMed, Inc.	1,378	217,352
Thermo Fisher Scientific, Inc.	22,623	11,215,579
Waters Corp.†	1,027	288,186
		86,362,479
Healthcare-Services — 2.9%
Elevance Health, Inc.	4,093	1,962,553
HCA Healthcare, Inc.	1,888	472,906
Humana, Inc.	1,377	667,652
IQVIA Holdings, Inc.†	1,527	326,931
Molina Healthcare, Inc.†	1,013	370,312
Quest Diagnostics, Inc.	1,287	176,615
UnitedHealth Group, Inc.	75,521	41,760,847
		45,737,816
Home Builders — 0.0%
D.R. Horton, Inc.	2,644	337,560
Household Products/Wares — 0.0%
Clorox Co.	968	138,763
Kimberly-Clark Corp.	2,819	348,795
		487,558
Insurance — 0.4%
Aon PLC, Class A	2,326	764,068
Arch Capital Group, Ltd.†	6,479	542,228
Arthur J. Gallagher & Co.	2,396	596,604
Brown & Brown, Inc.	2,412	180,273
Chubb, Ltd.	4,066	932,862
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Everest Group, Ltd.	437	$ 179,410
Globe Life, Inc.	1,057	130,148
Marsh & McLennan Cos., Inc.	5,491	1,095,015
Principal Financial Group, Inc.	2,356	173,944
Progressive Corp.	10,168	1,667,857
Travelers Cos., Inc.	2,148	387,972
W.R. Berkley Corp.	3,534	256,392
		6,906,773
Internet — 17.0%
Airbnb, Inc., Class A†	2,962	374,219
Alphabet, Inc., Class A†	483,804	64,118,544
Alphabet, Inc., Class C†	87,665	11,740,097
Amazon.com, Inc.†	772,900	112,912,961
CDW Corp.	1,466	309,150
Etsy, Inc.†	1,239	93,928
Gen Digital, Inc.	5,180	114,374
Meta Platforms, Inc., Class A†	51,191	16,747,136
Netflix, Inc.†	60,133	28,501,238
Palo Alto Networks, Inc.†	57,542	16,980,069
Shopify, Inc., Class A†	194,772	14,183,297
VeriSign, Inc.†	763	161,909
		266,236,922
Iron/Steel — 0.1%
Nucor Corp.	4,321	734,440
Steel Dynamics, Inc.	2,704	322,128
		1,056,568
Lodging — 0.1%
Hilton Worldwide Holdings, Inc.	2,180	365,194
Marriott International, Inc., Class A	2,219	449,791
		814,985
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	5,317	1,333,078
Machinery-Diversified — 0.1%
Deere & Co.	4,736	1,725,846
IDEX Corp.	748	150,856
		1,876,702
Media — 0.0%
FactSet Research Systems, Inc.	398	180,477
Mining — 0.1%
Freeport-McMoRan, Inc.	24,902	929,343
Miscellaneous Manufacturing — 0.1%
Axon Enterprise, Inc.†	1,221	280,671
Illinois Tool Works, Inc.	2,438	590,508
		871,179
Oil & Gas — 1.3%
APA Corp.	5,337	192,132
Chevron Corp.	30,819	4,425,608
ConocoPhillips	20,801	2,403,972
Coterra Energy, Inc.	13,158	345,398
Devon Energy Corp.	11,130	500,516
Diamondback Energy, Inc.	3,106	479,597
EOG Resources, Inc.	10,115	1,244,853
EQT Corp.	6,282	251,029
Exxon Mobil Corp.	70,279	7,220,464
Hess Corp.	4,800	674,688
Marathon Oil Corp.	10,521	267,549
Marathon Petroleum Corp.	3,333	497,250

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Occidental Petroleum Corp.	11,525	$ 681,704
Pioneer Natural Resources Co.	4,050	938,142
		20,122,902
Oil & Gas Services — 0.0%
Schlumberger NV	13,084	680,891
Pharmaceuticals — 4.6%
AbbVie, Inc.	30,659	4,365,535
Bristol-Myers Squibb Co.	36,289	1,791,951
Cigna Group	2,519	662,195
Dexcom, Inc.†	6,737	778,258
Eli Lilly & Co.	70,957	41,938,425
Johnson & Johnson	25,934	4,010,952
McKesson Corp.	1,078	507,264
Merck & Co., Inc.	44,078	4,517,113
Pfizer, Inc.	98,072	2,988,254
Zoetis, Inc.	55,347	9,778,155
		71,338,102
Pipelines — 0.9%
Cheniere Energy, Inc.	71,266	12,981,102
ONEOK, Inc.	10,118	696,624
Targa Resources Corp.	3,885	351,398
Williams Cos., Inc.	21,129	777,336
		14,806,460
Private Equity — 1.0%
Blackstone, Inc.	138,654	15,580,550
REITS — 0.2%
American Tower Corp.	4,292	896,084
Extra Space Storage, Inc.	1,835	238,862
Iron Mountain, Inc.	3,194	204,895
Public Storage	1,704	440,927
SBA Communications Corp.	1,055	260,543
VICI Properties, Inc.	10,035	299,946
Weyerhaeuser Co.	7,235	226,817
		2,568,074
Retail — 1.7%
AutoZone, Inc.†	316	824,738
Chipotle Mexican Grill, Inc.†	1,674	3,686,567
Costco Wholesale Corp.	5,080	3,011,119
Dollar General Corp.	3,810	499,567
Dollar Tree, Inc.†	3,637	449,497
Domino's Pizza, Inc.	281	110,402
Genuine Parts Co.	1,757	233,295
Home Depot, Inc.	9,256	2,901,664
Lowe's Cos., Inc.	7,024	1,396,582
Lululemon Athletica, Inc.†	2,008	897,174
McDonald's Corp.	7,849	2,212,162
O'Reilly Automotive, Inc.†	1,049	1,030,517
Ross Stores, Inc.	46,431	6,053,674
Starbucks Corp.	10,147	1,007,597
TJX Cos., Inc.	12,776	1,125,693
Tractor Supply Co.	1,890	383,689
Ulta Beauty, Inc.†	866	368,907
Yum! Brands, Inc.	3,115	391,088
		26,583,932
Semiconductors — 12.8%
Advanced Micro Devices, Inc.†	15,154	1,836,059
Analog Devices, Inc.	4,093	750,574
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Applied Materials, Inc.	14,587	$ 2,184,841
ASML Holding NV	49,898	34,118,256
Broadcom, Inc.	46,008	42,590,986
KLA Corp.	32,434	17,664,205
Lam Research Corp.	2,316	1,658,071
Microchip Technology, Inc.	4,633	386,577
Monolithic Power Systems, Inc.	830	455,438
NVIDIA Corp.	199,532	93,321,116
NXP Semiconductors NV	2,642	539,179
ON Semiconductor Corp.†	7,496	534,690
QUALCOMM, Inc.	19,386	2,501,763
Teradyne, Inc.	1,311	120,914
Texas Instruments, Inc.	9,936	1,517,327
		200,179,996
Software — 19.9%
Adobe, Inc.†	3,721	2,273,568
Autodesk, Inc.†	2,042	446,034
Broadridge Financial Solutions, Inc.	985	190,913
Cadence Design Systems, Inc.†	120,298	32,873,834
Electronic Arts, Inc.	2,912	401,885
Fair Isaac Corp.†	432	469,843
Fiserv, Inc.†	7,307	954,367
Intuit, Inc.	90,262	51,581,123
Jack Henry & Associates, Inc.	1,266	200,902
Microsoft Corp.	393,131	148,961,267
MongoDB, Inc.†	3,971	1,650,904
MSCI, Inc.	45,775	23,841,909
Oracle Corp.	16,134	1,874,932
Paychex, Inc.	3,177	387,499
Paycom Software, Inc.	855	155,319
PTC, Inc.†	2,064	324,791
Roper Technologies, Inc.	37,967	20,435,738
ServiceNow, Inc.†	32,845	22,523,130
Synopsys, Inc.†	2,643	1,435,757
Tyler Technologies, Inc.†	343	140,232
		311,123,947
Telecommunications — 0.2%
Arista Networks, Inc.†	4,355	956,837
Motorola Solutions, Inc.	1,595	514,978
T-Mobile US, Inc.	6,114	919,851
		2,391,666
Transportation — 0.2%
C.H. Robinson Worldwide, Inc.	1,092	89,599
CSX Corp.	16,729	540,347
Expeditors International of Washington, Inc.	2,569	309,153
JB Hunt Transport Services, Inc.	1,418	262,713
Old Dominion Freight Line, Inc.	1,556	605,377
Union Pacific Corp.	5,293	1,192,354
		2,999,543
Total Common Stocks (cost $1,242,572,300)		1,539,514,880
CONVERTIBLE PREFERRED STOCKS — 0.5%
Internet — 0.5%
ByteDance, Ltd., Series E-1†(1)(2) (cost $5,246,960)	47,885	8,443,217

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES — 0.8%
iShares S&P 500 Growth ETF	18,400	$ 1,335,472
SPDR Portfolio S&P 500 Growth ETF #	165,400	10,402,006
Total Unaffiliated Investment Companies (cost $11,412,458)		11,737,478
Total Long-Term Investment Securities (cost $1,259,231,718)		1,559,695,575
SHORT-TERM INVESTMENTS — 0.4%
Unaffiliated Investment Companies — 0.4%
State Street Institutional Treasury Money Market Fund, Premier Class 5.31%(3)	5,291,972	5,291,972
State Street Navigator Securities Lending Government Money Market Portfolio 5.36%(3)(4)	1,740,963	1,740,963
		7,032,935
U.S. Government — 0.0%
United States Treasury Bills
5.28%, 12/21/2023(5)	$ 20,000	19,942
Total Short-Term Investments (cost $7,052,877)		7,052,877
TOTAL INVESTMENTS (cost $1,266,284,595)(6)	100.1%	1,566,748,452
Other assets less liabilities	(0.1)	(1,952,621)
NET ASSETS	100.0%	$1,564,795,831
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Growth Fund has no right to demand registration of these securities. At November 30, 2023, the aggregate value of these securities was $7,980,934 representing 0.5% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2023, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks
ByteDance, Ltd., Series E-1	12/10/2020	47,885	$5,246,960	$8,443,217	$176.32	0.5%
(3)	The rate shown is the 7-day yield as of November 30, 2023.
(4)	At November 30, 2023, the Fund had loaned securities with a total value of $2,636,968. This was secured by collateral of $1,740,963, which was received in cash and subsequently invested in short-term investments currently valued at $1,740,963 as reported in the Portfolio of Investments. Additional collateral of $954,938 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2023
United States Treasury Notes/Bonds	0.38% to 5.37%	07/31/2024 to 08/15/2051	$954,938
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	See Note 4 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Long	S&P 500 E-Mini Index	December 2023	$226,947	$228,838	$1,891
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,539,514,880	$ —	$ —	$1,539,514,880
Convertible Preferred Stocks	—	—	8,443,217	8,443,217
Unaffiliated Investment Companies	11,737,478	—	—	11,737,478
Short-Term Investments:
U.S. Government	—	19,942	—	19,942
Other Short-Term Investments	7,032,935	—	—	7,032,935
Total Investments at Value	$1,558,285,293	$19,942	$8,443,217	$1,566,748,452
Other Financial Instruments:†
Futures Contracts	$ 1,891	$ —	$ —	$ 1,891
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I High Yield Bond Fund
PORTFOLIO PROFILE — November 30, 2023— (unaudited)

Industry Allocation*
Retail	7.1%
Media	6.6
Short-Term Investments	5.8
Oil & Gas	5.2
Software	4.9
Pipelines	4.6
Commercial Services	4.1
Leisure Time	4.0
Diversified Financial Services	3.8
Telecommunications	3.7
Home Builders	3.6
Packaging & Containers	3.6
Internet	3.5
Healthcare-Products	2.9
Entertainment	2.8
Repurchase Agreements	2.5
Computers	2.4
Insurance	2.3
Aerospace/Defense	2.2
REITS	2.2
Lodging	2.1
Food	2.0
Healthcare-Services	2.0
Oil & Gas Services	2.0
Mining	2.0
Pharmaceuticals	1.9
Building Materials	1.6
Chemicals	1.2
Advertising	1.1
Electronics	1.1
Auto Parts & Equipment	1.0
Distribution/Wholesale	1.0
Banks	0.9
Gas	0.9
Electric	0.8
Iron/Steel	0.6
Metal Fabricate/Hardware	0.6
Semiconductors	0.6
Agriculture	0.5
Apparel	0.5
Machinery-Diversified	0.5
Transportation	0.4
Electrical Components & Equipment	0.3
Environmental Control	0.3
Food Service	0.2
Airlines	0.2
Cosmetics/Personal Care	0.2
Office/Business Equipment	0.2
104.5%
Credit Quality†#
Baa	3.3%
Ba	32.1
B	53.0
Caa	9.6
Not Rated@	2.0
100.0%

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 92.8%
Advertising — 1.1%
Clear Channel Outdoor Holdings, Inc.
9.00%, 09/15/2028*	$ 2,165,000	$ 2,186,650
Lamar Media Corp.
3.75%, 02/15/2028	2,300,000	2,117,840
		4,304,490
Aerospace/Defense — 2.2%
Spirit AeroSystems, Inc.
9.38%, 11/30/2029*	2,725,000	2,946,515
TransDigm, Inc.
5.50%, 11/15/2027	1,355,000	1,304,091
6.25%, 03/15/2026*	2,460,000	2,443,028
6.75%, 08/15/2028*	1,290,000	1,292,308
7.13%, 12/01/2031*	285,000	289,885
		8,275,827
Agriculture — 0.5%
Darling Ingredients, Inc.
6.00%, 06/15/2030*	2,020,000	1,950,281
Apparel — 0.5%
Crocs, Inc.
4.13%, 08/15/2031*	1,058,000	864,915
4.25%, 03/15/2029*	1,138,000	995,750
		1,860,665
Auto Parts & Equipment — 1.0%
Adient Global Holdings, Ltd.
4.88%, 08/15/2026*	2,205,000	2,122,860
8.25%, 04/15/2031*#	200,000	203,345
Clarios Global LP/Clarios US Finance Co.
6.75%, 05/15/2028*	1,490,000	1,503,373
		3,829,578
Banks — 0.8%
Freedom Mtg. Corp.
12.00%, 10/01/2028*	545,000	575,792
12.25%, 10/01/2030*	475,000	501,173
UBS Group AG
4.88%, 02/12/2027(1)	2,450,000	2,119,063
		3,196,028
Building Materials — 1.6%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	2,860,000	2,663,465
Emerald Debt Merger Sub LLC
6.63%, 12/15/2030*	2,030,000	2,024,925
Standard Industries, Inc.
4.38%, 07/15/2030*	1,350,000	1,183,319
4.75%, 01/15/2028*	300,000	281,946
		6,153,655
Chemicals — 1.2%
Avient Corp.
7.13%, 08/01/2030*#	2,090,000	2,102,089
Axalta Coating Systems Dutch Holding B BV
7.25%, 02/15/2031*	1,165,000	1,200,066
NOVA Chemicals Corp.
8.50%, 11/15/2028*	1,260,000	1,301,580
		4,603,735
Commercial Services — 4.0%
Block, Inc.
2.75%, 06/01/2026	825,000	760,827
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
3.50%, 06/01/2031#	$ 915,000	$ 765,769
GTCR W-2 Merger Sub LLC
7.50%, 01/15/2031*	1,815,000	1,849,031
Herc Holdings, Inc.
5.50%, 07/15/2027*	2,430,000	2,359,608
Service Corp. International
3.38%, 08/15/2030	2,625,000	2,205,079
TriNet Group, Inc.
7.13%, 08/15/2031*	1,925,000	1,944,250
United Rentals North America, Inc.
4.88%, 01/15/2028#	3,335,000	3,207,567
Williams Scotsman, Inc.
4.63%, 08/15/2028*	2,159,000	1,984,639
		15,076,770
Computers — 2.1%
McAfee Corp.
7.38%, 02/15/2030*	4,255,000	3,675,677
Presidio Holdings, Inc.
4.88%, 02/01/2027*	3,231,000	3,124,720
8.25%, 02/01/2028*	1,040,000	1,012,691
		7,813,088
Cosmetics/Personal Care — 0.2%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
6.63%, 07/15/2030*	805,000	809,194
Distribution/Wholesale — 1.0%
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/2028*	1,925,000	1,771,838
Windsor Holdings III LLC
8.50%, 06/15/2030*	1,925,000	1,980,086
		3,751,924
Diversified Financial Services — 3.8%
Credit Acceptance Corp.
5.13%, 12/31/2024*	1,070,000	1,042,685
6.63%, 03/15/2026#	715,000	705,052
Enact Holdings, Inc.
6.50%, 08/15/2025*	2,515,000	2,484,163
Nationstar Mortgage Holdings, Inc.
5.13%, 12/15/2030*	2,180,000	1,883,716
5.50%, 08/15/2028*	200,000	185,075
OneMain Finance Corp.
5.38%, 11/15/2029	2,460,000	2,214,103
6.88%, 03/15/2025	205,000	206,499
7.13%, 03/15/2026#	475,000	478,971
9.00%, 01/15/2029	801,000	826,104
PennyMac Financial Services, Inc.
5.38%, 10/15/2025*	2,350,000	2,285,046
United Wholesale Mtg. LLC
5.50%, 04/15/2029*#	2,540,000	2,272,449
		14,583,863
Electric — 0.8%
Clearway Energy Operating LLC
3.75%, 02/15/2031 to 01/15/2032*	2,420,000	2,016,072
4.75%, 03/15/2028*	1,215,000	1,137,007
		3,153,079
Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc.
6.50%, 12/31/2027*#	1,120,000	1,087,531

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electronics — 1.1%
Coherent Corp.
5.00%, 12/15/2029*		$ 1,642,000	$ 1,486,048
Imola Merger Corp.
4.75%, 05/15/2029*		2,860,000	2,598,565
			4,084,613
Entertainment — 2.8%
Caesars Entertainment, Inc.
4.63%, 10/15/2029*#		1,050,000	922,641
8.13%, 07/01/2027*		2,615,000	2,664,039
Cinemark USA, Inc.
5.25%, 07/15/2028*#		1,424,000	1,281,742
Cirsa Finance International Sarl
7.88%, 07/31/2028*	EUR	1,090,000	1,214,644
Penn Entertainment, Inc.
5.63%, 01/15/2027*		1,150,000	1,094,093
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.88%, 11/01/2027*		2,633,000	2,392,475
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.13%, 02/15/2031*#		1,285,000	1,279,256
			10,848,890
Environmental Control — 0.3%
Clean Harbors, Inc.
4.88%, 07/15/2027*		1,000,000	963,064
Food — 2.0%
B&G Foods, Inc.
5.25%, 09/15/2027#		1,290,000	1,123,619
8.00%, 09/15/2028*		770,000	786,943
Iceland Bondco PLC
10.88%, 12/15/2027*	GBP	725,000	940,454
Performance Food Group, Inc.
4.25%, 08/01/2029*		150,000	134,156
5.50%, 10/15/2027*		2,590,000	2,506,834
Post Holdings, Inc.
5.63%, 01/15/2028*		2,324,000	2,261,227
			7,753,233
Food Service — 0.2%
Aramark Services, Inc.
5.00%, 02/01/2028*		950,000	899,034
Gas — 0.9%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/2025		926,000	906,897
5.88%, 08/20/2026		1,979,000	1,932,510
9.38%, 06/01/2028*		460,000	471,909
			3,311,316
Healthcare-Products — 2.6%
Avantor Funding, Inc.
4.63%, 07/15/2028*		2,955,000	2,764,021
Bausch & Lomb Escrow Corp.
8.38%, 10/01/2028*		935,000	956,037
Medline Borrower LP
3.88%, 04/01/2029*		5,080,000	4,508,736
5.25%, 10/01/2029*		1,789,000	1,618,983
			9,847,777
Healthcare-Services — 2.0%
Acadia Healthcare Co., Inc.
5.00%, 04/15/2029*		230,000	214,710
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
CHS/Community Health Systems, Inc.
4.75%, 02/15/2031*	$ 2,560,000	$ 1,878,221
HCA, Inc.
7.50%, 11/15/2095	567,000	609,770
IQVIA, Inc.
5.00%, 05/15/2027*	1,550,000	1,500,420
Tenet Healthcare Corp.
6.13%, 06/15/2030	3,450,000	3,360,688
		7,563,809
Home Builders — 3.6%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/2029 to 04/01/2030*	1,279,000	1,071,798
6.63%, 01/15/2028*	2,056,000	1,940,175
Century Communities, Inc.
3.88%, 08/15/2029*	2,690,000	2,334,862
KB Home
4.00%, 06/15/2031	1,215,000	1,027,674
4.80%, 11/15/2029	760,000	693,082
6.88%, 06/15/2027	575,000	586,091
M/I Homes, Inc.
3.95%, 02/15/2030	1,910,000	1,630,070
4.95%, 02/01/2028	720,000	684,403
STL Holding Co. LLC
7.50%, 02/15/2026*	1,840,000	1,754,070
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030*	430,000	396,675
5.75%, 01/15/2028*	1,755,000	1,707,826
		13,826,726
Insurance — 1.9%
AssuredPartners, Inc.
5.63%, 01/15/2029*	2,740,000	2,449,068
HUB International, Ltd.
7.00%, 05/01/2026*	693,000	689,369
7.25%, 06/15/2030*	1,125,000	1,149,819
MGIC Investment Corp.
5.25%, 08/15/2028	2,110,000	1,993,997
NMI Holdings, Inc.
7.38%, 06/01/2025*	775,000	779,379
		7,061,632
Internet — 3.2%
Gen Digital, Inc.
6.75%, 09/30/2027*	1,425,000	1,434,530
7.13%, 09/30/2030*#	1,600,000	1,634,865
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50%, 03/01/2029*	2,495,000	2,197,086
Newfold Digital Holdings Group Inc
6.00%, 02/15/2029*#	2,850,000	1,954,288
Newfold Digital Holdings Group, Inc.
11.75%, 10/15/2028*	405,000	416,121
Uber Technologies, Inc.
4.50%, 08/15/2029*	3,807,000	3,502,758
8.00%, 11/01/2026*	960,000	975,814
		12,115,462
Iron/Steel — 0.6%
ATI, Inc.
4.88%, 10/01/2029	1,154,000	1,032,829
5.88%, 12/01/2027	1,096,000	1,059,164
7.25%, 08/15/2030	325,000	326,526
		2,418,519

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Leisure Time — 4.0%
Carnival Corp.
5.75%, 03/01/2027*		$ 1,229,000	$ 1,168,257
6.00%, 05/01/2029*		2,890,000	2,658,819
7.63%, 03/01/2026*	EUR	360,000	396,269
10.50%, 06/01/2030*#		950,000	1,012,969
NCL Corp., Ltd.
5.88%, 02/15/2027*		1,665,000	1,611,912
8.13%, 01/15/2029*		40,000	40,730
8.38%, 02/01/2028*		1,635,000	1,691,317
Royal Caribbean Cruises, Ltd.
5.38%, 07/15/2027*		190,000	182,801
5.50%, 08/31/2026*		3,175,000	3,088,630
7.25%, 01/15/2030*		665,000	677,356
8.25%, 01/15/2029*		275,000	287,618
11.63%, 08/15/2027*		555,000	601,925
Viking Cruises, Ltd.
5.88%, 09/15/2027*		500,000	470,740
9.13%, 07/15/2031*		1,400,000	1,456,088
			15,345,431
Lodging — 2.1%
Boyd Gaming Corp.
4.75%, 12/01/2027		275,000	260,339
4.75%, 06/15/2031*		2,750,000	2,433,491
Sands China, Ltd.
5.65%, 08/08/2028		991,000	948,768
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.88%, 05/15/2025*		1,310,000	1,285,221
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/2027*		1,290,000	1,228,571
5.50%, 03/01/2025*		1,785,000	1,763,493
			7,919,883
Machinery-Diversified — 0.3%
TK Elevator US Newco, Inc.
5.25%, 07/15/2027*		1,195,000	1,135,356
Media — 6.6%
Altice Financing SA
5.75%, 08/15/2029*		600,000	493,250
CCO Holdings LLC / CCO Holdings Capital Corp.
7.38%, 03/01/2031*		3,600,000	3,601,710
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031 to 01/15/2034*		3,845,000	3,137,125
4.50%, 08/15/2030*		1,155,000	991,005
4.50%, 05/01/2032		1,240,000	1,021,297
CSC Holdings LLC
5.25%, 06/01/2024#		975,000	928,787
5.75%, 01/15/2030*		4,440,000	2,508,600
DISH DBS Corp.
5.75%, 12/01/2028*		775,000	574,031
5.88%, 11/15/2024		785,000	689,124
DISH Network Corp.
11.75%, 11/15/2027*		680,000	674,987
Scripps Escrow, Inc.
5.88%, 07/15/2027*#		3,160,000	2,662,300
Sirius XM Radio, Inc.
3.13%, 09/01/2026*		1,075,000	989,000
4.13%, 07/01/2030*		1,125,000	949,219
UPC Broadband Finco BV
4.88%, 07/15/2031*		2,800,000	2,362,500
Security Description	Shares or Principal Amount	Value

Media (continued)
Virgin Media Secured Finance PLC
4.50%, 08/15/2030*	$ 2,510,000	$ 2,153,931
Ziggo BV
4.88%, 01/15/2030*	1,465,000	1,253,077
		24,989,943
Metal Fabricate/Hardware — 0.6%
Advanced Drainage Systems, Inc.
5.00%, 09/30/2027*	1,223,000	1,161,450
6.38%, 06/15/2030*	1,147,000	1,126,928
		2,288,378
Mining — 2.0%
Constellium SE
3.75%, 04/15/2029*	415,000	363,508
5.63%, 06/15/2028*	250,000	238,866
5.88%, 02/15/2026*	561,000	553,967
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	75,000	65,439
4.50%, 09/15/2027*	1,010,000	953,268
5.88%, 04/15/2030*	2,735,000	2,629,429
Novelis Corp.
3.88%, 08/15/2031*	495,000	416,647
4.75%, 01/30/2030*	2,530,000	2,296,854
		7,517,978
Office/Business Equipment — 0.2%
Xerox Holdings Corp.
5.00%, 08/15/2025*	615,000	588,698
Oil & Gas — 5.0%
Diamond Foreign Asset Co. / Diamond Finance LLC
8.50%, 10/01/2030*	940,000	942,710
Matador Resources Co.
6.88%, 04/15/2028*	1,545,000	1,548,445
Nabors Industries, Inc.
9.13%, 01/31/2030*	1,430,000	1,433,718
Noble Finance II LLC
8.00%, 04/15/2030*	2,670,000	2,740,170
Northern Oil and Gas, Inc.
8.75%, 06/15/2031*	1,000,000	1,037,500
Permian Resources Operating LLC
8.00%, 04/15/2027*	2,075,000	2,119,206
Range Resources Corp.
4.75%, 02/15/2030*#	695,000	633,885
4.88%, 05/15/2025	955,000	939,877
SM Energy Co.
6.50%, 07/15/2028#	465,000	452,617
6.75%, 09/15/2026	1,360,000	1,342,230
Southwestern Energy Co.
4.75%, 02/01/2032	1,935,000	1,725,745
Transocean, Inc.
8.75%, 02/15/2030*	1,762,250	1,799,763
Vital Energy, Inc.
9.75%, 10/15/2030	2,475,000	2,480,037
		19,195,903
Oil & Gas Services — 2.0%
Enerflex, Ltd.
9.00%, 10/15/2027*	3,955,000	3,723,929
Weatherford International, Ltd.
8.63%, 04/30/2030*	3,675,000	3,799,664
		7,523,593

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Packaging & Containers — 3.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%, 08/15/2026*		$ 1,750,000	$ 1,548,129
5.25%, 08/15/2027*		2,050,000	1,505,140
5.25%, 08/15/2027*#		200,000	146,843
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029*		385,000	370,456
8.75%, 04/15/2030*		1,125,000	1,009,501
Graphic Packaging International LLC
3.75%, 02/01/2030*		965,000	838,247
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026*		1,005,000	998,349
9.25%, 04/15/2027*		1,525,000	1,387,798
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/2031*#		1,740,000	1,726,967
Trivium Packaging Finance BV
5.50%, 08/15/2026*		1,245,000	1,196,420
8.50%, 08/15/2027*		1,025,000	931,517
			11,659,367
Pharmaceuticals — 1.8%
Bausch Health Cos, Inc.
11.00%, 09/30/2028*		1,400,000	875,000
Owens & Minor, Inc.
6.63%, 04/01/2030*#		3,680,000	3,446,522
Prestige Brands, Inc.
5.13%, 01/15/2028*		1,600,000	1,520,492
Teva Pharmaceutical Finance Netherlands II BV
7.88%, 09/15/2031	EUR	910,000	1,061,593
			6,903,607
Pipelines — 4.6%
Buckeye Partners LP
3.95%, 12/01/2026		1,926,000	1,815,255
4.13%, 03/01/2025*		270,000	262,990
4.13%, 12/01/2027		765,000	706,573
4.50%, 03/01/2028*		960,000	875,900
DT Midstream, Inc.
4.13%, 06/15/2029*		2,863,000	2,570,316
Energy Transfer LP
6.00%, 02/01/2029*		400,000	394,044
7.38%, 02/01/2031*		2,425,000	2,493,046
EnLink Midstream LLC
5.38%, 06/01/2029		775,000	747,915
5.63%, 01/15/2028*		2,245,000	2,178,210
6.50%, 09/01/2030*		190,000	191,234
EnLink Midstream Partners LP
5.05%, 04/01/2045		852,000	676,539
EQM Midstream Partners LP
4.50%, 01/15/2029*		1,415,000	1,291,011
4.75%, 01/15/2031*		1,935,000	1,723,373
6.50%, 07/01/2027*		685,000	686,090
6.50%, 07/15/2048		835,000	768,155
7.50%, 06/01/2027 to 06/01/2030*		290,000	297,831
			17,678,482
REITS — 1.9%
Iron Mountain, Inc.
5.25%, 07/15/2030*		1,075,000	985,831
7.00%, 02/15/2029*		1,800,000	1,814,296
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*		1,462,000	1,348,961
Security Description	Shares or Principal Amount	Value

REITS (continued)
5.25%, 10/01/2025*	$ 970,000	$ 937,148
RHP Hotel Properties LP/RHP Finance Corp.
7.25%, 07/15/2028*	1,950,000	1,980,287
		7,066,523
Retail — 7.1%
1011778 BC ULC/New Red Finance, Inc.
3.50%, 02/15/2029*	1,245,000	1,108,761
3.88%, 01/15/2028*	2,965,000	2,729,086
4.00%, 10/15/2030*	760,000	655,183
Asbury Automotive Group, Inc.
4.63%, 11/15/2029*#	1,240,000	1,116,746
4.75%, 03/01/2030	355,000	318,248
5.00%, 02/15/2032*	880,000	767,594
FirstCash, Inc.
4.63%, 09/01/2028*	1,610,000	1,474,532
Gap, Inc.
3.88%, 10/01/2031*	1,760,000	1,390,111
LBM Acquisition LLC
6.25%, 01/15/2029*	4,302,000	3,603,441
Michaels Cos., Inc.
5.25%, 05/01/2028*#	3,585,000	2,616,799
PetSmart, Inc./PetSmart Finance Corp.
4.75%, 02/15/2028*	2,690,000	2,460,024
7.75%, 02/15/2029*	925,000	871,961
Specialty Building Products Holdings LLC/SBP Finance Corp.
6.38%, 09/30/2026*	2,150,000	2,085,425
SRS Distribution, Inc.
4.63%, 07/01/2028*	1,450,000	1,323,675
6.00%, 12/01/2029*	1,225,000	1,065,750
Staples, Inc.
7.50%, 04/15/2026*	1,145,000	1,013,317
Yum! Brands, Inc.
3.63%, 03/15/2031	458,000	393,377
4.63%, 01/31/2032	993,000	892,926
5.38%, 04/01/2032	1,124,000	1,063,662
		26,950,618
Semiconductors — 0.6%
Entegris Escrow Corp.
4.75%, 04/15/2029*	2,420,000	2,286,355
Software — 4.5%
AthenaHealth Group, Inc.
6.50%, 02/15/2030*#	3,430,000	2,973,136
Dun & Bradstreet Corp.
5.00%, 12/15/2029*#	2,895,000	2,615,922
Fair Isaac Corp.
4.00%, 06/15/2028*	1,250,000	1,149,956
MSCI, Inc.
3.63%, 09/01/2030*	1,240,000	1,078,942
3.88%, 02/15/2031*	420,000	366,521
4.00%, 11/15/2029*	315,000	283,407
Open Text Corp.
3.88%, 02/15/2028 to 12/01/2029*	2,205,000	1,975,217
6.90%, 12/01/2027*	260,000	267,247
Open Text Holdings, Inc.
4.13%, 02/15/2030*	725,000	641,629
4.13%, 12/01/2031*#	805,000	687,528
PTC, Inc.
4.00%, 02/15/2028*	1,075,000	988,933
ROBLOX Corp.
3.88%, 05/01/2030*	2,655,000	2,279,981

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software (continued)
SS&C Technologies, Inc.
5.50%, 09/30/2027*		$ 1,840,000	$ 1,780,679
			17,089,098
Telecommunications — 3.7%
Altice France Holding SA
8.00%, 05/15/2027	EUR	590,000	308,263
10.50%, 05/15/2027*		1,100,000	584,267
Altice France SA
5.50%, 01/15/2028 to 10/15/2029*		925,000	690,319
8.13%, 02/01/2027*		2,840,000	2,442,884
Frontier Communications Holdings LLC
5.00%, 05/01/2028*		1,650,000	1,480,329
5.88%, 10/15/2027*		1,800,000	1,691,058
5.88%, 11/01/2029#		757,036	605,924
6.75%, 05/01/2029*#		645,000	546,225
Iliad Holding SASU
6.50%, 10/15/2026*		760,000	741,467
7.00%, 10/15/2028*		655,000	628,537
Kaixo Bondco Telecom SA
5.13%, 09/30/2029*	EUR	785,000	779,454
Lorca Telecom Bondco SA
4.00%, 09/18/2027*	EUR	1,230,000	1,272,194
Telecom Italia Capital SA
6.38%, 11/15/2033		1,375,000	1,288,985
7.20%, 07/18/2036		550,000	534,317
7.72%, 06/04/2038		525,000	523,773
			14,117,996
Transportation — 0.4%
First Student Bidco, Inc./First Transit Parent, Inc.
4.00%, 07/31/2029*		1,875,000	1,594,939
Total Corporate Bonds & Notes (cost $367,824,116)			352,995,931
CONVERTIBLE BONDS & NOTES — 1.6%
Airlines — 0.2%
JetBlue Airways Corp.
0.50%, 04/01/2026#		1,249,000	858,720
Commercial Services — 0.1%
Block, Inc.
0.13%, 03/01/2025		500,000	474,700
Healthcare-Products — 0.3%
Insulet Corp.
0.38%, 09/01/2026		926,000	989,894
Internet — 0.3%
Uber Technologies, Inc.
Zero Coupon, 12/15/2025		575,000	560,210
0.88%, 12/01/2028*		742,000	767,208
			1,327,418
Machinery-Diversified — 0.2%
Middleby Corp.
1.00%, 09/01/2025		641,000	707,344
Oil & Gas — 0.2%
Northern Oil and Gas, Inc.
3.63%, 04/15/2029		625,000	726,875
Security Description	Shares or Principal Amount	Value

REITS — 0.3%
Welltower OP LLC
2.75%, 05/15/2028*	$ 925,000	$ 1,006,493
Total Convertible Bonds & Notes (cost $6,606,131)		6,091,444
LOANS(2)(3)(4) — 1.7%
Computers — 0.3%
McAfee Corp. FRS
BTL-B 9.17%, (SOFR12+ 3.75%), 03/01/2029	1,328,819	1,311,102
Insurance — 0.4%
HUB International, Ltd. FRS
BTL-B 9.66%, (SOFR4+ 4.25%), 06/20/2030	1,535,139	1,540,657
Packaging & Containers — 0.5%
Clydesdale Acquisition Holdings, Inc. FRS
BTL-B 9.62%, (SOFR12+ 4.18%), 04/13/2029	1,925,625	1,909,330
Pharmaceuticals — 0.1%
Owens & Minor, Inc. FRS
BTL-B 9.20%, (SOFR12+ 3.75%), 03/29/2029	303,333	303,081
BTL-B 9.24%, (SOFR4+ 3.75%), 03/29/2029	163,367	163,230
		466,311
Software — 0.4%
Dun & Bradstreet Corp. FRS
BTL-B 8.19%, (SOFR12+ 2.75%), 02/06/2026	1,378,839	1,379,161
Total Loans (cost $6,611,063)		6,606,561
ESCROWS AND LITIGATION TRUSTS — 0.1%
Credit Suisse Group AG 6.25%, 12/29/2049†(5)(6) (cost $0)	3,610,000	361,000
Total Long-Term Investment Securities (cost $381,041,310)		366,054,936
SHORT-TERM INVESTMENTS — 5.8%
Unaffiliated Investment Companies — 5.8%
State Street Navigator Securities Lending Government Money Market Portfolio 5.36%(7)(8) (cost $22,180,280)	22,180,280	22,180,280

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 2.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 11/30/2023, to be repurchased 12/01/2023 in the amount of $9,387,830 and collateralized by $9,718,800 of United States Treasury Notes, bearing interest at 3.75% due 04/15/2026 and having an approximate value of $9,575,165
(cost $9,387,412)	$ 9,387,412	$ 9,387,412
TOTAL INVESTMENTS (cost $412,609,002)(9)	104.5%	397,622,628
Other assets less liabilities	(4.5)	(17,100,131)
NET ASSETS	100.0%	$380,522,497
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The High Yield Bond Fund has no right to demand registration of these securities. At November 30, 2023, the aggregate value of these securities was $298,397,021 representing 78.4% of net assets.
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(3)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), the Secured Overnight Financing Rate ("SOFR"), or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(4)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(5)	Securities classified as Level 3 (see Note 2).
(6)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2023, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Escrows and Litigation Trusts
Credit Suisse Group AG	12/15/2023	3,610,000	$0	$361,000	$0.00	0.1%
(7)	The rate shown is the 7-day yield as of November 30, 2023.
(8)	At November 30, 2023, the Fund had loaned securities with a total value of $21,756,477. This was secured by collateral of $22,180,280, which was received in cash and subsequently invested in short-term investments currently valued at $22,180,280 as reported in the Portfolio of Investments. Additional collateral of $102,350 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2023
United States Treasury Notes/Bonds	0.13% to 5.60%	01/15/2024 to 08/15/2044	$102,350
(9)	See Note 4 for cost of investments on a tax basis.
FRS—Floating Rate Security
SOFR12—Secured Overnight Financing Rate 1 month
SOFR4—Secured Overnight Financing Rate 3 month
EUR—Euro Currency
GBP—British Pound
The rates shown on FRS and/or VRS are the current interest rates at November 30, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	GBP	446,000	USD	562,650	12/29/2023	$ —	$ (535)
Deutsche Bank AG	EUR	4,378,331	USD	4,799,093	12/29/2023	27,762	—
Toronto Dominion Bank	GBP	282,000	USD	353,350	12/29/2023	—	(2,745)
Unrealized Appreciation (Depreciation)						$ 27,762	$ (3,280)
EUR—Euro Currency
GBP—British Pound
USD—United States Dollar

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$352,995,931	$ —	$352,995,931
Convertible Bonds & Notes	—	6,091,444	—	6,091,444
Loans	—	6,606,561	—	6,606,561
Escrows and Litigation Trusts	—	—	361,000	361,000
Short-Term Investments	22,180,280	—	—	22,180,280
Repurchase Agreements	—	9,387,412	—	9,387,412
Total Investments at Value	$22,180,280	$375,081,348	$361,000	$397,622,628
Other Financial Instruments:†
Forward Foreign Currency Contracts	$ —	$ 27,762	$ —	$ 27,762
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$ —	$ 3,280	$ —	$ 3,280
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Inflation Protected Fund
PORTFOLIO PROFILE — November 30, 2023— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	57.2%
Foreign Government Obligations	34.9
Collateralized Mortgage Obligations	2.7
Repurchase Agreements	2.0
Banks	1.8
Other Asset Backed Securities	1.1
Municipal Securities	0.8
Electric	0.7
Oil & Gas	0.5
Food	0.4
Pipelines	0.4
Semiconductors	0.4
Trucking & Leasing	0.3
Energy-Alternate Sources	0.1
103.3%
Credit Quality†#
Aaa	72.9%
Aa	5.1
A	1.0
Baa	2.8
Ba	0.1
B	0.5
Not Rated@	17.6
100.0%

*	Calculated as a percentage of net assets
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 4.6%
Banks — 1.8%
Banca Comerciala Romana SA
7.63%, 05/19/2027	EUR	200,000	$ 226,076
Banca Transilvania SA
8.88%, 04/27/2027	EUR	400,000	453,239
Barclays PLC
0.58%, 08/09/2029	EUR	1,670,000	1,522,651
Danske Bank A/S
0.75%, 06/09/2029	EUR	1,610,000	1,508,904
HSBC Holdings PLC
3.02%, 06/15/2027	EUR	1,365,000	1,443,809
mBank SA
0.97%, 09/21/2027	EUR	400,000	373,540
OTP Bank Nyrt
7.50%, 05/25/2027		$ 660,000	670,831
Wells Fargo & Co.
6.49%, 10/23/2034		1,095,000	1,143,624
			7,342,674
Electric — 0.7%
Dominion Energy, Inc.
5.38%, 11/15/2032		965,000	952,807
Pacific Gas & Electric Co.
6.15%, 01/15/2033		985,000	981,077
Southern California Edison Co.
5.95%, 11/01/2032		915,000	943,946
			2,877,830
Energy-Alternate Sources — 0.1%
FS Luxembourg SARL
10.00%, 12/15/2025*		400,000	408,591
Food — 0.4%
NBM US Holdings, Inc.
7.00%, 05/14/2026		1,595,000	1,581,841
Oil & Gas — 0.5%
Petroleos Mexicanos
5.95%, 01/28/2031		880,000	660,352
6.84%, 01/23/2030		1,500,000	1,213,098
			1,873,450
Pipelines — 0.4%
Energy Transfer LP
5.80%, 06/15/2038		1,159,000	1,106,467
Greensaif Pipelines Bidco SARL
6.51%, 02/23/2042*		450,000	450,603
			1,557,070
Semiconductors — 0.4%
Broadcom, Inc.
2.45%, 02/15/2031*		1,800,000	1,479,977
Trucking & Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.35%, 11/01/2029*		1,398,000	1,206,138
Total Corporate Bonds & Notes (cost $19,031,389)			18,327,571
ASSET BACKED SECURITIES — 1.1%
Other Asset Backed Securities — 1.1%
510 Asset Backed Trust
Series 2021-NPL1, Class A1 2.24%, 06/25/2061*(1)		905,671	850,997
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2021-FL2, Class A 6.54%, (TSFR1M+1.21%), 05/15/2036*	$ 305,000	$ 302,300
Avant Loans Funding Trust
Series 2021-REV1, Class A 1.21%, 07/15/2030*	266,488	263,957
PRET LLC
Series 2021-NPL3, Class A1 1.87%, 07/25/2051*(1)	560,182	525,370
Pretium Mtg. Credit Partners I LLC
Series 2021-NPL2, Class A1 1.99%, 06/27/2060*(1)	626,859	590,250
VCAT LLC
Series 2021-NPL2, Class A1 2.12%, 03/27/2051*(1)	132,171	128,177
Wendy's Funding LLC
Series 2021-1A, Class A2I 2.37%, 06/15/2051*	1,695,963	1,425,784
Wingstop Funding LLC
Series 2020-1A, Class A2 2.84%, 12/05/2050*	310,275	273,475
Total Asset Backed Securities (cost $4,802,552)		4,360,310
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.7%
Commercial and Residential — 2.5%
Ajax Mtg. Loan Trust
Series 2021-C, Class A 2.12%, 01/25/2061*(1)	316,049	300,046
BRAVO Residential Funding Trust VRS
Series 2021-NQM1, Class A1 0.94%, 02/25/2049*(2)	249,044	215,950
BXSC Commercial Mtg. Trust FRS
Series 2022-WSS, Class C 7.71%, (TSFR1M+2.39%), 03/15/2035*	1,135,000	1,116,489
CSMC Trust VRS
Series 2021-NQM4, Class A1 1.10%, 05/25/2066*(2)	896,902	725,385
Series 2021-RPL4, Class A1 1.80%, 12/27/2060*(2)	399,861	377,722
Series 2021-RPL2, Class M3 3.61%, 01/25/2060*(2)	376,575	233,744
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(2)	263,780	204,569
GCAT Trust VRS
Series 2021-NQM3, Class A1 1.09%, 05/25/2066*(2)	706,917	568,138
Legacy Mtg. Asset Trust
Series 2021-GS2, Class A1 1.75%, 04/25/2061*(1)	394,503	371,440
Series 2021-GS3, Class A1 1.75%, 07/25/2061*(1)	520,428	487,465
MFA Trust VRS
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(2)	287,033	253,129
New Residential Mtg. Loan Trust VRS
Series 2021-NQ2R, Class A1 0.94%, 10/25/2058*(2)	239,525	213,978
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(2)	1,148,247	918,614

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
PRPM LLC
Series 2021-5, Class A1 1.79%, 06/25/2026*(1)	$ 717,655	$ 680,421
Series 2021-3, Class A1 1.87%, 04/25/2026*(1)	435,581	416,980
SG Residential Mtg. Trust VRS
Series 2021-1, Class A1 1.16%, 07/25/2061*(2)	1,013,647	774,119
Starwood Mtg. Residential Trust VRS
Series 2021-2, Class A1 0.94%, 05/25/2065*(2)	196,291	174,331
Toorak Mtg. Corp., Ltd.
Series 2021-1, Class A1 2.24%, 06/25/2024*(1)	602,118	587,677
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(2)	1,731,009	1,418,541
		10,038,738
U.S. Government Agency — 0.2%
Federal Home Loan Mtg. Corp. REMIC FRS
Series 3925, Class FL 5.89%, (SOFR30A+0.56%), 01/15/2041	110,322	109,385
Series 4001, Class FM 5.94%, (SOFR30A+0.61%), 02/15/2042	145,771	140,521
Series 3355, Class BF 6.14%, (SOFR30A+0.81%), 08/15/2037	170,222	167,069
Federal National Mtg. Assoc. REMIC FRS
Series 2012-93, Class BF 5.84%, (SOFR30A+0.51%), 09/25/2042	206,436	198,185
Government National Mtg. Assoc. REMIC FRS
Series 2010-14, Class FN 5.99%, (TSFR1M+0.66%), 02/16/2040	122,677	120,983
		736,143
Total Collateralized Mortgage Obligations (cost $12,419,690)		10,774,881
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 57.2%
U.S. Government — 53.3%
United States Treasury Bonds TIPS
0.25%, 02/15/2050(3)	13,993,865	8,500,863
0.63%, 02/15/2043(3)	9,203,013	6,809,151
0.75%, 02/15/2045(3)	33,377,151	24,626,731
0.88%, 02/15/2047(3)	10,932,696	8,105,676
1.00%, 02/15/2046(3)	11,572,501	8,938,514
1.38%, 07/15/2033(3)	17,845,094	16,708,166
2.13%, 02/15/2040(3)	3,417,384	3,365,255
United States Treasury Notes TIPS
0.13%, 07/15/2026 to 07/15/2031(3)	60,490,751	52,872,302
0.63%, 07/15/2032(3)	27,270,391	24,079,968
0.75%, 07/15/2028(3)	13,529,683	12,700,285
0.88%, 01/15/2029(3)	28,112,775	26,327,907
1.25%, 04/15/2028(3)	10,404,147	9,958,415
1.63%, 10/15/2027(3)	8,721,901	8,524,210
		211,517,443
U.S. Government Agency — 3.9%
Uniform Mtg. Backed Securities
5.50%, December 30 TBA	15,600,000	15,370,724
Total U.S. Government & Agency Obligations (cost $275,620,914)		226,888,167
Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 34.9%
Regional(State/Province) — 4.3%
Province of Ontario, Canada TIPS
2.00%, 12/01/2036(3)	CAD	25,140,110	$ 16,951,951
Sovereign — 30.6%
Commonwealth of Australia TIPS
0.75%, 11/21/2027(3)	AUD	15,233,352	9,722,011
1.25%, 08/21/2040(3)	AUD	8,230,593	4,738,082
2.00%, 08/21/2035(3)	AUD	24,797,232	16,212,912
Federative Republic of Brazil TIPS
6.00%, 05/15/2027(3)	BRL	11,416,000	9,823,003
French Republic Government Bond OAT TIPS
0.10%, 07/25/2031*(3)	EUR	16,940,673	17,705,285
Government of New Zealand TIPS
2.00%, 09/20/2025(3)	NZD	46,415,780	28,542,854
2.50%, 09/20/2040(3)	NZD	11,250,000	6,494,848
Government of Romania TIPS
4.63%, 04/03/2049(3)	EUR	1,850,000	1,538,607
Republic of Italy TIPS
0.55%, 05/21/2026*(3)	EUR	15,992,993	16,601,398
United Mexican States TIPS
2.75%, 11/27/2031(3)	MXN	206,827,839	10,298,820
			121,677,820
Total Foreign Government Obligations (cost $148,423,748)			138,629,771
MUNICIPAL SECURITIES — 0.8%
City of New York, NY General Obligation Bonds
5.99%, 12/01/2036		$ 1,580,000	1,629,566
Illinois State Toll Highway Authority Revenue Bonds
5.85%, 12/01/2034		1,520,000	1,558,673
Total Municipal Securities (cost $3,674,598)			3,188,239
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 1.00%, 12/31/2049†(4) (cost $0)		1,000,000	1,563
Total Long-Term Investment Securities (cost $463,972,891)			402,170,502

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 2.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 11/30/2023, to be repurchased 12/01/2023 in the amount of $7,957,608 and collateralized by $8,238,200 of United States Treasury Notes, bearing interest at 3.75% due 04/15/2026 and having an approximate value of $8,116,447
(cost $7,957,255)	$ 7,957,255	$ 7,957,255
TOTAL INVESTMENTS (cost $471,930,146)(5)	103.3%	410,127,757
Other assets less liabilities	(3.3)	(12,965,045)
NET ASSETS	100.0%	$397,162,712
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Inflation Protected Fund has no right to demand registration of these securities. At November 30, 2023, the aggregate value of these securities was $52,251,040 representing 13.2% of net assets.
†	Non-income producing security
(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of November 30, 2023.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Principal amount of security is adjusted for inflation.
(4)	Securities classified as Level 3 (see Note 2).
(5)	See Note 4 for cost of investments on a tax basis.
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
EUR—Euro Currency
MXN—Mexican Peso
NZD—New Zealand Dollar
The rates shown on FRS and/or VRS are the current interest rates at November 30, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Bank of America, N.A.	47,280,000	USD	Fixed 3.430%	12-Month USA CPI	Maturity	Maturity	Apr 2027	$—	$(490,833)	$(490,833)
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
191	Long	U.S. Treasury 10 Year Notes	March 2024	$20,871,170	$20,971,204	$100,034
383	Long	U.S. Treasury 2 Year Notes	March 2024	78,030,958	78,308,539	277,581
290	Long	U.S. Treasury 5 Year Notes	March 2024	30,761,142	30,986,953	225,811
17	Short	Euro Buxl 30 Year Bonds	December 2023	2,418,866	2,407,436	11,430
						$614,856
						Unrealized (Depreciation)
503	Short	Canada 10 Year Bonds	March 2024	$43,871,332	$44,393,146	$ (521,814)
200	Short	Euro-BTP	December 2023	24,717,196	25,028,981	(311,785)
42	Short	Euro-BUND	December 2023	5,967,393	6,047,905	(80,512)
125	Short	Euro-OAT	December 2023	17,151,217	17,294,913	(143,696)
70	Short	U.S. Treasury Ultra Bonds	March 2024	8,447,249	8,610,000	(162,751)
						$(1,220,558)
		Net Unrealized Appreciation (Depreciation)				$ (605,702)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Australia & New Zealand Banking Group	USD	4,007,431	NZD	6,652,000	12/20/2023	$ 89,147	$ —

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	BRL	3,460,000	USD	678,125	12/20/2023	$ —	$ (23,428)
	MXN	6,670,000	USD	383,948	12/20/2023	903	—
						903	(23,428)
Bank of Montreal	EUR	191,000	USD	205,787	12/20/2023	—	(2,265)
Barclays Bank PLC	MXN	34,327,000	USD	1,921,520	12/20/2023	—	(49,809)
BNP Paribas SA	USD	1,441,434	EUR	1,367,000	12/20/2023	47,608	—
Deutsche Bank AG	EUR	38,044,000	USD	40,920,670	12/20/2023	—	(519,791)
	MXN	85,817,000	USD	4,878,984	12/20/2023	—	(49,310)
	USD	99,729	EUR	90,985	12/29/2023	—	(577)
						—	(569,678)
Goldman Sachs International	USD	1,129,139	CAD	1,525,000	12/20/2023	—	(4,956)
	USD	906,425	EUR	834,000	12/20/2023	2,033	—
						2,033	(4,956)
JPMorgan Chase Bank, N.A.	BRL	45,473,000	USD	9,066,313	12/20/2023	—	(153,842)
	EUR	403,000	USD	431,878	12/20/2023	—	(7,101)
	NZD	1,155,000	USD	680,152	12/20/2023	—	(31,145)
						—	(192,088)
Morgan Stanley & Co. International PLC	AUD	46,177,000	USD	29,798,249	12/20/2023	—	(729,176)
	CAD	37,881,000	USD	27,934,605	12/20/2023	9,905	—
	EUR	1,200,000	USD	1,270,045	12/20/2023	—	(37,088)
						9,905	(766,264)
Standard Chartered Bank	EUR	108,000	USD	113,809	12/20/2023	—	(3,833)
	USD	675,107	NZD	1,125,000	12/20/2023	17,715	—
						17,715	(3,833)
State Street Bank & Trust Company	USD	10,471,036	CAD	14,367,000	12/20/2023	119,871	—
Toronto Dominion Bank	MXN	51,491,000	USD	2,881,583	12/20/2023	—	(75,440)
UBS AG	NZD	63,161,000	USD	37,402,681	12/20/2023	—	(1,494,488)
Unrealized Appreciation (Depreciation)						$ 287,182	$ (3,182,249)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
EUR—Euro Currency
MXN—Mexican Peso
NZD—New Zealand Dollar
USD—United States Dollar

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$ 18,327,571	$ —	$ 18,327,571
Asset Backed Securities	—	4,360,310	—	4,360,310
Collateralized Mortgage Obligations	—	10,774,881	—	10,774,881
U.S. Government & Agency Obligations	—	226,888,167	—	226,888,167
Foreign Government Obligations	—	138,629,771	—	138,629,771
Municipal Securities	—	3,188,239	—	3,188,239
Escrows and Litigation Trusts	—	—	1,563	1,563
Repurchase Agreements	—	7,957,255	—	7,957,255
Total Investments at Value	$ —	$410,126,194	$1,563	$410,127,757
Other Financial Instruments:†
Futures Contracts	$ 614,856	$ —	$ —	$ 614,856
Forward Foreign Currency Contracts	—	287,182	—	287,182
Total Other Financial Instruments	$ 614,856	$ 287,182	$ —	$ 902,038
LIABILITIES:
Other Financial Instruments:†
Swaps	$ —	$ 490,833	$ —	$ 490,833
Futures Contracts	1,220,558	—	—	1,220,558
Forward Foreign Currency Contracts	—	3,182,249	—	3,182,249
Total Other Financial Instruments	$1,220,558	$ 3,673,082	$ —	$ 4,893,640
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I International Equities Index Fund
PORTFOLIO PROFILE — November 30, 2023— (unaudited)

Industry Allocation*
Banks	10.7%
Pharmaceuticals	9.0
Insurance	4.9
Oil & Gas	4.6
Food	4.0
Auto Manufacturers	3.9
Semiconductors	3.5
Electric	3.0
Telecommunications	2.9
Chemicals	2.9
Mining	2.9
Short-Term Investments	2.7
Commercial Services	2.6
Apparel	2.2
Cosmetics/Personal Care	2.1
Retail	2.1
Machinery-Diversified	2.1
Building Materials	2.0
Healthcare-Products	1.9
Aerospace/Defense	1.8
Beverages	1.7
Electronics	1.7
Software	1.6
Diversified Financial Services	1.5
Distribution/Wholesale	1.5
Transportation	1.3
Engineering & Construction	1.3
Machinery-Construction & Mining	1.3
Computers	1.2
Miscellaneous Manufacturing	1.1
Repurchase Agreements	1.1
Home Furnishings	0.9
Electrical Components & Equipment	0.9
Internet	0.9
Auto Parts & Equipment	0.9
Real Estate	0.8
Biotechnology	0.8
REITS	0.7
Entertainment	0.7
Agriculture	0.7
Iron/Steel	0.5
Healthcare-Services	0.5
Private Equity	0.5
Household Products/Wares	0.5
Gas	0.5
Investment Companies	0.4
Toys/Games/Hobbies	0.4
Food Service	0.4
Media	0.3
Lodging	0.3
Water	0.3
Metal Fabricate/Hardware	0.3
Home Builders	0.2
Forest Products & Paper	0.2
Hand/Machine Tools	0.2
Office/Business Equipment	0.2
Energy-Alternate Sources	0.2
Leisure Time	0.2
Advertising	0.1
Airlines	0.1
Packaging & Containers	0.1
100.8%

Country Allocation*
Japan	22.1%
United Kingdom	13.5
France	10.8
Switzerland	9.7
Germany	8.3
Australia	6.8
Netherlands	6.0
United States	3.9
Denmark	3.3
Sweden	2.9
Spain	2.6
Italy	1.9
Hong Kong	1.7
Singapore	1.2
Finland	1.1
Ireland	0.9
Belgium	0.8
Norway	0.6
Israel	0.6
Jersey	0.6
Cayman Islands	0.5
New Zealand	0.3
Austria	0.2
Portugal	0.2
Luxembourg	0.2
Bermuda	0.1
100.8%
*	Calculated as a percentage of net assets

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.0%
Australia — 6.8%
Ampol, Ltd.	28,935	$ 654,436
ANZ Group Holdings, Ltd.	366,150	5,895,921
APA Group	153,428	864,750
Aristocrat Leisure, Ltd.	71,662	1,921,963
ASX, Ltd.#	23,507	902,113
Aurizon Holdings, Ltd.	223,503	521,309
BHP Group, Ltd.	617,195	18,881,673
BlueScope Steel, Ltd.	55,504	762,091
Brambles, Ltd.	169,266	1,491,979
Cochlear, Ltd.	7,987	1,440,944
Coles Group, Ltd.	163,063	1,651,713
Commonwealth Bank of Australia	204,216	14,122,370
Computershare, Ltd.	69,641	1,086,421
CSL, Ltd.	58,770	10,182,986
Dexus#	130,598	607,500
Endeavour Group, Ltd.#	173,973	566,717
Fortescue Metals Group, Ltd.	206,320	3,406,785
Goodman Group	206,564	3,105,082
GPT Group	232,595	633,191
IDP Education, Ltd.#	30,417	455,421
IGO, Ltd.#	82,755	469,157
Insurance Australia Group, Ltd.#	297,475	1,167,546
Lendlease Corp., Ltd.	83,699	366,666
Lottery Corp., Ltd.	270,259	821,439
Macquarie Group, Ltd.	44,732	4,996,554
Medibank Private, Ltd.	334,399	764,501
Mineral Resources, Ltd.#	21,325	861,915
Mirvac Group#	479,117	652,148
National Australia Bank, Ltd.	382,503	7,177,782
Northern Star Resources, Ltd.	139,629	1,174,468
Orica, Ltd.	55,143	569,126
Origin Energy, Ltd.	209,181	1,138,902
Pilbara Minerals, Ltd.#	327,624	787,978
Qantas Airways, Ltd.†	102,949	360,525
QBE Insurance Group, Ltd.	181,789	1,846,199
Ramsay Health Care, Ltd.#	22,261	723,092
REA Group, Ltd.#	6,417	658,265
Reece, Ltd.#	27,453	350,819
Rio Tinto, Ltd.	45,227	3,736,662
Santos, Ltd.	395,693	1,806,648
Scentre Group	630,230	1,103,525
SEEK, Ltd.#	43,400	684,796
Sonic Healthcare, Ltd.	54,493	1,050,302
South32, Ltd.	553,852	1,127,150
Stockland	289,857	790,990
Suncorp Group, Ltd.	156,925	1,448,524
Telstra Group, Ltd.	491,039	1,239,414
Transurban Group	375,319	3,213,976
Treasury Wine Estates, Ltd.	87,649	619,681
Vicinity, Ltd.	469,837	588,293
Washington H. Soul Pattinson & Co., Ltd.#	28,489	630,607
Wesfarmers, Ltd.	138,224	4,809,516
Westpac Banking Corp.	427,529	6,036,806
WiseTech Global, Ltd.#	20,147	889,250
Woodside Energy Group, Ltd.	231,335	4,738,492
Woolworths Group, Ltd.	148,481	3,423,997
		131,981,076
Austria — 0.2%
Erste Group Bank AG	41,892	1,692,196
OMV AG	17,882	762,038
Security Description	Shares or Principal Amount	Value

Austria (continued)
Verbund AG	8,268	$ 787,475
voestalpine AG	14,092	396,057
		3,637,766
Belgium — 0.8%
Ageas SA	19,582	841,517
Anheuser-Busch InBev SA NV	105,826	6,636,191
D'ieteren Group	2,641	450,183
Elia Group SA#	3,571	386,566
Groupe Bruxelles Lambert NV#	11,618	919,379
KBC Group NV	30,496	1,746,052
Lotus Bakeries NV#	50	434,312
Sofina SA#	1,871	415,871
Solvay SA, Class A	8,999	1,039,783
UCB SA	15,403	1,137,417
Umicore SA	25,431	679,031
Warehouses De Pauw CVA#	20,187	566,478
		15,252,780
Bermuda — 0.1%
Aegon, Ltd.	204,906	1,121,001
CK Infrastructure Holdings, Ltd.	76,500	379,009
Hongkong Land Holdings, Ltd.	134,600	433,412
Jardine Matheson Holdings, Ltd.	19,386	748,493
		2,681,915
Cayman Islands — 0.5%
Budweiser Brewing Co. APAC, Ltd.*	209,000	369,769
CK Asset Holdings, Ltd.	240,808	1,142,183
CK Hutchison Holdings, Ltd.	326,808	1,637,952
ESR Group, Ltd.*	266,800	342,923
Futu Holdings, Ltd. ADR†	6,680	360,186
Grab Holdings, Ltd., Class A†	228,265	693,925
HKT Trust & HKT, Ltd.	460,000	490,546
Sands China, Ltd.†	294,800	723,102
Sea, Ltd. ADR†	44,453	1,610,088
SITC International Holdings Co., Ltd.	163,000	246,233
WH Group, Ltd.*	1,012,500	650,692
Wharf Real Estate Investment Co., Ltd.	203,000	640,604
Xinyi Glass Holdings, Ltd.	200,000	230,179
		9,138,382
Denmark — 3.3%
AP Moller-Maersk A/S, Series A	369	571,659
AP Moller-Maersk A/S, Series B	591	931,979
Carlsberg A/S, Class B	11,998	1,485,593
Chr. Hansen Holding A/S	12,808	1,024,094
Coloplast A/S, Class B	16,646	1,963,886
Danske Bank A/S	84,036	2,174,323
Demant A/S†	12,278	520,618
DSV A/S	22,680	3,412,605
Genmab A/S†	8,046	2,538,808
Novo Nordisk A/S, Class B	397,594	40,376,808
Novozymes A/S, Class B	24,835	1,287,686
Orsted A/S*	23,048	1,084,984
Pandora A/S	10,301	1,390,082
ROCKWOOL A/S, Class B	1,110	299,678
Tryg A/S	42,540	917,430
Vestas Wind Systems A/S†	123,037	3,405,473
		63,385,706
Finland — 1.1%
Elisa Oyj	17,271	772,283
Fortum Oyj	54,474	764,016

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Kesko Oyj, Class B	33,164	$ 633,718
Kone Oyj, Class B	41,411	1,838,646
Mandatum Oyj†	56,030	239,746
Metso Oyj	80,525	791,493
Neste Oyj	51,544	1,956,966
Nokia Oyj	651,902	2,283,479
Nordea Bank Abp	392,485	4,381,495
Orion Oyj, Class B	13,118	520,325
Sampo Oyj, Class A	56,030	2,448,696
Stora Enso Oyj, Class R	70,640	915,780
UPM-Kymmene Oyj	65,028	2,270,719
Wartsila Oyj Abp	57,479	792,085
		20,609,447
France — 10.8%
Accor SA	22,591	782,218
Aeroports de Paris	3,605	443,809
Air Liquide SA	63,811	12,071,854
Alstom SA	34,893	431,845
Amundi SA*	7,426	456,701
Arkema SA	7,314	742,470
AXA SA	223,593	6,959,483
BioMerieux	5,030	540,727
BNP Paribas SA	127,827	8,038,104
Bollore SE	89,889	513,193
Bouygues SA	23,230	882,730
Bureau Veritas SA	35,933	868,702
Capgemini SE	20,091	4,111,384
Carrefour SA	72,796	1,378,353
Cie de Saint-Gobain SA	56,356	3,668,957
Cie Generale des Etablissements Michelin SCA	82,654	2,771,943
Covivio SA	6,153	300,184
Credit Agricole SA	147,465	1,929,720
Danone SA	78,448	5,035,489
Dassault Aviation SA	2,514	499,136
Dassault Systemes SE	81,627	3,817,485
Edenred	30,409	1,655,011
Eiffage SA	8,925	903,483
Engie SA	222,528	3,855,687
EssilorLuxottica SA	35,922	6,847,387
Eurazeo SE	5,291	396,525
Gecina SA	5,582	617,323
Getlink SE	43,409	792,395
Hermes International SCA	3,859	7,998,637
Ipsen SA	4,580	515,982
Kering SA	9,070	3,886,882
Klepierre SA	26,124	656,871
La Francaise des Jeux SAEM*	12,755	460,943
Legrand SA	32,508	3,128,739
L'Oreal SA	29,385	13,787,388
LVMH Moet Hennessy Louis Vuitton SE	33,642	25,732,407
Orange SA	226,862	2,791,403
Pernod Ricard SA	24,916	4,300,047
Publicis Groupe SA	27,886	2,354,858
Remy Cointreau SA	2,775	329,999
Renault SA	23,340	914,348
Safran SA	41,644	7,298,959
Sanofi SA	138,423	12,876,558
Sartorius Stedim Biotech	3,358	754,430
Schneider Electric SE	66,302	12,169,265
SEB SA	3,024	343,975
Societe Generale SA	88,621	2,225,907
Security Description	Shares or Principal Amount	Value

France (continued)
Sodexo SA	10,743	$ 1,150,666
Teleperformance SE	7,179	1,004,534
Thales SA	12,805	1,908,843
TotalEnergies SE	273,939	18,564,858
Valeo SE	25,132	363,290
Veolia Environnement SA	82,801	2,605,627
Vinci SA	64,752	7,915,194
Vivendi SE	82,501	780,023
Wendel SE	3,235	273,429
Worldline SA*†	29,269	453,517
		208,859,877
Germany — 8.3%
adidas AG	19,737	4,127,885
Allianz SE	49,138	12,334,042
BASF SE	108,903	5,059,921
Bayer AG	119,694	4,085,800
Bayerische Motoren Werke AG	36,672	3,815,713
Bayerische Motoren Werke AG (Preference Shares)	7,042	667,641
Bechtle AG	9,945	492,327
Beiersdorf AG	12,281	1,720,446
Brenntag SE	17,882	1,543,151
Carl Zeiss Meditec AG	4,887	437,901
Commerzbank AG	129,694	1,587,479
Continental AG	13,357	1,032,567
Covestro AG*†	23,459	1,230,793
Daimler Truck Holding AG	60,159	1,953,361
Delivery Hero SE*†	21,342	676,132
Deutsche Bank AG	236,145	2,936,984
Deutsche Boerse AG	23,149	4,391,959
Deutsche Lufthansa AG†	72,580	630,447
Deutsche Post AG	120,769	5,657,914
Deutsche Telekom AG	394,892	9,445,737
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	13,874	1,269,462
E.ON SE	273,535	3,553,563
Evonik Industries AG	25,462	475,319
Fresenius Medical Care AG & Co. KGaA	24,939	1,021,508
Fresenius SE & Co. KGaA	51,467	1,629,676
GEA Group AG	18,692	686,076
Hannover Rueck SE	7,346	1,751,151
Heidelberg Materials AG	17,644	1,436,572
HelloFresh SE†	18,904	288,490
Henkel AG & Co. KGaA	12,618	880,120
Henkel AG & Co. KGaA (Preference Shares)	20,621	1,620,599
Infineon Technologies AG	159,107	6,156,835
Knorr-Bremse AG	8,808	551,282
LEG Immobilien SE†	8,999	687,051
Mercedes-Benz Group AG	97,758	6,339,886
Merck KGaA	15,746	2,744,896
MTU Aero Engines AG	6,558	1,340,232
Muenchener Rueckversicherungs-Gesellschaft AG	16,627	7,072,893
Nemetschek SE	7,012	610,911
Porsche Automobil Holding SE (Preference Shares)	18,593	907,899
Puma SE	12,819	825,767
Rational AG	621	397,126
Rheinmetall AG	5,307	1,594,362
RWE AG	77,032	3,301,150
SAP SE	127,224	20,146,564
Sartorius AG (Preference Shares)	3,182	1,023,496
Scout24 SE*	9,107	634,430
Siemens AG	92,595	15,521,615
Siemens Energy AG†	63,085	747,108
Siemens Healthineers AG*	34,358	1,979,887

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Symrise AG	16,178	$ 1,817,327
Talanx AG	7,691	557,552
Telefonica Deutschland Holding AG	108,354	277,167
Volkswagen AG	3,583	464,112
Volkswagen AG (Preference Shares)	25,123	2,910,204
Vonovia SE	89,327	2,481,373
Wacker Chemie AG	2,216	270,881
Zalando SE*†	27,202	647,261
		160,450,003
Hong Kong — 1.7%
AIA Group, Ltd.	1,407,200	12,142,061
BOC Hong Kong Holdings, Ltd.	449,500	1,202,687
CLP Holdings, Ltd.	199,500	1,551,550
Galaxy Entertainment Group, Ltd.	266,000	1,375,751
Hang Lung Properties, Ltd.	219,000	292,699
Hang Seng Bank, Ltd.	92,900	1,028,747
Henderson Land Development Co., Ltd.	176,231	479,422
Hong Kong & China Gas Co., Ltd.	1,359,523	934,625
Hong Kong Exchanges & Clearing, Ltd.	146,700	5,205,950
Link REIT	308,080	1,522,396
MTR Corp., Ltd.	188,500	675,688
New World Development Co., Ltd.#	183,750	273,344
Power Assets Holdings, Ltd.	169,000	881,639
Sino Land Co., Ltd.	446,000	449,352
Sun Hung Kai Properties, Ltd.	176,500	1,731,943
Swire Pacific, Ltd., Class A	52,500	340,756
Swire Properties, Ltd.	142,000	275,954
Techtronic Industries Co., Ltd.	167,500	1,700,453
		32,065,017
Ireland — 0.9%
AIB Group PLC	175,481	812,561
Bank of Ireland Group PLC	128,736	1,203,710
CRH PLC	88,406	5,547,476
DCC PLC	11,990	808,606
Flutter Entertainment PLC†	21,514	3,354,629
James Hardie Industries PLC CDI†	53,676	1,727,924
Kerry Group PLC, Class A	19,419	1,568,832
Kingspan Group PLC	18,841	1,493,014
Smurfit Kappa Group PLC	31,588	1,196,548
		17,713,300
Isle of Man — 0.0%
Entain PLC	77,819	788,691
Israel — 0.6%
Azrieli Group, Ltd.	5,153	298,759
Bank Hapoalim BM	154,780	1,307,275
Bank Leumi Le-Israel BM	187,453	1,404,359
Check Point Software Technologies, Ltd.†	11,403	1,664,838
CyberArk Software, Ltd.†	5,088	1,013,886
Elbit Systems, Ltd.	3,231	643,212
Global-e Online, Ltd.†	11,007	376,990
ICL Group, Ltd.	93,927	471,806
Israel Discount Bank, Ltd., Class A	150,201	723,477
Mizrahi Tefahot Bank, Ltd.	18,737	667,968
Monday.com, Ltd.†	2,647	476,036
NICE, Ltd.†	7,714	1,481,700
Teva Pharmaceutical Industries, Ltd. ADR†	136,501	1,340,440
Wix.com, Ltd.†	6,554	665,231
		12,535,977
Security Description	Shares or Principal Amount	Value

Italy — 1.9%
Amplifon SpA#	15,119	$ 469,519
Assicurazioni Generali SpA	123,484	2,554,508
DiaSorin SpA#	2,727	258,068
Enel SpA	990,928	6,995,966
Eni SpA	287,916	4,753,601
FinecoBank Banca Fineco SpA	74,145	997,941
Infrastrutture Wireless Italiane SpA*	40,807	502,817
Intesa Sanpaolo SpA#	1,893,366	5,443,946
Mediobanca Banca di Credito Finanziario SpA#	67,027	786,132
Moncler SpA	25,094	1,389,779
Nexi SpA*†	71,668	557,776
Poste Italiane SpA*	63,437	681,950
Prysmian SpA	31,996	1,230,461
Recordati Industria Chimica e Farmaceutica SpA	12,696	610,412
Snam SpA	244,851	1,232,124
Telecom Italia SpA#†	1,209,874	351,098
Terna - Rete Elettrica Nazionale SpA	171,421	1,380,033
UniCredit SpA	224,632	6,109,134
		36,305,265
Japan — 22.1%
Advantest Corp.	93,200	2,942,595
Aeon Co., Ltd.	79,700	1,645,499
AGC, Inc.	23,600	854,796
Aisin Corp.	17,900	658,120
Ajinomoto Co., Inc.	54,900	2,046,253
ANA Holdings, Inc.#†	19,400	399,358
Asahi Group Holdings, Ltd.	58,700	2,159,777
Asahi Intecc Co., Ltd.#	26,400	510,425
Asahi Kasei Corp.	152,300	1,054,472
Astellas Pharma, Inc.	220,500	2,673,336
Azbil Corp.	14,000	450,614
Bandai Namco Holdings, Inc.	72,800	1,445,099
BayCurrent Consulting, Inc.	16,000	537,003
Bridgestone Corp.	69,600	2,862,679
Brother Industries, Ltd.	28,200	474,755
Canon, Inc.	121,900	3,130,132
Capcom Co., Ltd.	21,000	705,807
Central Japan Railway Co.	88,000	2,107,109
Chiba Bank, Ltd.	64,400	480,633
Chubu Electric Power Co., Inc.	78,200	963,654
Chugai Pharmaceutical Co., Ltd.	81,800	2,878,945
Concordia Financial Group, Ltd.	128,700	602,353
CyberAgent, Inc.	52,196	314,950
Dai Nippon Printing Co., Ltd.	26,600	745,109
Daifuku Co., Ltd.	36,873	692,146
Dai-ichi Life Holdings, Inc.	114,600	2,381,509
Daiichi Sankyo Co., Ltd.	225,400	6,081,209
Daikin Industries, Ltd.	32,100	4,796,813
Daito Trust Construction Co., Ltd.	7,600	835,559
Daiwa House Industry Co., Ltd.	72,300	2,047,671
Daiwa House REIT Investment Corp.	268	476,854
Daiwa Securities Group, Inc.	162,000	1,043,942
Denso Corp.	211,200	3,296,350
Dentsu Group, Inc.#	24,600	661,210
Disco Corp.	11,200	2,424,174
East Japan Railway Co.	36,800	1,984,460
Eisai Co., Ltd.	30,700	1,588,631
ENEOS Holdings, Inc.	349,800	1,378,815
FANUC Corp.	116,100	3,221,607
Fast Retailing Co., Ltd.	21,300	5,386,058
Fuji Electric Co., Ltd.	15,500	648,290
FUJIFILM Holdings Corp.	45,500	2,657,696

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Fujitsu, Ltd.	21,400	$ 3,048,482
GLP J-REIT	570	537,090
GMO Payment Gateway, Inc.	5,100	299,512
Hakuhodo DY Holdings, Inc.	26,100	196,375
Hamamatsu Photonics KK	17,000	671,469
Hankyu Hanshin Holdings, Inc.	27,800	838,350
Hikari Tsushin, Inc.	2,500	387,664
Hirose Electric Co., Ltd.	3,735	416,931
Hitachi Construction Machinery Co., Ltd.	13,100	338,854
Hitachi, Ltd.	114,300	7,929,148
Honda Motor Co., Ltd.	562,800	5,728,215
Hoshizaki Corp.	13,200	419,255
Hoya Corp.	43,100	4,844,607
Hulic Co., Ltd.#	46,600	461,411
Ibiden Co., Ltd.	13,700	653,397
Idemitsu Kosan Co., Ltd.	23,576	644,977
Iida Group Holdings Co., Ltd.	19,300	287,691
Inpex Corp.	118,300	1,667,658
Isuzu Motors, Ltd.	70,800	933,828
ITOCHU Corp.#	144,800	5,604,090
Japan Airlines Co., Ltd.	17,500	331,799
Japan Exchange Group, Inc.	61,000	1,242,135
Japan Metropolitan Fund Investment Corp.	849	564,053
Japan Post Bank Co., Ltd.	176,300	1,735,531
Japan Post Holdings Co., Ltd.	274,100	2,411,732
Japan Post Insurance Co., Ltd.	23,300	434,537
Japan Real Estate Investment Corp.	155	601,140
Japan Tobacco, Inc.	146,200	3,748,187
JFE Holdings, Inc.	59,700	877,823
JSR Corp.	21,500	590,068
Kajima Corp.	51,400	810,037
Kansai Electric Power Co., Inc.	85,500	1,136,655
Kao Corp.	56,800	2,182,199
Kawasaki Kisen Kaisha, Ltd.	16,700	584,489
KDDI Corp.	182,400	5,690,004
Keio Corp.	12,500	359,419
Keisei Electric Railway Co., Ltd.	15,700	631,134
Keyence Corp.	23,700	10,126,771
Kikkoman Corp.	16,500	1,008,853
Kintetsu Group Holdings Co., Ltd.#	22,000	615,216
Kirin Holdings Co., Ltd.	94,700	1,333,056
Kobayashi Pharmaceutical Co., Ltd.	6,201	285,248
Kobe Bussan Co., Ltd.#	18,240	480,298
Koei Tecmo Holdings Co., Ltd.	14,260	174,138
Koito Manufacturing Co., Ltd.	25,400	383,159
Komatsu, Ltd.	112,700	2,867,290
Konami Group Corp.	12,200	601,936
Kose Corp.	4,079	287,918
Kubota Corp.	123,300	1,762,260
Kurita Water Industries, Ltd.	12,700	448,689
Kyocera Corp.	39,100	2,159,915
Kyowa Kirin Co., Ltd.	32,800	539,145
Lasertec Corp.#	9,225	2,055,807
LIXIL Corp.	34,900	425,010
LY Corp.	324,400	942,173
M3, Inc.	53,600	884,114
Makita Corp.	27,200	719,903
Marubeni Corp.	175,900	2,737,092
MatsukiyoCocokara & Co.	41,700	718,204
Mazda Motor Corp.	69,000	734,632
McDonald's Holdings Co. Japan, Ltd.#	10,500	446,884
MEIJI Holdings Co., Ltd.	28,600	660,312
Security Description	Shares or Principal Amount	Value

Japan (continued)
Minebea Mitsumi, Inc.	44,100	$ 836,728
MISUMI Group, Inc.	34,600	560,097
Mitsubishi Chemical Group Corp.	155,500	1,015,795
Mitsubishi Corp.	140,100	6,507,005
Mitsubishi Electric Corp.	235,400	3,189,792
Mitsubishi Estate Co., Ltd.	137,100	1,846,217
Mitsubishi HC Capital, Inc.	98,300	639,421
Mitsubishi Heavy Industries, Ltd.	39,000	2,174,909
Mitsubishi UFJ Financial Group, Inc.	1,391,200	11,776,312
Mitsui & Co., Ltd.	160,000	5,818,967
Mitsui Chemicals, Inc.	20,700	604,274
Mitsui Fudosan Co., Ltd.	108,400	2,538,546
Mitsui OSK Lines, Ltd.	41,800	1,144,947
Mizuho Financial Group, Inc.	293,920	4,979,948
MonotaRO Co., Ltd.#	30,400	306,132
MS&AD Insurance Group Holdings, Inc.	52,100	1,944,350
Murata Manufacturing Co., Ltd.	210,000	4,084,278
NEC Corp.	29,900	1,661,783
Nexon Co., Ltd.	41,600	897,321
NGK Insulators, Ltd.	28,400	345,566
NIDEC Corp.	50,900	1,923,942
Nintendo Co., Ltd.	126,600	5,902,193
Nippon Building Fund, Inc.#	186	779,077
Nippon Express Holdings, Inc.	8,800	479,056
Nippon Paint Holdings Co., Ltd.	115,100	857,466
Nippon Prologis REIT, Inc.	277	523,882
Nippon Sanso Holdings Corp.	21,000	550,000
Nippon Steel Corp.	104,200	2,429,647
Nippon Telegraph & Telephone Corp.	3,640,600	4,250,559
Nippon Yusen KK#	59,000	1,581,451
Nissan Chemical Corp.	15,400	560,179
Nissan Motor Co., Ltd.	281,900	1,108,320
Nissin Foods Holdings Co., Ltd.	7,500	741,855
Nitori Holdings Co., Ltd.	9,800	1,127,668
Nitto Denko Corp.	17,300	1,226,963
Nomura Holdings, Inc.	366,200	1,500,022
Nomura Real Estate Holdings, Inc.	13,300	323,305
Nomura Real Estate Master Fund, Inc.	515	589,822
Nomura Research Institute, Ltd.	46,900	1,313,428
NTT Data Group Corp.	76,600	928,438
Obayashi Corp.	78,800	663,045
OBIC Co., Ltd.#	8,500	1,301,143
Odakyu Electric Railway Co., Ltd.	38,199	535,780
Oji Holdings Corp.	104,700	387,841
Olympus Corp.	154,300	2,254,241
Omron Corp.	21,400	894,770
Ono Pharmaceutical Co., Ltd.	47,100	864,421
Open House Group Co., Ltd.	9,500	264,508
Oracle Corp. Japan	4,700	362,502
Oriental Land Co., Ltd.	132,900	4,504,401
ORIX Corp.	142,900	2,600,942
Osaka Gas Co., Ltd.	45,500	883,853
Otsuka Corp.	13,800	561,736
Otsuka Holdings Co., Ltd.	47,600	1,826,497
Pan Pacific International Holdings Corp.	46,200	998,414
Panasonic Holdings Corp.	269,130	2,777,343
Persol Holdings Co., Ltd.	227,740	391,394
Rakuten Group, Inc.#	182,100	719,385
Recruit Holdings Co., Ltd.	175,583	6,519,523
Renesas Electronics Corp.†	155,100	2,723,613
Resona Holdings, Inc.	260,700	1,351,328
Ricoh Co., Ltd.	66,600	542,197
Rohm Co., Ltd.	42,800	815,671

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
SBI Holdings, Inc.	29,800	$ 644,601
SCSK Corp.	18,942	348,024
Secom Co., Ltd.	25,600	1,777,634
Seiko Epson Corp.	35,100	520,368
Sekisui Chemical Co., Ltd.	46,900	664,464
Sekisui House, Ltd.	72,700	1,485,285
Seven & i Holdings Co., Ltd.	91,800	3,402,408
SG Holdings Co., Ltd.	38,856	560,196
Sharp Corp.#†	31,700	197,906
Shimadzu Corp.	28,800	744,962
Shimano, Inc.	9,400	1,442,715
Shimizu Corp.	68,000	445,628
Shin-Etsu Chemical Co., Ltd.	221,900	7,800,774
Shionogi & Co., Ltd.	31,700	1,491,991
Shiseido Co., Ltd.	48,600	1,300,065
Shizuoka Financial Group, Inc.	57,000	459,814
SMC Corp.	7,000	3,515,109
SoftBank Corp.	350,100	4,246,964
SoftBank Group Corp.	125,400	5,091,785
Sompo Holdings, Inc.	36,000	1,640,712
Sony Group Corp.	153,600	13,281,748
Square Enix Holdings Co., Ltd.	10,400	359,995
Subaru Corp.	75,000	1,325,880
SUMCO Corp.	42,504	635,439
Sumitomo Chemical Co., Ltd.	170,900	435,146
Sumitomo Corp.	127,400	2,663,834
Sumitomo Electric Industries, Ltd.	86,800	1,073,730
Sumitomo Metal Mining Co., Ltd.	30,000	868,474
Sumitomo Mitsui Financial Group, Inc.	154,800	7,578,163
Sumitomo Mitsui Trust Holdings, Inc.	39,900	1,496,048
Sumitomo Realty & Development Co., Ltd.	34,700	976,918
Suntory Beverage & Food, Ltd.	16,900	529,821
Suzuki Motor Corp.	44,900	1,823,438
Sysmex Corp.	20,400	1,125,674
T&D Holdings, Inc.	60,800	896,663
Taisei Corp.	20,600	699,033
Takeda Pharmaceutical Co., Ltd.	192,800	5,416,242
TDK Corp.	47,400	2,196,398
Terumo Corp.	82,000	2,609,443
TIS, Inc.	26,756	564,319
Tobu Railway Co., Ltd.	22,900	564,545
Toho Co., Ltd.	13,600	470,670
Tokio Marine Holdings, Inc.	219,600	5,403,351
Tokyo Electric Power Co. Holdings, Inc.†	185,400	788,944
Tokyo Electron, Ltd.	57,500	9,317,668
Tokyo Gas Co., Ltd.	47,700	1,102,576
Tokyu Corp.	60,900	712,882
Toppan Holdings, Inc.	30,000	700,931
Toray Industries, Inc.	168,400	871,305
Toshiba Corp.†	50,200	1,557,534
Tosoh Corp.	31,600	419,245
TOTO, Ltd.	16,100	412,328
Toyota Industries Corp.	17,900	1,535,131
Toyota Motor Corp.	1,292,000	24,352,448
Toyota Tsusho Corp.	25,900	1,430,737
Trend Micro, Inc.	16,200	821,036
Unicharm Corp.	49,200	1,580,599
USS Co., Ltd.	24,999	487,806
Welcia Holdings Co., Ltd.	11,500	200,432
West Japan Railway Co.	26,700	1,052,981
Yakult Honsha Co., Ltd.	31,200	695,087
Yamaha Corp.	17,100	399,185
Security Description	Shares or Principal Amount	Value

Japan (continued)
Yamaha Motor Co., Ltd.#	36,300	$ 924,761
Yamato Holdings Co., Ltd.	32,400	574,419
Yaskawa Electric Corp.#	29,100	1,113,478
Yokogawa Electric Corp.	27,700	523,322
Zensho Holdings Co., Ltd.	11,300	626,050
ZOZO, Inc.	17,093	360,283
		427,136,190
Jersey — 0.6%
Experian PLC	112,092	4,108,049
Glencore PLC	1,283,223	7,157,178
WPP PLC	130,484	1,164,307
		12,429,534
Luxembourg — 0.2%
ArcelorMittal SA	62,341	1,566,846
Eurofins Scientific SE	16,382	951,506
Tenaris SA	57,338	982,996
		3,501,348
Netherlands — 6.0%
ABN AMRO Bank NV CVA*	49,041	657,389
Adyen NV*#†	2,645	3,083,499
AerCap Holdings NV†	21,269	1,450,971
Airbus SE	72,224	10,707,480
Akzo Nobel NV	20,784	1,594,044
Argenx SE†	6,817	3,023,033
ASM International NV	5,721	2,931,195
ASML Holding NV	49,116	33,307,320
ASR Nederland NV	19,475	896,063
BE Semiconductor Industries NV#	9,392	1,313,170
CNH Industrial NV	124,674	1,321,793
Davide Campari-Milano NV#	63,470	692,253
Euronext NV*	10,404	862,947
EXOR NV	13,168	1,279,970
Ferrari NV	15,357	5,526,344
Ferrovial SE#	62,040	2,144,771
Heineken Holding NV	15,791	1,225,541
Heineken NV	35,089	3,204,510
IMCD NV	6,920	1,066,215
ING Groep NV	440,984	6,181,586
JDE Peet's NV#	15,261	408,978
Koninklijke Ahold Delhaize NV	118,470	3,425,036
Koninklijke KPN NV	392,178	1,343,410
Koninklijke Philips NV†	113,028	2,309,293
NN Group NV	30,447	1,156,310
OCI NV	12,810	275,248
Prosus NV	186,240	6,162,759
QIAGEN NV†	27,783	1,138,604
Randstad NV	13,402	795,051
Stellantis NV	269,549	5,839,331
STMicroelectronics NV	83,270	3,938,737
Universal Music Group NV	99,824	2,633,881
Wolters Kluwer NV	31,375	4,313,360
		116,210,092
New Zealand — 0.3%
Auckland International Airport, Ltd.#	152,009	741,368
EBOS Group, Ltd.#	18,611	424,044
Fisher & Paykel Healthcare Corp., Ltd.#	70,349	1,020,641
Mercury NZ, Ltd.#	84,194	323,005
Meridian Energy, Ltd.	156,828	503,637

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
New Zealand (continued)
Spark New Zealand, Ltd.#	224,786	$ 717,724
Xero, Ltd.†	17,522	1,193,078
		4,923,497
Norway — 0.6%
Adevinta ASA†	35,385	365,625
Aker BP ASA	38,371	1,099,714
DNB Bank ASA	112,950	2,151,488
Equinor ASA	109,765	3,531,365
Gjensidige Forsikring ASA	24,285	408,717
Kongsberg Gruppen ASA	10,765	462,042
Mowi ASA	53,371	948,548
Norsk Hydro ASA	161,649	937,927
Orkla ASA	91,197	671,254
Salmar ASA	8,812	482,789
Telenor ASA	84,963	913,239
Yara International ASA	20,104	680,603
		12,653,311
Portugal — 0.2%
EDP - Energias de Portugal SA	382,321	1,825,679
Galp Energia SGPS SA	59,749	888,078
Jeronimo Martins SGPS SA	34,385	849,618
		3,563,375
Singapore — 1.2%
CapitaLand Ascendas REIT	454,724	965,400
CapitaLand Integrated Commercial Trust	645,868	878,732
CapitaLand Investment, Ltd.	315,900	715,539
City Developments, Ltd.	60,700	284,056
DBS Group Holdings, Ltd.	220,700	5,236,614
Genting Singapore, Ltd.	734,200	502,200
Jardine Cycle & Carriage, Ltd.	12,000	255,842
Keppel Corp., Ltd.	176,800	881,555
Keppel REIT	35,360	22,865
Mapletree Logistics Trust	419,678	505,107
Mapletree Pan Asia Commercial Trust	286,300	293,213
Oversea-Chinese Banking Corp., Ltd.	412,600	3,867,836
Seatrium, Ltd.†	5,403,901	424,168
Sembcorp Industries, Ltd.	108,893	418,412
Singapore Airlines, Ltd.#	181,349	859,500
Singapore Exchange, Ltd.	104,100	733,844
Singapore Technologies Engineering, Ltd.	189,600	525,840
Singapore Telecommunications, Ltd.	1,006,000	1,737,206
United Overseas Bank, Ltd.	154,100	3,135,682
UOL Group, Ltd.	56,400	248,755
Wilmar International, Ltd.	233,300	633,086
		23,125,452
Spain — 2.6%
Acciona SA#	2,997	422,460
ACS Actividades de Construccion y Servicios SA#	26,598	1,061,088
Aena SME SA*	9,138	1,571,084
Amadeus IT Group SA	54,887	3,753,151
Banco Bilbao Vizcaya Argentaria SA	726,805	6,729,332
Banco Santander SA	1,971,799	8,158,103
CaixaBank SA	502,713	2,260,497
Cellnex Telecom SA*	68,859	2,626,355
Corp. ACCIONA Energias Renovables SA#	7,996	237,087
EDP Renovaveis SA#	37,427	682,383
Enagas SA#	30,221	552,646
Endesa SA#	38,567	805,390
Grifols SA†	36,219	511,137
Security Description	Shares or Principal Amount	Value

Spain (continued)
Iberdrola SA	741,759	$ 9,160,011
Industria de Diseno Textil SA	132,901	5,472,594
Naturgy Energy Group SA#	15,305	456,804
Redeia Corp. SA	49,275	824,920
Repsol SA	155,632	2,378,453
Telefonica SA#	631,120	2,716,297
		50,379,792
SupraNational — 0.0%
Unibail-Rodamco-Westfield †	14,321	910,052
Sweden — 2.9%
Alfa Laval AB	35,178	1,310,815
Assa Abloy AB, Class B	122,115	3,123,821
Atlas Copco AB, Class A	327,286	5,044,565
Atlas Copco AB, Class B	190,136	2,506,148
Beijer Ref AB	46,895	518,332
Boliden AB	33,210	884,955
Epiroc AB, Class A	80,302	1,495,356
Epiroc AB, Class B	47,352	744,277
EQT AB	43,180	1,017,436
Essity AB, Class B	74,213	1,854,636
Evolution AB*	22,328	2,311,472
Fastighets AB Balder, Class B†	79,164	466,216
Getinge AB, Class B	27,774	589,648
H & M Hennes & Mauritz AB, Class B	78,691	1,257,839
Hexagon AB, Class B	252,952	2,526,173
Holmen AB, Class B	11,391	477,051
Husqvarna AB, Class B	42,603	324,961
Industrivarden AB, Class A	15,806	474,606
Industrivarden AB, Class C	18,748	563,659
Indutrade AB	33,178	726,486
Investment AB Latour, Class B	17,978	402,044
Investor AB, Class B	210,877	4,372,567
L E Lundbergforetagen AB, Class B	9,228	448,226
Lifco AB, Class B	28,305	613,586
Nibe Industrier AB, Class B	184,016	1,085,467
Saab AB, Series B	9,723	499,114
Sagax AB, Class B	24,031	544,272
Sandvik AB	129,904	2,560,014
Securitas AB, Class B	59,717	536,912
Skandinaviska Enskilda Banken AB, Class A	193,337	2,337,589
Skanska AB, Class B	41,312	662,713
SKF AB, Class B	41,376	776,398
Svenska Cellulosa AB SCA, Class B	73,567	1,091,539
Svenska Handelsbanken AB, Class A	177,707	1,681,668
Swedbank AB, Class A	103,439	1,894,200
Swedish Orphan Biovitrum AB†	23,843	566,572
Tele2 AB, Class B	64,868	508,006
Telefonaktiebolaget LM Ericsson, Class B	356,767	1,764,832
Telia Co. AB	287,442	681,395
Volvo AB, Class A	24,317	573,668
Volvo AB, Class B	183,891	4,258,560
Volvo Car AB, Class B†	72,356	235,380
		56,313,174
Switzerland — 9.7%
Avolta †	11,752	409,716
ABB, Ltd.	194,900	7,725,224
Adecco Group AG	19,428	933,352
Alcon, Inc.	60,881	4,582,934
Bachem Holding AG#	4,098	304,180
Baloise Holding AG	5,561	850,312
Banque Cantonale Vaudoise#	3,657	445,589

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Barry Callebaut AG	433	$ 720,430
BKW AG	2,564	452,074
Chocoladefabriken Lindt & Spruengli AG	13	1,588,444
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)#	117	1,445,632
Cie Financiere Richemont SA, Class A	63,598	7,930,686
Clariant AG	26,198	391,010
Coca-Cola HBC AG	26,922	746,369
DSM-Firmenich AG	22,658	2,142,496
EMS-Chemie Holding AG	852	603,707
Geberit AG	4,073	2,276,266
Givaudan SA	1,125	4,203,494
Helvetia Holding AG	4,507	616,065
Holcim AG	63,502	4,662,760
Julius Baer Group, Ltd.	25,098	1,267,941
Kuehne & Nagel International AG	6,620	1,914,108
Logitech International SA	20,036	1,744,370
Lonza Group AG	9,073	3,506,113
Nestle SA	325,300	36,905,967
Novartis AG	249,729	24,274,218
Partners Group Holding AG	2,765	3,638,989
Roche Holding AG	85,597	23,073,166
Roche Holding AG (BR)#	3,886	1,108,511
Sandoz Group AG†	49,945	1,426,430
Schindler Holding AG	2,851	610,115
Schindler Holding AG (Participation Certificate)	4,944	1,105,159
SGS SA	18,263	1,549,550
SIG Group AG	37,133	866,733
Sika AG	17,832	4,830,136
Sonova Holding AG	6,334	1,824,904
Straumann Holding AG	13,599	1,867,397
Swatch Group AG	3,513	920,673
Swatch Group AG (TRQX)	6,389	320,289
Swiss Life Holding AG	3,596	2,302,064
Swiss Prime Site AG	9,315	936,074
Swiss Re AG	36,748	4,332,798
Swisscom AG	3,156	1,839,468
Temenos AG	7,744	654,574
UBS Group AG	400,714	11,270,510
VAT Group AG*	3,290	1,527,218
Zurich Insurance Group AG	18,331	9,166,547
		187,814,762
United Kingdom — 13.5%
3i Group PLC	118,585	3,341,473
Abrdn PLC#	237,330	488,226
Admiral Group PLC	25,774	878,861
Anglo American PLC	154,816	4,186,482
Antofagasta PLC	47,882	851,419
Ashtead Group PLC	53,389	3,210,305
Associated British Foods PLC	42,368	1,271,932
AstraZeneca PLC	188,830	24,139,200
Auto Trader Group PLC*	111,540	1,020,617
Aviva PLC	333,618	1,758,409
BAE Systems PLC	371,396	4,923,121
Barclays PLC	1,895,241	3,374,588
Barratt Developments PLC	119,503	775,152
Berkeley Group Holdings PLC	12,971	759,156
BP PLC	2,114,060	12,786,669
British American Tobacco PLC	258,844	8,208,649
BT Group PLC#	786,752	1,220,685
Bunzl PLC	41,173	1,560,404
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
Burberry Group PLC	45,924	$ 848,489
Centrica PLC	677,946	1,275,678
Coca-Cola Europacific Partners PLC	25,157	1,525,520
Compass Group PLC	211,210	5,340,838
Croda International PLC	16,955	959,792
Diageo PLC	273,775	9,551,404
Endeavour Mining PLC	22,541	523,322
GSK PLC	498,916	8,940,178
Haleon PLC	675,058	2,812,774
Halma PLC	46,098	1,240,165
Hargreaves Lansdown PLC	43,195	391,754
Hikma Pharmaceuticals PLC	20,098	437,299
HSBC Holdings PLC	2,408,393	18,306,695
Imperial Brands PLC	105,189	2,452,074
Informa PLC	170,519	1,599,468
InterContinental Hotels Group PLC	20,509	1,583,529
Intertek Group PLC	19,597	985,898
J Sainsbury PLC	201,840	728,510
JD Sports Fashion PLC	314,675	623,899
Johnson Matthey PLC	22,275	435,876
Kingfisher PLC	232,084	642,829
Land Securities Group PLC	85,538	674,057
Legal & General Group PLC	728,308	2,108,303
Lloyds Banking Group PLC	7,846,380	4,305,989
London Stock Exchange Group PLC	51,736	5,816,872
M&G PLC	272,268	719,072
Melrose Industries PLC	164,657	1,078,020
Mondi PLC	58,957	1,047,233
National Grid PLC	448,605	5,819,155
NatWest Group PLC	708,132	1,858,586
Next PLC	14,676	1,469,247
Ocado Group PLC#†	70,247	532,100
Pearson PLC	78,259	925,935
Persimmon PLC	38,782	612,738
Phoenix Group Holdings PLC	91,109	535,075
Prudential PLC	335,439	3,654,587
Reckitt Benckiser Group PLC	87,418	5,957,276
RELX PLC	230,718	8,854,601
Rentokil Initial PLC	307,030	1,661,683
Rio Tinto PLC	137,171	9,349,526
Rolls-Royce Holdings PLC†	1,025,450	3,479,827
Sage Group PLC	124,889	1,782,415
Schroders PLC	97,871	496,206
Segro PLC	141,749	1,453,439
Severn Trent PLC	30,735	1,009,224
Shell PLC	816,827	26,398,789
Smith & Nephew PLC	106,409	1,374,929
Smiths Group PLC	42,769	889,816
Spirax-Sarco Engineering PLC	8,958	1,045,858
SSE PLC	132,844	3,073,264
St. James's Place PLC	66,552	544,944
Standard Chartered PLC	288,982	2,383,038
Taylor Wimpey PLC	428,863	701,407
Tesco PLC	873,370	3,151,189
Unilever PLC	306,419	14,581,876
United Utilities Group PLC	82,797	1,140,390
Vodafone Group PLC	2,801,606	2,522,861
Whitbread PLC	24,110	940,828
Wise PLC, Class A†	74,651	735,850
		260,647,544

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States — 0.1%
Newmont Corp.	43,579	$ 1,734,024
Total Long-Term Investment Securities (cost $1,614,322,102)		1,876,747,349
SHORT-TERM INVESTMENTS — 2.7%
U.S. Government — 1.4%
United States Treasury Bills
5.25%, 02/08/2024	$20,000,000	19,799,134
5.26%, 01/18/2024(1)	3,750,000	3,723,704
5.28%, 12/21/2023(1)	2,450,000	2,442,831
		25,965,669
Unaffiliated Investment Companies — 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio 5.36%(2)(3)	25,253,099	25,253,099
Total Short-Term Investments (cost $51,218,537)		51,218,768
REPURCHASE AGREEMENTS — 1.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 11/30/2023, to be repurchased 12/01/2023 in the amount of $21,588,107 and collateralized by $22,349,200 of United States Treasury Notes, bearing interest at 3.75% due 04/15/2026 and having an approximate value of $22,018,899 (cost $21,587,148)	21,587,148	21,587,148
TOTAL INVESTMENTS (cost $1,687,127,787)(4)	100.8%	1,949,553,265
Other assets less liabilities	(0.8)	(14,991,599)
NET ASSETS	100.0%	$1,934,561,666
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Equities Index Fund has no right to demand registration of these securities. At November 30, 2023, the aggregate value of these securities was $25,660,618 representing 1.3% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of November 30, 2023.
(3)	At November 30, 2023, the Fund had loaned securities with a total value of $41,670,702. This was secured by collateral of $25,253,099, which was received in cash and subsequently invested in short-term investments currently valued at $25,253,099 as reported in the Portfolio of Investments. Additional collateral of $18,920,392 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2023
United States Treasury Bills	0.00%	12/21/2023 to 02/08/2024	$ 19,609
United States Treasury Notes/Bonds	0.13% to 6.13%	12/15/2023 to 02/15/2053	18,900,783
(4)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
BR—Bearer Shares
CDI—Chess Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)
TRQX—Turquoise Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
542	Long	MSCI EAFE Index	December 2023	$56,851,429	$57,630,860	$779,431
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,876,747,349	$ —	$—	$1,876,747,349
Short-Term Investments:
U.S. Government	—	25,965,669	—	25,965,669
Other Short-Term Investments	25,253,099	—	—	25,253,099
Repurchase Agreements	—	21,587,148	—	21,587,148
Total Investments at Value	$1,902,000,448	$47,552,817	$—	$1,949,553,265
Other Financial Instruments:†
Futures Contracts	$ 779,431	$ —	$—	$ 779,431
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I International Government Bond Fund
PORTFOLIO PROFILE — November 30, 2023— (unaudited)

Industry Allocation*
Foreign Government Obligations	60.1%
U.S. Government & Agency Obligations	28.8
Electric	1.9
Oil & Gas	1.7
Banks	1.0
Internet	0.9
Diversified Financial Services	0.8
Commercial Services	0.4
Short-Term Investments	0.4
Mining	0.3
Investment Companies	0.3
Energy-Alternate Sources	0.3
Computers	0.3
Transportation	0.3
Forest Products & Paper	0.3
Food	0.2
98.0%
Country Allocation*
United States	29.5%
Japan	7.0
France	5.0
Italy	4.7
Germany	3.8
United Kingdom	3.2
Spain	3.0
Australia	2.9
Mexico	2.3
Netherlands	2.2
Indonesia	1.7
United Arab Emirates	1.7
Canada	1.7
Colombia	1.6
Belgium	1.5
Finland	1.4
Dominican Republic	1.3
Cayman Islands	1.1
Hungary	1.1
Austria	1.1
Ivory Coast	1.1
Egypt	1.0
Turkey	1.0
Panama	1.0
Guatemala	0.9
Qatar	0.9
Mauritius	0.9
Saudi Arabia	0.9
Singapore	0.8
Paraguay	0.8
Chile	0.8
Norway	0.7
Philippines	0.7
Oman	0.7
Morocco	0.7
Bahrain	0.6
Poland	0.6
South Africa	0.5
Luxembourg	0.5
Senegal	0.5
Peru	0.5
Argentina	0.4
Sweden	0.4
Israel	0.4
Uzbekistan	0.3

Costa Rica	0.3%
Brazil	0.3
Jordan	0.3
Malaysia	0.3
British Virgin Islands	0.3
El Salvador	0.3
Angola	0.3
Ecuador	0.3
Pakistan	0.2
98.0%
Credit Quality†#
Aaa	38.1%
Aa	11.6
A	10.0
Baa	16.3
Ba	6.9
B	2.6
Caa	1.6
Not Rated@	12.9
100.0%

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 8.7%
British Virgin Islands — 0.3%
China Cinda 2020 I Management, Ltd.
2.50%, 01/20/2028	$ 200,000	$ 175,168
Cayman Islands — 1.1%
Alibaba Group Holding, Ltd.
2.70%, 02/09/2041	200,000	127,507
GACI First Investment Co.
5.00%, 10/13/2027	200,000	198,636
Grupo Aval, Ltd.
4.38%, 02/04/2030*#	255,000	201,693
Meituan
3.05%, 10/28/2030	200,000	163,245
		691,081
Chile — 0.3%
Celulosa Arauco y Constitucion SA
5.50%, 04/30/2049	200,000	156,270
Colombia — 0.5%
Ecopetrol SA
6.88%, 04/29/2030	300,000	285,799
Indonesia — 0.3%
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
6.53%, 11/15/2028	200,000	205,560
Israel — 0.4%
Bank Leumi Le-Israel BM
3.28%, 01/29/2031*	250,000	222,500
Luxembourg — 0.5%
Minerva Luxembourg SA
4.38%, 03/18/2031*	200,000	158,275
Rumo Luxembourg SARL
4.20%, 01/18/2032	200,000	163,000
		321,275
Malaysia — 0.3%
CIMB Bank Bhd
2.13%, 07/20/2027	200,000	179,445
Mauritius — 0.9%
Greenko Solar Mauritius, Ltd.
5.95%, 07/29/2026	200,000	189,000
India Clean Energy Holdings
4.50%, 04/18/2027	400,000	332,400
		521,400
Mexico — 0.9%
Petroleos Mexicanos
6.63%, 06/15/2038	300,000	196,161
6.70%, 02/16/2032	200,000	156,097
6.75%, 09/21/2047	300,000	183,578
		535,836
Netherlands — 0.7%
Minejesa Capital BV
5.63%, 08/10/2037	250,000	203,761
Prosus NV
4.99%, 01/19/2052	300,000	211,149
		414,910
Peru — 0.5%
Orazul Energy Peru SA
5.63%, 04/28/2027	300,000	276,000
Security Description		Shares or Principal Amount	Value

Qatar — 0.3%
QatarEnergy
2.25%, 07/12/2031		$ 200,000	$ 163,644
Singapore — 0.8%
BOC Aviation, Ltd.
4.50%, 05/23/2028		300,000	289,068
LLPL Capital Pte, Ltd.
6.88%, 02/04/2039		241,380	225,063
			514,131
United Arab Emirates — 0.6%
Abu Dhabi National Energy Co. PJSC
3.40%, 04/29/2051		200,000	136,155
DP World, Ltd.
5.63%, 09/25/2048		250,000	221,230
			357,385
United States — 0.3%
Wipro IT Services LLC
1.50%, 06/23/2026		200,000	181,672
Total Corporate Bonds & Notes (cost $5,600,587)			5,202,076
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 28.8%
United States — 28.8%
United States Treasury Bonds
1.88%, 02/15/2041		940,000	625,724
2.00%, 11/15/2041 to 08/15/2051		1,510,000	944,923
2.88%, 05/15/2043 to 05/15/2049		970,000	730,312
3.00%, 02/15/2047		500,000	378,438
3.38%, 05/15/2044 to 11/15/2048		1,090,000	889,735
3.75%, 11/15/2043		470,000	410,259
United States Treasury Notes
0.25%, 07/31/2025		935,000	866,957
0.88%, 09/30/2026 to 11/15/2030		1,500,000	1,247,714
1.00%, 12/15/2024		500,000	479,004
1.13%, 02/15/2031		500,000	403,047
1.88%, 02/28/2029		1,000,000	884,961
2.00%, 08/15/2025#		1,000,000	954,102
2.13%, 05/15/2025#		470,000	451,475
2.25%, 11/15/2024#		400,000	388,906
2.38%, 05/15/2027 to 03/31/2029		2,120,000	1,953,723
2.50%, 05/15/2024		1,200,000	1,184,859
2.75%, 08/15/2032		1,000,000	883,086
2.88%, 05/15/2028		900,000	846,492
3.00%, 07/31/2024		1,000,000	985,078
3.38%, 05/15/2033		500,000	462,031
3.50%, 02/15/2033		500,000	467,266
3.75%, 06/30/2030		400,000	385,781
4.13%, 11/15/2032#		450,000	441,756
Total U.S. Government & Agency Obligations (cost $19,142,740)			17,265,629
FOREIGN GOVERNMENT OBLIGATIONS — 60.1%
Angola — 0.3%
Republic of Angola
9.38%, 05/08/2048		200,000	154,456
Argentina — 0.4%
Republic of Argentina
3.63%, 07/09/2035(1)		800,000	258,113
Australia — 2.9%
Commonwealth of Australia
0.50%, 09/21/2026	AUD	500,000	299,889

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Australia (continued)
1.25%, 05/21/2032	AUD	1,000,000	$ 516,140
2.75%, 11/21/2027	AUD	350,000	220,461
3.00%, 11/21/2033 to 03/21/2047	AUD	1,259,000	689,125
			1,725,615
Austria — 1.1%
Republic of Austria
0.75%, 10/20/2026*	EUR	655,000	671,897
Bahrain — 0.6%
Kingdom of Bahrain
6.25%, 01/25/2051		$ 200,000	158,579
7.75%, 04/18/2035		200,000	204,390
			362,969
Belgium — 1.5%
Kingdom of Belgium
0.90%, 06/22/2029*	EUR	935,000	922,582
Brazil — 0.3%
Federal Republic of Brazil
6.00%, 10/20/2033		200,000	194,551
Canada — 1.7%
Government of Canada
1.00%, 09/01/2026	CAD	515,000	351,272
1.25%, 03/01/2025	CAD	935,000	662,434
			1,013,706
Chile — 0.5%
Republic of Chile
4.95%, 01/05/2036		300,000	284,997
Colombia — 1.1%
Republic of Colombia
4.50%, 03/15/2029		500,000	447,856
8.75%, 11/14/2053		200,000	212,488
			660,344
Costa Rica — 0.3%
Republic of Costa Rica
6.55%, 04/03/2034*		200,000	201,250
Dominican Republic — 1.3%
Dominican Republic
4.88%, 09/23/2032		400,000	344,960
5.50%, 02/22/2029		300,000	283,312
5.88%, 01/30/2060		200,000	160,459
			788,731
Ecuador — 0.3%
Republic of Ecuador
2.50%, 07/31/2040(1)		250,000	77,500
3.50%, 07/31/2035(1)		220,000	76,950
			154,450
Egypt — 1.0%
Arab Republic of Egypt
5.63%, 04/16/2030	EUR	250,000	162,684
7.50%, 02/16/2061		200,000	108,500
7.60%, 03/01/2029		300,000	210,942
7.63%, 05/29/2032		200,000	126,979
			609,105
Security Description		Shares or Principal Amount	Value

El Salvador — 0.3%
Republic of El Salvador
9.50%, 07/15/2052		$ 200,000	$ 156,848
Finland — 1.4%
Republic of Finland
0.13%, 04/15/2052*	EUR	600,000	287,549
0.50%, 09/15/2028*	EUR	560,000	548,677
			836,226
France — 5.0%
Government of France
0.75%, 11/25/2028	EUR	500,000	494,811
1.25%, 05/25/2034	EUR	470,000	429,093
1.25%, 05/25/2036*	EUR	935,000	815,078
1.75%, 05/25/2066*	EUR	235,000	162,017
3.50%, 04/25/2026	EUR	1,000,000	1,103,882
			3,004,881
Germany — 3.8%
Federal Republic of Germany
0.50%, 02/15/2026	EUR	468,000	485,582
2.30%, 02/15/2033	EUR	400,000	431,007
4.75%, 07/04/2034 to 07/04/2040	EUR	610,000	840,751
6.50%, 07/04/2027	EUR	400,000	493,778
			2,251,118
Guatemala — 0.9%
Republic of Guatemala
4.90%, 06/01/2030		400,000	366,553
6.60%, 06/13/2036*		200,000	192,541
			559,094
Hungary — 1.1%
Republic of Hungary
6.75%, 09/25/2052*		200,000	203,484
7.63%, 03/29/2041		430,000	475,818
			679,302
Indonesia — 1.4%
Perusahaan Penerbit SBSN Indonesia III
5.60%, 11/15/2033*		200,000	203,986
Republic of Indonesia
2.15%, 07/28/2031		400,000	323,257
4.13%, 01/15/2025		200,000	197,777
8.50%, 10/12/2035		100,000	126,231
			851,251
Italy — 4.7%
Republic of Italy
2.00%, 02/01/2028	EUR	465,000	478,519
2.70%, 03/01/2047*	EUR	470,000	374,948
3.00%, 08/01/2029	EUR	180,000	189,850
3.50%, 03/01/2030*	EUR	500,000	538,519
4.00%, 02/01/2037*	EUR	250,000	262,138
4.35%, 11/01/2033	EUR	500,000	553,448
4.75%, 09/01/2028*	EUR	140,000	160,719
6.00%, 05/01/2031	EUR	200,000	248,318
			2,806,459
Ivory Coast — 1.1%
Republic of Ivory Coast
6.13%, 06/15/2033		400,000	350,808
6.38%, 03/03/2028		300,000	288,234
			639,042

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Japan — 7.0%
Government of Japan
1.40%, 09/20/2034	JPY	75,000,000	$ 538,517
1.50%, 03/20/2034	JPY	90,000,000	653,189
1.70%, 09/20/2032	JPY	60,000,000	442,606
1.90%, 09/20/2042	JPY	55,000,000	402,677
2.00%, 09/20/2041	JPY	100,000,000	745,805
2.30%, 12/20/2036 to 03/20/2039	JPY	180,000,000	1,410,238
			4,193,032
Jordan — 0.3%
Kingdom of Jordan
4.95%, 07/07/2025		$ 200,000	194,000
Mexico — 1.4%
United Mexican States
2.66%, 05/24/2031		200,000	163,454
4.88%, 05/19/2033		200,000	185,805
8.50%, 05/31/2029	MXN	6,000,000	334,395
10.00%, 12/05/2024	MXN	3,000,000	171,108
			854,762
Morocco — 0.7%
Kingdom of Morocco
3.00%, 12/15/2032		500,000	392,690
Netherlands — 1.5%
Kingdom of the Netherlands
0.25%, 07/15/2029*	EUR	935,000	893,982
Norway — 0.7%
Norway Government Bond
1.50%, 02/19/2026*	NOK	5,000,000	438,805
Oman — 0.7%
Sultanate of Oman
5.38%, 03/08/2027		400,000	396,704
Pakistan — 0.2%
Islamic Republic of Pakistan
6.00%, 04/08/2026		200,000	135,624
Panama — 1.0%
Republic of Panama
3.75%, 03/16/2025		200,000	192,793
4.50%, 04/01/2056		300,000	189,102
6.70%, 01/26/2036		200,000	190,141
			572,036
Paraguay — 0.8%
Republic of Paraguay
5.00%, 04/15/2026		277,000	271,920
5.85%, 08/21/2033*		200,000	193,528
			465,448
Philippines — 0.7%
Republic of the Philippines
5.00%, 07/17/2033		200,000	197,513
ROP Sukuk Trust
5.05%, 06/06/2029*		200,000	199,722
			397,235
Poland — 0.6%
Republic of Poland
4.00%, 01/22/2024		180,000	179,444
5.50%, 04/04/2053		170,000	163,888
			343,332
Security Description		Shares or Principal Amount	Value

Qatar — 0.6%
State of Qatar
3.38%, 03/14/2024		$ 200,000	$ 198,500
4.40%, 04/16/2050		200,000	167,250
			365,750
Saudi Arabia — 0.9%
Kingdom of Saudi Arabia
3.45%, 02/02/2061		300,000	189,642
4.63%, 10/04/2047		400,000	328,756
			518,398
Senegal — 0.5%
Republic of Senegal
6.75%, 03/13/2048		400,000	281,080
South Africa — 0.5%
Republic of South Africa
5.65%, 09/27/2047		200,000	144,030
5.88%, 06/22/2030		200,000	185,346
			329,376
Spain — 3.0%
Kingdom of Spain
1.00%, 10/31/2050*	EUR	470,000	259,530
1.30%, 10/31/2026*	EUR	655,000	679,001
5.75%, 07/30/2032	EUR	400,000	514,035
6.00%, 01/31/2029	EUR	281,000	348,359
			1,800,925
Sweden — 0.4%
Kingdom of Sweden
0.75%, 05/12/2028	SEK	2,620,000	230,205
Turkey — 1.0%
Republic of Turkey
4.88%, 04/16/2043		200,000	130,774
6.88%, 03/17/2036		200,000	176,500
9.38%, 01/19/2033		200,000	212,520
11.88%, 01/15/2030		50,000	59,874
			579,668
United Arab Emirates — 1.1%
Emirate of Abu Dhabi
2.13%, 09/30/2024		270,000	262,246
2.70%, 09/02/2070		400,000	226,950
3.13%, 10/11/2027		200,000	188,660
			677,856
United Kingdom — 3.2%
United Kingdom Gilt Treasury
0.88%, 01/31/2046	GBP	468,000	284,388
1.00%, 01/31/2032	GBP	400,000	396,806
1.13%, 01/31/2039	GBP	1,000,000	794,459
1.25%, 07/22/2027	GBP	374,000	427,103
			1,902,756
Uzbekistan — 0.3%
Republic of Uzbekistan
7.85%, 10/12/2028*		200,000	202,763
Total Foreign Government Obligations (cost $40,492,778)			35,953,414
Total Long-Term Investment Securities (cost $65,236,105)			58,421,119

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.4%
Unaffiliated Investment Companies — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio 5.36%(2)(3) (cost $211,013)	211,013	$ 211,013
TOTAL INVESTMENTS (cost $65,447,118)(4)	98.0%	58,632,132
Other assets less liabilities	2.0	1,211,578
NET ASSETS	100.0%	$59,843,710
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Government Bond Fund has no right to demand registration of these securities. At November 30, 2023, the aggregate value of these securities was $8,995,184 representing 15.0% of net assets.
#	The security or a portion thereof is out on loan (see Note 2).
(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of November 30, 2023.
(2)	The rate shown is the 7-day yield as of November 30, 2023.
(3)	At November 30, 2023, the Fund had loaned securities with a total value of $2,449,209. This was secured by collateral of $211,013, which was received in cash and subsequently invested in short-term investments currently valued at $211,013 as reported in the Portfolio of Investments. Additional collateral of $2,350,755 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2023
Federal Home Loan Mtg. Corp.	1.50% to 5.86%	11/25/2033 to 01/15/2055	$ 360,455
Federal National Mtg. Assoc.	1.50% to 5.50%	01/25/2027 to 12/25/2057	146,851
Government National Mtg. Assoc.	1.00% to 6.50%	08/20/2033 to 09/16/2065	1,462,069
United States Treasury Notes/Bonds	1.75%	06/30/2024	381,380
(4)	See Note 4 for cost of investments on a tax basis.
AUD—Australian Dollar
CAD—Canadian Dollar
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
MXN—Mexican Peso
NOK—Norwegian Krone
SEK—Swedish Krona

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$ 5,202,076	$—	$ 5,202,076
U.S. Government & Agency Obligations	—	17,265,629	—	17,265,629
Foreign Government Obligations	—	35,953,414	—	35,953,414
Short-Term Investments	211,013	—	—	211,013
Total Investments at Value	$211,013	$58,421,119	$—	$58,632,132
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I International Growth Fund
PORTFOLIO PROFILE — November 30, 2023— (unaudited)

Industry Allocation*
Internet	15.8%
Apparel	12.3
Transportation	11.5
Semiconductors	8.8
Retail	8.0
Short-Term Investments	6.9
Banks	6.3
Machinery-Diversified	5.1
Healthcare-Products	4.0
Beverages	3.8
Commercial Services	3.0
Entertainment	2.4
Private Equity	2.4
Insurance	2.3
Electric	1.8
Food	1.6
Biotechnology	0.5
96.5%
Country Allocation*
United States	13.3%
France	10.6
Canada	10.1
Netherlands	10.0
Switzerland	8.8
India	7.7
Denmark	6.7
Italy	5.7
Japan	5.1
Luxembourg	3.9
Taiwan	3.5
Sweden	2.9
United Kingdom	2.7
Hong Kong	2.3
Bermuda	1.8
Jersey	1.4
96.5%
*	Calculated as a percentage of net assets

VALIC Company I International Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 89.6%
Bermuda — 1.8%
Brookfield Infrastructure Partners LP	256,489	$ 6,720,012
Canada — 10.1%
Brookfield Corp.#	254,391	8,972,371
Canada Goose Holdings, Inc.#†	495,190	5,496,609
Canadian Pacific Kansas City, Ltd.	129,663	9,334,742
Shopify, Inc., Class A†	197,093	14,352,312
		38,156,034
Denmark — 6.7%
DSV A/S	168,690	25,382,381
France — 10.6%
Hermes International SCA	13,680	28,354,847
LVMH Moet Hennessy Louis Vuitton SE	9,654	7,384,241
Pernod Ricard SA	24,111	4,161,119
		39,900,207
Hong Kong — 2.3%
AIA Group, Ltd.	1,023,318	8,829,725
India — 7.7%
HDFC Bank, Ltd.	1,278,771	23,869,114
Titan Co., Ltd.	127,146	5,311,564
		29,180,678
Italy — 5.7%
Moncler SpA#	386,931	21,429,364
Japan — 5.1%
Keyence Corp.	45,100	19,270,774
Jersey — 1.4%
Birkenstock Holding Plc#†	113,977	5,260,039
Luxembourg — 3.9%
Spotify Technology SA†	79,098	14,641,831
Netherlands — 10.0%
Adyen NV*†	9,693	11,299,945
ASML Holding NV	29,539	20,031,455
Davide Campari-Milano NV#	577,043	6,293,678
		37,625,078
Sweden — 2.9%
Evolution AB*	89,203	9,234,603
Vitrolife AB	106,846	1,854,361
		11,088,964
Switzerland — 8.8%
Chocoladefabriken Lindt & Spruengli AG	50	6,109,398
Cie Financiere Richemont SA, Class A	28,728	3,582,389
Kuehne & Nagel International AG	30,525	8,826,002
Straumann Holding AG	108,557	14,906,908
		33,424,697
Security Description	Shares or Principal Amount	Value

Taiwan — 3.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	708,000	$ 13,076,696
United Kingdom — 2.7%
Diageo PLC	108,479	3,784,592
Rightmove PLC	922,407	6,341,824
		10,126,416
United States — 6.4%
MercadoLibre, Inc.†	14,965	24,250,184
Total Long-Term Investment Securities (cost $279,107,387)		338,363,080
SHORT-TERM INVESTMENTS — 6.9%
Unaffiliated Investment Companies — 6.9%
State Street Navigator Securities Lending Government Money Market Portfolio 5.36%(1)(2) (cost $25,872,317)	25,872,317	25,872,317
TOTAL INVESTMENTS (cost $304,979,704)(3)	96.5%	364,235,397
Other assets less liabilities	3.5	13,221,434
NET ASSETS	100.0%	$377,456,831
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Growth Fund has no right to demand registration of these securities. At November 30, 2023, the aggregate value of these securities was $20,534,548 representing 5.4% of net assets.
(1)	The rate shown is the 7-day yield as of November 30, 2023.
(2)	At November 30, 2023, the Fund had loaned securities with a total value of $25,901,685. This was secured by collateral of $25,872,317, which was received in cash and subsequently invested in short-term investments currently valued at $25,872,317 as reported in the Portfolio of Investments. Additional collateral of $820,229 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2023
United States Treasury Bills	0.00%	12/19/2023 to 04/18/2024	$ 18,073
United States Treasury Notes/Bonds	0.13% to 6.00%	12/15/2023 to 02/15/2052	802,156
(3)	See Note 4 for cost of investments on a tax basis.

VALIC Company I International Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$338,363,080	$—	$—	$338,363,080
Short-Term Investments	25,872,317	—	—	25,872,317
Total Investments at Value	$364,235,397	$—	$—	$364,235,397
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I International Opportunities Fund
PORTFOLIO PROFILE — November 30, 2023— (unaudited)

Industry Allocation*
Healthcare-Products	8.3%
Machinery-Diversified	7.3
Commercial Services	6.6
Software	5.9
Computers	4.9
Electronics	4.4
Internet	3.7
Miscellaneous Manufacturing	3.5
Retail	3.4
Banks	3.2
Semiconductors	3.2
Chemicals	3.1
REITS	2.9
Diversified Financial Services	2.8
Food	2.6
Short-Term Investments	2.6
Engineering & Construction	2.4
Distribution/Wholesale	2.3
Real Estate	2.3
Pharmaceuticals	2.1
Telecommunications	1.9
Insurance	1.8
Building Materials	1.6
Auto Parts & Equipment	1.5
Mining	1.1
Home Furnishings	1.0
Private Equity	1.0
Leisure Time	1.0
Metal Fabricate/Hardware	0.9
Machinery-Construction & Mining	0.9
Transportation	0.9
Advertising	0.8
Packaging & Containers	0.8
Healthcare-Services	0.8
Biotechnology	0.7
Oil & Gas	0.6
Repurchase Agreements	0.6
Water	0.5
Entertainment	0.5
Gas	0.5
Electric	0.5
Cosmetics/Personal Care	0.4
Oil & Gas Services	0.4
Iron/Steel	0.4
Home Builders	0.4
Hand/Machine Tools	0.3
Airlines	0.3
Beverages	0.3
Coal	0.3
Investment Companies	0.2
Forest Products & Paper	0.2
Aerospace/Defense	0.2
Apparel	0.2
Pipelines	0.2
Electrical Components & Equipment	0.2
101.4%
Country Allocation*
Japan	25.4%
United Kingdom	17.7
Germany	6.6
Sweden	6.3
Switzerland	5.6
Italy	4.6

France	4.1%
Australia	4.1
United States	3.8
Canada	3.8
Brazil	3.0
Israel	1.6
India	1.5
Netherlands	1.2
Austria	1.2
Taiwan	1.0
Denmark	1.0
Singapore	0.9
Hong Kong	0.8
Ireland	0.8
Iceland	0.7
Norway	0.7
Jersey	0.6
Cayman Islands	0.5
Mexico	0.5
Luxembourg	0.4
South Korea	0.4
South Africa	0.4
Spain	0.4
Belgium	0.3
Finland	0.3
Indonesia	0.3
New Zealand	0.3
Slovenia	0.2
Mauritius	0.1
Portugal	0.1
Guernsey	0.1
China	0.1
101.4%
*	Calculated as a percentage of net assets

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.2%
Australia — 4.1%
ALS, Ltd.	266,460	$ 2,155,016
Bellevue Gold, Ltd.†	994,323	1,123,468
Brickworks, Ltd.#	14,138	234,663
Charter Hall Group#	239,473	1,645,610
Cochlear, Ltd.	11,857	2,139,135
Credit Corp. Group, Ltd.#	62,251	532,252
CSR, Ltd.	53,476	207,412
De Grey Mining, Ltd.†	453,224	410,271
IGO, Ltd.#	89,534	507,589
IPH, Ltd.#	365,097	1,647,654
Liberty Financial Group, Ltd.	305,265	839,088
National Storage REIT	692,416	988,230
Nufarm, Ltd.	151,009	472,953
Omni Bridgeway, Ltd.†	308,166	315,612
Orora, Ltd.	540,441	907,025
Reliance Worldwide Corp, Ltd.	181,000	459,248
Seven Group Holdings, Ltd.	28,090	596,533
SiteMinder, Ltd.#†	137,272	439,907
Stockland	406,215	1,108,519
Tyro Payments, Ltd.†	1,115,026	780,959
Viva Energy Group, Ltd.*	41,078	83,598
Whitehaven Coal, Ltd.	155,889	735,446
Worley, Ltd.	35,091	393,241
		18,723,429
Austria — 1.2%
Addiko Bank AG	72,272	1,077,753
BAWAG Group AG*	52,793	2,746,837
Fabasoft AG	54,318	1,247,541
Wienerberger AG	14,432	411,268
		5,483,399
Belgium — 0.3%
KBC Ancora	35,005	1,380,089
Brazil — 3.0%
Cia de Saneamento Basico do Estado de Sao Paulo	88,000	1,207,887
Locaweb Servicos de Internet SA*	683,900	846,182
Odontoprev SA	997,800	2,252,224
Rumo SA	302,900	1,409,252
TIM SA	646,500	2,264,435
TOTVS SA	531,600	3,597,606
WEG SA	337,700	2,345,763
		13,923,349
Canada — 3.8%
Advantage Energy, Ltd.†	56,179	385,029
Boardwalk Real Estate Investment Trust	26,864	1,322,066
CCL Industries, Inc.	52,514	2,164,493
Colliers International Group, Inc.#	25,436	2,646,791
Descartes Systems Group, Inc.†	34,078	2,768,029
EcoSynthetix, Inc.#†	214,122	572,801
Enerplus Corp.#	6,534	103,768
Faraday Copper Corp.#†	914,727	370,758
Fusion Pharmaceuticals, Inc.#†	63,671	352,737
Lightspeed Commerce, Inc.†	111,363	1,789,603
Lundin Mining Corp.#	152,820	1,058,630
Nuvei Corp.#	84,896	1,742,915
NuVista Energy, Ltd.†	14,392	124,304
Parex Resources, Inc.	29,413	603,238
Stelco Holdings, Inc.	29,776	967,920
Security Description	Shares or Principal Amount	Value

Canada (continued)
Vermilion Energy, Inc.	15,790	$ 199,448
Xenon Pharmaceuticals, Inc.†	5,900	215,822
		17,388,352
Cayman Islands — 0.5%
Airtac International Group	23,000	798,816
Country Garden Services Holdings Co., Ltd.	241,000	227,693
GDS Holdings, Ltd. ADR#†	38,245	392,011
Kanzhun, Ltd. ADR	24,906	411,696
Minth Group, Ltd.	182,000	394,229
Zai Lab, Ltd. ADR#†	9,835	268,397
		2,492,842
China — 0.1%
China Datang Corp. Renewable Power Co., Ltd.	1,992,000	413,125
Denmark — 1.0%
Ascendis Pharma A/S ADR†	4,887	490,801
Chemometec A/S	51,022	2,555,328
Dfds A/S	17,894	552,864
Zealand Pharma A/S†	16,968	832,463
		4,431,456
Finland — 0.3%
Kemira Oyj	67,846	1,139,512
Nokian Renkaat Oyj	28,599	232,105
		1,371,617
France — 4.1%
Air France-KLM†	103,001	1,304,141
ALD SA*	96,002	659,906
Alten SA	12,290	1,678,898
Gaztransport Et Technigaz SA	3,537	475,863
Imerys SA	5,675	165,056
Interparfums SA	35,564	1,908,474
JCDecaux SE†	130,312	2,480,863
Kaufman & Broad SA	38,138	1,176,900
Lectra#	57,536	1,762,977
Neurones	42,757	1,880,257
Rubis SCA	33,932	823,651
Thermador Groupe	16,404	1,365,966
Valeo SE	33,100	478,470
Vallourec SA†	20,917	307,484
Vetoquinol SA#	14,295	1,485,991
Vicat SACA	11,517	413,070
Wendel SE	6,883	581,765
		18,949,732
Germany — 6.6%
Aixtron SE	48,677	1,770,227
Amadeus Fire AG	13,668	1,800,193
Atoss Software AG	5,948	1,391,996
Bertrandt AG	12,100	601,908
Carl Zeiss Meditec AG	48,375	4,334,659
CTS Eventim AG & Co. KGaA	32,570	2,226,415
Evotec SE†	16,892	341,905
Fuchs SE (Preference Shares)	42,973	1,814,914
Hensoldt AG#	74,125	1,946,125
Hypoport SE†	3,348	495,625
Jenoptik AG	47,654	1,284,336
KION Group AG	12,120	440,634
Knorr-Bremse AG	29,259	1,831,285
MorphoSys AG†	16,336	433,163
Nemetschek SE	17,939	1,562,910

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
New Work SE	16,305	$ 1,308,028
Sartorius AG (Preference Shares)	9,048	2,910,306
STRATEC SE	33,632	1,449,695
TAG Immobilien AG†	74,620	1,020,172
United Internet AG	64,767	1,449,458
		30,413,954
Greece — 0.0%
National Bank of Greece SA†	14,363	98,214
Guernsey — 0.1%
Sirius Real Estate, Ltd.	415,736	461,077
Hong Kong — 0.8%
Beijing Enterprises Holdings, Ltd.	299,000	991,397
Dah Sing Financial Holdings, Ltd.	667,600	1,376,002
Wharf Holdings, Ltd.#	183,000	475,580
Yuexiu Property Co., Ltd.	646,000	588,829
		3,431,808
Iceland — 0.7%
Marel HF*#	759,862	2,307,638
Ossur HF#†	244,830	1,008,112
		3,315,750
India — 1.5%
AIA Engineering, Ltd.	23,628	1,019,990
Britannia Industries, Ltd.	32,036	1,870,827
Coforge, Ltd.	36,516	2,524,347
Triveni Turbine, Ltd.†	300,658	1,579,114
		6,994,278
Indonesia — 0.3%
Selamat Sempurna Tbk PT	10,048,200	1,295,706
Ireland — 0.8%
ICON PLC†	11,235	2,999,071
Permanent TSB Group Holdings PLC†	231,533	422,140
		3,421,211
Israel — 1.6%
Melisron, Ltd.	6,192	430,531
NICE, Ltd. ADR#†	17,870	3,390,833
Tel Aviv Stock Exchange, Ltd.†	171,333	941,453
Wix.com, Ltd.†	27,583	2,799,675
		7,562,492
Italy — 4.6%
Antares Vision SpA#†	92,617	274,213
Banca Monte dei Paschi di Siena SpA†	59,400	201,730
BFF Bank SpA*	135,867	1,554,338
BPER Banca	180,809	675,061
Brunello Cucinelli SpA#	15,144	1,252,803
Buzzi SpA	21,267	620,397
De' Longhi SpA	49,989	1,540,978
DiaSorin SpA#	47,381	4,483,865
Eurogroup Laminations SpA#†	94,551	365,362
Interpump Group SpA	44,897	2,086,766
Italgas SpA	214,537	1,194,473
Recordati Industria Chimica e Farmaceutica SpA#	44,519	2,140,432
Saipem SpA†	29,761	47,653
Stevanato Group SpA#	34,667	914,862
Security Description	Shares or Principal Amount	Value

Italy (continued)
Technoprobe SpA†	219,952	$ 1,883,021
Tinexta Spa#	105,513	1,999,555
		21,235,509
Japan — 25.4%
ABC-Mart, Inc.	87,994	1,448,465
ADEKA Corp.	14,000	270,963
Air Water, Inc.	36,700	480,595
Amada Co., Ltd.	59,600	595,960
Ariake Japan Co., Ltd.	75,600	2,353,258
As One Corp.	49,200	1,683,140
Asahi Intecc Co., Ltd.	71,500	1,382,401
Asics Corp.	26,100	931,263
ASKUL Corp.#	77,500	1,128,575
Azbil Corp.	79,600	2,562,061
Canon Marketing Japan, Inc.	3,300	83,045
Casio Computer Co., Ltd.	90,300	760,722
Comforia Residential REIT, Inc.	537	1,151,801
COMSYS Holdings Corp.	21,400	462,902
Cosmo Energy Holdings Co., Ltd.	4,000	152,030
Daicel Corp.	27,900	267,408
Daifuku Co., Ltd.	118,200	2,218,741
Daito Trust Construction Co., Ltd.	14,692	1,615,268
Denka Co., Ltd.	8,300	148,074
Disco Corp.	12,800	2,770,484
DMG Mori Co., Ltd.	27,000	483,782
Ebara Corp.	14,000	790,463
en Japan, Inc.	64,800	1,131,137
EXEO Group, Inc.	23,700	498,426
FP Corp.	36,700	690,879
Fukui Computer Holdings, Inc.	75,400	1,344,140
Fukuyama Transporting Co., Ltd.	34,500	852,843
Funai Soken Holdings, Inc.	54,500	926,713
GMO Financial Gate, Inc.#	13,300	837,866
GMO Payment Gateway, Inc.	3,800	223,166
Hakuhodo DY Holdings, Inc.	196,000	1,474,693
Heiwa Real Estate Co., Ltd.	26,100	710,330
Hikari Tsushin, Inc.	16,760	2,598,897
Ichikoh Industries, Ltd.	16,600	60,349
IHI Corp.	22,500	433,428
Inaba Denki Sangyo Co., Ltd.	19,500	431,404
INFRONEER Holdings, Inc.	23,100	243,293
Iwatani Corp.	4,300	206,096
Japan Airport Terminal Co., Ltd.	21,100	925,064
Japan Elevator Service Holdings Co., Ltd.	163,400	2,589,977
Japan Steel Works, Ltd.	8,000	137,785
JCU Corp.	25,300	674,052
JGC Holdings Corp.	33,100	370,941
JSR Corp.	33,700	924,897
JTOWER, Inc.#†	16,500	596,520
Kansai Paint Co., Ltd.	26,500	402,523
Katitas Co., Ltd.	50,300	729,428
Kawasaki Heavy Industries, Ltd.	27,600	626,054
Kinden Corp.	15,300	229,046
Koito Manufacturing Co., Ltd.	23,000	346,955
Kokuyo Co., Ltd.	30,900	479,882
Kumagai Gumi Co., Ltd.	11,200	256,846
Kyoto Financial Group, Inc.	45,200	2,697,793
Kyudenko Corp.	12,500	393,144
Kyushu Electric Power Co., Inc.†	253,600	1,694,430
LaSalle Logiport REIT	1,611	1,712,489
Lintec Corp.	11,800	198,497
Mani, Inc.	55,200	816,495

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Marui Group Co., Ltd.	178,000	$ 2,838,803
Max Co., Ltd.	11,800	223,966
Medikit Co., Ltd.	17,500	315,038
MEITEC Group Holdings, Inc.	159,800	3,090,695
MIRAIT ONE corp	20,500	255,317
MISUMI Group, Inc.	94,700	1,532,983
Mitsubishi Gas Chemical Co., Inc.	21,300	335,821
Miura Co., Ltd.	13,700	264,833
MonotaRO Co., Ltd.#	154,000	1,550,803
Musashi Seimitsu Industry Co., Ltd.	41,200	448,515
Nifco Inc/Japan	12,000	292,351
Nikon Corp.	113,700	1,092,443
Nippon Shokubai Co., Ltd.	5,300	191,288
Niterra Co., Ltd.	31,800	736,338
NOF Corp.	11,000	507,858
NSD Co., Ltd.	96,300	1,818,697
NSK, Ltd.	40,400	211,210
OBIC Business Consultants Co., Ltd.	62,400	2,844,743
OBIC Co., Ltd.	30,800	4,714,731
PALTAC Corp.	19,100	612,576
Penta-Ocean Construction Co., Ltd.	41,200	225,202
Resonac Holdings Corp.#	14,800	275,516
Sansan, Inc.†	64,900	676,753
Sanwa Holdings Corp.	22,700	324,745
SCSK Corp.	121,800	2,237,847
Sega Sammy Holdings, Inc.	116,137	1,682,208
Sekisui Jushi Corp.	14,100	238,329
Seria Co., Ltd.	104,100	1,680,935
Shibaura Machine Co., Ltd.	6,300	162,110
Shiga Bank, Ltd.	85,300	2,154,651
Shimamura Co., Ltd.	20,100	2,244,405
Shimano, Inc.	14,400	2,210,117
Shin-Etsu Polymer Co., Ltd.	31,500	303,612
Shinko Electric Industries Co., Ltd.	19,200	714,723
SHO-BOND Holdings Co., Ltd.	58,000	2,357,008
Simplex Holdings, Inc.	23,300	411,750
SMS Co., Ltd.	79,100	1,499,197
Sojitz Corp.	32,300	717,415
Square Enix Holdings Co., Ltd.	10,100	349,610
SRE Holdings Corp.#†	41,300	772,738
Sumitomo Bakelite Co., Ltd.	6,900	328,618
Sumitomo Heavy Industries, Ltd.	21,900	521,281
Sundrug Co., Ltd.	6,900	208,266
Sysmex Corp.	50,500	2,786,594
Taiheiyo Cement Corp.	11,100	207,947
Taiyo Yuden Co., Ltd.	20,200	522,371
TechnoPro Holdings, Inc.	210,400	4,873,287
Teijin, Ltd.	21,100	191,488
THK Co., Ltd.	22,700	452,209
TKC Corp.	62,100	1,482,760
Tokyo Ohka Kogyo Co., Ltd.	15,300	945,595
Tokyu Fudosan Holdings Corp.	168,700	1,040,009
Toyo Construction Co., Ltd.	21,700	194,665
UBE Corp.	14,800	231,943
Ulvac, Inc.	40,700	1,786,561
USS Co., Ltd.	103,400	2,017,646
Visional, Inc.†	6,600	354,796
Yamazen Corp.	28,000	226,629
Yokogawa Bridge Holdings Corp.	12,800	235,176
Zuken, Inc.	12,700	363,200
		117,296,800
Security Description	Shares or Principal Amount	Value

Jersey — 0.6%
JTC PLC*	200,527	$ 1,875,880
Metals Acquisition, Ltd.#†	63,482	647,516
		2,523,396
Luxembourg — 0.4%
B&M European Value Retail SA	249,079	1,803,683
Subsea 7 SA	14,849	208,326
		2,012,009
Mauritius — 0.1%
MakeMyTrip, Ltd.†	14,840	626,693
Mexico — 0.5%
Corp Inmobiliaria Vesta SAB de CV#	341,600	1,287,650
Gruma SAB de CV, Class B	59,160	1,093,822
		2,381,472
Netherlands — 1.2%
Corbion NV	11,137	210,328
DP Eurasia NV*#†	141,449	151,786
IMCD NV	15,675	2,415,161
Immatics NV†	42,100	372,164
Koninklijke Vopak NV	8,340	285,960
Merus NV#†	28,984	717,064
SBM Offshore NV#	5,896	78,361
Technip Energies NV	55,479	1,288,096
		5,518,920
New Zealand — 0.3%
Fisher & Paykel Healthcare Corp., Ltd.	60,848	882,798
Fletcher Building, Ltd.	134,754	384,204
		1,267,002
Norway — 0.7%
Aker ASA, Class A	12,431	777,228
Medistim ASA	42,244	792,567
SmartCraft ASA†	462,780	911,022
Sparebanken Vest	44,332	413,822
TGS ASA	25,331	323,077
		3,217,716
Portugal — 0.1%
Banco Comercial Portugues SA†	1,848,062	619,980
Russia — 0.0%
Detsky Mir PJSC†(1)(2)	601,792	0
Moscow Exchange MICEX-RTS PJSC†(1)(2)	205,642	0
		0
Singapore — 0.9%
ComfortDelGro Corp., Ltd.	323,400	311,868
Keppel DC REIT	798,900	1,098,883
SATS, Ltd.†	708,400	1,403,349
UOL Group, Ltd.#	266,400	1,174,972
		3,989,072
Slovenia — 0.2%
Nova Ljubljanska Banka dd GDR	58,879	1,057,482
South Africa — 0.4%
Cashbuild, Ltd.	71,967	641,361
Hudaco Industries, Ltd.	71,151	615,972
Thungela Resources, Ltd.	69,770	531,305
		1,788,638

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea — 0.4%
Hankook Tire & Technology Co., Ltd.	17,476	$ 614,298
Hanon Systems	72,948	409,931
NICE Information Service Co., Ltd.	108,715	757,546
SNT Motiv Co., Ltd.	6,133	207,975
		1,989,750
Spain — 0.4%
Almirall SA	105,117	971,425
Arima Real Estate SOCIMI SA†	26,360	186,504
Unicaja Banco SA*	388,914	431,376
		1,589,305
Sweden — 6.3%
AddTech AB	63,819	1,185,378
Billerud Aktiebolag	115,798	1,129,438
Biotage AB	189,279	2,360,604
Bravida Holding AB*	166,173	1,041,755
Castellum AB	46,758	570,458
Epiroc AB, Class A	121,938	2,270,687
Fortnox AB	396,464	2,104,631
Hexpol AB	186,304	1,897,822
Karnov Group AB†	343,148	1,786,974
Lifco AB, Class B	76,746	1,663,674
Lime Technologies AB	16,076	448,430
Loomis AB	57,243	1,518,284
MIPS AB	50,981	1,473,532
Mycronic AB	69,397	1,576,379
Sdiptech AB†	107,925	2,453,611
SSAB AB, Class A	99,020	748,879
Surgical Science Sweden AB†	43,548	705,630
Thule Group AB*	33,143	810,282
Trelleborg AB, Class B	111,807	3,465,795
		29,212,243
Switzerland — 5.6%
Belimo Holding AG	5,235	2,549,051
Bossard Holding AG#	6,072	1,384,003
Forbo Holding AG	1,210	1,372,079
Interroll Holding AG	503	1,441,738
Kardex Holding AG	8,985	2,149,546
LEM Holding SA	1,099	2,356,883
Partners Group Holding AG	3,123	4,110,149
Siegfried Holding AG	2,132	1,919,701
Tecan Group AG	12,496	4,552,043
VAT Group AG*	2,211	1,026,346
VZ Holding AG	27,924	3,016,570
		25,878,109
Taiwan — 1.0%
Advantech Co., Ltd.	159,000	1,799,184
ASPEED Technology, Inc.	10,000	942,702
Chroma ATE, Inc.	94,000	646,927
Nanya Technology Corp.	546,000	1,310,819
		4,699,632
United Kingdom — 17.7%
Abcam PLC ADR†	21,020	503,849
Allfunds Group PLC	190,088	1,198,014
Alpha Financial Markets Consulting PLC	323,737	1,471,326
Beazley PLC	549,889	3,720,949
Berkeley Group Holdings PLC	6,288	368,019
Britvic PLC	122,706	1,290,401
Bunzl PLC	57,287	2,171,104
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
ConvaTec Group PLC*	666,725	$ 1,892,156
Croda International PLC	89,390	5,060,209
Deliveroo PLC*†	234,747	422,011
Diploma PLC	51,291	2,169,202
Elementis PLC†	534,351	798,716
Endeavour Mining PLC	34,221	802,723
Energean PLC	52,917	672,727
Greggs PLC	84,423	2,617,599
Halma PLC	91,731	2,467,820
Hammerson PLC	5,860,117	2,004,885
Harbour Energy PLC	63,739	184,672
Hill & Smith PLC	76,485	1,738,052
Howden Joinery Group PLC	315,713	2,918,342
IMI PLC	290,385	5,729,901
Immunocore Holdings PLC ADR#†	22,216	1,171,450
Impax Asset Management Group PLC	88,355	510,312
Intermediate Capital Group PLC	23,176	457,603
Intertek Group PLC	23,936	1,204,187
Ithaca Energy PLC	324,593	619,591
Marks & Spencer Group PLC	411,038	1,305,070
Mobico Group PLC#	1,175,081	991,707
Ocado Group PLC#†	194,059	1,469,938
Pennon Group PLC	149,719	1,336,319
Rathbones Group PLC	61,095	1,226,357
Restore PLC#	535,068	1,506,357
Rightmove PLC	318,000	2,186,345
Rotork PLC	1,264,775	4,921,074
RS Group PLC	150,351	1,418,644
Sabre Insurance Group PLC*	1,328,726	2,338,364
Savills PLC	70,745	708,691
Shaftesbury Capital PLC	1,465,141	2,236,247
Smart Metering Systems PLC	156,528	1,276,552
Softcat PLC	111,487	1,783,261
Spectris PLC	47,673	2,028,828
Spirax-Sarco Engineering PLC	25,570	2,985,331
Synthomer PLC#†	123,955	269,783
Tate & Lyle PLC	164,031	1,277,689
Trainline PLC*†	592,045	2,131,661
UNITE Group PLC	11,510	141,094
Verona Pharma PLC ADR#†	69,617	941,222
Watches of Switzerland Group PLC*†	46,846	386,780
Weir Group PLC	85,903	2,031,234
WH Smith PLC	52,144	834,055
		81,898,423
United States — 0.6%
Bruker Corp.	44,245	2,879,907
Total Long-Term Investment Securities (cost $432,712,726)		453,233,938
SHORT-TERM INVESTMENTS — 2.6%
Unaffiliated Investment Companies — 2.6%
State Street Navigator Securities Lending Government Money Market Portfolio 5.36%(3)(4) (cost $11,937,497)	11,937,497	11,937,497

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 11/30/2023, to be repurchased 12/01/2023 in the amount of $2,903,544 and collateralized by $3,006,000 of United States Treasury Notes, bearing interest at 3.75% due 04/15/2026 and having an approximate value of $2,961,574
(cost $2,903,415)	$ 2,903,415	$ 2,903,415
TOTAL INVESTMENTS (cost $447,553,638)(5)	101.4%	468,074,850
Other assets less liabilities	(1.4)	(6,289,969)
NET ASSETS	100.0%	$461,784,881
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Opportunities Fund has no right to demand registration of these securities. At November 30, 2023, the aggregate value of these securities was $20,706,896 representing 4.5% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2023, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Detsky Mir PJSC
	12/02/2020	534,295	$989,158
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
	02/22/2021	56,107	$109,095
	03/18/2021	11,390	20,905
		601,792	1,119,158	$0	$0.00	0.0%
Moscow Exchange MICEX-RTS PJSC
	03/26/2020	27,771	33,435
	03/27/2020	156,529	182,610
	10/19/2020	21,342	40,021
		205,642	256,066	0	0.00	0.0
				$0		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of November 30, 2023.
(4)	At November 30, 2023, the Fund had loaned securities with a total value of $26,063,995. This was secured by collateral of $11,937,497, which was received in cash and subsequently invested in short-term investments currently valued at $11,937,497 as reported in the Portfolio of Investments. Additional collateral of $15,309,947 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2023
United States Treasury Bills	0.00%	12/21/2023 to 10/03/2024	$ 219,396
United States Treasury Notes/Bonds	0.00% to 6.13%	12/15/2023 to 05/15/2053	15,090,551
(5)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
GDR—Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Russia	$ —	$ —	$ 0	$ 0
Other Countries	453,233,938	—	—	453,233,938
Short-Term Investments	11,937,497	—	—	11,937,497
Repurchase Agreements	—	2,903,415	—	2,903,415
Total Investments at Value	$465,171,435	$2,903,415	$ 0	$468,074,850
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I International Socially Responsible Fund
PORTFOLIO PROFILE — November 30, 2023— (unaudited)

Industry Allocation*
Banks	8.0%
Pharmaceuticals	7.8
Insurance	7.1
Chemicals	3.9
Telecommunications	3.5
Commercial Services	3.3
Semiconductors	3.3
Repurchase Agreements	3.2
Oil & Gas	3.0
Healthcare-Products	2.6
Auto Manufacturers	2.5
Food	2.4
Engineering & Construction	2.3
Software	2.1
Electronics	2.1
Electric	1.9
Machinery-Diversified	1.9
Diversified Financial Services	1.8
Retail	1.8
Distribution/Wholesale	1.8
Transportation	1.7
Building Materials	1.6
Mining	1.5
REITS	1.3
Investment Companies	1.2
Auto Parts & Equipment	1.2
Real Estate	1.2
Miscellaneous Manufacturing	1.2
Cosmetics/Personal Care	1.2
Apparel	1.1
Machinery-Construction & Mining	1.1
Iron/Steel	1.1
Beverages	1.1
Biotechnology	1.0
Electrical Components & Equipment	1.0
Private Equity	1.0
Gas	0.9
Home Furnishings	0.8
Food Service	0.8
Media	0.8
Computers	0.7
Lodging	0.7
Internet	0.6
Healthcare-Services	0.6
Household Products/Wares	0.6
Home Builders	0.6
Metal Fabricate/Hardware	0.5
Toys/Games/Hobbies	0.4
Advertising	0.4
Forest Products & Paper	0.4
Entertainment	0.4
Short-Term Investments	0.4
Hand/Machine Tools	0.3
Leisure Time	0.3
Office/Business Equipment	0.3
Energy-Alternate Sources	0.2
Water	0.2
Pipelines	0.1
Packaging & Containers	0.1
Holding Companies-Diversified	0.1
97.0%
Country Allocation*
Japan	21.5%

United Kingdom	12.8%
Switzerland	9.8
France	8.6
Germany	7.4
Netherlands	6.6
Australia	6.0
United States	3.9
Denmark	3.2
Sweden	2.5
Italy	2.3
Hong Kong	2.0
Spain	1.7
Finland	1.3
Norway	1.0
Singapore	0.9
Ireland	0.9
Portugal	0.7
Cayman Islands	0.7
Belgium	0.7
Israel	0.7
Austria	0.6
Luxembourg	0.4
New Zealand	0.4
Jersey	0.2
Bermuda	0.1
SupraNational	0.1
97.0%
*	Calculated as a percentage of net assets

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 93.4%
Australia — 6.0%
Ampol, Ltd.	28,844	$ 652,378
APA Group	92,400	520,785
ASX, Ltd.	6,945	266,524
Aurizon Holdings, Ltd.	147,444	343,905
BlueScope Steel, Ltd.	61,676	846,835
Brambles, Ltd.	62,752	553,121
Cochlear, Ltd.	2,919	526,620
Computershare, Ltd.	22,394	349,353
CSL, Ltd.	15,127	2,621,032
Dexus	34,686	161,348
Fortescue Metals Group, Ltd.	85,507	1,411,903
Goodman Group	49,125	738,450
GPT Group	75,922	206,682
IGO, Ltd.	64,947	368,200
Lendlease Corp., Ltd.	18,830	82,490
Macquarie Group, Ltd.	13,424	1,499,458
Mineral Resources, Ltd.	11,121	449,489
Mirvac Group	74,341	101,189
Northern Star Resources, Ltd.	80,162	674,270
Origin Energy, Ltd.	33,475	182,257
Pilbara Minerals, Ltd.	152,588	366,994
QBE Insurance Group, Ltd.	45,461	461,689
Ramsay Health Care, Ltd.	11,516	374,068
Scentre Group	214,010	374,729
Sonic Healthcare, Ltd.	39,508	761,480
South32, Ltd.	360,692	734,048
Stockland	105,448	287,757
Suncorp Group, Ltd.	54,328	501,484
Telstra Group, Ltd.	237,993	600,710
Transurban Group	162,445	1,391,068
Vicinity, Ltd.	204,577	256,155
Washington H. Soul Pattinson & Co., Ltd.	45,004	996,169
Wesfarmers, Ltd.	35,283	1,227,675
Westpac Banking Corp.	111,191	1,570,042
WiseTech Global, Ltd.	3,961	174,831
Woodside Energy Group, Ltd.	97,732	2,001,869
		24,637,057
Austria — 0.6%
Erste Group Bank AG	11,871	479,520
OMV AG	20,716	882,808
Verbund AG	1,995	190,011
voestalpine AG	30,469	856,334
		2,408,673
Belgium — 0.7%
Ageas SA	3,144	135,110
D'ieteren Group	2,050	349,441
Elia Group SA	991	107,277
Groupe Bruxelles Lambert NV	10,030	793,714
KBC Group NV	12,423	711,281
Sofina SA	332	73,794
Solvay SA, Class A	4,460	515,328
Umicore SA	6,117	163,330
		2,849,275
Bermuda — 0.1%
Aegon, Ltd.	47,487	259,792
CK Infrastructure Holdings, Ltd.	10,000	49,544
Hongkong Land Holdings, Ltd.	16,700	53,774
		363,110
Security Description	Shares or Principal Amount	Value

Cayman Islands — 0.7%
CK Asset Holdings, Ltd.	127,308	$ 603,838
CK Hutchison Holdings, Ltd.	171,000	857,047
ESR Group, Ltd.*	75,200	96,656
Futu Holdings, Ltd. ADR†	1,402	75,596
HKT Trust & HKT, Ltd.	160,000	170,625
Sea, Ltd. ADR†	5,825	210,981
SITC International Holdings Co., Ltd.	37,000	55,893
WH Group, Ltd.*	799,000	513,484
Wharf Real Estate Investment Co., Ltd.	67,000	211,431
Xinyi Glass Holdings, Ltd.	50,000	57,545
		2,853,096
Denmark — 3.2%
AP Moller-Maersk A/S, Series B	160	252,312
Chr. Hansen Holding A/S	3,162	252,825
Coloplast A/S, Class B	2,239	264,156
Demant A/S†	3,196	135,518
DSV A/S	6,374	959,080
Genmab A/S†	2,267	715,322
Novo Nordisk A/S, Class B	85,446	8,677,286
Novozymes A/S, Class B	5,256	272,522
Orsted A/S*	4,632	218,051
Pandora A/S	4,569	616,570
Vestas Wind Systems A/S†	25,533	706,714
		13,070,356
Finland — 1.3%
Elisa Oyj	2,350	105,082
Kesko Oyj, Class B	7,626	145,722
Kone Oyj, Class B	6,512	289,132
Neste Oyj	19,064	723,801
Nokia Oyj	168,196	589,156
Nordea Bank Abp	135,126	1,508,476
Orion Oyj, Class B	16,037	636,107
Sampo Oyj, Class A	12,480	545,417
UPM-Kymmene Oyj	19,811	691,782
		5,234,675
France — 8.6%
Accor SA	6,277	217,342
Aeroports de Paris	1,906	234,647
Air Liquide SA	22,369	4,231,799
Alstom SA	6,709	83,032
Amundi SA*	2,735	168,203
AXA SA	105,367	3,279,619
BioMerieux	1,240	133,300
Bouygues SA	25,929	985,290
Bureau Veritas SA	6,882	166,376
Capgemini SE	6,503	1,330,762
Carrefour SA	44,636	845,159
Cie Generale des Etablissements Michelin SCA	40,882	1,371,047
Covivio SA	2,496	121,771
Credit Agricole SA	82,982	1,085,899
Dassault Systemes SE	26,981	1,261,832
Edenred	13,001	707,580
Eiffage SA	9,239	935,269
EssilorLuxottica SA	13,505	2,574,299
Eurazeo SE	3,475	260,428
Gecina SA	1,921	212,447
Getlink SE	28,275	516,136
Hermes International SCA	1,595	3,305,993
Ipsen SA	6,319	711,897
Klepierre SA	12,643	317,900
Legrand SA	6,563	631,657

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Publicis Groupe SA	11,162	$ 942,585
Sartorius Stedim Biotech	1,207	271,173
Schneider Electric SE	17,117	3,141,705
Sodexo SA	6,113	654,754
Valeo SE	5,208	75,283
Veolia Environnement SA	20,294	638,623
Vinci SA	24,344	2,975,777
Vivendi SE	22,295	210,793
Wendel SE	1,644	138,954
Worldline SA*†	7,803	120,906
		34,860,237
Germany — 7.4%
Bayerische Motoren Werke AG	27,415	2,852,524
Bayerische Motoren Werke AG (Preference Shares)	6,117	579,943
Beiersdorf AG	12,773	1,789,370
Brenntag SE	2,951	254,661
Carl Zeiss Meditec AG	993	88,978
Commerzbank AG	41,520	508,213
Continental AG	5,192	401,369
Covestro AG*†	6,519	342,024
Daimler Truck Holding AG	15,501	503,317
Deutsche Boerse AG	7,176	1,361,471
Deutsche Post AG	10,824	507,094
Evonik Industries AG	9,039	168,738
GEA Group AG	5,453	200,148
Hannover Rueck SE	2,923	696,790
HelloFresh SE†	4,480	68,368
Henkel AG & Co. KGaA	17,436	1,216,180
Henkel AG & Co. KGaA (Preference Shares)	14,008	1,100,885
Infineon Technologies AG	39,435	1,525,984
Knorr-Bremse AG	1,384	86,623
Merck KGaA	8,736	1,522,889
Muenchener Rueckversicherungs-Gesellschaft AG	5,865	2,494,889
Nemetschek SE	1,823	158,826
Puma SE	6,811	438,747
SAP SE	32,136	5,088,898
Sartorius AG (Preference Shares)	868	279,194
Siemens AG	21,343	3,577,708
Siemens Healthineers AG*	16,902	973,982
Symrise AG	4,664	523,922
Telefonica Deutschland Holding AG	131,486	336,338
Vonovia SE	19,695	547,098
Zalando SE*†	5,202	123,780
		30,318,951
Hong Kong — 2.0%
AIA Group, Ltd.	342,600	2,956,133
BOC Hong Kong Holdings, Ltd.	155,500	416,058
Hang Lung Properties, Ltd.	63,000	84,201
Hang Seng Bank, Ltd.	27,000	298,990
Henderson Land Development Co., Ltd.	109,503	297,894
Hong Kong & China Gas Co., Ltd.	496,252	341,156
Hong Kong Exchanges & Clearing, Ltd.	31,900	1,132,037
Link REIT	56,760	280,483
MTR Corp., Ltd.	147,500	528,721
New World Development Co., Ltd.	60,250	89,627
Power Assets Holdings, Ltd.	54,000	281,707
Sun Hung Kai Properties, Ltd.	62,500	613,294
Swire Pacific, Ltd., Class A	38,000	246,643
Security Description	Shares or Principal Amount	Value

Hong Kong (continued)
Swire Properties, Ltd.	66,400	$ 129,038
Techtronic Industries Co., Ltd.	38,000	385,774
		8,081,756
Ireland — 0.9%
CRH PLC	30,446	1,916,445
DCC PLC	6,183	416,982
James Hardie Industries PLC†	7,509	241,728
Kerry Group PLC, Class A	12,058	974,148
Smurfit Kappa Group PLC	4,345	164,588
		3,713,891
Israel — 0.7%
Bank Hapoalim BM	56,324	475,714
Bank Leumi Le-Israel BM	76,331	571,856
Check Point Software Technologies, Ltd.†	1,554	226,884
CyberArk Software, Ltd.†	487	97,045
ICL Group, Ltd.	36,406	182,872
Israel Discount Bank, Ltd., Class A	48,755	234,839
Mizrahi Tefahot Bank, Ltd.	9,858	351,434
NICE, Ltd.†	2,155	413,931
Wix.com, Ltd.†	1,166	118,349
		2,672,924
Italy — 2.3%
Amplifon SpA	5,460	169,560
Assicurazioni Generali SpA	94,681	1,958,661
DiaSorin SpA	1,056	99,934
FinecoBank Banca Fineco SpA	17,701	238,243
Infrastrutture Wireless Italiane SpA*	40,612	500,414
Intesa Sanpaolo SpA	368,938	1,060,798
Mediobanca Banca di Credito Finanziario SpA	68,981	809,050
Moncler SpA	16,374	906,840
Nexi SpA*†	9,646	75,073
Poste Italiane SpA*	54,737	588,424
Prysmian SpA	3,489	134,175
Recordati Industria Chimica e Farmaceutica SpA	22,611	1,087,116
Snam SpA	235,486	1,184,998
Terna - Rete Elettrica Nazionale SpA	93,470	752,485
		9,565,771
Japan — 21.5%
Advantest Corp.	12,800	404,133
Aeon Co., Ltd.	31,700	654,483
Aisin Corp.	4,700	172,803
Ajinomoto Co., Inc.	24,700	920,627
ANA Holdings, Inc.†	7,600	156,450
Asahi Kasei Corp.	17,900	123,933
Astellas Pharma, Inc.	114,900	1,393,044
Bandai Namco Holdings, Inc.	9,600	190,563
Bridgestone Corp.	24,900	1,024,148
Canon, Inc.	41,100	1,055,360
Central Japan Railway Co.	37,500	897,916
Chiba Bank, Ltd.	9,700	72,393
Chubu Electric Power Co., Inc.	4,100	50,524
Chugai Pharmaceutical Co., Ltd.	35,200	1,238,861
Dai-ichi Life Holdings, Inc.	34,600	719,025
Daiichi Sankyo Co., Ltd.	64,000	1,726,696
Daikin Industries, Ltd.	5,200	777,054
Denso Corp.	76,800	1,198,673
East Japan Railway Co.	12,500	674,069
Eisai Co., Ltd.	12,800	662,361
ENEOS Holdings, Inc.	437,500	1,724,504
FANUC Corp.	28,500	790,834

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Fast Retailing Co., Ltd.	5,400	$ 1,365,480
FUJIFILM Holdings Corp.	12,300	718,454
Fujitsu, Ltd.	3,600	512,829
Hankyu Hanshin Holdings, Inc.	9,700	292,518
Hitachi, Ltd.	31,700	2,199,073
Hoya Corp.	9,700	1,090,318
Idemitsu Kosan Co., Ltd.	29,100	796,099
Inpex Corp.	75,300	1,061,493
Isuzu Motors, Ltd.	49,800	656,845
ITOCHU Corp.	30,900	1,195,900
Japan Airlines Co., Ltd.	4,500	85,320
JFE Holdings, Inc.	72,400	1,064,562
Kajima Corp.	27,600	434,962
Kao Corp.	21,100	810,641
KDDI Corp.	63,100	1,968,417
Keio Corp.	2,500	71,884
Keyence Corp.	5,400	2,307,365
Kintetsu Group Holdings Co., Ltd.	3,600	100,672
Kobayashi Pharmaceutical Co., Ltd.	400	18,400
Komatsu, Ltd.	31,400	798,872
Kose Corp.	1,400	98,820
Kubota Corp.	32,700	467,363
Kyocera Corp.	7,600	419,830
Kyowa Kirin Co., Ltd.	32,700	537,501
Lasertec Corp.	800	178,281
M3, Inc.	9,400	155,050
Marubeni Corp.	66,900	1,040,998
MEIJI Holdings Co., Ltd.	20,000	461,756
Mitsubishi Chemical Group Corp.	73,200	478,175
Mitsubishi Corp.	47,500	2,206,158
Mitsubishi Electric Corp.	39,800	539,311
Mitsubishi Estate Co., Ltd.	46,100	620,792
Mitsubishi UFJ Financial Group, Inc.	354,500	3,000,793
Mitsui Fudosan Co., Ltd.	32,400	758,754
Mizuho Financial Group, Inc.	102,600	1,738,373
MS&AD Insurance Group Holdings, Inc.	16,000	597,113
Murata Manufacturing Co., Ltd.	54,000	1,050,243
Nexon Co., Ltd.	10,300	222,173
NIDEC Corp.	6,500	245,690
Nintendo Co., Ltd.	35,500	1,655,038
Nippon Express Holdings, Inc.	3,100	168,758
Nippon Paint Holdings Co., Ltd.	14,700	109,511
Nippon Telegraph & Telephone Corp.	1,532,500	1,789,260
Nippon Yusen KK	13,700	367,218
Nissin Foods Holdings Co., Ltd.	6,300	623,159
Nitori Holdings Co., Ltd.	1,100	126,575
NTT Data Group Corp.	15,200	184,233
Obayashi Corp.	20,200	169,968
Odakyu Electric Railway Co., Ltd.	6,900	96,780
Ono Pharmaceutical Co., Ltd.	36,300	666,210
Oriental Land Co., Ltd.	33,000	1,118,474
ORIX Corp.	46,400	844,533
Osaka Gas Co., Ltd.	34,500	670,174
Otsuka Holdings Co., Ltd.	27,400	1,051,387
Pan Pacific International Holdings Corp.	17,000	367,382
Panasonic Holdings Corp.	24,300	250,769
Rakuten Group, Inc.	9,800	38,715
Recruit Holdings Co., Ltd.	32,700	1,214,174
Renesas Electronics Corp.†	15,900	279,210
Resona Holdings, Inc.	80,500	417,269
Secom Co., Ltd.	4,700	326,363
Sekisui House, Ltd.	13,500	275,809
Security Description	Shares or Principal Amount	Value

Japan (continued)
Seven & i Holdings Co., Ltd.	9,700	$ 359,514
SG Holdings Co., Ltd.	5,700	82,178
Shimano, Inc.	1,900	291,613
Shin-Etsu Chemical Co., Ltd.	68,000	2,390,503
Shionogi & Co., Ltd.	15,500	729,522
Shiseido Co., Ltd.	15,700	419,980
Shizuoka Financial Group, Inc.	5,600	45,175
SMC Corp.	1,300	652,806
SoftBank Corp.	85,700	1,039,602
SoftBank Group Corp.	30,900	1,254,674
Sony Group Corp.	34,800	3,009,146
Subaru Corp.	46,100	814,974
Sumitomo Chemical Co., Ltd.	55,000	140,041
Sumitomo Corp.	47,000	982,733
Sumitomo Electric Industries, Ltd.	52,900	654,382
Sumitomo Metal Mining Co., Ltd.	8,200	237,383
Sumitomo Mitsui Financial Group, Inc.	54,400	2,663,127
Sumitomo Realty & Development Co., Ltd.	3,600	101,352
Suntory Beverage & Food, Ltd.	21,000	658,357
Suzuki Motor Corp.	21,100	856,894
Sysmex Corp.	2,300	126,914
TDK Corp.	4,800	222,420
Terumo Corp.	18,900	601,445
Tobu Railway Co., Ltd.	400	9,861
Tokio Marine Holdings, Inc.	59,700	1,468,944
Tokyo Electron, Ltd.	11,100	1,798,715
Tokyo Gas Co., Ltd.	30,500	705,001
Tokyu Corp.	16,600	194,316
Toppan Holdings, Inc.	600	14,019
Toray Industries, Inc.	51,600	266,979
TOTO, Ltd.	800	20,488
Toyota Industries Corp.	6,100	523,145
Toyota Tsusho Corp.	6,400	353,541
Unicharm Corp.	21,700	697,134
Welcia Holdings Co., Ltd.	1,800	31,372
West Japan Railway Co.	9,200	362,825
Yakult Honsha Co., Ltd.	19,400	432,202
Yamaha Motor Co., Ltd.	31,400	799,931
		87,819,909
Jersey — 0.2%
WPP PLC	93,414	833,532
Luxembourg — 0.4%
Eurofins Scientific SE	2,895	168,148
Tenaris SA	87,925	1,507,376
		1,675,524
Netherlands — 6.6%
ABN AMRO Bank NV CVA*	24,718	331,342
Adyen NV*†	586	683,149
AerCap Holdings NV†	2,470	168,503
Akzo Nobel NV	9,142	701,153
Argenx SE†	1,681	745,448
ASM International NV	747	382,731
ASML Holding NV	11,297	7,660,900
CNH Industrial NV	43,983	466,308
EXOR NV	9,860	958,423
Ferrari NV	7,994	2,876,707
Ferrovial SE	38,553	1,332,807
ING Groep NV	137,058	1,921,239
JDE Peet's NV	28,545	764,974
Koninklijke Ahold Delhaize NV	56,281	1,627,116
Koninklijke KPN NV	269,726	923,949

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
NN Group NV	17,382	$ 660,130
Prosus NV	52,343	1,732,052
QIAGEN NV†	9,585	392,813
STMicroelectronics NV	22,778	1,077,417
Universal Music Group NV	20,292	535,410
Wolters Kluwer NV	8,102	1,113,844
		27,056,415
New Zealand — 0.4%
Auckland International Airport, Ltd.	78,270	381,733
Fisher & Paykel Healthcare Corp., Ltd.	16,125	233,946
Mercury NZ, Ltd.	20,231	77,615
Meridian Energy, Ltd.	38,616	124,011
Spark New Zealand, Ltd.	160,148	511,340
Xero, Ltd.†	2,537	172,745
		1,501,390
Norway — 1.0%
Aker BP ASA	23,428	671,447
DNB Bank ASA	13,133	250,159
Equinor ASA	58,496	1,881,937
Mowi ASA	23,469	417,108
Orkla ASA	49,496	364,314
Telenor ASA	23,678	254,507
Yara International ASA	4,867	164,768
		4,004,240
Portugal — 0.7%
EDP - Energias de Portugal SA	229,240	1,094,679
Galp Energia SGPS SA	76,729	1,140,460
Jeronimo Martins SGPS SA	31,641	781,816
		3,016,955
Singapore — 0.9%
DBS Group Holdings, Ltd.	64,700	1,535,156
Keppel Corp., Ltd.	36,700	182,992
Oversea-Chinese Banking Corp., Ltd.	133,500	1,251,469
Seatrium, Ltd.†	700,420	54,978
United Overseas Bank, Ltd.	37,900	771,203
		3,795,798
Spain — 1.7%
Aena SME SA*	6,982	1,200,406
Amadeus IT Group SA	17,533	1,198,899
CaixaBank SA	57,094	256,729
Cellnex Telecom SA*	16,267	620,441
Enagas SA	36,300	663,811
Grifols SA†	18,279	257,961
Industria de Diseno Textil SA	17,802	733,050
Redeia Corp. SA	41,352	692,279
Telefonica SA	328,581	1,414,190
		7,037,766
SupraNational — 0.1%
Unibail-Rodamco-Westfield †	4,479	284,626
Sweden — 2.5%
Assa Abloy AB, Class B	18,865	482,585
Atlas Copco AB, Class A	81,351	1,253,889
Boliden AB	23,350	622,213
Epiroc AB, Class B	26,668	419,167
EQT AB	3,779	89,043
Essity AB, Class B	41,074	1,026,469
Hexagon AB, Class B	47,238	471,755
Security Description	Shares or Principal Amount	Value

Sweden (continued)
Industrivarden AB, Class A	1,497	$ 44,950
Industrivarden AB, Class C	3,673	110,429
Investor AB, Class B	122,102	2,531,804
Sandvik AB	36,740	724,034
Skandinaviska Enskilda Banken AB, Class A	76,209	921,424
Svenska Cellulosa AB SCA, Class B	6,501	96,458
Svenska Handelsbanken AB, Class A	68,266	646,011
Volvo AB, Class A	23,709	559,325
Volvo Car AB, Class B†	24,285	79,001
		10,078,557
Switzerland — 9.8%
ABB, Ltd.	87,444	3,466,006
Adecco Group AG	8,100	389,137
Alcon, Inc.	19,062	1,434,929
Bachem Holding AG	1,279	94,935
Baloise Holding AG	5,580	853,217
Coca-Cola HBC AG	51,233	1,420,352
DSM-Firmenich AG	7,348	694,813
EMS-Chemie Holding AG	1,175	832,577
Geberit AG	2,132	1,191,505
Givaudan SA	497	1,857,010
Julius Baer Group, Ltd.	16,617	839,484
Kuehne & Nagel International AG	3,137	907,033
Logitech International SA	8,389	730,361
Lonza Group AG	2,804	1,083,560
Novartis AG	50,690	4,927,181
Partners Group Holding AG	1,231	1,620,107
Sandoz Group AG†	5,875	167,790
Schindler Holding AG	263	56,282
Schindler Holding AG (Participation Certificate)	4,098	916,048
SGS SA	9,400	797,556
SIG Group AG	17,071	398,460
Sika AG	6,981	1,890,937
Sonova Holding AG	2,862	824,578
Straumann Holding AG	5,552	762,394
Swatch Group AG	4,896	1,283,124
Swiss Life Holding AG	2,039	1,305,314
Swiss Prime Site AG	7,783	782,122
Swiss Re AG	16,773	1,977,632
Swisscom AG	3,017	1,758,452
Temenos AG	2,997	253,326
VAT Group AG*	842	390,856
Zurich Insurance Group AG	8,160	4,080,466
		39,987,544
United Kingdom — 12.8%
3i Group PLC	66,972	1,887,128
Abrdn PLC	140,961	289,980
Admiral Group PLC	7,616	259,696
Antofagasta PLC	65,683	1,167,949
Ashtead Group PLC	18,548	1,115,300
AstraZeneca PLC	39,394	5,035,956
Auto Trader Group PLC*	32,066	293,411
Aviva PLC	271,058	1,428,672
Barratt Developments PLC	76,439	495,819
Berkeley Group Holdings PLC	13,006	761,204
Bunzl PLC	32,905	1,247,058
Burberry Group PLC	55,134	1,018,653
Coca-Cola Europacific Partners PLC	24,045	1,458,089
Compass Group PLC	101,194	2,558,879
Croda International PLC	9,034	511,399
Halma PLC	24,371	655,648

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Hargreaves Lansdown PLC	21,160	$ 191,909
Hikma Pharmaceuticals PLC	22,488	489,301
Informa PLC	89,536	839,848
InterContinental Hotels Group PLC	20,682	1,596,886
Intertek Group PLC	13,043	656,175
JD Sports Fashion PLC	173,765	344,520
Johnson Matthey PLC	20,329	397,797
Kingfisher PLC	223,921	620,219
Land Securities Group PLC	76,114	599,794
Legal & General Group PLC	347,853	1,006,964
Lloyds Banking Group PLC	3,774,428	2,071,356
London Stock Exchange Group PLC	15,657	1,760,375
M&G PLC	172,724	456,172
Mondi PLC	50,401	895,256
National Grid PLC	215,318	2,793,033
Ocado Group PLC†	22,597	171,165
Pearson PLC	52,492	621,068
Persimmon PLC	17,172	271,310
Phoenix Group Holdings PLC	99,264	582,969
Prudential PLC	90,711	988,291
RELX PLC	80,632	3,094,532
Rentokil Initial PLC	151,490	819,882
Sage Group PLC	45,118	643,924
Schroders PLC	103,766	526,093
Segro PLC	71,189	729,945
Smith & Nephew PLC	72,061	931,112
Smiths Group PLC	56,114	1,167,461
Spirax-Sarco Engineering PLC	4,391	512,655
SSE PLC	77,078	1,783,152
St. James's Place PLC	43,520	356,352
Standard Chartered PLC	151,332	1,247,932
Taylor Wimpey PLC	283,401	463,503
Vodafone Group PLC	1,611,772	1,451,409
Whitbread PLC	24,200	944,340
		52,211,541
Security Description	Shares or Principal Amount	Value

United States — 0.3%
Newmont Corp.	25,698	$ 1,022,533
Total Long-Term Investment Securities (cost $329,901,711)		380,956,102
SHORT-TERM INVESTMENTS — 0.4%
U.S. Government — 0.4%
United States Treasury Bills
5.26%, 01/18/2024(1) (cost $1,489,478)	$ 1,500,000	1,489,482
REPURCHASE AGREEMENTS — 3.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 11/30/2023, to be repurchased 12/01/2023 in the amount of $13,216,074 and collateralized by $13,682,100 of United States Treasury Notes, bearing interest at 3.75% due 04/15/2026 and having an approximate value of $13,479,891 (cost $13,215,486)	13,215,486	13,215,486
TOTAL INVESTMENTS (cost $344,606,675)(2)	97.0%	395,661,070
Other assets less liabilities	3.0	12,312,296
NET ASSETS	100.0%	$407,973,366
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Socially Responsible Fund has no right to demand registration of these securities. At November 30, 2023, the aggregate value of these securities was $7,240,602 representing 1.8% of net assets.
†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
CVA—Certification Van Aandelen (Dutch Cert.)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
274	Long	MSCI EAFE Index	December 2023	$28,268,858	$29,134,420	$865,562
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$380,956,102	$ —	$—	$380,956,102
Short-Term Investments	—	1,489,482	—	1,489,482
Repurchase Agreements	—	13,215,486	—	13,215,486
Total Investments at Value	$380,956,102	$14,704,968	$—	$395,661,070
Other Financial Instruments:†
Futures Contracts	$ 865,562	$ —	$—	$ 865,562
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I International Value Fund
PORTFOLIO PROFILE — November 30, 2023— (unaudited)

Industry Allocation*
Banks	11.7%
Oil & Gas	8.5
Telecommunications	7.8
Healthcare-Services	5.4
Media	5.2
Chemicals	4.8
Insurance	4.6
Healthcare-Products	4.3
Apparel	4.1
Pharmaceuticals	3.7
Aerospace/Defense	3.5
Semiconductors	3.1
Home Furnishings	2.9
Food	2.8
Electrical Components & Equipment	2.8
Short-Term Investments	2.5
Food Service	2.3
Electric	2.2
Engineering & Construction	2.0
Machinery-Construction & Mining	2.0
Beverages	1.7
Oil & Gas Services	1.6
Airlines	1.6
Diversified Financial Services	1.6
Computers	1.5
Lodging	1.4
Real Estate	1.2
Commercial Services	0.8
Energy-Alternate Sources	0.8
Auto Parts & Equipment	0.8
Miscellaneous Manufacturing	0.5
99.7%
Country Allocation*
Japan	15.0%
France	12.2
United Kingdom	8.0
Germany	6.6
Canada	6.5
Netherlands	6.0
South Korea	5.3
China	5.0
United States	4.9
Brazil	4.0
Italy	3.9
Thailand	3.8
Denmark	3.3
Ireland	2.8
Mexico	2.4
Bermuda	2.1
Luxembourg	2.1
Australia	1.6
Israel	1.5
British Virgin Islands	1.5
Cayman Islands	1.2
99.7%
*	Calculated as a percentage of net assets

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.2%
Australia — 1.6%
Qantas Airways, Ltd.†	2,260,517	$ 7,916,273
Bermuda — 2.1%
Axalta Coating Systems, Ltd.†	325,405	10,240,495
Brazil — 4.0%
3R Petroleum Oleo e Gas SA†	1,456,500	8,871,480
CPFL Energia SA	1,385,500	10,429,146
		19,300,626
British Virgin Islands — 1.5%
Nomad Foods, Ltd.†	461,208	7,448,509
Canada — 6.5%
Gildan Activewear, Inc.	272,100	9,849,701
Quebecor, Inc., Class B	540,916	12,002,639
SNC-Lavalin Group, Inc.	322,100	9,983,806
		31,836,146
Cayman Islands — 1.2%
China Resources Land, Ltd.	1,550,000	5,675,112
China — 5.0%
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	1,661,360	6,348,716
LONGi Green Energy Technology Co., Ltd., Class A	1,312,791	3,908,420
Midea Group Co., Ltd., Class A	1,567,712	11,359,531
Oppein Home Group, Inc., Class A	265,580	2,942,240
		24,558,907
Denmark — 3.3%
Danske Bank A/S	614,026	15,887,132
France — 12.2%
Orange SA	1,262,567	15,535,142
Sanofi SA	140,804	13,098,047
Sodexo SA	105,359	11,284,839
TotalEnergies SE	229,423	15,548,007
Worldline SA*†	261,753	4,055,812
		59,521,847
Germany — 6.6%
Fresenius SE & Co. KGaA	399,907	12,662,848
Rheinmetall AG	56,912	17,097,853
Siemens AG	13,754	2,305,570
Siemens Energy AG†	21,651	256,410
		32,322,681
Ireland — 2.8%
ICON PLC†	51,670	13,792,790
Israel — 1.5%
Check Point Software Technologies, Ltd.†	51,655	7,541,630
Italy — 3.9%
Prysmian SpA	354,710	13,640,984
UniCredit SpA	207,185	5,634,642
		19,275,626
Japan — 15.0%
Asahi Group Holdings, Ltd.	222,800	8,197,585
Dai-ichi Life Holdings, Inc.	398,600	8,283,331
FUJIFILM Holdings Corp.	208,800	12,196,196
Hitachi, Ltd.	138,200	9,587,124
Mitsubishi UFJ Financial Group, Inc.	1,050,400	8,891,488
ORIX Corp.	417,700	7,602,613
Security Description	Shares or Principal Amount	Value

Japan (continued)
Resonac Holdings Corp.#	710,900	$ 13,234,075
Takeda Pharmaceutical Co., Ltd.	182,600	5,129,698
		73,122,110
Luxembourg — 2.1%
Samsonite International SA*†	3,478,900	10,154,381
Mexico — 2.4%
America Movil SAB de CV	12,786,100	11,609,339
Netherlands — 6.0%
ING Groep NV	1,098,642	15,400,445
NN Group NV#	367,818	13,968,912
		29,369,357
South Korea — 5.3%
Samsung Electronics Co., Ltd.	267,524	15,095,723
SK Telecom Co., Ltd.	269,540	10,905,699
		26,001,422
Thailand — 3.8%
Minor International PCL	8,435,900	6,534,810
SCB X PCL	4,198,700	11,846,236
		18,381,046
United Kingdom — 8.0%
ConvaTec Group PLC*	3,163,041	8,976,667
Informa PLC	1,431,716	13,429,494
Shell PLC	523,027	16,903,554
		39,309,715
United States — 2.4%
Baker Hughes Co.	235,709	7,955,179
Gentex Corp.	127,642	3,881,593
		11,836,772
Total Long-Term Investment Securities (cost $462,480,925)		475,101,916

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.5%
Unaffiliated Investment Companies — 2.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31%(1) (cost $12,028,091)	12,028,091	$ 12,028,091
TOTAL INVESTMENTS (cost $474,509,016)(2)	99.7%	487,130,007
Other assets less liabilities	0.3	1,412,364
NET ASSETS	100.0%	$488,542,371
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Value Fund has no right to demand registration of these securities. At November 30, 2023, the aggregate value of these securities was $23,186,860 representing 4.7% of net assets.
#	The security or a portion thereof is out on loan.
At November 30, 2023, the Fund had loaned securities with a total value of $499,130. This was secured by collateral of $526,966 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2023
United States Treasury Notes/Bonds	0.13% to 4.63%	12/15/2023 to 05/15/2033	$526,966
(1)	The rate shown is the 7-day yield as of November 30, 2023.
(2)	See Note 4 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$475,101,916	$—	$—	$475,101,916
Short-Term Investments	12,028,091	—	—	12,028,091
Total Investments at Value	$487,130,007	$—	$—	$487,130,007
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Large Capital Growth Fund
PORTFOLIO PROFILE — November 30, 2023— (unaudited)

Industry Allocation*
Software	18.1%
Computers	9.9
Healthcare-Products	9.0
Diversified Financial Services	7.7
Internet	6.2
Electronics	5.3
Semiconductors	5.2
Commercial Services	4.5
Retail	4.1
Insurance	3.6
Apparel	3.5
Household Products/Wares	2.4
Electrical Components & Equipment	2.3
Healthcare-Services	2.0
REITS	1.9
Food	1.7
Chemicals	1.7
Electric	1.4
Pharmaceuticals	1.3
Auto Parts & Equipment	1.3
Media	1.2
Machinery-Diversified	1.2
Transportation	1.1
Beverages	1.1
Cosmetics/Personal Care	1.1
Environmental Control	0.5
Short-Term Investments	0.5
99.8%
*	Calculated as a percentage of net assets

VALIC Company I Large Capital Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.3%
Apparel — 3.5%
LVMH Moet Hennessy Louis Vuitton SE	10,784	$ 8,248,566
NIKE, Inc., Class B	141,037	15,552,150
		23,800,716
Auto Parts & Equipment — 1.3%
Aptiv PLC†	103,669	8,587,940
Beverages — 1.1%
PepsiCo, Inc.	44,782	7,536,363
Chemicals — 1.7%
Sherwin-Williams Co.	40,757	11,363,052
Commercial Services — 4.5%
Equifax, Inc.	22,489	4,896,080
Gartner, Inc.†	31,040	13,497,434
Moody's Corp.	26,964	9,840,781
Verisk Analytics, Inc.	11,150	2,691,945
		30,926,240
Computers — 9.9%
Accenture PLC, Class A	83,261	27,737,570
Apple, Inc.	211,398	40,155,050
		67,892,620
Cosmetics/Personal Care — 1.1%
Estee Lauder Cos., Inc., Class A	56,887	7,263,901
Diversified Financial Services — 7.7%
Brookfield Asset Management, Ltd., Class A	156,415	5,476,456
Charles Schwab Corp.	113,433	6,955,712
Mastercard, Inc., Class A	20,627	8,536,071
Visa, Inc., Class A	122,349	31,404,541
		52,372,780
Electric — 1.4%
Xcel Energy, Inc.	160,990	9,794,632
Electrical Components & Equipment — 2.3%
Eaton Corp. PLC	47,392	10,790,685
Schneider Electric SE	28,774	5,281,265
		16,071,950
Electronics — 5.3%
Amphenol Corp., Class A	190,561	17,339,145
Fortive Corp.	49,318	3,401,956
Hubbell, Inc.	21,234	6,370,200
TE Connectivity, Ltd.	68,573	8,983,063
		36,094,364
Environmental Control — 0.5%
Veralto Corp.†	45,426	3,509,158
Food — 1.7%
McCormick & Co., Inc.	178,141	11,548,881
Healthcare-Products — 9.0%
Abbott Laboratories	53,512	5,580,767
Agilent Technologies, Inc.	119,583	15,282,707
Boston Scientific Corp.†	224,253	12,533,500
Danaher Corp.	29,690	6,630,074
STERIS PLC	55,114	11,074,607
Stryker Corp.	9,377	2,778,687
Thermo Fisher Scientific, Inc.	15,583	7,725,428
		61,605,770
Security Description	Shares or Principal Amount	Value

Healthcare-Services — 2.0%
ICON PLC†	51,915	$ 13,858,190
Household Products/Wares — 2.4%
Church & Dwight Co., Inc.	171,511	16,573,108
Insurance — 3.6%
Aon PLC, Class A	48,417	15,904,500
Marsh & McLennan Cos., Inc.	43,758	8,726,221
		24,630,721
Internet — 6.2%
Alphabet, Inc., Class A†	259,031	34,329,378
Tencent Holdings, Ltd.	192,600	8,062,704
		42,392,082
Machinery-Diversified — 1.2%
Otis Worldwide Corp.	94,471	8,104,667
Media — 1.2%
Walt Disney Co.†	89,173	8,265,445
Pharmaceuticals — 1.3%
Becton Dickinson & Co.	36,384	8,593,173
REITS — 1.9%
American Tower Corp.	63,379	13,232,268
Retail — 4.1%
Ross Stores, Inc.	99,623	12,988,847
Starbucks Corp.	63,465	6,302,074
TJX Cos., Inc.	97,451	8,586,408
		27,877,329
Semiconductors — 5.2%
Analog Devices, Inc.	77,807	14,268,248
NVIDIA Corp.	15,009	7,019,709
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	100,647	9,793,959
Texas Instruments, Inc.	28,086	4,289,013
		35,370,929
Software — 18.1%
Adobe, Inc.†	18,390	11,236,474
Electronic Arts, Inc.	39,493	5,450,429
Fiserv, Inc.†	75,928	9,916,956
Microsoft Corp.	255,493	96,808,852
		123,412,711
Transportation — 1.1%
Canadian Pacific Kansas City, Ltd.	108,863	7,838,136
Total Long-Term Investment Securities (cost $511,938,947)		678,517,126
SHORT-TERM INVESTMENTS — 0.5%
Sovereign — 0.5%
Federal Home Loan Bank
5.20%, 12/01/2023 (cost $3,276,000)	$3,276,000	3,276,000
TOTAL INVESTMENTS (cost $515,214,947)(1)	99.8%	681,793,126
Other assets less liabilities	0.2	1,334,175
NET ASSETS	100.0%	$683,127,301
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt

VALIC Company I Large Capital Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$678,517,126	$ —	$—	$678,517,126
Short-Term Investments	—	3,276,000	—	3,276,000
Total Investments at Value	$678,517,126	$3,276,000	$—	$681,793,126
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Mid Cap Index Fund
PORTFOLIO PROFILE — November 30, 2023— (unaudited)

Industry Allocation*
REITS	8.3%
Retail	6.1
Insurance	5.2
Banks	5.1
Oil & Gas	4.3
Building Materials	3.9
Commercial Services	3.7
Healthcare-Products	3.2
Computers	3.1
Machinery-Diversified	2.9
Diversified Financial Services	2.8
Electronics	2.8
Software	2.6
Chemicals	2.3
Semiconductors	2.3
Apparel	2.2
Transportation	2.0
Food	2.0
Healthcare-Services	1.9
Electric	1.9
Engineering & Construction	1.9
Packaging & Containers	1.9
Iron/Steel	1.6
Auto Parts & Equipment	1.5
Pharmaceuticals	1.5
Entertainment	1.5
Electrical Components & Equipment	1.3
Miscellaneous Manufacturing	1.3
Hand/Machine Tools	1.1
Biotechnology	1.1
Metal Fabricate/Hardware	1.1
Leisure Time	1.1
Distribution/Wholesale	1.0
Lodging	1.0
Home Builders	1.0
Gas	1.0
Environmental Control	0.9
Telecommunications	0.8
Media	0.8
Internet	0.8
Machinery-Construction & Mining	0.7
Home Furnishings	0.7
Mining	0.7
Pipelines	0.6
Beverages	0.6
Aerospace/Defense	0.6
Short-Term Investments	0.6
Oil & Gas Services	0.6
Water	0.4
Repurchase Agreements	0.3
Real Estate	0.3
Private Equity	0.3
Food Service	0.3
Agriculture	0.3
Savings & Loans	0.3
Toys/Games/Hobbies	0.3
Cosmetics/Personal Care	0.2
Trucking & Leasing	0.2
Energy-Alternate Sources	0.1
Household Products/Wares	0.1
Housewares	0.1
101.1%
*	Calculated as a percentage of net assets

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 100.2%
Aerospace/Defense — 0.6%
Curtiss-Wright Corp.	45,332	$ 9,696,515
Hexcel Corp.	99,962	6,928,366
		16,624,881
Agriculture — 0.3%
Darling Ingredients, Inc.†	188,750	8,280,463
Apparel — 2.2%
Capri Holdings, Ltd.†	137,360	6,653,719
Carter's, Inc.	44,093	3,006,702
Columbia Sportswear Co.	41,371	3,240,591
Crocs, Inc.†	72,953	7,704,566
Deckers Outdoor Corp.†	30,929	20,535,928
PVH Corp.	74,222	7,257,427
Skechers USA, Inc., Class A†	159,018	9,367,750
Under Armour, Inc., Class A†	223,324	1,817,857
Under Armour, Inc., Class C#†	236,652	1,812,754
		61,397,294
Auto Parts & Equipment — 1.5%
Adient PLC†	110,838	3,568,984
Autoliv, Inc.	89,925	9,318,028
Fox Factory Holding Corp.†	50,141	3,134,314
Gentex Corp.	276,261	8,401,097
Goodyear Tire & Rubber Co.†	335,482	4,659,845
Lear Corp.	69,524	9,298,835
Visteon Corp.†	33,373	3,960,374
		42,341,477
Banks — 5.1%
Associated Banc-Corp	178,608	3,168,506
Bank OZK	124,529	5,212,784
Cadence Bank	216,123	5,413,881
Columbia Banking System, Inc.	246,834	5,536,487
Commerce Bancshares, Inc.	134,295	6,791,298
Cullen/Frost Bankers, Inc.	75,887	7,458,933
East West Bancorp, Inc.	167,439	10,535,262
First Financial Bankshares, Inc.	152,034	3,990,893
First Horizon Corp.	661,198	8,456,722
FNB Corp.	424,648	5,091,530
Glacier Bancorp, Inc.	131,216	4,412,794
Hancock Whitney Corp.	101,926	4,204,448
Home BancShares, Inc.	222,964	4,945,342
International Bancshares Corp.	63,152	2,833,630
Old National Bancorp	346,265	5,155,886
Pinnacle Financial Partners, Inc.	90,841	6,592,331
Prosperity Bancshares, Inc.	110,916	6,689,344
SouthState Corp.	89,950	6,660,797
Synovus Financial Corp.	172,982	5,326,116
Texas Capital Bancshares, Inc.†	56,807	3,117,568
UMB Financial Corp.	51,678	3,703,245
United Bankshares, Inc.	159,689	5,287,303
Valley National Bancorp	504,640	4,592,224
Webster Financial Corp.	205,039	9,195,999
Wintrust Financial Corp.	72,441	6,206,020
		140,579,343
Beverages — 0.6%
Boston Beer Co., Inc., Class A†	11,187	3,968,700
Celsius Holdings, Inc.†	174,715	8,650,140
Coca-Cola Consolidated, Inc.	5,546	4,073,648
		16,692,488
Security Description	Shares or Principal Amount	Value

Biotechnology — 1.1%
Arrowhead Pharmaceuticals, Inc.†	126,858	$ 2,689,390
Exelixis, Inc.†	376,789	8,217,768
Halozyme Therapeutics, Inc.†	156,122	6,027,870
United Therapeutics Corp.†	55,544	13,330,560
		30,265,588
Building Materials — 3.9%
Builders FirstSource, Inc.†	147,976	19,845,061
Eagle Materials, Inc.	41,932	7,591,789
Fortune Brands Innovations, Inc.	150,170	10,276,133
Knife River Corp.†	66,944	3,995,218
Lennox International, Inc.	37,826	15,382,321
Louisiana-Pacific Corp.	75,949	4,632,130
MDU Resources Group, Inc.	240,996	4,612,663
Owens Corning	106,314	14,414,052
Simpson Manufacturing Co., Inc.	50,501	8,432,152
Trex Co., Inc.†	128,479	9,028,219
UFP Industries, Inc.	73,214	8,026,451
		106,236,189
Chemicals — 2.3%
Ashland, Inc.	60,641	4,846,429
Avient Corp.	107,791	3,702,621
Axalta Coating Systems, Ltd.†	262,374	8,256,910
Cabot Corp.	66,199	5,024,504
Chemours Co.	175,242	4,806,888
NewMarket Corp.	8,170	4,334,267
Olin Corp.	148,909	7,019,570
RPM International, Inc.	152,727	15,720,190
Valvoline, Inc.	164,102	5,618,852
Westlake Corp.	37,778	4,850,317
		64,180,548
Commercial Services — 3.7%
Avis Budget Group, Inc.†	23,381	4,275,216
Brink's Co.	54,943	4,335,003
Euronet Worldwide, Inc.†	55,830	4,869,493
FTI Consulting, Inc.†	40,272	8,878,365
Graham Holdings Co., Class B	4,361	2,735,001
Grand Canyon Education, Inc.†	35,292	4,825,122
GXO Logistics, Inc.†	140,755	7,918,876
H&R Block, Inc.	180,221	8,185,638
Hertz Global Holdings, Inc.†	158,394	1,321,006
Insperity, Inc.	42,882	4,877,827
ManpowerGroup, Inc.	58,676	4,354,346
Morningstar, Inc.	30,792	8,725,221
Paylocity Holding Corp.†	50,958	7,983,590
Progyny, Inc.†	98,231	3,375,217
R1 RCM, Inc.†	233,035	2,465,510
Service Corp. International	178,532	10,938,656
Vestis Corp.†	154,470	2,828,346
WEX, Inc.†	50,834	8,976,268
		101,868,701
Computers — 3.1%
ASGN, Inc.†	57,280	5,111,667
CACI International, Inc., Class A†	26,982	8,659,873
Crane NXT Co.	57,134	2,940,116
ExlService Holdings, Inc.†	196,124	5,564,038
Genpact, Ltd.	197,416	6,704,247
KBR, Inc.	159,667	8,249,994
Kyndryl Holdings, Inc.†	270,883	4,884,021
Lumentum Holdings, Inc.†	81,304	3,479,811
Maximus, Inc.	71,934	6,005,770

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
NCR Voyix Corp.†	158,411	$ 2,483,884
Qualys, Inc.†	43,447	8,030,743
Science Applications International Corp.	63,532	7,459,292
Super Micro Computer, Inc.†	54,042	14,778,866
		84,352,322
Cosmetics/Personal Care — 0.2%
Coty, Inc., Class A†	423,883	4,832,266
Distribution/Wholesale — 1.0%
Core & Main, Inc., Class A†	143,844	5,038,855
Watsco, Inc.#	39,690	15,170,709
WESCO International, Inc.	52,308	8,152,202
		28,361,766
Diversified Financial Services — 2.8%
Affiliated Managers Group, Inc.	41,476	5,622,072
Ally Financial, Inc.	321,257	9,387,130
Evercore, Inc., Class A	41,254	6,087,028
Federated Hermes, Inc.	104,482	3,324,617
Interactive Brokers Group, Inc., Class A	126,597	9,854,310
Janus Henderson Group PLC	156,839	4,107,613
Jefferies Financial Group, Inc.	209,156	7,412,489
SEI Investments Co.	119,046	6,984,429
SLM Corp.	267,556	4,021,367
Stifel Financial Corp.	123,610	7,542,682
Voya Financial, Inc.	125,185	8,951,979
Western Union Co.	443,245	5,154,939
		78,450,655
Electric — 1.9%
ALLETE, Inc.	67,928	3,768,645
Black Hills Corp.	79,423	4,097,433
IDACORP, Inc.	59,900	5,780,350
Northwestern Energy Group, Inc.	71,058	3,574,928
OGE Energy Corp.	237,030	8,307,902
Ormat Technologies, Inc.	63,470	4,272,800
PNM Resources, Inc.	101,582	4,222,764
Portland General Electric Co.	119,641	4,912,459
Vistra Corp.	408,902	14,479,220
		53,416,501
Electrical Components & Equipment — 1.3%
Acuity Brands, Inc.	36,914	6,617,204
Belden, Inc.	50,057	3,325,787
EnerSys	48,569	4,297,385
Littelfuse, Inc.	29,458	6,857,822
Novanta, Inc.†	42,377	6,120,934
Universal Display Corp.	51,549	8,722,091
		35,941,223
Electronics — 2.8%
Arrow Electronics, Inc.†	65,874	7,810,022
Avnet, Inc.	108,166	5,057,842
Coherent Corp.†	154,007	5,665,918
Jabil, Inc.	154,891	17,862,030
nVent Electric PLC	196,187	10,446,958
Sensata Technologies Holding PLC	180,385	5,864,316
TD SYNNEX Corp.	61,389	6,055,411
Vishay Intertechnology, Inc.	150,235	3,339,724
Vontier Corp.	183,126	6,176,840
Woodward, Inc.	71,502	9,665,640
		77,944,701
Security Description	Shares or Principal Amount	Value

Energy-Alternate Sources — 0.1%
Sunrun, Inc.†	257,026	$ 3,315,635
Engineering & Construction — 1.9%
AECOM	164,177	14,588,768
Arcosa, Inc.	1	74
EMCOR Group, Inc.	55,782	11,854,791
Exponent, Inc.	60,177	4,631,222
Fluor Corp.†	169,670	6,452,550
MasTec, Inc.†	71,533	4,337,761
TopBuild Corp.†	37,583	11,116,300
		52,981,466
Entertainment — 1.5%
Churchill Downs, Inc.	80,629	9,334,419
Light & Wonder, Inc.†	107,834	9,534,682
Marriott Vacations Worldwide Corp.	40,138	2,926,060
Penn Entertainment, Inc.#†	178,746	4,390,002
TKO Group Holdings, Inc.	70,763	5,472,103
Vail Resorts, Inc.	45,627	9,915,204
		41,572,470
Environmental Control — 0.9%
Clean Harbors, Inc.†	59,599	9,634,775
Stericycle, Inc.†	109,495	5,142,980
Tetra Tech, Inc.	63,014	9,965,664
		24,743,419
Food — 2.0%
Flowers Foods, Inc.	227,579	4,735,919
Grocery Outlet Holding Corp.†	116,897	3,297,664
Ingredion, Inc.	78,274	8,022,302
Lancaster Colony Corp.	24,103	3,998,688
Performance Food Group Co.†	184,792	12,020,720
Pilgrim's Pride Corp.†	47,640	1,217,678
Post Holdings, Inc.†	60,134	5,137,248
Sprouts Farmers Market, Inc.†	120,719	5,200,575
US Foods Holding Corp.†	268,823	11,782,512
		55,413,306
Food Service — 0.3%
Aramark	308,940	8,653,409
Gas — 1.0%
National Fuel Gas Co.	108,664	5,519,045
New Jersey Resources Corp.	115,460	4,872,412
ONE Gas, Inc.	65,622	3,781,796
Southwest Gas Holdings, Inc.	71,056	4,200,120
Spire, Inc.	62,254	3,798,116
UGI Corp.	247,909	5,451,519
		27,623,008
Hand/Machine Tools — 1.1%
Lincoln Electric Holdings, Inc.	67,946	13,457,384
MSA Safety, Inc.	43,721	7,613,575
Regal Rexnord Corp.	78,476	9,401,425
		30,472,384
Healthcare-Products — 3.2%
Azenta, Inc.#†	71,190	4,012,980
Bruker Corp.	116,441	7,579,145
Enovis Corp.†	58,737	2,905,132
Envista Holdings Corp.†	193,878	4,399,092
Globus Medical, Inc., Class A†	138,899	6,239,343
Haemonetics Corp.†	60,016	4,853,494
Inari Medical, Inc.†	60,408	3,605,753

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Integra LifeSciences Holdings Corp.†	83,814	$ 3,284,671
Lantheus Holdings, Inc.†	80,985	5,800,146
LivaNova PLC†	63,768	2,859,995
Masimo Corp.†	52,506	4,922,962
Neogen Corp.#†	232,884	3,952,041
Patterson Cos., Inc.	100,707	2,558,965
Penumbra, Inc.†	45,489	10,102,652
QuidelOrtho Corp.†	58,492	4,020,155
Repligen Corp.†	61,365	9,649,646
Shockwave Medical, Inc.†	43,492	7,591,529
		88,337,701
Healthcare-Services — 1.9%
Acadia Healthcare Co., Inc.†	109,081	7,961,822
Amedisys, Inc.†	38,620	3,614,060
Chemed Corp.	17,843	10,116,981
Encompass Health Corp.	118,618	7,730,335
HealthEquity, Inc.†	101,151	6,779,140
Medpace Holdings, Inc.†	27,489	7,441,822
Sotera Health Co.#†	117,062	1,597,896
Tenet Healthcare Corp.†	120,162	8,292,380
		53,534,436
Home Builders — 1.0%
KB Home	91,966	4,791,428
Taylor Morrison Home Corp.†	129,527	5,841,668
Thor Industries, Inc.	63,087	6,250,029
Toll Brothers, Inc.	129,401	11,114,252
		27,997,377
Home Furnishings — 0.7%
Dolby Laboratories, Inc., Class A	70,480	6,070,443
Leggett & Platt, Inc.	157,628	3,604,952
Tempur Sealy International, Inc.	203,740	8,214,797
		17,890,192
Household Products/Wares — 0.1%
Helen of Troy, Ltd.†	28,520	2,995,456
Housewares — 0.1%
Scotts Miracle-Gro Co.#	49,179	2,737,303
Insurance — 5.2%
American Financial Group, Inc.	78,338	8,961,084
Brighthouse Financial, Inc.†	77,519	4,033,314
CNO Financial Group, Inc.	133,726	3,543,739
Erie Indemnity Co., Class A	29,518	8,726,701
Essent Group, Ltd.	126,615	6,120,569
Fidelity National Financial, Inc.	306,000	13,721,040
First American Financial Corp.	121,997	7,271,021
Hanover Insurance Group, Inc.	42,314	5,259,630
Kemper Corp.	71,258	3,151,741
Kinsale Capital Group, Inc.	26,041	9,116,954
MGIC Investment Corp.	334,115	5,877,083
Old Republic International Corp.	313,281	9,182,266
Primerica, Inc.	42,328	8,868,139
Reinsurance Group of America, Inc.	78,359	12,777,219
RenaissanceRe Holdings, Ltd.	60,572	12,984,214
RLI Corp.	47,485	6,438,966
Selective Insurance Group, Inc.	71,678	7,288,936
Unum Group	217,623	9,357,789
		142,680,405
Security Description	Shares or Principal Amount	Value

Internet — 0.8%
GoDaddy, Inc., Class A†	173,745	$ 17,384,925
Ziff Davis, Inc.†	55,010	3,510,738
		20,895,663
Iron/Steel — 1.6%
Cleveland-Cliffs, Inc.†	602,002	10,330,354
Commercial Metals Co.	138,211	6,265,105
Reliance Steel & Aluminum Co.	69,299	19,075,243
United States Steel Corp.	263,867	9,472,825
		45,143,527
Leisure Time — 1.1%
Brunswick Corp.	82,645	6,518,211
Harley-Davidson, Inc.	152,589	4,576,144
Planet Fitness, Inc., Class A†	100,075	6,799,096
Polaris, Inc.	63,064	5,200,888
Topgolf Callaway Brands Corp.†	169,132	2,073,558
YETI Holdings, Inc.†	102,648	4,376,911
		29,544,808
Lodging — 1.0%
Boyd Gaming Corp.	84,035	4,962,267
Choice Hotels International, Inc.	29,811	3,287,557
Hilton Grand Vacations, Inc.†	85,955	2,944,818
Hyatt Hotels Corp., Class A#	54,341	6,236,173
Travel & Leisure Co.	87,486	3,118,001
Wyndham Hotels & Resorts, Inc.	99,715	7,711,958
		28,260,774
Machinery-Construction & Mining — 0.7%
BWX Technologies, Inc.	108,246	8,446,435
Oshkosh Corp.	77,281	7,518,668
Terex Corp.	79,765	3,948,368
		19,913,471
Machinery-Diversified — 2.9%
AGCO Corp.	73,552	8,350,359
Chart Industries, Inc.†	49,673	6,458,980
Cognex Corp.	203,900	7,687,030
Crane Co.	57,782	6,106,402
Esab Corp.	67,035	5,171,750
Flowserve Corp.	155,278	5,940,936
Graco, Inc.	199,995	16,155,596
Middleby Corp.†	63,437	8,007,652
Toro Co.	122,968	10,206,344
Watts Water Technologies, Inc., Class A	32,405	6,238,287
		80,323,336
Media — 0.8%
Cable One, Inc.	5,390	2,867,911
New York Times Co., Class A	193,564	9,095,573
Nexstar Media Group, Inc.	39,443	5,598,145
TEGNA, Inc.	238,492	3,656,082
		21,217,711
Metal Fabricate/Hardware — 1.1%
Advanced Drainage Systems, Inc.	81,953	9,925,328
RBC Bearings, Inc.†	34,386	8,862,647
Timken Co.	77,348	5,599,995
Valmont Industries, Inc.	24,868	5,460,267
		29,848,237
Mining — 0.7%
Alcoa Corp.	211,188	5,672,509

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining (continued)
MP Materials Corp.#†	170,294	$ 2,702,566
Royal Gold, Inc.	77,740	9,468,732
		17,843,807
Miscellaneous Manufacturing — 1.3%
Carlisle Cos., Inc.	59,077	16,565,782
Donaldson Co., Inc.	143,484	8,729,566
ITT, Inc.	97,162	10,519,730
		35,815,078
Oil & Gas — 4.3%
Antero Resources Corp.†	334,162	7,896,248
Chesapeake Energy Corp.#	133,142	10,692,634
Chord Energy Corp.	49,150	7,969,181
Civitas Resources, Inc.	100,976	6,936,041
CNX Resources Corp.†	191,086	3,986,054
HF Sinclair Corp.	189,381	9,938,715
Matador Resources Co.	131,135	7,590,094
Murphy Oil Corp.	175,561	7,508,744
Ovintiv, Inc.	300,313	13,315,878
PBF Energy, Inc., Class A	130,180	5,779,992
Permian Resources Corp.	434,841	5,713,811
Range Resources Corp.	285,629	9,282,942
Southwestern Energy Co.†	1,303,530	8,590,263
Valaris, Ltd.†	75,303	5,165,786
Weatherford International PLC†	85,298	7,735,676
		118,102,059
Oil & Gas Services — 0.6%
ChampionX Corp.	232,645	6,821,151
NOV, Inc.	466,017	8,770,440
		15,591,591
Packaging & Containers — 1.9%
AptarGroup, Inc.	77,679	9,856,688
Berry Global Group, Inc.	139,766	9,241,328
Crown Holdings, Inc.	142,783	12,280,766
Graphic Packaging Holding Co.	363,570	8,242,132
Greif, Inc., Class A	30,145	2,107,136
Silgan Holdings, Inc.	98,888	4,125,607
Sonoco Products Co.	115,926	6,394,478
		52,248,135
Pharmaceuticals — 1.5%
BellRing Brands, Inc.†	155,560	8,229,124
Jazz Pharmaceuticals PLC†	74,718	8,833,909
Neurocrine Biosciences, Inc.†	115,566	13,473,840
Option Care Health, Inc.†	212,877	6,333,091
Perrigo Co. PLC	160,235	4,880,758
		41,750,722
Pipelines — 0.6%
Antero Midstream Corp.	403,050	5,368,626
DT Midstream, Inc.	114,679	6,569,960
Equitrans Midstream Corp.	512,745	4,809,548
		16,748,134
Private Equity — 0.3%
Carlyle Group, Inc.	255,592	8,761,694
Real Estate — 0.3%
Jones Lang LaSalle, Inc.†	56,429	8,775,838
Security Description	Shares or Principal Amount	Value

REITS — 8.3%
Agree Realty Corp.	113,930	$ 6,745,795
Annaly Capital Management, Inc.	584,517	10,562,222
Apartment Income REIT Corp.	176,600	5,495,792
Brixmor Property Group, Inc.	355,738	7,655,482
COPT Defense Properties	133,180	3,222,956
Cousins Properties, Inc.	179,618	3,685,761
CubeSmart	266,051	10,578,188
EastGroup Properties, Inc.	53,728	9,335,240
EPR Properties	89,142	3,977,516
Equity LifeStyle Properties, Inc.	220,449	15,673,924
First Industrial Realty Trust, Inc.	156,516	7,364,078
Gaming & Leisure Properties, Inc.	310,822	14,524,712
Healthcare Realty Trust, Inc.	450,728	6,882,617
Independence Realty Trust, Inc.	265,585	3,617,268
Kilroy Realty Corp.	126,193	4,161,845
Kite Realty Group Trust	259,618	5,483,132
Lamar Advertising Co., Class A	103,600	10,493,644
Medical Properties Trust, Inc.#	708,179	3,434,668
National Storage Affiliates Trust	98,217	3,259,822
NNN REIT, Inc.	215,876	8,768,883
Omega Healthcare Investors, Inc.	289,795	9,200,991
Park Hotels & Resorts, Inc.	255,310	3,786,247
Physicians Realty Trust	282,199	3,296,084
PotlatchDeltic Corp.	94,570	4,335,089
Rayonier, Inc.	161,432	4,952,734
Rexford Industrial Realty, Inc.	244,315	12,025,184
Sabra Health Care REIT, Inc.	273,637	3,995,100
Spirit Realty Capital, Inc.	167,258	6,907,756
STAG Industrial, Inc.	212,624	7,622,571
Starwood Property Trust, Inc.#	351,649	6,987,266
Vornado Realty Trust	189,420	4,458,947
WP Carey, Inc.	253,172	15,757,425
		228,248,939
Retail — 6.1%
AutoNation, Inc.†	31,799	4,301,451
BJ's Wholesale Club Holdings, Inc.†	159,019	10,269,447
Burlington Stores, Inc.†	76,787	13,022,307
Casey's General Stores, Inc.	44,249	12,186,175
Dick's Sporting Goods, Inc.	74,157	9,647,826
FirstCash Holdings, Inc.	43,775	4,902,800
Five Below, Inc.†	65,875	12,414,803
Floor & Decor Holdings, Inc., Class A†	125,971	11,552,800
GameStop Corp., Class A#†	317,380	4,617,879
Gap, Inc.	252,636	5,070,405
Lithia Motors, Inc.	32,618	8,708,680
Macy's, Inc.	322,527	5,115,278
MSC Industrial Direct Co., Inc., Class A	56,093	5,464,580
Murphy USA, Inc.	23,104	8,538,083
Nordstrom, Inc.#	114,672	1,791,177
Ollie's Bargain Outlet Holdings, Inc.†	73,135	5,358,601
Penske Automotive Group, Inc.	23,097	3,448,382
RH# †	18,285	4,936,401
Texas Roadhouse, Inc.	78,994	8,891,565
Wendy's Co.	200,623	3,761,681
Williams-Sonoma, Inc.#	76,004	14,253,790
Wingstop, Inc.	35,477	8,527,252
		166,781,363
Savings & Loans — 0.3%
New York Community Bancorp, Inc.	855,016	8,045,701
Semiconductors — 2.3%
Allegro MicroSystems, Inc.†	84,238	2,292,958

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
Amkor Technology, Inc.	122,141	$ 3,440,712
Cirrus Logic, Inc.†	64,747	4,914,945
IPG Photonics Corp.†	35,315	3,381,764
Lattice Semiconductor Corp.†	163,124	9,550,910
MACOM Technology Solutions Holdings, Inc.†	63,849	5,362,039
MKS Instruments, Inc.	74,381	6,140,152
Onto Innovation, Inc.†	58,068	8,188,169
Power Integrations, Inc.	67,923	5,189,996
Silicon Laboratories, Inc.†	37,710	3,973,503
Synaptics, Inc.†	46,775	4,735,501
Wolfspeed, Inc.#†	147,309	5,429,810
		62,600,459
Software — 2.6%
Aspen Technology, Inc.†	33,568	6,319,512
Blackbaud, Inc.†	50,988	3,836,337
CommVault Systems, Inc.†	51,924	3,820,568
Concentrix Corp.	51,131	4,805,803
Doximity, Inc., Class A†	148,541	3,453,578
Dropbox, Inc., Class A†	305,183	8,600,057
Dynatrace, Inc.†	281,147	15,055,422
Manhattan Associates, Inc.†	72,983	16,278,858
Teradata Corp.†	118,228	5,586,273
ZoomInfo Technologies, Inc.†	361,091	5,188,877
		72,945,285
Telecommunications — 0.8%
Calix, Inc.†	69,853	2,695,627
Ciena Corp.†	176,926	8,112,057
Frontier Communications Parent, Inc.†	261,760	5,729,927
Iridium Communications, Inc.	147,992	5,638,495
		22,176,106
Toys/Games/Hobbies — 0.3%
Mattel, Inc.†	419,107	7,963,033
Transportation — 2.0%
Kirby Corp.†	70,415	5,404,351
Knight-Swift Transportation Holdings, Inc.	190,884	10,265,742
Landstar System, Inc.	42,540	7,344,531
Ryder System, Inc.	53,879	5,772,596
Saia, Inc.†	31,403	12,259,417
Werner Enterprises, Inc.	75,019	3,001,510
XPO, Inc.†	137,242	11,841,240
		55,889,387
Trucking & Leasing — 0.2%
GATX Corp.	41,894	4,566,446
Water — 0.4%
Essential Utilities, Inc.	287,988	10,255,253
Total Long-Term Investment Securities (cost $2,156,011,566)		2,762,970,930
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.6%
Unaffiliated Investment Companies — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio 5.36%(1)(2)	11,183,187	$ 11,183,187
U.S. Government — 0.2%
United States Treasury Bills
5.29%, 12/28/2023	$ 4,800,000	4,780,971
Total Short-Term Investments (cost $15,967,077)		15,964,158
REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 11/30/2023, to be repurchased 12/01/2023 in the amount of $8,776,781 and collateralized by $9,086,300 of United States Treasury Notes, bearing interest at 3.75% due 04/15/2026 and having an approximate value of $8,952,013 (cost $8,776,391)	8,776,391	8,776,391
TOTAL INVESTMENTS (cost $2,180,755,034)(3)	101.1%	2,787,711,479
Other assets less liabilities	(1.1)	(31,046,810)
NET ASSETS	100.0%	$2,756,664,669
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of November 30, 2023.
(2)	At November 30, 2023, the Fund had loaned securities with a total value of $44,199,645. This was secured by collateral of $11,183,187, which was received in cash and subsequently invested in short-term investments currently valued at $11,183,187 as reported in the Portfolio of Investments. Additional collateral of $34,776,062 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2023
Government National Mtg. Assoc.	1.75%	11/20/2051	$ 371
United States Treasury Bills	0.00%	12/19/2023 to 10/03/2024	896,196
United States Treasury Notes/Bonds	0.00% to 6.13%	01/15/2024 to 05/15/2053	33,879,495
(3)	See Note 4 for cost of investments on a tax basis.

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$2,762,970,930	$ —	$—	$2,762,970,930
Short-Term Investments:
U.S. Government	—	4,780,971	—	4,780,971
Other Short-Term Investments	11,183,187	—	—	11,183,187
Repurchase Agreements	—	8,776,391	—	8,776,391
Total Investments at Value	$2,774,154,117	$13,557,362	$—	$2,787,711,479
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO PROFILE — November 30, 2023— (unaudited)

Industry Allocation*
Software	14.5%
Healthcare-Products	10.2
Retail	8.1
Semiconductors	6.1
Commercial Services	5.1
Computers	4.7
Pharmaceuticals	4.1
Insurance	3.6
Diversified Financial Services	3.5
Internet	2.9
Aerospace/Defense	2.7
Healthcare-Services	2.4
Electronics	2.4
Miscellaneous Manufacturing	2.4
Biotechnology	2.3
Chemicals	2.2
Distribution/Wholesale	2.2
Short-Term Investments	2.0
Environmental Control	1.4
Telecommunications	1.4
Machinery-Diversified	1.4
Pipelines	1.4
Transportation	1.4
Apparel	1.3
Electric	1.3
Advertising	1.3
Electrical Components & Equipment	1.1
Lodging	0.9
Banks	0.9
Oil & Gas	0.8
Media	0.8
Home Builders	0.7
REITS	0.6
Machinery-Construction & Mining	0.6
Airlines	0.5
Food Service	0.5
Entertainment	0.3
Hand/Machine Tools	0.1
Engineering & Construction	0.1
100.2%
*	Calculated as a percentage of net assets

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.2%
Advertising — 1.3%
Trade Desk, Inc., Class A†	158,817	$ 11,190,246
Aerospace/Defense — 2.7%
HEICO Corp.	43,360	7,415,861
Hexcel Corp.	157,061	10,885,898
L3Harris Technologies, Inc.	27,970	5,336,955
		23,638,714
Airlines — 0.5%
Ryanair Holdings PLC ADR†	41,620	4,920,316
Apparel — 1.3%
Gildan Activewear, Inc.	142,032	5,142,979
On Holding AG, Class A#†	221,379	6,422,205
		11,565,184
Banks — 0.9%
Western Alliance Bancorp	150,465	7,706,817
Biotechnology — 2.3%
Argenx SE ADR†	7,047	3,175,449
BioMarin Pharmaceutical, Inc.†	28,640	2,608,531
Corteva, Inc.	76,625	3,463,450
Illumina, Inc.†	17,674	1,801,864
Sarepta Therapeutics, Inc.†	47,042	3,823,574
Seagen, Inc.†	24,752	5,277,374
		20,150,242
Chemicals — 2.2%
Celanese Corp.	53,815	7,461,988
Olin Corp.	114,960	5,419,214
Tronox Holdings PLC	502,598	6,408,125
		19,289,327
Commercial Services — 5.1%
Cimpress PLC†	16,673	1,175,280
Global Payments, Inc.	25,146	2,928,000
GXO Logistics, Inc.†	174,581	9,821,927
Quanta Services, Inc.	56,667	10,670,963
RB Global, Inc.#	51,437	3,275,508
Rentokil Initial PLC	86,880	470,205
Rentokil Initial PLC ADR	134,859	3,688,394
TransUnion	48,277	2,834,826
Vestis Corp.†	38,230	699,991
WEX, Inc.†	53,816	9,502,829
		45,067,923
Computers — 4.7%
Amdocs, Ltd.	93,452	7,828,474
CACI International, Inc., Class A†	39,241	12,594,399
Varonis Systems, Inc.†	169,230	7,089,045
Zscaler, Inc.†	71,210	14,066,111
		41,578,029
Distribution/Wholesale — 2.2%
Ferguson PLC	112,369	19,253,304
Diversified Financial Services — 3.5%
Ameriprise Financial, Inc.	31,130	11,004,766
Cboe Global Markets, Inc.	14,097	2,568,332
Charles Schwab Corp.	56,411	3,459,123
LPL Financial Holdings, Inc.	24,202	5,380,105
Tradeweb Markets, Inc., Class A	86,455	8,377,489
		30,789,815
Security Description	Shares or Principal Amount	Value

Electric — 1.3%
Alliant Energy Corp.	119,614	$ 6,048,880
Ameren Corp.	70,582	5,476,457
		11,525,337
Electrical Components & Equipment — 1.1%
AMETEK, Inc.	61,689	9,575,983
Electronics — 2.4%
Flex, Ltd.†	330,770	8,418,096
Fortive Corp.	55,620	3,836,668
Sensata Technologies Holding PLC	184,456	5,996,665
TE Connectivity, Ltd.	26,303	3,445,693
		21,697,122
Engineering & Construction — 0.1%
Frontdoor, Inc.†	26,509	910,054
Entertainment — 0.3%
Entain PLC	244,939	2,482,443
Environmental Control — 1.4%
Clean Harbors, Inc.†	15,764	2,548,408
Veralto Corp.†	41,978	3,242,801
Waste Connections, Inc.	51,350	6,957,411
		12,748,620
Food Service — 0.5%
Aramark	152,205	4,263,262
Hand/Machine Tools — 0.1%
Regal Rexnord Corp.	10,868	1,301,986
Healthcare-Products — 10.2%
Avantor, Inc.†	514,769	10,902,808
Boston Scientific Corp.†	361,604	20,210,048
CONMED Corp.	46,420	4,979,473
Cooper Cos., Inc.	24,373	8,211,751
DENTSPLY SIRONA, Inc.	88,025	2,794,794
ICU Medical, Inc.†	25,566	2,243,672
IDEXX Laboratories, Inc.†	14,717	6,855,473
Inspire Medical Systems, Inc.†	14,735	2,141,143
Natera, Inc.†	200,632	11,225,360
Revvity, Inc.	71,937	6,395,199
STERIS PLC	16,085	3,232,120
Teleflex, Inc.	39,039	8,810,712
Waters Corp.†	10,502	2,946,966
		90,949,519
Healthcare-Services — 2.4%
Catalent, Inc.†	69,039	2,682,165
Humana, Inc.	10,104	4,899,026
ICON PLC†	17,631	4,706,419
Tenet Healthcare Corp.†	138,333	9,546,360
		21,833,970
Home Builders — 0.7%
D.R. Horton, Inc.	46,688	5,960,657
Insurance — 3.6%
Arthur J. Gallagher & Co.	46,634	11,611,866
Intact Financial Corp.	65,152	10,097,252
Ryan Specialty Holdings, Inc.#†	43,988	2,017,730
W.R. Berkley Corp.	109,326	7,931,601
		31,658,449
Internet — 2.9%
GoDaddy, Inc., Class A†	113,843	11,391,131

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Palo Alto Networks, Inc.†	43,636	$ 12,876,547
Wayfair, Inc., Class A†	4,875	272,025
Ziff Davis, Inc.†	26,364	1,682,550
		26,222,253
Lodging — 0.9%
Las Vegas Sands Corp.	176,340	8,132,801
Machinery-Construction & Mining — 0.6%
Vertiv Holdings Co.	124,130	5,419,516
Machinery-Diversified — 1.4%
Ingersoll Rand, Inc.	85,961	6,140,194
Westinghouse Air Brake Technologies Corp.	56,358	6,569,089
		12,709,283
Media — 0.8%
Liberty Media Corp.-Liberty Formula One, Class A†	6,137	351,834
Liberty Media Corp.-Liberty Formula One, Class C†	103,486	6,587,919
		6,939,753
Miscellaneous Manufacturing — 2.4%
Parker-Hannifin Corp.	20,510	8,884,522
Teledyne Technologies, Inc.†	31,632	12,746,431
		21,630,953
Oil & Gas — 0.8%
Diamondback Energy, Inc.	46,289	7,147,484
Packaging & Containers — 0.0%
Sealed Air Corp.	9,877	329,694
Pharmaceuticals — 4.1%
Ascendis Pharma A/S ADR†	19,432	1,951,556
BellRing Brands, Inc.†	272,700	14,425,830
Dexcom, Inc.†	107,027	12,363,759
McKesson Corp.	17,375	8,175,980
		36,917,125
Pipelines — 1.4%
Cheniere Energy, Inc.	68,585	12,492,758
REITS — 0.6%
Lamar Advertising Co., Class A	56,183	5,690,776
Retail — 8.1%
Academy Sports & Outdoors, Inc.	188,230	9,575,260
Burlington Stores, Inc.†	14,289	2,423,272
CarMax, Inc.†	70,464	4,505,468
Cava Group, Inc.#†	203,533	6,922,157
Dollar Tree, Inc.†	20,043	2,477,114
Lululemon Athletica, Inc.†	19,141	8,552,199
O'Reilly Automotive, Inc.†	10,450	10,265,871
Texas Roadhouse, Inc.	63,075	7,099,722
Tractor Supply Co.	52,885	10,736,184
Wingstop, Inc.	37,998	9,133,199
		71,690,446
Semiconductors — 6.1%
KLA Corp.	5,716	3,113,048
Lam Research Corp.	25,481	18,242,358
Microchip Technology, Inc.	87,657	7,314,100
Monolithic Power Systems, Inc.	16,322	8,956,208
Security Description		Shares or Principal Amount	Value

Semiconductors (continued)
NXP Semiconductors NV		36,403	$ 7,429,124
ON Semiconductor Corp.†		128,470	9,163,765
			54,218,603
Software — 14.5%
ANSYS, Inc.†		28,992	8,505,093
Atlassian Corp., Class A†		8,160	1,558,152
Broadridge Financial Solutions, Inc.		33,452	6,483,667
Ceridian HCM Holding, Inc.†		69,347	4,778,008
Constellation Software, Inc.		6,905	16,218,952
Datadog, Inc., Class A†		105,248	12,268,759
Dynatrace, Inc.†		45,809	2,453,072
Elastic NV†		95,805	7,698,890
Fidelity National Information Services, Inc.		40,129	2,353,165
HubSpot, Inc.†		23,373	11,544,626
JFrog, Ltd.†		285,910	7,713,852
MSCI, Inc.		23,239	12,104,033
Palantir Technologies, Inc., Class A†		276,081	5,535,424
SentinelOne, Inc., Class A†		269,315	5,141,223
SS&C Technologies Holdings, Inc.		153,462	8,633,772
Synopsys, Inc.†		27,770	15,085,497
Topicus.com, Inc.†		19,087	1,285,079
			129,361,264
Telecommunications — 1.4%
Motorola Solutions, Inc.		26,373	8,515,051
NICE, Ltd. ADR#†		22,124	4,198,029
			12,713,080
Transportation — 1.4%
JB Hunt Transport Services, Inc.		42,959	7,959,014
TFI International, Inc.		35,827	4,234,035
			12,193,049
Total Common Stocks (cost $824,059,577)			873,866,157
WARRANTS — 0.0%
Software — 0.0%
Constellation Software, Inc. Expires 03/31/2040†(1) (cost $0)	CAD	6,195	0
Total Long-Term Investment Securities (cost $824,059,577)			873,866,157
SHORT-TERM INVESTMENTS — 2.0%
Commercial Paper — 1.3%
Credit Agricole SA
5.27%, 12/01/2023		$11,500,000	11,498,311
Unaffiliated Investment Companies — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio 5.36%(2)(3)		6,435,564	6,435,564
Total Short-Term Investments (cost $17,935,564)			17,933,875
TOTAL INVESTMENTS (cost $841,995,141)(4)		100.2%	891,800,032
Other assets less liabilities		(0.2)	(2,171,305)
NET ASSETS		100.0%	$889,628,727
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

(2)	The rate shown is the 7-day yield as of November 30, 2023.
(3)	At November 30, 2023, the Fund had loaned securities with a total value of $17,641,696. This was secured by collateral of $6,435,564, which was received in cash and subsequently invested in short-term investments currently valued at $6,435,564 as reported in the Portfolio of Investments. Additional collateral of $11,748,469 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2023
United States Treasury Bills	0.00%	12/19/2023 to 10/03/2024	$ 149,456
United States Treasury Notes/Bonds	0.00% to 6.13%	01/15/2024 to 05/15/2053	11,599,013
(4)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
CAD—Canadian Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$873,866,157	$ —	$—	$873,866,157
Warrants	—	—	0	0
Short-Term Investments:
Commercial Paper	—	11,498,311	—	11,498,311
Other Short-Term Investments	6,435,564	—	—	6,435,564
Total Investments at Value	$880,301,721	$11,498,311	$ 0	$891,800,032
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Mid Cap Value Fund
PORTFOLIO PROFILE — November 30, 2023— (unaudited)

Industry Allocation*
REITS	7.8%
Insurance	6.2
Banks	5.8
Diversified Financial Services	5.7
Oil & Gas	4.7
Chemicals	4.3
Computers	3.8
Semiconductors	3.8
Electric	3.4
Healthcare-Services	3.1
Healthcare-Products	3.0
Electronics	3.0
Machinery-Diversified	2.8
Internet	2.8
Building Materials	2.8
Miscellaneous Manufacturing	2.5
Retail	2.5
Aerospace/Defense	2.5
Transportation	2.4
Auto Parts & Equipment	2.3
Commercial Services	1.9
Lodging	1.8
Food	1.4
Home Builders	1.3
Electrical Components & Equipment	1.3
Software	1.2
Apparel	1.1
Distribution/Wholesale	1.0
Oil & Gas Services	0.9
Pharmaceuticals	0.9
Leisure Time	0.9
Short-Term Investments	0.8
Gas	0.8
Engineering & Construction	0.8
Savings & Loans	0.7
Home Furnishings	0.7
Iron/Steel	0.7
Entertainment	0.6
Advertising	0.6
Beverages	0.6
Biotechnology	0.5
Private Equity	0.5
Machinery-Construction & Mining	0.4
Office/Business Equipment	0.4
Household Products/Wares	0.4
Mining	0.4
Packaging & Containers	0.4
Airlines	0.3
Metal Fabricate/Hardware	0.3
Coal	0.3
Cosmetics/Personal Care	0.2
Water	0.2
Repurchase Agreements	0.2
99.7%
*	Calculated as a percentage of net assets

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.7%
Advertising — 0.6%
Interpublic Group of Cos., Inc.	58,335	$ 1,793,218
Taboola.com, Ltd.#†	574,760	1,982,922
		3,776,140
Aerospace/Defense — 2.5%
Curtiss-Wright Corp.	28,950	6,192,405
Hexcel Corp.	21,392	1,482,680
Howmet Aerospace, Inc.	98,484	5,180,258
L3Harris Technologies, Inc.	10,438	1,991,675
		14,847,018
Airlines — 0.3%
Alaska Air Group, Inc.†	48,674	1,840,364
Apparel — 1.1%
Ralph Lauren Corp.	14,588	1,887,395
Steven Madden, Ltd.#	120,216	4,558,591
		6,445,986
Auto Parts & Equipment — 2.3%
Gentex Corp.	220,368	6,701,391
Goodyear Tire & Rubber Co.†	227,154	3,155,169
Lear Corp.	10,030	1,341,513
Visteon Corp.†	17,917	2,126,210
		13,324,283
Banks — 5.8%
Ameris Bancorp	98,595	4,198,175
Cadence Bank	184,779	4,628,714
East West Bancorp, Inc.	27,488	1,729,545
Fifth Third Bancorp	139,333	4,033,690
Huntington Bancshares, Inc.	323,046	3,637,498
SouthState Corp.	52,443	3,883,404
Synovus Financial Corp.	136,758	4,210,779
Triumph Financial, Inc.†	33,392	2,266,315
US Bancorp	36,437	1,388,979
Webster Financial Corp.	99,133	4,446,115
		34,423,214
Beverages — 0.6%
Coca-Cola Europacific Partners PLC	21,979	1,332,806
Constellation Brands, Inc., Class A	8,169	1,964,563
		3,297,369
Biotechnology — 0.5%
Corteva, Inc.	60,625	2,740,250
Building Materials — 2.8%
Builders FirstSource, Inc.†	42,618	5,715,500
Fortune Brands Innovations, Inc.	74,982	5,131,018
Masco Corp.	59,964	3,630,820
PGT Innovations, Inc.†	56,589	1,821,600
		16,298,938
Chemicals — 4.3%
Axalta Coating Systems, Ltd.†	57,251	1,801,689
Celanese Corp.	31,072	4,308,444
CF Industries Holdings, Inc.	23,846	1,792,027
DuPont de Nemours, Inc.	47,090	3,368,819
FMC Corp.	80,050	4,295,483
Huntsman Corp.	164,339	4,042,739
Ingevity Corp.†	62,014	2,405,523
PPG Industries, Inc.	23,496	3,336,197
		25,350,921
Security Description	Shares or Principal Amount	Value

Coal — 0.3%
Teck Resources, Ltd., Class B	39,759	$ 1,496,926
Commercial Services — 1.9%
AMN Healthcare Services, Inc.†	18,205	1,234,299
Equifax, Inc.	8,015	1,744,946
Global Payments, Inc.	8,835	1,028,747
H&R Block, Inc.	32,363	1,469,927
RB Global, Inc.#	37,459	2,385,389
Robert Half, Inc.	26,623	2,182,554
TransUnion	24,025	1,410,748
		11,456,610
Computers — 3.8%
ASGN, Inc.†	12,486	1,114,251
Check Point Software Technologies, Ltd.†	24,272	3,543,712
Cognizant Technology Solutions Corp., Class A	34,629	2,437,189
Dell Technologies, Inc., Class C	55,970	4,246,444
Leidos Holdings, Inc.	43,448	4,662,839
Lumentum Holdings, Inc.†	78,208	3,347,302
NetApp, Inc.	15,216	1,390,590
Science Applications International Corp.	17,448	2,048,570
		22,790,897
Cosmetics/Personal Care — 0.2%
Kenvue, Inc.	70,857	1,448,317
Distribution/Wholesale — 1.0%
Ferguson PLC	18,473	3,165,164
LKQ Corp.	33,870	1,508,231
Resideo Technologies, Inc.†	70,931	1,165,396
		5,838,791
Diversified Financial Services — 5.7%
AerCap Holdings NV†	74,878	5,108,177
Ameriprise Financial, Inc.	20,286	7,171,304
Bread Financial Holdings, Inc.	87,344	2,454,366
Discover Financial Services	40,586	3,774,498
Evercore, Inc., Class A	15,895	2,345,307
LPL Financial Holdings, Inc.	10,092	2,243,452
PRA Group, Inc.†	112,328	2,081,438
Rocket Cos., Inc., Class A#†	116,259	1,085,859
SLM Corp.	67,514	1,014,736
Synchrony Financial	32,577	1,054,192
Voya Financial, Inc.	77,530	5,544,170
		33,877,499
Electric — 3.4%
American Electric Power Co., Inc.	34,822	2,770,090
CenterPoint Energy, Inc.	157,887	4,463,465
DTE Energy Co.	32,777	3,412,413
Entergy Corp.	28,226	2,862,399
FirstEnergy Corp.	56,341	2,081,237
IDACORP, Inc.	30,787	2,970,945
OGE Energy Corp.	47,053	1,649,208
		20,209,757
Electrical Components & Equipment — 1.3%
AMETEK, Inc.	38,034	5,904,018
Eaton Corp. PLC	6,683	1,521,652
		7,425,670
Electronics — 3.0%
Allegion PLC	26,699	2,832,497
Atkore, Inc.†	7,025	912,547
Flex, Ltd.†	204,450	5,203,252

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
Fortive Corp.	21,651	$ 1,493,486
Garmin, Ltd.	17,511	2,140,545
nVent Electric PLC	40,863	2,175,955
TE Connectivity, Ltd.	22,377	2,931,387
		17,689,669
Engineering & Construction — 0.8%
Fluor Corp.†	56,743	2,157,936
Frontdoor, Inc.†	58,669	2,014,107
Jacobs Solutions, Inc.	2,639	335,628
		4,507,671
Entertainment — 0.6%
Churchill Downs, Inc.	7,485	866,538
International Game Technology PLC#	111,208	2,972,590
		3,839,128
Food — 1.4%
US Foods Holding Corp.†	183,801	8,055,998
Gas — 0.8%
ONE Gas, Inc.	30,909	1,781,286
Spire, Inc.	45,399	2,769,793
		4,551,079
Healthcare-Products — 3.0%
Avantor, Inc.†	146,084	3,094,059
DENTSPLY SIRONA, Inc.	113,666	3,608,896
ICU Medical, Inc.#†	27,697	2,430,689
Integra LifeSciences Holdings Corp.†	94,890	3,718,739
Teleflex, Inc.	12,628	2,850,013
Zimmer Biomet Holdings, Inc.	18,214	2,118,470
		17,820,866
Healthcare-Services — 3.1%
Centene Corp.†	27,073	1,994,739
Encompass Health Corp.	48,129	3,136,567
Fortrea Holdings, Inc.†	35,577	1,047,387
Humana, Inc.	2,010	974,568
ICON PLC†	16,113	4,301,204
IQVIA Holdings, Inc.†	4,581	980,792
Molina Healthcare, Inc.†	15,723	5,747,700
		18,182,957
Home Builders — 1.3%
Century Communities, Inc.	37,886	2,733,096
Meritage Homes Corp.	19,802	2,798,022
NVR, Inc.†	356	2,191,319
		7,722,437
Home Furnishings — 0.7%
Tempur Sealy International, Inc.	67,427	2,718,657
Whirlpool Corp.	15,216	1,657,022
		4,375,679
Household Products/Wares — 0.4%
Avery Dennison Corp.	12,569	2,444,671
Insurance — 6.2%
Aegon, Ltd.#	862,106	4,732,962
Aflac, Inc.	24,079	1,991,574
Arthur J. Gallagher & Co.	10,163	2,530,587
Everest Group, Ltd.	15,789	6,482,174
First American Financial Corp.	46,097	2,747,381
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Globe Life, Inc.	22,935	$ 2,823,987
Hanover Insurance Group, Inc.	34,814	4,327,380
James River Group Holdings, Ltd.	171,793	1,542,701
Kemper Corp.	118,158	5,226,129
Markel Group, Inc.†	1,080	1,554,217
RenaissanceRe Holdings, Ltd.	5,646	1,210,277
Travelers Cos., Inc.	9,736	1,758,516
		36,927,885
Internet — 2.8%
Cargurus, Inc.†	138,495	2,994,262
CDW Corp.	6,760	1,425,549
eBay, Inc.	33,238	1,363,090
Expedia Group, Inc.†	22,429	3,054,381
F5, Inc.†	26,300	4,502,297
Gen Digital, Inc.	143,635	3,171,461
		16,511,040
Iron/Steel — 0.7%
Reliance Steel & Aluminum Co.	15,861	4,365,899
Leisure Time — 0.9%
Harley-Davidson, Inc.	60,978	1,828,730
Planet Fitness, Inc., Class A†	26,750	1,817,395
Polaris, Inc.	18,999	1,566,848
		5,212,973
Lodging — 1.8%
Boyd Gaming Corp.	29,282	1,729,102
Marriott International, Inc., Class A	12,223	2,477,602
Wyndham Hotels & Resorts, Inc.	83,271	6,440,179
		10,646,883
Machinery-Construction & Mining — 0.4%
BWX Technologies, Inc.	33,229	2,592,859
Machinery-Diversified — 2.8%
Dover Corp.	30,675	4,330,083
Flowserve Corp.	70,442	2,695,111
Middleby Corp.†	35,394	4,467,785
Otis Worldwide Corp.	33,155	2,844,367
Zurn Elkay Water Solutions Corp.	79,357	2,336,270
		16,673,616
Media — 0.0%
TEGNA, Inc.	1,589	24,359
Metal Fabricate/Hardware — 0.3%
Advanced Drainage Systems, Inc.	13,418	1,625,054
Mining — 0.4%
Freeport-McMoRan, Inc.	58,992	2,201,581
Miscellaneous Manufacturing — 2.5%
ITT, Inc.	13,730	1,486,547
John Bean Technologies Corp.	28,054	2,897,978
Parker-Hannifin Corp.	13,719	5,942,797
Textron, Inc.	60,326	4,624,591
		14,951,913
Office/Business Equipment — 0.4%
Zebra Technologies Corp., Class A†	10,792	2,557,488
Oil & Gas — 4.7%
Chord Energy Corp.	18,982	3,077,742
Coterra Energy, Inc.	93,465	2,453,456
Devon Energy Corp.	38,189	1,717,359

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Diamondback Energy, Inc.	28,155	$ 4,347,414
EQT Corp.	36,696	1,466,372
Marathon Oil Corp.	107,844	2,742,473
Marathon Petroleum Corp.	12,573	1,875,766
Ovintiv, Inc.	68,891	3,054,627
Pioneer Natural Resources Co.	6,575	1,523,033
Range Resources Corp.	53,364	1,734,330
Seadrill, Ltd.†	45,859	2,035,222
Weatherford International PLC†	22,109	2,005,065
		28,032,859
Oil & Gas Services — 0.9%
Halliburton Co.	117,445	4,348,988
Tidewater, Inc.†	16,846	1,012,108
		5,361,096
Packaging & Containers — 0.4%
Packaging Corp. of America	12,470	2,095,085
Pharmaceuticals — 0.9%
Cencora, Inc.	25,407	5,167,022
Henry Schein, Inc.†	1,262	84,213
		5,251,235
Private Equity — 0.5%
Ares Management Corp., Class A	24,219	2,718,583
REITS — 7.8%
American Homes 4 Rent, Class A	45,880	1,664,068
Brixmor Property Group, Inc.	224,904	4,839,934
EastGroup Properties, Inc.	9,763	1,696,321
Equity LifeStyle Properties, Inc.	34,879	2,479,897
Equity Residential	33,538	1,906,300
Essential Properties Realty Trust, Inc.	158,434	3,762,807
Essex Property Trust, Inc.	8,689	1,854,754
First Industrial Realty Trust, Inc.	77,611	3,651,597
Gaming & Leisure Properties, Inc.	85,370	3,989,340
Invitation Homes, Inc.	39,484	1,317,186
Lamar Advertising Co., Class A	31,772	3,218,186
NETSTREIT Corp.	173,228	2,664,247
Regency Centers Corp.	51,419	3,228,085
Rexford Industrial Realty, Inc.	28,871	1,421,031
Simon Property Group, Inc.	28,617	3,573,977
VICI Properties, Inc.	80,721	2,412,751
Welltower, Inc.	25,361	2,259,665
		45,940,146
Retail — 2.5%
AutoZone, Inc.†	1,893	4,940,597
Burlington Stores, Inc.†	12,840	2,177,536
Darden Restaurants, Inc.	10,495	1,642,153
Denny's Corp.†	212,571	2,017,299
Ross Stores, Inc.	31,500	4,106,970
		14,884,555
Savings & Loans — 0.7%
New York Community Bancorp, Inc.	471,911	4,440,683
Semiconductors — 3.8%
Cirrus Logic, Inc.†	42,385	3,217,445
Microchip Technology, Inc.	24,365	2,033,016
MKS Instruments, Inc.	49,830	4,113,466
NXP Semiconductors NV	7,916	1,615,497
Qorvo, Inc.†	17,275	1,667,038
Silicon Motion Technology Corp. ADR	53,090	3,121,692
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Synaptics, Inc.†	32,424	$ 3,282,606
Teradyne, Inc.	37,051	3,417,214
		22,467,974
Software — 1.2%
Progress Software Corp.	42,976	2,314,687
SS&C Technologies Holdings, Inc.	13,349	751,015
Take-Two Interactive Software, Inc.†	16,440	2,600,808
ZoomInfo Technologies, Inc.†	120,679	1,734,157
		7,400,667
Transportation — 2.4%
Expeditors International of Washington, Inc.	26,382	3,174,810
Knight-Swift Transportation Holdings, Inc.	98,682	5,307,118
Landstar System, Inc.	14,494	2,502,389
Norfolk Southern Corp.	14,501	3,163,538
		14,147,855
Water — 0.2%
American Water Works Co., Inc.	8,998	1,186,296
Total Long-Term Investment Securities (cost $542,590,042)		584,297,689
SHORT-TERM INVESTMENTS — 0.8%
Unaffiliated Investment Companies — 0.8%
State Street Institutional Liquid Reserves Fund, Administration Class 5.24%(1)	4,181,980	4,183,653
State Street Navigator Securities Lending Government Money Market Portfolio 5.36%(1)(2)	439,259	439,259
Total Short-Term Investments (cost $4,622,518)		4,622,912
REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 11/30/2023, to be repurchased 12/01/2023 in the amount of $1,011,757 and collateralized by $1,047,500 of United States Treasury Note, bearing interest at 3.75% due 04/15/2026 and having an approximate value of $1,032,019 (cost $1,011,712)	$1,011,712	1,011,712
TOTAL INVESTMENTS (cost $548,224,272)(3)	99.7%	589,932,313
Other assets less liabilities	0.3	1,862,494
NET ASSETS	100.0%	$591,794,807
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

(1)	The rate shown is the 7-day yield as of November 30, 2023.
(2)	At November 30, 2023, the Fund had loaned securities with a total value of $5,246,420. This was secured by collateral of $439,259, which was received in cash and subsequently invested in short-term investments currently valued at $439,259 as reported in the Portfolio of Investments. Additional collateral of $4,957,305 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2023
Government National Mtg. Assoc.	1.75%	11/20/2051	$ 16,649
United States Treasury Bills	0.00%	12/19/2023 to 10/03/2024	55,284
United States Treasury Notes/Bonds	0.00% to 6.13%	01/15/2024 to 05/15/2053	4,885,372
(3)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$584,297,689	$ —	$—	$584,297,689
Short-Term Investments	4,622,912	—	—	4,622,912
Repurchase Agreements	—	1,011,712	—	1,011,712
Total Investments at Value	$588,920,601	$1,011,712	$—	$589,932,313
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Moderate Growth Lifestyle Fund
PORTFOLIO PROFILE — November 30, 2023— (unaudited)

Industry Allocation*
Domestic Fixed Income Investment Companies	43.0%
Domestic Equity Investment Companies	42.1
International Equity Investment Companies	14.0
Short-Term Investments	1.0
100.1%
*	Calculated as a percentage of net assets

VALIC Company I Moderate Growth Lifestyle Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 99.1%
Domestic Fixed Income Investment Companies — 43.0%
VALIC Company I Core Bond Fund (cost $453,185,962)	43,881,576	$421,263,131
Domestic Equity Investment Companies — 42.1%
VALIC Company I Small Cap Growth Fund	3,372,717	44,283,770
VALIC Company I Small Cap Value Fund	4,048,674	44,373,469
VALIC Company I Stock Index Fund	4,007,336	196,199,154
VALIC Company I Systematic Growth Fund	3,966,308	63,460,932
VALIC Company I Systematic Value Fund	5,158,027	64,320,598
Total Domestic Equity Investment Companies (cost $403,654,770)		412,637,923
International Equity Investment Companies — 14.0%
VALIC Company I International Equities Index Fund (cost $119,082,527)	17,984,918	136,685,372
Total Long-Term Investment Securities (cost $975,923,259)		970,586,426
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.0%
Unaffiliated Investment Companies — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31%(2) (cost $9,635,450)	9,635,450	$ 9,635,450
TOTAL INVESTMENTS (cost $985,558,709)(3)	100.1%	980,221,876
Other assets less liabilities	(0.1)	(534,984)
NET ASSETS	100.0%	$979,686,892
#	The VALIC Company I Moderate Growth Lifestyle Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.corebridgefinancial.com/rs.
(1)	See Note 8.
(2)	The rate shown is the 7-day yield as of November 30, 2023.
(3)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$970,586,426	$—	$—	$970,586,426
Short-Term Investments	9,635,450	—	—	9,635,450
Total Investments at Value	$980,221,876	$—	$—	$980,221,876
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Nasdaq-100 Index Fund
PORTFOLIO PROFILE — November 30, 2023— (unaudited)

Industry Allocation*
Internet	20.0%
Semiconductors	18.0
Software	17.1
Computers	12.0
Retail	4.5
Biotechnology	4.2
Auto Manufacturers	3.2
Telecommunications	2.9
Repurchase Agreements	2.8
Beverages	2.6
Commercial Services	2.2
Media	2.1
Healthcare-Products	1.5
Electric	1.2
Food	1.1
Electronics	1.0
Transportation	0.8
Short-Term Investments	0.7
Pharmaceuticals	0.6
Distribution/Wholesale	0.6
Lodging	0.5
Oil & Gas Services	0.3
Advertising	0.2
Oil & Gas	0.2
Energy-Alternate Sources	0.1
100.4%
*	Calculated as a percentage of net assets

VALIC Company I Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.9%
Advertising — 0.2%
Trade Desk, Inc., Class A†	29,573	$ 2,083,713
Auto Manufacturers — 3.2%
Lucid Group, Inc.#†	150,635	635,680
PACCAR, Inc.	34,653	3,181,838
Tesla, Inc.†	98,097	23,551,128
		27,368,646
Beverages — 2.6%
Keurig Dr Pepper, Inc.	92,614	2,923,824
Monster Beverage Corp.†	69,432	3,829,175
PepsiCo, Inc.	91,243	15,355,284
		22,108,283
Biotechnology — 4.2%
Amgen, Inc.	35,455	9,560,086
Biogen, Inc.†	9,599	2,246,934
Gilead Sciences, Inc.	82,590	6,326,394
Illumina, Inc.†	10,493	1,069,761
Moderna, Inc.†	25,227	1,960,138
Regeneron Pharmaceuticals, Inc.†	7,075	5,828,456
Seagen, Inc.†	12,441	2,652,545
Vertex Pharmaceuticals, Inc.†	17,107	6,069,735
		35,714,049
Commercial Services — 2.2%
Automatic Data Processing, Inc.	27,308	6,278,655
Cintas Corp.	6,744	3,731,118
CoStar Group, Inc.†	27,066	2,247,561
PayPal Holdings, Inc.†	72,781	4,192,913
Verisk Analytics, Inc.	9,613	2,320,867
		18,771,114
Computers — 12.0%
Apple, Inc.	483,200	91,783,840
Cognizant Technology Solutions Corp., Class A	33,475	2,355,970
Crowdstrike Holdings, Inc., Class A†	14,983	3,550,821
Fortinet, Inc.†	52,054	2,735,958
Zscaler, Inc.†	9,671	1,910,313
		102,336,902
Distribution/Wholesale — 0.6%
Copart, Inc.†	63,292	3,178,524
Fastenal Co.	37,870	2,271,064
		5,449,588
Electric — 1.2%
American Electric Power Co., Inc.	34,147	2,716,394
Constellation Energy Corp.	21,316	2,580,088
Exelon Corp.	65,966	2,540,351
Xcel Energy, Inc.	36,557	2,224,128
		10,060,961
Electronics — 1.0%
Honeywell International, Inc.	44,010	8,622,439
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	9,038	913,019
Food — 1.1%
Kraft Heinz Co.	81,414	2,858,446
Mondelez International, Inc., Class A	90,172	6,407,622
		9,266,068
Security Description	Shares or Principal Amount	Value

Healthcare-Products — 1.5%
Align Technology, Inc.†	5,073	$ 1,084,607
GE HealthCare Technologies, Inc.	30,148	2,063,932
IDEXX Laboratories, Inc.†	5,503	2,563,408
Intuitive Surgical, Inc.†	23,289	7,239,153
		12,951,100
Internet — 20.0%
Airbnb, Inc., Class A†	28,260	3,570,368
Alphabet, Inc., Class A†	183,368	24,301,761
Alphabet, Inc., Class C†	179,289	24,010,383
Amazon.com, Inc.†	318,886	46,586,056
Booking Holdings, Inc.†	2,366	7,395,406
eBay, Inc.	35,273	1,446,546
JD.com, Inc. ADR	30,062	824,601
MercadoLibre, Inc.†	3,320	5,379,927
Meta Platforms, Inc., Class A†	96,287	31,500,292
Netflix, Inc.†	29,372	13,921,447
Palo Alto Networks, Inc.†	20,273	5,982,360
PDD Holdings, Inc. ADR†	43,185	6,367,196
		171,286,343
Lodging — 0.5%
Marriott International, Inc., Class A	19,768	4,006,974
Media — 2.1%
Charter Communications, Inc., Class A†	9,921	3,969,690
Comcast Corp., Class A	272,799	11,427,550
Sirius XM Holdings, Inc.#	254,685	1,191,926
Warner Bros. Discovery, Inc.†	161,556	1,688,260
		18,277,426
Oil & Gas — 0.2%
Diamondback Energy, Inc.	11,853	1,830,222
Oil & Gas Services — 0.3%
Baker Hughes Co.	66,923	2,258,651
Pharmaceuticals — 0.6%
AstraZeneca PLC ADR	38,613	2,494,014
Dexcom, Inc.†	25,710	2,970,019
		5,464,033
Retail — 4.5%
Costco Wholesale Corp.	29,395	17,423,592
Dollar Tree, Inc.†	14,583	1,802,313
Lululemon Athletica, Inc.†	8,049	3,596,293
O'Reilly Automotive, Inc.†	3,994	3,923,626
Ross Stores, Inc.	22,580	2,943,980
Starbucks Corp.	75,920	7,538,856
Walgreens Boots Alliance, Inc.	57,219	1,140,947
		38,369,607
Semiconductors — 18.0%
Advanced Micro Devices, Inc.†	107,091	12,975,146
Analog Devices, Inc.	33,030	6,057,041
Applied Materials, Inc.	55,448	8,305,002
ASML Holding NV	5,748	3,930,253
Broadcom, Inc.	27,354	25,322,418
GlobalFoundries, Inc.#†	36,306	1,949,269
Intel Corp.	277,592	12,408,362
KLA Corp.	9,062	4,935,347
Lam Research Corp.	8,783	6,287,925
Marvell Technology, Inc.	57,188	3,187,087
Microchip Technology, Inc.	36,080	3,010,515
Micron Technology, Inc.	72,600	5,526,312
NVIDIA Corp.	76,340	35,704,218

VALIC Company I Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
NXP Semiconductors NV	17,088	$ 3,487,319
ON Semiconductor Corp.†	28,603	2,040,252
QUALCOMM, Inc.	73,972	9,546,087
Texas Instruments, Inc.	60,183	9,190,546
		153,863,099
Software — 17.1%
Adobe, Inc.†	30,212	18,459,834
ANSYS, Inc.†	5,753	1,687,700
Atlassian Corp., Class A†	10,161	1,940,243
Autodesk, Inc.†	14,169	3,094,935
Cadence Design Systems, Inc.†	18,015	4,922,959
Datadog, Inc., Class A†	19,823	2,310,767
Electronic Arts, Inc.	17,957	2,478,246
Intuit, Inc.	18,563	10,608,012
Microsoft Corp.	229,628	87,008,345
Paychex, Inc.	23,898	2,914,839
Synopsys, Inc.†	10,080	5,475,758
Workday, Inc., Class A†	13,721	3,714,549
Zoom Video Communications, Inc., Class A†	16,855	1,143,275
		145,759,462
Telecommunications — 2.9%
Cisco Systems, Inc.	270,106	13,067,728
T-Mobile US, Inc.	77,979	11,731,941
		24,799,669
Transportation — 0.8%
CSX Corp.	132,985	4,295,415
Old Dominion Freight Line, Inc.	7,242	2,817,573
		7,112,988
Total Long-Term Investment Securities (cost $398,149,689)		828,674,356
SHORT-TERM INVESTMENTS — 0.7%
Unaffiliated Investment Companies — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio 5.36%(1)(2)	3,993,495	3,993,495
Security Description	Shares or Principal Amount	Value

U.S. Government — 0.2%
United States Treasury Bills
5.26%, 01/18/2024(3)	$ 1,500,000	$ 1,489,482
5.29%, 12/28/2023(3)	400,000	398,414
		1,887,896
Total Short-Term Investments (cost $5,881,385)		5,881,391
REPURCHASE AGREEMENTS — 2.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 11/30/2023, to be repurchased 12/01/2023 in the amount of $23,766,529 and collateralized by $24,604,500 of United States Treasury Notes, bearing interest at 3.75% due 04/15/2026 and having an approximate value of $24,240,868 (cost $23,765,473)	23,765,473	23,765,473
TOTAL INVESTMENTS (cost $427,796,547)(4)	100.4%	858,321,220
Other assets less liabilities	(0.4)	(3,628,594)
NET ASSETS	100.0%	$854,692,626
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of November 30, 2023.
(2)	At November 30, 2023, the Fund had loaned securities with a total value of $3,776,875. This was secured by collateral of $3,993,495, which was received in cash and subsequently invested in short-term investments currently valued at $3,993,495 as reported in the Portfolio of Investments.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
83	Long	NASDAQ 100 E-Mini Index	December 2023	$25,407,051	$26,535,930	$1,128,879
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$828,674,356	$ —	$—	$828,674,356
Short-Term Investments:
U.S. Government	—	1,887,896	—	1,887,896
Other Short-Term Investments	3,993,495	—	—	3,993,495
Repurchase Agreements	—	23,765,473	—	23,765,473
Total Investments at Value	$832,667,851	$25,653,369	$—	$858,321,220
Other Financial Instruments:†
Futures Contracts	$ 1,128,879	$ —	$—	$ 1,128,879
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Science & Technology Fund
PORTFOLIO PROFILE — November 30, 2023— (unaudited)

Industry Allocation*
Software	30.1%
Semiconductors	26.9
Internet	21.8
Computers	8.9
Telecommunications	2.8
Electronics	2.2
Commercial Services	2.1
Diversified Financial Services	1.9
Auto Manufacturers	0.9
Advertising	0.3
Medical Labs & Testing Services	0.3
Media	0.2
Entertainment	0.2
Home Furnishings	0.2
Medical - Biomedical/Gene	0.2
Short-Term Investments	0.2
Toys/Games/Hobbies	0.1
Automotive - Cars & Lt. Trucks	0.1
Entertainment Software	0.1
Biotechnology	0.1
E-Commerce/Services	0.1
99.7%
*	Calculated as a percentage of net assets

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.7%
Advertising — 0.3%
Trade Desk, Inc., Class A†	107,045	$ 7,542,391
Auto Manufacturers — 0.9%
Tesla, Inc.†	85,618	20,555,169
Biotechnology — 0.0%
Ginkgo Bioworks, Inc., Earnout Shares 15.00†(1)	38,526	11,943
Commercial Services — 2.1%
Block, Inc.†	231,767	14,700,981
Global Payments, Inc.	86,125	10,028,395
RELX PLC	192,418	7,384,706
S&P Global, Inc.	12,396	5,154,629
WEX, Inc.†	64,789	11,440,442
		48,709,153
Computers — 8.9%
Accenture PLC, Class A	14,805	4,932,138
Apple, Inc.	706,990	134,292,751
Crowdstrike Holdings, Inc., Class A†	114,213	27,067,339
CyberArk Software, Ltd.†	53,690	10,698,806
Fujitsu, Ltd.	19,700	2,806,313
Quanta Computer, Inc.	631,000	4,100,288
Western Digital Corp.†	212,475	10,264,667
Zscaler, Inc.†	55,500	10,962,915
		205,125,217
Diversified Financial Services — 1.9%
Mastercard, Inc., Class A	31,252	12,933,015
Visa, Inc., Class A	120,307	30,880,401
		43,813,416
Electronics — 2.2%
Altium, Ltd.	146,781	4,362,409
E Ink Holdings, Inc.	1,235,000	7,234,475
Flex, Ltd.†	1,036,276	26,373,224
Hoya Corp.	76,100	8,553,936
NEXTracker, Inc., Class A#†	78,352	3,184,225
		49,708,269
Entertainment — 0.2%
Warner Music Group Corp., Class A	142,409	4,715,162
Entertainment Software — 0.1%
Epic Games, Inc.(1)(2)	3,719	2,376,924
Healthcare-Services — 0.0%
Verily Life Sciences LLC Series B†(1)(2)	6,986	1,020,166
Home Furnishings — 0.2%
Sony Group Corp.	48,100	4,159,193
Internet — 21.8%
Airbnb, Inc., Class A†	41,734	5,272,674
Alphabet, Inc., Class A†	677,836	89,833,605
Alphabet, Inc., Class C†	538,895	72,168,818
Amazon.com, Inc.†	483,385	70,617,715
Coupang, Inc.†	208,480	3,185,574
Expedia Group, Inc.†	36,160	4,924,269
MercadoLibre, Inc.†	19,405	31,445,026
Meta Platforms, Inc., Class A†	288,160	94,271,544
Netflix, Inc.†	10,086	4,780,461
Okta, Inc.†	150,625	10,099,406
Palo Alto Networks, Inc.†	121,628	35,891,207
Shopify, Inc., Class A†	72,032	5,245,370
Shopify, Inc., Class A†	253,500	18,466,764
Security Description	Shares or Principal Amount	Value

Internet (continued)
Spotify Technology SA†	31,913	$ 5,907,416
Squarespace, Inc., Class A†	201,003	5,634,114
Trainline PLC*†	1,985,965	7,150,478
Trip.com Group, Ltd.†	135,800	4,773,940
Uber Technologies, Inc.†	628,050	35,409,459
		505,077,840
Media — 0.2%
Thomson Reuters Corp.	37,412	5,226,845
Pharmaceuticals — 0.0%
Leap Therapeutics, Inc.†(2)	2,500	4,922
Semiconductors — 26.9%
Advanced Micro Devices, Inc.†	628,483	76,147,000
Aixtron SE	154,031	5,601,615
Applied Materials, Inc.	150,268	22,507,141
ARM Holdings PLC ADR#†	69,548	4,277,202
ASM International NV	19,298	9,887,469
ASML Holding NV	7,525	5,145,294
ASML Holding NV (XAMS)	26,633	18,060,792
ASPEED Technology, Inc.	46,000	4,336,428
Broadcom, Inc.	49,915	46,207,813
Hamamatsu Photonics KK	127,400	5,032,068
Intel Corp.	736,780	32,934,066
KLA Corp.	47,400	25,814,988
Lam Research Corp.	41,773	29,906,126
Marvell Technology, Inc.	589,444	32,849,714
Micron Technology, Inc.	638,016	48,565,778
Monolithic Power Systems, Inc.	29,728	16,312,348
NVIDIA Corp.	284,864	133,230,893
NXP Semiconductors NV	47,745	9,743,800
ON Semiconductor Corp.†	228,548	16,302,329
QUALCOMM, Inc.	24,897	3,212,958
Renesas Electronics Corp.†	138,500	2,432,111
Samsung Electronics Co., Ltd.	305,021	17,211,587
SOITEC †	47,662	8,635,445
STMicroelectronics NV	68,857	3,256,990
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	144,910	14,101,192
Texas Instruments, Inc.	173,695	26,524,963
Wolfspeed, Inc.#†	129,743	4,782,327
		623,020,437
Software — 30.1%
Adobe, Inc.†	72,145	44,081,317
ANSYS, Inc.†	20,549	6,028,255
Aspen Technology, Inc.†	19,941	3,754,093
Autodesk, Inc.†	23,211	5,069,979
Cadence Design Systems, Inc.†	158,571	43,332,697
Ceridian HCM Holding, Inc.†	140,477	9,678,865
Cloudflare, Inc., Class A†	158,720	12,245,248
Constellation Software, Inc.	3,500	8,221,047
Datadog, Inc., Class A†	128,985	15,035,782
Fair Isaac Corp.†	9,454	10,282,170
Five9, Inc.†	48,291	3,680,740
HashiCorp, Inc., Class A†	162,433	3,479,315
HubSpot, Inc.†	55,259	27,294,078
Intuit, Inc.	26,953	15,402,561
Klaviyo, Inc., Class A†	166,771	4,941,425
Maplebear, Inc. Lock-up shares(2)	31,189	754,462
Microsoft Corp.	604,615	229,094,670
Monday.com, Ltd.†	43,175	7,764,592
MongoDB, Inc.†	56,503	23,490,557
Oracle Corp.	129,491	15,048,149
Salesforce, Inc.†	164,037	41,320,920

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
SAP SE	33,630	$ 5,325,481
ServiceNow, Inc.†	94,194	64,592,594
Snowflake, Inc., Class A†	153,758	28,857,301
Synopsys, Inc.†	46,928	25,492,697
Take-Two Interactive Software, Inc.†	27,270	4,314,114
Twilio, Inc., Class A†	189,905	12,283,055
Veeva Systems, Inc., Class A†	19,833	3,457,090
Workday, Inc., Class A†	75,092	20,328,906
Xero, Ltd.†	49,088	3,342,415
		697,994,575
Telecommunications — 2.8%
Accton Technology Corp.	531,000	9,059,635
Arista Networks, Inc.†	179,869	39,519,018
Harmonic, Inc.#†	348,400	3,853,304
Motorola Solutions, Inc.	15,133	4,885,992
Nokia Oyj ADR#	1,871,148	6,511,595
		63,829,544
Toys/Games/Hobbies — 0.1%
Nintendo Co., Ltd.	69,000	3,216,835
Total Common Stocks (cost $1,818,108,063)		2,286,108,001
CONVERTIBLE PREFERRED STOCKS — 0.8%
Automotive - Cars & Lt. Trucks — 0.1%
GM Cruise Holdings LLC Class F†(1)(2)	89,700	1,100,619
Waymo LLC Series A-2†(1)(2)	21,059	1,111,283
Waymo LLC Series B-2†(1)(2)	10,055	542,216
		2,754,118
Biotechnology — 0.1%
Freenome Holdings, Inc. Series B†(1)(2)	94,602	633,833
Freenome Holdings, Inc. Series C†(1)(2)	53,807	400,324
Insitro, Inc. Series B†(1)(2)	52,029	543,183
PrognomIQ, Inc. Series A-4†(1)(2)	35,670	48,868
PrognomIQ, Inc. Series A-5†(1)(2)	30,468	42,046
PrognomIQ, Inc. Series B†(1)(2)	216,177	445,325
		2,113,579
E-Commerce/Services — 0.1%
Rappi, Inc. Series E†(1)(2)	39,184	1,229,006
Rappi, Inc. Series F†(1)(2)	14,609	458,211
		1,687,217
Healthcare-Services — 0.0%
Caris Life Sciences, Inc. Series C†(1)(2)	217,911	685,330
Medical - Biomedical/Gene — 0.2%
National Resilience, Inc. Series B†(1)(2)	69,360	3,983,692
Security Description		Shares or Principal Amount	Value

Medical Imaging Systems — 0.0%
RefleXion Medical, Inc. Series C†(1)(2)		160,251	$ 198,711
RefleXion Medical, Inc. Series D†(1)(2)		67,040	85,141
			283,852
Medical Information Systems — 0.0%
Kardium, Inc. Series D-5†(1)(2)		542,402	549,410
Medical Labs & Testing Services — 0.3%
Tempus Labs, Inc. Series D†(1)(2)		60,677	2,757,163
Tempus Labs, Inc. Series E†(1)(2)		39,722	1,804,968
Tempus Labs, Inc. Series F†(1)(2)		10,551	479,437
Tempus Labs, Inc. Series G†(1)(2)		6,661	302,676
			5,344,244
Retirement/Aged Care — 0.0%
Honor Tech, Inc. Series D†(1)(2)		180,527	270,790
Software — 0.0%
Mesosphere, Inc. Series D†(1)(2)		151,129	175,310
Therapeutics — 0.0%
Color Health, Inc. Series D-1†(1)(2)		26,210	186,615
Total Convertible Preferred Stocks (cost $16,279,334)			18,034,157
ESCROWS AND LITIGATION TRUSTS — 0.0%
Exact Sciences CMO Milestone †(1)		216,096	121,014
Exact Sciences FDA Milestone †(1)		108,048	71,312
Acerta Pharma B.V. (Escrow Shares) †(1)		493,535	468,858
Total Escrows and Litigation Trusts (cost $493,535)			661,184
WARRANTS — 0.0%
Software — 0.0%
Constellation Software, Inc. Expires 03/31/2040†(1) (cost $0)	CAD	3,500	0
Total Long-Term Investment Securities (cost $1,834,880,932)			2,304,803,342
SHORT-TERM INVESTMENTS — 0.2%
Unaffiliated Investment Companies — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio 5.36%(3)(4) (cost $3,475,375)		3,475,375	3,475,375

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 11/30/2023, to be repurchased 12/01/2023 in the amount of $1,127,673 and collateralized by $1,167,500 of United States Treasury Notes, bearing interest at 3.75% due 04/15/2026 and having an approximate value of $1,150,245 (cost $1,127,622)	$1,127,622	$ 1,127,622
TOTAL INVESTMENTS (cost $1,839,483,929)(5)	99.7%	2,309,406,339
Other assets less liabilities	0.3	6,619,963
NET ASSETS	100.0%	$2,316,026,302
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Science & Technology Fund has no right to demand registration of these securities. At November 30, 2023, the aggregate value of these securities was $7,150,478 representing 0.3% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2023, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Epic Games, Inc.
	06/18/2020	2,698	$1,553,204
	03/29/2021	1,021	904,286
		3,719	2,457,490	$ 2,376,924	$684.43	0.1%
Leap Therapeutics, Inc.	02/09/2023	2,500	31,850	4,922	1.97	0.0
Maplebear, Inc. Lockup Shares
	08/07/2020	10,539	488,313
	07/02/2020	20,650	993,098
		31,189	1,481,411	754,462	24.19	0.0
Verily Life Sciences LLC Series B	01/23/2019	6,986	861,094	1,020,166	146.03	0.0
Convertible Preferred Stocks
Caris Life Sciences, Inc. Series C	08/14/2020	217,911	601,434	685,330	3.15	0.0
Color Health, Inc. Series D-1	01/13/2020	26,210	543,971	186,615	7.12	0.0
Freenome Holdings, Inc. Series B	06/24/2019	94,602	431,111	633,833	6.70	0.1
Freenome Holdings, Inc. Series C	08/14/2020	53,807	355,842	400,324	7.44	0.0
GM Cruise Holdings LLC Class F	05/07/2019	89,700	1,637,025	1,100,619	12.27	0.0
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks (continued)
Honor Tech, Inc. Series D	10/16/2020	180,527	$434,723	$ 270,790	$ 1.50	0.0%
Insitro, Inc. Series B	05/21/2020	52,029	324,177	543,183	10.44	0.0
Kardium, Inc. Series D-5	11/29/2018	542,402	525,533	549,410	1.01	0.0
Mesosphere, Inc. Series D	05/04/2018	151,129	1,670,656	175,310	1.16	0.0
National Resilience, Inc. Series B	10/23/2020	69,360	947,458	3,983,692	57.44	0.2
PrognomIQ, Inc. Series A-4	11/15/2019	35,670	81,510	48,868	1.37	0.0
PrognomIQ, Inc. Series A-5	05/12/2020	30,468	69,623	42,046	1.38	0.0
PrognomIQ, Inc. Series B	09/11/2020	216,177	493,989	445,325	2.06	0.0
Rappi, Inc. Series E	09/08/2020	39,184	2,341,089	1,229,006	31.37	0.1
Rappi, Inc. Series F	07/08/2021	14,609	941,157	458,211	31.37	0.0
RefleXion Medical, Inc. Series C	04/03/2018	160,251	271,145	198,711	1.24	0.0
RefleXion Medical, Inc. Series D	04/04/2020	67,040	127,807	85,141	1.27	0.0
Tempus Labs, Inc. Series D	03/16/2018	60,677	568,780	2,757,163	45.44	0.1
Tempus Labs, Inc. Series E	08/23/2018	39,722	665,058	1,804,968	45.44	0.1
Tempus Labs, Inc. Series F	04/30/2019	10,551	261,239	479,437	45.44	0.1
Tempus Labs, Inc. Series G	02/06/2020	6,661	255,465	302,676	45.44	0.0
Waymo LLC Series A-2	05/08/2020	21,059	1,808,277	1,111,283	52.77	0.1
Waymo LLC Series B-2	06/11/2021	10,055	922,265	542,216	53.93	0.0
				$22,190,631		0.9%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of November 30, 2023.
(4)	At November 30, 2023, the Fund had loaned securities with a total value of $13,285,269. This was secured by collateral of $3,475,375, which was received in cash and subsequently invested in short-term investments currently valued at $3,475,375 as reported in the Portfolio of Investments. Additional collateral of $10,162,665 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2023
United States Treasury Bills	0.00%	10/03/2024	$ 1,375
United States Treasury Notes/Bonds	0.00% to 6.13%	01/15/2024 to 05/15/2053	10,161,290
(5)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
XAMS—Euronext Amsterdam Stock Exchange
CAD—Canadian Dollar

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$ —	$ —	$ 11,943	$ 11,943
Entertainment Software	—	—	2,376,924	2,376,924
Healthcare-Services	—	—	1,020,166	1,020,166
Pharmaceuticals	—	4,922	—	4,922
Other Industries	2,282,694,046	—	—	2,282,694,046
Convertible Preferred Stocks	—	—	18,034,157	18,034,157
Escrows and Litigation Trusts	—	—	661,184	661,184
Warrants	—	—	0	0
Short-Term Investments	3,475,375	—	—	3,475,375
Repurchase Agreements	—	1,127,622	—	1,127,622
Total Investments at Value	$2,286,169,421	$1,132,544	$22,104,374	$2,309,406,339
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Convertible Preferred Securities	Escrows and Litigation Trusts	Warrants
Balance as of May 31, 2023	$4,081,098	$21,943,256	$664,425	$ -
Accrued Discounts	-	-	-	-
Accrued Premiums	-	-	-	-
Realized Gain	-	-	-	-
Realized Loss	-	(196,373)	-	-
Change in unrealized appreciation (1)	-	312,759	-	-
Change in unrealized depreciation (1)	(417,127)	(3,471,528)	(3,241)	-
Net Purchases	-	-	-	0
Net Sales	-	(49,512)	-	-
Transfers into Level 3	-	-	-	-
Transfers out of Level 3 (2)	(254,938)	(504,445)	-	-
Balance as of November 30, 2023	$3,409,033	$18,034,157	$661,184	$0
(1) The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at November 30, 2023 includes:
Common Stocks	Convertible Preferred Securities	Escrows and Litigation Trusts	Warrants
$(286,600)	$(2,978,621)	$(3,241)	$-
Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at November 30, 2023.
(2) Preferred Holdback Shares was converted Common Holdback Shares following a corporate action. Securities are now valued using Level 2 inputs. Additionally, Private Common Stock and Convertible Preferred Securities were converted to Common Stock or Common Lock-up Shares following the Companies’ Direct or IPO listings. Securities are now valued using Level 1 inputs.
Level 3 investments in securities were not considered a significant portion of the Fund’s net assets at the end of the period.
See Notes to Financial Statements

VALIC Company I Small Cap Growth Fund
PORTFOLIO PROFILE — November 30, 2023— (unaudited)

Industry Allocation*
Software	17.6%
Biotechnology	10.0
Computers	6.1
Retail	5.7
Semiconductors	4.5
Healthcare-Products	4.5
Machinery-Diversified	3.9
Building Materials	3.2
Distribution/Wholesale	3.0
Diversified Financial Services	2.8
Commercial Services	2.7
Miscellaneous Manufacturing	2.4
Food	2.2
Oil & Gas	2.2
Pharmaceuticals	1.9
Metal Fabricate/Hardware	1.8
Leisure Time	1.6
Hand/Machine Tools	1.6
REITS	1.5
Engineering & Construction	1.5
Environmental Control	1.5
Healthcare-Services	1.4
Aerospace/Defense	1.3
Oil & Gas Services	1.2
Telecommunications	1.2
Lodging	1.2
Cosmetics/Personal Care	1.2
Entertainment	1.2
Electronics	1.1
Home Builders	1.1
Auto Parts & Equipment	0.9
Transportation	0.8
Home Furnishings	0.8
Machinery-Construction & Mining	0.8
Banks	0.7
Electrical Components & Equipment	0.7
Energy-Alternate Sources	0.6
Household Products/Wares	0.4
Short-Term Investments	0.3
Medical - Biomedical/Gene	0.1
99.2%
*	Calculated as a percentage of net assets

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.7%
Aerospace/Defense — 1.3%
Hexcel Corp.	104,827	$ 7,265,559
Agriculture — 0.0%
Farmer's Business Network, Inc.†(1)(2)	8,265	43,143
Auto Parts & Equipment — 0.9%
Visteon Corp.†	39,683	4,709,182
Banks — 0.7%
Dogwood State Bank (Non-Voting Shares)†(1)(2)	3,056	53,633
Dogwood State Bank (Voting Shares)†(1)(2)	1,501	26,342
First Financial Bankshares, Inc.	49,296	1,294,020
Grasshopper Bancorp, Inc.†(1)(2)	5,208	15,624
Pinnacle Financial Partners, Inc.	36,252	2,630,808
		4,020,427
Biotechnology — 10.0%
Allogene Therapeutics, Inc.†	276,314	649,338
Amicus Therapeutics, Inc.†	602,124	6,635,406
Apellis Pharmaceuticals, Inc.†	53,994	2,908,657
Arrowhead Pharmaceuticals, Inc.†	148,061	3,138,893
Blueprint Medicines Corp.†	97,035	6,757,517
Halozyme Therapeutics, Inc.†	184,701	7,131,306
Intra-Cellular Therapies, Inc.†	109,986	6,749,841
REGENXBIO, Inc.†	212,414	4,146,321
Relay Therapeutics, Inc.†	343,358	2,715,962
REVOLUTION Medicines, Inc.†	218,282	5,092,519
Sage Therapeutics, Inc.†	97,291	1,904,958
Twist Bioscience Corp.†	221,982	5,338,667
Verve Therapeutics, Inc.#†	119,965	1,353,205
		54,522,590
Building Materials — 3.2%
AAON, Inc.	127,172	7,960,967
Simpson Manufacturing Co., Inc.	56,962	9,510,945
		17,471,912
Commercial Services — 2.7%
Bright Horizons Family Solutions, Inc.†	53,328	4,663,001
Checkr, Inc.†(1)(2)	5,868	31,687
Flywire Corp.†	108,803	2,535,110
Progyny, Inc.†	31,837	1,093,919
Remitly Global, Inc.#†	295,532	6,365,759
		14,689,476
Computers — 6.1%
CyberArk Software, Ltd.†	34,968	6,968,073
ExlService Holdings, Inc.†	163,012	4,624,651
Globant SA†	15,650	3,455,520
KBR, Inc.	113,627	5,871,107
Super Micro Computer, Inc.†	44,506	12,171,056
		33,090,407
Cosmetics/Personal Care — 1.2%
e.l.f. Beauty, Inc.†	54,032	6,380,639
Distribution/Wholesale — 3.0%
Rush Enterprises, Inc., Class A	131,504	5,216,764
SiteOne Landscape Supply, Inc.†	28,470	4,009,145
WESCO International, Inc.	45,195	7,043,641
		16,269,550
Diversified Financial Services — 2.8%
Air Lease Corp.	101,606	3,941,297
Evercore, Inc., Class A	38,481	5,677,871
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
FTAI Aviation, Ltd.	79,786	$ 3,287,981
Hamilton Lane, Inc., Class A	27,069	2,648,702
		15,555,851
E-Commerce/Products — 0.0%
Rover Group, Inc.†(1)	8,145	0
Electrical Components & Equipment — 0.7%
Littelfuse, Inc.	15,977	3,719,446
Electronics — 1.1%
NEXTracker, Inc., Class A†	111,495	4,531,157
Vicor Corp.†	46,231	1,690,667
		6,221,824
Energy-Alternate Sources — 0.6%
Shoals Technologies Group, Inc., Class A†	229,886	3,183,921
Engineering & Construction — 1.5%
EMCOR Group, Inc.	27,781	5,904,018
MasTec, Inc.†	40,403	2,450,038
		8,354,056
Entertainment — 1.2%
Marriott Vacations Worldwide Corp.	28,164	2,053,156
Six Flags Entertainment Corp.†	171,741	4,276,351
		6,329,507
Environmental Control — 1.5%
Casella Waste Systems, Inc., Class A†	100,381	8,118,815
Food — 2.2%
Chefs' Warehouse, Inc.†	118,905	3,198,544
Grocery Outlet Holding Corp.†	163,174	4,603,139
Performance Food Group Co.†	65,554	4,264,288
		12,065,971
Hand/Machine Tools — 1.6%
MSA Safety, Inc.	49,443	8,610,004
Healthcare-Products — 4.5%
CONMED Corp.	19,295	2,069,775
Establishment Labs Holdings, Inc.#†	63,533	1,629,621
Inari Medical, Inc.†	97,010	5,790,527
iRhythm Technologies, Inc.†	63,894	5,448,880
Natera, Inc.†	123,420	6,905,349
Shockwave Medical, Inc.†	14,799	2,583,166
		24,427,318
Healthcare-Services — 1.4%
Acadia Healthcare Co., Inc.†	61,398	4,481,440
Accolade, Inc.†	373,763	3,262,951
		7,744,391
Home Builders — 1.1%
LCI Industries#	27,692	3,004,859
Winnebago Industries, Inc.	43,606	2,818,256
		5,823,115
Home Furnishings — 0.8%
Sonos, Inc.#†	294,849	4,452,220
Household Products/Wares — 0.4%
Helen of Troy, Ltd.†	18,652	1,959,020

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure Time — 1.6%
Life Time Group Holdings, Inc.†	321,222	$ 4,869,725
Planet Fitness, Inc., Class A†	56,621	3,846,831
		8,716,556
Lodging — 1.2%
Boyd Gaming Corp.	108,067	6,381,356
Machinery-Construction & Mining — 0.8%
Bloom Energy Corp., Class A#†	298,026	4,303,495
Machinery-Diversified — 3.9%
Applied Industrial Technologies, Inc.	64,823	10,376,218
Cactus, Inc., Class A	156,864	6,665,151
Chart Industries, Inc.†	30,791	4,003,754
		21,045,123
Metal Fabricate/Hardware — 1.8%
Advanced Drainage Systems, Inc.	44,803	5,426,091
Valmont Industries, Inc.	19,754	4,337,386
		9,763,477
Miscellaneous Manufacturing — 2.4%
ITT, Inc.	78,511	8,500,386
John Bean Technologies Corp.	46,633	4,817,189
		13,317,575
Oil & Gas — 2.2%
Chord Energy Corp.	15,644	2,536,518
Matador Resources Co.	119,404	6,911,104
SM Energy Co.	62,760	2,350,362
		11,797,984
Oil & Gas Services — 1.2%
TechnipFMC PLC	318,962	6,608,893
Pharmaceuticals — 1.9%
ACELYRIN, Inc.†	150,072	1,008,484
Agios Pharmaceuticals, Inc.†	112,389	2,498,408
Alector, Inc.†	165,423	896,593
Arvinas, Inc.†	108,551	2,384,865
Leap Therapeutics, Inc.†(2)	100	197
PMV Pharmaceuticals, Inc.†	153,969	352,589
Revance Therapeutics, Inc.†	260,642	1,764,546
Vaxcyte, Inc.†	24,718	1,279,651
		10,185,333
REITS — 1.5%
CubeSmart	86,626	3,444,250
Terreno Realty Corp.	87,042	4,970,968
		8,415,218
Retail — 5.7%
Burlington Stores, Inc.†	18,120	3,072,971
Cava Group, Inc.#†	34,292	1,166,271
Cava Group, Inc.†(2)	15,855	539,228
Floor & Decor Holdings, Inc., Class A†	45,701	4,191,239
Freshpet, Inc.†	93,881	6,660,857
Lithia Motors, Inc.	20,348	5,432,712
Papa John's International, Inc.	63,092	4,116,122
Texas Roadhouse, Inc.	53,248	5,993,595
		31,172,995
Semiconductors — 4.5%
Allegro MicroSystems, Inc.†	114,511	3,116,989
Axcelis Technologies, Inc.†	16,673	2,072,121
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
MACOM Technology Solutions Holdings, Inc.†	20,953	$ 1,759,633
MKS Instruments, Inc.	34,754	2,868,943
Onto Innovation, Inc.†	19,922	2,809,201
Power Integrations, Inc.	45,262	3,458,469
Rambus, Inc.†	126,594	8,566,616
		24,651,972
Software — 17.5%
ACV Auctions, Inc., Class A†	318,059	4,971,262
Appfolio, Inc., Class A†	5,300	1,003,025
AvidXchange Holdings, Inc.†	369,959	3,947,463
BlackLine, Inc.†	79,185	4,580,852
Box, Inc., Class A†	246,666	6,455,249
Clear Secure, Inc., Class A	161,477	3,444,304
Confluent, Inc., Class A†	203,942	4,327,649
DigitalOcean Holdings, Inc.#†	93,021	2,755,282
Elastic NV†	55,996	4,499,839
Envestnet, Inc.†	45,878	1,744,740
Evolent Health, Inc., Class A†	302,495	8,409,361
Five9, Inc.†	71,217	5,428,160
Gitlab, Inc., Class A†	42,049	2,032,649
Global-e Online, Ltd.†	144,335	4,943,474
HashiCorp, Inc., Class A†	207,728	4,449,534
JFrog, Ltd.†	108,895	2,937,987
Klaviyo, Inc., Class A†	82,450	2,442,993
Outset Medical, Inc.†	271,874	1,424,620
Paycor HCM, Inc.†	102,073	2,164,968
PowerSchool Holdings, Inc., Class A†	111,433	2,598,618
SentinelOne, Inc., Class A†	274,297	5,236,330
ServiceTitan, Inc.†(1)(2)	186	13,561
Smartsheet, Inc., Class A†	134,200	5,687,396
Vertex, Inc., Class A†	193,243	5,422,399
Workiva, Inc.†	45,909	4,415,068
		95,336,783
Telecommunications — 1.2%
Ciena Corp.†	50,426	2,312,032
Credo Technology Group Holding, Ltd.†	232,179	4,158,326
NII Holdings, Inc.†(1)	3,000	0
		6,470,358
Transportation — 0.8%
Saia, Inc.†	11,503	4,490,656
Total Common Stocks (cost $592,325,632)		537,686,118
CONVERTIBLE PREFERRED STOCKS — 0.2%
Agriculture — 0.0%
Farmer's Business Network, Inc. Series D†(1)(2)	22	115
E-Commerce/Services — 0.0%
Flexe, Inc. Series C†(1)(2)	4,643	35,658
Electrical Components & Equipment — 0.0%
Sila Nanotechnologies, Inc. Series F†(1)(2)	2,608	52,890
Healthcare-Services — 0.0%
Caris Life Sciences, Inc. Series C†(1)(2)	17,921	56,362

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Human Resources — 0.0%
Checkr, Inc. Series C†(1)(2)	8,994	$ 48,567
Checkr, Inc. Series D†(1)(2)	12,252	66,161
		114,728
Industrial Automation/Robotics — 0.0%
Nuro, Inc. Series C†(1)(2)	6,234	38,651
Medical - Biomedical/Gene — 0.1%
National Resilience, Inc. Series B†(1)(2)	5,496	315,663
Medical Information Systems — 0.0%
Kardium, Inc. Series D†(1)(2)	58,843	59,603
Retirement/Aged Care — 0.0%
Honor Tech, Inc. Series D†(1)(2)	43,123	64,685
Seismic Data Collection — 0.0%
Seismic Software, Inc. Series E†(1)(2)	11,680	83,979
Seismic Software, Inc. Series F†(1)(2)	875	6,291
		90,270
Software — 0.1%
ServiceTitan, Inc. Series A1†(1)(2)	4	292
ServiceTitan, Inc. Series D†(1)(2)	1,942	141,591
		141,883
Transportation — 0.0%
Convoy, Inc. Series C†(1)(2)	12,094	0
Convoy, Inc. Series D†(1)(2)	7,659	0
Haul Hub, Inc. Series B†(1)(2)	2,168	15,328
		15,328
Total Convertible Preferred Stocks (cost $1,052,209)		985,836
WARRANTS — 0.0%
Banks — 0.0%
Dogwood State Bank Expires 10/12/2028†(1)(2)	456	3,575
Grasshopper Bancorp, Inc. Expires 05/24/2024†(1)(2)	1,009	313
Total Warrants (cost $0)		3,888
Total Long-Term Investment Securities (cost $593,377,841)		538,675,842
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio 5.36%(3)(4) (cost $1,666,396)	1,666,396	$ 1,666,396
TOTAL INVESTMENTS (cost $595,044,237)(5)	99.2%	540,342,238
Other assets less liabilities	0.8	4,609,718
NET ASSETS	100.0%	$544,951,956
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2023, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Cava Group, Inc.	06/23/2020	15,855	$119,758	$ 539,228	$34.01	0.1%
Checkr, Inc.
	06/29/2018	2,100	8,603
	12/02/2019	3,768	36,085
		5,868	44,688	31,687	5.40	0.0
Dogwood State Bank (Non-Voting Shares)	05/06/2019	3,056	30,560	53,633	17.55	0.0
Dogwood State Bank (Voting Shares)	05/06/2019	1,501	15,010	26,342	17.55	0.0
Farmer's Business Network, Inc.	11/03/2017	8,265	152,606	43,143	5.22	0.0
Grasshopper Bancorp, Inc.
	10/12/2018	1,009	10,090
	05/02/2019	4,199	41,990
		5,208	52,080	15,624	3.00	0.0
Leap Therapeutics, Inc.	02/09/2023	100	1,347	197	1.97	0.0
ServiceTitan, Inc.	11/09/2018	186	4,891	13,561	72.91	0.0
Convertible Preferred Stocks
Caris Life Sciences, Inc. Series C	08/14/2020	17,921	49,462	56,362	3.15	0.0
Checkr, Inc. Series C	04/10/2018	8,994	40,926	48,567	5.40	0.0
Checkr, Inc. Series D	09/06/2019	12,252	123,526	66,161	5.40	0.0
Convoy, Inc. Series C	09/14/2018	12,094	85,875	0	0.00	0.0
Convoy, Inc. Series D	10/30/2019	7,659	103,703	0	0.00	0.0
Farmer's Business Network, Inc. Series D	11/03/2017	22	406	115	5.22	0.0
Flexe, Inc. Series C	11/18/2020	4,643	56,492	35,658	7.68	0.0

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks (continued)
Haul Hub, Inc. Series B	02/14/2020	2,168	$31,609	$ 15,328	$ 7.07	0.0%
Honor Tech, Inc. Series D	10/16/2020	43,123	103,844	64,685	1.50	0.0
Kardium, Inc. Series D	01/08/2021	58,843	59,775	59,603	1.01	0.0
National Resilience, Inc. Series B	10/23/2020	5,496	75,075	315,663	57.44	0.1
Nuro, Inc. Series C	10/30/2020	6,234	81,383	38,651	6.20	0.0
Seismic Software, Inc. Series E	12/13/2018	11,680	73,632	83,979	7.19	0.0
Seismic Software, Inc. Series F	09/25/2020	875	7,691	6,291	7.19	0.0
ServiceTitan, Inc. Series A1	11/09/2018	4	105	292	72.91	0.0
ServiceTitan, Inc. Series D	11/09/2018	1,942	51,065	141,591	72.91	0.1
Sila Nanotechnologies, Inc. Series F	01/07/2021	2,608	107,640	52,890	20.28	0.0
Warrants
Dogwood State Bank Expires 10/12/2028	05/06/2019	456	0	3,575	7.84	0.0
Grasshopper Bancorp, Inc. Expires 05/24/2024	10/12/2018	1,009	0	313	0.31	0.0
				$1,713,139		0.3%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of November 30, 2023.
(4)	At November 30, 2023, the Fund had loaned securities with a total value of $10,948,049. This was secured by collateral of $1,666,396, which was received in cash and subsequently invested in short-term investments currently valued at $1,666,396 as reported in the Portfolio of Investments. Additional collateral of $9,504,550 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2023
Government National Mtg. Assoc.	1.75%	11/20/2051	$ 4,504
United States Treasury Bills	0.00%	12/19/2023 to 10/03/2024	270,677
United States Treasury Notes/Bonds	0.00% to 6.13%	01/15/2024 to 05/15/2053	9,229,369
(5)	See Note 4 for cost of investments on a tax basis.

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Agriculture	$ —	$ —	$ 43,143	$ 43,143
Banks	3,924,828	—	95,599	4,020,427
Commercial Services	14,657,789	—	31,687	14,689,476
E-Commerce/Products	—	—	0	0
Pharmaceuticals	10,185,136	197	—	10,185,333
Software	95,323,222	—	13,561	95,336,783
Telecommunications	6,470,358	—	0	6,470,358
Other Industries	406,940,598	—	—	406,940,598
Convertible Preferred Stocks	—	—	985,836	985,836
Warrants	—	—	3,888	3,888
Short-Term Investments	1,666,396	—	—	1,666,396
Total Investments at Value	$539,168,327	$197	$1,173,714	$540,342,238
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Small Cap Index Fund
PORTFOLIO PROFILE — November 30, 2023— (unaudited)

Industry Allocation*
Banks	7.9%
REITS	6.2
Biotechnology	6.2
Repurchase Agreements	5.7
Software	5.5
Commercial Services	5.3
Oil & Gas	4.3
Retail	3.8
Healthcare-Products	3.1
Semiconductors	2.7
Short-Term Investments	2.6
Computers	2.6
Diversified Financial Services	2.6
Pharmaceuticals	2.5
Insurance	2.2
Building Materials	2.1
Electronics	1.9
Machinery-Diversified	1.8
Home Builders	1.8
Chemicals	1.8
Internet	1.7
Engineering & Construction	1.6
Transportation	1.5
Healthcare-Services	1.4
Electric	1.3
Food	1.2
Entertainment	1.2
Oil & Gas Services	1.2
Telecommunications	1.2
Auto Parts & Equipment	1.1
Miscellaneous Manufacturing	1.1
Aerospace/Defense	0.9
Gas	0.9
Electrical Components & Equipment	0.8
Metal Fabricate/Hardware	0.8
Savings & Loans	0.7
Coal	0.7
Mining	0.7
Iron/Steel	0.7
Distribution/Wholesale	0.6
Real Estate	0.6
Energy-Alternate Sources	0.5
Apparel	0.5
Leisure Time	0.5
Cosmetics/Personal Care	0.5
Water	0.4
Beverages	0.4
Household Products/Wares	0.4
Media	0.4
Machinery-Construction & Mining	0.4
Environmental Control	0.4
Hand/Machine Tools	0.4
Home Furnishings	0.3
Agriculture	0.3
Pipelines	0.3
Airlines	0.3
Packaging & Containers	0.3
Trucking & Leasing	0.2
Lodging	0.2
Office Furnishings	0.1
Auto Manufacturers	0.1
Investment Companies	0.1
Textiles	0.1
Office/Business Equipment	0.1
Forest Products & Paper	0.1

Advertising	0.1%
Private Equity	0.1
102.0%
*	Calculated as a percentage of net assets

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 93.7%
Advertising — 0.1%
Advantage Solutions, Inc.#†	33,476	$ 92,059
Boston Omaha Corp., Class A†	9,044	131,138
Clear Channel Outdoor Holdings, Inc.†	144,556	209,606
Stagwell, Inc.#†	30,412	152,668
		585,471
Aerospace/Defense — 0.9%
AAR Corp.†	13,300	921,690
AeroVironment, Inc.†	10,031	1,380,366
AerSale Corp.†	9,865	137,617
Amprius Technologies, Inc.#†	2,072	8,516
Archer Aviation, Inc., Class A†	58,797	351,606
Astronics Corp.†	10,018	148,767
Barnes Group, Inc.	18,886	498,213
Ducommun, Inc.†	5,043	254,066
Eve Holding, Inc.†	6,974	49,236
Joby Aviation, Inc.#†	107,452	640,414
Kaman Corp.	10,851	219,950
Kratos Defense & Security Solutions, Inc.†	48,296	920,039
Leonardo DRS, Inc.†	26,476	487,953
Moog, Inc., Class A	10,943	1,532,129
National Presto Industries, Inc.	1,988	148,543
Redwire Corp.#†	3,030	7,757
Rocket Lab USA, Inc.#†	107,467	470,706
Triumph Group, Inc.†	24,839	277,948
		8,455,516
Agriculture — 0.3%
Alico, Inc.#	2,745	76,750
Andersons, Inc.	12,411	618,813
Benson Hill, Inc.#†	66,745	13,449
Dole PLC	27,574	317,377
Fresh Del Monte Produce, Inc.	13,125	299,250
Ispire Technology, Inc.†	1,052	10,909
Limoneira Co.	6,746	102,539
Tejon Ranch Co.†	8,073	127,473
Turning Point Brands, Inc.	6,601	150,701
Universal Corp.	9,296	522,993
Vector Group, Ltd.	56,048	600,274
Vital Farms, Inc.†	11,769	156,763
		2,997,291
Airlines — 0.3%
Allegiant Travel Co.	6,094	417,378
Frontier Group Holdings, Inc.#†	14,684	57,414
Hawaiian Holdings, Inc.#†	19,640	88,184
JetBlue Airways Corp.†	127,510	563,594
SkyWest, Inc.†	16,949	801,349
Spirit Airlines, Inc.#	42,301	626,901
Sun Country Airlines Holdings, Inc.†	14,535	220,641
		2,775,461
Apparel — 0.5%
Fossil Group, Inc.†	18,551	20,406
Hanesbrands, Inc.	135,700	493,948
Kontoor Brands, Inc.	21,670	1,191,200
Oxford Industries, Inc.	5,773	522,052
Rocky Brands, Inc.	2,688	77,603
Steven Madden, Ltd.#	29,028	1,100,742
Torrid Holdings, Inc.#†	4,655	17,875
Urban Outfitters, Inc.†	24,607	878,470
Security Description	Shares or Principal Amount	Value

Apparel (continued)
Weyco Group, Inc.	2,287	$ 67,352
Wolverine World Wide, Inc.	29,956	256,723
		4,626,371
Auto Manufacturers — 0.1%
Blue Bird Corp.†	6,770	129,172
Fisker, Inc.#†	75,609	119,462
Hyliion Holdings Corp.#†	56,884	32,350
Nikola Corp.#†	239,630	233,016
REV Group, Inc.	12,203	192,685
TuSimple Holdings, Inc., Class A†	64,477	54,870
Wabash National Corp.	18,293	400,983
Workhorse Group, Inc.#†	67,593	25,124
		1,187,662
Auto Parts & Equipment — 1.1%
Adient PLC†	36,843	1,186,345
Aeva Technologies, Inc.†	30,623	17,109
American Axle & Manufacturing Holdings, Inc.†	44,015	306,344
Aurora Innovation, Inc.#†	128,345	281,076
Commercial Vehicle Group, Inc.†	12,379	80,711
Cooper-Standard Holdings, Inc.†	6,515	115,576
Dana, Inc.	50,272	664,093
Dorman Products, Inc.†	10,155	731,566
Douglas Dynamics, Inc.	8,695	237,547
Fox Factory Holding Corp.†	16,450	1,028,289
Gentherm, Inc.†	12,765	586,169
Goodyear Tire & Rubber Co.†	108,566	1,507,982
Holley, Inc.†	20,345	84,025
indie Semiconductor, Inc., Class A†	53,113	396,223
Luminar Technologies, Inc.#†	104,982	262,455
Methode Electronics, Inc.	13,628	323,392
Microvast Holdings, Inc.#†	40,504	47,390
Miller Industries, Inc.	4,284	170,246
SES AI Corp.†	48,113	102,481
Shyft Group, Inc.	13,271	146,910
Solid Power, Inc.#†	59,724	84,211
Standard Motor Products, Inc.	8,159	293,479
Titan International, Inc.†	20,209	264,132
Visteon Corp.†	10,844	1,286,857
XPEL, Inc.†	8,718	398,413
		10,603,021
Banks — 7.9%
1st Source Corp.	6,427	310,617
ACNB Corp.	3,208	125,369
Alerus Financial Corp.	7,015	128,164
Amalgamated Financial Corp.	6,815	143,115
Amerant Bancorp, Inc.	9,949	206,044
American National Bankshares, Inc.	3,964	161,137
Ameris Bancorp	25,522	1,086,727
Ames National Corp.	3,318	61,317
Arrow Financial Corp.#	5,680	140,012
Associated Banc-Corp	58,373	1,035,537
Atlantic Union Bankshares Corp.	28,964	885,429
BancFirst Corp.	8,496	736,008
Bancorp, Inc.†	20,379	794,985
Bank First Corp.#	3,598	290,574
Bank of Hawaii Corp.#	15,122	878,135
Bank of Marin Bancorp	6,065	116,630
Bank of N.T. Butterfield & Son, Ltd.	19,324	535,855
Bank7 Corp.	1,439	34,248
BankUnited, Inc.	28,685	791,419
Bankwell Financial Group, Inc.	2,269	61,172

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Banner Corp.	13,201	$ 595,893
Bar Harbor Bankshares	5,756	149,483
BayCom Corp.	4,525	94,572
BCB Bancorp, Inc.	5,810	67,280
Blue Foundry Bancorp†	9,098	79,153
Blue Ridge Bankshares, Inc.#	6,785	18,319
Bridgewater Bancshares, Inc.†	7,880	81,716
Burke & Herbert Financial Services Corp.	2,480	117,949
Business First Bancshares, Inc.	9,250	187,127
Byline Bancorp, Inc.	9,546	190,825
C & F Financial Corp.	1,252	73,042
Cadence Bank	70,273	1,760,339
Cambridge Bancorp	2,931	171,258
Camden National Corp.	5,506	185,827
Capital Bancorp, Inc.	3,719	78,731
Capital City Bank Group, Inc.	5,089	136,080
Capstar Financial Holdings, Inc.	7,444	122,305
Carter Bankshares, Inc.†	9,103	114,061
Cathay General Bancorp	26,809	983,354
Central Pacific Financial Corp.	10,241	179,934
Central Valley Community Bancorp	3,850	66,258
Chemung Financial Corp.	1,350	62,370
ChoiceOne Financial Services, Inc.#	2,691	67,302
Citizens & Northern Corp.	5,762	115,874
Citizens Financial Services, Inc.	1,461	83,189
City Holding Co.	5,733	551,916
Civista Bancshares, Inc.	5,957	93,227
CNB Financial Corp.#	7,996	162,639
Coastal Financial Corp.†	4,171	162,961
Codorus Valley Bancorp, Inc.	3,595	72,655
Colony Bankcorp, Inc.	6,362	68,264
Community Bank System, Inc.	20,535	910,933
Community Trust Bancorp, Inc.	5,991	238,382
ConnectOne Bancorp, Inc.	14,293	281,000
CrossFirst Bankshares, Inc.†	17,175	192,703
Customers Bancorp, Inc.†	11,031	497,167
CVB Financial Corp.	51,309	917,405
Dime Community Bancshares, Inc.	13,483	271,008
Eagle Bancorp, Inc.	11,361	269,710
Eastern Bankshares, Inc.	59,761	714,742
Enterprise Bancorp, Inc.	3,692	99,795
Enterprise Financial Services Corp.	13,993	548,666
Equity Bancshares, Inc., Class A	5,638	142,247
Esquire Financial Holdings, Inc.	2,647	123,271
Evans Bancorp, Inc.	2,018	55,253
Farmers & Merchants Bancorp, Inc.	4,899	95,530
Farmers National Banc Corp.	14,041	172,845
FB Financial Corp.	13,681	459,134
Fidelity D&D Bancorp, Inc.	1,797	93,138
Financial Institutions, Inc.	5,851	101,573
First Bancorp	15,346	480,944
First Bancorp, Inc.	3,770	94,212
First BanCorp/Puerto Rico	68,375	1,025,625
First Bancshares, Inc.	11,829	303,414
First Bank	8,034	97,934
First Busey Corp.	20,022	434,477
First Business Financial Services, Inc.	3,028	105,919
First Commonwealth Financial Corp.	39,466	527,660
First Community Bankshares, Inc.	6,796	221,957
First Community Corp.	2,840	50,098
First Financial Bancorp	36,327	734,169
First Financial Bankshares, Inc.	50,266	1,319,482
Security Description	Shares or Principal Amount	Value

Banks (continued)
First Financial Corp.	4,528	$ 173,196
First Foundation, Inc.	19,737	116,054
First Interstate BancSystem, Inc., Class A	31,858	824,804
First Merchants Corp.	22,797	699,184
First Mid Bancshares, Inc.	7,382	228,768
First of Long Island Corp.	8,216	93,498
Five Star Bancorp	4,923	112,491
Fulton Financial Corp.	62,742	892,819
FVCBankcorp, Inc.†	6,177	68,935
German American Bancorp, Inc.	10,814	311,659
Glacier Bancorp, Inc.	43,013	1,446,527
Great Southern Bancorp, Inc.	3,486	177,124
Guaranty Bancshares, Inc.	3,222	96,306
Hancock Whitney Corp.	33,465	1,380,431
Hanmi Financial Corp.	11,734	195,254
HarborOne Bancorp, Inc.	16,174	178,399
HBT Financial, Inc.	5,173	96,994
Heartland Financial USA, Inc.	16,300	504,159
Heritage Commerce Corp.	22,838	193,895
Heritage Financial Corp.	13,374	238,325
Hilltop Holdings, Inc.	18,005	530,247
Home BancShares, Inc.	73,565	1,631,672
HomeStreet, Inc.	6,978	47,101
Hope Bancorp, Inc.	44,504	436,139
Horizon Bancorp, Inc.	16,629	181,090
Independent Bank Corp.	7,788	168,377
Independent Bank Corp./Massachusetts	17,041	971,678
Independent Bank Group, Inc.	13,950	539,586
International Bancshares Corp.	20,715	929,482
John Marshall Bancorp, Inc.	4,802	94,839
Kearny Financial Corp.	21,833	172,481
Lakeland Bancorp, Inc.	24,047	297,942
Lakeland Financial Corp.	9,574	531,836
LCNB Corp.	4,074	59,317
Live Oak Bancshares, Inc.	12,971	435,826
Luther Burbank Corp.	3,952	33,869
Macatawa Bank Corp.	10,143	98,489
Mainstreet Bancshares, Inc.	2,684	55,881
Mercantile Bank Corp.	6,048	207,991
Merchants Bancorp#	6,117	205,837
Metrocity Bankshares, Inc.	7,042	140,699
Metropolitan Bank Holding Corp.†	4,039	157,400
Mid Penn Bancorp, Inc.	5,483	110,318
Middlefield Banc Corp.#	3,028	85,844
Midland States Bancorp, Inc.	8,208	185,337
MidWestOne Financial Group, Inc.	5,484	115,493
MVB Financial Corp.	4,374	87,436
National Bank Holdings Corp., Class A	14,203	468,841
National Bankshares, Inc.	2,226	60,191
NBT Bancorp, Inc.	17,666	627,673
NewtekOne, Inc.#	8,982	121,526
Nicolet Bankshares, Inc.	4,962	365,501
Northeast Bank	2,547	130,585
Northeast Community Bancorp, Inc.#	5,158	86,500
Northrim BanCorp, Inc.	2,121	104,714
Norwood Financial Corp.	2,844	78,807
Oak Valley Bancorp#	2,594	67,729
OFG Bancorp	17,977	603,308
Old National Bancorp	112,991	1,682,436
Old Second Bancorp, Inc.	16,731	235,740
Orange County Bancorp, Inc.	1,968	94,090
Origin Bancorp, Inc.	11,252	357,476
Orrstown Financial Services, Inc.	3,945	94,404

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
PacWest Bancorp	45,385	$ 342,203
Park National Corp.	5,526	613,386
Parke Bancorp, Inc.	4,030	72,782
Pathward Financial, Inc.	10,337	512,612
PCB Bancorp	4,203	65,146
Peapack-Gladstone Financial Corp.	6,577	163,373
Penns Woods Bancorp, Inc.	2,641	53,903
Peoples Bancorp, Inc.	13,051	384,091
Peoples Financial Services Corp.	2,689	114,229
Pioneer Bancorp, Inc.#†	4,496	37,204
Plumas Bancorp	2,107	70,774
Ponce Financial Group, Inc.†	7,883	70,316
Preferred Bank	5,163	318,196
Premier Financial Corp.	13,633	272,251
Primis Financial Corp.	7,810	78,178
Princeton Bancorp, Inc.	1,958	64,555
QCR Holdings, Inc.	6,356	315,766
RBB Bancorp	6,464	98,770
Red River Bancshares, Inc.	1,857	94,298
Renasant Corp.	21,285	579,803
Republic Bancorp, Inc., Class A	3,319	155,827
S&T Bancorp, Inc.	14,995	419,710
Sandy Spring Bancorp, Inc.	16,906	372,270
Seacoast Banking Corp. of Florida	32,482	754,882
ServisFirst Bancshares, Inc.	19,646	1,005,089
Shore Bancshares, Inc.	11,485	137,131
Sierra Bancorp	5,329	99,865
Simmons First National Corp., Class A	48,690	778,553
SmartFinancial, Inc.	6,109	130,549
South Plains Financial, Inc.	4,635	120,510
Southern First Bancshares, Inc.†	2,957	86,877
Southern States Bancshares, Inc.	2,891	72,622
Southside Bancshares, Inc.	11,341	311,084
SouthState Corp.	29,360	2,174,108
Stellar Bancorp, Inc.	18,769	447,828
Sterling Bancorp, Inc.#†	8,384	46,867
Stock Yards Bancorp, Inc.	10,465	461,716
Summit Financial Group, Inc.	4,309	100,701
Texas Capital Bancshares, Inc.†	18,469	1,013,579
Third Coast Bancshares, Inc.†	4,964	84,140
Tompkins Financial Corp.	5,344	283,072
Towne Bank	27,060	710,596
TriCo Bancshares	11,978	412,283
Triumph Financial, Inc.†	8,569	581,578
TrustCo Bank Corp.	7,172	192,496
Trustmark Corp.	23,464	537,560
UMB Financial Corp.	17,078	1,223,809
United Bankshares, Inc.	50,465	1,670,896
United Community Banks, Inc.	44,578	1,098,848
Unity Bancorp, Inc.	2,775	76,118
Univest Financial Corp.	11,182	211,228
USCB Financial Holdings, Inc.†	4,055	46,957
Valley National Bancorp	166,478	1,514,950
Veritex Holdings, Inc.	20,230	387,202
Virginia National Bankshares Corp.	1,821	64,172
Walker & Dunlop, Inc.	12,266	1,030,589
Washington Trust Bancorp, Inc.	6,521	174,372
WesBanco, Inc.	22,247	592,215
West BanCorp, Inc.	6,248	110,652
Westamerica BanCorp	9,983	506,238
		73,238,915
Security Description	Shares or Principal Amount	Value

Beverages — 0.4%
BRC, Inc., Class A#†	14,368	$ 61,208
Coca-Cola Consolidated, Inc.	1,841	1,352,251
Duckhorn Portfolio, Inc.†	16,923	173,799
MGP Ingredients, Inc.#	6,115	522,527
National Beverage Corp.†	9,140	434,516
Primo Water Corp.	60,341	867,100
Vita Coco Co., Inc.†	11,018	309,165
Westrock Coffee Co.#†	10,945	100,694
Zevia PBC, Class A#†	9,609	20,659
		3,841,919
Biotechnology — 6.2%
Cartesian Therapeutics, Inc.#†	44,751	60,414
2seventy Bio, Inc.#†	19,353	35,416
4D Molecular Therapeutics, Inc.†	15,103	192,110
89bio, Inc.†	23,818	191,497
Aadi Bioscience, Inc.†	6,249	32,870
ACADIA Pharmaceuticals, Inc.†	46,693	1,040,320
Acrivon Therapeutics, Inc.†	3,349	13,563
Actinium Pharmaceuticals, Inc.#†	10,288	47,119
Adicet Bio, Inc.#†	11,710	13,818
ADMA Biologics, Inc.†	81,168	300,322
Aerovate Therapeutics, Inc.†	4,307	67,663
Agenus, Inc.†	134,966	104,882
Akero Therapeutics, Inc.†	19,778	331,084
Aldeyra Therapeutics, Inc.†	17,945	49,708
Allakos, Inc.#†	25,615	56,865
Allogene Therapeutics, Inc.†	31,664	74,410
Allovir, Inc.#†	19,615	36,876
Alpine Immune Sciences, Inc.†	12,231	189,580
Altimmune, Inc.#†	19,046	60,185
ALX Oncology Holdings, Inc.#†	8,337	65,362
Amicus Therapeutics, Inc.†	108,052	1,190,733
AnaptysBio, Inc.†	7,219	102,077
Anavex Life Sciences Corp.#†	27,474	198,088
ANI Pharmaceuticals, Inc.†	5,596	278,737
Annexon, Inc.†	17,586	43,789
Apogee Therapeutics, Inc.†	7,514	146,598
Arbutus Biopharma Corp.#†	48,094	98,593
Arcellx, Inc.†	14,624	768,199
Arcturus Therapeutics Holdings, Inc.†	8,985	215,101
Arcus Biosciences, Inc.†	20,328	306,140
Arcutis Biotherapeutics, Inc.†	19,811	36,452
Ardelyx, Inc.†	82,070	370,136
Arrowhead Pharmaceuticals, Inc.†	38,989	826,567
ARS Pharmaceuticals, Inc.#†	9,343	45,127
Astria Therapeutics, Inc.#†	9,843	45,770
Atara Biotherapeutics, Inc.#†	37,318	24,630
Atea Pharmaceuticals, Inc.†	29,538	88,319
Aura Biosciences, Inc.†	10,584	84,884
Aurinia Pharmaceuticals, Inc.#†	52,179	450,827
Avid Bioservices, Inc.†	23,912	121,712
Avidity Biosciences, Inc.†	27,239	212,737
Axsome Therapeutics, Inc.#†	13,557	914,420
Beam Therapeutics, Inc.#†	26,876	754,678
BioAtla, Inc.†	17,043	30,166
BioCryst Pharmaceuticals, Inc.†	73,036	429,452
Biohaven, Ltd.†	22,454	748,167
Biomea Fusion, Inc.†	7,655	115,361
BioVie, Inc.#†	1,279	2,302
Bluebird Bio, Inc.†	41,235	157,518
Blueprint Medicines Corp.†	23,433	1,631,874
Bridgebio Pharma, Inc.†	44,128	1,266,915

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Cabaletta Bio, Inc.†	13,269	$ 212,967
Cara Therapeutics, Inc.†	18,022	17,425
Caribou Biosciences, Inc.†	28,783	168,956
Carisma Therapeutics, Inc.#	10,274	24,658
Cassava Sciences, Inc.#†	15,324	319,199
Celcuity, Inc.†	6,722	98,612
Celldex Therapeutics, Inc.†	17,902	540,819
Century Therapeutics, Inc.†	9,025	12,364
Cerevel Therapeutics Holdings, Inc.†	23,844	618,275
Chinook Therapeutics, Inc. CVR†(1)	22,455	8,757
Cogent Biosciences, Inc.†	31,249	239,680
Compass Therapeutics, Inc.†	35,163	58,019
Crinetics Pharmaceuticals, Inc.†	24,899	791,539
Cue Biopharma, Inc.#†	13,317	33,292
Cullinan Oncology, Inc.†	9,172	75,119
Cymabay Therapeutics, Inc.#†	37,795	723,018
Cytek Biosciences, Inc.#†	46,701	324,105
Cytokinetics, Inc.†	35,888	1,201,530
Day One Biopharmaceuticals, Inc.†	24,141	279,553
Deciphera Pharmaceuticals, Inc.†	20,183	254,508
Denali Therapeutics, Inc.†	45,523	843,086
Design Therapeutics, Inc.†	12,627	30,305
Disc Medicine, Inc.†	3,401	187,667
Dynavax Technologies Corp.†	49,943	684,219
Dyne Therapeutics, Inc.†	16,377	181,457
Edgewise Therapeutics, Inc.#†	16,486	100,235
Editas Medicine, Inc.†	31,697	333,769
Emergent BioSolutions, Inc.#†	19,493	41,715
Entrada Therapeutics, Inc.#†	8,245	106,938
Erasca, Inc.†	31,093	52,858
Evolus, Inc.†	15,955	151,094
EyePoint Pharmaceuticals, Inc.#†	10,092	63,075
Fate Therapeutics, Inc.†	32,656	81,313
FibroGen, Inc.#†	35,031	19,351
Forafric Global PLC†	2,013	22,425
Genelux Corp.†	7,150	85,085
Generation Bio Co.†	17,449	19,717
Geron Corp.#†	191,890	370,348
Graphite Bio, Inc.†	10,798	24,511
Guardant Health, Inc.†	43,527	1,095,575
Halozyme Therapeutics, Inc.†	50,038	1,931,967
Harvard Bioscience, Inc.†	15,439	65,770
HilleVax, Inc.†	8,179	112,134
Humacyte, Inc.#†	23,596	62,529
Icosavax, Inc.#†	10,613	107,404
Ideaya Biosciences, Inc.†	20,921	657,965
IGM Biosciences, Inc.#†	4,597	30,984
Ikena Oncology, Inc.†	9,569	13,875
ImmunityBio, Inc.#†	43,899	161,548
ImmunoGen, Inc.†	92,359	2,710,737
Immunovant, Inc.†	20,790	813,513
Inhibrx, Inc.†	13,233	274,849
Innoviva, Inc.†	22,982	318,301
Inozyme Pharma, Inc.†	13,042	50,212
Insmed, Inc.†	50,794	1,270,866
Intellia Therapeutics, Inc.†	33,995	1,007,272
Intra-Cellular Therapies, Inc.†	36,105	2,215,764
Iovance Biotherapeutics, Inc.†	88,379	536,461
iTeos Therapeutics, Inc.†	9,549	89,379
Janux Therapeutics, Inc.#†	6,664	58,177
Karyopharm Therapeutics, Inc.#†	43,640	33,603
Keros Therapeutics, Inc.†	8,673	263,139
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Kezar Life Sciences, Inc.†	27,498	$ 23,032
Kiniksa Pharmaceuticals, Ltd., Class A†	12,089	195,479
Kodiak Sciences, Inc.†	12,497	30,243
Krystal Biotech, Inc.†	8,328	868,027
Kymera Therapeutics, Inc.†	14,640	303,926
Larimar Therapeutics, Inc.†	9,882	33,895
Lexicon Pharmaceuticals, Inc.#†	35,697	37,839
Ligand Pharmaceuticals, Inc.†	6,424	374,583
Lineage Cell Therapeutics, Inc.†	49,724	48,829
Liquidia Corp.†	18,287	130,935
MacroGenics, Inc.†	23,450	192,524
MeiraGTx Holdings PLC†	12,565	65,589
Merrimack Pharmaceuticals, Inc.†	4,034	50,909
Mersana Therapeutics, Inc.†	40,549	66,906
Mineralys Therapeutics, Inc.†	5,377	35,811
Monte Rosa Therapeutics, Inc.#†	11,752	36,431
Mural Oncology PLC†	6,393	23,079
Myriad Genetics, Inc.†	31,129	594,253
NeoGenomics, Inc.†	49,102	892,183
NGM Biopharmaceuticals, Inc.†	16,793	12,543
Nkarta, Inc.#†	11,651	30,759
Novavax, Inc.#†	33,550	184,525
Nurix Therapeutics, Inc.†	18,342	114,087
Nuvalent, Inc., Class A†	9,241	604,084
Nuvation Bio, Inc.†	56,132	69,604
Ocean Biomedical, Inc.#†	3,344	2,650
Olema Pharmaceuticals, Inc.†	10,345	144,313
Omega Therapeutics, Inc.#†	9,391	21,505
Omeros Corp.#†	23,457	51,371
OmniAb, Inc. (Earnout Shares 12.50)†(1)	2,061	0
OmniAb, Inc. (Earnout Shares 15.00)†(1)	2,061	0
Oncternal Therapeutics, Inc. CVR#†(1)	368	754
Organogenesis Holdings, Inc.†	27,066	69,018
Ovid therapeutics, Inc.†	22,976	68,354
PDS Biotechnology Corp.†	10,774	56,671
PepGen, Inc.†	3,873	18,978
Phathom Pharmaceuticals, Inc.†	11,897	83,160
Pliant Therapeutics Inc†	21,771	302,399
Point Biopharma Global, Inc.†	34,865	474,164
Poseida Therapeutics, Inc.†	26,187	69,919
Precigen, Inc.#†	52,062	58,309
Prelude Therapeutics Inc†	5,483	18,149
Prime Medicine, Inc.#†	15,243	110,664
ProKidney Corp.#†	17,339	29,130
Protalix BioTherapeutics, Inc.#†	25,561	38,597
Prothena Corp. PLC†	15,974	520,433
PTC Therapeutics, Inc.†	27,295	628,331
Radius Health, Inc. CVR†(1)	16,856	1,349
Rain Oncology, Inc.†	6,548	6,875
Rallybio Corp.#†	11,780	22,500
RAPT Therapeutics, Inc.†	11,381	165,252
Recursion Pharmaceuticals, Inc., Class A#†	52,587	360,221
REGENXBIO, Inc.†	15,655	305,586
Relay Therapeutics, Inc.†	34,787	275,165
Replimune Group, Inc.†	16,007	178,958
REVOLUTION Medicines, Inc.†	52,748	1,230,611
Rigel Pharmaceuticals, Inc.†	65,938	75,169
Rocket Pharmaceuticals, Inc.†	21,618	504,348
Sage Therapeutics, Inc.†	20,371	398,864
Sana Biotechnology, Inc.#†	35,934	145,892
Sangamo Therapeutics, Inc.†	55,576	23,898
Savara, Inc.†	34,808	134,011
Scholar Rock Holding Corp.#†	16,714	210,429

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Scilex Holding Co.†	23,302	$ 29,128
Seer, Inc.†	22,592	36,373
SpringWorks Therapeutics, Inc.†	22,453	682,347
Stoke Therapeutics, Inc.#†	10,629	40,284
Sutro Biopharma, Inc.†	23,175	60,487
Syndax Pharmaceuticals, Inc.†	25,386	422,550
Tango Therapeutics, Inc.†	17,201	130,728
Tarsus Pharmaceuticals, Inc.#†	9,085	150,175
Tela Bio, Inc.†	6,235	32,484
Tenaya Therapeutics, Inc.†	17,636	33,156
Terns Pharmaceuticals, Inc.#†	16,512	73,478
TG Therapeutics, Inc.†	52,873	677,303
Theravance Biopharma, Inc.#†	21,726	227,688
Theseus Pharmaceuticals, Inc.†	7,798	29,710
Third Harmonic Bio, Inc.†	7,506	63,801
Travere Therapeutics, Inc.†	28,069	176,273
Turnstone Biologics Corp.†	2,468	5,380
Twist Bioscience Corp.†	21,932	527,465
Tyra Biosciences, Inc.†	5,389	63,105
UroGen Pharma, Ltd.†	7,539	99,439
Vaxxinity, Inc.†	16,422	13,929
Ventyx Biosciences, Inc.†	18,033	38,951
Vera Therapeutics, Inc.†	13,028	176,529
Veracyte, Inc.†	28,051	718,106
Vericel Corp.†	18,351	652,195
Verve Therapeutics, Inc.†	19,547	220,490
Vigil Neuroscience, Inc.†	6,191	19,687
Viking Therapeutics, Inc.†	37,049	452,739
Vir Biotechnology, Inc.†	32,270	306,242
Viridian Therapeutics, Inc.†	16,260	272,192
Vor BioPharma, Inc.†	14,517	26,856
Wave Life Sciences, Ltd.†	22,783	120,978
X4 Pharmaceuticals, Inc.†	47,440	37,003
Xencor, Inc.†	22,349	409,881
XOMA Corp.†	2,817	41,804
Zentalis Pharmaceuticals, Inc.†	22,440	252,450
Zevra Therapeutics, Inc. #†	13,111	62,408
Zura Bio, Ltd.†	4,570	22,165
Zymeworks, Inc.†	20,567	182,429
		57,368,180
Building Materials — 2.1%
AAON, Inc.	26,124	1,635,362
American Woodmark Corp.†	6,322	457,713
Apogee Enterprises, Inc.	8,520	384,252
Aspen Aerogels, Inc.#†	19,692	206,372
Boise Cascade Co.	15,316	1,674,039
Gibraltar Industries, Inc.†	11,785	791,834
Griffon Corp.	16,917	787,148
JELD-WEN Holding, Inc.†	32,823	524,512
Knife River Corp.†	21,819	1,302,158
LSI Industries, Inc.	10,083	132,188
Masonite International Corp.†	8,567	761,178
Masterbrand, Inc.†	50,011	671,148
Modine Manufacturing Co.†	19,841	976,177
PGT Innovations, Inc.†	21,872	704,060
Simpson Manufacturing Co., Inc.	16,552	2,763,687
SmartRent, Inc.#†	71,024	222,305
SPX Technologies, Inc.†	17,022	1,452,147
Summit Materials, Inc., Class A†	46,064	1,597,960
UFP Industries, Inc.	23,161	2,539,140
		19,583,380
Security Description	Shares or Principal Amount	Value

Chemicals — 1.8%
AdvanSix, Inc.	10,212	$ 266,840
American Vanguard Corp.	10,411	97,655
Avient Corp.	34,871	1,197,819
Balchem Corp.	12,335	1,538,421
Cabot Corp.	21,360	1,621,224
Codexis, Inc.†	25,694	60,638
Danimer Scientific, Inc.#†	33,814	36,857
Ecovyst, Inc.†	36,707	349,451
H.B. Fuller Co.	20,865	1,579,063
Hawkins, Inc.	7,462	458,465
Ingevity Corp.†	14,095	546,745
Innospec, Inc.	9,620	1,010,773
Intrepid Potash, Inc.†	4,096	84,132
Koppers Holdings, Inc.	7,775	351,197
Kronos Worldwide, Inc.	8,510	74,292
Lightwave Logic, Inc.#†	44,197	175,904
Livent Corp.#†	69,605	957,765
Mativ Holdings, Inc.	21,019	245,922
Minerals Technologies, Inc.	12,548	786,007
Oil-Dri Corp. of America	1,892	107,390
Origin Materials, Inc.#†	45,040	30,749
Orion SA	21,625	515,324
Perimeter Solutions SA†	59,793	248,739
Quaker Chemical Corp.	5,355	957,420
Rayonier Advanced Materials, Inc.†	24,576	81,101
Rogers Corp.†	6,677	864,004
Sensient Technologies Corp.	16,231	940,424
Stepan Co.	8,215	678,313
Trinseo PLC	13,489	77,966
Tronox Holdings PLC	45,141	575,548
Valhi, Inc.#	931	12,643
		16,528,791
Coal — 0.7%
Alpha Metallurgical Resources, Inc.	4,812	1,350,055
Arch Resources, Inc.	7,056	1,171,014
CONSOL Energy, Inc.	12,887	1,374,656
Hallador Energy Co.†	8,803	111,182
NACCO Industries, Inc., Class A	1,619	56,050
Peabody Energy Corp.	48,050	1,145,512
Ramaco Resources, Inc.	1,738	26,000
Ramaco Resources, Inc.	8,692	145,156
SunCoke Energy, Inc.	32,221	299,977
Warrior Met Coal, Inc.	19,948	1,116,490
		6,796,092
Commercial Services — 5.3%
2U, Inc.#†	30,518	29,981
Aaron's Co., Inc.	11,811	104,055
ABM Industries, Inc.	25,540	1,046,885
Acacia Research Corp.#†	14,646	53,311
Adtalem Global Education, Inc.†	16,782	956,071
AirSculpt Technologies, Inc.#†	4,690	23,591
Alarm.com Holdings, Inc.†	18,473	1,006,409
Alight, Inc., Class A†	153,501	1,174,283
Alta Equipment Group, Inc.	8,892	84,830
AMN Healthcare Services, Inc.†	15,333	1,039,577
API Group Corp.†	80,665	2,448,183
Arlo Technologies, Inc.†	33,691	306,251
Bakkt Holdings, Inc.#†	26,848	40,272
Barrett Business Services, Inc.	2,578	283,451
BrightView Holdings, Inc.†	15,944	121,812
Brink's Co.	17,796	1,404,104

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Cadiz, Inc.†	15,628	$ 42,664
Carriage Services, Inc.	5,168	116,745
Cass Information Systems, Inc.	5,275	218,121
CBIZ, Inc.†	18,481	1,069,865
Chegg, Inc.†	45,536	452,173
Cimpress PLC†	6,873	484,478
Cipher Mining, Inc.#†	16,034	44,414
Cleanspark, Inc.#†	42,611	265,893
CompoSecure, Inc.#†	6,336	31,617
CoreCivic, Inc.†	43,840	634,365
CorVel Corp.†	3,361	701,978
Coursera, Inc.†	50,195	991,351
CPI Card Group, Inc.†	1,640	29,176
CRA International, Inc.	2,620	248,297
Cross Country Healthcare, Inc.†	13,268	268,942
Custom Truck One Source, Inc.†	21,862	127,018
Deluxe Corp.	16,781	306,925
Distribution Solutions Group, Inc.†	3,492	88,906
Emerald Holding, Inc.†	6,016	30,501
Ennis, Inc.	9,826	208,606
European Wax Center, Inc., Class A†	13,159	187,911
EVERTEC, Inc.	25,196	931,496
First Advantage Corp.	21,079	326,935
FiscalNote Holdings, Inc.#†	23,993	24,473
Flywire Corp.†	37,038	862,985
Forrester Research, Inc.†	4,528	109,487
Franklin Covey Co.†	4,481	174,221
GEO Group, Inc.†	46,444	471,407
Graham Holdings Co., Class B	1,380	865,467
Green Dot Corp., Class A†	17,906	143,606
Hackett Group, Inc.	9,638	215,024
Healthcare Services Group, Inc.	28,694	278,619
Heidrick & Struggles International, Inc.	7,643	207,737
Herc Holdings, Inc.	10,901	1,348,018
HireQuest, Inc.	2,065	30,583
Huron Consulting Group, Inc.†	7,341	764,712
I3 Verticals, Inc., Class A#†	8,684	174,809
ICF International, Inc.	7,220	1,010,439
Information Services Group, Inc.	13,526	56,268
Insperity, Inc.	14,055	1,598,756
John Wiley & Sons, Inc., Class A	16,457	497,166
Kelly Services, Inc., Class A	12,312	255,966
Kforce, Inc.	7,471	520,729
Korn Ferry	20,117	1,040,854
Laureate Education, Inc.	50,515	663,262
Legalzoom.com, Inc.†	40,141	462,826
Lincoln Educational Services Corp.†	9,127	84,516
LiveRamp Holdings, Inc.†	25,367	841,170
Marathon Digital Holdings, Inc.#†	65,953	789,457
MarketWise, Inc.	12,423	39,629
Marqeta, Inc., Class A†	188,954	1,199,858
Matthews International Corp., Class A	11,455	391,188
Medifast, Inc.	4,138	274,680
Monro, Inc.	12,013	347,416
Multiplan Corp.#†	151,125	196,463
National Research Corp.	5,550	229,937
Payoneer Global, Inc.†	102,160	529,189
Paysafe, Ltd.†	12,511	126,486
Perdoceo Education Corp.	25,901	451,195
Performant Financial Corp.†	25,932	77,537
Priority Technology Holdings, Inc.#†	6,805	20,415
PROG Holdings, Inc.†	17,854	486,700
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Progyny, Inc.†	30,276	$ 1,040,283
Quad/Graphics, Inc.†	12,175	56,127
Remitly Global, Inc.†	50,398	1,085,573
Rent the Runway, Inc., Class A#†	18,776	10,115
Repay Holdings Corp.†	31,312	234,840
Resources Connection, Inc.	12,502	170,027
Riot Platforms, Inc.#†	65,761	825,301
Sabre Corp.†	127,687	450,735
SoundThinking, Inc.#†	3,669	81,672
SP Plus Corp.†	7,543	385,824
Sterling Check Corp.#†	12,094	153,110
StoneCo., Ltd., Class A†	112,229	1,750,772
Strategic Education, Inc.	8,725	776,263
Stride, Inc.†	16,354	990,725
Target Hospitality Corp.†	12,049	131,455
Terawulf, Inc.#†	52,220	60,575
Textainer Group Holdings, Ltd.	16,173	796,197
Transcat, Inc.†	2,845	278,753
TriNet Group, Inc.†	14,522	1,683,535
TrueBlue, Inc.†	11,720	163,377
Udemy, Inc.†	33,067	492,037
Universal Technical Institute, Inc.†	12,636	147,462
Upbound Group, Inc.	21,249	618,346
V2X, Inc.†	4,445	188,468
Viad Corp.†	7,847	261,305
Willdan Group, Inc.†	4,697	93,940
WW International, Inc.†	21,011	151,489
ZipRecruiter, Inc., Class A†	26,425	354,359
		49,227,358
Computers — 2.6%
3D Systems Corp.†	49,155	262,488
ASGN, Inc.†	18,590	1,658,972
Cantaloupe, Inc.#†	22,098	156,233
Conduent, Inc.†	66,328	201,637
Corsair Gaming, Inc.†	14,242	183,864
Cricut, Inc.	18,432	127,181
Desktop Metal, Inc., Class A#†	108,095	75,634
ExlService Holdings, Inc.†	62,347	1,768,784
Grid Dynamics Holdings, Inc.†	21,374	271,022
Insight Enterprises, Inc.†	11,070	1,676,219
Integral Ad Science Holding Corp.†	18,455	269,258
Maximus, Inc.	23,455	1,958,258
Mitek Systems, Inc.#†	16,449	185,709
NetScout Systems, Inc.†	26,297	528,044
NextNav, Inc.#†	21,113	83,608
OneSpan, Inc.†	15,446	154,923
PAR Technology Corp.#†	10,270	378,244
Parsons Corp.†	15,912	991,159
PlayAGS, Inc.†	14,233	108,882
Presto Automation, Inc.†	1,375	913
Qualys, Inc.†	14,344	2,651,345
Rapid7, Inc.†	23,132	1,252,598
Rimini Street, Inc.†	20,147	63,262
Super Micro Computer, Inc.†	17,884	4,890,738
System1, Inc.†	12,609	18,661
Tenable Holdings, Inc.†	44,025	1,822,195
Thoughtworks Holding, Inc.†	35,678	139,144
Tingo Group, Inc.†	47,056	32,469
TTEC Holdings, Inc.	7,495	140,306
Unisys Corp.†	25,619	122,715
Varonis Systems, Inc.†	41,914	1,755,777

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Velo3D, Inc.#†	34,298	$ 33,221
Vuzix Corp.#†	22,746	47,767
		24,011,230
Cosmetics/Personal Care — 0.5%
Beauty Health Co.#†	31,528	80,712
e.l.f. Beauty, Inc.†	20,575	2,429,702
Edgewell Personal Care Co.	19,753	687,602
Inter Parfums, Inc.	7,078	885,882
Waldencast PLC, Class A†	13,897	132,577
		4,216,475
Distribution/Wholesale — 0.6%
A-Mark Precious Metals, Inc.#	7,251	207,814
EVI Industries, Inc.	1,828	47,345
G-III Apparel Group, Ltd.†	15,929	458,277
Global Industrial Co.	5,054	179,973
H&E Equipment Services, Inc.	12,397	549,311
Hudson Technologies, Inc.†	16,896	208,666
MRC Global, Inc.†	32,348	334,478
OPENLANE, Inc.†	41,620	608,484
Resideo Technologies, Inc.†	56,475	927,884
Rush Enterprises, Inc., Class A	24,011	952,516
Rush Enterprises, Inc., Class B	3,568	155,601
ScanSource, Inc.†	9,532	318,655
ThredUp, Inc., Class A#†	27,669	53,955
Titan Machinery, Inc.†	7,935	181,394
VSE Corp.	4,932	298,041
		5,482,394
Diversified Financial Services — 2.6%
AlTi Global, Inc.#†	8,105	61,355
Artisan Partners Asset Management, Inc., Class A	23,691	891,966
AssetMark Financial Holdings, Inc.†	8,473	217,248
Atlanticus Holdings Corp.†	1,784	55,072
B. Riley Financial, Inc.	7,206	132,590
BGC Group, Inc., Class A	121,163	787,560
Bit Digital, Inc.#†	27,861	71,881
Bread Financial Holdings, Inc.	19,462	546,882
BrightSphere Investment Group, Inc.	12,556	219,102
Brookfield Business Corp., Class A#	10,018	182,328
Cohen & Steers, Inc.	10,026	586,421
Columbia Financial, Inc.#†	11,446	188,287
Consumer Portfolio Services, Inc.†	3,240	30,715
Diamond Hill Investment Group, Inc.	1,090	175,043
Enact Holdings, Inc.	11,568	320,549
Encore Capital Group, Inc.†	8,960	401,408
Enova International, Inc.†	11,727	483,152
Federal Agricultural Mtg. Corp., Class C	3,519	583,591
Finance of America Cos., Inc., Class A†	20,587	18,884
First Western Financial, Inc.†	3,089	51,277
Forge Global Holdings, Inc.†	42,341	139,725
FTAI Aviation, Ltd.	38,384	1,581,805
GCM Grosvenor, Inc., Class A#	15,986	129,007
Hamilton Lane, Inc., Class A	14,090	1,378,706
Hannon Armstrong Sustainable Infrastructure Capital, Inc.#	39,893	965,810
International Money Express, Inc.†	12,699	264,774
LendingClub Corp.†	41,026	258,464
LendingTree, Inc.†	4,051	71,703
Moelis & Co., Class A	25,760	1,222,312
Mr. Cooper Group, Inc.†	25,245	1,527,827
Navient Corp.	34,309	587,713
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Nelnet, Inc., Class A	5,613	$ 470,931
NerdWallet, Inc., Class A†	13,196	155,053
Ocwen Financial Corp.†	2,476	63,955
OppFi, Inc.†	4,146	14,677
Pagseguro Digital, Ltd.†	76,558	771,705
Paysign, Inc.#†	12,581	29,565
PennyMac Financial Services, Inc.	9,838	765,298
Perella Weinberg Partners	16,210	189,981
Piper Sandler Cos.	6,689	1,034,989
PJT Partners, Inc., Class A	9,149	823,959
PRA Group, Inc.†	14,891	275,930
Radian Group, Inc.	60,681	1,560,109
Regional Management Corp.	3,024	66,891
Security National Financial Corp., Class A†	4,813	38,311
Silvercrest Asset Management Group, Inc., Class A	3,678	57,303
StepStone Group, Inc., Class A	20,798	532,845
StoneX Group, Inc.†	10,332	631,595
SWK Holdings Corp.†	1,451	23,680
Upstart Holdings, Inc.#†	27,785	743,527
Velocity Financial, Inc.†	3,374	50,104
Victory Capital Holdings, Inc., Class A	10,510	337,897
Virtus Investment Partners, Inc.	2,672	522,697
WisdomTree, Inc.	53,205	346,365
World Acceptance Corp.†	1,568	174,754
		23,815,278
Electric — 1.3%
ALLETE, Inc.	22,288	1,236,538
Altus Power, Inc.#†	24,625	123,125
Ameresco, Inc., Class A#†	12,398	371,444
Avista Corp.	29,094	987,741
Black Hills Corp.	25,699	1,325,811
FTC Solar, Inc.#†	24,513	15,933
Genie Energy, Ltd., Class B	7,618	184,737
MGE Energy, Inc.	14,070	1,037,663
Northwestern Energy Group, Inc.	23,209	1,167,645
Ormat Technologies, Inc.	20,623	1,388,340
Otter Tail Corp.#	15,920	1,214,855
PNM Resources, Inc.	33,061	1,374,346
Portland General Electric Co.	37,458	1,538,026
Unitil Corp.	6,150	298,152
		12,264,356
Electrical Components & Equipment — 0.8%
Belden, Inc.	16,392	1,089,084
Blink Charging Co.#†	20,937	67,417
Encore Wire Corp.	6,176	1,138,237
Energizer Holdings, Inc.	27,628	852,048
EnerSys	15,911	1,407,805
ESS Tech, Inc.#†	35,155	41,131
Insteel Industries, Inc.	7,226	245,829
nLight, Inc.†	16,995	224,674
Novanta, Inc.†	13,806	1,994,139
Powell Industries, Inc.	3,534	293,887
		7,354,251
Electronics — 1.9%
Advanced Energy Industries, Inc.	14,505	1,378,700
Akoustis Technologies, Inc.#†	26,647	15,189
Allient, Inc.	4,986	130,035
Atkore, Inc.†	14,904	1,936,030
Atmus Filtration Technologies, Inc.†	6,329	138,479
Badger Meter, Inc.	11,344	1,671,765
Bel Fuse, Inc.	4,033	218,185

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
Benchmark Electronics, Inc.	13,636	$ 340,218
Charge Enterprises, Inc.†	51,904	8,647
Comtech Telecommunications Corp.	10,513	124,159
CTS Corp.	12,092	468,565
Enovix Corp.#†	52,778	584,252
ESCO Technologies, Inc.	9,874	1,036,573
Evolv Technologies Holdings, Inc.†	43,419	173,676
FARO Technologies, Inc.†	7,311	134,303
GoPro, Inc., Class A†	49,871	180,034
Itron, Inc.†	17,565	1,183,530
Kimball Electronics, Inc.†	9,233	227,501
Knowles Corp.†	34,656	549,991
Mesa Laboratories, Inc.#	1,987	169,630
MicroVision, Inc.#†	68,171	171,791
Mirion Technologies, Inc.#†	77,243	689,780
Napco Security Technologies, Inc.	12,166	372,280
NEXTracker, Inc., Class A†	19,131	777,484
NVE Corp.	1,838	131,729
OSI Systems, Inc.†	6,113	753,672
Plexus Corp.†	10,584	1,078,404
Sanmina Corp.†	22,230	1,113,945
SKYX Platforms Corp.#†	24,153	37,437
Stoneridge, Inc.†	10,199	163,184
TTM Technologies, Inc.†	39,440	591,994
Turtle Beach Corp.†	6,029	68,188
Vicor Corp.†	8,550	312,674
Vishay Intertechnology, Inc.	49,732	1,105,542
		18,037,566
Energy-Alternate Sources — 0.5%
Array Technologies, Inc.†	58,403	903,494
Energy Vault Holdings, Inc.#†	37,781	86,896
Eneti, Inc.	9,508	103,162
Enviva, Inc.#	12,065	14,719
Eos Energy Enterprises, Inc.#†	41,472	45,619
Fluence Energy, Inc.#†	15,170	380,464
FuelCell Energy, Inc.†	157,852	192,579
FutureFuel Corp.	10,073	59,834
Gevo, Inc.#†	90,107	101,821
Green Plains, Inc.†	22,422	557,859
Maxeon Solar Technologie, Ltd.†	11,335	46,813
Montauk Renewables, Inc.†	25,692	237,394
REX American Resources Corp.†	5,978	293,042
Shoals Technologies Group, Inc., Class A†	66,116	915,707
Stem, Inc.#†	54,894	157,546
Sunnova Energy International, Inc.#†	38,928	451,565
SunPower Corp.#†	33,657	139,676
TPI Composites, Inc.#†	15,951	33,657
Verde Clean Fuels, Inc.†	1,655	4,535
		4,726,382
Engineering & Construction — 1.6%
908 Devices, Inc.†	8,451	67,270
Arcosa, Inc.	18,707	1,388,059
Bowman Consulting Group, Ltd.†	4,037	124,461
Comfort Systems USA, Inc.	13,650	2,642,367
Concrete Pumping Holdings, Inc.†	9,994	74,355
Construction Partners, Inc., Class A†	15,491	650,002
Dycom Industries, Inc.†	11,053	1,148,075
Exponent, Inc.	19,529	1,502,952
Fluor Corp.†	54,996	2,091,498
Frontdoor, Inc.†	31,730	1,089,291
Security Description	Shares or Principal Amount	Value

Engineering & Construction (continued)
Granite Construction, Inc.	17,007	$ 781,472
Great Lakes Dredge & Dock Corp.†	25,275	169,848
IES Holdings, Inc.†	3,157	220,895
INNOVATE Corp.#†	20,916	22,171
Iteris, Inc.†	16,460	69,790
Latham Group, Inc.†	14,970	33,832
Limbach Holdings, Inc.†	3,548	135,250
Mistras Group, Inc.†	8,025	53,126
MYR Group, Inc.†	6,339	788,698
NV5 Global, Inc.†	5,299	515,487
Primoris Services Corp.	20,472	621,530
Southland Holdings, Inc.†	1,560	8,346
Sterling Infrastructure, Inc.†	11,546	733,287
Tutor Perini Corp.†	16,363	136,958
		15,069,020
Entertainment — 1.2%
Accel Entertainment, Inc.†	20,784	210,750
Atlanta Braves Holdings, Inc., Class A†	3,870	156,155
Atlanta Braves Holdings, Inc., Class C†	17,558	631,210
Bally's Corp.#†	11,368	130,959
Cinemark Holdings, Inc.#†	42,380	603,915
Everi Holdings, Inc.†	32,538	340,022
Golden Entertainment, Inc.	7,803	278,099
IMAX Corp.†	17,318	276,222
International Game Technology PLC	41,871	1,119,212
Light & Wonder, Inc.†	35,216	3,113,799
Lions Gate Entertainment Corp., Class A†	22,462	198,339
Lions Gate Entertainment Corp., Class B†	45,432	379,812
Loop Media, Inc.†	14,514	6,476
Madison Square Garden Entertainment Corp.†	16,666	504,646
Monarch Casino & Resort, Inc.	5,193	326,536
RCI Hospitality Holdings, Inc.	3,371	197,574
Red Rock Resorts, Inc., Class A	18,356	817,393
Reservoir Media, Inc.†	7,649	46,276
Rush Street Interactive, Inc.†	24,272	102,185
SeaWorld Entertainment, Inc.†	14,023	685,725
Six Flags Entertainment Corp.†	27,851	693,490
Sphere Entertainment Co.†	10,057	344,151
Super Group SGHC, Ltd.†	52,583	159,852
		11,322,798
Environmental Control — 0.4%
374Water, Inc.†	23,122	26,590
Casella Waste Systems, Inc., Class A†	21,771	1,760,839
CECO Environmental Corp.†	11,443	220,278
Energy Recovery, Inc.†	21,473	409,275
Enviri Corp.†	30,420	179,478
LanzaTech Global, Inc.†	7,950	33,708
Li-Cycle Holdings Corp.#†	53,177	46,881
Montrose Environmental Group, Inc.†	10,756	336,340
Pure Cycle Corp.†	7,538	75,380
PureCycle Technologies, Inc.#†	44,772	180,879
		3,269,648
Food — 1.2%
B&G Foods, Inc.	27,410	253,268
Beyond Meat, Inc.#†	22,849	166,569
Calavo Growers, Inc.	6,671	144,694
Cal-Maine Foods, Inc.	14,723	705,526
Chefs' Warehouse, Inc.†	13,572	365,087
Hain Celestial Group, Inc.†	34,476	364,411
HF Foods Group, Inc.†	15,517	73,550
Ingles Markets, Inc., Class A	5,421	442,462

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
J&J Snack Foods Corp.	5,807	$ 955,542
John B. Sanfilippo & Son, Inc.	3,456	318,090
Krispy Kreme, Inc.#	33,753	438,789
Lancaster Colony Corp.	7,532	1,249,559
Mission Produce, Inc.†	18,682	158,050
Nathan's Famous, Inc.	1,086	73,240
Natural Grocers by Vitamin Cottage, Inc.	3,598	56,453
Seneca Foods Corp., Class A†	2,022	98,815
Simply Good Foods Co.†	35,005	1,356,094
SpartanNash Co.	13,306	294,994
Sprouts Farmers Market, Inc.†	39,944	1,720,787
SunOpta, Inc.†	35,004	172,920
TreeHouse Foods, Inc.†	19,860	808,501
United Natural Foods, Inc.†	22,536	327,899
Utz Brands, Inc.	27,761	366,723
Village Super Market, Inc., Class A	3,398	85,494
Weis Markets, Inc.	6,353	383,403
		11,380,920
Food Service — 0.0%
Sovos Brands, Inc.†	19,650	430,532
Forest Products & Paper — 0.1%
Glatfelter Corp.†	17,055	25,071
Sylvamo Corp.	14,037	705,780
		730,851
Gas — 0.9%
Brookfield Infrastructure Corp., Class A	46,224	1,435,717
Chesapeake Utilities Corp.	8,205	784,398
New Jersey Resources Corp.	37,483	1,581,783
Northwest Natural Holding Co.	13,847	507,077
ONE Gas, Inc.	21,286	1,226,712
RGC Resources, Inc.	3,086	54,159
Southwest Gas Holdings, Inc.	23,823	1,408,178
Spire, Inc.	19,876	1,212,635
		8,210,659
Hand/Machine Tools — 0.4%
Cadre Holdings, Inc.#	7,491	241,210
Enerpac Tool Group Corp.	21,733	593,311
Franklin Electric Co., Inc.	17,811	1,585,179
Kennametal, Inc.	31,101	724,964
Luxfer Holdings PLC	10,575	87,244
		3,231,908
Healthcare-Products — 3.1%
Accuray, Inc.†	35,941	93,806
Adaptive Biotechnologies Corp.#†	43,770	191,713
Akoya Biosciences, Inc.†	8,597	37,741
Alphatec Holdings, Inc.†	30,931	367,151
AngioDynamics, Inc.†	14,541	94,953
Artivion, Inc.†	15,178	269,258
AtriCure, Inc.†	17,951	636,901
Atrion Corp.	530	163,426
Avanos Medical, Inc.†	17,832	384,280
Avita Medical, Inc.†	9,686	103,253
Axogen, Inc.†	15,668	102,625
Axonics, Inc.†	18,906	1,058,547
BioLife Solutions, Inc.#†	13,409	165,869
Butterfly Network, Inc.#†	53,773	51,208
CareDx, Inc.†	20,057	194,753
Castle Biosciences, Inc.†	9,573	191,364
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Cerus Corp.†	68,375	$ 110,084
ClearPoint Neuro, Inc.#†	8,833	50,878
CONMED Corp.	11,818	1,267,717
Cutera, Inc.#†	7,059	12,000
CVRx, Inc.†	4,286	87,734
Embecta Corp.	22,269	408,413
Glaukos Corp.†	18,065	1,154,173
Haemonetics Corp.†	19,331	1,563,298
Inari Medical, Inc.†	20,619	1,230,748
InfuSystem Holdings, Inc.†	6,999	70,200
Inmode, Ltd.#†	29,856	709,080
Inogen, Inc.†	8,980	52,264
Integer Holdings Corp.†	12,801	1,116,503
iRadimed Corp.	2,817	123,779
iRhythm Technologies, Inc.†	11,826	1,008,521
KORU Medical Systems, Inc.†	13,469	30,440
Lantheus Holdings, Inc.†	26,225	1,878,234
LeMaitre Vascular, Inc.	7,610	401,047
LivaNova PLC†	20,910	937,813
MaxCyte, Inc.#†	33,675	159,956
Merit Medical Systems, Inc.†	21,918	1,568,452
MiMedx Group, Inc.†	44,469	345,524
NanoString Technologies, Inc.#†	18,221	9,061
Nautilus Biotechnology, Inc.†	19,452	53,493
Neogen Corp.†	83,994	1,425,378
Nevro Corp.†	13,686	237,042
OmniAb, Inc.†	35,928	157,724
Omnicell, Inc.†	17,325	577,962
OraSure Technologies, Inc.†	27,740	203,057
Orchestra BioMed Holdings, Inc.#†	5,614	34,919
Orthofix Medical, Inc.†	13,552	149,750
OrthoPediatrics Corp.†	6,116	188,556
Pacific Biosciences of California, Inc.#†	97,130	823,662
Paragon 28, Inc.†	16,922	186,988
Patterson Cos., Inc.	33,115	841,452
PROCEPT BioRobotics Corp.†	13,908	515,570
Pulmonx Corp.†	14,134	154,061
Pulse Biosciences, Inc.#†	6,223	56,194
Quanterix Corp.†	13,576	325,417
Quantum-Si, Inc.#†	39,203	63,117
RxSight, Inc.†	10,441	314,901
Sanara Medtech, Inc.#†	1,463	47,401
Semler Scientific, Inc.†	1,927	74,267
SI-BONE, Inc.†	13,399	254,045
Silk Road Medical, Inc.†	14,806	138,140
SomaLogic, Inc.#†	58,237	164,228
STAAR Surgical Co.#†	18,736	587,561
Surmodics, Inc.†	5,306	174,143
Tactile Systems Technology, Inc.†	8,966	119,517
TransMedics Group, Inc.#†	12,225	925,188
Treace Medical Concepts, Inc.†	17,424	152,634
UFP Technologies, Inc.†	2,733	454,935
Utah Medical Products, Inc.	1,322	111,445
Varex Imaging Corp.†	14,952	281,845
Vicarious Surgical, Inc.†	27,000	7,417
Zimvie, Inc.†	9,958	94,103
Zynex, Inc.#†	7,593	69,552
		28,368,431
Healthcare-Services — 1.4%
23andMe Holding Co., Class A†	101,639	87,460
Accolade, Inc.†	26,132	228,132
Addus HomeCare Corp.†	6,032	525,990

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Services (continued)
Agiliti, Inc.†	11,423	$ 92,069
American Well Corp., Class A†	94,502	120,018
Apollo Medical Holdings, Inc.†	16,510	548,627
ATI Physical Therapy, Inc.†	1	7
Aveanna Healthcare Holdings, Inc.†	19,046	51,996
Brookdale Senior Living, Inc.†	71,848	380,794
Cano Health, Inc.#†	971	7,166
CareMax, Inc.†	28,957	19,691
Community Health Systems, Inc.†	48,447	124,509
DocGo, Inc.#†	29,973	169,347
Enhabit, Inc.†	19,406	206,868
Ensign Group, Inc.	21,024	2,251,040
Fulgent Genetics, Inc.†	7,889	217,579
HealthEquity, Inc.†	32,404	2,171,716
Innovage Holding Corp.†	7,290	42,792
Invitae Corp.#†	101,266	51,463
Joint Corp.#†	5,487	48,231
LifeStance Health Group, Inc.#†	40,896	280,956
ModivCare, Inc.†	4,911	185,439
Nano-X Imaging, Ltd.#†	18,385	123,180
National HealthCare Corp.	4,814	368,608
OPKO Health, Inc.#†	155,422	226,916
Oscar Health, Inc., Class A†	59,606	506,651
P3 Health Partners, Inc.#†	15,719	18,863
Pediatrix Medical Group, Inc. †	32,437	271,822
Pennant Group, Inc.†	10,989	150,769
Quipt Home Medical Corp.†	15,549	73,080
RadNet, Inc.†	22,944	762,429
Select Medical Holdings Corp.	40,071	905,605
Surgery Partners, Inc.†	26,024	852,286
U.S. Physical Therapy, Inc.	5,638	479,399
Viemed Healthcare, Inc.†	13,154	102,207
		12,653,705
Home Builders — 1.8%
Beazer Homes USA, Inc.†	11,361	298,908
Cavco Industries, Inc.†	3,373	953,817
Century Communities, Inc.	10,970	791,376
Dream Finders Homes, Inc., Class A#†	9,338	227,287
Forestar Group, Inc.†	7,063	215,633
Green Brick Partners, Inc.†	10,056	477,157
Hovnanian Enterprises, Inc., Class A†	1,856	167,782
Installed Building Products, Inc.	9,140	1,375,662
KB Home	27,927	1,454,997
Landsea Homes Corp.†	5,181	53,416
LCI Industries	9,530	1,034,100
LGI Homes, Inc.†	8,026	947,630
M/I Homes, Inc.†	10,388	1,096,038
MDC Holdings, Inc.	22,639	1,002,002
Meritage Homes Corp.	14,046	1,984,700
Skyline Champion Corp.†	20,661	1,243,586
Taylor Morrison Home Corp.†	40,571	1,829,752
Tri Pointe Homes, Inc.†	38,250	1,116,135
United Homes Group, Inc.#†	2,082	16,156
Winnebago Industries, Inc.	11,310	730,965
		17,017,099
Home Furnishings — 0.3%
Daktronics, Inc.†	14,524	151,485
Ethan Allen Interiors, Inc.	8,806	236,353
Hooker Furnishings Corp.	4,183	74,792
iRobot Corp.†	10,571	381,719
Security Description	Shares or Principal Amount	Value

Home Furnishings (continued)
Lovesac Co.†	5,409	$ 112,291
MillerKnoll, Inc.	29,283	755,501
Purple Innovation, Inc.#	21,126	13,107
Sleep Number Corp.†	8,237	83,523
Snap One Holdings Corp.#†	7,048	50,393
Sonos, Inc.†	48,977	739,553
Traeger, Inc.†	13,680	30,643
Vizio Holding Corp., Class A†	29,230	195,841
VOXX International Corp.#†	4,565	49,028
Xperi, Inc.†	16,437	169,630
		3,043,859
Household Products/Wares — 0.4%
ACCO Brands Corp.	35,607	191,566
Bright Green Corp.#†	23,245	6,383
Central Garden & Pet Co.#†	3,769	152,946
Central Garden & Pet Co., Class A†	15,181	550,767
Helen of Troy, Ltd.†	9,284	975,098
Quanex Building Products Corp.	12,727	391,864
WD-40 Co.	5,236	1,266,484
		3,535,108
Insurance — 2.2%
Ambac Financial Group, Inc.†	17,058	251,605
American Coastal Insurance Corp.†	7,558	62,505
American Equity Investment Life Holding Co.†	29,982	1,653,807
AMERISAFE, Inc.	7,352	354,072
BRP Group, Inc., Class A†	23,216	406,048
CNO Financial Group, Inc.	43,882	1,162,873
Crawford & Co., Class A	5,583	62,418
Donegal Group, Inc., Class A	5,924	84,299
eHealth, Inc.†	10,618	78,892
Employers Holdings, Inc.	10,331	395,781
Enstar Group, Ltd.†	4,601	1,263,619
Essent Group, Ltd.	40,827	1,973,577
F&G Annuities & Life, Inc.	7,220	294,648
Fidelis Insurance Holdings, Ltd.†	5,845	71,309
Genworth Financial, Inc., Class A†	183,927	1,083,330
GoHealth, Inc.†	1,511	19,462
Goosehead Insurance, Inc., Class A#†	8,308	608,810
Greenlight Capital Re, Ltd., Class A†	9,960	110,357
HCI Group, Inc.#	2,481	210,314
Hippo Holdings, Inc.#†	4,039	34,533
Horace Mann Educators Corp.	15,847	530,241
Investors Title Co.	470	71,069
Jackson Financial, Inc., Class A	31,941	1,524,544
James River Group Holdings, Ltd.	14,273	128,172
Kingsway Financial Services, Inc.†	4,102	30,027
Lemonade, Inc.#†	19,544	345,342
Maiden Holdings, Ltd.†	34,981	62,616
MBIA, Inc.†	18,647	135,004
Mercury General Corp.	10,335	384,979
National Western Life Group, Inc., Class A	877	420,636
NI Holdings, Inc.†	3,182	42,384
NMI Holdings, Inc., Class A†	31,645	870,237
Palomar Holdings, Inc.†	9,402	550,111
ProAssurance Corp.	20,825	257,605
Safety Insurance Group, Inc.	5,538	426,038
Selective Insurance Group, Inc.	23,219	2,361,140
Selectquote, Inc.†	52,575	66,244
SiriusPoint, Ltd.†	35,253	376,502
Skyward Specialty Insurance Group, Inc.†	9,198	300,775
Stewart Information Services Corp.	10,320	487,620

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Tiptree, Inc.	9,250	$ 172,420
Trupanion, Inc.#†	15,257	392,410
United Fire Group, Inc.	8,106	169,334
Universal Insurance Holdings, Inc.	9,762	165,564
		20,453,273
Internet — 1.7%
Beyond, Inc.#†	17,389	334,217
1-800-Flowers.com, Inc., Class A#†	10,035	88,609
Allbirds, Inc., Class A#†	36,635	33,133
BARK, Inc.#†	51,421	42,258
Blade Air Mobility, Inc.†	22,902	72,599
Bumble, Inc., Class A†	39,015	540,748
Cargurus, Inc.†	37,710	815,290
CarParts.com, Inc.†	20,468	62,632
Cars.com, Inc.†	25,649	477,584
Cogent Communications Holdings, Inc.	16,695	1,066,143
ContextLogic, Inc., Class A#†	8,654	43,616
Couchbase, Inc.†	13,105	257,382
DHI Group, Inc.†	16,499	40,588
Entravision Communications Corp., Class A	23,193	92,076
ePlus, Inc.†	10,247	650,480
Eventbrite, Inc., Class A†	29,808	210,146
EverQuote, Inc., Class A#†	8,162	85,538
Figs, Inc., Class A#†	49,271	357,707
fuboTV, Inc.#†	109,169	348,249
Gambling.com Group, Ltd.†	4,110	39,292
Grindr, Inc.#†	15,803	106,196
HealthStream, Inc.	9,409	235,225
Hims & Hers Health, Inc.†	47,104	418,755
Lands' End, Inc.†	5,713	40,334
Liquidity Services, Inc.†	8,883	170,198
Magnite, Inc.†	51,617	417,065
MediaAlpha, Inc., Class A#†	8,344	84,441
Mondee Holdings, Inc.#†	17,495	46,187
Nerdy, Inc.†	23,451	60,973
Nextdoor Holdings, Inc.#†	56,088	89,741
Open Lending Corp.†	38,364	245,146
Opendoor Technologies, Inc.†	210,396	633,292
OptimizeRx Corp.†	6,410	60,959
Perficient, Inc.†	13,233	818,858
Q2 Holdings, Inc.†	21,948	779,593
QuinStreet, Inc.†	20,026	250,125
Revolve Group, Inc.#†	15,818	210,696
Rover Group, Inc.†	35,796	391,608
Shutterstock, Inc.#	9,510	417,584
Solo Brands, Inc., Class A†	8,461	44,082
Sprinklr, Inc.†	39,750	623,280
Squarespace, Inc., Class A†	17,223	482,761
Stitch Fix, Inc., Class A†	32,985	123,364
TechTarget, Inc.†	10,053	297,569
TrueCar, Inc.†	33,984	94,815
Tucows, Inc., Class A#†	3,826	81,149
Upwork, Inc.†	47,705	672,163
Vivid Seats, Inc., Class A†	9,410	77,821
Yelp, Inc.†	25,958	1,134,624
Ziff Davis, Inc.†	18,149	1,158,269
		15,925,160
Investment Companies — 0.1%
Cannae Holdings, Inc.†	27,593	495,570
Security Description	Shares or Principal Amount	Value

Investment Companies (continued)
Compass Diversified Holdings	24,355	$ 491,241
FTAI Infrastructure, Inc.	38,139	141,114
		1,127,925
Iron/Steel — 0.7%
ATI, Inc.†	49,734	2,185,809
Carpenter Technology Corp.	18,577	1,315,437
Commercial Metals Co.	45,178	2,047,919
Haynes International, Inc.	4,821	236,615
Schnitzer Steel Industries, Inc., Class A	9,975	255,659
		6,041,439
Leisure Time — 0.5%
Acushnet Holdings Corp.#	12,037	680,090
Bowlero Corp.#†	11,637	119,628
Camping World Holdings, Inc., Class A	16,117	340,713
Clarus Corp.#	11,279	64,178
Dragonfly Energy Holdings Corp.#†	10,684	6,102
Escalade, Inc.	3,836	71,350
Global Business Travel Group I#†	12,434	77,339
Johnson Outdoors, Inc., Class A	2,087	109,651
Life Time Group Holdings, Inc.†	17,214	260,964
Lindblad Expeditions Holdings, Inc.†	13,474	105,771
Livewire Group, Inc.†	4,249	46,612
Malibu Boats, Inc., Class A†	7,840	346,842
Marine Products Corp.	3,242	30,994
MasterCraft Boat Holdings, Inc.†	6,652	133,040
OneSpaWorld Holdings, Ltd.†	32,162	387,552
Topgolf Callaway Brands Corp.†	55,489	680,295
Virgin Galactic Holdings, Inc.†	97,353	217,097
Vista Outdoor, Inc.†	22,275	628,378
Xponential Fitness, Inc., Class A†	9,526	130,125
		4,436,721
Lodging — 0.2%
Bluegreen Vacations Holding Corp.	4,157	309,780
Century Casinos, Inc.†	10,599	45,576
Empire Resorts, Inc.#†(1)	1,967	0
Full House Resorts, Inc.†	12,659	63,548
Hilton Grand Vacations, Inc.†	31,378	1,075,010
Marcus Corp.#	9,344	129,975
		1,623,889
Machinery-Construction & Mining — 0.4%
Argan, Inc.	4,884	227,790
Astec Industries, Inc.	8,764	272,473
Babcock & Wilcox Enterprises, Inc.†	22,661	32,179
Bloom Energy Corp., Class A#†	74,275	1,072,531
Hyster-Yale Materials Handling, Inc.	4,185	199,499
Manitowoc Co., Inc.†	13,435	192,524
NuScale Power Corp.#†	20,651	57,203
Terex Corp.	25,911	1,282,594
Transphorm, Inc.†	10,842	33,610
		3,370,403
Machinery-Diversified — 1.8%
Alamo Group, Inc.	3,892	714,960
Albany International Corp., Class A	12,064	1,035,333
Applied Industrial Technologies, Inc.	14,881	2,382,002
Cactus, Inc., Class A	24,923	1,058,978
Chart Industries, Inc.†	16,575	2,155,247
Columbus McKinnon Corp.	10,878	379,860
CSW Industrials, Inc.	5,943	1,053,872
DXP Enterprises, Inc.†	5,441	159,313

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Diversified (continued)
Eastman Kodak Co.†	21,972	$ 79,539
Gencor Industries, Inc.†	4,062	60,686
Gorman-Rupp Co.	8,827	278,757
GrafTech International, Ltd.#	74,718	184,553
Ichor Holdings, Ltd.†	10,995	287,299
Intevac, Inc.†	9,836	36,590
Kadant, Inc.	4,508	1,174,875
Lindsay Corp.	4,262	508,499
Mueller Water Products, Inc., Class A	59,843	795,313
Tennant Co.	7,139	611,241
Thermon Group Holdings, Inc.†	12,889	388,603
Watts Water Technologies, Inc., Class A	10,548	2,030,596
Zurn Elkay Water Solutions Corp.	57,061	1,679,876
		17,055,992
Media — 0.4%
AMC Networks, Inc., Class A†	11,909	181,493
E.W. Scripps Co., Class A†	22,933	158,467
Gannett Co., Inc.†	55,596	102,853
Gray Television, Inc.	31,919	246,734
iHeartMedia, Inc., Class A†	39,574	103,684
Liberty Latin America, Ltd., Class A†	13,800	93,426
Liberty Latin America, Ltd., Class C†	55,457	378,771
Scholastic Corp.	10,525	399,845
Sinclair, Inc.#	12,654	159,567
TEGNA, Inc.	77,858	1,193,563
Thryv Holdings, Inc.†	11,948	212,555
Townsquare Media, Inc.	4,501	44,740
Urban One, Inc.†	3,491	14,558
Urban One, Inc.†	4,393	18,055
Value Line, Inc.	325	13,666
WideOpenWest, Inc.#†	19,556	78,224
		3,400,201
Metal Fabricate/Hardware — 0.8%
AZZ, Inc.	9,568	470,459
Helios Technologies, Inc.	12,633	484,855
Hillman Solutions Corp.†	75,282	551,064
Janus International Group, Inc.†	32,741	345,418
Mayville Engineering Co., Inc.†	4,319	54,851
Mueller Industries, Inc.	43,226	1,795,176
Northwest Pipe Co.†	3,792	102,839
Olympic Steel, Inc.	3,800	214,814
Omega Flex, Inc.	1,261	88,926
Park-Ohio Holdings Corp.	3,235	73,661
Proto Labs, Inc.†	10,166	368,009
Ryerson Holding Corp.	9,286	287,587
Standex International Corp.	4,548	608,613
TimkenSteel Corp.†	16,763	340,624
Tredegar Corp.	10,170	47,799
Worthington Industries, Inc.	11,874	851,366
Xometry, Inc., Class A†	13,086	320,345
		7,006,406
Mining — 0.7%
5E Advanced Materials, Inc.#†	15,151	31,211
Caledonia Mining Corp. PLC	6,325	74,951
Centrus Energy Corp., Class A#†	4,733	236,745
Century Aluminum Co.†	20,284	159,432
Coeur Mining, Inc.†	127,658	389,357
Compass Minerals International, Inc.	13,207	320,666
Constellium SE†	48,821	849,485
Contango ORE, Inc.†	1,517	33,146
Security Description	Shares or Principal Amount	Value

Mining (continued)
Dakota Gold Corp.†	20,718	$ 58,425
Encore Energy Corp.†	54,566	212,807
Energy Fuels, Inc.#†	60,564	481,484
Hecla Mining Co.	235,615	1,173,363
i-80 Gold Corp.†	74,439	120,591
Ivanhoe Electric, Inc.†	21,503	244,274
Kaiser Aluminum Corp.	6,149	359,594
NioCorp Developments, Ltd.†	751	2,441
Novagold Resources, Inc.†	93,221	391,528
Pan American Silver Corp. CVR#†	171,891	85,352
Perpetua Resources Corp.†	14,554	45,991
Piedmont Lithium, Inc.#†	6,914	179,142
United States Lime & Minerals, Inc.	793	168,124
Uranium Energy Corp.#†	141,828	924,719
		6,542,828
Miscellaneous Manufacturing — 1.1%
AMMO, Inc.#†	34,758	70,906
Core Molding Technologies, Inc.†	2,986	53,718
Enpro, Inc.	8,079	1,037,586
Fabrinet †	14,193	2,297,847
Federal Signal Corp.	23,110	1,593,203
Hillenbrand, Inc.	26,633	1,031,763
John Bean Technologies Corp.	12,280	1,268,524
LSB Industries, Inc.†	21,190	181,598
Materion Corp.	7,919	895,718
Myers Industries, Inc.	14,093	248,319
NL Industries, Inc.	3,235	16,563
Park Aerospace Corp.	7,169	108,109
Sight Sciences, Inc.†	8,327	28,395
Smith & Wesson Brands, Inc.	17,629	242,399
Sturm Ruger & Co., Inc.	6,742	296,378
Trinity Industries, Inc.	31,309	781,473
		10,152,499
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	10,601	258,346
Office Furnishings — 0.1%
CompX International, Inc.	587	13,795
HNI Corp.	17,807	695,719
Interface, Inc.	22,102	223,451
Steelcase, Inc., Class A	35,722	439,738
		1,372,703
Office/Business Equipment — 0.1%
Pitney Bowes, Inc.	67,650	273,306
Xerox Holdings Corp.	44,257	619,155
		892,461
Oil & Gas — 4.3%
Amplify Energy Corp.#†	13,979	85,831
Berry Corp.	29,406	211,135
Borr Drilling, Ltd.#†	84,739	533,856
California Resources Corp.	27,694	1,418,210
Callon Petroleum Co.†	23,620	738,597
Chord Energy Corp.	16,138	2,616,615
Civitas Resources, Inc.	26,700	1,834,023
CNX Resources Corp.†	61,395	1,280,700
Comstock Resources, Inc.#	35,441	349,803
Crescent Energy Co., Class A	14,740	168,036
CVR Energy, Inc.	11,429	363,099
Delek US Holdings, Inc.	25,158	682,788
Diamond Offshore Drilling, Inc.†	39,225	504,826

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
DLB Oil & Gas, Inc.†(1)	3,000	$ 0
Empire Petroleum Corp.#†	4,892	44,224
Evolution Petroleum Corp.	11,960	70,923
Granite Ridge Resources, Inc.	10,012	59,171
Gulfport Energy Corp.†	4,219	578,172
Helmerich & Payne, Inc.	37,547	1,360,328
HighPeak Energy, Inc.#	4,639	71,348
Kosmos Energy, Ltd.†	176,023	1,195,196
Magnolia Oil & Gas Corp., Class A	70,700	1,520,050
Matador Resources Co.	43,694	2,529,009
Murphy Oil Corp.	57,310	2,451,149
Nabors Industries, Ltd.#†	3,532	306,648
Noble Corp. PLC	42,680	1,969,255
Northern Oil & Gas, Inc.	31,569	1,181,312
Par Pacific Holdings, Inc.†	21,307	730,191
Patterson-UTI Energy, Inc.	136,347	1,596,623
PBF Energy, Inc., Class A	43,900	1,949,160
Permian Resources Corp.	138,216	1,816,158
PrimeEnergy Resources Corp.†	285	30,421
Riley Exploration Permian, Inc.	3,409	84,202
Ring Energy, Inc.#†	46,216	76,256
SandRidge Energy, Inc.	12,301	169,877
Seadrill, Ltd.†	19,483	864,655
SilverBow Resources, Inc.†	6,813	216,721
Sitio Royalties Corp.#	31,120	685,574
SM Energy Co.	46,294	1,733,710
Talos Energy, Inc.†	42,470	591,182
Tellurian, Inc.#†	205,504	125,152
VAALCO Energy, Inc.	41,536	193,142
Valaris, Ltd.†	23,671	1,623,831
Vertex Energy, Inc.†	25,175	85,091
Vital Energy, Inc.†	6,515	292,133
Vitesse Energy, Inc.	9,663	228,337
W&T Offshore, Inc.	37,891	126,556
Weatherford International PLC†	27,456	2,489,985
		39,833,261
Oil & Gas Services — 1.2%
Archrock, Inc.	53,608	776,780
Aris Water Solution, Inc., Class A	11,519	93,074
Atlas Energy Solutions, Inc.	6,273	107,017
Bristow Group, Inc.†	9,106	234,479
ChampionX Corp.	76,733	2,249,812
Core Laboratories, Inc.	18,074	320,091
DMC Global, Inc.†	7,525	120,024
Dril-Quip, Inc.†	13,119	291,504
Expro Group Holdings NV†	34,002	528,731
Forum Energy Technologies, Inc.†	3,726	81,115
Helix Energy Solutions Group, Inc.†	55,476	517,036
KLX Energy Services Holdings, Inc.#†	4,881	46,369
Kodiak Gas Services, Inc.	5,923	104,422
Liberty Energy, Inc.	64,023	1,270,857
Mammoth Energy Services, Inc.†	8,977	39,678
Newpark Resources, Inc.†	28,847	200,487
NOW, Inc.†	41,061	409,378
Oceaneering International, Inc.†	38,747	800,513
Oil States International, Inc.†	24,309	167,489
ProFrac Holding Corp., Class A†	10,009	80,673
ProPetro Holding Corp.†	38,016	346,326
Ranger Energy Services, Inc.	5,745	56,014
RPC, Inc.	32,786	237,698
SEACOR Marine Holdings, Inc.†	9,281	107,196
Security Description	Shares or Principal Amount	Value

Oil & Gas Services (continued)
Select Water Solutions, Inc.	31,316	$ 233,617
Solaris Oilfield Infrastructure, Inc., Class A	11,875	101,650
TETRA Technologies, Inc.†	48,301	227,981
Tidewater, Inc.†	18,319	1,100,605
US Silica Holdings, Inc.†	29,059	327,786
		11,178,402
Packaging & Containers — 0.3%
Clearwater Paper Corp.†	6,460	226,552
Greif, Inc., Class A	9,379	655,592
Greif, Inc., Class B	1,993	138,813
Karat Packaging, Inc.	2,200	47,454
O-I Glass, Inc.†	59,905	884,198
Pactiv Evergreen, Inc.	15,432	176,542
Ranpak Holdings Corp.†	16,709	68,507
TriMas Corp.	15,997	410,003
		2,607,661
Pharmaceuticals — 2.5%
ACELYRIN, Inc.†	12,771	85,821
Aclaris Therapeutics, Inc.†	26,761	23,408
AdaptHealth Corp.†	36,883	312,768
Aduro Biotech Holding, Inc. CVR†(1)	6,346	0
Agios Pharmaceuticals, Inc.†	21,403	475,789
Alector, Inc.†	24,457	132,557
Alkermes PLC†	63,936	1,543,415
Amneal Pharmaceuticals, Inc.†	46,970	202,441
Amphastar Pharmaceuticals, Inc.†	14,640	824,525
Amylyx Pharmaceuticals, Inc.†	19,570	277,111
Anika Therapeutics, Inc.†	5,640	123,572
Arvinas, Inc.†	18,921	415,694
Assertio Holdings, Inc.#†	34,193	34,877
BellRing Brands, Inc.†	51,693	2,734,560
Beyond Air, Inc.#†	10,419	16,462
Biote Corp.#†	5,394	26,916
Bioxcel Therapeutics, Inc.#†	7,817	29,705
Catalyst Pharmaceuticals, Inc.†	38,697	558,398
Citius Pharmaceuticals, Inc.†	47,352	36,504
Coherus Biosciences, Inc.#†	38,456	81,911
Collegium Pharmaceutical, Inc.†	13,358	342,366
Corcept Therapeutics, Inc.†	30,924	787,634
CorMedix, Inc.#†	20,091	65,296
Eagle Pharmaceuticals, Inc.†	3,987	23,324
Enanta Pharmaceuticals, Inc.†	7,707	71,983
Enliven Therapeutics, Inc.#†	8,994	101,272
Eyenovia, Inc.#†	11,592	16,461
Fennec Pharmaceuticals, Inc.†	6,993	60,140
Foghorn Therapeutics, Inc.†	7,833	33,290
Gritstone Bio, Inc.†	33,818	43,963
Harmony Biosciences Holdings, Inc.†	12,711	369,382
Harrow, Inc.#†	11,291	104,216
Herbalife, Ltd.†	38,102	490,754
Heron Therapeutics, Inc.#†	39,897	49,073
Immuneering Corp., Class A#†	8,626	56,587
Ironwood Pharmaceuticals, Inc.†	53,415	528,808
Jounce Therapeutics, Inc. CVR#†(1)	15,509	465
KalVista Pharmaceuticals, Inc.†	9,489	80,087
Kura Oncology, Inc.†	27,189	262,918
Longboard Pharmaceuticals, Inc.†	6,002	22,568
Lyell Immunopharma, Inc.#†	66,867	115,680
Madrigal Pharmaceuticals, Inc.†	5,247	1,066,715
MannKind Corp.†	98,960	358,235
Marinus Pharmaceuticals, Inc.#†	19,539	131,497

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Mirum Pharmaceuticals, Inc.†	9,536	$ 305,820
Morphic Holding, Inc.†	13,287	314,902
Nature's Sunshine Products, Inc.†	5,082	87,055
Nuvectis Pharma, Inc.#†	2,865	24,353
Ocular Therapeutix, Inc.†	30,070	74,574
Optinose, Inc.†	28,095	35,119
Option Care Health, Inc.†	65,579	1,950,975
ORIC Pharmaceuticals, Inc.†	15,040	118,816
Outlook Therapeutics, Inc.†	59,767	28,688
Owens & Minor, Inc.†	28,625	569,065
Pacira BioSciences, Inc.†	17,553	478,846
PetIQ, Inc.†	10,532	183,467
Phibro Animal Health Corp., Class A	7,882	75,588
PMV Pharmaceuticals, Inc.†	14,860	34,029
Prestige Consumer Healthcare, Inc.†	19,206	1,101,464
Protagonist Therapeutics, Inc.†	22,008	400,766
Reneo Pharmaceuticals, Inc.#†	5,000	31,700
Revance Therapeutics, Inc.†	32,144	217,615
Rhythm Pharmaceuticals, Inc.†	19,796	661,780
Sagimet Biosciences, Inc.†	2,070	7,907
Scpharmaceuticals, Inc.#†	11,127	60,531
Seres Therapeutics, Inc.#†	37,481	38,980
SIGA Technologies, Inc.	17,754	96,404
Summit Therapeutics, Inc.#†	44,650	90,639
Supernus Pharmaceuticals, Inc.†	18,940	516,115
Taro Pharmaceutical Industries, Ltd.†	3,151	113,436
Trevi Therapeutics, Inc.†	16,040	18,045
USANA Health Sciences, Inc.†	4,381	207,046
Vanda Pharmaceuticals, Inc.†	21,767	80,973
Vaxcyte, Inc.†	36,144	1,871,175
Verrica Pharmaceuticals, Inc.#†	8,044	29,602
Voyager Therapeutics, Inc.†	12,238	88,848
Xeris Biopharma Holdings, Inc.#†	51,271	95,364
Y-mAbs Therapeutics, Inc.†	14,176	88,033
		23,216,868
Pipelines — 0.3%
Equitrans Midstream Corp.	168,434	1,579,911
Excelerate Energy, Inc., Class A	6,977	116,655
Golar LNG, Ltd.	39,065	841,069
Kinetik Holdings, Inc.#	6,621	240,740
NextDecade Corp.#†	11,811	58,937
		2,837,312
Private Equity — 0.1%
Chicago Atlantic Real Estate Finance, Inc.#	6,309	97,663
P10, Inc.	16,578	169,096
Patria Investments, Ltd.	20,962	296,822
		563,581
Real Estate — 0.6%
American Realty Investors, Inc.†	576	8,692
Angel Oak Mtg. REIT, Inc.	4,555	47,144
Anywhere Real Estate, Inc.†	41,567	223,631
Compass, Inc., Class A†	115,126	255,580
Cushman & Wakefield PLC†	64,038	525,752
Douglas Elliman, Inc.	31,243	60,924
eXp World Holdings, Inc.#	27,482	332,807
FRP Holdings, Inc.†	2,542	140,191
Kennedy-Wilson Holdings, Inc.	46,145	523,746
Legacy Housing Corp.†	3,822	85,613
Marcus & Millichap, Inc.#	9,147	314,748
Maui Land & Pineapple Co., Inc.†	2,906	43,445
Security Description	Shares or Principal Amount	Value

Real Estate (continued)
McGrath RentCorp	9,522	$ 968,292
Newmark Group, Inc., Class A	52,927	435,589
RE/MAX Holdings, Inc., Class A	6,736	61,971
Redfin Corp.#†	40,985	285,665
RMR Group, Inc., Class A	5,934	141,407
St. Joe Co.	13,279	682,939
Star Holdings†	4,993	61,014
Stratus Properties, Inc.†	2,172	60,968
Transcontinental Realty Investors, Inc.†	728	23,915
		5,284,033
REITS — 6.2%
Acadia Realty Trust	36,034	544,834
AFC Gamma, Inc.#	6,316	71,687
Alexander & Baldwin, Inc.	27,964	468,397
Alexander's, Inc.	828	152,319
Alpine Income Property Trust, Inc.	5,020	81,977
American Assets Trust, Inc.	18,819	379,015
Apartment Investment & Management Co., Class A†	57,186	394,012
Apollo Commercial Real Estate Finance, Inc.	54,745	590,151
Apple Hospitality REIT, Inc.	83,149	1,386,094
Arbor Realty Trust, Inc.	70,228	876,445
Ares Commercial Real Estate Corp.#	20,036	201,362
Armada Hoffler Properties, Inc.	25,974	285,195
ARMOUR Residential REIT, Inc.	17,664	310,886
Blackstone Mtg. Trust, Inc., Class A#	66,446	1,473,772
Braemar Hotels & Resorts, Inc.	25,280	53,088
Brandywine Realty Trust	65,615	292,643
BrightSpire Capital, Inc.	49,670	337,259
Broadstone Net Lease, Inc.	72,493	1,159,888
BRT Apartments Corp.	4,597	83,665
CareTrust REIT, Inc.	38,621	891,373
CBL & Associates Properties, Inc.	10,373	243,765
Centerspace	5,827	310,812
Chatham Lodging Trust	18,583	184,158
Chimera Investment Corp.	89,772	467,712
City Office REIT, Inc.	15,034	72,614
Claros Mtg. Trust, Inc.	34,993	427,265
Clipper Realty, Inc.	4,409	22,486
Community Healthcare Trust, Inc.	9,841	266,691
COPT Defense Properties	43,484	1,052,313
CTO Realty Growth, Inc.	8,470	143,143
DiamondRock Hospitality Co.	81,084	674,619
Diversified Healthcare Trust	92,113	215,544
Douglas Emmett, Inc.	63,330	773,893
Dynex Capital, Inc.#	20,823	238,215
Easterly Government Properties, Inc.	36,254	422,722
Ellington Financial, Inc.#	25,180	327,340
Elme Communities	33,889	445,301
Empire State Realty Trust, Inc., Class A	50,930	456,333
Equity Commonwealth	40,465	760,337
Essential Properties Realty Trust, Inc.	60,145	1,428,444
Farmland Partners, Inc.#	18,552	229,674
Four Corners Property Trust, Inc.	33,418	768,280
Franklin BSP Realty Trust, Inc.	32,053	419,253
Getty Realty Corp.	17,284	508,668
Gladstone Commercial Corp.	15,506	193,825
Gladstone Land Corp.#	12,921	185,416
Global Medical REIT, Inc.	23,512	235,825
Global Net Lease, Inc.	75,047	658,913
Granite Point Mtg. Trust, Inc.	19,697	108,333
Hudson Pacific Properties, Inc.	53,253	312,595
Independence Realty Trust, Inc.	87,008	1,185,049

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Innovative Industrial Properties, Inc.	10,768	$ 879,315
InvenTrust Properties Corp.	26,215	632,306
Invesco Mtg. Capital, Inc.#	16,174	129,554
JBG SMITH Properties	42,140	578,161
Kite Realty Group Trust	83,959	1,773,214
KKR Real Estate Finance Trust, Inc.	22,709	285,225
Ladder Capital Corp.	43,668	489,518
LTC Properties, Inc.	15,813	515,820
LXP Industrial Trust	111,734	981,025
Macerich Co.	83,339	955,898
MFA Financial, Inc.	39,444	425,995
National Health Investors, Inc.	16,098	873,477
NETSTREIT Corp.	26,005	399,957
New York Mtg. Trust, Inc.	35,086	308,406
NexPoint Diversified Real Estate Trust#	11,964	96,430
Nexpoint Real Estate Finance, Inc.	3,109	50,894
NexPoint Residential Trust, Inc.	8,701	264,945
Office Properties Income Trust	18,557	103,548
One Liberty Properties, Inc.	6,264	127,974
Orchid Island Capital, Inc.#	17,018	125,423
Orion Office REIT, Inc.	22,034	113,695
Outfront Media, Inc.	56,902	695,911
Paramount Group, Inc.	71,330	335,251
Peakstone Realty Trust#	13,949	222,626
Pebblebrook Hotel Trust	46,842	597,235
PennyMac Mtg. Investment Trust	34,072	478,371
Phillips Edison & Co., Inc.	45,494	1,603,209
Physicians Realty Trust	91,779	1,071,979
Piedmont Office Realty Trust, Inc., Class A	47,616	296,172
Plymouth Industrial REIT, Inc.	16,555	360,071
Postal Realty Trust, Inc., Class A	7,224	101,136
PotlatchDeltic Corp.	30,511	1,398,624
Ready Capital Corp.#	61,758	631,167
Redwood Trust, Inc.	43,916	312,243
Retail Opportunity Investments Corp.	47,465	610,875
RLJ Lodging Trust	60,379	645,452
RPT Realty	33,135	385,029
Ryman Hospitality Properties, Inc.	22,278	2,235,597
Sabra Health Care REIT, Inc.	89,261	1,303,211
Safehold, Inc.	16,879	332,348
Saul Centers, Inc.	4,493	166,016
Service Properties Trust	63,587	454,647
SITE Centers Corp.	73,501	969,478
SL Green Realty Corp.#	24,985	913,701
Summit Hotel Properties, Inc.	40,406	252,942
Sunstone Hotel Investors, Inc.	80,334	793,700
Tanger, Inc.	39,403	983,499
Terreno Realty Corp.	31,531	1,800,735
TPG RE Finance Trust, Inc.	26,629	157,377
Two Harbors Investment Corp.	37,496	519,695
UMH Properties, Inc.	21,486	303,382
Uniti Group, Inc.	91,853	507,947
Universal Health Realty Income Trust	4,960	197,755
Urban Edge Properties	44,304	742,092
Veris Residential, Inc.	30,505	442,017
Whitestone REIT	18,753	205,533
Xenia Hotels & Resorts, Inc.	42,369	517,325
		57,428,728
Retail — 3.8%
Abercrombie & Fitch Co., Class A†	18,822	1,428,402
Academy Sports & Outdoors, Inc.	28,793	1,464,700
Security Description	Shares or Principal Amount	Value

Retail (continued)
American Eagle Outfitters, Inc.	70,457	$ 1,340,797
America's Car-Mart, Inc.#†	2,325	185,698
Arko Corp.	31,759	237,557
Asbury Automotive Group, Inc.†	7,985	1,675,413
Beacon Roofing Supply, Inc.†	20,804	1,671,809
Big 5 Sporting Goods Corp.	8,287	49,142
Big Lots, Inc.	10,970	57,812
Biglari Holdings, Inc., Class B†	285	41,559
BJ's Restaurants, Inc.†	8,773	262,576
Bloomin' Brands, Inc.	33,794	788,752
BlueLinx Holdings, Inc.†	3,371	296,142
Boot Barn Holdings, Inc.†	11,471	840,595
Brinker International, Inc.†	16,912	609,001
Buckle, Inc.	11,777	454,121
Build-A-Bear Workshop, Inc.	5,068	123,811
Caleres, Inc.	13,378	406,156
Carrols Restaurant Group, Inc.	14,161	106,916
Carvana Co.#†	36,992	1,158,589
Cato Corp., Class A	6,707	46,412
Cheesecake Factory, Inc.	18,705	586,402
Chico's FAS, Inc.†	46,390	349,781
Children's Place, Inc.†	4,597	104,582
Chuy's Holdings, Inc.†	6,961	245,027
Clean Energy Fuels Corp.†	65,386	236,043
Cracker Barrel Old Country Store, Inc.#	8,507	571,075
Dave & Buster's Entertainment, Inc.†	13,936	571,933
Denny's Corp.†	21,047	199,736
Designer Brands, Inc., Class A	19,028	221,486
Destination XL Group, Inc.†	22,462	84,906
Dillard's, Inc., Class A#	1,341	465,448
Dine Brands Global, Inc.	6,030	262,124
Duluth Holdings, Inc., Class B†	5,212	26,112
El Pollo Loco Holdings, Inc.†	10,899	90,571
Envela Corp.†	2,923	12,803
EVgo, Inc.#†	39,375	122,850
First Watch Restaurant Group, Inc.†	8,563	154,819
FirstCash Holdings, Inc.	14,527	1,627,024
Foot Locker, Inc.#	31,662	852,658
Genesco, Inc.†	4,652	173,845
GMS, Inc.†	15,821	1,070,132
Group 1 Automotive, Inc.	5,370	1,514,877
GrowGeneration Corp.#†	22,676	60,318
Guess?, Inc.	11,095	244,312
Haverty Furniture Cos., Inc.	5,640	176,758
Hibbett, Inc.	4,848	303,242
J. Jill, Inc.†	1,753	51,731
Jack in the Box, Inc.	7,924	572,905
Kura Sushi USA, Inc., Class A†	2,248	140,455
La-Z-Boy, Inc.	16,740	589,081
Lazydays Holdings, Inc.#†	4,880	33,721
Leslie's, Inc.#†	68,479	337,602
MarineMax, Inc.†	8,239	245,769
Movado Group, Inc.	5,907	154,468
National Vision Holdings, Inc.†	29,943	552,448
Noodles & Co.†	15,470	47,338
Nu Skin Enterprises, Inc., Class A	19,219	327,107
ODP Corp.†	12,699	578,439
ONE Group Hospitality, Inc.†	8,462	40,448
OneWater Marine, Inc., Class A#†	4,448	119,429
Papa John's International, Inc.	12,676	826,982
Patrick Industries, Inc.	8,233	675,435
PC Connection, Inc.	4,413	263,147
PetMed Express, Inc.	7,918	54,872

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Portillo's, Inc., Class A#†	17,471	$ 271,499
Potbelly Corp.†	10,057	90,513
PriceSmart, Inc.	9,973	672,081
Qurate Retail, Inc.†	512	3,359
Red Robin Gourmet Burgers, Inc.†	6,116	54,188
Sally Beauty Holdings, Inc.†	41,377	400,116
Savers Value Village, Inc.†	9,989	150,334
Shake Shack, Inc., Class A†	14,562	881,875
Shoe Carnival, Inc.	7,018	170,467
Signet Jewelers, Ltd.	17,187	1,412,428
Sonic Automotive, Inc., Class A	6,050	310,184
Sportsman's Warehouse Holdings, Inc.#†	14,590	70,470
Sweetgreen, Inc., Class A†	37,243	350,457
Tile Shop Holdings, Inc.†	11,103	74,945
Tilly's, Inc., Class A†	8,630	71,370
Vera Bradley, Inc.†	10,108	75,911
Warby Parker, Inc., Class A†	32,673	340,126
Winmark Corp.	1,101	473,430
Zumiez, Inc.†	6,139	115,904
		35,175,858
Savings & Loans — 0.7%
WaFd, Inc.	25,262	675,253
Axos Financial, Inc.†	21,924	839,032
Banc of California, Inc.#	20,807	240,529
Berkshire Hills Bancorp, Inc.	16,995	355,705
Brookline Bancorp, Inc.	33,662	320,799
Capitol Federal Financial, Inc.	49,225	265,323
Essa Bancorp, Inc.	3,348	55,878
Flushing Financial Corp.	10,871	153,607
FS Bancorp, Inc.	2,554	77,514
Greene County Bancorp, Inc.	2,695	67,645
Hingham Institution for Savings	574	93,562
Home Bancorp, Inc.	2,763	100,711
HomeTrust Bancshares, Inc.	5,994	138,342
Northfield Bancorp, Inc.	15,984	152,487
Northwest Bancshares, Inc.	49,136	547,375
OceanFirst Financial Corp.	22,462	311,323
Pacific Premier Bancorp, Inc.	36,589	823,984
Provident Financial Services, Inc.	28,311	430,893
Southern Missouri Bancorp, Inc.	3,305	142,413
Timberland Bancorp, Inc.	2,909	84,768
WaterStone Financial, Inc.	7,108	86,789
WSFS Financial Corp.	23,612	910,715
		6,874,647
Semiconductors — 2.7%
ACM Research, Inc., Class A#†	18,545	308,589
Aehr Test Systems†	9,969	228,888
Alpha & Omega Semiconductor, Ltd.†	8,938	191,184
Ambarella, Inc.†	14,620	858,340
Amkor Technology, Inc.	39,506	1,112,884
Atomera, Inc.#†	8,167	56,271
Axcelis Technologies, Inc.†	12,568	1,561,951
CEVA, Inc.†	8,960	194,970
Cohu, Inc.†	18,001	571,172
Diodes, Inc.†	17,415	1,156,704
FormFactor, Inc.†	29,750	1,118,005
Impinj, Inc.†	8,863	740,858
inTEST Corp.†	4,136	54,057
Kulicke & Soffa Industries, Inc.	21,400	1,102,528
MACOM Technology Solutions Holdings, Inc.†	20,964	1,760,557
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
MaxLinear, Inc.†	28,756	$ 538,600
Navitas Semiconductor Corp.†	42,160	292,590
Onto Innovation, Inc.†	18,884	2,662,833
Photronics, Inc.†	23,539	497,379
Power Integrations, Inc.	21,905	1,673,761
Rambus, Inc.†	42,047	2,845,320
Richardson Electronics, Ltd.	4,612	60,048
Semtech Corp.#†	24,653	403,570
Silicon Laboratories, Inc.†	12,245	1,290,256
SiTime Corp.†	6,623	732,504
SkyWater Technology, Inc.#†	6,783	47,820
SMART Global Holdings, Inc.†	18,630	310,376
Synaptics, Inc.†	15,219	1,540,771
Ultra Clean Holdings, Inc.†	17,148	465,397
Veeco Instruments, Inc.†	19,604	559,302
Vishay Precision Group, Inc.†	4,775	145,590
		25,083,075
Software — 5.5%
8x8, Inc.†	44,912	138,778
ACI Worldwide, Inc.†	41,826	1,118,427
ACV Auctions, Inc., Class A†	48,990	765,714
Adeia, Inc.	41,250	379,087
Agilysys, Inc.†	7,727	665,217
Alignment Healthcare, Inc.†	32,794	245,955
Alkami Technology, Inc.†	15,229	346,764
Altair Engineering, Inc., Class A†	20,714	1,500,936
American Software, Inc., Class A	12,454	123,668
Amplitude, Inc., Class A†	26,099	277,954
Appfolio, Inc., Class A†	7,404	1,401,207
Appian Corp., Class A†	15,819	573,281
Asana, Inc., Class A#†	30,634	643,620
Asure Software, Inc.†	7,293	58,125
AvePoint, Inc.#†	59,101	484,037
AvidXchange Holdings, Inc.†	57,590	614,485
Bandwidth, Inc., Class A†	9,032	99,171
BigBear.ai Holdings, Inc.†	11,129	18,919
BigCommerce Holdings, Inc., Series 1†	25,904	225,883
Blackbaud, Inc.†	16,793	1,263,505
BlackLine, Inc.†	21,734	1,257,312
Box, Inc., Class A†	54,358	1,422,549
Braze, Inc.†	20,201	1,109,843
Brightcove, Inc.†	16,636	40,758
C3.ai, Inc., Class A#†	23,321	679,108
Cardlytics, Inc.#†	13,018	103,623
Cerence, Inc.†	15,545	268,773
Clear Secure, Inc., Class A	32,137	685,482
Climb Global Solutions, Inc.	1,602	76,399
CommVault Systems, Inc.†	16,991	1,250,198
Computer Programs & Systems, Inc.†	5,506	57,868
Consensus Cloud Solutions, Inc.†	7,553	139,126
CoreCard Corp.†	2,790	36,354
CS Disco, Inc.†	8,708	51,813
CSG Systems International, Inc.	12,191	599,675
CXApp, Inc.†	752	1,030
Daily Journal Corp.†	518	168,650
Definitive Healthcare Corp.†	17,394	143,500
Digi International, Inc.†	13,550	318,967
Digimarc Corp.#†	5,479	182,944
Digital Turbine, Inc.†	36,897	171,571
DigitalOcean Holdings, Inc.#†	24,445	724,061
Domo, Inc., Class B†	12,135	115,161
Donnelley Financial Solutions, Inc.†	9,538	562,933

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Duolingo, Inc.†	11,063	$ 2,348,564
E2open Parent Holdings, Inc.†	65,480	238,347
Ebix, Inc.	10,181	40,113
eGain Corp.†	8,238	62,774
Enfusion, Inc., Class A#†	14,544	148,785
EngageSmart, Inc.†	18,732	427,277
Envestnet, Inc.†	19,318	734,664
Everbridge, Inc.†	15,685	319,347
EverCommerce, Inc.†	8,998	83,861
Evolent Health, Inc., Class A†	42,451	1,180,138
Expensify, Inc.†	21,283	49,589
Fastly, Inc., Class A†	45,713	759,293
Freshworks, Inc.†	62,467	1,250,589
Health Catalyst, Inc.†	21,510	154,442
HireRight Holdings Corp.†	5,618	73,877
IBEX Holdings, Ltd.†	4,215	74,732
Immersion Corporation	12,064	78,175
Innodata, Inc.#†	9,720	65,707
Inspired Entertainment, Inc.†	8,363	65,733
Instructure Holdings, Inc.†	7,517	196,570
Intapp, Inc.†	8,486	318,225
IonQ, Inc.#†	61,970	757,893
Jamf Holding Corp.†	26,932	443,570
Kaltura, Inc.†	31,987	54,698
LivePerson, Inc.#†	27,764	78,850
LiveVox Holdings, Inc.#†	8,595	31,630
Matterport, Inc.†	96,685	243,646
MeridianLink, Inc.†	10,122	192,520
MicroStrategy, Inc., Class A†	4,261	2,123,256
Model N, Inc.†	14,388	330,205
N-able, Inc.†	26,963	321,129
Olo, Inc., Class A†	39,867	213,687
ON24, Inc.	12,596	95,856
Outbrain, Inc.†	15,817	60,263
Outset Medical, Inc.†	19,044	99,791
PagerDuty, Inc.†	34,210	745,778
PDF Solutions, Inc.†	11,808	354,122
Phreesia, Inc.†	19,882	306,382
Planet Labs PBC#†	64,811	157,491
Playstudios, Inc.†	32,972	78,803
PowerSchool Holdings, Inc., Class A†	21,608	503,899
Privia Health Group, Inc.†	42,658	881,314
Progress Software Corp.	16,781	903,825
PROS Holdings, Inc.#†	17,233	629,866
PubMatic, Inc., Class A†	16,485	275,464
Rackspace Technology, Inc.†	24,380	30,719
Red Violet, Inc.†	4,293	89,810
Sapiens International Corp. NV	11,846	304,798
Schrodinger, Inc.†	21,000	652,890
SEMrush Holdings, Inc.†	12,076	131,870
Sharecare, Inc.†	118,829	111,414
Simulations Plus, Inc.#	6,112	239,590
Skillsoft Corp.†	1,683	32,213
SolarWinds Corp.†	19,636	227,581
SoundHound AI, Inc.#†	53,194	113,835
Sprout Social, Inc., Class A†	18,419	1,048,041
SPS Commerce, Inc.†	14,152	2,438,107
Veradigm, Inc.†	41,588	477,430
Verint Systems, Inc.†	24,079	591,621
Veritone, Inc.#†	10,095	20,897
Verra Mobility Corp.†	53,826	1,080,826
Viant Technology, Inc., Class A†	5,550	35,131
Security Description	Shares or Principal Amount	Value

Software (continued)
Vimeo, Inc.†	58,678	$ 206,547
Weave Communications, Inc.†	12,649	119,407
Workiva, Inc.†	18,856	1,813,382
Yext, Inc.†	41,258	273,541
Zeta Global Holdings Corp., Class A†	53,026	433,222
Zuora, Inc., Class A†	50,015	456,137
		50,596,180
Telecommunications — 1.2%
A10 Networks, Inc.	27,230	340,103
ADTRAN Holdings, Inc.	30,078	157,308
Anterix, Inc.†	4,960	162,192
Applied Digital Corp.†	26,590	124,175
AST SpaceMobile, Inc.#†	30,976	150,234
ATN International, Inc.	4,242	129,127
Aviat Networks, Inc.†	4,268	129,363
BlackSky Technology, Inc.#†	46,065	60,806
Calix, Inc.†	22,737	877,421
Cambium Networks Corp.†	4,678	21,846
Clearfield, Inc.#†	5,044	128,319
CommScope Holding Co., Inc.†	79,896	133,426
Consolidated Communications Holdings, Inc.†	29,095	125,109
Credo Technology Group Holding, Ltd.†	37,616	673,703
DigitalBridge Group, Inc.	62,385	1,076,765
DZS, Inc.†	8,394	13,514
EchoStar Corp., Class A#†	13,152	137,701
Extreme Networks, Inc.†	48,653	785,259
Globalstar, Inc.#†	266,096	423,093
Gogo, Inc.†	25,558	256,347
Harmonic, Inc.#†	42,455	469,552
IDT Corp., Class B†	6,000	176,100
Infinera Corp.#†	76,890	299,102
InterDigital, Inc.	10,320	1,031,174
KVH Industries, Inc.†	7,229	34,627
Lumen Technologies, Inc.#†	388,577	509,036
Luna Innovations, Inc.#†	12,379	78,854
NETGEAR, Inc.†	11,014	150,231
Ooma, Inc.†	9,192	106,627
Preformed Line Products Co.	957	119,252
Ribbon Communications, Inc.†	34,229	72,908
Shenandoah Telecommunications Co.	18,730	417,117
Spok Holdings, Inc.	6,850	114,806
Telephone & Data Systems, Inc.	38,151	751,575
Terran Orbital Corp.†	32,836	26,597
Viavi Solutions, Inc.†	85,304	689,256
		10,952,625
Textiles — 0.1%
UniFirst Corp.	5,786	998,664
Therapeutics — 0.0%
Tobira Therapeutics, Inc. CVR†(1)	4,989	0
Toys/Games/Hobbies — 0.0%
Funko, Inc., Class A†	13,405	86,864
JAKKS Pacific, Inc.†	2,784	81,961
		168,825
Transportation — 1.5%
Air Transport Services Group, Inc.†	21,724	345,629
ArcBest Corp.	9,303	1,108,825
Ardmore Shipping Corp.	15,831	215,302
Costamare, Inc.	18,675	188,804
Covenant Logistics Group, Inc.	3,210	136,650
CryoPort, Inc.#†	15,539	217,857

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation (continued)
Daseke, Inc.†	15,606	$ 68,354
DHT Holdings, Inc.	52,882	526,705
Dorian LPG, Ltd.	12,352	523,231
Eagle Bulk Shipping, Inc.#	3,567	162,120
FLEX LNG, Ltd.	11,485	333,295
Forward Air Corp.	10,084	640,636
Genco Shipping & Trading, Ltd.	16,225	251,812
Golden Ocean Group, Ltd.	47,455	448,450
Heartland Express, Inc.	18,063	242,405
Himalaya Shipping, Ltd.†	3,363	20,178
Hub Group, Inc., Class A†	12,119	915,590
International Seaways, Inc.	15,663	714,859
Marten Transport, Ltd.	22,396	422,165
Matson, Inc.	13,740	1,315,880
Nordic American Tankers, Ltd.	79,124	307,001
Overseas Shipholding Group A†	24,414	118,408
P.A.M. Transportation Services, Inc.†	2,382	44,924
Pangaea Logistics Solutions	14,037	98,259
Radiant Logistics, Inc.†	14,056	84,476
RXO, Inc.†	44,810	939,218
Safe Bulkers, Inc.#	25,967	100,752
Scorpio Tankers, Inc.	19,041	1,045,160
SFL Corp., Ltd.	44,391	504,282
Teekay Corp.†	25,699	177,323
Teekay Tankers, Ltd., Class A	9,219	458,092
Universal Logistics Holdings, Inc.#	2,613	64,646
Werner Enterprises, Inc.	24,415	976,844
World Kinect Corp.	23,782	500,373
		14,218,505
Trucking & Leasing — 0.2%
GATX Corp.	13,693	1,492,537
Greenbrier Cos., Inc.	11,770	443,847
Willis Lease Finance Corp.†	1,212	55,412
		1,991,796
Water — 0.4%
American States Water Co.	14,289	1,141,691
Artesian Resources Corp., Class A	3,527	148,310
California Water Service Group	22,287	1,127,054
Consolidated Water Co., Ltd.	5,797	209,214
Global Water Resources, Inc.	4,377	53,399
Middlesex Water Co.	6,757	431,772
SJW Group	12,309	807,963
York Water Co.	5,493	209,174
		4,128,577
Total Common Stocks (cost $811,255,021)		868,786,742
WARRANTS — 0.0%
Oil & Gas — 0.0%
Chord Energy Corp. Expires 09/01/2024†	2,303	63,310
Chord Energy Corp. Expires 09/01/2025†	1,151	21,299
Nabors Industries, Ltd. Expires 06/11/2026†	1,334	16,008
Total Warrants (cost $0)		100,617
Total Long-Term Investment Securities (cost $811,255,021)		868,887,359
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.6%
Unaffiliated Investment Companies — 2.1%
State Street Navigator Securities Lending Government Money Market Portfolio 5.36%(2)(3)	19,407,157	$ 19,407,157
U.S. Government — 0.5%
United States Treasury Bills
5.27%, 01/02/2024(4)	$ 2,500,000	2,488,255
5.28%, 01/11/2024(4)	250,000	248,498
5.29%, 12/28/2023(4)	2,000,000	1,992,071
		4,728,824
Total Short-Term Investments (cost $24,136,004)		24,135,981
REPURCHASE AGREEMENTS — 5.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 11/30/2023, to be repurchased 12/01/2023 in the amount of $52,780,677 and collateralized by $54,641,500 of United States Treasury Notes, bearing interest at 3.75% due 04/15/2026 and having an approximate value of $53,833,949 (cost $52,778,331)	52,778,331	52,778,331
TOTAL INVESTMENTS (cost $888,169,356)(5)	102.0%	945,801,671
Other assets less liabilities	(2.0)	(18,795,618)
NET ASSETS	100.0%	$927,006,053
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of November 30, 2023.
(3)	At November 30, 2023, the Fund had loaned securities with a total value of $48,324,653. This was secured by collateral of $19,407,157, which was received in cash and subsequently invested in short-term investments currently valued at $19,407,157 as reported in the Portfolio of Investments. Additional collateral of $31,192,202 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2023
Government National Mtg. Assoc.	1.75%	11/20/2051	$ 16,314
United States Treasury Bills	0.00%	12/19/2023 to 10/03/2024	400,744
United States Treasury Notes/Bonds	0.00% to 6.13%	12/31/2023 to 05/15/2053	30,775,144
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 4 for cost of investments on a tax basis.
CVR—Contingent Value Rights

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
638	Long	E-Mini Russell 2000 Index	December 2023	$57,801,320	$57,809,180	$7,860
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$ 57,357,320	$ —	$10,860	$ 57,368,180
Computers	23,978,761	32,469	—	24,011,230
Lodging	1,623,889	—	0	1,623,889
Oil & Gas	39,833,261	—	0	39,833,261
Pharmaceuticals	23,216,403	—	465	23,216,868
Therapeutics	—	—	0	0
Other Industries	722,733,314	—	—	722,733,314
Warrants	100,617	—	—	100,617
Short-Term Investments:
U.S. Government	—	4,728,824	—	4,728,824
Other Short-Term Investments	19,407,157	—	—	19,407,157
Repurchase Agreements	—	52,778,331	—	52,778,331
Total Investments at Value	$888,250,722	$57,539,624	$11,325	$945,801,671
Other Financial Instruments:†
Futures Contracts	$ 7,860	$ —	$ —	$ 7,860
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Small Cap Special Values Fund
PORTFOLIO PROFILE — November 30, 2023— (unaudited)

Industry Allocation*
Chemicals	9.5%
Banks	7.5
Household Products/Wares	7.1
Building Materials	7.1
Oil & Gas	6.6
Commercial Services	6.3
Insurance	6.1
Metal Fabricate/Hardware	5.3
Food	4.9
REITS	4.0
Short-Term Investments	3.5
Machinery-Diversified	3.4
Healthcare-Products	3.0
Hand/Machine Tools	2.8
Computers	2.7
Retail	2.6
Packaging & Containers	2.6
Pharmaceuticals	1.6
Auto Parts & Equipment	1.6
Electrical Components & Equipment	1.5
Electronics	1.4
Apparel	1.3
Investment Companies	1.1
Transportation	1.1
Software	1.0
Diversified Financial Services	0.9
Beverages	0.8
Miscellaneous Manufacturing	0.8
Oil & Gas Services	0.8
Internet	0.6
Electric	0.4
Media	0.3
Semiconductors	0.2
100.4%
*	Calculated as a percentage of net assets

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.9%
Apparel — 1.3%
Crocs, Inc.†	2,874	$ 303,523
Delta Apparel, Inc.†	25,888	225,743
Levi Strauss & Co., Class A#	42,491	658,186
Steven Madden, Ltd.	37,900	1,437,168
		2,624,620
Auto Parts & Equipment — 1.6%
Douglas Dynamics, Inc.	76,784	2,097,739
Holley, Inc.#†	229,018	945,844
		3,043,583
Banks — 7.5%
Associated Banc-Corp	86,321	1,531,335
First Hawaiian, Inc.	44,239	869,296
Hancock Whitney Corp.	65,632	2,707,320
Renasant Corp.	47,635	1,297,577
SouthState Corp.	35,954	2,662,394
UMB Financial Corp.	57,737	4,137,434
Webster Financial Corp.	32,119	1,440,537
		14,645,893
Beverages — 0.8%
Primo Water Corp.	112,999	1,623,796
Building Materials — 7.1%
Eagle Materials, Inc.	31,043	5,620,335
Griffon Corp.	44,158	2,054,672
Knife River Corp.†	6,109	364,585
MDU Resources Group, Inc.	51,082	977,709
Simpson Manufacturing Co., Inc.	11,763	1,964,068
UFP Industries, Inc.	25,852	2,834,155
		13,815,524
Chemicals — 9.5%
Avient Corp.	130,100	4,468,935
Ecovyst, Inc.†	166,433	1,584,442
Element Solutions, Inc.	10,956	229,638
Innospec, Inc.	63,560	6,678,249
Mativ Holdings, Inc.#	128,878	1,507,873
Minerals Technologies, Inc.	13,813	865,246
NewMarket Corp.	6,125	3,249,374
		18,583,757
Commercial Services — 6.3%
AMN Healthcare Services, Inc.†	5,779	391,816
API Group Corp.†	103,374	3,137,401
CBIZ, Inc.†	29,991	1,736,179
Custom Truck One Source, Inc.†	170,134	988,479
Ennis, Inc.	52,693	1,118,672
Euronet Worldwide, Inc.†	11,870	1,035,301
Korn Ferry	43,769	2,264,608
Matthews International Corp., Class A	9,824	335,490
Viad Corp.†	41,639	1,386,579
		12,394,525
Computers — 2.7%
Diebold Nixdorf, Inc.#†	18,088	464,500
Kyndryl Holdings, Inc.†	107,174	1,932,347
Maximus, Inc.	22,136	1,848,134
Parsons Corp.†	17,551	1,093,252
		5,338,233
Diversified Financial Services — 0.9%
Air Lease Corp.	33,630	1,304,508
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
B. Riley Financial, Inc.	8,830	$ 162,472
GlassBridge Enterprises, Inc.#†	292	23,360
Westwood Holdings Group, Inc.	18,724	205,964
		1,696,304
Electric — 0.4%
IDACORP, Inc.	7,241	698,756
Electrical Components & Equipment — 1.5%
Belden, Inc.	43,859	2,913,992
Electronics — 1.4%
Atkore, Inc.†	15,951	2,072,035
Atmus Filtration Technologies, Inc.†	15,730	344,172
Knowles Corp.†	20,286	321,939
		2,738,146
Food — 4.9%
J&J Snack Foods Corp.	39,165	6,444,601
Nomad Foods, Ltd.†	144,639	2,335,920
Tootsie Roll Industries, Inc.	21,468	710,376
		9,490,897
Hand/Machine Tools — 2.8%
Franklin Electric Co., Inc.	61,864	5,505,896
Healthcare-Products — 3.0%
Azenta, Inc.#†	31,021	1,748,654
Enovis Corp.†	21,628	1,069,721
Globus Medical, Inc., Class A†	7,194	323,155
Patterson Cos., Inc.	53,625	1,362,611
Varex Imaging Corp.†	70,552	1,329,905
		5,834,046
Household Products/Wares — 7.1%
ACCO Brands Corp.	159,364	857,378
Central Garden & Pet Co.#†	36,118	1,465,668
Central Garden & Pet Co., Class A†	51,269	1,860,039
Helen of Troy, Ltd.†	22,249	2,336,813
Quanex Building Products Corp.	102,750	3,163,673
Spectrum Brands Holdings, Inc.	59,882	4,151,619
		13,835,190
Insurance — 6.1%
Enstar Group, Ltd.†	12,429	3,413,500
Hanover Insurance Group, Inc.	23,596	2,932,983
Jackson Financial, Inc., Class A	25,284	1,206,805
National Western Life Group, Inc., Class A	2,765	1,326,177
ProAssurance Corp.	42,561	526,480
Stewart Information Services Corp.	51,644	2,440,179
		11,846,124
Internet — 0.6%
Perficient, Inc.†	4,937	305,502
Ziff Davis, Inc.†	13,205	842,743
		1,148,245
Investment Companies — 1.1%
MidCap Financial Investment Corp.#	72,341	974,433
New Mountain Finance Corp.#	95,885	1,229,246
		2,203,679
Machinery-Diversified — 3.4%
Alamo Group, Inc.	12,459	2,288,718

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Diversified (continued)
Columbus McKinnon Corp.	29,868	$ 1,042,990
CSW Industrials, Inc.	18,114	3,212,156
		6,543,864
Media — 0.3%
DallasNews Corp.	18,100	69,504
Thryv Holdings, Inc.†	30,221	537,632
		607,136
Metal Fabricate/Hardware — 5.3%
Hillman Solutions Corp.†	248,062	1,815,814
Janus International Group, Inc.†	107,224	1,131,213
Mayville Engineering Co., Inc.†	61,380	779,526
Mueller Industries, Inc.	161,156	6,692,809
		10,419,362
Miscellaneous Manufacturing — 0.8%
Hillenbrand, Inc.	9,416	364,776
Myers Industries, Inc.	69,107	1,217,665
		1,582,441
Oil & Gas — 6.6%
Berry Corp.	88,143	632,867
Callon Petroleum Co.#†	17,942	561,046
Chord Energy Corp.	13,261	2,150,139
Enerplus Corp.	36,622	580,825
Magnolia Oil & Gas Corp., Class A	90,205	1,939,407
Northern Oil & Gas, Inc.	40,814	1,527,260
Patterson-UTI Energy, Inc.	192,742	2,257,009
SM Energy Co.	17,273	646,874
Southwestern Energy Co.†	380,026	2,504,371
		12,799,798
Oil & Gas Services — 0.8%
Forum Energy Technologies, Inc.†	10,077	219,376
Liberty Energy, Inc.	64,262	1,275,601
		1,494,977
Packaging & Containers — 2.6%
Silgan Holdings, Inc.	67,951	2,834,916
TriMas Corp.	85,868	2,200,797
		5,035,713
Pharmaceuticals — 1.6%
Perrigo Co. PLC	21,021	640,300
Premier, Inc., Class A	38,626	795,309
Prestige Consumer Healthcare, Inc.†	30,778	1,765,118
		3,200,727
REITS — 4.0%
AGNC Investment Corp.#	211,281	1,863,498
Agree Realty Corp.	15,865	939,367
Apollo Commercial Real Estate Finance, Inc.	70,860	763,871
Elme Communities	67,812	891,050
New York Mtg. Trust, Inc.	121,833	1,070,912
Two Harbors Investment Corp.	164,722	2,283,047
		7,811,745
Retail — 2.6%
Academy Sports & Outdoors, Inc.	12,703	646,201
Security Description	Shares or Principal Amount	Value

Retail (continued)
Denny's Corp.†	181,381	$ 1,721,306
Dine Brands Global, Inc.	38,045	1,653,816
Jack in the Box, Inc.	15,533	1,123,036
		5,144,359
Semiconductors — 0.2%
Diodes, Inc.†	5,901	391,944
Software — 1.0%
Concentrix Corp.	11,634	1,093,480
E2open Parent Holdings, Inc.†	132,372	481,834
Everbridge, Inc.†	17,136	348,889
Synchronoss Technologies, Inc.†	185,801	100,295
		2,024,498
Special Purpose Acquisition Company — 0.0%
Pershing Square Tontine Holdings, Ltd.†(1)	60,410	0
Transportation — 1.1%
Nordic American Tankers, Ltd.	123,508	479,211
Werner Enterprises, Inc.	40,702	1,628,487
		2,107,698
Total Long-Term Investment Securities (cost $177,553,315)		189,145,468
SHORT-TERM INVESTMENTS — 3.5%
Unaffiliated Investment Companies — 3.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31%(2)	6,081,336	6,081,336
State Street Navigator Securities Lending Government Money Market Portfolio 5.36%(2)(3)	877,787	877,787
Total Short-Term Investments (cost $6,959,123)		6,959,123
TOTAL INVESTMENTS (cost $184,512,438)(4)	100.4%	196,104,591
Other assets less liabilities	(0.4)	(836,525)
NET ASSETS	100.0%	$195,268,066
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of November 30, 2023.
(3)	At November 30, 2023, the Fund had loaned securities with a total value of $6,464,916. This was secured by collateral of $877,787, which was received in cash and subsequently invested in short-term investments currently valued at $877,787 as reported in the Portfolio of Investments. Additional collateral of $5,729,614 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2023
United States Treasury Bills	0.00%	10/03/2024	$ 545
United States Treasury Notes/Bonds	0.00% to 6.13%	01/15/2024 to 05/15/2053	5,729,069
(4)	See Note 4 for cost of investments on a tax basis.

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Special Purpose Acquisition Company	$ —	$—	$ 0	$ 0
Other Industries	189,145,468	—	—	189,145,468
Short-Term Investments	6,959,123	—	—	6,959,123
Total Investments at Value	$196,104,591	$—	$ 0	$196,104,591
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Small Cap Value Fund
PORTFOLIO PROFILE — November 30, 2023— (unaudited)

Industry Allocation*
Banks	16.2%
REITS	11.2
Oil & Gas	6.6
Repurchase Agreements	5.1
Retail	4.8
Biotechnology	4.3
Commercial Services	4.2
Diversified Financial Services	4.0
Transportation	3.1
Insurance	3.1
Home Builders	2.9
Electric	2.6
Distribution/Wholesale	2.5
Building Materials	1.7
Coal	1.6
Electronics	1.6
Gas	1.6
Oil & Gas Services	1.4
Pharmaceuticals	1.4
Electrical Components & Equipment	1.3
Software	1.3
Entertainment	1.2
Semiconductors	1.2
Computers	1.2
Healthcare-Products	1.1
Engineering & Construction	1.1
Metal Fabricate/Hardware	1.0
Iron/Steel	0.9
Food	0.9
Media	0.9
Agriculture	0.9
Chemicals	0.9
Mining	0.7
Telecommunications	0.6
Auto Parts & Equipment	0.6
Household Products/Wares	0.6
Airlines	0.6
Internet	0.6
Savings & Loans	0.5
Healthcare-Services	0.5
Home Furnishings	0.5
Machinery-Diversified	0.5
Machinery-Construction & Mining	0.3
Lodging	0.3
Short-Term Investments	0.3
Apparel	0.3
Packaging & Containers	0.3
Miscellaneous Manufacturing	0.3
Water	0.3
Beverages	0.2
Energy-Alternate Sources	0.2
Aerospace/Defense	0.2
Cosmetics/Personal Care	0.2
Trucking & Leasing	0.1
Toys/Games/Hobbies	0.1
102.6%
*	Calculated as a percentage of net assets

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.2%
Aerospace/Defense — 0.2%
Archer Aviation, Inc., Class A#†	70,681	$ 422,672
Joby Aviation, Inc.†	67,783	403,987
		826,659
Agriculture — 0.9%
Andersons, Inc.	28,183	1,405,205
Darling Ingredients, Inc.†	10,844	475,726
Dole PLC	106,463	1,225,389
Fresh Del Monte Produce, Inc.	23,409	533,725
		3,640,045
Airlines — 0.6%
SkyWest, Inc.†	52,471	2,480,829
Apparel — 0.3%
Urban Outfitters, Inc.†	35,880	1,280,916
Auto Parts & Equipment — 0.6%
Adient PLC†	67,327	2,167,929
Dana, Inc.	35,821	473,196
		2,641,125
Banks — 16.2%
1st Source Corp.	6,053	292,542
Ameris Bancorp	46,845	1,994,660
Bancorp, Inc.†	16,052	626,189
Bank of N.T. Butterfield & Son, Ltd.	91,756	2,544,394
BankUnited, Inc.	25,771	711,022
Banner Corp.	16,640	751,130
Business First Bancshares, Inc.	25,736	520,639
Byline Bancorp, Inc.	70,912	1,417,531
Capital City Bank Group, Inc.	35,016	936,328
Capstar Financial Holdings, Inc.	14,802	243,197
Central Pacific Financial Corp.	24,713	434,207
City Holding Co.	4,754	457,668
Columbia Banking System, Inc.	20,911	469,034
Community Trust Bancorp, Inc.	7,757	308,651
ConnectOne Bancorp, Inc.	130,613	2,567,852
CrossFirst Bankshares, Inc.†	15,192	170,454
Customers Bancorp, Inc.†	64,463	2,905,347
CVB Financial Corp.	121,687	2,175,764
Eastern Bankshares, Inc.	159,238	1,904,487
Enterprise Financial Services Corp.	40,614	1,592,475
Financial Institutions, Inc.	11,040	191,654
First BanCorp/Puerto Rico	298,315	4,474,725
First Bancshares, Inc.	27,113	695,448
First Citizens BancShares, Inc., Class A	1,545	2,267,890
First Commonwealth Financial Corp.	50,954	681,255
First Financial Corp.	23,080	882,810
First Merchants Corp.	41,854	1,283,662
First Mid Bancshares, Inc.	6,835	211,817
FNB Corp.	18,577	222,738
Hancock Whitney Corp.	19,479	803,509
Heritage Commerce Corp.	86,409	733,612
Home BancShares, Inc.	67,297	1,492,647
Independent Bank Corp.	8,772	189,651
International Bancshares Corp.	9,698	435,149
Live Oak Bancshares, Inc.	11,456	384,922
Mercantile Bank Corp.	5,461	187,804
Merchants Bancorp#	64,627	2,174,699
Mid Penn Bancorp, Inc.	5,437	109,392
Midland States Bancorp, Inc.	9,026	203,807
MVB Financial Corp.	4,002	80,000
National Bank Holdings Corp., Class A	6,319	208,590
Security Description	Shares or Principal Amount	Value

Banks (continued)
OFG Bancorp	141,197	$ 4,738,571
Old National Bancorp	182,843	2,722,532
Old Second Bancorp, Inc.	106,325	1,498,119
Orrstown Financial Services, Inc.	6,738	161,240
Pathward Financial, Inc.	54,294	2,692,439
Peapack-Gladstone Financial Corp.	13,900	345,276
Peoples Bancorp, Inc.	2,802	82,463
Pinnacle Financial Partners, Inc.	14,719	1,068,158
Popular, Inc.	26,272	1,938,611
Preferred Bank	14,535	895,792
Premier Financial Corp.	33,091	660,827
QCR Holdings, Inc.	34,559	1,716,891
Sierra Bancorp	8,038	150,632
SmartFinancial, Inc.	5,257	112,342
South Plains Financial, Inc.	3,269	84,994
Southside Bancshares, Inc.	10,683	293,035
SouthState Corp.	24,474	1,812,300
Towne Bank	25,101	659,152
TriCo Bancshares	21,088	725,849
United Bankshares, Inc.	26,253	869,237
Veritex Holdings, Inc.	50,630	969,058
Westamerica BanCorp	10,882	551,826
Wintrust Financial Corp.	29,041	2,487,943
		68,176,639
Beverages — 0.2%
Primo Water Corp.	71,106	1,021,793
Biotechnology — 4.3%
2seventy Bio, Inc.#†	55,981	102,445
Allogene Therapeutics, Inc.†	132,474	311,314
ANI Pharmaceuticals, Inc.†	23,754	1,183,187
Arcellx, Inc.†	43,375	2,278,489
Avidity Biosciences, Inc.†	70,905	553,768
Biohaven, Ltd.†	1,833	61,076
Bluebird Bio, Inc.†	155,942	595,698
Cytokinetics, Inc.†	23,446	784,972
Dynavax Technologies Corp.†	53,788	736,896
Fate Therapeutics, Inc.†	191,645	477,196
Geron Corp.#†	204,520	394,724
Intra-Cellular Therapies, Inc.†	17,243	1,058,203
Iovance Biotherapeutics, Inc.†	133,507	810,387
Kymera Therapeutics, Inc.†	70,573	1,465,095
Lexicon Pharmaceuticals, Inc.#†	465,139	493,047
MacroGenics, Inc.†	173,364	1,423,318
NeoGenomics, Inc.†	85,481	1,553,190
Prothena Corp. PLC†	26,258	855,486
REVOLUTION Medicines, Inc.†	23,291	543,379
SpringWorks Therapeutics, Inc.†	47,293	1,437,234
Syndax Pharmaceuticals, Inc.†	58,479	973,383
		18,092,487
Building Materials — 1.7%
Boise Cascade Co.	18,513	2,023,471
Gibraltar Industries, Inc.†	14,842	997,234
Summit Materials, Inc., Class A†	25,423	881,924
UFP Industries, Inc.	28,863	3,164,250
		7,066,879
Chemicals — 0.9%
AdvanSix, Inc.	28,208	737,075
Avient Corp.	17,509	601,434
Ecovyst, Inc.†	18,411	175,273
H.B. Fuller Co.	9,672	731,977

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Minerals Technologies, Inc.	11,207	$ 702,007
Tronox Holdings PLC	18,723	238,718
Valvoline, Inc.	12,367	423,446
		3,609,930
Coal — 1.6%
Alpha Metallurgical Resources, Inc.#	9,299	2,608,927
Arch Resources, Inc.	6,632	1,100,647
CONSOL Energy, Inc.	6,415	684,288
Peabody Energy Corp.	43,888	1,046,290
SunCoke Energy, Inc.	39,716	369,756
Warrior Met Coal, Inc.	17,472	977,908
		6,787,816
Commercial Services — 4.2%
ABM Industries, Inc.	66,494	2,725,589
API Group Corp.†	53,377	1,619,992
Barrett Business Services, Inc.	14,880	1,636,056
Heidrick & Struggles International, Inc.	23,640	642,535
Information Services Group, Inc.	215,660	897,146
John Wiley & Sons, Inc., Class A	6,200	187,302
Laureate Education, Inc.	84,654	1,111,507
LiveRamp Holdings, Inc.†	80,780	2,678,665
Perdoceo Education Corp.	56,885	990,937
PROG Holdings, Inc.†	35,620	971,001
Repay Holdings Corp.†	130,020	975,150
StoneCo., Ltd., Class A†	39,567	617,245
Stride, Inc.†	28,536	1,728,711
V2X, Inc.†	19,795	839,308
		17,621,144
Computers — 1.2%
ASGN, Inc.†	19,755	1,762,936
KBR, Inc.	10,872	561,756
Parsons Corp.†	26,562	1,654,547
Unisys Corp.†	229,297	1,098,333
		5,077,572
Cosmetics/Personal Care — 0.2%
Edgewell Personal Care Co.	23,508	818,313
Distribution/Wholesale — 2.5%
G-III Apparel Group, Ltd.†	53,531	1,540,087
Resideo Technologies, Inc.†	32,285	530,442
Rush Enterprises, Inc., Class A	122,585	4,862,947
ScanSource, Inc.†	31,068	1,038,603
Titan Machinery, Inc.†	16,843	385,031
WESCO International, Inc.	14,694	2,290,060
		10,647,170
Diversified Financial Services — 4.0%
AssetMark Financial Holdings, Inc.†	15,142	388,241
BGC Group, Inc., Class A	59,719	388,173
Enact Holdings, Inc.	31,628	876,412
Encore Capital Group, Inc.†	33,086	1,482,253
Enova International, Inc.†	22,500	927,000
Federal Agricultural Mtg. Corp., Class C	5,199	862,202
Federated Hermes, Inc.	12,200	388,204
Mr. Cooper Group, Inc.†	49,378	2,988,357
Nelnet, Inc., Class A	3,002	251,868
PennyMac Financial Services, Inc.	14,400	1,120,176
Piper Sandler Cos.	3,979	615,671
Radian Group, Inc.	108,954	2,801,207
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Stifel Financial Corp.	3,696	$ 225,530
StoneX Group, Inc.†	18,734	1,145,240
Victory Capital Holdings, Inc., Class A	58,321	1,875,020
Virtus Investment Partners, Inc.	3,245	634,787
		16,970,341
Electric — 2.6%
Black Hills Corp.	2,865	147,805
Clearway Energy, Inc., Class A	32,456	768,234
Clearway Energy, Inc., Class C	40,689	1,016,004
IDACORP, Inc.	18,629	1,797,699
MGE Energy, Inc.	20,670	1,524,413
Northwestern Energy Group, Inc.	22,079	1,110,794
Portland General Electric Co.	69,315	2,846,074
Unitil Corp.	39,161	1,898,525
		11,109,548
Electrical Components & Equipment — 1.3%
Encore Wire Corp.	24,293	4,477,200
Powell Industries, Inc.	12,735	1,059,042
		5,536,242
Electronics — 1.6%
Benchmark Electronics, Inc.	47,286	1,179,786
Knowles Corp.†	224,613	3,564,608
OSI Systems, Inc.†	16,165	1,992,983
		6,737,377
Energy-Alternate Sources — 0.2%
Green Plains, Inc.†	25,894	644,242
REX American Resources Corp.†	6,337	310,640
		954,882
Engineering & Construction — 1.1%
Comfort Systems USA, Inc.	8,739	1,691,696
MYR Group, Inc.†	15,343	1,908,976
Primoris Services Corp.	27,782	843,461
		4,444,133
Entertainment — 1.2%
International Game Technology PLC#	27,087	724,036
Light & Wonder, Inc.†	37,671	3,330,870
SeaWorld Entertainment, Inc.†	24,527	1,199,370
		5,254,276
Food — 0.9%
Cal-Maine Foods, Inc.	4,155	199,107
John B. Sanfilippo & Son, Inc.	11,623	1,069,781
Simply Good Foods Co.†	11,536	446,905
Sprouts Farmers Market, Inc.†	35,472	1,528,134
United Natural Foods, Inc.†	33,864	492,721
		3,736,648
Gas — 1.6%
Chesapeake Utilities Corp.	9,006	860,974
New Jersey Resources Corp.	21,042	887,972
Northwest Natural Holding Co.	26,349	964,900
ONE Gas, Inc.	31,208	1,798,517
Southwest Gas Holdings, Inc.	11,973	707,724
Spire, Inc.	22,079	1,347,040
		6,567,127
Hand/Machine Tools — 0.0%
Luxfer Holdings PLC	8,971	74,011

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products — 1.1%
Alphatec Holdings, Inc.†	121,684	$ 1,444,389
Inari Medical, Inc.†	14,495	865,207
RxSight, Inc.†	83,546	2,519,747
		4,829,343
Healthcare-Services — 0.5%
Addus HomeCare Corp.†	10,738	936,353
Fulgent Genetics, Inc.†	21,893	603,809
ModivCare, Inc.†	17,125	646,640
		2,186,802
Home Builders — 2.9%
Forestar Group, Inc.†	55,678	1,699,849
Green Brick Partners, Inc.†	10,173	482,709
M/I Homes, Inc.†	25,722	2,713,928
Meritage Homes Corp.	21,148	2,988,213
Taylor Morrison Home Corp.†	67,061	3,024,451
Tri Pointe Homes, Inc.†	52,133	1,521,241
		12,430,391
Home Furnishings — 0.5%
Daktronics, Inc.†	116,219	1,212,164
Xperi, Inc.†	74,881	772,772
		1,984,936
Household Products/Wares — 0.6%
ACCO Brands Corp.	36,407	195,870
Central Garden & Pet Co., Class A†	54,515	1,977,804
Helen of Troy, Ltd.†	3,690	387,561
		2,561,235
Insurance — 3.1%
American Equity Investment Life Holding Co.†	24,973	1,377,511
CNO Financial Group, Inc.	20,745	549,743
Employers Holdings, Inc.	4,342	166,342
Enstar Group, Ltd.†	2,626	721,205
Essent Group, Ltd.	85,502	4,133,167
Jackson Financial, Inc., Class A	48,793	2,328,890
James River Group Holdings, Ltd.	15,048	135,131
NMI Holdings, Inc., Class A†	65,395	1,798,362
RLI Corp.	10,239	1,388,408
Skyward Specialty Insurance Group, Inc.†	14,422	471,599
		13,070,358
Internet — 0.6%
Cars.com, Inc.†	20,478	381,300
Entravision Communications Corp., Class A	176,623	701,193
Magnite, Inc.†	85,181	688,263
QuinStreet, Inc.†	45,325	566,109
		2,336,865
Iron/Steel — 0.9%
Commercial Metals Co.	76,515	3,468,425
Schnitzer Steel Industries, Inc., Class A	19,978	512,036
		3,980,461
Lodging — 0.3%
Bluegreen Vacations Holding Corp.	14,600	1,087,992
Full House Resorts, Inc.†	41,854	210,107
		1,298,099
Security Description	Shares or Principal Amount	Value

Machinery-Construction & Mining — 0.3%
Argan, Inc.	10,078	$ 470,038
Terex Corp.	19,578	969,111
		1,439,149
Machinery-Diversified — 0.5%
AGCO Corp.	15,142	1,719,071
Albany International Corp., Class A	2,835	243,300
		1,962,371
Media — 0.9%
AMC Networks, Inc., Class A†	39,556	602,833
Gray Television, Inc.	141,430	1,093,254
Liberty Latin America, Ltd., Class A†	30,584	207,054
Liberty Latin America, Ltd., Class C†	183,879	1,255,893
Thryv Holdings, Inc.†	29,016	516,195
		3,675,229
Metal Fabricate/Hardware — 1.0%
Mueller Industries, Inc.	72,740	3,020,892
Olympic Steel, Inc.	4,235	239,404
Ryerson Holding Corp.	24,581	761,274
		4,021,570
Mining — 0.7%
Constellium SE†	47,942	834,191
Hecla Mining Co.	230,376	1,147,273
Uranium Energy Corp.#†	170,572	1,112,129
		3,093,593
Miscellaneous Manufacturing — 0.3%
Enpro, Inc.	3,836	492,658
Myers Industries, Inc.	5,670	99,905
Sight Sciences, Inc.†	173,341	591,093
		1,183,656
Oil & Gas — 6.6%
California Resources Corp.	46,166	2,364,161
Chord Energy Corp.	19,066	3,091,361
Civitas Resources, Inc.	19,401	1,332,655
CNX Resources Corp.†	60,779	1,267,850
CVR Energy, Inc.	35,538	1,129,042
Delek US Holdings, Inc.	5,210	141,399
Gulfport Energy Corp.†	11,493	1,575,001
Helmerich & Payne, Inc.	27,729	1,004,622
Magnolia Oil & Gas Corp., Class A	9,474	203,691
Matador Resources Co.	50,930	2,947,828
Murphy Oil Corp.	64,936	2,777,313
Noble Corp. PLC	35,063	1,617,807
Ovintiv, Inc.	31,915	1,415,111
Par Pacific Holdings, Inc.†	10,839	371,452
Patterson-UTI Energy, Inc.	174,270	2,040,702
PBF Energy, Inc., Class A	21,737	965,123
SM Energy Co.	96,882	3,628,231
		27,873,349
Oil & Gas Services — 1.4%
ChampionX Corp.	15,072	441,911
Liberty Energy, Inc.	111,181	2,206,943
NOW, Inc.†	178,676	1,781,399
Oil States International, Inc.†	83,520	575,453
Select Water Solutions, Inc.	110,452	823,972
		5,829,678

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Packaging & Containers — 0.3%
Greif, Inc., Class A	12,374	$ 864,943
O-I Glass, Inc.†	23,679	349,502
		1,214,445
Pharmaceuticals — 1.4%
Agios Pharmaceuticals, Inc.†	32,451	721,386
BellRing Brands, Inc.†	52,659	2,785,661
Herbalife, Ltd.†	54,235	698,547
Nature's Sunshine Products, Inc.†	12,700	217,551
Prestige Consumer Healthcare, Inc.†	22,606	1,296,454
		5,719,599
REITS — 11.2%
Agree Realty Corp.	56,283	3,332,517
Alexander & Baldwin, Inc.	16,063	269,055
American Assets Trust, Inc.	12,173	245,164
Apple Hospitality REIT, Inc.	195,002	3,250,683
Armada Hoffler Properties, Inc.	25,814	283,438
Blackstone Mtg. Trust, Inc., Class A#	14,946	331,502
Brandywine Realty Trust	153,668	685,359
BrightSpire Capital, Inc.	110,688	751,572
Broadstone Net Lease, Inc.	120,200	1,923,200
CareTrust REIT, Inc.	33,317	768,956
Community Healthcare Trust, Inc.	14,833	401,974
COPT Defense Properties	98,251	2,377,674
DiamondRock Hospitality Co.	29,038	241,596
Dynex Capital, Inc.#	36,931	422,491
Ellington Financial, Inc.#	8,414	109,382
Equity Commonwealth	47,492	892,375
Essential Properties Realty Trust, Inc.	48,227	1,145,391
First Industrial Realty Trust, Inc.	9,505	447,210
Global Medical REIT, Inc.	19,344	194,020
Independence Realty Trust, Inc.	31,665	431,277
Innovative Industrial Properties, Inc.	7,032	574,233
InvenTrust Properties Corp.	40,756	983,035
Kite Realty Group Trust	113,439	2,395,832
KKR Real Estate Finance Trust, Inc.	37,496	470,950
Ladder Capital Corp.	126,029	1,412,785
MFA Financial, Inc.	178,983	1,933,016
PennyMac Mtg. Investment Trust	16,609	233,190
Phillips Edison & Co., Inc.	34,631	1,220,397
Plymouth Industrial REIT, Inc.	41,525	903,169
PotlatchDeltic Corp.	38,674	1,772,816
Ready Capital Corp.#	26,149	267,243
Regency Centers Corp.	3,345	209,999
Retail Opportunity Investments Corp.	210,997	2,715,531
RLJ Lodging Trust	120,140	1,284,297
RPT Realty	31,662	367,913
Ryman Hospitality Properties, Inc.	27,384	2,747,984
Sabra Health Care REIT, Inc.	149,908	2,188,657
SITE Centers Corp.	84,049	1,108,606
SL Green Realty Corp.	19,809	724,415
STAG Industrial, Inc.	63,637	2,281,387
Tanger, Inc.	9,075	226,512
Terreno Realty Corp.	30,274	1,728,948
UMH Properties, Inc.	32,380	457,206
Veris Residential, Inc.	29,659	429,759
Xenia Hotels & Resorts, Inc.	23,562	287,692
		47,430,408
Retail — 4.8%
Abercrombie & Fitch Co., Class A†	22,667	1,720,199
Academy Sports & Outdoors, Inc.	19,437	988,760
Security Description	Shares or Principal Amount	Value

Retail (continued)
Asbury Automotive Group, Inc.†	14,134	$ 2,965,596
Beacon Roofing Supply, Inc.†	43,663	3,508,759
BJ's Wholesale Club Holdings, Inc.†	4,745	306,432
BlueLinx Holdings, Inc.†	7,708	677,148
Caleres, Inc.	22,618	686,682
Carvana Co.#†	11,065	346,556
FirstCash Holdings, Inc.	14,906	1,669,472
GMS, Inc.†	22,805	1,542,530
Group 1 Automotive, Inc.	10,943	3,087,020
ODP Corp.†	32,952	1,500,964
Signet Jewelers, Ltd.#	17,669	1,452,038
		20,452,156
Savings & Loans — 0.5%
Banc of California, Inc.#	46,507	537,621
Brookline Bancorp, Inc.	31,081	296,202
HomeTrust Bancshares, Inc.	13,494	311,441
OceanFirst Financial Corp.	79,845	1,106,652
		2,251,916
Semiconductors — 1.2%
ACM Research, Inc., Class A#†	66,743	1,110,603
Synaptics, Inc.†	30,929	3,131,252
Veeco Instruments, Inc.†	34,475	983,572
		5,225,427
Software — 1.3%
Adeia, Inc.	94,707	870,357
Evolent Health, Inc., Class A†	59,344	1,649,763
ON24, Inc.	105,792	805,077
Veradigm, Inc.†	93,930	1,078,317
Verint Systems, Inc.†	37,701	926,314
		5,329,828
Telecommunications — 0.6%
ATN International, Inc.	5,166	157,253
Aviat Networks, Inc.†	11,240	340,685
EchoStar Corp., Class A#†	25,096	262,755
Gogo, Inc.†	61,098	612,813
NETGEAR, Inc.†	73,952	1,008,705
Telephone & Data Systems, Inc.	17,427	343,312
		2,725,523
Toys/Games/Hobbies — 0.1%
JAKKS Pacific, Inc.†	6,984	205,609
Transportation — 3.1%
ArcBest Corp.	21,132	2,518,723
Dorian LPG, Ltd.	55,265	2,341,025
Hub Group, Inc., Class A†	31,645	2,390,780
International Seaways, Inc.	30,049	1,371,436
Matson, Inc.	22,946	2,197,538
Radiant Logistics, Inc.†	76,383	459,062
Safe Bulkers, Inc.#	65,338	253,512
Teekay Tankers, Ltd., Class A	20,608	1,024,012
World Kinect Corp.	34,120	717,885
		13,273,973
Trucking & Leasing — 0.1%
GATX Corp.	4,102	447,118
Water — 0.3%
American States Water Co.	14,075	1,124,592
Total Long-Term Investment Securities (cost $391,555,466)		410,331,581

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio 5.36%(1)(2) (cost $1,293,724)	1,293,724	$ 1,293,724
REPURCHASE AGREEMENTS — 5.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 11/30/2023, to be repurchased 12/01/2023 in the amount of $21,558,860 and collateralized by $22,319,100 of United States Treasury Note, bearing interest at 3.75% due 04/15/2026 and having an approximate value of $21,989,244 (cost $21,557,902)	$21,557,902	21,557,902
TOTAL INVESTMENTS (cost $414,407,092)(3)	102.6%	433,183,207
Other assets less liabilities	(2.6)	(10,923,509)
NET ASSETS	100.0%	$422,259,698
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of November 30, 2023.
(2)	At November 30, 2023, the Fund had loaned securities with a total value of $5,830,898. This was secured by collateral of $1,293,724, which was received in cash and subsequently invested in short-term investments currently valued at $1,293,724 as reported in the Portfolio of Investments. Additional collateral of $4,778,839 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2023
Government National Mtg. Assoc.	1.75%	11/20/2051	$ 16,190
United States Treasury Bills	0.00%	12/19/2023 to 10/03/2024	36,327
United States Treasury Notes/Bonds	0.00% to 6.13%	12/31/2023 to 05/15/2053	4,726,322
(3)	See Note 4 for cost of investments on a tax basis.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
119	Long	E-Mini Russell 2000 Index	December 2023	$10,230,503	$10,782,590	$552,087
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$410,331,581	$ —	$—	$410,331,581
Short-Term Investments	1,293,724	—	—	1,293,724
Repurchase Agreements	—	21,557,902	—	21,557,902
Total Investments at Value	$411,625,305	$21,557,902	$—	$433,183,207
Other Financial Instruments:†
Futures Contracts	$ 552,087	$ —	$—	$ 552,087
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Stock Index Fund
PORTFOLIO PROFILE — November 30, 2023— (unaudited)

Industry Allocation*
Software	11.3%
Internet	10.4
Computers	8.4
Semiconductors	7.3
Pharmaceuticals	5.4
Retail	4.8
Insurance	3.8
Banks	3.7
Diversified Financial Services	3.5
Oil & Gas	3.2
Healthcare-Products	3.2
Healthcare-Services	2.3
Repurchase Agreements	2.2
REITS	2.2
Electric	2.2
Auto Manufacturers	2.1
Telecommunications	1.7
Commercial Services	1.7
Chemicals	1.5
Beverages	1.5
Aerospace/Defense	1.5
Biotechnology	1.4
Transportation	1.3
Cosmetics/Personal Care	1.2
Short-Term Investments	1.2
Media	1.1
Miscellaneous Manufacturing	0.9
Food	0.9
Electronics	0.9
Machinery-Diversified	0.7
Agriculture	0.7
Building Materials	0.5
Electrical Components & Equipment	0.5
Apparel	0.4
Oil & Gas Services	0.4
Pipelines	0.3
Distribution/Wholesale	0.3
Lodging	0.3
Machinery-Construction & Mining	0.3
Environmental Control	0.3
Home Builders	0.3
Mining	0.2
Household Products/Wares	0.2
Private Equity	0.2
Airlines	0.2
Packaging & Containers	0.2
Iron/Steel	0.2
Leisure Time	0.1
Energy-Alternate Sources	0.1
Auto Parts & Equipment	0.1
Hand/Machine Tools	0.1
Advertising	0.1
Gas	0.1
Water	0.1
Real Estate	0.1
Entertainment	0.1
99.9%
*	Calculated as a percentage of net assets

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.5%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	55,804	$ 1,715,415
Omnicom Group, Inc.	28,642	2,309,404
		4,024,819
Aerospace/Defense — 1.5%
Boeing Co.†	82,200	19,039,986
General Dynamics Corp.	32,854	8,113,952
Howmet Aerospace, Inc.	56,770	2,986,102
L3Harris Technologies, Inc.	27,419	5,231,819
Lockheed Martin Corp.	32,492	14,548,943
Northrop Grumman Corp.	20,618	9,796,849
RTX Corp.	211,006	17,192,769
TransDigm Group, Inc.	8,000	7,702,960
		84,613,380
Agriculture — 0.7%
Altria Group, Inc.	257,265	10,815,421
Archer-Daniels-Midland Co.	77,719	5,730,222
Bunge Global SA	21,839	2,399,451
Philip Morris International, Inc.	225,043	21,010,014
		39,955,108
Airlines — 0.2%
Alaska Air Group, Inc.†	18,444	697,367
American Airlines Group, Inc.#†	94,718	1,177,345
Delta Air Lines, Inc.	93,276	3,444,683
Southwest Airlines Co.	86,349	2,207,944
United Airlines Holdings, Inc.†	47,547	1,873,352
		9,400,691
Apparel — 0.4%
NIKE, Inc., Class B	177,599	19,583,842
Ralph Lauren Corp.	5,855	757,520
Tapestry, Inc.	33,604	1,064,238
VF Corp.	47,918	801,668
		22,207,268
Auto Manufacturers — 2.1%
Cummins, Inc.	20,535	4,603,125
Ford Motor Co.	569,930	5,847,482
General Motors Co.	199,465	6,303,094
PACCAR, Inc.	75,791	6,959,130
Tesla, Inc.†	400,316	96,107,865
		119,820,696
Auto Parts & Equipment — 0.1%
Aptiv PLC†	41,001	3,396,523
BorgWarner, Inc.	34,077	1,148,054
		4,544,577
Banks — 3.7%
Bank of America Corp.	1,002,226	30,557,871
Bank of New York Mellon Corp.	112,900	5,455,328
Citigroup, Inc.	279,168	12,869,645
Citizens Financial Group, Inc.	68,468	1,867,122
Comerica, Inc.	19,104	863,883
Fifth Third Bancorp	98,708	2,857,597
Goldman Sachs Group, Inc.	47,792	16,322,880
Huntington Bancshares, Inc.	209,899	2,363,463
JPMorgan Chase & Co.	421,294	65,755,568
KeyCorp	135,680	1,681,075
M&T Bank Corp.	24,050	3,082,488
Morgan Stanley	184,962	14,674,885
Security Description	Shares or Principal Amount	Value

Banks (continued)
Northern Trust Corp.	30,009	$ 2,378,213
PNC Financial Services Group, Inc.	57,735	7,734,181
Regions Financial Corp.	136,036	2,269,080
State Street Corp.	46,193	3,363,774
Truist Financial Corp.	193,096	6,206,105
US Bancorp	225,713	8,604,180
Wells Fargo & Co.	530,413	23,651,116
Zions Bancorp NA	21,477	765,225
		213,323,679
Beverages — 1.5%
Brown-Forman Corp., Class B	26,524	1,558,020
Coca-Cola Co.	564,209	32,972,374
Constellation Brands, Inc., Class A	23,384	5,623,618
Keurig Dr Pepper, Inc.	145,843	4,604,264
Molson Coors Beverage Co., Class B	26,908	1,655,918
Monster Beverage Corp.†	107,819	5,946,218
PepsiCo, Inc.	199,563	33,584,457
		85,944,869
Biotechnology — 1.4%
Amgen, Inc.	77,544	20,908,964
Biogen, Inc.†	20,995	4,914,510
Bio-Rad Laboratories, Inc., Class A†	3,027	922,993
Corteva, Inc.	102,894	4,650,809
Gilead Sciences, Inc.	180,634	13,836,564
Illumina, Inc.†	22,949	2,339,651
Incyte Corp.†	26,963	1,465,169
Moderna, Inc.†	48,002	3,729,755
Regeneron Pharmaceuticals, Inc.†	15,474	12,747,636
Vertex Pharmaceuticals, Inc.†	37,416	13,275,571
		78,791,622
Building Materials — 0.5%
Carrier Global Corp.	121,431	6,309,555
Johnson Controls International PLC	98,626	5,207,453
Martin Marietta Materials, Inc.	8,960	4,162,726
Masco Corp.	32,607	1,974,354
Mohawk Industries, Inc.†	7,663	676,720
Trane Technologies PLC	33,111	7,463,550
Vulcan Materials Co.	19,262	4,113,593
		29,907,951
Chemicals — 1.5%
Air Products & Chemicals, Inc.	32,205	8,713,063
Albemarle Corp.#	17,012	2,063,045
Celanese Corp.#	14,509	2,011,818
CF Industries Holdings, Inc.	27,972	2,102,096
Dow, Inc.	101,925	5,274,619
DuPont de Nemours, Inc.	66,550	4,760,987
Eastman Chemical Co.	17,187	1,440,786
Ecolab, Inc.	36,776	7,051,062
FMC Corp.	18,083	970,334
International Flavors & Fragrances, Inc.	37,004	2,789,361
Linde PLC	70,737	29,268,848
LyondellBasell Industries NV, Class A	37,129	3,530,968
Mosaic Co.	48,171	1,728,857
PPG Industries, Inc.	34,142	4,847,823
Sherwin-Williams Co.	34,297	9,562,004
		86,115,671
Commercial Services — 1.7%
Automatic Data Processing, Inc.	59,726	13,732,202
Cintas Corp.	12,537	6,936,095

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
CoStar Group, Inc.†	59,197	$ 4,915,719
Equifax, Inc.	17,791	3,873,279
FleetCor Technologies, Inc.†	10,722	2,578,641
Gartner, Inc.†	11,427	4,968,917
Global Payments, Inc.	37,691	4,388,740
MarketAxess Holdings, Inc.	5,462	1,311,535
Moody's Corp.	22,878	8,349,555
PayPal Holdings, Inc.†	159,182	9,170,475
Quanta Services, Inc.	21,049	3,963,737
Robert Half, Inc.	15,524	1,272,657
Rollins, Inc.	40,704	1,658,281
S&P Global, Inc.	47,173	19,615,949
United Rentals, Inc.	9,899	4,712,122
Verisk Analytics, Inc.	21,025	5,076,066
		96,523,970
Computers — 8.4%
Accenture PLC, Class A	91,446	30,464,320
Apple, Inc.	2,130,501	404,688,665
Cognizant Technology Solutions Corp., Class A	73,216	5,152,942
EPAM Systems, Inc.†	8,403	2,169,571
Fortinet, Inc.†	94,496	4,966,710
Hewlett Packard Enterprise Co.	187,231	3,166,076
HP, Inc.	125,782	3,690,444
International Business Machines Corp.	132,068	20,940,702
Leidos Holdings, Inc.	19,912	2,136,956
NetApp, Inc.	30,562	2,793,061
Seagate Technology Holdings PLC	27,961	2,211,715
Western Digital Corp.†	46,381	2,240,666
		484,621,828
Cosmetics/Personal Care — 1.2%
Colgate-Palmolive Co.	119,845	9,440,190
Estee Lauder Cos., Inc., Class A	33,614	4,292,172
Kenvue, Inc.	249,841	5,106,750
Procter & Gamble Co.	341,738	52,463,618
		71,302,730
Distribution/Wholesale — 0.3%
Copart, Inc.†	125,970	6,326,213
Fastenal Co.	82,826	4,967,075
LKQ Corp.	38,788	1,727,230
Pool Corp.	5,661	1,966,179
WW Grainger, Inc.	6,451	5,071,712
		20,058,409
Diversified Financial Services — 3.5%
American Express Co.	84,344	14,403,425
Ameriprise Financial, Inc.	14,878	5,259,522
BlackRock, Inc.	20,346	15,284,525
Capital One Financial Corp.	55,297	6,174,463
Cboe Global Markets, Inc.	15,297	2,786,960
Charles Schwab Corp.	215,568	13,218,630
CME Group, Inc.	52,152	11,387,911
Discover Financial Services	36,235	3,369,855
Franklin Resources, Inc.	41,232	1,022,554
Intercontinental Exchange, Inc.	82,972	9,445,532
Invesco, Ltd.	65,036	928,064
Mastercard, Inc., Class A	120,617	49,914,933
Nasdaq, Inc.	49,146	2,744,313
Raymond James Financial, Inc.	27,248	2,865,127
Synchrony Financial	60,624	1,961,793
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
T. Rowe Price Group, Inc.	32,516	$ 3,255,827
Visa, Inc., Class A	232,936	59,790,012
		203,813,446
Electric — 2.2%
AES Corp.	97,076	1,670,678
Alliant Energy Corp.	36,637	1,852,733
Ameren Corp.	38,091	2,955,481
American Electric Power Co., Inc.	74,685	5,941,192
CenterPoint Energy, Inc.	91,503	2,586,790
CMS Energy Corp.	42,292	2,400,494
Consolidated Edison, Inc.	50,004	4,505,860
Constellation Energy Corp.	46,621	5,643,006
Dominion Energy, Inc.	121,307	5,500,059
DTE Energy Co.	29,889	3,111,744
Duke Energy Corp.	111,729	10,310,352
Edison International	55,565	3,722,299
Entergy Corp.	30,655	3,108,724
Evergy, Inc.	33,300	1,699,632
Eversource Energy	50,607	3,006,562
Exelon Corp.	144,277	5,556,107
FirstEnergy Corp.	74,808	2,763,408
NextEra Energy, Inc.	293,377	17,165,488
NRG Energy, Inc.	33,215	1,589,006
PG&E Corp.†	303,167	5,205,377
Pinnacle West Capital Corp.	16,427	1,231,039
PPL Corp.	106,856	2,791,079
Public Service Enterprise Group, Inc.	72,356	4,517,185
Sempra	91,230	6,647,930
Southern Co.	158,096	11,221,654
WEC Energy Group, Inc.	45,729	3,823,859
Xcel Energy, Inc.	79,956	4,864,523
		125,392,261
Electrical Components & Equipment — 0.5%
AMETEK, Inc.	33,446	5,191,822
Eaton Corp. PLC	57,843	13,170,273
Emerson Electric Co.	82,850	7,365,365
Generac Holdings, Inc.†	9,023	1,056,323
		26,783,783
Electronics — 0.9%
Allegion PLC	12,725	1,349,995
Amphenol Corp., Class A	86,468	7,867,723
Fortive Corp.	51,033	3,520,256
Garmin, Ltd.	22,204	2,714,217
Honeywell International, Inc.	96,254	18,858,084
Hubbell, Inc.	7,775	2,332,500
Keysight Technologies, Inc.†	25,858	3,513,844
Mettler-Toledo International, Inc.†	3,170	3,461,418
TE Connectivity, Ltd.	45,512	5,962,072
Trimble, Inc.†	35,999	1,670,354
		51,250,463
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	19,767	1,996,862
First Solar, Inc.†	15,487	2,443,539
SolarEdge Technologies, Inc.#†	8,199	650,837
		5,091,238
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	18,254	2,321,544

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment — 0.1%
Caesars Entertainment, Inc.†	31,211	$ 1,395,756
Live Nation Entertainment, Inc.†	20,554	1,731,058
		3,126,814
Environmental Control — 0.3%
Pentair PLC	23,936	1,544,829
Republic Services, Inc.	29,808	4,824,127
Veralto Corp.†	31,754	2,452,996
Waste Management, Inc.	53,436	9,137,022
		17,958,974
Food — 0.9%
Campbell Soup Co.	28,521	1,145,974
Conagra Brands, Inc.	69,276	1,959,818
General Mills, Inc.	84,834	5,400,532
Hershey Co.	21,724	4,082,374
Hormel Foods Corp.	41,972	1,283,924
J.M. Smucker Co.	15,381	1,687,757
Kellanova	38,215	2,007,816
Kraft Heinz Co.	115,743	4,063,737
Kroger Co.	95,727	4,237,834
Lamb Weston Holdings, Inc.	21,136	2,114,234
McCormick & Co., Inc.	36,402	2,359,942
Mondelez International, Inc., Class A	197,219	14,014,382
Sysco Corp.	73,226	5,284,720
Tyson Foods, Inc., Class A	41,396	1,938,989
		51,582,033
Forest Products & Paper — 0.0%
International Paper Co.	50,159	1,852,873
Gas — 0.1%
Atmos Energy Corp.	21,522	2,449,419
NiSource, Inc.	59,909	1,536,067
		3,985,486
Hand/Machine Tools — 0.1%
Snap-on, Inc.	7,671	2,107,147
Stanley Black & Decker, Inc.	22,214	2,019,253
		4,126,400
Healthcare-Products — 3.2%
Abbott Laboratories	251,574	26,236,652
Agilent Technologies, Inc.	42,821	5,472,524
Align Technology, Inc.†	10,318	2,205,988
Baxter International, Inc.	73,413	2,648,741
Bio-Techne Corp.	22,824	1,435,630
Boston Scientific Corp.†	212,268	11,863,658
Cooper Cos., Inc.	7,177	2,418,075
Danaher Corp.	95,264	21,273,404
DENTSPLY SIRONA, Inc.	30,692	974,471
Edwards Lifesciences Corp.†	88,129	5,967,215
GE HealthCare Technologies, Inc.	56,706	3,882,093
Hologic, Inc.†	35,509	2,531,792
IDEXX Laboratories, Inc.†	12,034	5,605,678
Insulet Corp.†	10,122	1,913,969
Intuitive Surgical, Inc.†	50,936	15,832,946
Medtronic PLC	192,977	15,297,287
ResMed, Inc.	21,301	3,359,807
Revvity, Inc.	17,996	1,599,844
STERIS PLC	14,301	2,873,643
Stryker Corp.	49,000	14,520,170
Teleflex, Inc.	6,812	1,537,400
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Thermo Fisher Scientific, Inc.	55,951	$ 27,738,268
Waters Corp.†	8,568	2,404,266
West Pharmaceutical Services, Inc.	10,708	3,755,938
Zimmer Biomet Holdings, Inc.	30,293	3,523,379
		186,872,838
Healthcare-Services — 2.3%
Catalent, Inc.†	26,134	1,015,306
Centene Corp.†	78,498	5,783,733
Charles River Laboratories International, Inc.†	7,433	1,464,896
DaVita, Inc.†	7,807	792,098
Elevance Health, Inc.	34,162	16,380,337
HCA Healthcare, Inc.	29,178	7,308,506
Humana, Inc.	17,963	8,709,540
IQVIA Holdings, Inc.†	26,547	5,683,713
Laboratory Corp. of America Holdings	12,844	2,785,992
Molina Healthcare, Inc.†	8,452	3,089,713
Quest Diagnostics, Inc.	16,271	2,232,869
UnitedHealth Group, Inc.	134,286	74,256,129
Universal Health Services, Inc., Class B	9,008	1,238,420
		130,741,252
Home Builders — 0.3%
D.R. Horton, Inc.	44,139	5,635,226
Lennar Corp., Class A	36,609	4,683,023
NVR, Inc.†	473	2,911,500
PulteGroup, Inc.	31,813	2,812,905
		16,042,654
Home Furnishings — 0.0%
Whirlpool Corp.	7,947	865,428
Household Products/Wares — 0.2%
Avery Dennison Corp.	11,682	2,272,149
Church & Dwight Co., Inc.	35,669	3,446,695
Clorox Co.	17,951	2,573,276
Kimberly-Clark Corp.	49,027	6,066,111
		14,358,231
Insurance — 3.8%
Aflac, Inc.	78,370	6,481,983
Allstate Corp.	37,920	5,228,030
American International Group, Inc.(1)	103,204	6,791,855
Aon PLC, Class A	29,410	9,660,891
Arch Capital Group, Ltd.†	54,067	4,524,867
Arthur J. Gallagher & Co.	31,242	7,779,258
Assurant, Inc.	7,687	1,291,570
Berkshire Hathaway, Inc., Class B†	264,379	95,176,440
Brown & Brown, Inc.	34,126	2,550,577
Chubb, Ltd.	59,544	13,661,180
Cincinnati Financial Corp.	22,739	2,337,342
Everest Group, Ltd.	6,292	2,583,181
Globe Life, Inc.	12,606	1,552,177
Hartford Financial Services Group, Inc.	44,334	3,465,145
Loews Corp.	26,807	1,884,264
Marsh & McLennan Cos., Inc.	71,608	14,280,067
MetLife, Inc.	91,577	5,827,044
Principal Financial Group, Inc.	32,238	2,380,132
Progressive Corp.	84,856	13,918,930
Prudential Financial, Inc.	52,624	5,145,575
Travelers Cos., Inc.	33,190	5,994,778
W.R. Berkley Corp.	29,493	2,139,717
Willis Towers Watson PLC	15,196	3,742,775
		218,397,778

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet — 10.4%
Airbnb, Inc., Class A†	61,809	$ 7,808,949
Alphabet, Inc., Class A†	860,105	113,989,716
Alphabet, Inc., Class C†	731,643	97,981,630
Amazon.com, Inc.†	1,316,270	192,293,884
Booking Holdings, Inc.†	5,174	16,172,372
Cars.com, Inc.†	1	19
CDW Corp.	19,433	4,098,031
eBay, Inc.	77,147	3,163,798
Etsy, Inc.†	17,833	1,351,920
Expedia Group, Inc.†	19,983	2,721,285
F5, Inc.†	8,598	1,471,892
Gen Digital, Inc.	81,575	1,801,176
Match Group, Inc.†	40,314	1,305,367
Meta Platforms, Inc., Class A†	322,207	105,410,020
Netflix, Inc.†	64,243	30,449,255
Palo Alto Networks, Inc.†	44,340	13,084,290
VeriSign, Inc.†	13,008	2,760,298
		595,863,902
Iron/Steel — 0.2%
Nucor Corp.	36,057	6,128,608
Steel Dynamics, Inc.	22,573	2,689,122
		8,817,730
Leisure Time — 0.1%
Carnival Corp.†	146,034	2,199,272
Norwegian Cruise Line Holdings, Ltd.#†	61,674	941,762
Royal Caribbean Cruises, Ltd.†	34,166	3,671,478
		6,812,512
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	37,912	6,351,018
Las Vegas Sands Corp.	53,515	2,468,112
Marriott International, Inc., Class A	36,318	7,361,658
MGM Resorts International	40,695	1,605,011
Wynn Resorts, Ltd.	14,040	1,185,257
		18,971,056
Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	73,955	18,541,998
Machinery-Diversified — 0.7%
Deere & Co.	39,529	14,404,763
Dover Corp.	20,277	2,862,301
IDEX Corp.	10,960	2,210,413
Ingersoll Rand, Inc.	58,626	4,187,655
Nordson Corp.	7,849	1,847,184
Otis Worldwide Corp.	59,691	5,120,891
Rockwell Automation, Inc.	16,651	4,586,351
Westinghouse Air Brake Technologies Corp.	25,968	3,026,830
Xylem, Inc.	34,913	3,670,404
		41,916,792
Media — 1.1%
Charter Communications, Inc., Class A†	14,754	5,903,518
Comcast Corp., Class A	596,650	24,993,668
FactSet Research Systems, Inc.	5,530	2,507,634
Fox Corp., Class A	36,776	1,086,363
Fox Corp., Class B	19,125	528,997
News Corp., Class A	55,226	1,217,181
News Corp., Class B#	16,745	385,805
Paramount Global, Class B	69,907	1,004,564
Security Description	Shares or Principal Amount	Value

Media (continued)
Walt Disney Co.†	265,263	$ 24,587,227
Warner Bros. Discovery, Inc.†	321,546	3,360,156
		65,575,113
Mining — 0.2%
Freeport-McMoRan, Inc.	207,834	7,756,365
Newmont Corp.	167,067	6,714,423
		14,470,788
Miscellaneous Manufacturing — 0.9%
3M Co.	80,022	7,927,779
A.O. Smith Corp.	18,062	1,361,152
Axon Enterprise, Inc.†	10,188	2,341,916
General Electric Co.	157,782	19,217,848
Illinois Tool Works, Inc.	39,892	9,662,241
Parker-Hannifin Corp.	18,599	8,056,715
Teledyne Technologies, Inc.†	6,824	2,749,799
Textron, Inc.	28,714	2,201,215
		53,518,665
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	7,442	1,763,605
Oil & Gas — 3.2%
APA Corp.	44,544	1,603,584
Chevron Corp.	257,214	36,935,930
ConocoPhillips	173,600	20,062,952
Coterra Energy, Inc.	109,808	2,882,460
Devon Energy Corp.	92,882	4,176,904
Diamondback Energy, Inc.	25,923	4,002,770
EOG Resources, Inc.	84,410	10,388,339
EQT Corp.	52,429	2,095,063
Exxon Mobil Corp.	586,541	60,261,222
Hess Corp.	40,062	5,631,115
Marathon Oil Corp.	87,806	2,232,907
Marathon Petroleum Corp.	57,965	8,647,798
Occidental Petroleum Corp.	96,189	5,689,579
Phillips 66	64,553	8,320,236
Pioneer Natural Resources Co.	33,798	7,828,969
Valero Energy Corp.	51,194	6,417,680
		187,177,508
Oil & Gas Services — 0.4%
Baker Hughes Co.	146,369	4,939,954
Halliburton Co.	130,262	4,823,602
Schlumberger NV	206,029	10,721,749
		20,485,305
Packaging & Containers — 0.2%
Amcor PLC	213,315	2,022,226
Ball Corp.	45,674	2,525,316
Packaging Corp. of America	13,035	2,190,010
Sealed Air Corp.	20,932	698,710
WestRock Co.	37,153	1,529,589
		8,965,851
Pharmaceuticals — 5.4%
AbbVie, Inc.	255,878	36,434,468
Becton Dickinson & Co.	42,057	9,933,022
Bristol-Myers Squibb Co.	302,857	14,955,079
Cardinal Health, Inc.	36,909	3,952,216
Cencora, Inc.	24,168	4,915,046
Cigna Group	42,908	11,279,655
CVS Health Corp.	186,199	12,652,222
Dexcom, Inc.†	56,230	6,495,689

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Eli Lilly & Co.	115,600	$ 68,324,224
Henry Schein, Inc.†	18,931	1,263,266
Johnson & Johnson	349,089	53,990,105
McKesson Corp.	19,557	9,202,742
Merck & Co., Inc.	367,864	37,698,703
Pfizer, Inc.	818,493	24,939,482
Viatris, Inc.	173,896	1,596,365
Zoetis, Inc.	66,732	11,789,542
		309,421,826
Pipelines — 0.3%
Kinder Morgan, Inc.	281,024	4,937,591
ONEOK, Inc.	84,441	5,813,763
Targa Resources Corp.	32,431	2,933,384
Williams Cos., Inc.	176,344	6,487,696
		20,172,434
Private Equity — 0.2%
Blackstone, Inc.	102,892	11,561,974
Real Estate — 0.1%
CBRE Group, Inc., Class A†	44,917	3,546,646
REITS — 2.2%
Alexandria Real Estate Equities, Inc.	22,575	2,469,705
American Tower Corp.	67,579	14,109,144
AvalonBay Communities, Inc.	20,588	3,560,489
Boston Properties, Inc.	20,921	1,191,033
Camden Property Trust	15,479	1,397,135
Crown Castle, Inc.	62,870	7,373,394
Digital Realty Trust, Inc.	43,884	6,090,221
Equinix, Inc.	13,564	11,054,796
Equity Residential	50,003	2,842,170
Essex Property Trust, Inc.	9,305	1,986,245
Extra Space Storage, Inc.	30,629	3,986,977
Federal Realty Investment Trust	10,637	1,016,791
Healthpeak Properties, Inc.	79,306	1,373,580
Host Hotels & Resorts, Inc.	103,161	1,802,223
Invitation Homes, Inc.	83,392	2,781,957
Iron Mountain, Inc.	42,310	2,714,186
Kimco Realty Corp.	89,864	1,736,172
Mid-America Apartment Communities, Inc.	16,915	2,105,579
Prologis, Inc.	133,932	15,392,805
Public Storage	22,941	5,936,213
Realty Income Corp.	102,753	5,544,552
Regency Centers Corp.	23,821	1,495,482
SBA Communications Corp.	15,712	3,880,235
Simon Property Group, Inc.	47,433	5,923,907
UDR, Inc.	43,943	1,467,696
Ventas, Inc.	58,333	2,673,985
VICI Properties, Inc.	146,916	4,391,319
Welltower, Inc.	80,236	7,149,028
Weyerhaeuser Co.	105,936	3,321,094
		126,768,113
Retail — 4.8%
AutoZone, Inc.†	2,632	6,869,336
Bath & Body Works, Inc.	33,185	1,082,495
Best Buy Co., Inc.	28,154	1,997,245
CarMax, Inc.†	22,936	1,466,528
Chipotle Mexican Grill, Inc.†	3,999	8,806,798
Costco Wholesale Corp.	64,243	38,079,396
Darden Restaurants, Inc.	17,523	2,741,824
Dollar General Corp.	31,798	4,169,354
Security Description	Shares or Principal Amount	Value

Retail (continued)
Dollar Tree, Inc.†	30,352	$ 3,751,204
Domino's Pizza, Inc.	5,088	1,999,024
Genuine Parts Co.	20,359	2,703,268
Home Depot, Inc.	145,749	45,690,854
Lowe's Cos., Inc.	84,950	16,890,608
Lululemon Athletica, Inc.†	16,763	7,489,708
McDonald's Corp.	105,649	29,776,114
O'Reilly Automotive, Inc.†	8,756	8,601,719
Ross Stores, Inc.	49,385	6,438,816
Starbucks Corp.	166,048	16,488,566
Target Corp.	66,912	8,953,495
TJX Cos., Inc.	166,605	14,679,566
Tractor Supply Co.#	15,774	3,202,280
Ulta Beauty, Inc.†	7,220	3,075,648
Walgreens Boots Alliance, Inc.	103,872	2,071,208
Walmart, Inc.	206,901	32,212,417
Yum! Brands, Inc.	40,622	5,100,092
		274,337,563
Semiconductors — 7.3%
Advanced Micro Devices, Inc.†	234,223	28,378,459
Analog Devices, Inc.	72,690	13,329,892
Applied Materials, Inc.	121,738	18,233,918
Broadcom, Inc.	63,627	58,901,423
Intel Corp.	607,133	27,138,845
KLA Corp.	19,820	10,794,368
Lam Research Corp.	19,324	13,834,438
Microchip Technology, Inc.	78,912	6,584,417
Micron Technology, Inc.	158,786	12,086,790
Monolithic Power Systems, Inc.	6,926	3,800,435
NVIDIA Corp.	358,075	167,471,678
NXP Semiconductors NV	37,373	7,627,082
ON Semiconductor Corp.†	62,559	4,462,333
Qorvo, Inc.†	14,194	1,369,721
QUALCOMM, Inc.	161,786	20,878,483
Skyworks Solutions, Inc.	23,107	2,239,762
Teradyne, Inc.	22,327	2,059,219
Texas Instruments, Inc.	131,628	20,100,912
		419,292,175
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	5,780	1,369,976
Software — 11.3%
Adobe, Inc.†	66,077	40,373,708
Akamai Technologies, Inc.†	22,035	2,545,704
ANSYS, Inc.†	12,582	3,691,056
Autodesk, Inc.†	30,984	6,767,835
Broadridge Financial Solutions, Inc.	17,123	3,318,780
Cadence Design Systems, Inc.†	39,401	10,767,111
Ceridian HCM Holding, Inc.†	22,559	1,554,315
Electronic Arts, Inc.	35,739	4,932,339
Fair Isaac Corp.†	3,604	3,919,710
Fidelity National Information Services, Inc.	85,889	5,036,531
Fiserv, Inc.†	88,376	11,542,789
Intuit, Inc.	40,600	23,201,276
Jack Henry & Associates, Inc.	10,565	1,676,560
Microsoft Corp.	1,077,091	408,120,551
MSCI, Inc.	11,466	5,972,066
Oracle Corp.	228,222	26,521,679
Paychex, Inc.	46,519	5,673,922
Paycom Software, Inc.	7,141	1,297,234
PTC, Inc.†	17,227	2,710,841
Roper Technologies, Inc.	15,470	8,326,727

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Salesforce, Inc.†	141,201	$ 35,568,532
ServiceNow, Inc.†	29,574	20,280,075
Synopsys, Inc.†	22,059	11,983,111
Take-Two Interactive Software, Inc.†	22,897	3,622,305
Tyler Technologies, Inc.†	6,100	2,493,924
		651,898,681
Telecommunications — 1.7%
Arista Networks, Inc.†	36,353	7,987,118
AT&T, Inc.	1,036,389	17,172,966
Cisco Systems, Inc.	590,760	28,580,969
Corning, Inc.	111,291	3,170,681
Juniper Networks, Inc.	46,587	1,325,400
Motorola Solutions, Inc.	24,213	7,817,651
T-Mobile US, Inc.	75,042	11,290,069
Verizon Communications, Inc.	609,459	23,360,563
		100,705,417
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	18,906	877,427
Transportation — 1.3%
C.H. Robinson Worldwide, Inc.	16,879	1,384,922
CSX Corp.	290,857	9,394,681
Expeditors International of Washington, Inc.	21,441	2,580,210
FedEx Corp.	33,544	8,682,194
JB Hunt Transport Services, Inc.	11,836	2,192,856
Norfolk Southern Corp.	32,910	7,179,646
Old Dominion Freight Line, Inc.	12,989	5,053,500
Union Pacific Corp.	88,353	19,903,280
United Parcel Service, Inc., Class B	104,853	15,896,763
		72,268,052
Water — 0.1%
American Water Works Co., Inc.	28,221	3,720,657
Total Long-Term Investment Securities (cost $2,037,548,179)		5,554,542,530
SHORT-TERM INVESTMENTS — 1.2%
Unaffiliated Investment Companies — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 5.36%(2)(3)	2,143,512	2,143,512
U.S. Government — 1.1%
United States Treasury Bills
5.25%, 02/08/2024	$ 50,000,000	49,497,833
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
5.27%, 01/02/2024(4)	$ 2,540,000	$ 2,528,067
5.28%, 12/21/2023(4)	12,800,000	12,762,547
		64,788,447
Total Short-Term Investments (cost $66,931,367)		66,931,959
REPURCHASE AGREEMENTS — 2.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 11/30/2023, to be repurchased 12/01/2023 in the amount of $129,781,461 and collateralized by $110,766,800 of United States Treasury Notes, bearing interest at 3.75% due 04/15/2026 and by $25,346,400 of United States Treasury Notes, bearing interest at 0.75% due 03/31/2026 and having an approximate combined value of $132,371,229 (cost $129,775,694)	129,775,694	129,775,694
TOTAL INVESTMENTS (cost $2,234,255,240)(5)	99.9%	5,751,250,183
Other assets less liabilities	0.1	4,561,490
NET ASSETS	100.0%	$5,755,811,673
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Security represents an investment in an affiliated company (see Note 8)
(2)	The rate shown is the 7-day yield as of November 30, 2023.
(3)	At November 30, 2023, the Fund had loaned securities with a total value of $9,405,286. This was secured by collateral of $2,143,512, which was received in cash and subsequently invested in short-term investments currently valued at $2,143,512 as reported in the Portfolio of Investments. Additional collateral of $7,410,108 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2023
United States Treasury Bills	0.00%	10/03/2024	$ 236
United States Treasury Notes/Bonds	0.00% to 6.13%	12/31/2023 to 05/15/2053	7,409,872
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 4 for cost of investments on a tax basis.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
875	Long	S&P 500 E-Mini Index	December 2023	$198,578,555	$200,232,813	$1,654,258
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$5,554,542,530	$ —	$—	$5,554,542,530
Short-Term Investments:
U.S. Government	—	64,788,447	—	64,788,447
Other Short-Term Investments	2,143,512	—	—	2,143,512
Repurchase Agreements	—	129,775,694	—	129,775,694
Total Investments at Value	$5,556,686,042	$194,564,141	$—	$5,751,250,183
Other Financial Instruments:†
Futures Contracts	$ 1,654,258	$ —	$—	$ 1,654,258
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Systematic Core Fund
PORTFOLIO PROFILE — November 30, 2023— (unaudited)

Industry Allocation*
Software	10.9%
Internet	9.1
Computers	8.5
Retail	7.1
Semiconductors	6.1
Pharmaceuticals	5.3
Insurance	4.2
Diversified Financial Services	3.8
Healthcare-Services	2.9
Oil & Gas	2.8
Banks	2.8
Healthcare-Products	2.4
Food	2.0
Commercial Services	2.0
Media	1.7
REITS	1.7
Electric	1.7
Unaffiliated Investment Companies	1.7
Biotechnology	1.7
Telecommunications	1.5
Beverages	1.3
Auto Manufacturers	1.2
Chemicals	1.2
Cosmetics/Personal Care	1.2
Transportation	1.2
Building Materials	1.1
Machinery-Diversified	1.1
Electronics	1.1
Distribution/Wholesale	1.1
Miscellaneous Manufacturing	1.1
Aerospace/Defense	1.0
Apparel	0.8
Iron/Steel	0.7
Home Builders	0.7
Agriculture	0.5
Electrical Components & Equipment	0.5
Pipelines	0.4
Packaging & Containers	0.4
Short-Term Investments	0.3
Household Products/Wares	0.3
Lodging	0.3
Hand/Machine Tools	0.3
Entertainment	0.3
Environmental Control	0.2
Auto Parts & Equipment	0.2
Machinery-Construction & Mining	0.2
Home Furnishings	0.2
Engineering & Construction	0.2
Leisure Time	0.1
Gas	0.1
Oil & Gas Services	0.1
Shipbuilding	0.1
Metal Fabricate/Hardware	0.1
Advertising	0.1
Water	0.1
Toys/Games/Hobbies	0.1
Private Equity	0.1
Real Estate	0.1
Savings & Loans	0.1
100.1%
*	Calculated as a percentage of net assets

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.1%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	6,177	$ 189,881
Omnicom Group, Inc.	3,298	265,918
		455,799
Aerospace/Defense — 1.0%
Boeing Co.†	2,944	681,919
Curtiss-Wright Corp.	1,760	376,464
General Dynamics Corp.	2,330	575,440
HEICO Corp.	848	145,034
HEICO Corp., Class A	1,387	190,588
Hexcel Corp.	1,798	124,619
Howmet Aerospace, Inc.	3,884	204,298
L3Harris Technologies, Inc.	2,103	401,274
Lockheed Martin Corp.	1,891	846,733
Northrop Grumman Corp.	1,021	485,138
RTX Corp.	10,786	878,843
TransDigm Group, Inc.	398	383,222
		5,293,572
Agriculture — 0.5%
Altria Group, Inc.	13,711	576,410
Archer-Daniels-Midland Co.	6,965	513,530
Bunge Global SA	1,506	165,464
Darling Ingredients, Inc.†	4,578	200,837
Philip Morris International, Inc.	16,716	1,560,606
		3,016,847
Airlines — 0.0%
United Airlines Holdings, Inc.†	6,463	254,642
Apparel — 0.8%
Capri Holdings, Ltd.†	6,871	332,831
Carter's, Inc.	4,707	320,970
Columbia Sportswear Co.	3,330	260,839
Deckers Outdoor Corp.†	307	203,839
NIKE, Inc., Class B	12,017	1,325,115
PVH Corp.	2,866	280,237
Skechers USA, Inc., Class A†	6,356	374,432
Tapestry, Inc.	16,354	517,931
Under Armour, Inc., Class A†	29,725	241,961
Under Armour, Inc., Class C#†	42,048	322,088
VF Corp.	4,024	67,322
		4,247,565
Auto Manufacturers — 1.2%
Cummins, Inc.	1,888	423,214
Ford Motor Co.	25,701	263,692
General Motors Co.	3,099	97,928
PACCAR, Inc.	5,019	460,845
Tesla, Inc.†	23,185	5,566,255
		6,811,934
Auto Parts & Equipment — 0.2%
Allison Transmission Holdings, Inc.	10,552	564,321
Aptiv PLC†	958	79,361
BorgWarner, Inc.	13,859	466,910
Gentex Corp.	6,242	189,819
Phinia, Inc.	2,771	70,660
		1,371,071
Banks — 2.8%
Bank of America Corp.	66,256	2,020,145
Bank of New York Mellon Corp.	13,957	674,402
Bank OZK	3,496	146,343
Security Description	Shares or Principal Amount	Value

Banks (continued)
Citigroup, Inc.	18,413	$ 848,839
Citizens Financial Group, Inc.	6,181	168,556
Comerica, Inc.	2,040	92,249
Commerce Bancshares, Inc.	2,104	106,399
Fifth Third Bancorp	4,933	142,810
First Horizon Corp.	11,556	147,801
FNB Corp.	14,502	173,879
Huntington Bancshares, Inc.	9,786	110,190
JPMorgan Chase & Co.	33,620	5,247,410
KeyCorp	11,620	143,972
M&T Bank Corp.	1,071	137,270
Morgan Stanley	12,160	964,774
PNC Financial Services Group, Inc.	3,005	402,550
Popular, Inc.	5,631	415,511
Prosperity Bancshares, Inc.	1,772	106,869
Regions Financial Corp.	10,439	174,123
State Street Corp.	6,523	475,005
Synovus Financial Corp.	5,759	177,320
Truist Financial Corp.	11,429	367,328
US Bancorp	6,371	242,863
Wells Fargo & Co.	31,866	1,420,905
Western Alliance Bancorp	2,028	103,874
Wintrust Financial Corp.	3,010	257,867
Zions Bancorp NA	3,819	136,071
		15,405,325
Beverages — 1.3%
Boston Beer Co., Inc., Class A†	792	280,970
Brown-Forman Corp., Class A	3,573	215,202
Brown-Forman Corp., Class B	3,610	212,051
Coca-Cola Co.	27,205	1,589,860
Constellation Brands, Inc., Class A	1,663	399,935
Keurig Dr Pepper, Inc.	9,664	305,093
Molson Coors Beverage Co., Class B	16,217	997,994
Monster Beverage Corp.†	12,483	688,437
PepsiCo, Inc.	13,644	2,296,149
		6,985,691
Biotechnology — 1.7%
Amgen, Inc.	6,705	1,807,936
Biogen, Inc.†	2,885	675,321
BioMarin Pharmaceutical, Inc.†	903	82,245
Bio-Rad Laboratories, Inc., Class A†	199	60,679
Corteva, Inc.	3,559	160,867
Exelixis, Inc.†	17,733	386,757
Gilead Sciences, Inc.	18,145	1,389,907
Incyte Corp.†	10,830	588,502
Regeneron Pharmaceuticals, Inc.†	1,411	1,162,396
Royalty Pharma PLC, Class A	8,270	223,869
Seagen, Inc.†	968	206,387
United Therapeutics Corp.†	2,943	706,320
Vertex Pharmaceuticals, Inc.†	4,686	1,662,640
		9,113,826
Building Materials — 1.1%
Builders FirstSource, Inc.†	11,467	1,537,839
Carrier Global Corp.	6,799	353,276
Eagle Materials, Inc.	536	97,043
Johnson Controls International PLC	3,631	191,717
Lennox International, Inc.	1,638	666,109
Louisiana-Pacific Corp.	1,369	83,495
Martin Marietta Materials, Inc.	470	218,357
Masco Corp.	11,900	720,545
MDU Resources Group, Inc.	9,240	176,854

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building Materials (continued)
Mohawk Industries, Inc.†	1,520	$ 134,231
Owens Corning	7,543	1,022,680
Trane Technologies PLC	1,944	438,197
Trex Co., Inc.†	4,518	317,480
Vulcan Materials Co.	1,198	255,845
		6,213,668
Chemicals — 1.2%
Air Products & Chemicals, Inc.	1,561	422,329
Axalta Coating Systems, Ltd.†	3,736	117,572
Celanese Corp.	1,819	252,223
CF Industries Holdings, Inc.	4,102	308,265
Dow, Inc.	11,749	608,011
DuPont de Nemours, Inc.	2,617	187,220
Eastman Chemical Co.	841	70,501
Ecolab, Inc.	1,219	233,719
Huntsman Corp.	2,231	54,883
Linde PLC	2,934	1,214,001
LyondellBasell Industries NV, Class A	1,741	165,569
Mosaic Co.	8,152	292,575
NewMarket Corp.	493	261,541
Olin Corp.	7,094	334,411
PPG Industries, Inc.	927	131,625
RPM International, Inc.	5,109	525,869
Sherwin-Williams Co.	2,760	769,488
Valvoline, Inc.	2,172	74,369
Westlake Corp.	5,320	683,035
		6,707,206
Commercial Services — 2.0%
ADT, Inc.	53,301	312,876
Automatic Data Processing, Inc.	1,471	338,212
Booz Allen Hamilton Holding Corp.	2,383	298,185
Cintas Corp.	1,542	853,112
CoStar Group, Inc.†	1,561	129,625
Euronet Worldwide, Inc.†	816	71,172
FleetCor Technologies, Inc.†	1,809	435,065
FTI Consulting, Inc.†	1,535	338,406
Gartner, Inc.†	3,415	1,484,979
Global Payments, Inc.	587	68,350
Grand Canyon Education, Inc.†	5,949	813,347
GXO Logistics, Inc.†	3,447	193,928
H&R Block, Inc.	14,763	670,535
ManpowerGroup, Inc.	5,400	400,734
MarketAxess Holdings, Inc.	347	83,322
Moody's Corp.	3,179	1,160,208
PayPal Holdings, Inc.†	1,460	84,111
Quanta Services, Inc.	1,837	345,925
Robert Half, Inc.	10,430	855,051
Rollins, Inc.	16,298	663,981
S&P Global, Inc.	1,113	462,819
Service Corp. International	2,542	155,748
United Rentals, Inc.	425	202,309
Verisk Analytics, Inc.	1,221	294,786
WEX, Inc.†	637	112,481
WillScot Mobile Mini Holdings Corp.†	2,256	94,120
		10,923,387
Computers — 8.5%
Accenture PLC, Class A	9,896	3,296,753
Amdocs, Ltd.	9,179	768,925
Apple, Inc.	171,641	32,603,208
CACI International, Inc., Class A†	2,604	835,754
Security Description	Shares or Principal Amount	Value

Computers (continued)
Cognizant Technology Solutions Corp., Class A	16,965	$ 1,193,997
Crane NXT Co.	2,654	136,575
DXC Technology Co.†	38,054	880,189
EPAM Systems, Inc.†	1,231	317,832
Fortinet, Inc.†	14,383	755,970
Genpact, Ltd.	19,906	676,008
Hewlett Packard Enterprise Co.	25,293	427,705
HP, Inc.	20,380	597,949
International Business Machines Corp.	10,598	1,680,419
Leidos Holdings, Inc.	3,080	330,545
NCR Atleos Corp.†	9,662	214,593
NCR Voyix Corp.†	29,037	455,300
NetApp, Inc.	6,713	613,501
Pure Storage, Inc., Class A†	10,699	356,384
Science Applications International Corp.	5,245	615,815
		46,757,422
Cosmetics/Personal Care — 1.2%
Colgate-Palmolive Co.	16,341	1,287,181
Coty, Inc., Class A†	24,673	281,272
Estee Lauder Cos., Inc., Class A	4,228	539,873
Kenvue, Inc.	9,733	198,942
Olaplex Holdings, Inc.†	58,094	126,645
Procter & Gamble Co.	27,384	4,203,992
		6,637,905
Distribution/Wholesale — 1.1%
Copart, Inc.†	7,126	357,868
Core & Main, Inc., Class A†	6,142	215,154
Fastenal Co.	19,014	1,140,270
Ferguson PLC	1,328	227,539
LKQ Corp.	18,871	840,326
Pool Corp.	1,561	542,166
Watsco, Inc.#	2,482	948,695
WESCO International, Inc.	735	114,550
WW Grainger, Inc.	2,060	1,619,551
		6,006,119
Diversified Financial Services — 3.8%
Affiliated Managers Group, Inc.	2,141	290,213
Ally Financial, Inc.	18,759	548,138
American Express Co.	4,554	777,687
Ameriprise Financial, Inc.	2,740	968,617
Apollo Global Management, Inc.	2,927	269,284
BlackRock, Inc.	971	729,444
Capital One Financial Corp.	7,470	834,100
Cboe Global Markets, Inc.	1,639	298,609
Charles Schwab Corp.	11,218	687,888
CME Group, Inc.	1,915	418,159
Credit Acceptance Corp.†	376	171,832
Discover Financial Services	4,724	439,332
Evercore, Inc., Class A	4,663	688,026
Franklin Resources, Inc.	3,955	98,084
Interactive Brokers Group, Inc., Class A	1,068	83,133
Intercontinental Exchange, Inc.	3,483	396,505
Invesco, Ltd.	30,341	432,966
Janus Henderson Group PLC	9,194	240,791
Jefferies Financial Group, Inc.	13,905	492,793
Lazard, Ltd., Class A	2,181	65,386
LPL Financial Holdings, Inc.	3,763	836,515
Mastercard, Inc., Class A	8,392	3,472,861
Nasdaq, Inc.	3,340	186,506
OneMain Holdings, Inc.	15,992	676,462
Raymond James Financial, Inc.	3,901	410,190

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
SEI Investments Co.	7,031	$ 412,509
SLM Corp.	10,804	162,384
Stifel Financial Corp.	6,060	369,781
Synchrony Financial	16,220	524,879
T. Rowe Price Group, Inc.	2,556	255,932
Tradeweb Markets, Inc., Class A	2,357	228,393
Virtu Financial, Inc., Class A	13,605	244,618
Visa, Inc., Class A	14,138	3,628,942
Voya Financial, Inc.	6,407	458,165
Western Union Co.	29,124	338,712
		21,137,836
Electric — 1.7%
Alliant Energy Corp.	4,577	231,459
Ameren Corp.	2,597	201,501
American Electric Power Co., Inc.	3,500	278,425
Avangrid, Inc.	4,071	125,672
Brookfield Renewable Corp., Class A#	14,963	397,118
CenterPoint Energy, Inc.	7,158	202,357
Clearway Energy, Inc., Class A	8,083	191,325
Clearway Energy, Inc., Class C	10,316	257,591
CMS Energy Corp.	3,415	193,835
Consolidated Edison, Inc.	3,191	287,541
Constellation Energy Corp.	4,210	509,578
Dominion Energy, Inc.	4,281	194,101
DTE Energy Co.	2,362	245,908
Duke Energy Corp.	3,712	342,543
Edison International	4,460	298,775
Entergy Corp.	2,252	228,375
Evergy, Inc.	3,635	185,530
Eversource Energy	3,103	184,349
Exelon Corp.	7,281	280,391
FirstEnergy Corp.	7,348	271,435
Hawaiian Electric Industries, Inc.	55,222	673,156
IDACORP, Inc.	2,125	205,063
NextEra Energy, Inc.	6,140	359,251
OGE Energy Corp.	6,161	215,943
PG&E Corp.†	16,833	289,023
Pinnacle West Capital Corp.	2,643	198,066
PPL Corp.	10,931	285,518
Public Service Enterprise Group, Inc.	4,164	259,959
Sempra	3,842	279,967
Southern Co.	4,984	353,764
Vistra Corp.	17,827	631,254
WEC Energy Group, Inc.	2,474	206,876
Xcel Energy, Inc.	4,147	252,304
		9,317,953
Electrical Components & Equipment — 0.5%
Acuity Brands, Inc.	4,700	842,522
AMETEK, Inc.	3,018	468,484
Eaton Corp. PLC	3,577	814,447
Emerson Electric Co.	3,574	317,729
Littelfuse, Inc.	513	119,426
		2,562,608
Electronics — 1.1%
Allegion PLC	1,934	205,178
Amphenol Corp., Class A	4,845	440,847
Arrow Electronics, Inc.†	2,374	281,461
Avnet, Inc.	5,225	244,321
Fortive Corp.	4,774	329,311
Garmin, Ltd.	2,436	297,777
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Honeywell International, Inc.	2,929	$ 573,850
Hubbell, Inc.	1,350	405,000
Jabil, Inc.	4,852	559,533
Keysight Technologies, Inc.†	4,570	621,017
Mettler-Toledo International, Inc.†	703	767,627
nVent Electric PLC	7,973	424,562
Sensata Technologies Holding PLC	4,742	154,162
TD SYNNEX Corp.	5,313	524,074
Trimble, Inc.†	1,673	77,627
Vontier Corp.	3,938	132,829
		6,039,176
Energy-Alternate Sources — 0.0%
Enphase Energy, Inc.†	687	69,401
Engineering & Construction — 0.2%
AECOM	6,350	564,261
EMCOR Group, Inc.	770	163,640
Jacobs Solutions, Inc.	1,571	199,800
MasTec, Inc.†	1,542	93,507
		1,021,208
Entertainment — 0.3%
Liberty Media Corp.-Liberty Live, Class A†	4,528	149,198
Liberty Media Corp.-Liberty Live, Class C†	4,164	142,617
Madison Square Garden Sports Corp.†	1,303	220,454
Marriott Vacations Worldwide Corp.	3,363	245,163
Penn Entertainment, Inc.#†	17,388	427,049
TKO Group Holdings, Inc.	4,048	313,032
Vail Resorts, Inc.	429	93,226
		1,590,739
Environmental Control — 0.2%
Clean Harbors, Inc.†	772	124,802
Pentair PLC	2,683	173,161
Republic Services, Inc.	2,671	432,275
Stericycle, Inc.†	2,453	115,217
Veralto Corp.†	1,930	149,092
Waste Management, Inc.	2,205	377,033
		1,371,580
Food — 2.0%
Albertsons Cos., Inc., Class A	44,777	974,795
Campbell Soup Co.	5,454	219,142
Conagra Brands, Inc.	13,301	376,285
Flowers Foods, Inc.	34,129	710,225
General Mills, Inc.	6,732	428,559
Grocery Outlet Holding Corp.†	6,821	192,420
Hershey Co.	4,715	886,043
Hormel Foods Corp.	6,242	190,943
Ingredion, Inc.	4,950	507,326
J.M. Smucker Co.	4,333	475,460
Kellanova	4,766	250,406
Kraft Heinz Co.	14,591	512,290
Kroger Co.	32,083	1,420,314
Lamb Weston Holdings, Inc.	2,997	299,790
McCormick & Co., Inc.	2,937	190,406
Mondelez International, Inc., Class A	10,913	775,478
Performance Food Group Co.†	4,126	268,396
Pilgrim's Pride Corp.†	4,370	111,697
Post Holdings, Inc.†	8,167	697,707
Seaboard Corp.	180	632,698
Sysco Corp.	5,966	430,566

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
Tyson Foods, Inc., Class A	4,082	$ 191,201
US Foods Holding Corp.†	11,700	512,811
		11,254,958
Food Service — 0.0%
Aramark	3,278	91,817
Forest Products & Paper — 0.0%
International Paper Co.	5,247	193,824
Gas — 0.1%
Atmos Energy Corp.	1,892	215,329
National Fuel Gas Co.	3,650	185,383
NiSource, Inc.	6,495	166,532
		567,244
Hand/Machine Tools — 0.3%
Lincoln Electric Holdings, Inc.	4,126	817,196
MSA Safety, Inc.	1,538	267,827
Regal Rexnord Corp.	1,196	143,281
Snap-on, Inc.	2,276	625,194
		1,853,498
Healthcare-Products — 2.4%
Abbott Laboratories	16,869	1,759,268
Agilent Technologies, Inc.	3,892	497,398
Align Technology, Inc.†	1,237	264,471
Avantor, Inc.†	4,963	105,116
Baxter International, Inc.	2,944	106,219
Boston Scientific Corp.†	10,929	610,822
Bruker Corp.	2,458	159,991
Cooper Cos., Inc.	520	175,198
Danaher Corp.	5,792	1,293,411
DENTSPLY SIRONA, Inc.	5,037	159,925
Edwards Lifesciences Corp.†	8,624	583,931
Enovis Corp.†	1,979	97,881
Envista Holdings Corp.†	5,042	114,403
GE HealthCare Technologies, Inc.	2,985	204,353
Globus Medical, Inc., Class A†	1,789	80,362
Hologic, Inc.†	5,247	374,111
IDEXX Laboratories, Inc.†	2,324	1,082,566
Insulet Corp.†	598	113,076
Intuitive Surgical, Inc.†	1,718	534,023
Medtronic PLC	5,351	424,174
Penumbra, Inc.†	488	108,380
QIAGEN NV†	6,756	278,077
ResMed, Inc.	2,298	362,464
Revvity, Inc.	774	68,809
STERIS PLC	942	189,285
Stryker Corp.	2,110	625,256
Teleflex, Inc.	562	126,838
Thermo Fisher Scientific, Inc.	3,169	1,571,063
Waters Corp.†	2,033	570,480
West Pharmaceutical Services, Inc.	854	299,549
Zimmer Biomet Holdings, Inc.	1,615	187,841
		13,128,741
Healthcare-Services — 2.9%
Acadia Healthcare Co., Inc.†	1,482	108,171
Amedisys, Inc.†	2,951	276,154
Centene Corp.†	16,520	1,217,194
Charles River Laboratories International, Inc.†	986	194,321
Chemed Corp.	1,453	823,851
DaVita, Inc.†	3,383	343,239
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Elevance Health, Inc.	3,985	$ 1,910,768
Encompass Health Corp.	2,379	155,039
Fortrea Holdings, Inc.†	3,333	98,123
HCA Healthcare, Inc.	2,521	631,460
Humana, Inc.	1,977	958,568
IQVIA Holdings, Inc.†	1,636	350,268
Laboratory Corp. of America Holdings	3,333	722,961
Molina Healthcare, Inc.†	2,153	787,051
Quest Diagnostics, Inc.	3,943	541,098
UnitedHealth Group, Inc.	11,669	6,452,607
Universal Health Services, Inc., Class B	1,879	258,325
		15,829,198
Home Builders — 0.7%
D.R. Horton, Inc.	2,026	258,659
Lennar Corp., Class A	5,960	762,403
Lennar Corp., Class B#	5,027	576,798
NVR, Inc.†	32	196,972
PulteGroup, Inc.	4,256	376,316
Thor Industries, Inc.	5,543	549,145
Toll Brothers, Inc.	10,013	860,017
		3,580,310
Home Furnishings — 0.2%
Dolby Laboratories, Inc., Class A	6,326	544,858
Tempur Sealy International, Inc.	11,995	483,639
		1,028,497
Household Products/Wares — 0.3%
Avery Dennison Corp.	887	172,522
Church & Dwight Co., Inc.	4,268	412,417
Clorox Co.	3,758	538,709
Kimberly-Clark Corp.	4,920	608,752
Reynolds Consumer Products, Inc.	7,431	194,989
		1,927,389
Insurance — 4.2%
Aflac, Inc.	9,153	757,045
Allstate Corp.	1,402	193,294
American Financial Group, Inc.	2,300	263,097
Aon PLC, Class A	2,291	752,570
Arch Capital Group, Ltd.†	5,599	468,580
Arthur J. Gallagher & Co.	3,016	750,984
Assurant, Inc.	1,489	250,182
Assured Guaranty, Ltd.	3,132	212,694
Axis Capital Holdings, Ltd.	3,456	194,711
Berkshire Hathaway, Inc., Class B†	19,207	6,914,520
Brown & Brown, Inc.	3,458	258,451
Chubb, Ltd.	4,387	1,006,509
Cincinnati Financial Corp.	1,477	151,821
CNA Financial Corp.	8,130	342,517
Equitable Holdings, Inc.	9,785	300,302
Everest Group, Ltd.	674	276,711
Fidelity National Financial, Inc.	8,426	377,822
First American Financial Corp.	7,151	426,200
Globe Life, Inc.	1,991	245,152
Hanover Insurance Group, Inc.	1,845	229,333
Hartford Financial Services Group, Inc.	7,453	582,526
Loews Corp.	7,680	539,827
Markel Group, Inc.†	189	271,988
Marsh & McLennan Cos., Inc.	6,495	1,295,233
MetLife, Inc.	8,460	538,310
MGIC Investment Corp.	18,229	320,648
Old Republic International Corp.	20,062	588,017

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Primerica, Inc.	1,068	$ 223,757
Principal Financial Group, Inc.	6,530	482,110
Progressive Corp.	4,860	797,186
Prudential Financial, Inc.	2,899	283,464
Reinsurance Group of America, Inc.	2,069	337,371
RenaissanceRe Holdings, Ltd.	1,250	267,950
Ryan Specialty Holdings, Inc.†	3,509	160,958
Travelers Cos., Inc.	3,361	607,064
Unum Group	14,858	638,894
W.R. Berkley Corp.	3,842	278,737
White Mountains Insurance Group, Ltd.	196	300,256
Willis Towers Watson PLC	1,194	294,082
		23,180,873
Internet — 9.1%
Alphabet, Inc., Class A†	73,195	9,700,533
Alphabet, Inc., Class C†	63,299	8,477,002
Amazon.com, Inc.†	102,127	14,919,733
Booking Holdings, Inc.†	326	1,018,978
CDW Corp.	2,743	578,444
eBay, Inc.	6,857	281,206
Etsy, Inc.†	2,814	213,329
Expedia Group, Inc.†	1,582	215,437
F5, Inc.†	2,299	393,566
Gen Digital, Inc.	13,369	295,188
GoDaddy, Inc., Class A†	4,241	424,354
Match Group, Inc.†	3,280	106,206
Meta Platforms, Inc., Class A†	27,187	8,894,227
Netflix, Inc.†	2,022	958,367
Palo Alto Networks, Inc.†	3,329	982,355
Pinterest, Inc., Class A†	11,825	402,878
Spotify Technology SA†	1,251	231,573
Uber Technologies, Inc.†	6,426	362,298
VeriSign, Inc.†	4,199	891,028
Wayfair, Inc., Class A†	3,500	195,300
Zillow Group, Inc., Class A†	4,957	195,256
Zillow Group, Inc., Class C†	5,536	226,644
		49,963,902
Iron/Steel — 0.7%
Cleveland-Cliffs, Inc.†	20,348	349,172
Nucor Corp.	5,025	854,099
Reliance Steel & Aluminum Co.	4,946	1,361,436
Steel Dynamics, Inc.	6,177	735,866
United States Steel Corp.	10,796	387,576
		3,688,149
Leisure Time — 0.1%
Harley-Davidson, Inc.	14,710	441,153
Polaris, Inc.	1,271	104,819
YETI Holdings, Inc.†	2,498	106,515
		652,487
Lodging — 0.3%
Boyd Gaming Corp.	7,007	413,763
Choice Hotels International, Inc.	747	82,379
Hilton Worldwide Holdings, Inc.	1,607	269,205
Hyatt Hotels Corp., Class A	952	109,251
Las Vegas Sands Corp.	1,896	87,444
Marriott International, Inc., Class A	1,415	286,820
MGM Resorts International	7,404	292,014
Travel & Leisure Co.	4,408	157,101
Security Description	Shares or Principal Amount	Value

Lodging (continued)
Wyndham Hotels & Resorts, Inc.	1,614	$ 124,827
Wynn Resorts, Ltd.	968	81,719
		1,904,523
Machinery-Construction & Mining — 0.2%
BWX Technologies, Inc.	1,633	127,423
Caterpillar, Inc.	3,068	769,209
Oshkosh Corp.	4,454	433,330
		1,329,962
Machinery-Diversified — 1.1%
Cognex Corp.	2,600	98,020
Deere & Co.	1,522	554,632
Dover Corp.	2,414	340,760
Esab Corp.	10,317	795,957
Gates Industrial Corp. PLC†	44,477	545,288
Graco, Inc.	7,097	573,296
IDEX Corp.	1,139	229,714
Ingersoll Rand, Inc.	6,205	443,223
Middleby Corp.†	1,979	249,809
Nordson Corp.	1,533	360,776
Otis Worldwide Corp.	7,320	627,983
Rockwell Automation, Inc.	776	213,741
Toro Co.	4,273	354,659
Westinghouse Air Brake Technologies Corp.	5,002	583,033
Xylem, Inc.	1,999	210,155
		6,181,046
Media — 1.7%
Cable One, Inc.	138	73,427
Charter Communications, Inc., Class A†	1,347	538,975
Comcast Corp., Class A	43,580	1,825,566
FactSet Research Systems, Inc.	1,505	682,457
Fox Corp., Class A	18,887	557,922
Fox Corp., Class B	18,427	509,691
Liberty Broadband Corp., Class A†	761	63,117
Liberty Broadband Corp., Class C†	755	62,756
Liberty Media Corp.-Liberty Formula One, Class A†	3,732	213,956
Liberty Media Corp.-Liberty Formula One, Class C†	4,182	266,226
Liberty Media Corp.-Liberty SiriusXM†	18,597	501,933
Liberty Media Corp.-Liberty SiriusXM, Class A†	17,317	466,520
New York Times Co., Class A	7,634	358,722
News Corp., Class A	25,911	571,078
News Corp., Class B#	27,148	625,490
Nexstar Media Group, Inc.	4,359	618,673
Sirius XM Holdings, Inc.#	95,215	445,606
Walt Disney Co.†	8,998	834,025
Warner Bros. Discovery, Inc.†	36,862	385,208
		9,601,348
Metal Fabricate/Hardware — 0.1%
Advanced Drainage Systems, Inc.	1,208	146,301
Timken Co.	2,712	196,348
Valmont Industries, Inc.	640	140,525
		483,174
Mining — 0.0%
Freeport-McMoRan, Inc.	4,471	166,858
Newmont Corp.	1,849	74,311
		241,169
Miscellaneous Manufacturing — 1.1%
3M Co.	6,109	605,219
A.O. Smith Corp.	5,563	419,228

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Miscellaneous Manufacturing (continued)
Axon Enterprise, Inc.†	487	$ 111,947
Carlisle Cos., Inc.	1,773	497,167
Donaldson Co., Inc.	7,867	478,628
General Electric Co.	8,957	1,090,963
Illinois Tool Works, Inc.	3,411	826,178
ITT, Inc.	1,093	118,339
Parker-Hannifin Corp.	1,752	758,931
Teledyne Technologies, Inc.†	432	174,079
Textron, Inc.	9,466	725,663
		5,806,342
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	1,111	263,285
Oil & Gas — 2.8%
Antero Resources Corp.†	2,180	51,514
APA Corp.	10,081	362,916
Chesapeake Energy Corp.#	2,149	172,586
Chevron Corp.	17,142	2,461,591
ConocoPhillips	12,274	1,418,506
Coterra Energy, Inc.	4,985	130,856
Devon Energy Corp.	2,594	116,652
Diamondback Energy, Inc.	1,580	243,968
EOG Resources, Inc.	4,019	494,618
EQT Corp.	7,281	290,949
Exxon Mobil Corp.	43,551	4,474,430
Hess Corp.	1,479	207,888
HF Sinclair Corp.	7,489	393,023
Marathon Oil Corp.	22,003	559,536
Marathon Petroleum Corp.	7,812	1,165,472
Occidental Petroleum Corp.	9,702	573,873
Ovintiv, Inc.	6,481	287,368
Phillips 66	7,028	905,839
Pioneer Natural Resources Co.	1,267	293,488
Southwestern Energy Co.†	29,701	195,730
Valero Energy Corp.	6,145	770,337
		15,571,140
Oil & Gas Services — 0.1%
Baker Hughes Co.	4,787	161,561
Schlumberger NV	6,733	350,386
		511,947
Packaging & Containers — 0.4%
Amcor PLC	15,603	147,917
AptarGroup, Inc.	1,807	229,290
Ardagh Group SA#†	10,044	100,942
Berry Global Group, Inc.	5,216	344,882
Graphic Packaging Holding Co.	9,181	208,133
Packaging Corp. of America	1,293	217,237
Silgan Holdings, Inc.	3,664	152,862
Sonoco Products Co.	3,817	210,546
WestRock Co.	12,819	527,758
		2,139,567
Pharmaceuticals — 5.3%
AbbVie, Inc.	24,468	3,483,998
Becton Dickinson & Co.	1,695	400,325
Bristol-Myers Squibb Co.	30,906	1,526,138
Cardinal Health, Inc.	9,632	1,031,395
Cencora, Inc.	3,098	630,040
Cigna Group	5,451	1,432,959
CVS Health Corp.	21,614	1,468,671
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Dexcom, Inc.†	1,086	$ 125,455
Elanco Animal Health, Inc.†	18,266	215,173
Eli Lilly & Co.	10,286	6,079,437
Henry Schein, Inc.†	10,640	710,007
Jazz Pharmaceuticals PLC†	4,182	494,438
Johnson & Johnson	29,183	4,513,443
McKesson Corp.	2,528	1,189,576
Merck & Co., Inc.	26,162	2,681,082
Neurocrine Biosciences, Inc.†	959	111,810
Perrigo Co. PLC	6,492	197,746
Pfizer, Inc.	31,689	965,564
Premier, Inc., Class A	5,730	117,981
Viatris, Inc.	83,663	768,026
Zoetis, Inc.	4,862	858,970
		29,002,234
Pipelines — 0.4%
Antero Midstream Corp.	20,176	268,744
Cheniere Energy, Inc.	3,171	577,598
DT Midstream, Inc.	2,453	140,532
Kinder Morgan, Inc.	18,697	328,506
ONEOK, Inc.	3,067	211,163
Targa Resources Corp.	4,592	415,347
Williams Cos., Inc.	9,396	345,679
		2,287,569
Private Equity — 0.1%
Ares Management Corp., Class A	2,488	279,278
Blackstone, Inc.	657	73,827
		353,105
Real Estate — 0.1%
CBRE Group, Inc., Class A†	2,383	188,162
Jones Lang LaSalle, Inc.†	820	127,526
		315,688
REITS — 1.7%
Agree Realty Corp.	2,052	121,499
Alexandria Real Estate Equities, Inc.	1,373	150,206
American Homes 4 Rent, Class A	5,902	214,066
American Tower Corp.	1,047	218,593
Americold Realty Trust, Inc.	7,157	202,042
Annaly Capital Management, Inc.	13,236	239,175
Apartment Income REIT Corp.	2,774	86,327
AvalonBay Communities, Inc.	982	169,827
Brixmor Property Group, Inc.	8,790	189,161
Camden Property Trust	2,323	209,674
Cousins Properties, Inc.	9,108	186,896
Crown Castle, Inc.	1,312	153,871
CubeSmart	3,427	136,258
EPR Properties	4,627	206,457
Equinix, Inc.	344	280,363
Equity LifeStyle Properties, Inc.	2,440	173,484
Equity Residential	2,967	168,644
Essex Property Trust, Inc.	762	162,657
Extra Space Storage, Inc.	555	72,244
First Industrial Realty Trust, Inc.	3,633	170,933
Gaming & Leisure Properties, Inc.	4,746	221,781
Healthcare Realty Trust, Inc.	4,356	66,516
Healthpeak Properties, Inc.	4,405	76,295
Highwoods Properties, Inc.	9,984	189,197
Host Hotels & Resorts, Inc.	20,141	351,863
Invitation Homes, Inc.	5,024	167,601
Iron Mountain, Inc.	5,151	330,437

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Kilroy Realty Corp.	6,683	$ 220,405
Lamar Advertising Co., Class A	838	84,881
Mid-America Apartment Communities, Inc.	1,237	153,982
NNN REIT, Inc.	3,170	128,765
Park Hotels & Resorts, Inc.	28,404	421,231
Prologis, Inc.	2,930	336,745
Public Storage	813	210,372
Rayonier, Inc.	2,273	69,736
Realty Income Corp.	4,794	258,684
Regency Centers Corp.	2,705	169,820
Rexford Industrial Realty, Inc.	1,756	86,430
Rithm Capital Corp.	43,353	450,004
SBA Communications Corp.	265	65,444
Simon Property Group, Inc.	1,071	133,757
Starwood Property Trust, Inc.#	6,258	124,346
Sun Communities, Inc.	1,424	184,180
UDR, Inc.	3,532	117,969
VICI Properties, Inc.	8,897	265,931
Vornado Realty Trust	18,636	438,691
Welltower, Inc.	2,086	185,863
Weyerhaeuser Co.	5,774	181,015
WP Carey, Inc.	2,677	166,616
		9,370,934
Retail — 7.1%
Advance Auto Parts, Inc.	2,106	106,964
AutoNation, Inc.†	10,335	1,398,015
AutoZone, Inc.†	676	1,764,313
Bath & Body Works, Inc.	13,167	429,508
Best Buy Co., Inc.	8,259	585,893
BJ's Wholesale Club Holdings, Inc.†	1,374	88,733
Burlington Stores, Inc.†	1,088	184,514
CarMax, Inc.†	1,260	80,564
Casey's General Stores, Inc.	3,951	1,088,105
Chipotle Mexican Grill, Inc.†	148	325,933
Costco Wholesale Corp.	4,925	2,919,244
Darden Restaurants, Inc.	1,737	271,788
Dick's Sporting Goods, Inc.	5,664	736,886
Dollar General Corp.	3,903	511,761
Dollar Tree, Inc.†	4,700	580,873
Domino's Pizza, Inc.	1,977	776,744
Five Below, Inc.†	523	98,565
Floor & Decor Holdings, Inc., Class A†	1,674	153,523
GameStop Corp., Class A#†	5,620	81,771
Gap, Inc.	27,191	545,723
Genuine Parts Co.	7,021	932,248
Home Depot, Inc.	13,258	4,156,250
Kohl's Corp.#	16,313	382,540
Lithia Motors, Inc.	425	113,471
Lowe's Cos., Inc.	10,911	2,169,434
Lululemon Athletica, Inc.†	2,087	932,472
Macy's, Inc.#	32,625	517,433
McDonald's Corp.	5,758	1,622,835
MSC Industrial Direct Co., Inc., Class A	7,723	752,375
Nordstrom, Inc.#	14,400	224,928
Ollie's Bargain Outlet Holdings, Inc.†	1,994	146,100
O'Reilly Automotive, Inc.†	1,934	1,899,923
Penske Automotive Group, Inc.	7,391	1,103,476
Petco Health & Wellness Co., Inc.†	89,533	270,390
Ross Stores, Inc.	2,319	302,351
Starbucks Corp.	6,492	644,656
Target Corp.	6,673	892,914
Security Description	Shares or Principal Amount	Value

Retail (continued)
Texas Roadhouse, Inc.	1,493	$ 168,052
TJX Cos., Inc.	10,489	924,186
Tractor Supply Co.	4,995	1,014,035
Ulta Beauty, Inc.†	1,545	658,155
Victoria's Secret & Co.†	8,271	222,903
Walgreens Boots Alliance, Inc.	7,450	148,553
Walmart, Inc.	23,787	3,703,398
Wendy's Co.	7,347	137,756
Williams-Sonoma, Inc.	5,638	1,057,351
Wingstop, Inc.	590	141,812
Yum! Brands, Inc.	7,303	916,892
		38,886,309
Savings & Loans — 0.1%
New York Community Bancorp, Inc.	17,008	160,045
TFS Financial Corp.	9,616	127,028
		287,073
Semiconductors — 6.1%
Advanced Micro Devices, Inc.†	10,897	1,320,281
Allegro MicroSystems, Inc.†	11,893	323,727
Analog Devices, Inc.	3,966	727,285
Applied Materials, Inc.	13,772	2,062,770
Broadcom, Inc.	4,899	4,535,151
Cirrus Logic, Inc.†	11,371	863,173
Intel Corp.	22,358	999,403
KLA Corp.	2,046	1,114,293
Lam Research Corp.	1,531	1,096,074
Lattice Semiconductor Corp.†	1,725	100,999
Marvell Technology, Inc.	2,367	131,913
Microchip Technology, Inc.	6,006	501,141
Micron Technology, Inc.	4,037	307,296
MKS Instruments, Inc.	4,448	367,182
Monolithic Power Systems, Inc.	956	524,576
NVIDIA Corp.	26,933	12,596,564
ON Semiconductor Corp.†	11,836	844,262
Qorvo, Inc.†	3,734	360,331
QUALCOMM, Inc.	15,866	2,047,507
Skyworks Solutions, Inc.	3,097	300,192
Teradyne, Inc.	5,796	534,565
Texas Instruments, Inc.	11,396	1,740,283
		33,398,968
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	2,100	497,742
Software — 10.9%
Adobe, Inc.†	6,148	3,756,489
Akamai Technologies, Inc.†	4,818	556,624
ANSYS, Inc.†	308	90,355
AppLovin Corp., Class A†	23,939	897,234
Atlassian Corp., Class A†	2,978	568,649
Autodesk, Inc.†	2,759	602,648
Broadridge Financial Solutions, Inc.	1,023	198,278
Cadence Design Systems, Inc.†	6,631	1,812,053
CCC Intelligent Solutions Holdings, Inc.†	12,603	147,203
Concentrix Corp.	5,016	471,454
Datadog, Inc., Class A†	972	113,306
DocuSign, Inc.†	3,787	163,220
Dropbox, Inc., Class A†	30,409	856,926
Electronic Arts, Inc.	4,681	646,025
Fair Isaac Corp.†	1,513	1,645,539
Fiserv, Inc.†	5,934	775,040
Guidewire Software, Inc.†	1,434	143,314

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
HubSpot, Inc.†	1,064	$ 525,541
Informatica, Inc., Class A†	9,687	243,047
Intuit, Inc.	2,797	1,598,374
Jack Henry & Associates, Inc.	2,687	426,400
Manhattan Associates, Inc.†	4,155	926,773
Microsoft Corp.	85,386	32,353,609
MSCI, Inc.	270	140,629
Nutanix, Inc., Class A†	14,188	611,361
Oracle Corp.	9,501	1,104,111
Paychex, Inc.	2,959	360,909
Pegasystems, Inc.	4,890	254,182
Playtika Holding Corp.†	32,146	279,349
PTC, Inc.†	1,249	196,543
RingCentral, Inc., Class A†	3,964	112,815
Roper Technologies, Inc.	965	519,411
Salesforce, Inc.†	7,344	1,849,954
ServiceNow, Inc.†	2,020	1,385,195
Smartsheet, Inc., Class A†	3,056	129,513
SS&C Technologies Holdings, Inc.	8,078	454,468
Synopsys, Inc.†	2,382	1,293,974
Teradata Corp.†	25,032	1,182,762
Tyler Technologies, Inc.†	207	84,630
Workday, Inc., Class A†	1,335	361,411
Zoom Video Communications, Inc., Class A†	2,623	177,918
		60,017,236
Telecommunications — 1.5%
Arista Networks, Inc.†	3,060	672,313
AT&T, Inc.	74,485	1,234,216
Ciena Corp.†	1,408	64,557
Cisco Systems, Inc.	48,058	2,325,046
Corning, Inc.	5,613	159,914
Juniper Networks, Inc.	10,290	292,751
Motorola Solutions, Inc.	2,807	906,296
T-Mobile US, Inc.	4,296	646,333
Ubiquiti, Inc.	2,070	232,378
Verizon Communications, Inc.	38,261	1,466,544
		8,000,348
Toys/Games/Hobbies — 0.1%
Mattel, Inc.†	21,632	411,008
Transportation — 1.2%
C.H. Robinson Worldwide, Inc.	6,193	508,136
CSX Corp.	13,194	426,166
Expeditors International of Washington, Inc.	4,830	581,242
FedEx Corp.	3,418	884,681
JB Hunt Transport Services, Inc.	1,401	259,563
Kirby Corp.†	5,995	460,116
Knight-Swift Transportation Holdings, Inc.	5,796	311,709
Landstar System, Inc.	4,692	810,074
Norfolk Southern Corp.	1,281	279,463
Old Dominion Freight Line, Inc.	1,356	527,565
Schneider National, Inc., Class B	7,970	183,549
Union Pacific Corp.	2,028	456,848
Security Description	Shares or Principal Amount	Value

Transportation (continued)
United Parcel Service, Inc., Class B	3,134	$ 475,146
XPO, Inc.†	4,885	421,478
		6,585,736
Water — 0.1%
American Water Works Co., Inc.	1,828	241,003
Essential Utilities, Inc.	4,808	171,213
		412,216
Total Common Stocks (cost $417,467,963)		540,113,036
UNAFFILIATED INVESTMENT COMPANIES — 1.7%
Vanguard Russell 1000 ETF # (cost $9,029,071)	43,923	9,117,537
ESCROWS AND LITIGATION TRUSTS — 0.0%
GCI Liberty, Inc. †(1) (cost $0)	1,081	0
Total Long-Term Investment Securities (cost $426,497,034)		549,230,573
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio 5.36%(2)(3) (cost $1,941,588)	1,941,588	1,941,588
TOTAL INVESTMENTS (cost $428,438,622)(4)	100.1%	551,172,161
Other assets less liabilities	(0.1)	(787,686)
NET ASSETS	100.0%	$550,384,475
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of November 30, 2023.
(3)	At November 30, 2023, the Fund had loaned securities with a total value of $9,727,909. This was secured by collateral of $1,941,588, which was received in cash and subsequently invested in short-term investments currently valued at $1,941,588 as reported in the Portfolio of Investments. Additional collateral of $8,135,577 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2023
United States Treasury Bills	0.00%	12/19/2023 to 10/03/2024	$ 32,306
United States Treasury Notes/Bonds	0.00% to 6.13%	01/15/2024 to 05/15/2053	8,103,271
(4)	See Note 4 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Packaging & Containers	$ 2,038,625	$100,942	$—	$ 2,139,567
Other Industries	537,973,469	—	—	537,973,469
Unaffiliated Investment Companies	9,117,537	—	—	9,117,537
Escrows and Litigation Trusts	—	—	0	0
Short-Term Investments	1,941,588	—	—	1,941,588
Total Investments at Value	$551,071,219	$100,942	$ 0	$551,172,161
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Systematic Growth Fund
PORTFOLIO PROFILE — November 30, 2023— (unaudited)

Industry Allocation*
Internet	19.0%
Software	18.4
Computers	13.0
Semiconductors	8.8
Retail	5.4
Diversified Financial Services	4.1
Pharmaceuticals	3.9
Healthcare-Services	3.0
Commercial Services	2.8
Biotechnology	2.3
Auto Manufacturers	1.9
Insurance	1.6
Healthcare-Products	1.4
Beverages	1.3
Distribution/Wholesale	1.1
Engineering & Construction	1.0
Electronics	0.9
Cosmetics/Personal Care	0.9
Machinery-Construction & Mining	0.9
Unaffiliated Investment Companies	0.9
Machinery-Diversified	0.8
Apparel	0.7
Food	0.7
Telecommunications	0.6
Transportation	0.5
Aerospace/Defense	0.4
Media	0.4
Entertainment	0.3
REITS	0.3
Chemicals	0.3
Lodging	0.2
Miscellaneous Manufacturing	0.2
Household Products/Wares	0.2
Leisure Time	0.2
Building Materials	0.2
Pipelines	0.1
Oil & Gas	0.1
Short-Term Investments	0.1
Banks	0.1
Home Builders	0.1
Electric	0.1
Auto Parts & Equipment	0.1
Metal Fabricate/Hardware	0.1
Hand/Machine Tools	0.1
Packaging & Containers	0.1
Airlines	0.1
Environmental Control	0.1
99.8%
*	Calculated as a percentage of net assets

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.8%
Aerospace/Defense — 0.4%
Boeing Co.†	1,007	$ 233,251
HEICO Corp.	1,325	226,615
HEICO Corp., Class A	1,538	211,337
Lockheed Martin Corp.	3,127	1,400,177
Northrop Grumman Corp.	487	231,403
TransDigm Group, Inc.	976	939,761
		3,242,544
Airlines — 0.1%
American Airlines Group, Inc.†	18,196	226,176
Delta Air Lines, Inc.	12,972	479,056
		705,232
Apparel — 0.7%
Crocs, Inc.†	6,293	664,604
Deckers Outdoor Corp.†	5,321	3,532,984
NIKE, Inc., Class B	9,817	1,082,520
Skechers USA, Inc., Class A†	8,758	515,934
Tapestry, Inc.	18,516	586,402
		6,382,444
Auto Manufacturers — 1.9%
Tesla, Inc.†	67,202	16,133,856
Auto Parts & Equipment — 0.1%
Allison Transmission Holdings, Inc.	16,989	908,572
Banks — 0.1%
First Citizens BancShares, Inc., Class A	525	770,642
NU Holdings, Ltd.†	30,765	250,427
		1,021,069
Beverages — 1.3%
Boston Beer Co., Inc., Class A†	2,479	879,450
Brown-Forman Corp., Class A	5,129	308,920
Brown-Forman Corp., Class B	5,125	301,042
Celsius Holdings, Inc.†	2,415	119,567
Coca-Cola Co.	14,271	833,997
Constellation Brands, Inc., Class A	1,509	362,899
Monster Beverage Corp.†	35,175	1,939,901
PepsiCo, Inc.	39,471	6,642,575
		11,388,351
Biotechnology — 2.3%
Amgen, Inc.	4,121	1,111,187
Apellis Pharmaceuticals, Inc.†	8,809	474,541
BioMarin Pharmaceutical, Inc.†	865	78,784
Exelixis, Inc.†	116,486	2,540,560
Incyte Corp.†	78,289	4,254,224
Maravai LifeSciences Holdings, Inc., Class A†	102,710	523,821
Regeneron Pharmaceuticals, Inc.†	4,267	3,515,197
Roivant Sciences, Ltd.†	22,187	212,108
Seagen, Inc.†	1,991	424,501
Vertex Pharmaceuticals, Inc.†	19,503	6,919,859
		20,054,782
Building Materials — 0.2%
Armstrong World Industries, Inc.	1,888	160,121
Eagle Materials, Inc.	3,764	681,472
Trane Technologies PLC	2,014	453,976
Vulcan Materials Co.	1,661	354,723
		1,650,292
Security Description	Shares or Principal Amount	Value

Chemicals — 0.3%
Axalta Coating Systems, Ltd.†	15,344	$ 482,876
Ecolab, Inc.	1,121	214,929
Linde PLC	1,280	529,626
PPG Industries, Inc.	794	112,740
RPM International, Inc.	1,559	160,468
Sherwin-Williams Co.	1,988	554,254
Valvoline, Inc.	9,402	321,924
		2,376,817
Commercial Services — 2.8%
Automatic Data Processing, Inc.	8,892	2,044,449
Booz Allen Hamilton Holding Corp.	4,243	530,927
Bright Horizons Family Solutions, Inc.†	1,899	166,049
Cintas Corp.	1,990	1,100,967
CoStar Group, Inc.†	1,975	164,004
Equifax, Inc.	367	79,900
Euronet Worldwide, Inc.†	7,183	626,501
FleetCor Technologies, Inc.†	6,684	1,607,502
FTI Consulting, Inc.†	1,654	364,641
Gartner, Inc.†	2,417	1,051,008
Grand Canyon Education, Inc.†	10,084	1,378,684
H&R Block, Inc.	18,454	838,181
Moody's Corp.	2,032	741,599
Morningstar, Inc.	205	58,089
Paylocity Holding Corp.†	6,109	957,097
PayPal Holdings, Inc.†	67,456	3,886,140
Quanta Services, Inc.	1,759	331,237
RB Global, Inc.#	1,960	124,813
Rollins, Inc.	35,794	1,458,247
S&P Global, Inc.	8,609	3,579,880
Service Corp. International	4,321	264,748
United Rentals, Inc.	4,956	2,359,155
Verisk Analytics, Inc.	1,887	455,578
WEX, Inc.†	410	72,398
WillScot Mobile Mini Holdings Corp.†	3,407	142,140
		24,383,934
Computers — 13.0%
Accenture PLC, Class A	26,639	8,874,516
Apple, Inc.	522,668	99,280,787
EPAM Systems, Inc.†	2,681	692,207
Fortinet, Inc.†	14,580	766,325
Genpact, Ltd.	24,851	843,940
HP, Inc.	11,472	336,589
KBR, Inc.	8,109	418,992
NetApp, Inc.	6,428	587,455
Pure Storage, Inc., Class A†	22,133	737,250
		112,538,061
Cosmetics/Personal Care — 0.9%
Estee Lauder Cos., Inc., Class A	2,008	256,402
Kenvue, Inc.	211,219	4,317,316
Procter & Gamble Co.	19,399	2,978,134
		7,551,852
Distribution/Wholesale — 1.1%
Copart, Inc.†	99,791	5,011,504
Fastenal Co.	14,592	875,082
Ferguson PLC	2,758	472,556
Pool Corp.	658	228,537
SiteOne Landscape Supply, Inc.†	1,737	244,604

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Distribution/Wholesale (continued)
Watsco, Inc.#	1,080	$ 412,808
WW Grainger, Inc.	2,526	1,985,916
		9,231,007
Diversified Financial Services — 4.1%
American Express Co.	5,158	880,832
Ameriprise Financial, Inc.	3,941	1,393,183
Apollo Global Management, Inc.	6,130	563,960
Houlihan Lokey, Inc.	2,950	317,774
LPL Financial Holdings, Inc.	3,512	780,717
Mastercard, Inc., Class A	26,000	10,759,580
SLM Corp.	50,592	760,398
Tradeweb Markets, Inc., Class A	2,613	253,200
UWM Holdings Corp.#	36,402	198,391
Visa, Inc., Class A	71,936	18,464,532
Western Union Co.	97,048	1,128,668
		35,501,235
Electric — 0.1%
Vistra Corp.	26,677	944,633
Electrical Components & Equipment — 0.0%
Universal Display Corp.	1,095	185,274
Electronics — 0.9%
Allegion PLC	1,356	143,858
Amphenol Corp., Class A	7,377	671,233
Honeywell International, Inc.	1,754	343,644
Hubbell, Inc.	11,004	3,301,200
Jabil, Inc.	10,070	1,161,272
Keysight Technologies, Inc.†	3,648	495,727
Mettler-Toledo International, Inc.†	648	707,571
Vontier Corp.	25,181	849,355
		7,673,860
Energy-Alternate Sources — 0.0%
Enphase Energy, Inc.†	1,611	162,743
Engineering & Construction — 1.0%
EMCOR Group, Inc.	20,555	4,368,349
TopBuild Corp.†	14,154	4,186,470
		8,554,819
Entertainment — 0.3%
Caesars Entertainment, Inc.†	14,469	647,054
Churchill Downs, Inc.	2,248	260,251
DraftKings, Inc., Class A†	27,433	1,049,038
Live Nation Entertainment, Inc.†	4,890	411,836
TKO Group Holdings, Inc.	4,574	353,707
Vail Resorts, Inc.	931	202,315
		2,924,201
Environmental Control — 0.1%
Tetra Tech, Inc.	539	85,243
Waste Management, Inc.	3,237	553,495
		638,738
Food — 0.7%
Albertsons Cos., Inc., Class A	23,898	520,260
Hershey Co.	11,920	2,240,006
Lamb Weston Holdings, Inc.	9,443	944,583
Performance Food Group Co.†	17,327	1,127,121
Sysco Corp.	13,905	1,003,524
		5,835,494
Security Description	Shares or Principal Amount	Value

Hand/Machine Tools — 0.1%
Lincoln Electric Holdings, Inc.	2,737	$ 542,090
MSA Safety, Inc.	1,145	199,391
		741,481
Healthcare-Products — 1.4%
Abbott Laboratories	3,016	314,539
Agilent Technologies, Inc.	3,285	419,823
Align Technology, Inc.†	327	69,913
Bio-Techne Corp.	1,394	87,683
Bruker Corp.	2,464	160,382
Edwards Lifesciences Corp.†	7,088	479,928
Exact Sciences Corp.†	1,934	123,776
GE HealthCare Technologies, Inc.	910	62,299
Globus Medical, Inc., Class A†	33,966	1,525,753
IDEXX Laboratories, Inc.†	1,927	897,635
Inspire Medical Systems, Inc.†	1,081	157,080
Intuitive Surgical, Inc.†	2,349	730,163
Penumbra, Inc.†	1,101	244,521
ResMed, Inc.	27,414	4,324,010
Shockwave Medical, Inc.†	249	43,463
Stryker Corp.	2,292	679,188
Thermo Fisher Scientific, Inc.	2,084	1,033,164
Waters Corp.†	1,320	370,405
West Pharmaceutical Services, Inc.	383	134,341
		11,858,066
Healthcare-Services — 3.0%
Chemed Corp.	1,262	715,554
DaVita, Inc.†	4,777	484,675
Elevance Health, Inc.	7,206	3,455,205
Encompass Health Corp.	4,875	317,704
HCA Healthcare, Inc.	1,569	393,003
Humana, Inc.	2,221	1,076,874
IQVIA Holdings, Inc.†	2,878	616,180
Medpace Holdings, Inc.†	6,888	1,864,719
Molina Healthcare, Inc.†	2,516	919,749
UnitedHealth Group, Inc.	29,723	16,435,927
		26,279,590
Home Builders — 0.1%
NVR, Inc.†	154	947,930
Home Furnishings — 0.0%
Tempur Sealy International, Inc.	5,508	222,083
Household Products/Wares — 0.2%
Avery Dennison Corp.	883	171,743
Church & Dwight Co., Inc.	5,490	530,499
Clorox Co.	3,313	474,918
Kimberly-Clark Corp.	4,190	518,429
		1,695,589
Housewares — 0.0%
Scotts Miracle-Gro Co.#	2,056	114,437
Insurance — 1.6%
Arch Capital Group, Ltd.†	10,884	910,882
Arthur J. Gallagher & Co.	7,359	1,832,391
Brown & Brown, Inc.	63,655	4,757,575
Equitable Holdings, Inc.	35,123	1,077,925
Everest Group, Ltd.	1,341	550,548
Kinsale Capital Group, Inc.	277	96,978
Marsh & McLennan Cos., Inc.	11,565	2,306,292
Primerica, Inc.	2,320	486,063
Progressive Corp.	6,074	996,318

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
RenaissanceRe Holdings, Ltd.	1,861	$ 398,924
RLI Corp.	2,447	331,813
Ryan Specialty Holdings, Inc.†	2,737	125,546
Willis Towers Watson PLC	1,051	258,861
		14,130,116
Internet — 19.0%
Airbnb, Inc., Class A†	25,795	3,258,940
Alphabet, Inc., Class A†	245,907	32,590,055
Alphabet, Inc., Class C†	173,586	23,246,637
Amazon.com, Inc.†	325,826	47,599,920
Booking Holdings, Inc.†	2,484	7,764,239
CDW Corp.	4,084	861,234
Coupang, Inc.†	15,620	238,674
DoorDash, Inc., Class A†	10,449	981,997
eBay, Inc.	16,766	687,574
Etsy, Inc.†	6,354	481,697
Expedia Group, Inc.†	6,188	842,682
Gen Digital, Inc.	38,901	858,934
GoDaddy, Inc., Class A†	21,047	2,105,963
Match Group, Inc.†	6,600	213,708
Meta Platforms, Inc., Class A†	90,245	29,523,652
Netflix, Inc.†	10,533	4,992,326
Palo Alto Networks, Inc.†	4,865	1,435,613
Pinterest, Inc., Class A†	18,632	634,792
Spotify Technology SA†	2,731	505,535
Uber Technologies, Inc.†	11,492	647,919
VeriSign, Inc.†	12,437	2,639,131
Wayfair, Inc., Class A†	35,305	1,970,019
		164,081,241
Leisure Time — 0.2%
Brunswick Corp.	4,098	323,209
Polaris, Inc.	3,788	312,396
Royal Caribbean Cruises, Ltd.†	4,107	441,338
YETI Holdings, Inc.†	14,279	608,857
		1,685,800
Lodging — 0.2%
Choice Hotels International, Inc.	2,014	222,104
Hilton Worldwide Holdings, Inc.	2,111	353,635
Las Vegas Sands Corp.	6,185	285,252
Marriott International, Inc., Class A	3,138	636,073
Travel & Leisure Co.	5,925	211,167
Wyndham Hotels & Resorts, Inc.	3,100	239,754
Wynn Resorts, Ltd.	2,136	180,321
		2,128,306
Machinery-Construction & Mining — 0.9%
BWX Technologies, Inc.	6,138	478,948
Caterpillar, Inc.	23,734	5,950,589
Vertiv Holdings Co.	22,934	1,001,298
		7,430,835
Machinery-Diversified — 0.8%
Deere & Co.	11,458	4,175,410
Graco, Inc.	10,644	859,822
IDEX Corp.	1,348	271,865
Otis Worldwide Corp.	3,482	298,721
Rockwell Automation, Inc.	1,159	319,235
Security Description	Shares or Principal Amount	Value

Machinery-Diversified (continued)
Toro Co.	4,580	$ 380,140
Xylem, Inc.	2,071	217,724
		6,522,917
Media — 0.4%
Cable One, Inc.	1,023	544,318
Charter Communications, Inc., Class A†	2,471	988,721
FactSet Research Systems, Inc.	636	288,400
Liberty Broadband Corp., Class A†	2,350	194,909
Liberty Broadband Corp., Class C†	2,500	207,800
Nexstar Media Group, Inc.	5,905	838,097
		3,062,245
Metal Fabricate/Hardware — 0.1%
Advanced Drainage Systems, Inc.	2,707	327,845
Valmont Industries, Inc.	2,208	484,810
		812,655
Mining — 0.0%
Southern Copper Corp.#	3,237	232,837
Miscellaneous Manufacturing — 0.2%
A.O. Smith Corp.	1,663	125,324
Axon Enterprise, Inc.†	1,274	292,854
Donaldson Co., Inc.	8,679	528,030
Illinois Tool Works, Inc.	4,190	1,014,860
		1,961,068
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	260	61,615
Oil & Gas — 0.1%
APA Corp.	4,481	161,316
Hess Corp.	1,530	215,057
Ovintiv, Inc.	12,778	566,576
Texas Pacific Land Corp.	99	165,523
		1,108,472
Oil & Gas Services — 0.0%
Halliburton Co.	6,130	226,994
Packaging & Containers — 0.1%
Graphic Packaging Holding Co.	32,303	732,309
Pharmaceuticals — 3.9%
AbbVie, Inc.	31,355	4,464,638
Cardinal Health, Inc.	4,755	509,165
Cencora, Inc.	28,479	5,791,774
Cigna Group	2,986	784,960
Dexcom, Inc.†	1,348	155,721
Eli Lilly & Co.	20,270	11,980,381
Jazz Pharmaceuticals PLC†	44,585	5,271,285
McKesson Corp.	1,657	779,718
Merck & Co., Inc.	13,536	1,387,169
Neurocrine Biosciences, Inc.†	12,079	1,408,291
Zoetis, Inc.	5,058	893,597
		33,426,699
Pipelines — 0.1%
Antero Midstream Corp.	21,376	284,728
Cheniere Energy, Inc.	2,507	456,650
ONEOK, Inc.	3,100	213,435
Targa Resources Corp.	2,750	248,738
		1,203,551

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Private Equity — 0.0%
Ares Management Corp., Class A	3,882	$ 435,755
REITS — 0.3%
American Tower Corp.	1,762	367,870
Crown Castle, Inc.	1,002	117,515
Equinix, Inc.	361	294,219
Equity LifeStyle Properties, Inc.	3,257	231,573
Iron Mountain, Inc.	4,396	282,003
Lamar Advertising Co., Class A	1,504	152,340
Public Storage	884	228,744
SBA Communications Corp.	195	48,157
Simon Property Group, Inc.	1,682	210,065
Sun Communities, Inc.	3,167	409,620
UDR, Inc.	4,678	156,245
		2,498,351
Retail — 5.4%
AutoZone, Inc.†	1,067	2,784,795
Best Buy Co., Inc.	9,946	705,569
BJ's Wholesale Club Holdings, Inc.†	16,141	1,042,386
Burlington Stores, Inc.†	1,085	184,005
Casey's General Stores, Inc.	4,083	1,124,458
Cava Group, Inc.#†	12,811	435,702
Chipotle Mexican Grill, Inc.†	227	499,911
Costco Wholesale Corp.	12,787	7,579,366
Darden Restaurants, Inc.	3,284	513,848
Dick's Sporting Goods, Inc.	4,000	520,400
Dollar General Corp.	1,275	167,178
Domino's Pizza, Inc.	2,090	821,140
Five Below, Inc.†	578	108,930
Home Depot, Inc.	23,355	7,321,559
Lowe's Cos., Inc.	8,206	1,631,599
Lululemon Athletica, Inc.†	9,133	4,080,624
McDonald's Corp.	2,744	773,369
Murphy USA, Inc.	2,264	836,661
Ollie's Bargain Outlet Holdings, Inc.†	3,613	264,725
O'Reilly Automotive, Inc.†	1,367	1,342,913
Ross Stores, Inc.	6,422	837,300
Starbucks Corp.	10,334	1,026,166
Target Corp.	4,470	598,131
Texas Roadhouse, Inc.	3,967	446,526
TJX Cos., Inc.	23,850	2,101,424
Tractor Supply Co.	3,395	689,219
Ulta Beauty, Inc.†	8,245	3,512,288
Victoria's Secret & Co.†	41,797	1,126,429
Wendy's Co.	18,905	354,469
Williams-Sonoma, Inc.#	8,310	1,558,457
Wingstop, Inc.	2,523	606,428
Yum! Brands, Inc.	6,936	870,815
		46,466,790
Semiconductors — 8.8%
Advanced Micro Devices, Inc.†	15,076	1,826,608
Allegro MicroSystems, Inc.†	8,248	224,511
Applied Materials, Inc.	15,528	2,325,784
Broadcom, Inc.	16,580	15,348,603
KLA Corp.	13,325	7,257,061
Lam Research Corp.	2,530	1,811,278
Lattice Semiconductor Corp.†	7,687	450,074
Microchip Technology, Inc.	11,124	928,187
Monolithic Power Systems, Inc.	760	417,027
NVIDIA Corp.	90,263	42,216,005
QUALCOMM, Inc.	17,345	2,238,372
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Teradyne, Inc.	4,295	$ 396,128
Texas Instruments, Inc.	5,922	904,349
		76,343,987
Software — 18.4%
Adobe, Inc.†	16,299	9,958,852
ANSYS, Inc.†	1,140	334,430
AppLovin Corp., Class A†	47,834	1,792,818
Atlassian Corp., Class A†	3,122	596,146
Autodesk, Inc.†	3,646	796,396
Bentley Systems, Inc., Class B	6,522	339,535
Broadridge Financial Solutions, Inc.	1,563	302,941
Cadence Design Systems, Inc.†	10,511	2,872,341
Datadog, Inc., Class A†	1,578	183,947
DocuSign, Inc.†	13,960	601,676
DoubleVerify Holdings, Inc.†	4,922	163,410
Doximity, Inc., Class A†	26,983	627,355
Dropbox, Inc., Class A†	36,232	1,021,018
Dynatrace, Inc.†	23,368	1,251,356
Fair Isaac Corp.†	1,173	1,275,755
Fiserv, Inc.†	12,938	1,689,832
HashiCorp, Inc., Class A†	49,092	1,051,551
HubSpot, Inc.†	1,273	628,773
Informatica, Inc., Class A†	23,708	594,834
Intuit, Inc.	7,995	4,568,823
Jack Henry & Associates, Inc.	960	152,342
Manhattan Associates, Inc.†	11,110	2,478,085
Microsoft Corp.	268,155	101,606,611
MSCI, Inc.	270	140,630
Nutanix, Inc., Class A†	13,168	567,409
Oracle Corp.	11,081	1,287,723
Palantir Technologies, Inc., Class A†	7,263	145,623
Paychex, Inc.	24,502	2,988,509
Pegasystems, Inc.	10,170	528,637
Playtika Holding Corp.†	59,631	518,193
Procore Technologies, Inc.†	9,232	545,519
PTC, Inc.†	3,996	628,811
RingCentral, Inc., Class A†	23,459	667,643
Salesforce, Inc.†	33,561	8,454,016
ServiceNow, Inc.†	2,007	1,376,280
Smartsheet, Inc., Class A†	19,752	837,090
Splunk, Inc.†	2,578	390,670
Synopsys, Inc.†	5,324	2,892,157
Teradata Corp.†	24,012	1,134,567
Tyler Technologies, Inc.†	756	309,083
UiPath, Inc., Class A†	30,763	607,877
Workday, Inc., Class A†	1,117	302,394
		159,211,658
Telecommunications — 0.6%
Arista Networks, Inc.†	18,362	4,034,315
Iridium Communications, Inc.	5,423	206,616
Motorola Solutions, Inc.	2,774	895,642
Ubiquiti, Inc.	2,265	254,269
		5,390,842
Transportation — 0.5%
C.H. Robinson Worldwide, Inc.	10,502	861,689
CSX Corp.	9,561	308,820
Expeditors International of Washington, Inc.	5,001	601,820
JB Hunt Transport Services, Inc.	880	163,038
Landstar System, Inc.	6,283	1,084,760
Old Dominion Freight Line, Inc.	1,323	514,726
Saia, Inc.†	417	162,793

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation (continued)
Union Pacific Corp.	1,509	$ 339,932
United Parcel Service, Inc., Class B	1,837	278,508
		4,316,086
Total Common Stocks (cost $644,919,759)		855,320,115
CONVERTIBLE PREFERRED STOCKS — 0.0%
Software — 0.0%
Databricks, Inc. Series G†(1)(2) (cost $323,874)	5,478	317,724
UNAFFILIATED INVESTMENT COMPANIES — 0.9%
iShares Russell 1000 Growth ETF # (cost $7,156,541)	25,085	7,296,223
Total Long-Term Investment Securities (cost $652,400,174)		862,934,062
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31%(3)	166	166
State Street Navigator Securities Lending Government Money Market Portfolio 5.36%(3)(4)	1,054,380	1,054,380
Total Short-Term Investments (cost $1,054,546)		1,054,546
TOTAL INVESTMENTS (cost $653,454,720)(5)	99.8%	863,988,608
Other assets less liabilities	0.2	1,686,147
NET ASSETS	100.0%	$865,674,755
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2023, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks
Databricks, Inc. Series G	02/01/2021	5,478	$323,874	$317,724	$58.00	0.0%
(3)	The rate shown is the 7-day yield as of November 30, 2023.
(4)	At November 30, 2023, the Fund had loaned securities with a total value of $4,044,916. This was secured by collateral of $1,054,380, which was received in cash and subsequently invested in short-term investments currently valued at $1,054,380 as reported in the Portfolio of Investments. Additional collateral of $3,101,780 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2023
United States Treasury Bills	0.00%	12/19/2023 to 10/03/2024	$ 162,683
United States Treasury Notes/Bonds	0.00% to 6.13%	12/31/2023 to 05/15/2053	2,939,097
(5)	See Note 4 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$855,320,115	$—	$ —	$855,320,115
Convertible Preferred Stocks	—	—	317,724	317,724
Unaffiliated Investment Companies	7,296,223	—	—	7,296,223
Short-Term Investments	1,054,546	—	—	1,054,546
Total Investments at Value	$863,670,884	$—	$317,724	$863,988,608
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Systematic Value Fund
PORTFOLIO PROFILE — November 30, 2023— (unaudited)

Industry Allocation*
Insurance	9.3%
Banks	8.6
Pharmaceuticals	7.4
Oil & Gas	6.9
REITS	6.6
Retail	4.5
Media	3.8
Diversified Financial Services	3.7
Software	3.1
Food	2.8
Healthcare-Products	2.5
Electronics	2.2
Biotechnology	2.1
Cosmetics/Personal Care	2.1
Auto Manufacturers	2.1
Commercial Services	2.1
Semiconductors	2.1
Telecommunications	2.0
Healthcare-Services	1.8
Chemicals	1.7
Electrical Components & Equipment	1.6
Electric	1.5
Home Builders	1.5
Computers	1.5
Miscellaneous Manufacturing	1.5
Engineering & Construction	1.4
Machinery-Diversified	1.3
Internet	1.2
Packaging & Containers	1.2
Beverages	1.2
Aerospace/Defense	1.2
Machinery-Construction & Mining	1.1
Advertising	0.9
Iron/Steel	0.8
Mining	0.6
Pipelines	0.5
Repurchase Agreements	0.5
Agriculture	0.5
Household Products/Wares	0.5
Building Materials	0.4
Gas	0.4
Hand/Machine Tools	0.4
Short-Term Investments	0.3
Metal Fabricate/Hardware	0.2
Distribution/Wholesale	0.2
Leisure Time	0.1
Energy-Alternate Sources	0.1
Auto Parts & Equipment	0.1
100.1%
*	Calculated as a percentage of net assets

VALIC Company I Systematic Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.3%
Advertising — 0.9%
Omnicom Group, Inc.	45,924	$ 3,702,852
Aerospace/Defense — 1.2%
General Dynamics Corp.	4,465	1,102,721
RTX Corp.	29,883	2,434,867
TransDigm Group, Inc.	1,446	1,392,310
		4,929,898
Agriculture — 0.5%
Philip Morris International, Inc.	22,874	2,135,517
Auto Manufacturers — 2.1%
Cummins, Inc.	1,866	418,283
Ford Motor Co.	52,156	535,121
General Motors Co.	55,174	1,743,498
PACCAR, Inc.	57,221	5,254,032
Rivian Automotive, Inc., Class A#†	59,507	997,337
		8,948,271
Auto Parts & Equipment — 0.1%
BorgWarner, Inc.	12,327	415,297
Banks — 8.6%
Bank of America Corp.	111,948	3,413,294
Bank of New York Mellon Corp.	106,977	5,169,129
Bank OZK	70,791	2,963,311
Citigroup, Inc.	54,304	2,503,414
East West Bancorp, Inc.	39,378	2,477,664
First Citizens BancShares, Inc., Class A	721	1,058,349
JPMorgan Chase & Co.	89,682	13,997,567
M&T Bank Corp.	6,197	794,269
State Street Corp.	45,994	3,349,283
Wells Fargo & Co.	25,320	1,129,019
		36,855,299
Beverages — 1.2%
PepsiCo, Inc.	29,545	4,972,128
Biotechnology — 2.1%
Amgen, Inc.	11,545	3,112,994
Bio-Rad Laboratories, Inc., Class A†	6,190	1,887,455
Exelixis, Inc.†	22,289	486,123
Incyte Corp.†	28,492	1,548,255
United Therapeutics Corp.†	8,907	2,137,680
		9,172,507
Building Materials — 0.4%
Builders FirstSource, Inc.†	9,041	1,212,489
Trane Technologies PLC	2,764	623,033
		1,835,522
Chemicals — 1.7%
Ecolab, Inc.	7,284	1,396,561
LyondellBasell Industries NV, Class A	13,277	1,262,643
Mosaic Co.	13,318	477,983
PPG Industries, Inc.	28,634	4,065,742
		7,202,929
Commercial Services — 2.1%
Block, Inc.†	28,724	1,821,963
Global Payments, Inc.	19,031	2,215,970
United Rentals, Inc.	7,510	3,574,910
WEX, Inc.†	6,745	1,191,032
		8,803,875
Security Description	Shares or Principal Amount	Value

Computers — 1.5%
Amdocs, Ltd.	25,245	$ 2,114,774
Cognizant Technology Solutions Corp., Class A	9,246	650,733
DXC Technology Co.†	18,538	428,784
International Business Machines Corp.	20,080	3,183,885
		6,378,176
Cosmetics/Personal Care — 2.1%
Colgate-Palmolive Co.	16,355	1,288,283
Kenvue, Inc.	108,233	2,212,283
Procter & Gamble Co.	36,846	5,656,598
		9,157,164
Distribution/Wholesale — 0.2%
WESCO International, Inc.	6,196	965,647
Diversified Financial Services — 3.7%
Affiliated Managers Group, Inc.	15,668	2,123,797
BlackRock, Inc.	3,844	2,887,728
Capital One Financial Corp.	10,002	1,116,823
Cboe Global Markets, Inc.	7,582	1,381,365
CME Group, Inc.	14,681	3,205,743
Coinbase Global, Inc., Class A†	6,701	835,749
Interactive Brokers Group, Inc., Class A	18,309	1,425,173
Synchrony Financial	53,568	1,733,460
Western Union Co.	92,141	1,071,600
		15,781,438
Electric — 1.5%
Hawaiian Electric Industries, Inc.	153,703	1,873,640
NRG Energy, Inc.	81,634	3,905,370
Vistra Corp.	23,199	821,477
		6,600,487
Electrical Components & Equipment — 1.6%
AMETEK, Inc.	12,433	1,929,975
Eaton Corp. PLC	10,500	2,390,745
Emerson Electric Co.	28,179	2,505,113
		6,825,833
Electronics — 2.2%
Honeywell International, Inc.	5,747	1,125,952
Hubbell, Inc.	13,606	4,081,800
nVent Electric PLC	79,152	4,214,844
		9,422,596
Energy-Alternate Sources — 0.1%
First Solar, Inc.†	2,698	425,690
Engineering & Construction — 1.4%
EMCOR Group, Inc.	20,560	4,369,411
TopBuild Corp.†	5,689	1,682,693
		6,052,104
Food — 2.8%
Campbell Soup Co.	37,403	1,502,853
General Mills, Inc.	38,808	2,470,517
Hershey Co.	3,773	709,022
J.M. Smucker Co.	7,524	825,608
Kellanova	7,987	419,637
Lamb Weston Holdings, Inc.	21,835	2,184,155
Mondelez International, Inc., Class A	53,013	3,767,104
		11,878,896
Gas — 0.4%
National Fuel Gas Co.	35,932	1,824,986

VALIC Company I Systematic Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hand/Machine Tools — 0.4%
Snap-on, Inc.	5,789	$ 1,590,180
Healthcare-Products — 2.5%
Cooper Cos., Inc.	5,144	1,733,116
Globus Medical, Inc., Class A†	36,038	1,618,827
Hologic, Inc.†	8,584	612,039
Medtronic PLC	49,007	3,884,785
Stryker Corp.	8,950	2,652,154
		10,500,921
Healthcare-Services — 1.8%
Elevance Health, Inc.	10,588	5,076,840
Quest Diagnostics, Inc.	3,090	424,041
UnitedHealth Group, Inc.	4,356	2,408,737
		7,909,618
Home Builders — 1.5%
D.R. Horton, Inc.	17,042	2,175,752
PulteGroup, Inc.	49,071	4,338,858
		6,514,610
Household Products/Wares — 0.5%
Kimberly-Clark Corp.	17,027	2,106,751
Insurance — 9.3%
Aflac, Inc.	64,738	5,354,480
Arch Capital Group, Ltd.†	4,981	416,860
Arthur J. Gallagher & Co.	21,410	5,331,090
Assurant, Inc.	4,879	819,769
Berkshire Hathaway, Inc., Class B†	52,182	18,785,520
Brown & Brown, Inc.	60,159	4,496,284
Everest Group, Ltd.	1,464	601,045
MGIC Investment Corp.	29,701	522,441
Primerica, Inc.	17,092	3,580,945
		39,908,434
Internet — 1.2%
DoorDash, Inc., Class A†	4,384	412,008
F5, Inc.†	8,981	1,537,457
GoDaddy, Inc., Class A†	27,824	2,784,070
Wayfair, Inc., Class A†	9,042	504,544
		5,238,079
Iron/Steel — 0.8%
Nucor Corp.	8,512	1,446,784
Steel Dynamics, Inc.	18,267	2,176,148
		3,622,932
Leisure Time — 0.1%
Polaris, Inc.	5,633	464,554
Machinery-Construction & Mining — 1.1%
Caterpillar, Inc.	12,663	3,174,868
Oshkosh Corp.	15,673	1,524,826
		4,699,694
Machinery-Diversified — 1.3%
Dover Corp.	16,006	2,259,407
Ingersoll Rand, Inc.	28,336	2,024,040
Middleby Corp.†	11,513	1,453,286
		5,736,733
Media — 3.8%
Comcast Corp., Class A	189,015	7,917,838
Security Description	Shares or Principal Amount	Value

Media (continued)
Fox Corp., Class A	147,257	$ 4,349,972
Walt Disney Co.†	45,215	4,190,978
		16,458,788
Metal Fabricate/Hardware — 0.2%
Timken Co.	14,220	1,029,528
Mining — 0.6%
Newmont Corp.	58,831	2,364,418
Miscellaneous Manufacturing — 1.5%
3M Co.	55,748	5,522,954
A.O. Smith Corp.	10,572	796,706
		6,319,660
Oil & Gas — 6.9%
Chevron Corp.	49,973	7,176,123
ConocoPhillips	30,053	3,473,225
Coterra Energy, Inc.	25,917	680,321
Devon Energy Corp.	30,492	1,371,225
Exxon Mobil Corp.	87,842	9,024,887
HF Sinclair Corp.	7,897	414,435
Marathon Oil Corp.	77,623	1,973,953
Marathon Petroleum Corp.	16,107	2,403,003
Ovintiv, Inc.	25,540	1,132,444
Valero Energy Corp.	14,665	1,838,404
		29,488,020
Packaging & Containers — 1.2%
AptarGroup, Inc.	3,269	414,803
Sonoco Products Co.	36,326	2,003,742
WestRock Co.	62,491	2,572,755
		4,991,300
Pharmaceuticals — 7.4%
Bristol-Myers Squibb Co.	108,945	5,379,704
Cardinal Health, Inc.	5,443	582,837
Henry Schein, Inc.†	22,954	1,531,720
Jazz Pharmaceuticals PLC†	32,848	3,883,619
Johnson & Johnson	81,204	12,559,011
McKesson Corp.	1,162	546,791
Merck & Co., Inc.	37,307	3,823,221
Pfizer, Inc.	91,840	2,798,365
Premier, Inc., Class A	20,317	418,327
		31,523,595
Pipelines — 0.5%
ONEOK, Inc.	31,791	2,188,810
REITS — 6.6%
AGNC Investment Corp.#	61,655	543,797
Agree Realty Corp.	60,446	3,579,008
Brixmor Property Group, Inc.	81,939	1,763,327
Healthcare Realty Trust, Inc.	80,324	1,226,547
Highwoods Properties, Inc.	101,750	1,928,163
Kimco Realty Corp.	101,110	1,953,445
Mid-America Apartment Communities, Inc.	29,498	3,671,911
National Storage Affiliates Trust	38,486	1,277,350
Omega Healthcare Investors, Inc.	14,792	469,646
Realty Income Corp.	67,371	3,635,339
SBA Communications Corp.	17,752	4,384,034
Spirit Realty Capital, Inc.	10,330	426,629
STAG Industrial, Inc.	80,203	2,875,278
WP Carey, Inc.	9,620	598,749
		28,333,223

VALIC Company I Systematic Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail — 4.5%
GameStop Corp., Class A#†	70,943	$ 1,032,221
Genuine Parts Co.	18,219	2,419,119
Macy's, Inc.	31,277	496,053
McDonald's Corp.	20,392	5,747,281
MSC Industrial Direct Co., Inc., Class A	7,017	683,596
Walmart, Inc.	58,362	9,086,380
		19,464,650
Semiconductors — 2.1%
Applied Materials, Inc.	29,831	4,468,087
Intel Corp.	96,604	4,318,199
		8,786,286
Software — 3.1%
AppLovin Corp., Class A†	10,709	401,373
HashiCorp, Inc., Class A†	20,268	434,141
Oracle Corp.	13,858	1,610,438
Roper Technologies, Inc.	10,282	5,534,286
Salesforce, Inc.†	12,747	3,210,969
Twilio, Inc., Class A†	6,773	438,078
Unity Software, Inc.#†	14,426	425,711
Zoom Video Communications, Inc., Class A†	16,414	1,113,362
		13,168,358
Telecommunications — 2.0%
Cisco Systems, Inc.	172,980	8,368,772
Total Long-Term Investment Securities (cost $411,464,296)		425,065,026
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio 5.36%(1)(2) (cost $1,211,700)	1,211,700	1,211,700
Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 11/30/2023, to be repurchased 12/01/2023 in the amount of $2,185,539 and collateralized by $2,262,600 of United States Treasury Notes, bearing interest at 3.75% due 04/15/2026 and having an approximate value of $2,229,161 (cost $2,185,442)	$2,185,442	$ 2,185,442
TOTAL INVESTMENTS (cost $414,861,438)(3)	100.1%	428,462,168
Other assets less liabilities	(0.1)	(601,281)
NET ASSETS	100.0%	$427,860,887
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of November 30, 2023.
(2)	At November 30, 2023, the Fund had loaned securities with a total value of $2,999,066. This was secured by collateral of $1,211,700, which was received in cash and subsequently invested in short-term investments currently valued at $1,211,700 as reported in the Portfolio of Investments. Additional collateral of $2,050,262 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2023
United States Treasury Bills	0.00%	12/19/2023 to 10/03/2024	$ 61,745
United States Treasury Notes/Bonds	0.00% to 6.13%	01/15/2024 to 05/15/2053	1,988,517
(3)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$425,065,026	$ —	$—	$425,065,026
Short-Term Investments	1,211,700	—	—	1,211,700
Repurchase Agreements	—	2,185,442	—	2,185,442
Total Investments at Value	$426,276,726	$2,185,442	$—	$428,462,168
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO PROFILE — November 30, 2023— (unaudited)

Industry Allocation*
Software	15.0%
Semiconductors	9.6
Diversified Financial Services	8.6
Internet	7.5
Retail	5.9
Computers	4.6
Oil & Gas	3.9
Insurance	3.8
Commercial Services	3.6
Healthcare-Products	3.0
Repurchase Agreements	3.0
Telecommunications	2.7
Pharmaceuticals	2.6
Chemicals	2.1
Healthcare-Services	2.1
Biotechnology	1.9
Electric	1.9
Banks	1.9
Beverages	1.8
REITS	1.7
Food	1.7
Media	1.5
Short-Term Investments	1.3
Household Products/Wares	1.1
Environmental Control	0.9
Electronics	0.8
Machinery-Construction & Mining	0.7
Transportation	0.7
Miscellaneous Manufacturing	0.6
Lodging	0.5
Machinery-Diversified	0.5
Agriculture	0.4
Real Estate	0.3
Cosmetics/Personal Care	0.3
Distribution/Wholesale	0.3
Electrical Components & Equipment	0.3
Oil & Gas Services	0.3
Home Builders	0.2
Iron/Steel	0.1
Auto Parts & Equipment	0.1
Packaging & Containers	0.1
Energy-Alternate Sources	0.1
100.0%
*	Calculated as a percentage of net assets

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 95.7%
Agriculture — 0.4%
Archer-Daniels-Midland Co.	39,734	$ 2,929,588
Airlines — 0.0%
Delta Air Lines, Inc.	7,792	287,759
Auto Parts & Equipment — 0.1%
Aptiv PLC†	11,513	953,737
Banks — 1.9%
Bank of New York Mellon Corp.	19,611	947,603
M&T Bank Corp.	5,698	730,313
Morgan Stanley	61,485	4,878,220
PNC Financial Services Group, Inc.	20,578	2,756,629
Truist Financial Corp.	49,386	1,587,266
US Bancorp	71,239	2,715,631
		13,615,662
Beverages — 1.8%
Keurig Dr Pepper, Inc.	153,239	4,837,755
Monster Beverage Corp.†	144,106	7,947,446
		12,785,201
Biotechnology — 1.9%
Amgen, Inc.	17,566	4,736,496
Biogen, Inc.†	3,910	915,253
Illumina, Inc.†	441	44,960
Incyte Corp.†	350	19,019
Moderna, Inc.†	9,557	742,579
Regeneron Pharmaceuticals, Inc.†	4,021	3,312,540
Vertex Pharmaceuticals, Inc.†	12,182	4,322,295
		14,093,142
Chemicals — 2.1%
Air Products & Chemicals, Inc.	7,884	2,133,016
Albemarle Corp.	1,415	171,597
Ecolab, Inc.	8,927	1,711,574
Linde PLC	22,315	9,233,278
PPG Industries, Inc.	1,137	161,443
Sherwin-Williams Co.	7,383	2,058,380
		15,469,288
Commercial Services — 3.6%
Automatic Data Processing, Inc.	26,723	6,144,152
Cintas Corp.	5,763	3,188,380
CoStar Group, Inc.†	22,580	1,875,043
Gartner, Inc.†	2,629	1,143,194
Moody's Corp.	8,327	3,039,022
PayPal Holdings, Inc.†	34,410	1,982,360
S&P Global, Inc.	18,472	7,681,212
Verisk Analytics, Inc.	6,120	1,477,552
		26,530,915
Computers — 4.6%
Cognizant Technology Solutions Corp., Class A	30,739	2,163,411
EPAM Systems, Inc.†	2,672	689,884
Fortinet, Inc.†	21,966	1,154,533
Hewlett Packard Enterprise Co.	375,256	6,345,579
HP, Inc.	272,538	7,996,265
NetApp, Inc.	88,719	8,108,029
Seagate Technology Holdings PLC	45,033	3,562,110
Western Digital Corp.†	70,844	3,422,474
		33,442,285
Cosmetics/Personal Care — 0.3%
Estee Lauder Cos., Inc., Class A	17,113	2,185,159
Security Description	Shares or Principal Amount	Value

Distribution/Wholesale — 0.3%
Copart, Inc.†	35,058	$ 1,760,613
Pool Corp.	839	291,401
		2,052,014
Diversified Financial Services — 8.6%
American Express Co.	39,313	6,713,481
Ameriprise Financial, Inc.	2,697	953,416
BlackRock, Inc.	8,382	6,296,810
Capital One Financial Corp.	7,409	827,289
Charles Schwab Corp.	43,986	2,697,221
CME Group, Inc.	20,259	4,423,755
Intercontinental Exchange, Inc.	32,640	3,715,738
Mastercard, Inc., Class A	42,467	17,574,119
Nasdaq, Inc.	3,608	201,471
Raymond James Financial, Inc.	2,811	295,577
T. Rowe Price Group, Inc.	1,704	170,621
Visa, Inc., Class A#	73,299	18,814,387
		62,683,885
Electric — 1.9%
Consolidated Edison, Inc.	33,854	3,050,584
Eversource Energy	34,054	2,023,148
Exelon Corp.	64,147	2,470,301
Sempra	65,952	4,805,923
WEC Energy Group, Inc.	15,152	1,267,010
		13,616,966
Electrical Components & Equipment — 0.3%
Eaton Corp. PLC	7,787	1,773,022
Emerson Electric Co.	2,560	227,584
		2,000,606
Electronics — 0.8%
Amphenol Corp., Class A	34,550	3,143,704
Keysight Technologies, Inc.†	5,837	793,190
TE Connectivity, Ltd.	14,385	1,884,435
		5,821,329
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	3,233	326,598
First Solar, Inc.†	549	86,621
		413,219
Environmental Control — 0.9%
Republic Services, Inc.	10,873	1,759,687
Veralto Corp.†	8,413	649,904
Waste Management, Inc.	25,206	4,309,974
		6,719,565
Food — 1.7%
Campbell Soup Co.	6,184	248,473
General Mills, Inc.	52,063	3,314,331
Hormel Foods Corp.	45,947	1,405,519
J.M. Smucker Co.	2,921	320,521
Kellanova	20,571	1,080,800
Kraft Heinz Co.	135,425	4,754,772
McCormick & Co., Inc.	13,549	878,382
		12,002,798
Healthcare-Products — 3.0%
Align Technology, Inc.†	1,187	253,781
Baxter International, Inc.	4,406	158,968
Boston Scientific Corp.†	59,254	3,311,706
Danaher Corp.	19,962	4,457,714

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Edwards Lifesciences Corp.†	18,048	$ 1,222,030
GE HealthCare Technologies, Inc.	6,972	477,303
IDEXX Laboratories, Inc.†	2,596	1,209,269
ResMed, Inc.	4,404	694,643
Stryker Corp.	14,316	4,242,260
Thermo Fisher Scientific, Inc.	10,384	5,147,972
Zimmer Biomet Holdings, Inc.	2,432	282,866
		21,458,512
Healthcare-Services — 2.1%
Catalent, Inc.†	2,358	91,608
Centene Corp.†	30,953	2,280,617
Elevance Health, Inc.	12,206	5,852,655
HCA Healthcare, Inc.	8,650	2,166,652
Humana, Inc.	7,565	3,667,966
Molina Healthcare, Inc.†	3,165	1,156,998
		15,216,496
Home Builders — 0.2%
D.R. Horton, Inc.	8,519	1,087,621
Lennar Corp., Class A	2,534	324,149
		1,411,770
Household Products/Wares — 1.1%
Avery Dennison Corp.	1,247	242,541
Church & Dwight Co., Inc.	23,877	2,307,235
Kimberly-Clark Corp.	43,391	5,368,768
		7,918,544
Insurance — 3.8%
Aflac, Inc.	4,834	399,820
Aon PLC, Class A	8,666	2,846,694
Arthur J. Gallagher & Co.	12,119	3,017,631
Chubb, Ltd.	34,983	8,026,149
Marsh & McLennan Cos., Inc.	33,283	6,637,296
Progressive Corp.	25,726	4,219,836
Travelers Cos., Inc.	14,385	2,598,219
		27,745,645
Internet — 7.5%
Airbnb, Inc., Class A†	9,191	1,161,191
Alphabet, Inc., Class A†	218,681	28,981,793
Booking Holdings, Inc.†	2,513	7,854,884
eBay, Inc.	138,605	5,684,191
Etsy, Inc.†	17,178	1,302,264
Expedia Group, Inc.†	10,602	1,443,780
Netflix, Inc.†	11,080	5,251,588
Palo Alto Networks, Inc.†	9,565	2,822,536
		54,502,227
Iron/Steel — 0.1%
Nucor Corp.	6,166	1,048,035
Lodging — 0.5%
Hilton Worldwide Holdings, Inc.	23,485	3,934,207
Machinery-Construction & Mining — 0.7%
Caterpillar, Inc.	19,631	4,921,884
Machinery-Diversified — 0.5%
Deere & Co.	10,003	3,645,193
Media — 1.5%
Charter Communications, Inc., Class A†	3,407	1,363,243
Security Description	Shares or Principal Amount	Value

Media (continued)
Comcast Corp., Class A	200,840	$ 8,413,187
Warner Bros. Discovery, Inc.†	81,320	849,794
		10,626,224
Miscellaneous Manufacturing — 0.6%
Illinois Tool Works, Inc.	16,990	4,115,148
Oil & Gas — 3.9%
Chevron Corp.	90,821	13,041,895
ConocoPhillips	57,137	6,603,323
EOG Resources, Inc.	30,052	3,698,500
Hess Corp.	11,387	1,600,557
Occidental Petroleum Corp.	25,980	1,536,717
Pioneer Natural Resources Co.	4,335	1,004,159
Valero Energy Corp.	7,985	1,001,000
		28,486,151
Oil & Gas Services — 0.3%
Schlumberger NV	37,591	1,956,236
Packaging & Containers — 0.1%
Ball Corp.	15,312	846,600
Pharmaceuticals — 2.6%
Dexcom, Inc.†	10,591	1,223,472
Eli Lilly & Co.	22,996	13,591,556
Zoetis, Inc.	24,078	4,253,860
		19,068,888
Real Estate — 0.3%
CBRE Group, Inc., Class A†	29,324	2,315,423
REITS — 1.7%
American Tower Corp.	14,097	2,943,172
Crown Castle, Inc.	4,252	498,674
Digital Realty Trust, Inc.	813	112,828
Equinix, Inc.	3,526	2,873,725
Prologis, Inc.	39,632	4,554,906
Public Storage	4,247	1,098,954
Welltower, Inc.	4,837	430,977
		12,513,236
Retail — 5.9%
AutoZone, Inc.†	610	1,592,057
Darden Restaurants, Inc.	2,637	412,611
Dollar General Corp.	19,370	2,539,794
Dollar Tree, Inc.†	15,809	1,953,834
Domino's Pizza, Inc.	839	329,635
Genuine Parts Co.	10,543	1,399,900
Home Depot, Inc.	37,609	11,790,045
Lowe's Cos., Inc.	23,124	4,597,745
Lululemon Athletica, Inc.†	552	246,634
O'Reilly Automotive, Inc.†	3,453	3,392,158
Ross Stores, Inc.	5,341	696,360
Target Corp.	33,493	4,481,698
TJX Cos., Inc.	62,963	5,547,670
Ulta Beauty, Inc.†	1,111	473,275
Walgreens Boots Alliance, Inc.	72,090	1,437,475
Yum! Brands, Inc.	14,518	1,822,735
		42,713,626
Semiconductors — 9.6%
Advanced Micro Devices, Inc.†	38,921	4,715,668
Analog Devices, Inc.	16,502	3,026,137
Applied Materials, Inc.	34,104	5,108,097
Broadcom, Inc.	11,173	10,343,181

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
Intel Corp.	63,581	$ 2,842,071
KLA Corp.	4,032	2,195,908
Lam Research Corp.	4,303	3,080,604
Microchip Technology, Inc.	10,396	867,442
Micron Technology, Inc.	30,588	2,328,359
Monolithic Power Systems, Inc.	202	110,841
NVIDIA Corp.	50,433	23,587,514
NXP Semiconductors NV	5,241	1,069,583
ON Semiconductor Corp.†	3,647	260,141
QUALCOMM, Inc.	34,739	4,483,068
Texas Instruments, Inc.	37,831	5,777,172
		69,795,786
Software — 15.0%
Adobe, Inc.†	14,028	8,571,248
Akamai Technologies, Inc.†	5,141	593,940
ANSYS, Inc.†	3,421	1,003,585
Autodesk, Inc.†	8,354	1,824,764
Cadence Design Systems, Inc.†	14,541	3,973,619
Electronic Arts, Inc.	4,867	671,695
Fidelity National Information Services, Inc.	15,811	927,157
Fiserv, Inc.†	19,666	2,568,576
Intuit, Inc.	9,534	5,448,300
Microsoft Corp.	151,628	57,453,366
MSCI, Inc.	1,052	547,934
Paychex, Inc.	32,708	3,989,395
Paycom Software, Inc.	2,743	498,293
Roper Technologies, Inc.	2,383	1,282,650
Salesforce, Inc.†	32,997	8,311,944
ServiceNow, Inc.†	8,649	5,930,965
Synopsys, Inc.†	8,283	4,499,574
Take-Two Interactive Software, Inc.†	5,219	825,646
Tyler Technologies, Inc.†	1,068	436,641
		109,359,292
Telecommunications — 2.7%
Arista Networks, Inc.†	7,492	1,646,067
AT&T, Inc.	209,902	3,478,076
Cisco Systems, Inc.	189,632	9,174,396
Corning, Inc.	6,565	187,037
Motorola Solutions, Inc.	2,033	656,395
Verizon Communications, Inc.	114,725	4,397,409
		19,539,380
Transportation — 0.7%
CSX Corp.	78,356	2,530,899
Security Description	Shares or Principal Amount	Value

Transportation (continued)
Expeditors International of Washington, Inc.	5,539	$ 666,563
Old Dominion Freight Line, Inc.	4,276	1,663,621
		4,861,083
Total Long-Term Investment Securities (cost $537,637,956)		695,602,704
SHORT-TERM INVESTMENTS — 1.3%
U.S. Government — 1.3%
United States Treasury Bills
5.25%, 02/08/2024	$ 7,000,000	6,929,697
5.26%, 01/16/2024(1)	2,700,000	2,681,792
Total Short-Term Investments (cost $9,611,469)		9,611,489
REPURCHASE AGREEMENTS — 3.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 11/30/2023, to be repurchased 12/01/2023 in the amount of $21,376,216 and collateralized by $22,129,900 of United States Treasury Notes, bearing interest at 3.75% due 04/15/2026 and having an approximate value of $21,802,840 (cost $21,375,266)	21,375,266	21,375,266
TOTAL INVESTMENTS (cost $568,624,691)(2)	100.0%	726,589,459
Other assets less liabilities	0.0	344,976
NET ASSETS	100.0%	$726,934,435
†	Non-income producing security
#	The security or a portion thereof is out on loan.
At November 30, 2023, the Fund had loaned securities with a total value of $1,571,138. This was secured by collateral of $1,590,412 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2023
United States Treasury Bills	0.00%	10/03/2024	$ 272
United States Treasury Notes/Bonds	0.00% to 6.13%	12/31/2024 to 05/15/2053	1,590,140
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 4 for cost of investments on a tax basis.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
138	Long	S&P 500 E-Mini Index	December 2023	$30,740,987	$31,579,575	$838,588
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — November 30, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$695,602,704	$ —	$—	$695,602,704
Short-Term Investments	—	9,611,489	—	9,611,489
Repurchase Agreements	—	21,375,266	—	21,375,266
Total Investments at Value	$695,602,704	$30,986,755	$—	$726,589,459
Other Financial Instruments:†
Futures Contracts	$ 838,588	$ —	$—	$ 838,588
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2023 (unaudited)

	Aggressive Growth Lifestyle Fund	Asset Allocation Fund	Capital Appreciation Fund	Conservative Growth Lifestyle Fund	Core Bond Fund	Dividend Value Fund
ASSETS:
Investment securities, at value (unaffiliated)*‡	$ 6,416,157	$ 134,517,200	$ 68,029,267	$ 2,737,373	$2,637,838,710	$ 605,088,297
Investment securities, at value (affiliated)*‡	636,647,951	—	—	289,665,817	—	—
Repurchase agreements (cost approximates value)	—	2,677,435	—	—	—	—
Cash	—	7	—	—	270,338	2,007
Foreign cash*	—	1	—	—	44	44,596
Due from broker	—	78,473	—	—	—	—
Receivable for:
Fund shares sold	179,051	43,165	1,421	866	54,187	429
Dividends and interest	22,894	417,347	42,932	9,771	17,157,325	2,431,480
Investments sold	—	446,705	—	—	12,699,343	6,290,617
Securities lending income	—	296	24	—	11,418	3,767
Prepaid expenses and other assets	18,872	8,416	8,224	12,910	76,485	16,665
Due from investment adviser for expense reimbursements/fee waivers	15,425	5,532	—	7,087	—	60,750
Variation margin on futures contracts	—	2,625	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Total assets	643,300,350	138,197,202	68,081,868	292,433,824	2,668,107,850	613,938,608
LIABILITIES:
Payable for:
Fund shares redeemed	4,171	6,735	9,053	81,424	724,726	161,124
Investments purchased	—	629,366	—	—	13,935,824	6,656,392
Investment advisory and management fees	51,418	55,315	29,746	23,625	892,497	396,661
Administrative service fee	—	7,347	3,591	—	143,392	36,671
Transfer agent fees and expenses	226	104	425	143	491	307
Directors’ fees and expenses	17,927	5,919	6,438	10,909	79,881	18,065
Other accrued expenses	43,052	75,676	48,402	41,476	136,554	76,006
Line of credit	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Collateral upon return of securities loaned	—	63,188	—	—	10,888,473	3,329,375
Due to custodian	—	—	—	—	—	—
Due to custodian for foreign cash*	—	—	—	—	—	—
Due to broker	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—
Total liabilities	116,794	843,650	97,655	157,577	26,801,838	10,674,601
Net assets	$ 643,183,556	$ 137,353,552	$ 67,984,213	$ 292,276,247	$2,641,306,012	$ 603,264,007
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$ 677,870	$ 133,324	$ 40,378	$ 279,585	$ 2,750,807	$ 532,683
Additional paid-in-capital	641,501,968	132,337,827	31,498,777	319,242,528	2,983,125,024	533,555,889
Total accumulated earnings (loss)	1,003,718	4,882,401	36,445,058	(27,245,866)	(344,569,819)	69,175,435
Net assets	$ 643,183,556	$ 137,353,552	$ 67,984,213	$ 292,276,247	$2,641,306,012	$ 603,264,007
CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	67,787,030	13,332,371	4,037,834	27,958,487	275,080,673	53,268,302
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$ 9.49	$ 10.30	$ 16.84	$ 10.45	$ 9.60	$ 11.33
* Cost
Investment securities (unaffiliated)	$ 6,416,157	$ 132,082,953	$ 47,478,228	$ 2,737,373	$2,953,394,017	$ 571,501,202
Investment securities (affiliated)	$ 629,584,406	$ —	$ —	$ 302,436,688	$ —	$ —
Foreign cash	$ —	$ —	$ —	$ —	$ 45	$ 44,898
‡ Including securities on loan	$ —	$ 2,424,000	$ 144,422	$ —	$ 71,951,500	$3,982,640
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2023 (unaudited) — (continued)

	Dynamic Allocation Fund	Emerging Economies Fund	Global Real Estate Fund	Global Strategy Fund	Government Securities Fund	Growth Fund
ASSETS:
Investment securities, at value (unaffiliated)*‡	$ 28,397,687	$ 668,146,745	$ 247,405,672	$ 204,336,947	$ 124,389,921	$1,566,748,452
Investment securities, at value (affiliated)*‡	114,973,656	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	3,957,584	—
Cash	9	14,182,916	1,994,140	92,014	1	—
Foreign cash*	—	597,416	—	30,374	—	18,046
Due from broker	—	—	—	1,248,743	—	6
Receivable for:
Fund shares sold	10,592	4,919	664	795	13,877	2,325
Dividends and interest	127,694	1,637,823	727,925	1,556,411	514,223	1,024,410
Investments sold	1,662,886	—	413,021	3,322,945	—	362,847
Securities lending income	—	5,792	1,851	3,619	1	2,183
Prepaid expenses and other assets	5,309	15,306	9,959	13,027	7,885	29,361
Due from investment adviser for expense reimbursements/fee waivers	5,819	—	—	10,015	—	158,119
Variation margin on futures contracts	87,500	—	—	—	—	875
Unrealized appreciation on forward foreign currency contracts	—	—	—	232,158	—	—
Total assets	145,271,152	684,590,917	250,553,232	210,847,048	128,883,492	1,568,346,624
LIABILITIES:
Payable for:
Fund shares redeemed	52,081	144,780	36,284	127,154	44,466	726,008
Investments purchased	1,833,378	—	233,917	200,000	—	—
Investment advisory and management fees	28,627	435,239	156,530	83,457	52,583	781,599
Administrative service fee	1,465	37,829	13,883	11,083	6,983	76,042
Transfer agent fees and expenses	104	386	261	104	380	175
Directors’ fees and expenses	2,838	14,250	8,981	10,638	6,066	29,759
Other accrued expenses	40,069	149,435	67,156	156,801	55,598	69,227
Line of credit	—	—	—	—	—	125,000
Accrued foreign tax on capital gains	—	1,813,783	—	32,083	—	—
Variation margin on futures contracts	—	—	—	148,954	—	—
Collateral upon return of securities loaned	—	8,948,684	1,757,617	2,336,701	—	1,740,963
Due to custodian	—	—	—	—	—	2,020
Due to custodian for foreign cash*	—	—	22,437	—	—	—
Due to broker	1,118,547	39	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	122,597	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—
Total liabilities	3,077,109	11,544,425	2,297,066	3,229,572	166,076	3,550,793
Net assets	$ 142,194,043	$ 673,046,492	$ 248,256,166	$ 207,617,476	$ 128,717,416	$1,564,795,831
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$ 149,750	$ 1,193,570	$ 398,946	$ 239,954	$ 139,962	$ 1,238,468
Additional paid-in-capital	152,076,886	779,482,606	348,254,723	226,141,969	153,543,630	1,299,971,587
Total accumulated earnings (loss)	(10,032,593)	(107,629,684)	(100,397,503)	(18,764,447)	(24,966,176)	263,585,776
Net assets	$ 142,194,043	$ 673,046,492	$ 248,256,166	$ 207,617,476	$ 128,717,416	$1,564,795,831
CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	14,974,996	119,357,015	39,894,619	23,995,397	13,996,222	123,846,818
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$ 9.50	$ 5.64	$ 6.22	$ 8.65	$ 9.20	$ 12.63
* Cost
Investment securities (unaffiliated)	$ 30,455,174	$ 676,427,496	$ 261,601,877	$ 194,364,691	$ 140,458,598	$1,266,284,595
Investment securities (affiliated)	$ 121,161,959	$ —	$ —	$ —	$ —	$ —
Foreign cash	$ —	$ 596,234	$ (22,439)	$ 30,357	$ —	$ 18,340
‡ Including securities on loan	$ —	$ 13,056,868	$ 8,978,890	$ 6,062,920	$ 147,672	$2,636,968
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2023 (unaudited) — (continued)

	High Yield Bond Fund	Inflation Protected Fund	International Equities Index Fund	International Government Bond Fund	International Growth Fund	International Opportunities Fund
ASSETS:
Investment securities, at value (unaffiliated)*‡	$ 388,235,216	$ 402,170,502	$1,927,966,117	$ 58,632,132	$ 364,235,397	$ 465,171,435
Investment securities, at value (affiliated)*‡	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	9,387,412	7,957,255	21,587,148	—	—	2,903,415
Cash	82	—	—	1,443,059	39,468,023	5,091,816
Foreign cash*	398,288	30,463	1,385,656	164,362	293,171	411,043
Due from broker	—	3,931,130	—	—	—	—
Receivable for:
Fund shares sold	1,005	20,487	6,950	3,556	14,932	5,290
Dividends and interest	5,944,331	1,625,334	10,393,129	555,920	637,133	1,349,646
Investments sold	—	22,642,516	—	—	—	5,212,218
Securities lending income	11,329	—	16,885	310	23,661	21,318
Prepaid expenses and other assets	21,892	11,991	29,163	8,610	20,053	36,465
Due from investment adviser for expense reimbursements/fee waivers	22,871	10,353	—	—	60,477	11,336
Variation margin on futures contracts	—	158,035	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	27,762	287,182	—	—	—	—
Total assets	404,050,188	438,845,248	1,961,385,048	60,807,949	404,752,847	480,213,982
LIABILITIES:
Payable for:
Fund shares redeemed	173,608	173,555	641,285	702	15,178	148,483
Investments purchased	870,402	37,530,993	4,048	665,837	—	5,798,554
Investment advisory and management fees	187,905	165,541	437,710	25,958	282,389	310,490
Administrative service fee	20,115	22,915	107,493	3,447	20,078	25,090
Transfer agent fees and expenses	866	307	523	350	222	469
Directors’ fees and expenses	20,146	10,469	32,807	6,199	17,980	34,545
Other accrued expenses	71,089	105,674	248,611	50,733	98,916	136,714
Line of credit	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	988,936	37,259
Variation margin on futures contracts	—	—	81,300	—	—	—
Collateral upon return of securities loaned	22,180,280	—	25,253,099	211,013	25,872,317	11,937,497
Due to custodian	—	—	1,499	—	—	—
Due to custodian for foreign cash*	—	—	—	—	—	—
Due to broker	—	—	15,007	—	—	—
Unrealized depreciation on forward foreign currency contracts	3,280	3,182,249	—	—	—	—
Unrealized depreciation on swap contracts	—	490,833	—	—	—	—
Total liabilities	23,527,691	41,682,536	26,823,382	964,239	27,296,016	18,429,101
Net assets	$ 380,522,497	$ 397,162,712	$1,934,561,666	$ 59,843,710	$ 377,456,831	$ 461,784,881
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$ 547,189	$ 424,020	$ 2,546,793	$ 62,327	$ 364,811	$ 336,452
Additional paid-in-capital	411,963,569	484,556,375	1,659,085,404	91,805,768	343,858,721	497,056,447
Total accumulated earnings (loss)	(31,988,261)	(87,817,683)	272,929,469	(32,024,385)	33,233,299	(35,608,018)
Net assets	$ 380,522,497	$ 397,162,712	$1,934,561,666	$ 59,843,710	$ 377,456,831	$ 461,784,881
CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	54,718,915	42,401,988	254,679,349	6,232,714	36,481,135	33,645,191
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$ 6.95	$ 9.37	$ 7.60	$ 9.60	$ 10.35	$ 13.73
* Cost
Investment securities (unaffiliated)	$ 403,221,590	$ 463,972,891	$1,665,540,639	$ 65,447,118	$ 304,979,704	$ 444,650,223
Investment securities (affiliated)	$ —	$ —	$ —	$ —	$ —	$ —
Foreign cash	$ 393,983	$ 30,015	$ 1,373,231	$ 165,989	$ 292,193	$ 411,243
‡ Including securities on loan	$ 21,756,477	$ —	$ 41,670,702	$ 2,449,209	$ 25,901,685	$26,063,995
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2023 (unaudited) — (continued)

	International Socially Responsible Fund	International Value Fund	Large Capital Growth Fund	Mid Cap Index Fund	Mid Cap Strategic Growth Fund	Mid Cap Value Fund
ASSETS:
Investment securities, at value (unaffiliated)*‡	$ 382,445,584	$ 487,130,007	$ 681,793,126	$2,778,935,088	$ 891,800,032	$ 588,920,601
Investment securities, at value (affiliated)*‡	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	13,215,486	—	—	8,776,391	—	1,011,712
Cash	1	—	1,304,580	6	4,788,610	18
Foreign cash*	12,178,166	118,127	—	—	—	49
Due from broker	—	—	—	14,557	—	—
Receivable for:
Fund shares sold	69,975	4,083	10,125	12,926	2,714	4,303
Dividends and interest	1,990,547	1,838,173	712,514	2,681,151	513,427	823,131
Investments sold	1,647,235	—	—	4,595,126	5,742,989	4,655,996
Securities lending income	3	1,854	772	9,280	142,576	964
Prepaid expenses and other assets	15,490	22,877	12,967	84,962	47,360	44,427
Due from investment adviser for expense reimbursements/fee waivers	16,251	27,640	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Total assets	411,578,738	489,142,761	683,834,084	2,795,109,487	903,037,708	595,461,201
LIABILITIES:
Payable for:
Fund shares redeemed	88,463	107,925	235,721	787,092	340,384	194,479
Investments purchased	3,164,231	—	—	25,472,598	6,094,917	2,524,004
Investment advisory and management fees	162,507	278,755	347,675	603,869	418,148	335,642
Administrative service fee	21,581	26,219	36,071	149,502	42,873	31,304
Transfer agent fees and expenses	209	279	653	623	314	463
Directors’ fees and expenses	13,813	21,098	12,087	89,259	21,331	43,957
Other accrued expenses	113,419	139,583	74,576	158,688	55,231	97,286
Line of credit	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—	—
Variation margin on futures contracts	41,100	—	—	—	—	—
Collateral upon return of securities loaned	—	—	—	11,183,187	6,435,564	439,259
Due to custodian	—	—	—	—	—	—
Due to custodian for foreign cash*	—	—	—	—	219	—
Due to broker	49	26,531	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—
Total liabilities	3,605,372	600,390	706,783	38,444,818	13,408,981	3,666,394
Net assets	$ 407,973,366	$ 488,542,371	$ 683,127,301	$2,756,664,669	$ 889,628,727	$ 591,794,807
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$ 179,241	$ 509,278	$ 364,122	$ 1,157,433	$ 561,772	$ 339,769
Additional paid-in-capital	346,712,227	484,687,751	417,180,927	1,877,124,800	925,461,098	456,321,759
Total accumulated earnings (loss)	61,081,898	3,345,342	265,582,252	878,382,436	(36,394,143)	135,133,279
Net assets	$ 407,973,366	$ 488,542,371	$ 683,127,301	$2,756,664,669	$ 889,628,727	$ 591,794,807
CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	17,924,124	50,927,782	36,412,193	115,743,337	56,177,217	33,976,932
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$ 22.76	$ 9.59	$ 18.76	$ 23.82	$ 15.84	$ 17.42
* Cost
Investment securities (unaffiliated)	$ 331,391,189	$ 474,509,016	$ 515,214,947	$2,171,978,643	$ 841,995,141	$ 547,212,560
Investment securities (affiliated)	$ —	$ —	$ —	$ —	$ —	$ —
Foreign cash	$ 12,112,597	$ 117,486	$ —	$ —	$ (217)	$ 50
‡ Including securities on loan	$ —	$ 499,130	$ —	$ 44,199,645	$ 17,641,696	$5,246,420
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2023 (unaudited) — (continued)

	Moderate Growth Lifestyle Fund	Nasdaq-100 Index Fund	Science & Technology Fund	Small Cap Growth Fund	Small Cap Index Fund	Small Cap Special Values Fund
ASSETS:
Investment securities, at value (unaffiliated)*‡	$ 9,635,450	$ 834,555,747	$2,308,278,717	$ 540,342,238	$ 893,023,340	$ 196,104,591
Investment securities, at value (affiliated)*‡	970,586,426	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	23,765,473	1,127,622	—	52,778,331	—
Cash	—	4	3,738,953	18,333,830	50	1
Foreign cash*	—	—	21,908	—	—	—
Due from broker	—	9	—	—	20	—
Receivable for:
Fund shares sold	5,776	209	6,757	20,243	1,211	14,685
Dividends and interest	33,895	778,472	1,305,004	224,367	1,063,345	262,794
Investments sold	—	—	15,197,898	1,314,667	—	124,838
Securities lending income	—	38,266	2,418	29,937	80,008	1,470
Prepaid expenses and other assets	28,060	9,728	52,297	25,839	31,233	8,236
Due from investment adviser for expense reimbursements/fee waivers	23,680	54,586	73,232	12,588	34,600	—
Variation margin on futures contracts	—	—	—	—	204,160	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Total assets	980,313,287	859,202,494	2,329,804,806	560,303,709	947,216,298	196,516,615
LIABILITIES:
Payable for:
Fund shares redeemed	473,975	110,929	1,077,463	172,834	304,197	5,107
Investments purchased	—	—	7,403,622	13,044,001	—	183,324
Investment advisory and management fees	78,934	257,932	1,576,678	339,772	220,442	117,886
Administrative service fee	—	45,306	121,566	27,861	47,664	10,437
Transfer agent fees and expenses	284	510	665	312	619	307
Directors’ fees and expenses	28,176	9,299	55,734	24,577	31,289	6,102
Other accrued expenses	45,026	28,902	67,401	76,000	198,877	47,599
Line of credit	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—	—
Variation margin on futures contracts	—	63,495	—	—	—	—
Collateral upon return of securities loaned	—	3,993,495	3,475,375	1,666,396	19,407,157	877,787
Due to custodian	—	—	—	—	—	—
Due to custodian for foreign cash*	—	—	—	—	—	—
Due to broker	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—
Total liabilities	626,395	4,509,868	13,778,504	15,351,753	20,210,245	1,248,549
Net assets	$ 979,686,892	$ 854,692,626	$2,316,026,302	$ 544,951,956	$ 927,006,053	$ 195,268,066
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$ 776,828	$ 386,786	$ 995,649	$ 415,136	$ 695,066	$ 175,486
Additional paid-in-capital	1,005,152,189	268,738,447	2,347,066,623	729,619,486	840,218,498	169,829,047
Total accumulated earnings (loss)	(26,242,125)	585,567,393	(32,035,970)	(185,082,666)	86,092,489	25,263,533
Net assets	$ 979,686,892	$ 854,692,626	$2,316,026,302	$ 544,951,956	$ 927,006,053	$ 195,268,066
CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	77,682,819	38,678,645	99,564,916	41,513,584	69,506,569	17,548,573
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$ 12.61	$ 22.10	$ 23.26	$ 13.13	$ 13.34	$ 11.13
* Cost
Investment securities (unaffiliated)	$ 9,635,450	$ 404,031,074	$1,838,356,307	$ 595,044,237	$ 835,391,025	$ 184,512,438
Investment securities (affiliated)	$ 975,923,259	$ —	$ —	$ —	$ —	$ —
Foreign cash	$ —	$ —	$ 22,021	$ —	$ —	$ —
‡ Including securities on loan	$ —	$ 3,776,875	$ 13,285,269	$ 10,948,049	$ 48,324,653	$6,464,916
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2023 (unaudited) — (continued)

	Small Cap Value Fund	Stock Index Fund	Systematic Core Fund	Systematic Growth Fund	Systematic Value Fund	U.S. Socially Responsible Fund
ASSETS:
Investment securities, at value (unaffiliated)*‡	$ 411,625,305	$5,614,682,634	$ 551,172,161	$ 863,988,608	$ 426,276,726	$ 705,214,193
Investment securities, at value (affiliated)*‡	—	6,791,855	—	—	—	—
Repurchase agreements (cost approximates value)	21,557,902	129,775,694	—	—	2,185,442	21,375,266
Cash	48	179	780,515	—	2	1
Foreign cash*	—	—	—	—	—	—
Due from broker	1,047,320	47,450	—	—	—	3,165
Receivable for:
Fund shares sold	6,769	12,892	6,592	7,775	12,557	17,249
Dividends and interest	670,837	9,039,251	828,359	628,549	991,911	1,005,716
Investments sold	94,201	—	—	3,405,240	—	—
Securities lending income	1,390	2,398	15,227	2,931	721	119
Prepaid expenses and other assets	26,828	145,693	23,163	15,353	20,369	40,451
Due from investment adviser for expense reimbursements/fee waivers	2,412	347,064	97,173	122,553	99,039	—
Variation margin on futures contracts	38,080	765,625	—	—	—	120,750
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Total assets	435,071,092	5,761,610,735	552,923,190	868,171,009	429,586,767	727,776,910
LIABILITIES:
Payable for:
Fund shares redeemed	145,212	1,686,026	162,929	229,960	200,815	542,380
Investments purchased	10,987,058	270,356	—	—	—	—
Investment advisory and management fees	197,106	1,062,980	330,477	514,150	224,830	145,271
Administrative service fee	19,717	307,267	29,329	47,313	21,920	38,584
Transfer agent fees and expenses	288	672	454	147	243	280
Directors’ fees and expenses	23,386	157,564	21,948	14,974	18,746	39,345
Other accrued expenses	144,903	170,685	51,990	15,047	47,626	76,615
Line of credit	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Collateral upon return of securities loaned	1,293,724	2,143,512	1,941,588	1,054,380	1,211,700	—
Due to custodian	—	—	—	620,283	—	—
Due to custodian for foreign cash*	—	—	—	—	—	—
Due to broker	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—
Total liabilities	12,811,394	5,799,062	2,538,715	2,496,254	1,725,880	842,475
Net assets	$ 422,259,698	$5,755,811,673	$ 550,384,475	$ 865,674,755	$ 427,860,887	$ 726,934,435
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$ 385,172	$ 1,175,730	$ 205,643	$ 541,126	$ 343,239	$ 394,109
Additional paid-in-capital	413,923,572	1,745,973,777	409,902,551	528,505,661	398,446,575	483,859,435
Total accumulated earnings (loss)	7,950,954	4,008,662,166	140,276,281	336,627,968	29,071,073	242,680,891
Net assets	$ 422,259,698	$5,755,811,673	$ 550,384,475	$ 865,674,755	$ 427,860,887	$ 726,934,435
CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	38,517,213	117,573,014	20,564,327	54,112,609	34,323,880	39,410,908
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$ 10.96	$ 48.96	$ 26.76	$ 16.00	$ 12.47	$ 18.45
* Cost
Investment securities (unaffiliated)	$ 392,849,190	$2,100,656,284	$ 428,438,622	$ 653,454,720	$ 412,675,996	$ 547,249,425
Investment securities (affiliated)	$ —	$ 3,823,262	$ —	$ —	$ —	$ —
Foreign cash	$ —	$ —	$ —	$ —	$ —	$ —
‡ Including securities on loan	$ 5,830,898	$ 9,405,286	$ 9,727,909	$ 4,044,916	$ 2,999,066	$1,571,138
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2023 (unaudited)

	Aggressive Growth Lifestyle Fund	Asset Allocation Fund	Capital Appreciation Fund	Conservative Growth Lifestyle Fund	Core Bond Fund	Dividend Value Fund
INVESTMENT INCOME:
Dividends (unaffiliated)	$ 134,870	$ 664,954	$ 215,030	$ 62,642	$ 1,917,430	$11,595,505
Dividends (affiliated)	—	—	—	—	—	—
Securities lending income	—	1,721	155	—	87,696	17,716
Interest (unaffiliated)	—	851,105	—	—	54,024,808	84,649
Total investment income*	134,870	1,517,780	215,185	62,642	56,029,934	11,697,870
EXPENSES:
Investment advisory and management fees	318,831	340,278	177,495	148,477	5,607,039	3,022,916
Administration service fee	—	45,189	21,428	—	901,718	283,843
Transfer agent fees and expenses	1,451	727	993	969	3,143	1,111
Custodian and accounting fees	6,009	29,554	10,712	6,009	81,210	49,250
Reports to shareholders	9,483	2,258	1,903	4,977	38,363	13,431
Audit and tax fees	19,211	25,616	25,797	19,212	25,797	19,336
Legal fees	17,816	9,106	7,716	12,525	44,540	20,797
Directors’ fees and expenses	29,477	6,348	1,497	13,970	127,965	48,230
Interest expense	—	—	—	—	—	21,404
License fee	14,673	402	1,016	7,240	1,820	13,727
Other expenses	19,255	21,748	19,622	15,411	39,663	31,105
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	436,206	481,226	268,179	228,790	6,871,258	3,525,150
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(95,649)	(34,028)	—	(44,543)	—	(470,221)
Fees paid indirectly (Note 5)	—	(527)	(828)	—	—	(3,618)
Net expenses	340,557	446,671	267,351	184,247	6,871,258	3,051,311
Net investment income (loss)	(205,687)	1,071,109	(52,166)	(121,605)	49,158,676	8,646,559
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	—	2,347,742	2,335,435	—	(24,985,378)	8,349,522
Investments (affiliated)	(8,851,395)	—	—	(3,681,282)	—	—
Futures contracts	—	(52,251)	—	—	—	—
Forward contracts	—	—	—	—	—	—
Swap contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	219	—	—	—	(38,660)
Net realized gain (loss) on investments and foreign currencies	(8,851,395)	2,295,710	2,335,435	(3,681,282)	(24,985,378)	8,310,862
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	—	4,076,329	6,396,690	—	(28,771,406)	52,642,972
Investments (affiliated)	42,562,711	—	—	10,919,091	—	—
Futures contracts	—	3,769	—	—	—	—
Forward contracts	—	—	—	—	—	—
Swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(51)	—	—	—	24,430
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	42,562,711	4,080,047	6,396,690	10,919,091	(28,771,406)	52,667,402
Net realized and unrealized gain (loss) on investments and foreign currencies	33,711,316	6,375,757	8,732,125	7,237,809	(53,756,784)	60,978,264
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,505,629	$7,446,866	$8,679,959	$ 7,116,204	$ (4,598,108)	$69,624,823
* Net of foreign withholding taxes on interest and dividends of	$ —	$ 4,022	$ —	$ —	$ (3,114)	$ 99,876
** Net of foreign withholding taxes on capital gains of	$ —	$ —	$ —	$ —	$ —	$—
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2023 (unaudited) — (continued)

	Dynamic Allocation Fund	Emerging Economies Fund	Global Real Estate Fund	Global Strategy Fund	Government Securities Fund	Growth Fund
INVESTMENT INCOME:
Dividends (unaffiliated)	$ 139,079	$ 12,609,606	$ 4,473,815	$ 1,396,300	$ —	$ 5,094,671
Dividends (affiliated)	—	—	—	—	—	—
Securities lending income	—	38,543	7,878	29,149	7	4,278
Interest (unaffiliated)	337,380	138,178	73,394	2,483,796	2,186,729	241,415
Total investment income*	476,459	12,786,327	4,555,087	3,909,245	2,186,736	5,340,364
EXPENSES:
Investment advisory and management fees	180,447	2,719,419	998,410	518,197	339,889	4,240,159
Administration service fee	8,765	236,788	88,795	68,817	45,137	408,845
Transfer agent fees and expenses	727	2,059	1,421	727	1,322	1,214
Custodian and accounting fees	11,792	200,254	28,024	77,658	15,448	18,974
Reports to shareholders	1,705	20,118	44,664	4,304	3,001	16,962
Audit and tax fees	19,706	25,445	19,742	26,758	22,758	19,801
Legal fees	8,940	16,028	12,128	11,712	8,940	21,688
Directors’ fees and expenses	6,864	31,361	11,432	9,714	5,683	50,594
Interest expense	28,989	18,945	4,989	1,058	—	3,514
License fee	1,972	1,378	1,840	9,648	402	10,781
Other expenses	14,984	33,142	26,323	32,732	17,166	42,083
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	284,891	3,304,937	1,237,768	761,325	459,746	4,834,615
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(28,285)	—	—	(62,184)	—	(985,169)
Fees paid indirectly (Note 5)	—	—	(156)	—	—	—
Net expenses	256,606	3,304,937	1,237,612	699,141	459,746	3,849,446
Net investment income (loss)	219,853	9,481,390	3,317,475	3,210,104	1,726,990	1,490,918
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(3,086,417)	(20,014,173)	(11,419,839)	(765,520)	(792,352)	4,879,672
Investments (affiliated)	(2,169,208)	—	—	—	—	—
Futures contracts	(142,198)	(100,081)	—	(2,938,624)	—	41,916
Forward contracts	—	—	—	(367,599)	—	—
Swap contracts	—	—	—	(16,218)	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(212,604)	(26,968)	(16,277)	—	7,483
Net realized gain (loss) on investments and foreign currencies	(5,397,823)	(20,326,858)	(11,446,807)	(4,104,238)	(792,352)	4,929,071
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	258,783	46,150,398	15,202,203	13,810,272	(3,421,675)	144,333,780
Investments (affiliated)	10,011,578	—	—	—	—	—
Futures contracts	1,090,337	132,389	—	(283,307)	—	(22,012)
Forward contracts	—	—	—	136,990	—	—
Swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	10,947	14,739	18,562	—	2,329
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	(876,808)	—	(4,913)	—	—
Net unrealized gain (loss) on investments and foreign currencies	11,360,698	45,416,926	15,216,942	13,677,604	(3,421,675)	144,314,097
Net realized and unrealized gain (loss) on investments and foreign currencies	5,962,875	25,090,068	3,770,135	9,573,366	(4,214,027)	149,243,168
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 6,182,728	$ 34,571,458	$ 7,087,610	$12,783,470	$(2,487,037)	$150,734,086
* Net of foreign withholding taxes on interest and dividends of	$ —	$ 1,628,570	$ 139,176	$ 99,114	$ —	$ 24,860
** Net of foreign withholding taxes on capital gains of	$ —	$ 186,180	$ —	$ 22,656	$ —	$—
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2023 (unaudited) — (continued)

	High Yield Bond Fund	Inflation Protected Fund	International Equities Index Fund	International Government Bond Fund	International Growth Fund	International Opportunities Fund
INVESTMENT INCOME:
Dividends (unaffiliated)	$ —	$ —	$20,723,709	$ —	$ 1,031,640	$ 3,864,673
Dividends (affiliated)	—	—	—	—	—	—
Securities lending income	61,201	526	102,001	3,430	78,858	158,358
Interest (unaffiliated)	12,426,649	9,187,735	1,063,527	1,318,576	199,144	333,068
Total investment income*	12,487,850	9,188,261	21,889,237	1,322,006	1,309,642	4,356,099
EXPENSES:
Investment advisory and management fees	1,174,589	1,077,585	2,741,769	172,932	1,837,260	1,944,865
Administration service fee	125,838	149,781	675,556	22,965	130,938	157,274
Transfer agent fees and expenses	550	1,112	3,639	785	1,188	1,233
Custodian and accounting fees	20,679	50,449	150,442	10,457	44,338	146,939
Reports to shareholders	10,652	13,758	32,838	2,634	7,051	25,874
Audit and tax fees	25,797	23,865	25,445	25,811	24,499	25,797
Legal fees	12,422	14,760	32,675	8,151	12,300	36,111
Directors’ fees and expenses	17,843	21,450	94,084	2,211	19,139	21,807
Interest expense	—	8,253	35,031	631	—	4
License fee	11,329	1,822	276,472	10,569	1,066	1,132
Other expenses	20,136	23,674	78,125	16,695	27,454	41,516
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,419,835	1,386,509	4,146,076	273,841	2,105,233	2,402,552
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(131,134)	(67,672)	—	—	(394,391)	(100,971)
Fees paid indirectly (Note 5)	—	—	—	—	—	(166)
Net expenses	1,288,701	1,318,837	4,146,076	273,841	1,710,842	2,301,415
Net investment income (loss)	11,199,149	7,869,424	17,743,161	1,048,165	(401,200)	2,054,684
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(5,426,415)	(16,165,194)	(8,727,937)	(2,914,667)	(18,406,566)	(5,388,928)
Investments (affiliated)	—	—	—	—	—	—
Futures contracts	—	971,569	(584,171)	—	—	—
Forward contracts	(62,529)	196,835	—	—	—	—
Swap contracts	—	(31,550)	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(15,830)	(65,358)	(318,773)	15,172	(54,052)	(138,424)
Net realized gain (loss) on investments and foreign currencies	(5,504,774)	(15,093,698)	(9,630,881)	(2,899,495)	(18,460,618)	(5,527,352)
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	13,478,874	1,263,747	70,994,740	1,909,941	(2,618,524)	25,649,318
Investments (affiliated)	—	—	—	—	—	—
Futures contracts	—	812,955	1,473,817	—	—	—
Forward contracts	5,715	(2,613,618)	—	—	—	—
Swap contracts	—	374,098	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	3,817	23,987	798,726	6,365	26,543	64,821
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	178,439	65,649
Net unrealized gain (loss) on investments and foreign currencies	13,488,406	(138,831)	73,267,283	1,916,306	(2,413,542)	25,779,788
Net realized and unrealized gain (loss) on investments and foreign currencies	7,983,632	(15,232,529)	63,636,402	(983,189)	(20,874,160)	20,252,436
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,182,781	$ (7,363,105)	$81,379,563	$ 64,976	$(21,275,360)	$22,307,120
* Net of foreign withholding taxes on interest and dividends of	$ —	$ —	$ 1,404,876	$ 103	$ 126,751	$ 454,572
** Net of foreign withholding taxes on capital gains of	$ —	$ —	$ —	$ —	$ 121,028	$659,130
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2023 (unaudited) — (continued)

	International Socially Responsible Fund	International Value Fund	Large Capital Growth Fund	Mid Cap Index Fund	Mid Cap Strategic Growth Fund	Mid Cap Value Fund
INVESTMENT INCOME:
Dividends (unaffiliated)	$ 4,387,631	$ 7,319,318	$ 3,422,357	$ 24,330,624	$ 2,982,979	$ 5,619,620
Dividends (affiliated)	—	—	—	—	—	—
Securities lending income	26	86,118	1,081	49,874	192,983	28,366
Interest (unaffiliated)	162,034	1,070	86,012	536,459	401,951	13,781
Total investment income*	4,549,691	7,406,506	3,509,450	24,916,957	3,577,913	5,661,767
EXPENSES:
Investment advisory and management fees	1,005,114	1,738,457	2,216,780	3,912,363	2,550,520	2,155,898
Administration service fee	133,479	163,724	230,027	975,701	261,508	201,625
Transfer agent fees and expenses	1,456	1,941	1,941	3,566	1,387	1,239
Custodian and accounting fees	59,003	59,292	12,634	51,156	15,356	29,218
Reports to shareholders	7,358	17,743	17,243	49,922	18,714	19,425
Audit and tax fees	20,281	24,499	19,336	20,280	19,335	25,797
Legal fees	11,952	13,807	16,352	46,830	16,975	16,614
Directors’ fees and expenses	18,991	22,929	32,557	137,424	35,796	30,368
Interest expense	2,213	—	12,272	46,206	—	2,538
License fee	1,049	1,201	8,351	15,716	8,697	8,666
Other expenses	34,632	45,332	24,257	57,881	27,862	27,172
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,295,528	2,088,925	2,591,750	5,317,045	2,956,150	2,518,560
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(33,990)	(172,601)	—	—	—	—
Fees paid indirectly (Note 5)	—	—	—	—	(26,572)	(2,220)
Net expenses	1,261,538	1,916,324	2,591,750	5,317,045	2,929,578	2,516,340
Net investment income (loss)	3,288,153	5,490,182	917,700	19,599,912	648,335	3,145,427
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	3,012,038	(5,535,352)	59,597,986	101,063,436	(226,026)	27,738,046
Investments (affiliated)	—	—	—	—	—	—
Futures contracts	85,634	—	—	6,094,926	—	—
Forward contracts	—	—	—	—	—	—
Swap contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	213,107	(174,532)	7,401	—	3,846	(3)
Net realized gain (loss) on investments and foreign currencies	3,310,779	(5,709,884)	59,605,387	107,158,362	(222,180)	27,738,043
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	8,723,499	32,727,465	4,408,866	78,651,350	44,156,421	26,601,001
Investments (affiliated)	—	—	—	—	—	—
Futures contracts	789,858	—	—	3,578,137	—	—
Forward contracts	—	—	—	—	—	—
Swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	496,888	53,037	(2,179)	—	(2)	1
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	49,383	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	10,010,245	32,829,885	4,406,687	82,229,487	44,156,419	26,601,002
Net realized and unrealized gain (loss) on investments and foreign currencies	13,321,024	27,120,001	64,012,074	189,387,849	43,934,239	54,339,045
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,609,177	$32,610,183	$64,929,774	$208,987,761	$44,582,574	$57,484,472
* Net of foreign withholding taxes on interest and dividends of	$ 351,971	$ 796,596	$ 40,612	$ —	$ 42,308	$ 28,422
** Net of foreign withholding taxes on capital gains of	$ —	$ 18,648	$ —	$ —	$ —	$—
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2023 (unaudited) — (continued)

	Moderate Growth Lifestyle Fund	Nasdaq-100 Index Fund	Science & Technology Fund	Small Cap Growth Fund	Small Cap Index Fund	Small Cap Special Values Fund
INVESTMENT INCOME:
Dividends (unaffiliated)	$ 203,799	$ 3,455,442	$ 4,624,619	$ 1,439,557	$ 7,303,458	$ 2,251,576
Dividends (affiliated)	—	—	—	—	—	—
Securities lending income	—	125,927	32,568	48,995	529,626	6,207
Interest (unaffiliated)	—	146,498	83,552	66,434	414,477	28
Total investment income*	203,799	3,727,867	4,740,739	1,554,986	8,247,561	2,257,811
EXPENSES:
Investment advisory and management fees	491,299	1,540,966	9,525,469	2,167,792	1,402,991	748,442
Administration service fee	—	270,389	734,343	177,852	306,235	66,262
Transfer agent fees and expenses	1,135	2,582	3,361	1,933	3,574	1,111
Custodian and accounting fees	6,009	18,122	56,782	33,296	47,073	6,254
Reports to shareholders	13,415	9,935	54,840	7,757	19,291	3,524
Audit and tax fees	19,212	20,282	19,336	25,797	20,280	19,335
Legal fees	23,519	17,184	36,503	14,410	19,933	9,741
Directors’ fees and expenses	45,601	35,310	97,679	25,134	43,090	9,324
Interest expense	—	2,265	101	—	10,077	—
License fee	22,682	131,478	402	6,685	120,581	2,687
Other expenses	22,919	25,775	64,537	21,331	38,914	18,572
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	645,791	2,074,288	10,593,353	2,481,987	2,032,039	885,252
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(147,390)	(246,097)	(442,375)	(80,355)	(230,598)	—
Fees paid indirectly (Note 5)	—	—	(35,655)	(10,782)	—	(1,331)
Net expenses	498,401	1,828,191	10,115,323	2,390,850	1,801,441	883,921
Net investment income (loss)	(294,602)	1,899,676	(5,374,584)	(835,864)	6,446,120	1,373,890
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	—	112,190,014	25,978,127	(46,382,483)	16,600,719	6,421,394
Investments (affiliated)	(17,485,062)	—	—	—	—	—
Futures contracts	—	1,343,698	—	—	2,902,188	—
Forward contracts	—	—	—	—	—	—
Swap contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	(58,335)	—	—	—
Net realized gain (loss) on investments and foreign currencies	(17,485,062)	113,533,712	25,919,792	(46,382,483)	19,502,907	6,421,394
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	—	(22,804,953)	225,926,294	38,867,342	7,259,430	9,331,849
Investments (affiliated)	55,976,640	—	—	—	—	—
Futures contracts	—	301,158	—	—	1,538,425	—
Forward contracts	—	—	—	—	—	—
Swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	9,652	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	55,976,640	(22,503,795)	225,935,946	38,867,342	8,797,855	9,331,849
Net realized and unrealized gain (loss) on investments and foreign currencies	38,491,578	91,029,917	251,855,738	(7,515,141)	28,300,762	15,753,243
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 38,196,976	$ 92,929,593	$246,481,154	$ (8,351,005)	$34,746,882	$17,127,133
* Net of foreign withholding taxes on interest and dividends of	$ —	$ 7,553	$ 208,584	$ —	$ 10,409	$ 4,786
** Net of foreign withholding taxes on capital gains of	$ —	$ —	$ —	$ —	$ —	$—
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2023 (unaudited) — (continued)

	Small Cap Value Fund	Stock Index Fund	Systematic Core Fund	Systematic Growth Fund	Systematic Value Fund	U.S. Socially Responsible Fund
INVESTMENT INCOME:
Dividends (unaffiliated)	$ 4,063,079	$ 43,601,426	$ 4,361,747	$ 3,366,086	$ 4,991,760	$ 5,573,606
Dividends (affiliated)	—	76,705	—	—	—	—
Securities lending income	37,593	4,463	49,858	9,161	3,409	42
Interest (unaffiliated)	105,258	2,570,495	16,353	15,698	25,685	355,577
Total investment income*	4,205,930	46,253,089	4,427,958	3,390,945	5,020,854	5,929,225
EXPENSES:
Investment advisory and management fees	1,286,181	6,471,488	2,046,374	3,032,357	1,409,552	891,256
Administration service fee	128,834	1,868,712	181,696	278,748	137,606	236,718
Transfer agent fees and expenses	1,948	5,115	1,532	2,033	1,698	1,288
Custodian and accounting fees	89,429	76,648	12,401	12,019	9,165	17,683
Reports to shareholders	15,976	75,985	8,936	25,112	6,415	17,138
Audit and tax fees	25,797	20,280	20,282	23,208	19,336	25,797
Legal fees	13,241	79,037	14,379	21,913	12,840	16,587
Directors’ fees and expenses	19,436	252,770	25,058	36,888	19,220	32,411
Interest expense	4,823	45,245	1,170	—	1,912	6,125
License fee	5,707	29,697	6,971	402	5,133	389
Other expenses	25,145	75,824	22,650	27,440	20,348	27,811
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,616,517	9,000,801	2,341,449	3,460,120	1,643,225	1,273,203
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(79,325)	(1,217,174)	(602,003)	(718,709)	(621,717)	—
Fees paid indirectly (Note 5)	(30,290)	—	—	—	—	—
Net expenses	1,506,902	7,783,627	1,739,446	2,741,411	1,021,508	1,273,203
Net investment income (loss)	2,699,028	38,469,462	2,688,512	649,534	3,999,346	4,656,022
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(14,245,032)	43,109,905	4,239,599	25,070,501	10,933,281	16,224,687
Investments (affiliated)	—	118,615	—	—	—	—
Futures contracts	(162,556)	26,537,492	—	—	—	4,307,410
Forward contracts	—	—	—	—	—	—
Swap contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—	(35)
Net realized gain (loss) on investments and foreign currencies	(14,407,588)	69,766,012	4,239,599	25,070,501	10,933,281	20,532,062
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	42,787,999	426,331,175	44,791,315	74,481,614	15,547,613	44,441,632
Investments (affiliated)	—	1,249,510	—	—	—	—
Futures contracts	652,319	(9,623,395)	—	—	—	(1,153,787)
Forward contracts	—	—	—	—	—	—
Swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	43,440,318	417,957,290	44,791,315	74,481,614	15,547,613	43,287,845
Net realized and unrealized gain (loss) on investments and foreign currencies	29,032,730	487,723,302	49,030,914	99,552,115	26,480,894	63,819,907
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 31,731,758	$526,192,764	$51,719,426	$100,201,649	$30,480,240	$68,475,929
* Net of foreign withholding taxes on interest and dividends of	$ 15,736	$ 13,635	$ 2,875	$ 238	$ —	$ 1,912
** Net of foreign withholding taxes on capital gains of	$ —	$ —	$ —	$ —	$ —	$—
See Notes to Financial Statements

VALIC Company I
STATEMENT OF CHANGES IN NET ASSETS

	Aggressive Growth Lifestyle Fund		Asset Allocation Fund		Capital Appreciation Fund		Conservative Growth Lifestyle Fund
	For the Six Months Ended November 30, 2023 (unaudited)	For the Year Ended May 31, 2023	For the Six Months Ended November 30, 2023 (unaudited)	For the Year Ended May 31, 2023	For the Six Months Ended November 30, 2023 (unaudited)	For the Year Ended May 31, 2023	For the Six Months Ended November 30, 2023 (unaudited)	For the Year Ended May 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$ (205,687)	$ 10,909,114	$ 1,071,109	$ 1,884,718	$ (52,166)	$ 71,001	$ (121,605)	$ 6,246,206
Net realized gain (loss) on investments and foreign currencies	(8,851,395)	(2,075,377)	2,295,710	(2,536,348)	2,335,435	17,698,549	(3,681,282)	(14,135,865)
Net unrealized gain (loss) on investments and foreign currencies	42,562,711	(11,850,701)	4,080,047	1,935,297	6,396,690	(19,098,442)	10,919,091	3,267,309
Net increase (decrease) in net assets resulting from operations	33,505,629	(3,016,964)	7,446,866	1,283,667	8,679,959	(1,328,892)	7,116,204	(4,622,350)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(75,742,000)	—	(8,234,146)	—	(16,087,035)	—	(27,424,024)
CAPITAL SHARE TRANSACTIONS (Note 7)	(20,469,219)	49,847,506	(4,616,663)	266,682	(2,206,547)	(54,397,066)	(18,353,513)	4,863,031
TOTAL INCREASE (DECREASE) IN NET ASSETS	13,036,410	(28,911,458)	2,830,203	(6,683,797)	6,473,412	(71,812,993)	(11,237,309)	(27,183,343)
NET ASSETS:
Beginning of period	630,147,146	659,058,604	134,523,349	141,207,146	61,510,801	133,323,794	303,513,556	330,696,899
End of period	$643,183,556	$630,147,146	$137,353,552	$134,523,349	$67,984,213	$ 61,510,801	$292,276,247	$303,513,556
	Core Bond Fund		Dividend Value Fund		Dynamic Allocation Fund		Emerging Economies Fund
	For the Six Months Ended November 30, 2023 (unaudited)	For the Year Ended May 31, 2023	For the Six Months Ended November 30, 2023 (unaudited)	For the Year Ended May 31, 2023	For the Six Months Ended November 30, 2023 (unaudited)	For the Year Ended May 31, 2023	For the Six Months Ended November 30, 2023 (unaudited)	For the Year Ended May 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$ 49,158,676	$ 89,723,083	$ 8,646,559	$ 23,714,855	$ 219,853	$ 2,298,737	$ 9,481,390	$ 21,738,920
Net realized gain (loss) on investments and foreign currencies	(24,985,378)	(74,744,268)	8,310,862	7,782,601	(5,397,823)	4,534,884	(20,326,858)	(70,672,000)
Net unrealized gain (loss) on investments and foreign currencies	(28,771,406)	(78,389,203)	52,667,402	(68,209,806)	11,360,698	(10,587,276)	45,416,926	(28,853,883)
Net increase (decrease) in net assets resulting from operations	(4,598,108)	(63,410,388)	69,624,823	(36,712,350)	6,182,728	(3,753,655)	34,571,458	(77,786,963)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(75,689,017)	—	(209,162,063)	—	(12,154,405)	—	(103,444,788)
CAPITAL SHARE TRANSACTIONS (Note 7)	(162,856,712)	126,181,857	(516,198,341)	38,915,531	(11,082,160)	(6,369,042)	(8,737,259)	194,252,138
TOTAL INCREASE (DECREASE) IN NET ASSETS	(167,454,820)	(12,917,548)	(446,573,518)	(206,958,882)	(4,899,432)	(22,277,102)	25,834,199	13,020,387
NET ASSETS:
Beginning of period	2,808,760,832	2,821,678,380	1,049,837,525	1,256,796,407	147,093,475	169,370,577	647,212,293	634,191,906
End of period	$2,641,306,012	$2,808,760,832	$ 603,264,007	$1,049,837,525	$142,194,043	$147,093,475	$673,046,492	$ 647,212,293
See Notes to Financial Statements

VALIC Company I
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Global Real Estate Fund		Global Strategy Fund		Government Securities Fund		Growth Fund
	For the Six Months Ended November 30, 2023 (unaudited)	For the Year Ended May 31, 2023	For the Six Months Ended November 30, 2023 (unaudited)	For the Year Ended May 31, 2023	For the Six Months Ended November 30, 2023 (unaudited)	For the Year Ended May 31, 2023	For the Six Months Ended November 30, 2023 (unaudited)	For the Year Ended May 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$ 3,317,475	$ 9,503,954	$ 3,210,104	$ 5,957,528	$ 1,726,990	$ 4,172,198	$ 1,490,918	$ 1,445,360
Net realized gain (loss) on investments and foreign currencies	(11,446,807)	(79,069,301)	(4,104,238)	(18,166,537)	(792,352)	(9,312,449)	4,929,071	18,143,572
Net unrealized gain (loss) on investments and foreign currencies	15,216,942	(14,579,917)	13,677,604	6,738,036	(3,421,675)	(3,247,068)	144,314,097	41,643,004
Net increase (decrease) in net assets resulting from operations	7,087,610	(84,145,264)	12,783,470	(5,470,973)	(2,487,037)	(8,387,319)	150,734,086	61,231,936
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(15,786,923)	—	(19,442,419)	—	(4,056,411)	—	(249,024,225)
CAPITAL SHARE TRANSACTIONS (Note 7)	(36,239,499)	(167,791,796)	(12,361,045)	(3,068,037)	(18,951,231)	2,711,251	397,779,244	198,244,839
TOTAL INCREASE (DECREASE) IN NET ASSETS	(29,151,889)	(267,723,983)	422,425	(27,981,429)	(21,438,268)	(9,732,479)	548,513,330	10,452,550
NET ASSETS:
Beginning of period	277,408,055	545,132,038	207,195,051	235,176,480	150,155,684	159,888,163	1,016,282,501	1,005,829,951
End of period	$248,256,166	$ 277,408,055	$207,617,476	$207,195,051	$128,717,416	$150,155,684	$1,564,795,831	$1,016,282,501
	High Yield Bond Fund		Inflation Protected Fund		International Equities Index Fund		International Government Bond Fund
	For the Six Months Ended November 30, 2023 (unaudited)	For the Year Ended May 31, 2023	For the Six Months Ended November 30, 2023 (unaudited)	For the Year Ended May 31, 2023	For the Six Months Ended November 30, 2023 (unaudited)	For the Year Ended May 31, 2023	For the Six Months Ended November 30, 2023 (unaudited)	For the Year Ended May 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$ 11,199,149	$ 22,961,978	$ 7,869,424	$ 32,539,521	$ 17,743,161	$ 47,169,607	$ 1,048,165	$ 2,049,979
Net realized gain (loss) on investments and foreign currencies	(5,504,774)	(29,868,263)	(15,093,698)	(30,254,172)	(9,630,881)	(12,581,648)	(2,899,495)	(17,793,294)
Net unrealized gain (loss) on investments and foreign currencies	13,488,406	6,613,584	(138,831)	(23,307,672)	73,267,283	43,279,858	1,916,306	6,952,036
Net increase (decrease) in net assets resulting from operations	19,182,781	(292,701)	(7,363,105)	(21,022,323)	81,379,563	77,867,817	64,976	(8,791,279)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(26,953,398)	—	(72,979,464)	—	(46,010,531)	—	(2,455,559)
CAPITAL SHARE TRANSACTIONS (Note 7)	(24,734,852)	(101,903,577)	(78,621,715)	(291,857,597)	(124,742,533)	382,765,683	(9,687,225)	(59,821,202)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,552,071)	(129,149,676)	(85,984,820)	(385,859,384)	(43,362,970)	414,622,969	(9,622,249)	(71,068,040)
NET ASSETS:
Beginning of period	386,074,568	515,224,244	483,147,532	869,006,916	1,977,924,636	1,563,301,667	69,465,959	140,533,999
End of period	$380,522,497	$ 386,074,568	$397,162,712	$ 483,147,532	$1,934,561,666	$1,977,924,636	$59,843,710	$ 69,465,959
See Notes to Financial Statements

VALIC Company I
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	International Growth Fund		International Opportunities Fund		International Socially Responsible Fund		International Value Fund
	For the Six Months Ended November 30, 2023 (unaudited)	For the Year Ended May 31, 2023	For the Six Months Ended November 30, 2023 (unaudited)	For the Year Ended May 31, 2023	For the Six Months Ended November 30, 2023 (unaudited)	For the Year Ended May 31, 2023	For the Six Months Ended November 30, 2023 (unaudited)	For the Year Ended May 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$ (401,200)	$ 753,181	$ 2,054,684	$ 5,986,894	$ 3,288,153	$ 8,141,246	$ 5,490,182	$ 11,242,950
Net realized gain (loss) on investments and foreign currencies	(18,460,618)	(6,210,079)	(5,527,352)	(43,623,030)	3,310,779	(151,906)	(5,709,884)	2,638,742
Net unrealized gain (loss) on investments and foreign currencies	(2,413,542)	39,859,583	25,779,788	(2,696,948)	10,010,245	4,669,690	32,829,885	(26,061,298)
Net increase (decrease) in net assets resulting from operations	(21,275,360)	34,402,685	22,307,120	(40,333,084)	16,609,177	12,659,030	32,610,183	(12,179,606)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(62,410,179)	—	(56,127,738)	—	(12,977,055)	—	(40,927,879)
CAPITAL SHARE TRANSACTIONS (Note 7)	(16,932,676)	18,104,672	(26,861,737)	55,631,139	(9,285,979)	83,368,966	(18,436,944)	(81,762,536)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(38,208,036)	(9,902,822)	(4,554,617)	(40,829,683)	7,323,198	83,050,941	14,173,239	(134,870,021)
NET ASSETS:
Beginning of period	415,664,867	425,567,689	466,339,498	507,169,181	400,650,168	317,599,227	474,369,132	609,239,153
End of period	$377,456,831	$415,664,867	$461,784,881	$466,339,498	$407,973,366	$400,650,168	$488,542,371	$ 474,369,132
	Large Capital Growth Fund		Mid Cap Index Fund		Mid Cap Strategic Growth Fund		Mid Cap Value Fund
	For the Six Months Ended November 30, 2023 (unaudited)	For the Year Ended May 31, 2023	For the Six Months Ended November 30, 2023 (unaudited)	For the Year Ended May 31, 2023	For the Six Months Ended November 30, 2023 (unaudited)	For the Year Ended May 31, 2023	For the Six Months Ended November 30, 2023 (unaudited)	For the Year Ended May 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$ 917,700	$ 2,409,551	$ 19,599,912	$ 43,155,596	$ 648,335	$ 397,665	$ 3,145,427	$ 7,414,561
Net realized gain (loss) on investments and foreign currencies	59,605,387	36,347,458	107,158,362	124,321,386	(222,180)	(53,365,726)	27,738,043	65,714,521
Net unrealized gain (loss) on investments and foreign currencies	4,406,687	(18,166,166)	82,229,487	(273,407,335)	44,156,419	72,823,095	26,601,002	(110,197,104)
Net increase (decrease) in net assets resulting from operations	64,929,774	20,590,843	208,987,761	(105,930,353)	44,582,574	19,855,034	57,484,472	(37,068,022)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(68,360,432)	—	(400,761,633)	—	(134,118,979)	—	(148,594,972)
CAPITAL SHARE TRANSACTIONS (Note 7)	(96,251,869)	51,671,677	(347,413,030)	184,282,353	74,552,677	147,397,909	(85,393,712)	(65,763,540)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(31,322,095)	3,902,088	(138,425,269)	(322,409,633)	119,135,251	33,133,964	(27,909,240)	(251,426,534)
NET ASSETS:
Beginning of period	714,449,396	710,547,308	2,895,089,938	3,217,499,571	770,493,476	737,359,512	619,704,047	871,130,581
End of period	$683,127,301	$714,449,396	$2,756,664,669	$2,895,089,938	$889,628,727	$ 770,493,476	$591,794,807	$ 619,704,047
See Notes to Financial Statements

VALIC Company I
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Moderate Growth Lifestyle Fund		Nasdaq-100 Index Fund		Science & Technology Fund		Small Cap Growth Fund
	For the Six Months Ended November 30, 2023 (unaudited)	For the Year Ended May 31, 2023	For the Six Months Ended November 30, 2023 (unaudited)	For the Year Ended May 31, 2023	For the Six Months Ended November 30, 2023 (unaudited)	For the Year Ended May 31, 2023	For the Six Months Ended November 30, 2023 (unaudited)	For the Year Ended May 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$ (294,602)	$ 18,921,682	$ 1,899,676	$ 3,153,085	$ (5,374,584)	$ (6,640,644)	$ (835,864)	$ (1,841,845)
Net realized gain (loss) on investments and foreign currencies	(17,485,062)	(13,250,440)	113,533,712	36,570,551	25,919,792	(374,346,482)	(46,382,483)	(70,129,195)
Net unrealized gain (loss) on investments and foreign currencies	55,976,640	(13,533,776)	(22,503,795)	43,537,242	225,935,946	602,067,755	38,867,342	62,611,397
Net increase (decrease) in net assets resulting from operations	38,196,976	(7,862,534)	92,929,593	83,260,878	246,481,154	221,080,629	(8,351,005)	(9,359,643)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(115,179,379)	—	(86,546,802)	—	(347,129,083)	—	(42,421,756)
CAPITAL SHARE TRANSACTIONS (Note 7)	(45,553,572)	64,847,455	(8,897,324)	30,145,656	(96,585,657)	183,312,596	12,386,555	92,820,101
TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,356,596)	(58,194,458)	84,032,269	26,859,732	149,895,497	57,264,142	4,035,550	41,038,702
NET ASSETS:
Beginning of period	987,043,488	1,045,237,946	770,660,357	743,800,625	2,166,130,805	2,108,866,663	540,916,406	499,877,704
End of period	$979,686,892	$ 987,043,488	$854,692,626	$770,660,357	$2,316,026,302	$2,166,130,805	$544,951,956	$540,916,406
	Small Cap Index Fund		Small Cap Special Values Fund		Small Cap Value Fund		Stock Index Fund
	For the Six Months Ended November 30, 2023 (unaudited)	For the Year Ended May 31, 2023	For the Six Months Ended November 30, 2023 (unaudited)	For the Year Ended May 31, 2023	For the Six Months Ended November 30, 2023 (unaudited)	For the Year Ended May 31, 2023	For the Six Months Ended November 30, 2023 (unaudited)	For the Year Ended May 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$ 6,446,120	$ 12,609,591	$ 1,373,890	$ 3,119,398	$ 2,699,028	$ 6,843,148	$ 38,469,462	$ 71,756,100
Net realized gain (loss) on investments and foreign currencies	19,502,907	6,138,564	6,421,394	5,915,791	(14,407,588)	5,598,031	69,766,012	347,636,225
Net unrealized gain (loss) on investments and foreign currencies	8,797,855	(68,119,675)	9,331,849	(25,990,367)	43,440,318	(59,850,410)	417,957,290	(304,264,272)
Net increase (decrease) in net assets resulting from operations	34,746,882	(49,371,520)	17,127,133	(16,955,178)	31,731,758	(47,409,231)	526,192,764	115,128,053
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(214,289,357)	—	(28,172,125)	—	(77,358,655)	—	(432,486,189)
CAPITAL SHARE TRANSACTIONS (Note 7)	(742,994)	230,430,804	(10,605,806)	(2,138,939)	(42,947,916)	34,261,120	(131,109,331)	134,500,416
TOTAL INCREASE (DECREASE) IN NET ASSETS	34,003,888	(33,230,073)	6,521,327	(47,266,242)	(11,216,158)	(90,506,766)	395,083,433	(182,857,720)
NET ASSETS:
Beginning of period	893,002,165	926,232,238	188,746,739	236,012,981	433,475,856	523,982,622	5,360,728,240	5,543,585,960
End of period	$927,006,053	$ 893,002,165	$195,268,066	$188,746,739	$422,259,698	$433,475,856	$5,755,811,673	$5,360,728,240
See Notes to Financial Statements

VALIC Company I
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Systematic Core Fund		Systematic Growth Fund		Systematic Value Fund		U.S. Socially Responsible Fund
	For the Six Months Ended November 30, 2023 (unaudited)	For the Year Ended May 31, 2023	For the Six Months Ended November 30, 2023 (unaudited)	For the Year Ended May 31, 2023	For the Six Months Ended November 30, 2023 (unaudited)	For the Year Ended May 31, 2023	For the Six Months Ended November 30, 2023 (unaudited)	For the Year Ended May 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$ 2,688,512	$ 5,957,818	$ 649,534	$ (1,118,622)	$ 3,999,346	$ 8,109,231	$ 4,656,022	$ 9,892,255
Net realized gain (loss) on investments and foreign currencies	4,239,599	8,224,765	25,070,501	114,642,004	10,933,281	(6,355,035)	20,532,062	49,183,496
Net unrealized gain (loss) on investments and foreign currencies	44,791,315	(13,313,134)	74,481,614	(73,108,158)	15,547,613	(19,676,512)	43,287,845	(54,091,876)
Net increase (decrease) in net assets resulting from operations	51,719,426	869,449	100,201,649	40,415,224	30,480,240	(17,922,316)	68,475,929	4,983,875
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(28,886,853)	—	(123,418,462)	—	(32,841,343)	—	(131,983,068)
CAPITAL SHARE TRANSACTIONS (Note 7)	(32,466,402)	(36,981,119)	(7,802,255)	144,619,748	(4,374,333)	(34,302,774)	(26,880,159)	78,833,255
TOTAL INCREASE (DECREASE) IN NET ASSETS	19,253,024	(64,998,523)	92,399,394	61,616,510	26,105,907	(85,066,433)	41,595,770	48,165,938
NET ASSETS:
Beginning of period	531,131,451	596,129,974	773,275,361	711,658,851	401,754,980	486,821,413	685,338,665	733,504,603
End of period	$550,384,475	$531,131,451	$865,674,755	$ 773,275,361	$427,860,887	$401,754,980	$726,934,435	$ 685,338,665
See Notes to Financial Statements

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (unaudited)

Note 1 — Organization
    VALIC Company I (the “Series”), a Maryland Corporation, is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Series is currently comprised of 36 funds (each, a “Fund,” and collectively, the “Funds”). The Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”), an indirect wholly owned subsidiary of Corebridge Financial, Inc. (“Corebridge”), which is a majority-owned subsidiary of American International Group, Inc (“AIG”), serves as investment adviser for all the Funds of the Series.
    Shares of the Funds are issued and redeemed in connection with investments in and payments under variable annuity contracts and variable life policies (collectively, the “Variable Contracts”) offered by life insurance companies affiliated with the Adviser (the “Life Companies”), and are also offered to certain employer-ponsored retirement plans and individual retirement accounts and certain affiliated mutual funds. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.
    The Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund and Moderate Growth Lifestyle Fund (the “Lifestyle Funds”) are structured as fund-of-funds and invest in affiliated mutual funds (the “Underlying Funds”).  The Dynamic Allocation Fund invests, under normal conditions, approximately 70% to 90% of its assets in Underlying Funds.
    Each Fund is diversified with the exception of Growth Fund, International Government Bond Fund, Nasdaq-100® Index Fund and Science & Technology Fund, which are non-diversified as defined by the 1940 Act.
     Indemnifications: The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising out of the performance of their duties to the Funds. In addition, pursuant to Indemnification Agreements between the Funds and each of the current (and certain former) directors who is not an “interested person,” as defined in Section 2(a)(19) of the 1940 Act, of the Funds (collectively, the “Disinterested Directors”), the Funds provide the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Funds, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business the Funds enter into contracts that contain the obligation to indemnify others. The Funds' maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.
Note 2 — Significant Accounting Policies
    The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Series, in the preparation of its financial statements:
     Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
    Level 1 — Unadjusted quoted prices in active markets for identical securities
    Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Directors (the “Board”), etc.)
    Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
    Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
    The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
    The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of November 30, 2023, is reported on a schedule at the end of each Fund’s Portfolio of Investments.
    Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

    As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.
    Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from an independent pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.
    Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.
    Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.
    Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
    Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.
    The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated VALIC as the valuation designee (“Valuation Designee”) to perform the fair valuation determinations relating to any or all fund investments. VALIC, as the Valuation Designee, has adopted policies and procedures and has established a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.
    Inflation-Indexed Bonds: Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation- indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.
     Loans: Certain Funds invests in senior loans which generally consist of direct debt obligations of companies (collectively, “Borrowers”), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower’s business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis. Unsettled loans at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.
     Mortgage-Backed Dollar Rolls: Certain Funds may enter into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Funds’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Fund’s use

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Mortgage-Backed Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.
     Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.
     Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund‘s yield.
     When-Issued Securities and Forward Commitments: Certain Funds may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Funds may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.
     Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.
    The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.
    Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.
     Investment Securities Loaned: To realize additional income, each Fund, except for the Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund, Dynamic Allocation Fund, and the Moderate Growth Lifestyle Fund, may lend portfolio securities with a value of up to 30% of its total assets. Securities lending arrangements are generally governed by master securities lending authorization agreements which typically provide the securities lending agent with the right to make loans of a Fund’s available securities to an approved list of borrowers. These master securities lending agreements are considered to be Master Agreements as discussed in the Notes to the Financial Statements. Loans made pursuant to these agreements will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, or other collateral as deemed appropriate. A Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable Fund’s Portfolio of Investments. Loans by a Fund will only be made to broker-dealers deemed by the securities lending agent to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily more or less than the value of the securities on loan. Each Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower, less expenses associated with the loan. In the event of a borrower default, including if the borrower fails to maintain the requisite amount of collateral, the securities lending agent will terminate all outstanding loans to that particular borrower and the lending Fund is permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. The securities lending agent is also required to indemnify a Fund against certain losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the risks in lending fund securities, as with other extensions of secured credit, include possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially as well as risk of loss in the value of collateral or the value of the investments made with the collateral. Income and fees are recorded in the Statement of Operations as Securities lending income. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
     Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis.  Realized gains and losses on the sale of investments are calculated on the identified cost basis.  Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.  Distributions from income from underlying mutual fund investments, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying mutual fund investments, if any, are recorded to realized gains on the ex-dividend date.
    Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Fund.
    Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.
    Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.The expenses included in the accompanying financial statements reflect the expenses of each of the respective funds and do not include indirect expenses associated with the investments in the Underlying Funds.
    Dividends from net investment income and capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date.
    The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.
    Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.
    Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of recognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. The Funds federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
LIBOR Risk
    A Fund’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate, SOFR and other similar types of reference rates (each, a “Reference Rate”). LIBOR's administrator, ICE Benchmark Administration, ceased publishing most LIBOR settings (including some U.S. LIBOR settings) in 2021 and the remaining (and most widely used) U.S. Dollar LIBOR settings as of June 30, 2023. The United Kingdom Financial Conduct Authority, which regulates LIBOR, will permit the use of synthetic U.S. Dollar LIBOR rates for non-U.S. contracts through September 30, 2024, but any such rates would be considered non-representative of the underlying market.
    Since 2018, the Federal Reserve Bank of New York has published SOFR, which has been adopted under U.S. federal legislation as the replacement for U.S. Dollar LIBOR, with certain adjustments, for certain existing contracts that do not already provide for the use of a clearly defined or practicable replacement benchmark rate. SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement market.  There is no assurance that the composition or characteristics of SOFR or any alternative Reference Rate will be similar to or produce the same value or economic equivalence as LIBOR or that the market for SOFR-linked financial instruments will have the same volume or liquidity as did the market for LIBOR-linked financial instruments prior to LIBOR's discontinuance or unavailability. Neither the long-term effects of the LIBOR transition process nor its ultimate success can yet be known.
Recent Accounting and Regulatory Developments
    In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04 “Facilitation of the Effects of Reference Rate Reform on Financial Reporting”, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank offered based reference rates at of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As a result of an extension in the planned discontinuation date of USD LIBOR, the FASB issued ASU No. 2022-06, “Reference Rate Reform” in December 2022, which extends the temporary relief provided by ASU 2020-04 to December 31, 2024. Management is evaluating the potential impact of ASU 2020-04 and ASU 2022-06 to the financial statements.
    In June 2022, the FASB issued ASU No. 2022-03, “Fair Value Measurement”, which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

contractual sale restrictions that are measured at fair value in accordance with ASU 2022-03. The effective date for the amendments is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years.  Management is evaluating the potential impact of these changes on the financial statements.
    In October 2022, the Securities and Exchange Commission (“SEC”) adopted rule and form amendments that require open-ended mutual funds and exchange-traded funds (“ETFs”) that are registered on Form N-1A to prepare and transmit tailored unaudited annual and semi-annual shareholder reports (“TSRs”), that highlight key information to investors, within 60 days of period-end. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. These rules have a compliance date of July 24, 2024.  Management is evaluating the potential impact of these changes on the financial statements.
Note 3 — Derivative Instruments
     Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
    Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
     Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Fund since the futures contracts are generally exchange-traded.
    Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
     Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Fund’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.
    Risks to a Fund of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities, and for written options, may result in losses in excess of the amounts shown on the statement of assets and liabilities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
    Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

     Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral for centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Fund and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).
    Credit Default Swap Agreements: Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Fund will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Fund for future potential losses as a result of a credit event on the reference bond or other asset. A Fund effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
    Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.
    Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment / performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Fund is the seller of protection, if any, are disclosed on a schedule following each Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Fund for the same referenced entity or entities.
    Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
    Interest Rate Swap Agreements: Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Fund expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Fund will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.
    Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net discounted amount of interest payments that the Fund is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Fund securities transactions.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

    Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
    Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict  the underlying economic factors influencing the value of the swap, a Fund may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.
     Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
    The following tables represent the value of derivatives held as of November 30, 2023, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ended November 30, 2023. For a detailed presentation of derivatives held as of November 30, 2023, please refer to the schedule at the end of each Fund’s Portfolio of Investments.
	Asset Derivatives				Liability Derivatives
	Futures Contracts(1)	Swap Contracts(2)	Options Purchased(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)	Swap Contracts(5)	Options Written(6)	Foreign Forward Exchange Contracts(7)
Fund	Interest Rate Contracts
Global Strategy	$ 120,789	$—	$ —	$ —	$ —	$ —	$—	$ —
Inflation Protected	614,856	—	—	—	1,220,558	490,833	—	—
	Equity Contracts
Asset Allocation	3,769	—	—	—	—	—	—	—
Dynamic Allocation	899,582	—	755,719	—	—	—	—	—
Global Strategy	—	—	—	—	61,442	—	—	—
Growth	1,891	—	—	—	—	—	—	—
International Equities Index	779,431	—	—	—	—	—	—	—
International Socially Responsible	865,562	—	—	—	—	—	—	—
Nasdaq-100 Index	1,128,879	—	—	—	—	—	—	—
Small Cap Index	7,860	—	—	—	—	—	—	—
Small Cap Value	552,087	—	—	—	—	—	—	—
Stock Index	1,654,258	—	—	—	—	—	—	—
U.S. Socially Responsible	838,588	—	—	—	—	—	—	—
	Foreign Exchange Contracts
Global Strategy	—	—	—	232,158	—	—	—	122,597
High Yield Bond	—	—	—	27,762	—	—	—	3,280

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Asset Derivatives				Liability Derivatives
	Futures Contracts(1)	Swap Contracts(2)	Options Purchased(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)	Swap Contracts(5)	Options Written(6)	Foreign Forward Exchange Contracts(7)
Fund	Foreign Exchange Contracts
Inflation Protected	$—	$—	$—	$287,182	$—	$—	$—	$3,182,249

(1)	Amount represents cumulative appreciation/depreciation on futures as disclosed in the Portfolio of Investments. Only the Variation margin on futures contracts is separately disclosed on the Statements of Assets and Liabilities.
(2)	Unrealized appreciation on swap contracts
(3)	Investments at value (unaffiliated)
(4)	Unrealized appreciation on forward foreign currency contracts
(5)	Unrealized depreciation on swap contracts
(6)	Call and put options written, at value
(7)	Unrealized depreciation on forward foreign currency contracts
	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
Fund	Interest Rate Contracts
Global Strategy	$ (2,897,764)	$ —	$—	$ —	$ —
Inflation Protected	971,569	(31,550)	—	—	—
	Equity Contracts
Asset Allocation	(52,251)	—	—	—	—
Dynamic Allocation	(142,198)	—	—	(1,723,797)	—
Emerging Economies	(100,081)	—	—	—	—
Global Strategy	(40,860)	—	—	—	—
Growth	41,916	—	—	—	—
International Equities Index	(584,171)	—	—	—	—
International Socially Responsible	85,634	—	—	—	—
Mid Cap Index	6,094,926	—	—	—	—
Nasdaq-100 Index	1,343,698	—	—	—	—
Small Cap Index	2,902,188	—	—	—	—
Small Cap Value	(162,556)	—	—	—	—
Stock Index	26,537,492	—	—	—	—
U.S. Socially Responsible	4,307,410	—	—	—	—
	Credit Contracts
Global Strategy	—	(16,218)	—	—	—
	Foreign Forward Exchange Contracts
Global Strategy	—	—	—	—	(367,599)
High Yield Bond	—	—	—	—	(62,529)
Inflation Protected	—	—	—	—	196,835
	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)
Fund	Interest Rate Contracts
Global Strategy	$ (296,663)	$ —	$—	$ —	$—
Inflation Protected	812,955	374,098	—	—	—
	Equity Contracts
Asset Allocation	3,769	—	—	—	—
Dynamic Allocation	1,090,337	—	—	(9,943)	—
Emerging Economies	132,389	—	—	—	—
Global Strategy	13,356	—	—	—	—
Growth	(22,012)	—	—	—	—
International Equities Index	1,473,817	—	—	—	—
International Socially Responsible	789,858	—	—	—	—
Mid Cap Index	3,578,137	—	—	—	—
Nasdaq-100 Index	301,158	—	—	—	—

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)
Fund	Equity Contracts
Small Cap Index	$ 1,538,425	$—	$—	$—	$ —
Small Cap Value	652,319	—	—	—	—
Stock Index	(9,623,395)	—	—	—	—
U.S. Socially Responsible	(1,153,787)	—	—	—	—
	Foreign Forward Exchange Contracts
Global Strategy	—	—	—	—	136,990
High Yield Bond	—	—	—	—	5,715
Inflation Protected	—	—	—	—	(2,613,618)

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on swap contracts
(3)	Net realized gain (loss) on written options contracts
(4)	Net realized gain (loss) on investments
(5)	Net realized gain (loss) on forward contracts
(6)	Change in unrealized appreciation (depreciation) on futures contracts
(7)	Change in unrealized appreciation (depreciation) on swap contracts
(8)	Change in unrealized appreciation (depreciation) on written options contracts
(9)	Change in unrealized appreciation (depreciation) on investments
(10)	Change in unrealized appreciation (depreciation) on forward contracts
    The following table represents the average monthly balances of derivatives held during the six months ended November 30, 2023.
	Average Amount Outstanding During the Period
Fund	Futures Contracts(1)	Foreign Forward Exchange Contracts(1)	Purchased Put Options Contracts(2)	Interest Rate Swap Contracts(1)	Credit Default Swap Contracts(1)
Asset Allocation	$ 256,715	$ —	$ —	$ —	$ —
Dynamic Allocation	19,379,354	—	900,829	—	—
Emerging Economies	1,856,236	—	—	—	—
Global Strategy	41,820,416	—	—	—	2,563,333
Growth	222,777	—	—	—	—
High Yield Bond	—	5,833,137	—	—	—
Inflation Protected	191,426,082	163,410,571	—	52,005,833	—
International Equities Index	123,939,579	—	—	—	—
International Socially Responsible	25,586,943	—	—	—	—
Mid Cap Index	45,673,183	—	—	—	—
Nasdaq-100 Index	13,650,199	—	—	—	—
Small Cap Index	40,355,788	—	—	—	—
Small Cap Value	11,508,563	—	—	—	—
Stock Index	277,510,102	—	—	—	—
U.S. Socially Responsible	35,501,802	—	—	—	—

(1)	Amounts represent notional amounts in US dollars.
(2)	Amounts represent values in US dollars.
    The following table represents the Fund’s objectives for using derivative instruments for the six months ended November 30, 2023:
	Objectives for Using Derivatives
Fund	Futures Contracts	Foreign Forward Exchange Contracts	Options Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts
Asset Allocation	1	-	-	-	-
Dynamic Allocation	1	-	1	-	-
Emerging Economies	1	-	-	-	-
Global Strategy	1, 2	3	-	-	4, 5
Growth	1	-	-	-	-

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Objectives for Using Derivatives
Fund	Futures Contracts	Foreign Forward Exchange Contracts	Options Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts
High Yield Bond	-	3	-	-	-
Inflation Protected	1, 2	3	-	2	-
International Equities Index	1	-	-	-	-
International Socially Responsible	1	-	-	-	-
Mid Cap Index	1	-	-	-	-
Nasdaq-100® Index	1	-	-	-	-
Small Cap Index	1	-	-	-	-
Small Cap Value	1	-	-	-	-
Stock Index	1	-	-	-	-
U.S. Socially Responsible	1	-	-	-	-

(1)	To manage exposures in certain securities markets.
(2)	To manage interest rate risk and the duration of the portfolio.
(3)	To manage foreign currency exchange rate risk.
(4)	To manage credit risk.
(5)	To manage against or gain exposure to certain securities and/or sectors.
    The following tables set forth the Funds’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged (received) as of November 30, 2023. The repurchase agreements held by the Funds as of November 30, 2023, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Funds’ holdings in repurchase agreements.
	Dynamic Allocation Fund
	Derivative Assets				Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)	Net Amount
Bank of America International	$—	$—	$ 90,542	$ 90,542	$—	$—	$—	$—	$ 90,542	$ (90,542)	$—
Citibank, N.A.	—	—	245,439	245,439	—	—	—	—	245,439	(245,439)	—
Goldman Sachs International	—	—	67,604	67,604	—	—	—	—	67,604	(67,604)	—
UBS AG	—	—	352,134	352,134	—	—	—	—	352,134	(352,134)	—
Total	$—	$—	$755,719	$755,719	$—	$—	$—	$—	$755,719	$(755,719)	$—
	Global Strategy Fund
	Derivative Assets				Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)	Net Amount
Citibank, N.A.	$ 73,649	$—	$—	$ 73,649	$ 22,199	$—	$—	$ 22,199	$ 51,450	$—	$ 51,450
HSBC Bank PLC	153,778	—	—	153,778	9,940	—	—	9,940	143,838	—	143,838
JPMorgan Chase Bank, N.A.	4,731	—	—	4,731	90,458	—	—	90,458	(85,727)	—	(85,727)
Total	$232,158	$—	$—	$232,158	$122,597	$—	$—	$122,597	$109,561	$—	$109,561
	High Yield Bond Fund
	Derivative Assets				Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)	Net Amount
Barclays Bank PLC	$ —	$—	$—	$ —	$ 535	$—	$—	$ 535	$ (535)	$—	$ (535)
Deutsche Bank AG	27,762	—	—	27,762	—	—	—	—	27,762	—	27,762
Toronto Dominion Bank	—	—	—	—	2,745	—	—	2,745	(2,745)	—	(2,745)
Total	$27,762	$—	$—	$27,762	$3,280	$—	$—	$3,280	$24,482	$—	$24,482

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Inflation Protected Fund
	Derivative Assets				Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)	Net Amount
Australia & New Zealand Banking Group	$ 89,147	$—	$—	$ 89,147	$ —	$ —	$—	$ —	$ 89,147	$ —	$ 89,147
Bank of America, N.A.	903	—	—	903	23,428	490,833	—	514,261	(513,358)	490,833	(22,525)
Bank of Montreal	—	—	—	—	2,265	—	—	2,265	(2,265)	—	(2,265)
Barclays Bank PLC	—	—	—	—	49,809	—	—	49,809	(49,809)	—	(49,809)
BNP Paribas SA	47,608	—	—	47,608	—	—	—	—	47,608	—	47,608
Deutsche Bank AG	—	—	—	—	569,678	—	—	569,678	(569,678)	—	(569,678)
Goldman Sachs International	2,033	—	—	2,033	4,956	—	—	4,956	(2,923)	—	(2,923)
JPMorgan Chase Bank, N.A.	—	—	—	—	192,088	—	—	192,088	(192,088)	—	(192,088)
Morgan Stanley & Co. International PLC	9,905	—	—	9,905	766,264	—	—	766,264	(756,359)	—	(756,359)
Standard Chartered Bank	17,715	—	—	17,715	3,833	—	—	3,833	13,882	—	13,882
State Street Bank & Trust Company	119,871	—	—	119,871	—	—	—	—	119,871	—	119,871
Toronto Dominion Bank	—	—	—	—	75,440	—	—	75,440	(75,440)	—	(75,440)
UBS AG	—	—	—	—	1,494,488	—	—	1,494,488	(1,494,488)	—	(1,494,488)
Total	$287,182	$—	$—	$287,182	$3,182,249	$490,833	$—	$3,673,082	$(3,385,900)	$490,833	$(2,895,067)
Note 4 — Federal Income Taxes
    The following details the tax basis of distributions as well as the components of distributable earnings.  The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October capital losses, investments in passive foreign investment companies,  investments in real estate investment trusts, investments in regulated investment companies, straddle loss deferrals, foreign taxes payable, contingent payment debt securities, inflation securities, late year ordinary losses, investments in partnerships, treatment of defaulted securities and derivative transactions.
	Distributable Earnings			Tax Distributions
	For the year ended May 31, 2023
Fund	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Aggressive Growth Lifestyle	$14,374,215	$ (4,692,811)	$ (39,697,730)	$14,633,259	$ 61,108,741
Asset Allocation	2,000,368	(1,389,814)	(2,340,329)	4,704,044	3,530,102
Capital Appreciation	94,520	13,623,860	14,073,957	3,707,482	12,379,553
Conservative Growth Lifestyle	7,056,285	(13,336,432)	(27,412,265)	7,411,148	20,012,876
Core Bond	86,965,205	(80,451,055)	(290,182,028)	69,065,913	6,623,104
Dividend Value	28,136,100	11,692,708	(35,676,297)	73,845,546	135,316,517
Dynamic Allocation	4,141,294	4,803,445	(23,721,852)	6,196,305	5,958,100
Emerging Economies	14,576,207	(59,890,947)	(60,014,328)	39,495,239	63,949,549
Global Real Estate	6,803,746	(25,429,398)	(37,264,045)	8,464,516	7,322,407
Global Strategy	—	(19,811,961)	(4,959,944)	—	19,442,419
Government Securities	4,498,308	(12,938,846)	(12,647,002)	4,056,411	—
Growth	1,445,007	(39,879,991)	153,801,436	—	249,024,225
High Yield Bond	21,586,792	(28,794,345)	(28,607,655)	26,953,398	—
Inflation Protected	48,387,397	(14,732,245)	(64,856,538)	60,058,790	12,920,674
International Equities Index	42,198,337	(19,845,486)	169,576,361	46,010,531	—
International Government Bond**	—	264,150	(10,092,427)	—	264,150
International Growth	—	(736,654)	55,423,105	—	62,410,179
International Opportunities	4,071,261	(36,278,536)	(11,907,357)	5,860,179	50,267,559
International Socially Responsible	7,706,334	(1,801,090)	38,673,666	7,229,764	5,747,291
International Value	7,843,206	(7,810,296)	(26,935,215)	21,989,674	18,938,205
Large Capital Growth	2,262,248	39,936,206	161,576,420	3,432,624	64,927,808
Mid Cap Index	39,957,899	115,197,848	515,668,545	41,988,848	358,772,785
Mid Cap Strategic Growth	158,955	(65,915,485)	717,087	—	134,118,979
Mid Cap Value	15,287,389	68,218,718	(5,836,228)	23,247,816	125,347,156
Moderate Growth Lifestyle	22,957,106	(10,030,370)	(69,778,997)	23,390,306	91,789,073
Nasdaq-100 Index	2,967,592	37,082,004	452,955,360	3,622,801	82,924,001
Science & Technology	—	(263,465,952)	152,604,468	46,221,292	300,907,791
Small Cap Growth	—	(33,314,870)	(107,183,053)	46,812	42,374,944
Small Cap Index	11,546,987	(3,743,565)	45,101,619	25,919,948	188,369,409
Small Cap Special Values	3,160,523	6,027,541	(985,626)	5,172,535	22,999,590
Small Cap Value	7,259,447	8,978,941	(34,378,173)	22,286,945	55,071,710

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Distributable Earnings			Tax Distributions
	For the year ended May 31, 2023
Fund	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Stock Index	$68,750,142	$ 355,793,585	$3,059,274,521	$68,863,050	$363,623,139
Systematic Core	5,751,237	5,289,224	77,545,682	6,782,424	22,104,429
Systematic Growth	—	111,024,774	128,896,341	—	123,418,462
Systematic Value	7,257,779	(5,018,059)	(3,640,186)	25,490,284	7,351,059
U.S. Socially Responsible	9,090,884	54,793,276	113,293,051	13,593,066	118,390,002

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.
**	The Distributable Earnings for International Government Bond Fund are for the tax period ended September 30, 2023.
    As of May 31, 2023, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:
	Capital Loss Carryforward Unlimited
Fund	ST	LT
Aggressive Growth Lifestyle	$ 4,692,811	$ —
Asset Allocation	1,389,814	—
Conservative Growth Lifestyle	4,917,814	8,418,618
Core Bond	57,550,814	22,900,241
Emerging Economies	44,853,616	15,037,331
Global Real Estate	7,670,061	17,759,337
Global Strategy	19,811,961	—
Government Securities	3,695,452	9,243,394
Growth	39,879,991	—
High Yield Bond	4,596,307	24,198,038
Inflation Protected	7,650,976	7,081,269
International Equities Index	1,576,184	18,269,302
International Government Bond*	5,371,190	6,671,866
International Growth	736,654	—
International Opportunities	21,608,942	14,669,594
International Socially Responsible	1,326,866	474,224
International Value	7,810,296	—
Mid Cap Strategic Growth	61,052,223	4,863,262
Moderate Growth Lifestyle	10,030,370	—
Science & Technology	190,441,588	73,024,364
Small Cap Growth	27,398,328	5,916,542
Small Cap Index	3,743,565	—
Systematic Value	1,308,435	3,709,624

*	The Capital Loss Carryforward is for the tax period ended September 30, 2023.
    Under the current law, capital losses realized after October 31 and specified ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended May 31, 2023, the Funds elected to defer late year ordinary  losses and post October capital losses as follows:
Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Aggressive Growth Lifestyle	$ —	$ 2,475,472	$ —
Asset Allocation	—	265,188	566,141
Capital Appreciation	23,519	941	—
Conservative Growth Lifestyle	—	663,509	—
Core Bond	—	13,681,658	42,537,056
Dividend Value	—	—	4,586,699
Dynamic Allocation	—	682,507	—
Emerging Economies	—	17,773,676	19,017,156
Global Real Estate	—	8,179,029	43,412,104
Global Strategy	—	4,263,751	2,232,172
Government Securities	—	900,869	482,624
Growth	—	2,497,758	—
High Yield Bond	715,666	500,160	14,129,114

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Inflation Protected	$10,176,444	$ 4,224,926	$ 28,713,929
International Equities Index	—	—	17,672
International Government Bond*	2,165,314	1,098,090	5,973,254
International Growth	—	84,682	—
International Opportunities	—	9,252,386	4,401,499
International Value	102,481	2,159,018	—
Large Capital Growth	4,325	3,112,408	—
Mid Cap Index	—	1,387,837	—
Mid Cap Strategic Growth	130	5,939,462	9,987,419
Moderate Growth Lifestyle	—	7,570,746	—
Nasdaq-100 Index	—	360,744	—
Science & Technology	1,998,127	17,499,576	148,131,600
Small Cap Growth	763,652	(908,939)	36,348,790
Small Cap Index	—	1,219,540	325,044
Small Cap Special Values	—	63,028	—
Small Cap Value	—	5,629,647	—
Systematic Core	2,485	—	—
Systematic Growth	13,121	3,474,010	—
U.S. Socially Responsible	—	2,954,327	—

*	The deferred late ordinary losses and deferred post October capital losses are for the tax period ended September 30, 2023.
    The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:
Fund	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain (Loss)	Cost of Investments
Aggressive Growth Lifestyle	$ 28,680,521	$ (25,815,540)	$ 2,864,981	$ 640,199,127
Asset Allocation	12,176,596	(10,436,377)	1,740,219	135,458,185
Capital Appreciation	22,471,997	(2,001,350)	20,470,647	47,558,620
Conservative Growth Lifestyle	7,566,122	(24,059,296)	(16,493,174)	308,896,364
Core Bond	12,119,999	(331,073,432)	(318,953,433)	2,956,792,143
Dividend Value	61,821,643	(44,821,739)	16,999,904	588,088,393
Dynamic Allocation	2,869,046	(15,230,200)	(12,361,154)	156,822,834
Emerging Economies	52,565,928	(65,349,368)	(12,783,440)	681,062,574
Global Real Estate	9,500,824	(31,552,469)	(22,051,645)	269,457,317
Global Strategy	18,390,421	(9,665,313)	8,725,108	195,506,610
Government Securities	18,643	(16,087,320)	(16,068,677)	144,416,182
Growth	317,253,441	(19,138,217)	298,115,224	1,268,611,216
High Yield Bond	3,764,701	(18,886,738)	(15,122,037)	412,750,380
Inflation Protected	10,488,760	(75,666,830)	(65,178,070)	472,880,228
International Equities Index	407,368,936	(164,620,366)	242,748,570	1,708,278,512
International Government Bond*	465,799	(7,299,611)	(6,833,812)	65,465,944
International Growth	83,277,674	(29,299,882)	53,977,792	310,257,605
International Opportunities	30,225,043	(16,290,849)	13,934,194	454,141,018
International Socially Responsible	76,344,262	(27,747,347)	48,596,915	347,854,014
International Value	48,626,361	(42,702,822)	5,923,539	481,206,468
Large Capital Growth	181,127,279	(15,145,233)	165,982,046	515,811,080
Mid Cap Index	809,853,745	(211,955,713)	597,898,032	2,193,391,584
Mid Cap Strategic Growth	98,191,617	(53,318,109)	44,873,508	846,926,524
Mid Cap Value	70,400,448	(49,635,673)	20,764,775	569,167,538
Moderate Growth Lifestyle	34,844,045	(48,646,402)	(13,802,357)	994,024,233
Nasdaq-100 Index	452,897,914	(22,446,349)	430,451,565	428,170,814
Science & Technology	526,836,132	(148,326,503)	378,509,629	1,930,896,710
Small Cap Growth	46,245,146	(114,560,857)	(68,315,711)	608,657,949
Small Cap Index	252,911,857	(199,012,383)	53,899,474	893,440,622
Small Cap Special Values	38,391,870	(30,045,647)	8,346,223	187,758,368
Small Cap Value	42,223,541	(33,161,396)	9,062,145	424,773,381
Stock Index	3,607,494,424	(130,262,613)	3,477,231,811	2,264,394,977
Systematic Core	158,092,331	(35,755,334)	122,336,997	428,835,164

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Fund	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain (Loss)	Cost of Investments
Systematic Growth	$ 223,174,271	$ (19,796,316)	$ 203,377,955	$ 660,610,653
Systematic Value	30,827,836	(18,920,409)	11,907,427	416,554,741
U.S. Socially Responsible	185,403,657	(28,822,761)	156,580,896	568,854,776

*	The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2023.
Note 5 — Advisory Fees and Other Transactions with Affiliates
    VALIC serves as investment advisor to the Series and employs investment subadvisers that make investment decisions for the Funds. The Funds pay VALIC a monthly fee, calculated daily based on net assets at the annual rates set forth in the table below. VALIC has contractually (unless otherwise indicated) agreed to waive a portion of its advisory fee for certain Funds. The subadvisers are compensated for their services by VALIC.
Fund	Subadviser	Advisory Fee	Advisory Fee after Waiver
Aggressive Growth Lifestyle	J.P. Morgan Investment Management Inc.	0.10%	0.07%
Asset Allocation	J.P. Morgan Investment Management Inc.	0.500% on the first $300 million 0.475% on the next $200 million 0.450% on assets over $500 million	0.450% on the first $300 million 0.425% on the next $200 million 0.400% on assets over $500 million
Capital Appreciation	Columbia Management Investment Advisers, LLC	0.550% on the first $1 billion 0.525% on assets over $1 billion	No fee waiver
Conservative Growth Lifestyle	J.P. Morgan Investment Management Inc.	0.10%	0.07%
Core Bond	PineBridge Investments LLC	0.50% on the first $200 million 0.45% on the next $300 million 0.40% on assets over $500 million	No fee waiver
Dividend Value	BlackRock Investment Management, LLC ClearBridge Investments, LLC	0.75% on the first $250 million 0.72% on the next $250 million 0.67% on the next $500 million 0.62% on assets over $1 billion	0.64% on the first $250 million 0.61% on the next $250 million 0.56% on the next $500 million 0.51% on assets over $1 billion
Dynamic Allocation	SunAmerica Asset Management, LLC AllianceBernstein LP	0.25% on the first $1 billion 0.22% on the next $1 billion 0.20% on assets over $2 billion	Voluntary Waiver(1)
Emerging Economies	J.P. Morgan Investment Management Inc.	0.81% on the first $250 million 0.76% on the next $250 million 0.71% on the next $500 million 0.66% on assets over $1 billion	No fee waiver
Global Real Estate	Duff & Phelps Investment Management Co. Massachusetts Financial Services Company	0.75% on the first $250 million 0.70% on the next $250 million 0.65% on assets over $500 million	No fee waiver
Global Strategy	Franklin Advisers, Inc.	0.50% on the first $500 million 0.46% on assets over $500 million	0.44% on the first $500 million 0.40% on assets over $500 million
Government Securities	J.P. Morgan Investment Management Inc.	0.50% on the first $250 million 0.45% on the next $250 million 0.40% on the next $500 million 0.35% on assets over $1 billion	No fee waiver
Growth	BlackRock Investment Management, LLC SunAmerica Asset Management, LLC	0.73% on the first $500 million 0.67% on the next $500 million 0.64% on the next $500 million 0.61% on assets over $1.5 billion	0.57% on the first $500 million 0.51% on the next $500 million 0.48% on the next $500 million 0.45% on assets over $1.5 billion

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Fund	Subadviser	Advisory Fee	Advisory Fee after Waiver
High Yield Bond	Wellington Management Company LLP	0.65% on the first $150 million 0.60% on the next $350 million 0.55% on assets over $500 million	No fee waiver
Inflation Protected	Wellington Management Company LLP	0.50% on the first $250 million 0.45% on the next $250 million 0.40% on assets over $500 million	0.47% on the first $250 million 0.42% on the next $250 million 0.37% on assets over $500 million
International Equities Index	SunAmerica Asset Management, LLC	0.35% on the first $500 million 0.25% on the next $500 million 0.24% on assets over $1 billion	No fee waiver
International Government Bond	PineBridge Investments LLC	0.50% on the first $250 million 0.45% on the next $250 million 0.40% on the next $500 million 0.35% on assets over $1 billion	No fee waiver
International Growth	Morgan Stanley Investment Management Inc.	0.95% on the first $250 million 0.90% on the next $250 million 0.85% on the next $500 million 0.80% on assets over $1 billion	0.75% on the first $250 million 0.70% on the next $250 million 0.65% on the next $500 million 0.60% on assets over $1 billion
International Opportunities	Invesco Advisers, Inc.(2) Wellington Management Company LLP(2)	0.90% on the first $100 million 0.80% on the next $650 million 0.75% on assets over $750 million	0.87% on the first $100 million 0.77% on the next $650 million 0.72% on assets over $750 million(3)
International Socially Responsible	SunAmerica Asset Management, LLC	0.500% on the first $500 million 0.475% on the next $500 million 0.450% on assets over $1 billion	0.450% on the first $500 million 0.425% on the next $500 million 0.400% on assets over $1 billion(3)
International Value	Allspring Global Investments, LLC	0.73% on the first $250 million 0.68% on the next $250 million 0.63% on the next $500 million 0.58% on assets over $1 billion	0.66% on the first $250 million 0.61% on the next $250 million 0.56% on the next $500 million 0.51% on assets over $1 billion
Large Capital Growth	Massachusetts Financial Services Company	0.64% on the first $750 million 0.59% on assets over $750 million	No fee waiver
Mid Cap Index	SunAmerica Asset Management, LLC	0.35% on the first $500 million 0.25% on the next $2.5 billion 0.20% on the next $2 billion 0.15% on assets over $5 billion	No fee waiver
Mid Cap Strategic Growth	Voya Investment Management Co. LLC Janus Henderson Investors US LLC	0.70% on the first $250 million 0.65% on the next $250 million 0.60% on assets over $500 million	No fee waiver
Mid Cap Value	Wellington Management Company LLP Boston Partners Global Investors, Inc. d/b/a Boston Partners	0.750% on the first $100 million 0.725% on the next $150 million 0.700% on the next $250 million 0.675% on next $250 million 0.650% on assets over $750 million	No fee waiver
Moderate Growth Lifestyle	J.P. Morgan Investment Management Inc.	0.10%	0.07%
Nasdaq-100 Index	SunAmerica Asset Management, LLC	0.40% on the first $250 million 0.38% on the next $250 million 0.36% on assets over $500 million	0.32% on the first $250 million 0.30% on the next $250 million 0.28% on assets over $500 million(3)
Science & Technology	BlackRock Investment Management, LLC Voya Investment Management Co. LLC Wellington Management Company LLP	0.90% on the first $500 million 0.85% on assets over $500 million	0.86% on the first $500 million 0.81% on assets over $500 million

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Fund	Subadviser	Advisory Fee	Advisory Fee after Waiver
Small Cap Growth	J.P. Morgan Investment Management Inc. T. Rowe Price Associates, Inc.	0.85% on the first $100 million 0.80% on assets over $100 million	0.82% on the first $100 million 0.77% on assets over $100 million
Small Cap Index	SunAmerica Asset Management, LLC	0.35% on the first $500 million 0.25% on the next $2.5 billion 0.20% on the next $2 billion 0.15% on assets over $5 billion	0.30% on the first $500 million 0.20% on the next $2.5 billion 0.15% on the next $2 billion 0.10% on assets over $5 billion
Small Cap Special Values	Allspring Global Investments, LLC	0.75% on the first $500 million 0.70% on assets over $500 million	No fee waiver
Small Cap Value	J.P. Morgan Investment Management Inc.	0.75% on the first $50 million 0.65% on assets over $50 million	No fee waiver
Stock Index	SunAmerica Asset Management, LLC	0.35% on the first $500 million 0.25% on the next $2.5 billion 0.20% on the next $2 billion 0.15% on assets over $5 billion	0.275% on the first $500 million 0.175% on the next $2.5 billion 0.125% on the next $2 billion 0.075% on assets over $5 billion(3)
Systematic Core	Goldman Sachs Asset Management, L.P.	0.750% on the first $500 million 0.725% on assets over $500 million	0.530% on the first $500 million 0.505% on assets over $500 million
Systematic Growth	Goldman Sachs Asset Management, L.P. Wellington Management Company LLP	0.750% on the first $250 million 0.725% on the next $250 million 0.700% on assets over $500 million	0.580% on the first $250 million 0.555% on the next $250 million 0.530% on the next $300 million 0.505% on the next $200 million 0.450% on assets over $1 billion
Systematic Value	Wellington Management Company LLP	0.70% on the first $250 million 0.65% on the next $250 million 0.60% on the next $500 million 0.55% on assets over $1 billion	0.40% on the first $250 million 0.35% on the next $250 million 0.30% on the next $500 million 0.25% on assets over $1 billion
U.S. Socially Responsible	SunAmerica Asset Management, LLC	0.25% on the first $1 billion 0.24% on assets over $1 billion	No fee waiver

(1)	VALIC has voluntarily agreed, until further notice, to waive a portion of its advisory fee in an amount equal to the amount of any advisory fees voluntarily waived by the
Dynamic Allocation Fund’s Subadviser, AllianceBernstein L.P. (“AB”), in connection with the Fund’s investments in the AB Government Money Market Portfolio, a series of
AB Fixed-Income Shares, Inc. managed by AB (the “AB Fund Waiver”). The AB Fund Waiver may be terminated at any time by the Adviser.
(2)	Effective September 28, 2023, Invesco Advisers, Inc. and Wellington Management Company LLP replaced Delaware Investments Fund Advisers and Massachusetts Financial Services Company as subadvisers for the International Opportunities Fund.
(3)	The information presented represents the rates that became effective on September 28, 2023 for the Nasdaq-100® Index Fund. Prior to that date, the Advisory Fee after Waiver was 0.35% on the first $250 million, 0.33% on the next $250 million and 0.31% on assets over $500 million. Additionally, prior to that date, there was no advisory fee waiver for International Opportunities, International Socially Responsible and Stock Index Funds.
    For the six months ended November 30, 2023, advisory fees waived were as follows:
Fund	Amount
Aggressive Growth Lifestyle	$ 95,649
Asset Allocation	34,028
Conservative Growth Lifestyle	44,543
Dividend Value	470,221
Dynamic Allocation	3,354
Global Strategy	62,184
Growth	985,169
Inflation Protected	67,672
International Growth	394,391
International Opportunities	23,831
International Socially Responsible	33,990
International Value	172,601
Moderate Growth Lifestyle	147,390
Nasdaq-100 Index	246,097
Science & Technology	442,375

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Fund	Amount
Small Cap Growth	$ 80,355
Small Cap Index	230,598
Stock Index	727,991
Systematic Core	602,003
Systematic Growth	718,709
Systematic Value	621,717
    The Adviser has contractually agreed to waive its fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below certain percentages of the following Funds’ average net assets. This agreement may be modified or discontinued prior to September 30, 2024, only with the approval of the Board, including a majority of the directors who are not “interested persons” of the Series as defined in the 1940 Act. For purposes of the waived fees and reimbursed expense calculations, annual Fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Funds' business. During the period ended November 30, 2023, the Adviser waived its fees and/or reimbursed expenses, if necessary, to keep annual operating expenses at or below the following percentages:
Fund	Maximum Expense Limitation
Dynamic Allocation	0.32%
High Yield Bond	0.68%
Stock Index(1)	0.26%

(1)	The information presented represents the maximum expense limitation that became effective on September 28, 2023 for the Stock Index Fund. Prior to that date, the maximum expense limitation was 0.29%.
    The Adviser may also voluntarily waive additional fees and/or reimburse additional expenses.  The Adviser may terminate all such voluntary waivers and/or reimbursements at any time.
    For the six months ended November 30, 2023, expenses reimbursed were as follows:
Fund	Amount
Dynamic Allocation	$ 24,931
High Yield Bond	131,134
International Opportunities(1)	77,140
Small Cap Value(1)	79,325
Stock Index	489,183

(1)	The Expense Limitation Agreement with respect to the Fund was terminated effective October 1, 2023. Prior to that date, the Fund’s maximum expense limitation was 0.95% for the International Opportunities Fund and 0.77% for the Small Cap Value Fund.
    Waivers or reimbursements made by the Adviser with respect to a the Dynamic Allocation Fund, with the exception of advisory fee waivers, are subject to recoupment from that Fund within the following two years, provided that the Fund is able to effect such payment to the Adviser without exceeding the applicable expense limitations in effect at the time such waivers and/or reimbursements occurred or the current expense limitation of that share class.
    At November 30, 2023, expenses previously reimbursed by the Adviser that are subject to recoupment and expire during the time period indicated below are as follows:
	Balance Subject to Recoupment
Fund	May 31, 2024	May 31, 2025	November 30, 2025
Dynamic Allocation	$171	$61,439	$24,930
    VC I, on behalf of each Fund, has entered into an Administrative Services Agreement with SunAmerica (the “Administrator”), an affiliate of the Adviser. The Administrator receives from each Fund, other than the “Fund-of-Funds Component” of the Dynamic Allocation Fund and the Lifestyle Funds, an annual fee of 0.06% based upon each Fund’s average daily net assets, plus the following Accounting Basis Point Fee: 0.0061% on the first $25 billion; 0.0070% on the next $75 billion; and 0.0050% in excess of $100 billion. In determining the basis points for the Accounting Basis Point Fee,the average net assets for all registered management investment companies managed and/or administered by the Administrator and VALIC, other than “funds-of-funds” and “feeder funds”,are included. Pursuant to the Administrative Services Agreement, the Administrator provides administrative services to the Funds, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services.  During the six months ended November 30, 2023, SunAmerica earned fees as reflected in the Statement of Operations based on the aforementioned rates.
    VC I, on behalf of each Fund, has entered into a Master Transfer Agency and Services Agreement with VALIC Retirement Services Company (“VRSCO”), an affiliate of VALIC.  VRSCO receives from the Series an annual fee of $132,510, which is allocated to each Fund in the Series based on shareholder accounts. Under this agreement, VRSCO provides services which include the issuance and redemption of shares, acting as dividend disbursing agent, and certain shareholder reporting services including confirmation of

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

transactions, statements of account and tax reporting. In addition to the above, VRSCO provides “Blue Sky” registration and reporting in applicable states for each Fund that is sold outside of a variable annuity or variable life contract in order to effect and maintain, as the case may be, including but not limited to, the qualification of shares for sale under the applicable securities laws of such jurisdictions to qualified plans. For the six months ended November 30, 2023, VRSCO earned fees as reflected in the Statement of Operations based upon the aforementioned agreement.
    Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Funds have been reduced. For the six months ended November 30, 2023, the amount of expense reductions received by each Fund used to offset non-affiliated expenses are reflected as “Fees paid indirectly” in the Statement of Operations.
    On January 23, 2001, the Board ratified a Deferred Compensation Plan (the “Plan”) for its independent directors who are not officers, directors, or employees of VALIC, or anaffiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferral of compensation was made in March 2001. Under the Plan, directors may elect to defer allor a portion of their compensation. Amounts deferred may be invested in investment options that are specified in the Plan as selected by the directors. For the six months ended November 30, 2023, no amounts have been deferred under the Plan.
Note 6 — Purchases and Sales of Investment Securities
    The cost of purchases and proceeds from sales and maturities of long—term investments during the six months ended November 30, 2023 were as follows:
Fund	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Aggressive Growth Lifestyle	$ 80,808,673	$102,835,023	$ —	$ —
Asset Allocation	19,055,820	24,977,511	2,654,168	971,771
Capital Appreciation	13,179,199	15,563,619	—	—
Conservative Growth Lifestyle	27,496,288	46,557,009	—	—
Core Bond	211,244,336	247,093,371	100,936,827	177,461,295
Dividend Value	116,822,240	600,836,842	—	—
Dynamic Allocation	9,172,870	25,881,820	11,230,858	8,246,846
Emerging Economies	309,288,838	300,412,627	—	—
Global Real Estate	38,515,141	70,500,139	—	—
Global Strategy	72,926,714	81,518,087	8,175,870	10,208,602
Government Securities	—	3,567,158	—	14,269,698
Growth	538,605,409	145,038,082	—	—
High Yield Bond	47,835,936	65,634,369	—	—
Inflation Protected	2,780,129	25,205,050	17,001,251	51,967,477
International Equities Index	63,874,835	112,315,912	—	—
International Government Bond	17,997,173	24,841,286	8,275,527	9,862,315
International Growth	74,714,282	122,212,299	—	—
International Opportunities	473,711,055	484,870,798	—	—
International Socially Responsible	16,918,759	23,283,381	—	—
International Value	130,900,536	139,523,950	—	—
Large Capital Growth	64,189,227	156,912,202	—	—
Mid Cap Index	362,637,099	519,689,578	—	—
Mid Cap Strategic Growth	277,719,486	184,115,365	—	—
Mid Cap Value	178,557,920	256,389,804	—	—
Moderate Growth Lifestyle	107,749,132	154,966,168	—	—
Nasdaq-100 Index	106,885,637	130,781,212	—	—
Science & Technology	477,433,162	563,357,090	—	—
Small Cap Growth	142,553,664	131,245,158	—	—
Small Cap Index	123,397,088	77,853,161	—	—
Small Cap Special Values	15,046,036	24,392,203	—	—
Small Cap Value	237,807,174	276,611,865	—	—
Stock Index	84,056,259	64,152,400	—	—
Systematic Core	33,653,125	60,684,847	—	—
Systematic Growth	317,457,006	322,903,344	—	—
Systematic Value	228,687,847	224,950,738	—	—
U.S. Socially Responsible	102,646,539	110,675,085	—	—

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Note 7 — Capital Share Transactions
    Transactions in capital shares of each class of each Fund were as follows:
	Aggressive Growth Lifestyle				Asset Allocation
	Six Months Ended 11/30/23 (unaudited)		Year Ended 5/31/23		Six Months Ended 11/30/23 (unaudited)		Year Ended 5/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	645,135	$ 5,998,192	71,888,605	$ 655,813,287	253,052	$ 2,521,857	632,677	$ 6,227,573
Reinvested dividends	—	—	8,548,758	75,742,000	—	—	878,778	8,234,146
Shares redeemed	(2,844,113)	(26,467,411)	(74,627,137)	(681,707,781)	(711,509)	(7,138,520)	(1,447,218)	(14,195,037)
Net increase (decrease)	(2,198,978)	$(20,469,219)	5,810,226	$ 49,847,506	(458,457)	$(4,616,663)	64,237	$ 266,682
	Capital Appreciation				Conservative Growth Lifestyle
	Six Months Ended 11/30/23 (unaudited)		Year Ended 5/31/23		Six Months Ended 11/30/23 (unaudited)		Year Ended 5/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	148,428	$ 2,344,796	356,471	$ 6,271,818	294,635	$ 3,009,213	30,644,220	$ 316,373,541
Reinvested dividends	—	—	1,191,632	16,087,035	—	—	2,731,476	27,424,024
Shares redeemed	(287,350)	(4,551,343)	(4,299,317)	(76,755,919)	(2,084,167)	(21,362,726)	(32,732,605)	(338,934,534)
Net increase (decrease)	(138,922)	$(2,206,547)	(2,751,214)	$(54,397,066)	(1,789,532)	$(18,353,513)	643,091	$ 4,863,031
	Core Bond				Dividend Value
	Six Months Ended 11/30/23 (unaudited)		Year Ended 5/31/23		Six Months Ended 11/30/23 (unaudited)		Year Ended 5/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	14,690,313	$ 139,932,381	72,333,925	$ 690,989,320	402,837	$ 4,449,267	13,763,087	$ 160,617,275
Reinvested dividends	—	—	8,017,904	75,689,017	—	—	19,713,672	209,162,063
Shares redeemed	(32,081,085)	(302,789,093)	(66,009,593)	(640,496,480)	(46,715,726)	(520,647,608)	(29,000,709)	(330,863,807)
Net increase (decrease)	(17,390,772)	$(162,856,712)	14,342,236	$ 126,181,857	(46,312,889)	$(516,198,341)	4,476,050	$ 38,915,531
	Dynamic Allocation				Emerging Economies
	Six Months Ended 11/30/23 (unaudited)		Year Ended 5/31/23		Six Months Ended 11/30/23 (unaudited)		Year Ended 5/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,318,349	$ 12,362,836	2,093,964	$ 19,682,565	15,889,127	$ 90,237,109	35,826,895	$ 213,978,593
Reinvested dividends	—	—	1,355,006	12,154,405	—	—	19,015,586	103,444,788
Shares redeemed	(2,494,417)	(23,444,996)	(3,995,594)	(38,206,012)	(17,574,357)	(98,974,368)	(21,323,378)	(123,171,243)
Net increase (decrease)	(1,176,068)	$(11,082,160)	(546,624)	$ (6,369,042)	(1,685,230)	$ (8,737,259)	33,519,103	$ 194,252,138
	Global Real Estate				Global Strategy
	Six Months Ended 11/30/23 (unaudited)		Year Ended 5/31/23		Six Months Ended 11/30/23 (unaudited)		Year Ended 5/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,314,133	$ 7,812,927	4,959,602	$ 32,899,133	49,304	$ 412,703	1,244,887	$ 10,608,065
Reinvested dividends	—	—	2,513,841	15,786,923	—	—	2,421,223	19,442,419
Shares redeemed	(7,168,745)	(44,052,426)	(33,780,916)	(216,477,852)	(1,524,784)	(12,773,748)	(3,866,156)	(33,118,521)
Net increase (decrease)	(5,854,612)	$(36,239,499)	(26,307,473)	$(167,791,796)	(1,475,480)	$(12,361,045)	(200,046)	$ (3,068,037)
	Government Securities				Growth
	Six Months Ended 11/30/23 (unaudited)		Year Ended 5/31/23		Six Months Ended 11/30/23 (unaudited)		Year Ended 5/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	380,977	$ 3,463,836	14,681,802	$ 141,341,467	37,410,955	$455,404,816	7,510,054	$ 83,960,389
Reinvested dividends	—	—	442,840	4,056,411	—	—	25,567,169	249,024,225
Shares redeemed	(2,447,871)	(22,415,067)	(15,396,769)	(142,686,627)	(4,838,984)	(57,625,572)	(10,840,026)	(134,739,775)
Net increase (decrease)	(2,066,894)	$(18,951,231)	(272,127)	$ 2,711,251	32,571,971	$397,779,244	22,237,197	$ 198,244,839

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	High Yield Bond				Inflation Protected
	Six Months Ended 11/30/23 (unaudited)		Year Ended 5/31/23		Six Months Ended 11/30/23 (unaudited)		Year Ended 5/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,408,934	$ 16,416,917	8,930,876	$ 59,114,619	837,183	$ 7,933,970	13,129,836	$ 139,325,722
Reinvested dividends	—	—	4,115,023	26,953,398	—	—	7,796,951	72,979,464
Shares redeemed	(6,144,264)	(41,151,769)	(27,888,933)	(187,971,594)	(9,268,394)	(86,555,685)	(48,973,740)	(504,162,783)
Net increase (decrease)	(3,735,330)	$(24,734,852)	(14,843,034)	$(101,903,577)	(8,431,211)	$(78,621,715)	(28,046,953)	$(291,857,597)
	International Equities Index				International Government Bond
	Six Months Ended 11/30/23 (unaudited)		Year Ended 5/31/23		Six Months Ended 11/30/23 (unaudited)		Year Ended 5/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	16,422,270	$ 122,693,035	109,188,106	$ 752,414,275	1,497,330	$ 14,239,654	2,674,812	$ 26,113,809
Reinvested dividends	—	—	6,381,488	46,010,531	—	—	260,675	2,455,559
Shares redeemed	(32,858,635)	(247,435,568)	(59,063,388)	(415,659,123)	(2,526,891)	(23,926,879)	(9,188,026)	(88,390,570)
Net increase (decrease)	(16,436,365)	$(124,742,533)	56,506,206	$ 382,765,683	(1,029,561)	$ (9,687,225)	(6,252,539)	$(59,821,202)
	International Growth				International Opportunities
	Six Months Ended 11/30/23 (unaudited)		Year Ended 5/31/23		Six Months Ended 11/30/23 (unaudited)		Year Ended 5/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,084,647	$ 11,146,687	3,732,598	$ 41,070,909	672,737	$ 8,839,093	5,331,252	$ 75,469,348
Reinvested dividends	—	—	5,972,266	62,410,179	—	—	4,169,966	56,127,738
Shares redeemed	(2,656,860)	(28,079,363)	(7,609,512)	(85,376,416)	(2,632,415)	(35,700,830)	(5,545,718)	(75,965,947)
Net increase (decrease)	(1,572,213)	$(16,932,676)	2,095,352	$ 18,104,672	(1,959,678)	$(26,861,737)	3,955,500	$ 55,631,139
	International Socially Responsible				International Value
	Six Months Ended 11/30/23 (unaudited)		Year Ended 5/31/23		Six Months Ended 11/30/23 (unaudited)		Year Ended 5/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,204,015	$ 26,560,518	6,137,543	$131,827,524	1,853,826	$ 17,672,610	4,493,418	$ 41,050,965
Reinvested dividends	—	—	604,709	12,977,055	—	—	4,419,857	40,927,879
Shares redeemed	(1,617,914)	(35,846,497)	(2,882,722)	(61,435,613)	(3,800,852)	(36,109,554)	(17,575,843)	(163,741,380)
Net increase (decrease)	(413,899)	$ (9,285,979)	3,859,530	$ 83,368,966	(1,947,026)	$(18,436,944)	(8,662,568)	$ (81,762,536)
	Large Capital Growth				Mid Cap Index
	Six Months Ended 11/30/23 (unaudited)		Year Ended 5/31/23		Six Months Ended 11/30/23 (unaudited)		Year Ended 5/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	167,791	$ 3,003,456	3,673,303	$ 64,582,823	256,384	$ 6,038,343	9,336,076	$ 230,034,747
Reinvested dividends	—	—	4,230,225	68,360,432	—	—	16,845,802	400,761,633
Shares redeemed	(5,484,489)	(99,255,325)	(4,744,595)	(81,271,578)	(14,808,414)	(353,451,373)	(17,862,000)	(446,514,027)
Net increase (decrease)	(5,316,698)	$(96,251,869)	3,158,933	$ 51,671,677	(14,552,030)	$(347,413,030)	8,319,878	$ 184,282,353
	Mid Cap Strategic Growth				Mid Cap Value
	Six Months Ended 11/30/23 (unaudited)		Year Ended 5/31/23		Six Months Ended 11/30/23 (unaudited)		Year Ended 5/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,448,879	$115,582,676	9,074,526	$ 144,696,204	107,465	$ 1,815,226	4,281,575	$ 81,976,873
Reinvested dividends	—	—	8,929,359	134,118,979	—	—	8,629,209	148,594,972
Shares redeemed	(2,654,945)	(41,029,999)	(7,859,092)	(131,417,274)	(5,008,291)	(87,208,938)	(16,247,289)	(296,335,385)
Net increase (decrease)	4,793,934	$ 74,552,677	10,144,793	$ 147,397,909	(4,900,826)	$(85,393,712)	(3,336,505)	$ (65,763,540)

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Moderate Growth Lifestyle				Nasdaq-100 Index
	Six Months Ended 11/30/23 (unaudited)		Year Ended 5/31/23		Six Months Ended 11/30/23 (unaudited)		Year Ended 5/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	755,610	$ 9,331,999	82,918,015	$ 1,018,591,887	1,159,941	$ 24,415,609	1,934,006	$ 37,692,042
Reinvested dividends	—	—	9,646,514	115,179,379	—	—	5,157,736	86,546,802
Shares redeemed	(4,419,613)	(54,885,571)	(86,793,534)	(1,068,923,811)	(1,586,156)	(33,312,933)	(5,058,189)	(94,093,188)
Net increase (decrease)	(3,664,003)	$(45,553,572)	5,770,995	$ 64,847,455	(426,215)	$ (8,897,324)	2,033,553	$ 30,145,656
	Science & Technology				Small Cap Growth
	Six Months Ended 11/30/23 (unaudited)		Year Ended 5/31/23		Six Months Ended 11/30/23 (unaudited)		Year Ended 5/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	382,581	$ 8,319,910	1,403,651	$ 28,308,550	4,924,338	$ 65,556,284	7,911,071	$112,867,397
Reinvested dividends	—	—	19,425,242	347,129,083	—	—	3,065,156	42,421,756
Shares redeemed	(4,818,236)	(104,905,567)	(9,311,507)	(192,125,037)	(3,807,799)	(53,169,729)	(4,418,715)	(62,469,052)
Net increase (decrease)	(4,435,655)	$ (96,585,657)	11,517,386	$ 183,312,596	1,116,539	$ 12,386,555	6,557,512	$ 92,820,101
	Small Cap Index				Small Cap Special Values
	Six Months Ended 11/30/23 (unaudited)		Year Ended 5/31/23		Six Months Ended 11/30/23 (unaudited)		Year Ended 5/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,706,294	$ 78,697,027	7,427,501	$ 119,492,371	147,642	$ 1,635,383	398,564	$ 4,636,850
Reinvested dividends	—	—	15,607,382	214,289,357	—	—	2,542,611	28,172,125
Shares redeemed	(5,860,455)	(79,440,021)	(6,568,432)	(103,350,924)	(1,107,165)	(12,241,189)	(3,003,141)	(34,947,914)
Net increase (decrease)	(154,161)	$ (742,994)	16,466,451	$ 230,430,804	(959,523)	$(10,605,806)	(61,966)	$ (2,138,939)
	Small Cap Value				Stock Index
	Six Months Ended 11/30/23 (unaudited)		Year Ended 5/31/23		Six Months Ended 11/30/23 (unaudited)		Year Ended 5/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,356,542	$ 79,993,694	11,788,561	$ 148,579,864	3,872,518	$ 183,842,582	13,431,057	$ 600,437,755
Reinvested dividends	—	—	6,762,120	77,358,655	—	—	10,217,014	432,486,189
Shares redeemed	(10,931,763)	(122,941,610)	(15,161,347)	(191,677,399)	(6,667,211)	(314,951,913)	(20,010,648)	(898,423,528)
Net increase (decrease)	(3,575,221)	$ (42,947,916)	3,389,334	$ 34,261,120	(2,794,693)	$(131,109,331)	3,637,423	$ 134,500,416
	Systematic Core				Systematic Growth
	Six Months Ended 11/30/23 (unaudited)		Year Ended 5/31/23		Six Months Ended 11/30/23 (unaudited)		Year Ended 5/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	111,533	$ 2,888,663	940,148	$ 22,999,916	4,765,448	$ 72,868,527	7,291,262	$107,558,578
Reinvested dividends	—	—	1,219,369	28,886,853	—	—	9,841,983	123,418,462
Shares redeemed	(1,368,197)	(35,355,065)	(3,674,332)	(88,867,888)	(5,213,669)	(80,670,782)	(5,829,519)	(86,357,292)
Net increase (decrease)	(1,256,664)	$(32,466,402)	(1,514,815)	$(36,981,119)	(448,221)	$ (7,802,255)	11,303,726	$144,619,748
	Systematic Value				U.S. Socially Responsible
	Six Months Ended 11/30/23 (unaudited)		Year Ended 5/31/23		Six Months Ended 11/30/23 (unaudited)		Year Ended 5/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,784,162	$ 34,368,083	1,035,331	$ 12,787,408	557,261	$ 9,817,781	1,858,948	$ 34,362,284
Reinvested dividends	—	—	2,707,448	32,841,343	—	—	8,062,497	131,983,068
Shares redeemed	(3,112,050)	(38,742,416)	(6,514,183)	(79,931,525)	(2,070,120)	(36,697,940)	(4,537,534)	(87,512,097)
Net increase (decrease)	(327,888)	$ (4,374,333)	(2,771,404)	$(34,302,774)	(1,512,859)	$(26,880,159)	5,383,911	$ 78,833,255

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Note 8 — Transactions with Affiliates
    Transactions in shares of Underlying Funds and securities issued by AIG or an affiliate thereof for the six months ended November 30, 2023 were as follows:
Aggressive Growth Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at November 30, 2023
VALIC Company I
Core Bond Fund	$—	$—	$170,266,219	$ 9,248,237	$ 31,040,455	$(7,437,006)	$ 6,726,348	$147,763,343
International Equities Index Fund	—	—	110,291,478	10,259,613	3,550,521	601,864	4,039,906	121,642,340
Large Capital Growth Fund	—	—	29,111,623	—	30,855,343	(1,044,045)	2,787,765	—
Small Cap Growth Fund	—	—	31,538,743	9,398,606	1,915,223	(205,124)	(93,294)	38,723,708
Small Cap Value Fund	—	—	30,759,881	7,601,178	1,882,678	(157,686)	2,479,528	38,800,223
Stock Index Fund	—	—	166,722,826	4,487,130	13,977,496	400,226	15,925,989	173,558,675
Systematic Growth Fund	—	—	36,949,756	28,986,325	14,102,961	175,892	5,612,852	57,621,864
Systematic Value Fund	—	—	49,322,459	10,827,584	5,510,346	(1,185,516)	5,083,617	58,537,798
	$—	$—	$624,962,985	$80,808,673	$102,835,023	$(8,851,395)	$42,562,711	$636,647,951

†	Includes reinvestment of distributions paid.
Conservative Growth Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at November 30, 2023
VALIC Company I
Core Bond Fund	$—	$—	$204,003,207	$ 4,674,107	$23,927,544	$(4,518,671)	$ 4,009,081	$184,240,180
International Equities Index Fund	—	—	23,613,099	3,272,937	1,683,494	306,081	721,493	26,230,116
Large Capital Growth Fund	—	—	6,251,657	—	6,625,161	222,354	151,150	—
Small Cap Growth Fund	—	—	6,071,559	3,519,708	778,711	(14,937)	12,405	8,810,024
Small Cap Value Fund	—	—	5,928,513	2,996,190	614,691	(51,484)	570,428	8,828,956
Stock Index Fund	—	—	35,384,818	2,388,322	4,626,522	256,704	3,201,572	36,604,894
Systematic Growth Fund	—	—	10,547,151	5,972,917	5,671,519	206,904	1,336,340	12,391,793
Systematic Value Fund	—	—	9,688,725	4,672,107	2,629,367	(88,233)	916,622	12,559,854
	$—	$—	$301,488,729	$27,496,288	$46,557,009	$(3,681,282)	$10,919,091	$289,665,817

†	Includes reinvestment of distributions paid.
Dynamic Allocation Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at November 30, 2023
VALIC Company I
Capital Appreciation Fund	$—	$—	$ 5,372,628	$ 350,630	$1,335,094	$ 115,735	$ 600,601	$ 5,104,500
Core Bond Fund	—	—	19,799,704	2,064,133	4,052,623	(648,283)	667,906	17,830,837
Dividend Value Fund	—	—	8,870,602	621,502	1,857,250	58,231	593,637	8,286,722
Emerging Economies Fund	—	—	766,449	55,074	163,957	(44,818)	88,504	701,252
Global Real Estate Fund	—	—	1,554,739	127,093	372,977	(69,891)	114,448	1,353,412
Government Securities Fund	—	—	6,933,528	474,481	1,411,782	(223,868)	117,037	5,889,396
Growth Fund	—	—	5,522,036	350,630	1,435,095	(852,590)	1,541,228	5,126,209
High Yield Bond Fund	—	—	1,247,154	84,728	255,318	(24,070)	85,842	1,138,336
Inflation Protected Fund	—	—	2,297,092	152,512	455,573	(76,074)	46,008	1,963,965
International Equities Index Fund	—	—	2,703,664	182,166	536,934	69,917	44,946	2,463,759
International Government Bond Fund	—	—	614,859	42,364	127,659	(20,016)	22,536	532,084
International Growth Fund	—	—	2,871,720	177,930	528,168	5,365	(128,446)	2,398,401
International Opportunities Fund	—	—	412,654	25,418	72,595	(50,578)	70,491	385,390
International Socially Responsible Fund	—	—	1,988,879	139,802	419,275	(78,552)	163,288	1,794,142
International Value Fund	—	—	4,397,926	300,787	892,380	48,141	264,786	4,119,260
Large Capital Growth Fund	—	—	5,776,527	392,000	1,160,278	179,586	357,229	5,545,064
Mid Cap Index Fund	—	—	1,532,966	105,911	319,148	25,502	92,037	1,437,268
Mid Cap Strategic Growth Fund	—	—	1,585,196	105,911	319,148	(203,881)	296,178	1,464,256
Mid Cap Value Fund	—	—	1,806,998	127,093	372,977	14,363	157,210	1,732,687
Small Cap Growth Fund	—	—	521,943	59,310	172,723	(115,000)	115,054	408,584
Small Cap Index Fund	—	—	630,919	42,364	127,659	(3,317)	33,542	575,849

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Dynamic Allocation Fund — (continued)
Security	Income	Capital Gain Distribution Received	Value at May 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at November 30, 2023
Small Cap Special Values Fund	$—	$—	976,710	$ 67,783	$ 200,255	$ (24,231)	$ 117,065	$ 937,072
Small Cap Value Fund	—	—	306,725	21,182	63,830	1,281	19,983	285,341
Stock Index Fund	—	—	12,548,207	847,288	2,523,182	473,997	742,667	12,088,977
Systematic Core Fund	—	—	9,150,466	618,520	1,839,823	123,150	772,843	8,825,156
Systematic Growth Fund	—	—	3,873,335	252,198	741,003	(132,025)	617,751	3,870,256
Systematic Value Fund	—	—	12,203,573	862,978	2,576,907	68,039	868,382	11,426,065
U.S. Socially Responsible Fund	—	—	7,573,037	521,082	1,548,207	(785,321)	1,528,825	7,289,416
	$—	$—	$123,840,236	$9,172,870	$25,881,820	$(2,169,208)	$10,011,578	$114,973,656

†	Includes reinvestment of distributions paid.
Moderate Growth Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at November 30, 2023
VALIC Company I
Core Bond Fund	$—	$—	$465,074,965	$ 15,024,886	$ 57,543,800	$(13,291,863)	$11,998,943	$421,263,131
International Equities Index Fund	—	—	124,666,481	12,947,492	6,290,403	1,150,194	4,211,608	136,685,372
Large Capital Growth Fund	—	—	33,761,516	—	35,776,452	(1,107,723)	3,122,659	—
Small Cap Growth Fund	—	—	34,555,699	12,712,274	2,783,377	(484,234)	283,408	44,283,770
Small Cap Value Fund	—	—	33,714,154	10,749,219	2,774,717	(232,400)	2,917,213	44,373,469
Stock Index Fund	—	—	189,555,753	7,993,886	20,070,868	(2,545,933)	21,266,316	196,199,154
Systematic Growth Fund	—	—	44,778,820	32,019,112	20,228,011	321,143	6,569,868	63,460,932
Systematic Value Fund	—	—	53,204,496	16,302,263	9,498,540	(1,294,246)	5,606,625	64,320,598
	$—	$—	$979,311,884	$107,749,132	$154,966,168	$(17,485,062)	$55,976,640	$970,586,426

†	Includes reinvestment of distributions paid.
Stock Index Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2023	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at November 30, 2023
American International Group, Inc.- Common Stock	$76,705	$—	$5,697,663	$—	$273,933	$118,615	$1,249,510	$6,791,855
    At November 30, 2023, the following affiliates owned outstanding shares of the following Funds:
Fund	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC	VC I Dynamic Allocation Fund	VC I Aggressive Growth Lifestyle	VC I Conservative Growth Lifestyle	VC I Moderate Growth Lifestyle
Aggressive Growth Lifestyle	—%	—%	100.00%	—%	—%	—%	—%
Asset Allocation	—	—	100.00	—	—	—	—
Capital Appreciation	—	—	92.49	7.51	—	—	—
Conservative Growth Lifestyle	—	—	100.00	—	—	—	—
Core Bond	0.02	0.00	70.77	0.68	5.60	6.98	15.95
Dividend Value	—	—	98.63	1.37	—	—	—
Dynamic Allocation	6.06	—	93.94	—	—	—	—
Emerging Economies	0.07	0.01	99.82	0.10	—	—	—
Global Real Estate	—	—	99.45	0.55	—	—	—
Global Strategy	—	—	100.00	—	—	—	—
Government Securities	0.26	—	95.17	4.57	—	—	—
Growth	—	—	99.67	0.33	—	—	—
High Yield Bond	0.01	—	99.69	0.30	—	—	—
Inflation Protected	—	—	99.51	0.49	—	—	—
International Equities Index	1.73	0.01	83.42	0.13	6.29	1.36	7.06
International Government Bond	—	—	99.11	0.89	—	—	—
International Growth	—	—	99.36	0.64	—	—	—
International Opportunities	—	—	99.92	0.08	—	—	—
International Socially Responsible	0.24	—	99.32	0.44	—	—	—
International Value	0.04	—	99.12	0.84	—	—	—
Large Capital Growth	—	—	99.19	0.81	—	—	—
Mid Cap Index	0.91	0.03	99.01	0.05	—	—	—

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Fund	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC	VC I Dynamic Allocation Fund	VC I Aggressive Growth Lifestyle	VC I Conservative Growth Lifestyle	VC I Moderate Growth Lifestyle
Mid Cap Strategic Growth	—%	—%	99.84%	0.16%	—%	—%	—%
Mid Cap Value	0.33	—	99.38	0.29	—	—	—
Moderate Growth Lifestyle	—	—	100.00	—	—	—	—
Nasdaq-100 Index	2.27	0.04	97.69	—	—	—	—
Science & Technology	0.46	0.00	99.54	—	—	—	—
Small Cap Growth	—	—	83.09	0.07	7.10	1.62	8.12
Small Cap Index	2.24	0.12	97.58	0.06	—	—	—
Small Cap Special Values	—	—	99.52	0.48	—	—	—
Small Cap Value	—	—	78.14	0.07	9.19	2.09	10.51
Stock Index	2.17	0.03	90.37	0.21	3.02	0.64	3.41
Systematic Core	0.45	—	97.95	1.60	—	—	—
Systematic Growth	0.01	—	84.12	0.45	6.66	1.43	7.33
Systematic Value	—	—	65.69	2.67	13.68	2.93	15.03
U.S. Socially Responsible	0.03	—	98.97	1.00	—	—	—
    The fund-of-funds do not invest in the Funds for the purpose of exercising management or control; however, investments by these funds within the set limits across their asset allocations may represent a significant portion of net assets of the Funds.
    The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the 1940 Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the six months ended November 30, 2023, the following Funds engaged in security transactions with affiliated funds:
Fund	Cost of Purchases	Proceeds from Sales	Realized Gain (Loss)
International Opportunities	$194,206	$—	$—
Note 9 — Investment Concentration
    Certain Funds invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Emerging Economies Fund, the Global Real Estate Fund, the Global Strategy Fund, the International Equities Index Fund, the International Government Bond Fund, the International Growth Fund, the International Opportunities Fund and the International Value Fund.
    Each Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Core Bond Fund and the Government Securities Fund’s concentration in such investments, these funds may be subject to risks associated with the U.S. Government, its agencies or instrumentalities.
    The High Yield Bond Fund’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.
    The Global Real Estate Fund invests primarily in the real estate industry. A Fund that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate and could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If a Fund has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.
    The International Socially Responsible Fund and the U.S. Socially Responsible Fund invest in securities of companies meeting the Fund’ social criteria. The Fund’ adherence to their social criteria and application of related analyses when selecting investments may negatively impact the Fund’ performance, including relative to similar Funds that use different criteria, or to Funds that do not adhere to such criteria or apply such analyses.
    The Capital Appreciation Fund, Nasdaq-100® Index Fund, Science & Technology Fund and Systematic Growth Fund invest primarily in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the prices of securities in this sector have tended to be volatile. A fund that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of its investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Note 10 — Line of Credit
    The Series, along with certain other funds managed by the Adviser, has access to a $85 million committed unsecured line of credit and a $40 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Series’ custodian. Interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent(1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the federal funds effective rate on such date and (b) the overnight bank funding rate on such date,plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the federal funds effective rate or the overnight bank funding rate shall be less than zero, then the federal funds effective rate or the overnight bank funding rate, shall be deemed to be zero for the purposes of determining the rate. The Series, on behalf of each of the Funds, has paid State Street for its own account, such Fund’s ratable portion of an upfront fee in an amount equal to $40,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. For the six months ended November 30, 2023, the following Funds had borrowings:
Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest	Balance Outstanding at 11/30/23
Dividend Value	5	$21,404	$23,070,000	6.68%	$ —
Emerging Economies	7	18,945	14,585,714	6.68	—
Global Real Estate	5	4,989	5,405,000	6.58	—
Global Strategy	3	653	1,216,667	6.51	—
Growth	64	3,514	298,828	6.61	125,000
International Equities Index	3	23,937	43,000,000	6.68	—
International Government Bond	2	631	1,700,000	6.68	—
International Opportunities	1	4	25,000	6.43	—
Large Capital Growth	6	12,272	11,029,167	6.47	—
Mid Cap Index	11	32,565	15,954,545	6.68	—
Mid Cap Value	6	2,538	2,366,667	6.47	—
Nasdaq-100 Index	8	663	446,875	6.68	—
Science & Technology	4	101	137,500	6.62	—
Small Cap Value	2	4,823	13,500,000	6.43	—
Systematic Core	6	1,170	1,091,667	6.43	—
Systematic Value	3	1,912	3,475,000	6.51	—
Note 11 — Interfund Lending Agreement
    Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended November 30, 2023, none of the Funds participated in this program.

VALIC Company I
FINANCIAL HIGHLIGHTS

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
Aggressive Growth Lifestyle Fund
08/31/18	$10.68	$ 0.17	$ 1.04	$ 1.21	$(0.16)	$(0.39)	$(0.55)	$11.34	11.39%	$ 608,709	0.14%(3)	0.10%(3)	1.49%(3)	49%
08/31/19	11.34	0.17	(0.24)	(0.07)	(0.21)	(0.97)	(1.18)	10.09	(0.52)	579,049	0.14(3)	0.10(3)	1.56(3)	37
08/31/20	10.09	0.19	0.77	0.96	(0.26)	(0.57)	(0.83)	10.22	9.91	612,613	0.14(3)	0.10(3)	1.88(3)	48
05/31/21(4)	10.22	0.17	2.32	2.49	(0.20)	(0.40)	(0.60)	12.11	24.54	732,829	0.14(3)(5)	0.10(3)(5)	1.98(3)(5)	16
05/31/22	12.11	0.11	(1.01)	(0.90)	(0.34)	(0.60)	(0.94)	10.27	(7.62)	659,059	0.13(3)	0.09(3)	0.89(3)	40
05/31/23	10.27	0.17	(0.23)	(0.06)	(0.22)	(0.99)	(1.21)	9.00	(0.41)	630,147	0.14(3)	0.10(3)	1.74(3)	65
11/30/23@	9.00	(0.00)	0.49	0.49	—	—	—	9.49	5.44	643,184	0.14(3)(5)	0.11(3)(5)	(0.06)(3)(5)	13
Asset Allocation Fund
05/31/19	11.33	0.18	(0.55)	(0.37)	(0.17)	(0.88)	(1.05)	9.91	(3.42)	147,543	0.76	0.76	1.69	113
05/31/20	9.91	0.14	(0.30)	(0.16)	(0.12)	(0.18)	(0.30)	9.45	(1.46)	128,629	0.77	0.77	1.39	177
05/31/21	9.45	0.08	2.97	3.05	(0.13)	—	(0.13)	12.37	32.34	154,023	0.87	0.85	0.74	199
05/31/22	12.37	0.12	(0.44)	(0.32)	(0.25)	(1.51)	(1.76)	10.29	(3.16)	141,207	0.68	0.63	0.95	47
05/31/23	10.29	0.14	(0.05)	0.09	(0.12)	(0.51)	(0.63)	9.75	1.09	134,523	0.74	0.69	1.42	46
11/30/23@	9.75	0.08	0.47	0.55	—	—	—	10.30	5.64	137,354	0.71(5)	0.66(5)	1.57(5)	16
Capital Appreciation Fund
08/31/18	16.55	0.04	4.51	4.55	(0.08)	(0.89)	(0.97)	20.13	27.94	109,697	0.99	0.85	0.22	124
08/31/19	20.13	0.07	(0.26)	(0.19)	(0.05)	(5.00)	(5.05)	14.89	(0.35)	103,080	1.00	0.85	0.38	60
08/31/20	14.89	0.02	4.28	4.30	(0.06)	(0.51)	(0.57)	18.62	29.44	122,454	1.00	0.85	0.12	62
05/31/21(4)	18.62	(0.01)	3.53	3.52	(0.02)	(0.44)	(0.46)	21.68	18.97	141,163	0.99(5)	0.84(5)	(0.09)(5)	27
05/31/22	21.68	0.02	(1.34)	(1.32)	—	(1.12)	(1.12)	19.24	(6.38)	133,324	0.71	0.60	0.08	46
05/31/23	19.24	0.02	0.66	0.68	(0.03)	(5.16)	(5.19)	14.73	6.00	61,511	0.80	0.73	0.08	42
11/30/23@	14.73	(0.01)	2.12	2.11	—	—	—	16.84	14.32	67,984	0.83(5)	0.83(5)	(0.16)(5)	21
Conservative Growth Lifestyle Fund
08/31/18	12.07	0.31	0.28	0.59	(0.28)	(0.07)	(0.35)	12.31	4.94	338,793	0.15(3)	0.10(3)	2.47(3)	44
08/31/19	12.31	0.25	0.17	0.42	(0.36)	(0.52)	(0.88)	11.85	3.52	324,436	0.15(3)	0.10(3)	2.06(3)	45
08/31/20	11.85	0.32	0.63	0.95	(0.31)	(0.18)	(0.49)	12.31	8.14	339,870	0.15(3)	0.10(3)	2.68(3)	38
05/31/21(4)	12.31	0.31	1.29	1.60	(0.34)	(0.18)	(0.52)	13.39	13.05	371,617	0.15(3)(5)	0.10(3)(5)	3.13(3)(5)	13
05/31/22	13.39	0.15	(1.17)	(1.02)	(0.48)	(0.53)	(1.01)	11.36	(7.88)	330,697	0.14(3)	0.13(3)	1.14(3)	38
05/31/23	11.36	0.22	(0.38)	(0.16)	(0.23)	(0.77)	(1.00)	10.20	(1.30)	303,514	0.16(3)	0.12(3)	2.02(3)	56
11/30/23@	10.20	(0.00)	0.25	0.25	—	—	—	10.45	2.45	292,276	0.15(3)(5)	0.12(3)(5)	(0.08)(3)(5)	9
Core Bond Fund
08/31/18	11.15	0.30	(0.45)	(0.15)	(0.26)	(0.00)	(0.26)	10.74	(1.32)	1,282,586	0.78	0.77	2.80	73
08/31/19	10.74	0.33	0.70	1.03	(0.24)	—	(0.24)	11.53	9.64	1,589,218	0.78	0.77	2.99	97
08/31/20	11.53	0.28	0.52	0.80	(0.39)	—	(0.39)	11.94	7.05	1,784,179	0.78	0.77	2.39	93
05/31/21(4)	11.94	0.15	(0.12)	0.03	(0.29)	(0.31)	(0.60)	11.37	0.27	2,809,677	0.77(5)	0.76(5)	1.73(5)	39
05/31/22	11.37	0.21	(1.19)	(0.98)	(0.13)	(0.11)	(0.24)	10.15	(8.75)	2,821,678	0.50	0.50	1.93	60
05/31/23	10.15	0.30	(0.61)	(0.31)	(0.22)	(0.02)	(0.24)	9.60	(2.99)	2,808,761	0.50	0.50	3.05	43
11/30/23@	9.60	0.17	(0.17)	—	—	—	—	9.60	0.00	2,641,306	0.51(5)	0.51(5)	3.62(5)	12
Dividend Value Fund
05/31/19	12.39	0.29	(0.27)	0.02	(0.24)	(1.37)	(1.61)	10.80	(0.17)	959,714	0.81	0.81	2.40	46
05/31/20	10.80	0.29	(0.34)	(0.05)	(0.24)	(0.53)	(0.77)	9.98	(0.33)	1,012,017	0.81	0.74	2.61	63
05/31/21	9.98	0.25	3.54	3.79	(0.26)	(0.34)	(0.60)	13.17	38.46	1,361,703	0.80	0.69	2.18	64
05/31/22	13.17	0.20	0.10	0.30	(0.26)	—	(0.26)	13.21	2.28	1,256,796	0.79	0.68	1.53	86
05/31/23	13.21	0.24	(0.68)	(0.44)	(0.22)	(2.01)	(2.23)	10.54	(3.49)	1,049,838	0.79	0.68	1.95	44
11/30/23@	10.54	0.12	0.67	0.79	—	—	—	11.33	7.50	603,264	0.82(5)	0.71(5)	2.02(5)	14

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Does not include underlying fund expenses that the Fund bears indirectly.
(4)	The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.
(5)	Annualized
See Notes to Financial Statements

VALIC Company I
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
Dynamic Allocation Fund
05/31/19	$12.20	$ 0.17	$ 0.00	$ 0.17	$(0.15)	$(0.73)	$(0.88)	$11.49	1.47%	$ 203,843	0.32%(3)	0.32%(3)	1.36%(3)	11%
05/31/20	11.49	0.18	1.00	1.18	(0.26)	(0.48)	(0.74)	11.93	10.43	190,741	0.33(3)	0.32(3)	1.47(3)	20
05/31/21	11.93	0.20	1.94	2.14	(0.24)	(1.23)	(1.47)	12.60	18.42	198,516	0.32(3)	0.32(3)	1.57(3)	24
05/31/22	12.60	0.07	(0.92)	(0.85)	(0.39)	(1.22)	(1.61)	10.14	(7.28)	169,371	0.33(3)	0.32(3)	0.60(3)	25
05/31/23	10.14	0.14	(0.37)	(0.23)	(0.17)	(0.63)	(0.80)	9.11	(2.18)	147,093	0.36(3)	0.32(3)	1.48(3)	22
11/30/23@	9.11	0.01	0.38	0.39	—	—	—	9.50	4.28	142,194	0.39(3)(4)(5)	0.36(3)(4)(5)	0.30(3)(4)	15
Emerging Economies Fund
05/31/19	8.89	0.18	(1.22)	(1.04)	(0.14)	—	(0.14)	7.71	(11.75)	823,071	0.93	0.93	2.29	72
05/31/20	7.71	0.19	(0.47)	(0.28)	(0.20)	—	(0.20)	7.23	(3.74)	701,471	0.91	0.91	2.35	62
05/31/21	7.23	0.16	3.66	3.82	(0.18)	—	(0.18)	10.87	52.91	1,065,405	0.88	0.88	1.68	82
05/31/22	10.87	0.31	(2.56)	(2.25)	(0.30)	(1.07)	(1.37)	7.25	(20.87)	634,192	0.93	0.93	3.23	60
05/31/23	7.25	0.23	(1.04)	(0.81)	(0.38)	(0.71)	(1.09)	5.35	(11.47)	647,212	0.96	0.96	3.72	71
11/30/23@	5.35	0.07	0.22	0.29	—	—	—	5.64	5.42	673,046	0.93(4)	0.93(4)	2.66(4)	44
Global Real Estate Fund
05/31/19	7.68	0.17	0.44	0.61	(0.29)	—	(0.29)	8.00	8.10	458,620	0.85	0.85	2.18	44
05/31/20	8.00	0.15	(0.94)	(0.79)	(0.24)	(0.12)	(0.36)	6.85	(10.37)	359,442	0.85	0.85	1.84	78
05/31/21	6.85	0.14	1.73	1.87	(0.34)	(0.25)	(0.59)	8.13	28.14	435,033	0.86	0.86	1.83	76
05/31/22	8.13	0.13	(0.57)	(0.44)	(0.12)	—	(0.12)	7.57	(5.43)	545,132	0.86	0.86	1.61	47
05/31/23	7.57	0.16	(1.35)	(1.19)	(0.17)	(0.15)	(0.32)	6.06	(15.96)	277,408	0.88	0.88	2.30	77
11/30/23@	6.06	0.08	0.08	0.16	—	—	—	6.22	2.64	248,256	0.93(4)	0.93(4)	2.48(4)	15
Global Strategy Fund
05/31/19	12.02	0.44	(1.02)	(0.58)	(0.26)	(0.94)	(1.20)	10.24	(5.19)	323,702	0.66	0.66	3.78	30
05/31/20	10.24	0.30	(0.41)	(0.11)	(0.64)	(0.64)	(1.28)	8.85	(1.01)	282,708	0.73	0.72	2.95	108
05/31/21	8.85	0.20	1.50	1.70	(0.42)	—	(0.42)	10.13	19.49	287,412	0.72	0.70	2.09	39
05/31/22	10.13	0.18	(1.15)	(0.97)	(0.00)	—	(0.00)	9.16	(9.57)	235,176	0.84	0.80	1.83	140
05/31/23	9.16	0.24	(0.45)	(0.21)	—	(0.82)	(0.82)	8.13	(2.16)	207,195	0.77	0.71	2.78	89
11/30/23@	8.13	0.13	0.39	0.52	—	—	—	8.65	6.40	207,617	0.73(4)	0.67(4)	3.10(4)	42
Government Securities Fund
05/31/19	10.21	0.23	0.37	0.60	(0.24)	—	(0.24)	10.57	5.98	143,372	0.67	0.67	2.24	17
05/31/20	10.57	0.23	0.67	0.90	(0.25)	—	(0.25)	11.22	8.57	148,338	0.66	0.66	2.08	17
05/31/21	11.22	0.20	(0.39)	(0.19)	(0.25)	—	(0.25)	10.78	(1.70)	142,954	0.66	0.66	1.77	13
05/31/22	10.78	0.20	(1.00)	(0.80)	(0.19)	—	(0.19)	9.79	(7.47)	159,888	0.65	0.65	1.90	11
05/31/23	9.79	0.23	(0.42)	(0.19)	(0.25)	—	(0.25)	9.35	(1.93)	150,156	0.67	0.67	2.44	65
11/30/23@	9.35	0.12	(0.27)	(0.15)	—	—	—	9.20	(1.60)	128,717	0.68(4)	0.68(4)	2.54(4)	—
Growth Fund
05/31/19	17.36	0.06	0.38	0.44	(0.07)	(1.38)	(1.45)	16.35	2.65	1,049,181	0.79	0.74	0.34	60
05/31/20	16.35	0.03	4.22	4.25	(0.07)	(1.71)	(1.78)	18.82	27.42	1,358,693	0.81	0.68	0.16	219
05/31/21	18.82	(0.02)	6.65	6.63	(0.03)	(3.23)	(3.26)	22.19	36.58	1,430,327	0.80	0.64	(0.10)	40
05/31/22	22.19	(0.02)	(2.84)	(2.86)	—	(4.76)	(4.76)	14.57	(14.82)	1,005,830	0.77	0.61	(0.09)	60
05/31/23	14.57	0.02	0.49	0.51	—	(3.95)	(3.95)	11.13	7.39	1,016,283	0.81	0.65	0.17	43
11/30/23@	11.13	0.01	1.49	1.50	—	—	—	12.63	13.48	1,564,796	0.79(4)	0.63(4)	0.24(4)	12

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Does not include underlying fund expenses that the Fund bears indirectly.
(4)	Annualized
(5)	Includes interest expense of 0.04% relating to derivative activity.
See Notes to Financial Statements

VALIC Company I
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
High Yield Bond Fund
08/31/18	$ 7.75	$ 0.40	$(0.18)	$ 0.22	$(0.44)	$ —	$(0.44)	$ 7.53	2.89%	$ 576,553	0.97%	0.96%	5.16%	26%
08/31/19	7.53	0.39	0.09	0.48	(0.35)	—	(0.35)	7.66	6.47	657,364	0.97	0.96	5.25	34
08/31/20	7.66	0.36	(0.00)	0.36	(0.55)	—	(0.55)	7.47	5.01	538,716	0.98	0.94	4.79	49
05/31/21(3)	7.47	0.24	0.28	0.52	(0.31)	—	(0.31)	7.68	6.95	598,597	0.97(4)	0.92(4)	4.26(4)	33
05/31/22	7.68	0.32	(0.72)	(0.40)	(0.25)	—	(0.25)	7.03	(5.34)	515,224	0.71	0.68	4.12	40
05/31/23	7.03	0.37	(0.35)	0.02	(0.45)	—	(0.45)	6.60	0.32	386,075	0.75	0.68	5.33	40
11/30/23@	6.60	0.20	0.15	0.35	—	—	—	6.95	5.30	380,522	0.75(4)	0.68(4)	5.91(4)	13
Inflation Protected Fund
05/31/19	10.88	0.24	0.14	0.38	(0.18)	(0.01)	(0.19)	11.07	3.51	700,574	0.56	0.56	2.27	42
05/31/20	11.07	0.22	0.32	0.54	(0.27)	—	(0.27)	11.34	4.88	764,607	0.57	0.57	1.94	38
05/31/21	11.34	0.18	0.68	0.86	(0.17)	(0.06)	(0.23)	11.97	7.66	800,186	0.56	0.54	1.55	71
05/31/22	11.97	0.60	(0.71)	(0.11)	(0.28)	(0.56)	(0.84)	11.02	(1.25)	869,007	0.55	0.52	5.06	35
05/31/23	11.02	0.48	(0.71)	(0.23)	(1.06)	(0.23)	(1.29)	9.50	(1.96)	483,148	0.58	0.55	4.48	26
11/30/23@	9.50	0.17	(0.30)	(0.13)	—	—	—	9.37	(1.37)	397,163	0.61(4)	0.58(4)	3.49(4)	4
International Equities Index Fund
05/31/19	7.41	0.19	(0.62)	(0.43)	(0.24)	—	(0.24)	6.74	(5.81)	1,041,727	0.43	0.43	2.72	15
05/31/20	6.74	0.13	(0.36)	(0.23)	(0.19)	(0.13)	(0.32)	6.19	(3.42)	1,246,804	0.43	0.43	1.89	10
05/31/21	6.19	0.15	2.17	2.32	(0.10)	(0.03)	(0.13)	8.38	37.70	1,899,286	0.42	0.42	2.11	2
05/31/22	8.38	0.21	(1.09)	(0.88)	(0.22)	—	(0.22)	7.28	(10.51)	1,563,302	0.41	0.41	2.58	6
05/31/23	7.28	0.19	0.02	0.21	(0.19)	—	(0.19)	7.30	2.91	1,977,925	0.42	0.42	2.82	9
11/30/23@	7.30	0.07	0.23	0.30	—	—	—	7.60	4.11	1,934,562	0.41(4)	0.41(4)	1.74(4)	3
International Government Bond Fund
05/31/19	11.64	0.28	0.09	0.37	(0.18)	(0.01)	(0.19)	11.82	3.26	203,184	0.65	0.65	2.44	94
05/31/20	11.82	0.29	0.24	0.53	(0.21)	—	(0.21)	12.14	4.44	171,444	0.65	0.65	2.34	105
05/31/21	12.14	0.24	0.55	0.79	(0.29)	(0.19)	(0.48)	12.45	6.58	193,496	0.65	0.65	1.89	71
05/31/22	12.45	0.20	(1.89)	(1.69)	(0.22)	(0.14)	(0.36)	10.40	(13.78)	140,534	0.69	0.69	1.64	53
05/31/23	10.40	0.22	(0.70)	(0.48)	(0.35)	(0.00)	(0.35)	9.57	(4.52)	69,466	0.76	0.76	2.14	60
11/30/23@	9.57	0.15	(0.12)	0.03	—	—	—	9.60	0.31	59,844	0.79(4)	0.79(4)	3.03(4)	39
International Growth Fund
05/31/19	15.01	0.04	(0.19)	(0.15)	(0.10)	(3.41)	(3.51)	11.35	(0.17)	466,362	1.09	0.89	0.30	35
05/31/20	11.35	—	1.13	1.13	(0.01)	—	(0.01)	12.47	10.00	461,774	1.06	0.86	(0.03)	22
05/31/21	12.47	(0.02)	6.75	6.73	—	(0.07)	(0.07)	19.13	53.98	642,915	1.03	0.83	(0.10)	18
05/31/22	19.13	—	(5.20)	(5.20)	—	(2.09)	(2.09)	11.84	(27.99)	425,568	1.05	0.85	(0.02)	25
05/31/23	11.84	0.02	0.96	0.98	—	(1.90)	(1.90)	10.92	9.01	415,665	1.08	0.88	0.19	7
11/30/23@	10.92	(0.01)	(0.56)	(0.57)	—	—	—	10.35	(5.22)	377,457	1.07(4)	0.87(4)	(0.20)(4)	20
International Opportunities Fund
08/31/18	19.38	0.13	1.97	2.10	(0.17)	—	(0.17)	21.31	10.81	724,027	1.20	1.00	0.61	46
08/31/19	21.31	0.16	(2.10)	(1.94)	(0.19)	(0.74)	(0.93)	18.44	(9.20)	576,197	1.22	1.00	0.83	41
08/31/20	18.44	0.09	2.64	2.73	(0.13)	(0.31)	(0.44)	20.73	15.03	610,424	1.22	1.13	0.45	45
05/31/21(3)	20.73	0.04	4.00	4.04	(0.11)	(1.64)	(1.75)	23.02	19.97	726,964	1.23(4)	1.19(4)	0.23(4)	48
05/31/22	23.02	0.16	(4.09)	(3.93)	(0.05)	(3.02)	(3.07)	16.02	(17.48)	507,169	0.98	0.95	0.77	41
05/31/23	16.02	0.19	(1.21)	(1.02)	(0.20)	(1.70)	(1.90)	13.10	(6.67)	466,339	1.02	0.95	1.33	66
11/30/23@	13.10	0.06	0.57	0.63	—	—	—	13.73	4.81	461,785	1.01(4)	0.97(4)	0.87(4)	105

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.
(4)	Annualized
See Notes to Financial Statements

VALIC Company I
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
International Socially Responsible Fund
05/31/19	$26.24	$ 0.44	$ (0.29)	$ 0.15	$(0.48)	$ —	$(0.48)	$25.91	0.57%	$ 363,818	0.63%	0.63%	1.67%	2%
05/31/20	25.91	0.42	(0.96)	(0.54)	(0.51)	(0.89)	(1.40)	23.97	(2.05)	326,671	0.63	0.63	1.57	68
05/31/21	23.97	0.51	8.18	8.69	(0.53)	(5.56)	(6.09)	26.57	37.84	385,891	0.65	0.65	1.89	9
05/31/22	26.57	0.52	(3.38)	(2.86)	(0.84)	(0.93)	(1.77)	21.94	(10.84)	317,599	0.64	0.64	2.03	11
05/31/23	21.94	0.51	0.13	0.64	(0.38)	(0.35)	(0.73)	21.85	2.98	400,650	0.66	0.66	2.43	13
11/30/23@	21.85	0.18	0.73	0.91	—	—	—	22.76	4.16	407,973	0.64(3)	0.63(3)	1.64(3)	4
International Value Fund
05/31/19	10.67	0.20	(1.66)	(1.46)	(0.28)	—	(0.28)	8.93	(13.83)	688,485	0.82	0.77	1.97	136
05/31/20	8.93	0.18	(1.09)	(0.91)	(0.23)	(0.01)	(0.24)	7.78	(10.17)	604,123	0.80	0.73	2.01	64
05/31/21	7.78	0.19	3.66	3.85	(0.17)	—	(0.17)	11.46	49.67	738,262	0.81	0.74	1.95	62
05/31/22	11.46	0.29	(1.67)	(1.38)	(0.18)	—	(0.18)	9.90	(12.03)	609,239	0.81	0.74	2.66	70
05/31/23	9.90	0.20	(0.29)	(0.09)	(0.40)	(0.44)	(0.84)	8.97	(1.25)	474,369	0.85	0.78	2.16	60
11/30/23@	8.97	0.11	0.51	0.62	—	—	—	9.59	6.91	488,542	0.85(3)	0.78(3)	2.23(3)	28
Large Capital Growth Fund
05/31/19	15.01	0.13	1.71	1.84	(0.10)	(1.07)	(1.17)	15.68	12.50	477,301	0.75	0.75	0.81	26
05/31/20	15.68	0.08	2.50	2.58	(0.13)	(1.31)	(1.44)	16.82	17.08	524,630	0.75	0.75	0.45	37
05/31/21	16.82	0.05	6.24	6.29	(0.08)	(2.00)	(2.08)	21.03	38.39	662,844	0.75	0.75	0.24	22
05/31/22	21.03	0.04	(0.36)	(0.32)	(0.04)	(2.25)	(2.29)	18.42	(1.82)	710,547	0.74	0.74	0.19	18
05/31/23	18.42	0.06	0.42	0.48	(0.04)	(1.74)	(1.78)	17.12	3.20	714,449	0.75	0.75	0.35	27
11/30/23@	17.12	0.02	1.62	1.64	—	—	—	18.76	9.58	683,127	0.75(3)	0.75(3)	0.26(3)	9
Mid Cap Index Fund
05/31/19	28.04	0.32	(1.86)	(1.54)	(0.37)	(2.61)	(2.98)	23.52	(5.76)	2,897,313	0.36	0.36	1.20	14
05/31/20	23.52	0.30	(0.70)	(0.40)	(0.36)	(2.01)	(2.37)	20.75	(1.25)	2,734,114	0.36	0.36	1.28	14
05/31/21	20.75	0.35	11.29	11.64	(0.32)	(0.87)	(1.19)	31.20	56.39	3,864,639	0.35	0.35	1.33	18
05/31/22	31.20	0.30	(2.35)	(2.05)	(0.38)	(2.39)	(2.77)	26.38	(6.84)	3,217,500	0.34	0.34	0.99	14
05/31/23	26.38	0.37	(0.93)	(0.56)	(0.32)	(3.28)	(3.60)	22.22	(3.02)	2,895,090	0.36	0.36	1.46	14
11/30/23@	22.22	0.16	1.44	1.60	—	—	—	23.82	7.20	2,756,665	0.36(3)	0.36(3)	1.33(3)	13
Mid Cap Strategic Growth Fund
05/31/19	15.85	0.00	1.13	1.13	(0.00)	(1.49)	(1.49)	15.49	7.45	303,288	0.81	0.81	(0.02)	31
05/31/20	15.49	(0.00)	1.89	1.89	—	(0.88)	(0.88)	16.50	12.76	314,845	0.81	0.81	(0.03)	25
05/31/21	16.50	(0.03)	7.83	7.80	(0.02)	(1.13)	(1.15)	23.15	47.61	890,709	0.78	0.78	(0.13)	49
05/31/22	23.15	(0.03)	(3.20)	(3.23)	—	(2.04)	(2.04)	17.88	(14.32)	737,360	0.75	0.75	(0.14)	76
05/31/23	17.88	0.01	0.70	0.71	—	(3.59)	(3.59)	15.00	3.96	770,493	0.77	0.77	0.05	67
11/30/23@	15.00	0.01	0.83	0.84	—	—	—	15.84	5.60	889,629	0.75(3)	0.75(3)	0.16(3)	24
Mid Cap Value Fund
08/31/18	21.23	0.09	2.62	2.71	(0.09)	(1.72)	(1.81)	22.13	12.90	916,284	1.05	1.05	0.40	44
08/31/19	22.13	0.14	(1.11)	(0.97)	(0.11)	(3.86)	(3.97)	17.19	(4.14)	743,460	1.06	1.05	0.73	44
08/31/20	17.19	0.13	(0.81)	(0.68)	(0.15)	(0.98)	(1.13)	15.38	(4.12)	724,100	1.07	1.05	0.82	63
05/31/21(4)	15.38	0.04	7.02	7.06	(0.13)	(0.09)	(0.22)	22.22	45.95	940,809	1.06(3)	1.04(3)	0.31(3)	31
05/31/22	22.22	0.13	(0.07)	0.06	(0.07)	(1.57)	(1.64)	20.64	0.18	871,131	0.79	0.79	0.61	51
05/31/23	20.64	0.18	(0.89)	(0.71)	(0.16)	(3.83)	(3.99)	15.94	(4.87)	619,704	0.82	0.81	0.95	65
11/30/23@	15.94	0.09	1.39	1.48	—	—	—	17.42	9.28	591,795	0.83(3)	0.83(3)	1.04(3)	30

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Annualized
(4)	The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.
See Notes to Financial Statements

VALIC Company I
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
Moderate Growth Lifestyle Fund
08/31/18	$14.23	$ 0.26	$ 1.08	$ 1.34	$(0.24)	$(0.33)	$(0.57)	$15.00	9.44%	$ 964,607	0.13%(3)	0.10%(3)	1.75%(3)	47%
08/31/19	15.00	0.24	(0.00)	0.24	(0.32)	(1.04)	(1.36)	13.88	1.71	943,311	0.13(3)	0.10(3)	1.69(3)	39
08/31/20	13.88	0.31	0.93	1.24	(0.34)	(0.62)	(0.96)	14.16	9.26	1,014,351	0.14(3)	0.10(3)	2.24(3)	49
05/31/21(4)	14.16	0.28	2.49	2.77	(0.33)	(0.47)	(0.80)	16.13	19.65	1,172,232	0.13(3)(5)	0.10(3)(5)	2.39(3)(5)	15
05/31/22	16.13	0.15	(1.15)	(1.00)	(0.52)	(0.78)	(1.30)	13.83	(6.49)	1,045,238	0.12(3)	0.12(3)	0.97(3)	37
05/31/23	13.83	0.25	(0.37)	(0.12)	(0.27)	(1.31)	(1.58)	12.13	(0.69)	987,043	0.13(3)	0.11(3)	1.91(3)	61
11/30/23@	12.13	(0.00)	0.48	0.48	—	—	—	12.61	3.96	979,687	0.13(3)(5)	0.10(3)(5)	(0.06)(3)(5)	11
Nasdaq-100 Index Fund
05/31/19	13.97	0.12	0.26	0.38	(0.06)	(0.21)	(0.27)	14.08	2.76	499,269	0.54	0.53	0.85	6
05/31/20	14.08	0.08	4.72	4.80	(0.14)	(0.45)	(0.59)	18.29	34.71	622,519	0.53	0.53	0.49	8
05/31/21	18.29	0.06	7.74	7.80	(0.08)	(2.01)	(2.09)	24.00	43.47	833,580	0.51	0.51	0.25	8
05/31/22	24.00	0.06	(1.65)	(1.59)	(0.06)	(2.29)	(2.35)	20.06	(7.42)	743,801	0.50	0.50	0.22	9
05/31/23	20.06	0.09	2.10	2.19	(0.06)	(2.48)	(2.54)	19.71	13.13	770,660	0.52	0.49	0.46	7
11/30/23@	19.71	0.05	2.34	2.39	—	—	—	22.10	12.13	854,693	0.51(5)	0.45(5)	0.47(5)	13
Science & Technology Fund
05/31/19	31.14	(0.10)	0.94	0.84	—	(6.03)	(6.03)	25.95	3.04	1,392,834	0.98	0.98	(0.35)	89
05/31/20	25.95	0.05	7.31	7.36	—	(3.43)	(3.43)	29.88	30.60	1,623,083	0.97	0.97	0.19	98
05/31/21	29.88	(0.22)	14.40	14.18	(0.02)	(4.66)	(4.68)	39.38	48.22	3,107,205	0.97	0.97	(0.60)	88
05/31/22	39.38	(0.21)	(8.09)	(8.30)	—	(8.28)	(8.28)	22.80	(23.50)	2,108,867	0.95	0.94	(0.58)	68
05/31/23	22.80	(0.07)	2.12	2.05	—	(4.02)	(4.02)	20.83	11.91	2,166,131	0.97	0.93	(0.34)	85
11/30/23@	20.83	(0.05)	2.48	2.43	—	—	—	23.26	11.67	2,316,026	0.96(5)	0.92(5)	(0.49)(5)	22
Small Cap Growth Fund
08/31/18	16.98	(0.12)	7.14	7.02	—	(0.69)	(0.69)	23.31	41.51	215,384	1.22	1.16	(0.61)	63
08/31/19	23.31	(0.11)	(1.22)	(1.33)	—	(5.09)	(5.09)	16.89	(5.47)	192,341	1.23	1.16	(0.54)	60
08/31/20	16.89	(0.11)	6.21	6.10	—	(2.50)	(2.50)	20.49	38.49	210,497	1.24	1.14	(0.61)	48
05/31/21(4)	20.49	(0.13)	5.23	5.10	—	(2.74)	(2.74)	22.85	25.62	827,215	1.19(5)	1.11(5)	(0.84)(5)	40
05/31/22	22.85	(0.13)	(6.53)	(6.66)	—	(1.42)	(1.42)	14.77	(29.91)	499,878	0.92	0.88	(0.61)	34
05/31/23	14.77	(0.05)	(0.20)	(0.25)	—	(1.13)	(1.13)	13.39	(1.91)	540,916	0.94	0.89	(0.36)	41
11/30/23@	13.39	(0.02)	(0.24)	(0.26)	—	—	—	13.13	(1.94)	544,952	0.93(5)	0.90(5)	(0.32)(5)	24
Small Cap Index Fund
05/31/19	22.81	0.22	(2.25)	(2.03)	(0.24)	(1.78)	(2.02)	18.76	(9.23)	1,012,040	0.40	0.40	1.01	16
05/31/20	18.76	0.17	(0.99)	(0.82)	(0.32)	(2.54)	(2.86)	15.08	(3.87)	898,557	0.44	0.44	0.94	13
05/31/21	15.08	0.12	9.54	9.66	(0.19)	(1.07)	(1.26)	23.48	63.99	1,448,543	0.42	0.42	0.61	14
05/31/22	23.48	0.15	(4.01)	(3.86)	(0.15)	(2.06)	(2.21)	17.41	(17.14)	926,232	0.41	0.41	0.67	20
05/31/23	17.41	0.22	(0.85)	(0.63)	(0.24)	(3.72)	(3.96)	12.82	(5.10)	893,002	0.45	0.41	1.40	13
11/30/23@	12.82	0.09	0.43	0.52	—	—	—	13.34	4.06	927,006	0.44(5)	0.39(5)	1.40(5)	9
Small Cap Special Values Fund
05/31/19	13.84	0.12	(1.02)	(0.90)	(0.17)	(1.63)	(1.80)	11.14	(6.88)	223,576	0.87	0.87	0.91	33
05/31/20	11.14	0.12	(1.31)	(1.19)	(0.15)	(1.00)	(1.15)	8.80	(10.88)	177,110	0.88	0.88	1.10	37
05/31/21	8.80	0.07	5.81	5.88	(0.15)	(0.27)	(0.42)	14.26	66.92	279,760	0.89	0.89	0.58	37
05/31/22	14.26	0.09	(0.80)	(0.71)	(0.08)	(0.76)	(0.84)	12.71	(5.18)	236,013	0.87	0.87	0.64	20
05/31/23	12.71	0.17	(1.01)	(0.84)	(0.10)	(1.57)	(1.67)	10.20	(7.65)	188,747	0.89	0.89	1.48	14
11/30/23@	10.20	0.08	0.85	0.93	—	—	—	11.13	9.12	195,268	0.89(5)	0.89(5)	1.38(5)	8

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Does not include underlying fund expenses that the Fund bears indirectly.
(4)	The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.
(5)	Annualized
See Notes to Financial Statements

VALIC Company I
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
Small Cap Value Fund
08/31/18	$14.47	$ 0.15	$ 2.36	$ 2.51	$(0.13)	$(1.11)	$(1.24)	$15.74	17.40%	$ 534,548	1.03%	0.95%	0.96%	46%
08/31/19	15.74	0.15	(2.80)	(2.65)	(0.21)	(2.12)	(2.33)	10.76	(17.24)	316,042	1.06	0.95	1.07	55
08/31/20	10.76	0.10	(0.92)	(0.82)	(0.14)	(0.29)	(0.43)	9.51	(7.72)	302,120	1.09	0.99	0.97	69
05/31/21(3)	9.51	0.05	6.11	6.16	(0.10)	—	(0.10)	15.57	64.80	501,758	1.06(4)	1.01(4)	0.53(4)	55
05/31/22	15.57	0.12	(0.93)	(0.81)	(0.07)	(1.15)	(1.22)	13.54	(5.49)	523,983	0.79	0.77	0.78	67
05/31/23	13.54	0.17	(1.39)	(1.22)	(0.13)	(1.89)	(2.02)	10.30	(10.53)	433,476	0.81	0.77	1.33	90
11/30/23@	10.30	0.08	0.58	0.66	—	—	—	10.96	6.41	422,260	0.83(4)	0.79(4)	1.38(4)	62
Stock Index Fund
05/31/19	39.46	0.72	0.62	1.34	(0.64)	(0.92)	(1.56)	39.24	3.43	4,637,546	0.33	0.33	1.78	4
05/31/20	39.24	0.81	3.86	4.67	(0.87)	(2.77)	(3.64)	40.27	12.45	4,825,190	0.33	0.30	1.91	3
05/31/21	40.27	0.60	15.20	15.80	(0.83)	(2.58)	(3.41)	52.66	39.93	6,035,053	0.32	0.29	1.26	4
05/31/22	52.66	0.59	(0.72)	(0.13)	(0.64)	(4.40)	(5.04)	47.49	(0.54)	5,543,586	0.31	0.29	1.09	2
05/31/23	47.49	0.64	0.38	1.02	(0.62)	(3.35)	(3.97)	44.54	2.58	5,360,728	0.33	0.29	1.42	2
11/30/23@	44.54	0.32	4.10	4.42	—	—	—	48.96	9.92	5,755,812	0.32(4)	0.28(4)	1.37(4)	1
Systematic Core Fund
05/31/19	22.23	0.21	0.43	0.64	(0.21)	(2.31)	(2.52)	20.35	2.87	117,501	0.92	0.85	0.95	44
05/31/20	20.35	0.18	2.68	2.86	(0.24)	(2.40)	(2.64)	20.57	15.08	122,639	0.99	0.85	0.85	98
05/31/21	20.57	0.15	8.62	8.77	(0.17)	(2.56)	(2.73)	26.61	43.72	693,185	0.90	0.68	0.67	20
05/31/22	26.61	0.20	(1.07)	(0.87)	(0.06)	(0.13)	(0.19)	25.55	(3.30)	596,130	0.85	0.63	0.71	15
05/31/23	25.55	0.27	(0.12)	0.15	(0.24)	(1.12)	(1.36)	24.34	0.73	531,131	0.86	0.64	1.10	14
11/30/23@	24.34	0.13	2.29	2.42	—	—	—	26.76	9.94	550,384	0.86(4)	0.64(4)	0.98(4)	6
Systematic Growth Fund
05/31/19	20.84	(0.01)	0.86	0.85	—	(2.51)	(2.51)	19.18	4.22	781,236	0.82	0.82	(0.03)	30
05/31/20	19.18	(0.05)	3.93	3.88	—	(2.26)	(2.26)	20.80	21.77	831,006	0.83	0.83	(0.24)	27
05/31/21	20.80	(0.11)	6.96	6.85	—	(2.48)	(2.48)	25.17	33.74	1,001,518	0.82	0.82	(0.45)	28
05/31/22	25.17	(0.11)	(4.98)	(5.09)	—	(3.63)	(3.63)	16.45	(21.75)	711,659	0.82	0.79	(0.44)	25
05/31/23	16.45	(0.02)	0.52	0.50	—	(2.78)	(2.78)	14.17	5.27	773,275	0.85	0.83	(0.16)	88
11/30/23@	14.17	0.01	1.82	1.83	—	—	—	16.00	12.91	865,675	0.82(4)	0.65(4)	0.15(4)	38
Systematic Value Fund
05/31/19	15.91	0.34	(0.61)	(0.27)	(0.22)	(1.49)	(1.71)	13.93	(1.84)	51,212	0.93	0.85	2.14	28
05/31/20	13.93	0.23	(0.52)	(0.29)	(0.39)	(1.46)	(1.85)	11.79	(2.34)	44,233	1.16	0.80	1.64	265
05/31/21	11.79	0.14	3.94	4.08	(0.24)	(2.51)	(2.75)	13.12	36.90	563,185	0.87	0.57	1.39	197
05/31/22	13.12	0.21	0.24	0.45	(0.04)	(0.52)	(0.56)	13.01	3.54	486,821	0.78	0.48	1.54	32
05/31/23	13.01	0.23	(0.70)	(0.47)	(0.27)	(0.68)	(0.95)	11.59	(3.89)	401,755	0.79	0.49	1.83	64
11/30/23@	11.59	0.12	0.76	0.88	—	—	—	12.47	7.59	427,861	0.79(4)	0.49(4)	1.93(4)	55
U.S. Socially Responsible Fund
08/31/18	20.15	0.30	3.39	3.69	(0.35)	(0.40)	(0.75)	23.09	18.49	789,118	0.61	0.56	1.37	5
08/31/19	23.09	0.27	0.72	0.99	(0.34)	(1.71)	(2.05)	22.03	4.46	719,784	0.61	0.56	1.22	36
08/31/20	22.03	0.26	3.15	3.41	(0.33)	(4.20)	(4.53)	20.91	17.06	745,440	0.61	0.60	1.20	14
05/31/21(3)	20.91	0.13	4.74	4.87	(0.25)	(0.68)	(0.93)	24.85	23.38	829,253	0.60(4)	0.60(4)	0.77(4)	18
05/31/22	24.85	0.26	(0.91)	(0.65)	(0.17)	(3.39)	(3.56)	20.64	(2.90)	733,505	0.35	0.35	1.06	23
05/31/23	20.64	0.28	(0.15)	0.13	(0.27)	(3.75)	(4.02)	16.75	1.06	685,339	0.36	0.36	1.46	26
11/30/23@	16.75	0.12	1.58	1.70	—	—	—	18.45	10.15	726,934	0.36(4)	0.36(4)	1.31(4)	15

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.
(4)	Annualized
See Notes to Financial Statements

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited)

VALIC COMPANY I ANNUAL APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting held on August 1-2, 2023, the Board of Directors (the “Board”), including the Directors that are not interested persons of VALIC Company I (“VC I”), as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved with respect to certain series of VC I (each a “Fund,” and collectively, the “Funds”) the Investment Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”) and VC I (the “Advisory Agreement”) and the Investment Sub-Advisory Agreements between VALIC and each of the following sub-advisers of VC I (collectively, the “Sub-advisory Agreements,” and together with the Advisory Agreement, the “Advisory Contracts”): AllianceBernstein, L.P. (“AB”), Allspring Global Investments, LLC (“Allspring”), BlackRock Investment Management, LLC (“BlackRock”), Brandywine Global Investment Management, LLC (“Brandywine”), Boston Partners Global Investors, Inc. (“Boston Partners”), ClearBridge Investments, LLC (“ClearBridge”), Columbia Management Investment Advisers, LLC (“Columbia”), Delaware Investments Fund Advisers (“DIFA”), Franklin Advisers, Inc. (“Franklin”), Goldman Sachs Asset Management, L.P. (“GSAM”), Janus Henderson Investors U.S. LLC (“Janus”), J.P. Morgan Investment Management Inc. (“JPMIM”), Macquarie Investment Management Global Limited (“MMGL”), Massachusetts Financial Services Company (“MFS”), Morgan Stanley Investment Management Inc. (“MSIM”), Morgan Stanley Investment Management Company (“MSIM Co.”), PineBridge Investments, LLC (“PineBridge”), SunAmerica Asset Management, LLC (“SunAmerica”), T. Rowe Price Associates, Inc. (“T. Rowe”), T. Rowe Price Investment Management, Inc. (“TRPIM”), Voya Investment Management Co. LLC (“Voya”) and Wellington Management Company LLP (“Wellington”) (each a “Sub-adviser,” and collectively, the “Sub-advisers”). Prior to the August 1-2, 2023 meeting at which the Advisory Contracts were approved, the Board also discussed and considered information regarding the proposed continuation of the Advisory Contracts at a meeting held on July 10-11, 2023.

In connection with the approval of the Advisory Contracts, the Board received materials relating to certain factors the Board considered in determining to renew such Advisory Contracts. Those factors included: (1) the nature, extent and quality of services provided by VALIC and the Sub-advisers; (2) the advisory fee and sub-advisory fees charged in connection with VALIC’s and the Sub-advisers’ management of each Fund, compared to advisory fee rates and sub-advisory fee rates of a group of funds with similar investment objectives (respectively, the “Expense Group/Universe” and the “Sub-advisory Expense Group/Universe”), as selected by an independent third-party provider of investment company data; (3) the investment performance of the Funds compared to performance of comparable funds as selected by an independent third-party provider of mutual fund data (“Performance Group/Universe”) and against each Fund’s benchmarks; (4) the costs of services and the benefits potentially derived by VALIC and the Sub-advisers and their respective affiliates; (5) a comparison of advisory fee schedules and performance with respect to other mutual funds and accounts with similar investment strategies and/or objectives to the Funds, as applicable, and which are advised or managed by VALIC or SunAmerica, an affiliated Sub-adviser; (6) whether the Funds will benefit from possible economies of scale from engaging VALIC and the Sub-advisers; (7) the profitability of VALIC, the Sub-advisers and their respective affiliates, including amounts retained by VALIC after payment of sub-advisory fees; (8) the terms of the Advisory Contracts; (9) information regarding VALIC’s and the Sub-advisers’ compliance and regulatory history; and (10) information about the services VALIC provides in connection with the oversight of the Sub-advisers.

The Independent Directors were separately represented by counsel that is independent of VALIC and the Sub-advisers in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Directors in an executive session at a meeting held on July 10-11, 2023, and executive sessions held during the August 2023 meeting during which such independent counsel provided guidance to the Independent Directors. Following the July 10-11, 2023 meeting, the Independent Directors submitted questions and requests for additional information to management and considered management’s responses thereto at the August 2023 meeting. The continuation of all Advisory Contracts was approved at the August 2023 meeting for a one-year term beginning September 1, 2022 and ending August 31, 2023.

Annual Renewal of the Advisory Contracts

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Funds by VALIC and the Sub-advisers. The Board reviewed information provided by VALIC relating to its operations and personnel. The Board also took into account its knowledge of VALIC’s management and the quality of the performance of VALIC’s duties, through Board meetings, discussions and reports during the preceding year and through VALIC’s long history of service to VC I. The Board considered that VALIC is responsible for the management of the day-to-day operations of VC I, including but not limited to, general supervision of and coordination of the services provided by the Sub-advisers, and is also responsible for monitoring and reviewing the activities of the Sub-advisers and other third-party service providers. The Board also noted that VALIC’s and the Sub-advisers’ management of VC I is subject to the oversight of the Board and must be made in accordance with the investment objectives, policies and restrictions set forth in VC I’s prospectus and statement of additional information. The Board noted that VALIC monitors the performance of the Funds and from time-to-time recommends sub-adviser changes and/or other changes intended to improve the performance of the Funds.

The Board noted that VALIC personnel meet on a regular basis to discuss the performance of VC I, as well as the positioning of the insurance products, employer-sponsored retirement plans and the Funds generally vis-à-vis competitors. The Board also considered VALIC’s financial condition and whether it had the financial wherewithal to provide the services under the Advisory Agreement with respect to each Fund. The Board also considered VALIC’s risk management processes. The Board further considered the significant risks assumed by VALIC in connection with the services provided to the Funds, including entrepreneurial risk in sponsoring new Funds and ongoing risks such as operational, reputational, liquidity, litigation, regulatory and compliance risks with respect to all Funds.

With respect to the services provided by the Sub-advisers, the Board considered information provided to them regarding the services provided by each sub-adviser, including information presented throughout the previous year. The Board noted that each sub-adviser (i) determines the securities to be purchased or sold on behalf of the Fund(s) it manages as may be necessary in connection therewith; (ii) provides VALIC with records concerning its activities, which VALIC or the Funds are required to maintain; and (iii) renders regular reports to VALIC and to officers and Board concerning its discharge of the foregoing responsibilities. The Board reviewed each sub-adviser’s history and investment experience as well as information regarding the qualifications, background and responsibilities of the sub-adviser’s investment, compliance and other personnel who provide services to the Funds. The Board also took into account the financial condition of each sub-adviser. The Board also considered each sub-adviser’s brokerage practices and risk management processes.

269

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

The Board reviewed VALIC’s and SunAmerica’s compliance program and personnel. The Board noted that SunAmerica is an affiliated company of VALIC and serves as the administrator to the Funds, as well as sub-advises certain Funds. The Board also considered VALIC’s and each sub-adviser’s regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation.

The Board concluded that the scope and quality of the advisory services provided by VALIC and the Sub-advisers were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Funds.

Fees and Expenses; Investment Performance. The Board received and reviewed information regarding each Fund’s total expenses, advisory and sub-advisory fees, and other expenses compared against the expenses and fees of the funds in its Expense Group, Expense Universe and Sub-advisory Expense Universe and, in some cases as noted below, the Sub-advisory Expense Group. The Board noted that VALIC negotiates the sub-advisory fees with each of the unaffiliated Sub-advisers at arms-length. The Board also considered that the sub-advisory fees are paid by VALIC out of its advisory fees it receives from the Funds and is not paid by the Funds, and that sub-advisory fees may vary widely within the Sub-advisory Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board noted the affiliation of SunAmerica with VALIC, noting any potential conflicts of interest. The Board also noted that VALIC annually waives a portion of its advisory fee and/or reimburses the expenses of certain of the Funds.

The Sub-advisers provided, and the Board also considered, expense information of comparable accounts managed by the Sub-advisers, as applicable, which accounts may include one or more of the following types of accounts: retail mutual funds, mutual funds sold through variable annuity and variable insurance products, and other institutional-type accounts.

The total expense information, advisory fee information, and sub-advisory fee information considered by the Board, among other fee and expense data, is summarized below. Expense ratio data included in the independent third-party report was based on unaudited data from the semi-annual report dated November 30, 2022.

The Board also received and reviewed information prepared by management and by an independent third-party regarding each Fund’s investment performance compared against its benchmark and Performance Group/Universe. The Board noted that performance information provided by the independent third-party was for the period ended April 30, 2023, and that benchmark information provided by management was through the period ended May 31, 2023, and that the Fund’s performance compared to the benchmark was done on a gross basis. The Board noted that it regularly reviews the performance of the Funds throughout the year. The Board further noted that, although it monitors the Funds’ performance closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years. The Board considered the following expense and performance information in its evaluation of each Fund:

•	Aggressive Growth Lifestyle Fund (J.P. Morgan Investment Management Inc. (“JPMIM”)). The Fund’s actual management fees were below the median of the Expense Group and below the median of the Expense Universe. The Fund’s total net expenses were equal to the median of the Expense Group and below the median of the Expense Universe. The Fund’s actual sub-advisory fees were above the median of the Sub-advisory Expense Universe. The Board also noted the limited size of the Sub-advisory Expense Universe., The Board took into account management’s discussion of the Fund’s expenses, including actions taken to reduce the Fund’s expenses through advisory fee waivers.

The Fund outperformed the Lipper peer index and medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its blended benchmark for the one- and five-year periods and outperformed for the three-year period. The Board also noted that JPMIM took over sub-advisory duties for the Fund, effective September 28, 2022, and as a result, the Fund’s performance prior to that date reflects that of the prior sub-adviser.

•	Asset Allocation Fund (JPMIM). The Fund’s actual management fees were below the medians of the Expense Group/Universe. The Fund’s total net expenses were below the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were below the medians of the Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses, including actions taken to reduce the Fund’s expenses through advisory fee waivers.

The Fund outperformed the Lipper peer index for the one-, three- and five-year periods. The Fund outperformed the medians of its Performance Group/Universe for the one- and three-year periods and underperformed for the five-year period. The Fund outperformed its blended benchmark for the one- and three-year periods and underperformed for the five-year period. The Board also noted that JPMIM took over sub-advisory duties for the Fund effective January 8, 2021, and as a result, the Fund’s performance prior to that date reflects that of the prior sub-adviser.

•	Capital Appreciation Fund (Columbia Management Investment Advisers, LLC (“Columbia”)). The Fund’s actual management fee was below the medians of its Expense Group/Universe. The Fund’s total net expenses were equal to the median of its Expense Group and above the median of its Expense Universe. The Fund’s actual sub-advisory fees were below the medians of its Sub-advisory Expense Group/Universe.

The Fund outperformed its Lipper peer index and medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods.

•	Conservative Growth Lifestyle Fund (JPMIM). The Fund’s actual management fees were below the medians of the Expense Group/Universe. The Fund’s total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were above the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through advisory fee waivers.

The Fund outperformed the Lipper peer index and median of its Performance Universe for the one-, three- and five-year periods. The Fund underperformed the median of its Performance Group for the one-year period and outperformed for the three- and five-year periods. The Fund underperformed its blended benchmark for the one- and five-year periods and outperformed for the three-year period. The Board also noted that JPMIM took over sub-advisory duties for the Fund, effective September 28, 2022, and as a result, the Fund’s performance prior to that date reflects that of the prior sub-adviser.

270

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

•	Core Bond Fund (PineBridge Investments (“PineBridge”)). The Fund’s actual management fees, total expenses and actual sub-advisory fees were above the medians of its Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses.

The Fund underperformed its Lipper peer index for the one- and three-year periods and outperformed for the five-year period. The Fund underperformed the median of its Performance Group for the one-, three- and five-year periods. The Fund underperformed the median of its Performance Universe for the one-year period and outperformed for the three- and five-year periods. The Fund underperformed its benchmark for the one-year period and outperformed for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•	Dividend Value Fund (BlackRock Investment Management, LLC (“BIM”) and ClearBridge Investments, LLC (“ClearBridge”)). The Fund’s actual management fees were above the medians of its Expense Group/Universe. The Fund’s total expenses were above the median of the Expense Group and below the median of the Expense Universe. The Fund’s actual sub-advisory fees were above the median of the Sub-advisory Expense Group and equal to the median of its Expense Universe. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through advisory fee waivers.

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-year period and underperformed for the three- and five-year periods. The Fund outperformed its benchmark for the one- three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance. The Board also noted that ClearBridge had assumed sub-advisory duties for a sleeve of the Fund effective July 7, 2021, and as a result, the Fund’s performance prior to that date reflects that of the prior sub-adviser.

•	Dynamic Allocation Fund (AllianceBernstein L.P (“AllianceBernstein”)/SunAmerica Asset Management, LLC (“SunAmerica”)). The Fund’s actual management fees were above the medians of the Expense Group/Universe. The Fund’s total net expenses were equal to the median of its Expense Group and above the median of its Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2024.

The Fund underperformed its Lipper peer index and the median of its Performance Universe for the one- and three-year periods and outperformed for the five-year period. The Fund underperformed the median of its Performance Group for the one-year period, performed equal to the median for the three-year period and outperformed for the five-year period. The Fund underperformed its blended benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•	Emerging Economies Fund (JPMIM). The Fund’s actual management fees, actual sub-advisory fees and total net expenses were below the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable.

The Fund underperformed its Lipper peer index and the median of its Performance Universe for the one-, three- and five-year periods. The Fund underperformed the median of its Performance Group for the one- and five-year periods and outperformed for the three-year period. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

Global Real Estate Fund (Duff & Phelps Investment Management Co. (“Duff & Phelps)/Massachusetts Financial Services Company (“MFS”)). The Fund’s actual management fees were above the medians of the Expense Group/Universe. The Fund’s total net expenses were equal to the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were above the medians of the Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund underperformed its Lipper peer index for the one-, three- and five-year period. The Fund outperformed the medians of its Performance Group/Universe for the one-year period and underperformed for the three- and five-year periods. The Fund underperformed its benchmark for the one- and three-year periods and outperformed for the five-year period. The Board took into account management’s discussion of the Fund’s performance. The Board also noted that Duff & Phelps and MFS took over sub-advisory duties for the Fund, effective May 1, 2023, and as a result, the Fund’s performance prior to that date reflects that of the prior sub-advisers.

•	Global Strategy Fund (Franklin Advisers, Inc. (“Franklin”)/Brandywine Global Investment Management, LLC (“Brandywine”)). The Fund’s actual management fees were above the median of the Expense Group and below the median of the Expense Universe. The Fund’s total net expenses were equal to the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were below the medians of the Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses, including a reduction in the sub-advisory fee in 2021 and actions to reduce the Fund’s expenses through advisory fee waivers.

The Fund underperformed its Lipper peer index for the one-, three- and five-year periods. The Fund outperformed the medians of its Performance Group/Universe for the one-year period and underperformed for the three- and five-year periods. The Fund underperformed its blended benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance. The Board also noted Brandywine was added as a sub-subadviser to a sleeve of the Fund effective December 7, 2021.

•	Government Securities Fund (JPMIM). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted the limited size of the Sub-advisory Expense Universe.

The Fund outperformed the median of its Performance Group/Universe for the one- and five-year periods and underperformed for the three-year period. The Fund outperformed its benchmark for the one-, three- and five-year periods. Lipper peer index was not available for the Fund. The Board took into account management’s discussion of the Fund’s performance.

271

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

•	Growth Fund (BlackRock/SunAmerica). The Fund’s actual management fees and actual sub-advisory fees were below the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Fund’s total net expenses were equal to the median of the Expense Group and below the median of the Expense Universe. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through advisory fee waivers.

The Fund outperformed its Lipper peer index for the one-, three- and five-year periods. The Fund performed outperformed the median of its Performance Group for the one-year period and performed equal to the median for the three- and five-year periods. The Fund outperformed the median of the Performance Universe for the one-year period and underperformed for the three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•	High Yield Bond Fund (Wellington Management Company LLP (“Wellington”)). The Fund’s actual management fees and actual sub-advisory fees were above the medians of the Expense Group and Sub-advisory Expense Group/Universe, as applicable. The Fund’s total net expenses were above the median of the Expense Group and equal to the median of the Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2024.

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•	Inflation Protected Fund (Wellington). The Fund’s actual management fees were equal to the medians of the Expense Group/Universe. The Fund’s total net expenses were above the median of the Expense Group and equal to the median of the Expense Universe. The Fund’s actual sub-advisory fees were equal to the median of its Sub-advisory Expense Group and below the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers.

The Fund outperformed its Lipper peer index and the median of its Performance Universe for the one-, three- and five-year periods. The Fund outperformed the median of its Performance Group for the one- and three-year periods and underperformed for the five-year period. The Fund outperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance. The Board also noted that Wellington assumed sub-advisory duties of the Fund effective September 28, 2020, and as a result, the Fund’s performance prior to that date reflects that of the prior sub-adviser.

•	International Equities Index Fund (SunAmerica). The Fund’s actual management fee and actual sub-advisory fees were above the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Fund’s total net expenses were above the median of the Expense Group and equal to the median of the Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance, including that the Fund seeks to track the performance of a designated index

•	International Government Bond Fund (PineBridge). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were below the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable.

The Fund underperformed its Lipper peer index and the median of its Performance Group for the one-, three- and five-year periods. The Fund underperformed the median of its Performance Universe for the one- and five-year periods and outperformed the median of its Performance Universe for the three-year period. The Fund outperformed its blended benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•	International Growth Fund (Morgan Stanley Investment Management Inc. (“MSIM”)/Morgan Stanley Investment Management Company (“MSIM Co.”)). The Fund’s actual management fees were equal to the median of the Expense Group and above the median of the Expense Universe. The Fund’s total net expenses were equal to the median of the Expense Group and below the median of the Expense Universe. The Fund’s actual sub-advisory fees were below the median of the Sub-advisory Expense Group and equal to the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers.

The Fund outperformed its Lipper peer index for the one- and five-year periods and underperformed for the three-year period. The Fund outperformed the median of its Performance Group for the one- and five-year periods and performed equal to the median of its Performance Group for the three-year period. The Fund outperformed the median of its Performance Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance. The Board noted that MSIM Co. had been added as the Fund’s sub-subadviser effective April 30, 2021.

•	International Opportunities Fund (MFS/Delaware Investments Fund Advisers (“Delaware”)/Macquarie Investment Management Global Limited (“MMGL”)). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were equal to the medians of the Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers.

The Fund underperformed the medians of its Performance Group/Universe for the one-, three- and five-year periods. Lipper peer index was not available for the Fund. The Fund underperformed its benchmark for the one-, three-year and five-year periods. The Board took into account management’s discussion of the Fund’s performance. The Board also noted that Wellington and Invesco Advisers, Inc. had recently been approved to take over sub-advisory duties of the Fund effective September 28, 2023 from Delaware and MMGL.

272

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

•	International Socially Responsible Fund (SunAmerica). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were below the medians of the Expense Group/Universe and Sub-advisory Expense Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses, including the Board’s approval of a new advisory fee waiver agreement for the Fund.

The Fund outperformed its Lipper peer index for the one-, three- and five-year periods. The Fund performed equal to the median of its Performance Group for the one- and three-year periods and outperformed for the five-year period. The Fund outperformed the median of its Performance Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-, three- and five-year period. The Board took into account management’s discussion of the Fund’s performance.

•	International Value Fund (Allspring Global Investments, LLC (“Allspring”)). The Fund’s actual management fees and total net expenses were below the medians of the Expense Group/Universe. The actual sub-advisory fees were above the median of the Sub-advisory Expense Group and equal to the median of the Sub-Advisory Expense Universe. The Board also noted the limited size of the Sub-advisory Expense Group. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers.

The Fund underperformed the medians of its Performance Group/Universe for the one-, three- and five-year periods. Lipper peer index was not available for the Fund. The Fund outperformed its benchmark for the one- and three-year periods and underperformed for the five-year period. The Board took into account management’s discussion of the Fund’s performance.

•	Large Capital Growth Fund (MFS). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and the Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses.

The Fund outperformed its Lipper peer index and the median of its Performance Universe for the one-, three- and five-year periods. The Fund performed equal to the median of its Performance Group for the one-year period, underperformed for the three-year period and outperformed for the five-year period. The Fund underperformed its benchmark for the one- and three-year periods and outperformed for the five-year period. The Board took into account management’s discussion of the Fund’s performance.

•	Mid Cap Index Fund (SunAmerica). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were above the median of the Sub-advisory Expense Group and equal to the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund underperformed the median of its Performance Group for the one-, three- and five-year periods. The Fund outperformed the median of its Performance Universe for the one-, three- and five-year periods. Lipper peer index was not available for the Fund. The Fund underperformed its benchmark for the one- and five-year periods and outperformed for the three-year period. The Board took into account management’s discussion of the Fund’s performance, including that the Fund seeks to track the performance of a designated index.

•	Mid Cap Strategic Growth Fund (Voya Investment Management Co. LLC (“Voya”)/Janus Henderson Investors U.S. LLC (“Janus”)). The Fund’s actual management fees and total net expenses were below the medians of the Expense Group/Universe. The actual sub-advisory fees were below the median of the Sub-advisory Expense Group and above the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund outperformed its Lipper peer index and the median of its Performance Universe for the one-, three- and five-year periods. The Fund performed equal to the median of its Performance Group for the one-year period and outperformed for the three- and five-year periods. The Fund underperformed its benchmark for the one-year period and outperformed for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance. The Board also noted that Voya had taken over sub-advisory duties for a portion of the Fund from a prior sub-adviser as of July 25, 2022.

•	Mid Cap Value Fund (Wellington/Boston Partners Global Investors, Inc. Boston Partners”)). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable.

The Fund outperformed its Lipper peer index for the one- and three-year periods and underperformed for the five-year period. The Fund outperformed the median of its Performance Group for the one-year period, underperformed for the three-year period and performed equal to the median for the five-year period. The Fund outperformed the median of its Performance Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•	Moderate Growth Lifestyle Fund (JPMIM). The Fund’s actual management fees and total net expenses were above the medians of its Expense Group and below the medians of its Expense Universe. The Fund’s actual sub-advisory fees were above the median of the Sub-advisory Expense Universe. The Board also noted the limited size of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers.

The Fund outperformed the Lipper peer index and medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its blended benchmark for the one- and five-year periods and outperformed for the three-year period. The Board also noted that JPMIM took over sub-advisory duties for the Fund, effective September 28, 2022, and as a result, the Fund’s performance prior to that date reflects that of the prior sub-adviser.

•	Nasdaq-100® Index Fund (SunAmerica). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses, including the Board’s approval of a new advisory fee waiver agreement for the Fund.

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The Fund outperformed its Lipper peer index and the median of its Performance Universe for the one-, three- and five-year periods. The Fund underperformed the median of its Performance Group for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance, including that the Fund seeks to track the performance of a designated index.

•	Science & Technology Fund (T. Rowe/Voya/Wellington). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and Sub-advisory Expense Universe, as applicable. The Board also noted the limited size of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers.

The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance, including the fact that the Fund was involved in a reorganization in 2021. The Board also noted that Voya had taken over sub-advisory duties for a portion of the Fund from a prior sub-adviser as of July 25, 2022.

•	Small Cap Growth Fund (JPMIM/T. Rowe Price Associates, Inc. (“T. Rowe”)/T. Rowe Price Investment Management, Inc. (“TRPIM”)). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers.

The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one- and three-year periods and outperformed for the five-year period. The Board took into account management’s discussion of the Fund’s performance, including the fact that the Fund was involved in a reorganization in 2021.

•	Small Cap Index Fund (SunAmerica). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were below the medians of the Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers.

The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-year period and outperformed for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance, including that the Fund seeks to track the performance of a designated index.

•	Small Cap Special Values Fund (Allspring Global Investments (“Allspring”)). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and the Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses.

The Fund outperformed its Lipper peer index for the one-, three- and five-year periods. The Fund underperformed the median of its Performance Group for the one- and three-year periods and outperformed for the five-year period. The Fund underperformed the median of its Performance Universe for the one-year period and outperformed for the three- and five-year periods. The Fund outperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•	Small Cap Value Fund (JPMIM). The Fund’s actual management fees and total net expenses were below the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were equal to the median of its Sub-advisory Expense Group and below the median of its Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that management would be extending the contractual limitation on total expenses through September 30, 2024.

The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one- and five-year periods and outperformed for the three-year period. The Fund outperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•	Stock Index Fund (SunAmerica). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were below the median of the Sub-advisory Expense Group and above the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses, including the Board’s approval of a new advisory fee waiver agreement for the Fund. The Board also noted that management would be extending the contractual limitation on total expenses through September 30, 2024.

The Fund outperformed its Lipper peer index for the one-, three- and five-year periods. The Fund underperformed the median of its Performance Group for the one-, three- and five-year periods. The Fund underperformed the median of its Performance Universe for the one-year period and performed equal to the median for the three- and five-year periods. The Fund underperformed its benchmark for the one-year period and outperformed for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance, including that the Fund seeks to track the performance of a designated index.

•	Systematic Core Fund (Goldman Sachs Asset Management, L.P. (“GSAM”)). The Fund’s actual management fees were below the median of the Expense Group and above the median of the Expense Universe. The Fund’s actual total expenses were below the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were below the medians of the Sub-advisory Expense Group/Universe. The Board noted the limited size of the Sub-advisory Expense Group. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers.

The Fund underperformed its Lipper peer index for the one-and three-year periods and outperformed for the five-year period. The Fund underperformed the medians of its Performance Group/Universe for the one-year period and outperformed for the three-and five-year periods. The Fund underperformed its benchmark for the one-year

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period and outperformed for the three-and five-year periods. The Board took into account management’s discussion of the Fund’s performance. The Board also noted that GSAM assumed sub-advisory duties of the Fund effective April 27, 2020, replacing the former sub-adviser, and that the Fund changed its strategy at that time.

•	Systematic Growth Fund (GSAM and Wellington). The Fund’s actual management fees, total net expenses, and actual sub-advisory fees were below the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers.

The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance. The Board also noted that GSAM and Wellington assumed sub-advisory duties of the Fund effective May 1, 2023, replacing the former sub-adviser, and that the Fund changed its strategy at that time.

•	Systematic Value Fund (Wellington). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were below the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers.

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-year period and underperformed for the three- and five-year periods. The Fund outperformed its benchmark for the one-year period and underperformed for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•	U.S. Socially Responsible Fund (SunAmerica). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were below the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses.

The Fund outperformed its Lipper peer index and the median of its Performance Universe for the one- and five-year periods and underperformed for the three-year period. The Fund performed equal to the median of its Performance Group for the one- and five-year periods and underperformed for the three-year period. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

The Board considered management’s discussion of each Fund’s expenses and performance and concluded that each Fund’s overall performance was satisfactory in light of the circumstances or was being appropriately addressed by management. The Board concluded that the advisory fee and sub-advisory fee for each Fund are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Cost of Services and Indirect Benefits/Profitability. The Board was provided information related to the cost of services and profits realized in connection with the Advisory Agreements. The Board considered the costs that are borne by the Funds. For its services, VALIC receives a fee, payable monthly from each Fund in an amount that is calculated as a percentage of the average monthly net assets of the respective Fund.

The Board was previously apprised that VALIC generally reviews a number of factors in determining appropriate sub-advisory fee levels. Such factors may include a review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) analysis of the strategies managed by the Sub-advisers; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

The Board considered that VALIC, or its affiliates, receives benefits in addition to the advisory fee to be paid by the Funds, which include transfer agency fees, administrative services fees, and sub-advisory fees. The Board also considered that the transfer agency fees are paid by the Funds for the provision of recordkeeping and shareholder services to contract owners and participants. The transfer agency services are provided for a flat fee based on the estimated cost of providing such services, and the payment for such services is allocated to each Fund based on the number of accounts serviced. The Board also considered that the Funds pay SunAmerica, an affiliate of VALIC, an annual fee based on each Fund’s average daily net assets, for the provision of certain accounting and administrative services. Out of the fee SunAmerica receives from the Funds, SunAmerica compensates VALIC for certain administrative services, and the Funds’ custodian, State Street for calculation of the daily net asset value. The Board also noted that SunAmerica receives sub-advisory fees for those Funds for which it serves as sub-adviser.

The Board also considered that VALIC may exclude from its taxable income a portion of the ordinary dividends paid by underlying U.S. equities in the Funds to the same extent the Funds receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Board noted that VALIC may receive foreign tax credits with respect to certain foreign securities held or to be held in certain Funds that benefit VALIC. The Board noted that these benefits can be material. The Board also noted that VALIC and its affiliates may receive revenue sharing payments from certain Sub-advisers to the Funds in connection with certain administrative, marketing and other servicing activities, which payments help offset costs for education, marketing activities and training to support sales of the Funds, including sales through variable annuity contracts and variable life insurance policies (“Variable Contracts”) issued by VALIC, as well as occasional gifts, entertainment or other compensation as incentives. The Board further noted that VALIC, as adviser to the Funds, also makes certain payments to its affiliated life insurers (collectively, the “Life Companies”) for certain administrative services rendered to the Variable Contract owners/policyholders who allocate all or a portion of their purchase payments to one or more of the Funds. In addition, the Board considered that, because shares of the Funds are offered as investment options through Variable Contracts issued by VALIC and the Life Companies, the investment objectives, strategies and performance of the Funds may positively or negatively impact a Life Company’s ability to hedge and the related hedging costs associated with guarantees that the Life Company may provide as the issuer of the Variable Contracts.

In considering the profitability to VALIC and its affiliates in connection with their relationship with the Funds, the Board reviewed information provided by VALIC setting forth the revenues and other benefits, both direct and indirect, received by VALIC and its affiliates attributable to managing each Fund, the cost of providing such services and the resulting profitability to VALIC and its affiliates from these relationships. The Board also reviewed VALIC’s profitability on a Fund-by-Fund basis, as well as an Investment Management Profitability Analysis prepared by an independent information service, Broadridge, noting that VALIC’s profitability was generally in the range of the profitability of

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companies contained in the report. The Board received and reviewed information prepared by VALIC that reflects an allocation of costs that result in a reasonable determination of profitability of VALIC and its affiliates, as adviser, as transfer agent and/or as shareholder servicing agent, as applicable. The Board further considered the amount of sub-advisory fees paid out by VALIC and the amount of the advisory fees that it retained and determined that these amounts were reasonable in light of the services performed by VALIC and the Sub-advisers, respectively. In addition, the Board considered the profitability of SunAmerica in its role as the administrator of the Funds and as sub-adviser to certain Funds. The Board concluded that the profitability to VALIC and its affiliates from their relationship with the Funds was reasonable.

In considering the profitability to the Sub-advisers in connection with their relationship to the Funds, the Board noted that the fees under the Sub-Advisory Agreements are paid by VALIC out of the advisory fees that VALIC receives under the Advisory Agreement. With respect to the unaffiliated Sub-advisers, the Board also relied on the ability of VALIC to negotiate the Sub-Advisory Agreements and the fees thereunder at arm’s length.

For each of the above reasons, the Board determined that the profitability to the Sub-advisers from their relationship with the Funds was not a material factor in their deliberations with respect to consideration of approval of the Investment Sub-Advisory Agreements.

Economies of Scale. The Board noted that the advisory fee rate and sub-advisory fee rates payable to VALIC and each of the Sub-advisers with respect to most of the Funds contain breakpoints, which allow the Funds to participate in any economies of scale. The Board also took into account management’s discussion of the Funds’ advisory fee and sub-advisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also considered the effect of each Fund’s growth and size on its performance and fees, noting that if the Funds’ assets increase over time, the Funds may realize other economies of scale if assets increase proportionally more than expenses. The Board further noted that VALIC has agreed to cap the total annual operating expenses of certain Funds. The Board also observed that expense caps and fee waivers benefitted shareholders by limiting total fees even in the absence of breakpoints. The Board concluded that no changes to the advisory fee structure of the Funds were necessary.

For similar reasons as stated above with respect to the Sub-advisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Sub-advisers’ management of the Funds are not a material factor to the approval of the Sub-Advisory Agreements, although it was noted that most of the Funds have breakpoints at the sub-advisory fee level.

Terms of the Advisory Contracts. The Board reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken. The Board also reviewed the terms of payment for services rendered by VALIC and the Sub-advisers and noted that VALIC would compensate the Sub-advisers out of the advisory fees it receives from the Funds. The Board noted that the Sub-Advisory Agreements provide that each Sub-adviser will pay all of its own expenses in connection with the performance of their respective duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the termination and liability provisions of the Advisory Contracts and other terms contained therein. The Board concluded that the terms of each of the Advisory Contracts were reasonable.

Compliance. The Board reviewed VALIC’s and the Sub-advisers’ compliance personnel and regulatory history, including information whether they were currently involved in any regulatory actions or investigations. In addition, the Board reviewed information concerning each entity’s compliance staff that would be responsible for providing compliance functions on behalf of the Funds and concluded that there was no information provided that would have a material adverse effect on their abilities to provide services to the Funds.

Conclusions. In reaching its decision to approve the Advisory Contracts, the Board did not identify any single factor as being controlling but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that VALIC and each sub-adviser possess the capability and resources to perform the duties required of them under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Contracts are reasonable, fair and in the best interests of each of the Funds and its respective shareholders, and (2) the fee rates payable under the Advisory Contracts are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

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APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

VALIC COMPANY I INTERNATIONAL OPPORTUNITIES FUND (the “FUND”)

Approval of Sub-Advisory Agreements

At a meeting held on July 10-11, 2023 (the “Meeting”), the Board of Directors (the “Board”) of VALIC Company I (“VC I”), including the Directors that are not interested persons of VC I, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved a new investment sub-advisory agreement between Variable Annuity Life Insurance Company (“VALIC”) and Invesco Advisers, Inc. (“Invesco”), with respect to the Fund (the “Invesco Sub-advisory Agreement”) and approved a new investment sub-advisory agreement between VALIC and Wellington Management Company LLP (“Wellington”), with respect to the Fund (the “Wellington Sub-advisory Agreement”). The Board also approved a sub-advisory agreement between VALIC and each of Invesco and Wellington to take effect upon any change in control of VALIC that occurs at a future date in connection with AIG’s sale of Corebridge (together with the Invesco Sub-advisory Agreement, the ”Invesco Sub-advisory Agreements” and together with the Wellington Sub-advisory Agreement, the “Wellington Sub-Advisory Agreements”).

In connection with the approval of the Invesco Sub-advisory Agreements and Wellington Sub-advisory Agreements, the Board, including the Independent Directors, received materials relating to certain factors the Board considered in determining whether to approve the Invesco Sub-advisory Agreements and Wellington Sub-advisory Agreements. Those factors, which were considered separately for each of Invesco and Wellington, included: (1) the nature, extent and quality of the services to be provided to the Fund by each of Invesco and Wellington; (2) the key personnel of Invesco and Wellington who will provide services to the Fund; (3) Invesco’s and Wellington’s compliance policies and procedures; (4) Invesco’s and Wellington’s brokerage and soft dollar practices; and (5) information relating to any economies of scale and other benefits to be realized by Invesco and Wellington as a result of the Invesco Sub-advisory Agreements and Wellington Sub-advisory Agreements, respectively.

In considering whether to approve the Invesco Sub-advisory Agreements and Wellington Sub-advisory Agreements, the Board also took into account a presentation made at the Meeting by members of management as well as by representatives from Invesco and Wellington. The Board noted that in accordance with Section 15(c) of the 1940 Act, Invesco and Wellington each furnished the Board with extensive information in connection with the consideration of the Invesco Sub-advisory Agreements and Wellington Sub-advisory Agreements. The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the Invesco Sub-advisory Agreements and Wellington Sub-advisory Agreements. The matters discussed below were also considered separately by the Independent Directors in executive sessions with their independent legal counsel, at which no representatives of management were present.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Fund by each of Invesco and Wellington. The Board reviewed information provided by each of Invesco and Wellington relating to their respective operations and personnel. The Board also noted that each of Invesco’s and Wellington’s management of the Fund will be subject to the oversight of VALIC and the Board, and must be done in accordance with the investment objectives, policies and restrictions set forth in the Fund’s prospectus and statement of additional information.

The Board considered information provided to them regarding the services to be provided by each of Invesco and Wellington, including separate presentations from Invesco and Wellington, respectively. The Board noted that each of Invesco and Wellington will determine the securities to be purchased or sold on behalf of the Fund for its respective sleeve and will be responsible for providing VALIC with records concerning its activities, which VALIC or the Fund are required to maintain; and for rendering regular reports to VALIC and to officers and Directors of the Fund concerning its discharge of the foregoing responsibilities. The Board reviewed information regarding the qualifications, background and responsibilities of each of Invesco’s and Wellington’s investment and compliance personnel who would provide services to the Fund. The Board also took into account the financial condition of each of Invesco and Wellington. The Board also reviewed Invesco’s and Wellington’s brokerage practices. The Board also considered each of Invesco’s and Wellington’s risk management processes and regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation that may affect its ability to service the Fund.

The Board concluded that the scope and quality of the services to be provided by each of Invesco and Wellington were expected to be satisfactory and that there was a reasonable basis to conclude that each of Invesco and Wellington would provide a high quality of investment services to the Fund.

Fees and Expenses; Investment Performance. The Board received and reviewed information regarding the fees proposed to be charged by each of Invesco and Wellington for sub-advisory services compared against the sub-advisory fees of the funds in the Fund’s Subadvisory Expense Group/Universe. The Board noted that VALIC negotiated the sub-advisory fee with each of Invesco and Wellington at arm’s length. The Board considered that the sub-advisory fees will be paid by VALIC out of the advisory fees it receives from the Fund, that the sub-advisory fees are not paid by the Fund, and that sub-advisory fees may vary widely for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. Therefore, the Board considered that the engagement of each of Invesco and Wellington will not result in any change to the management fee paid by the Fund to VALIC. The Board also reviewed performance information provided by each of Invesco and Wellington related to their similarly managed composites.

Cost of Services and Indirect Benefits/Profitability. The Board considered the cost of services and profits expected to be realized in connection with the Invesco Sub-Advisory Agreements and Wellington Sub-Advisory Agreements. The Board considered the impact of the sub-adviser change on VALIC’s profitability. The Board considered that the sub-advisory fee rates were negotiated with each of Invesco and Wellington at arm’s length. In considering the anticipated profitability to Invesco and Wellington in connection with their relationships to the Fund, the Directors noted that the fees under the Invesco Sub-Advisory Agreements and Wellington Sub-Advisory Agreements will be paid by VALIC out of the advisory fees that VALIC will receive from the Fund. The Board also considered that VALIC would be implementing an advisory fee waiver in connection with the sub-adviser changes.

In view of all the factors considered, the Directors determined that the anticipated profitability to VALIC was reasonable. The Board also concluded that the anticipated profitability of each of Invesco and Wellington from their relationship with the Fund was not material to their deliberations with respect to consideration of approval of the Invesco Sub-Advisory Agreements and Wellington Sub-Advisory Agreements.

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Economies of Scale. For similar reasons as stated above with respect to Invesco’s and Wellington’s anticipated profitability and its costs of providing services, the Board concluded that the potential for economies of scale in Invesco’s and Wellington’s management of the Fund is not a material factor to the approval of the Invesco Sub-Advisory Agreements and Wellington Sub-Advisory Agreements.

Terms of the Sub-Advisory Agreement. The Board reviewed the terms of the Invesco Sub-Advisory Agreements and Wellington Sub-Advisory Agreements, including the duties and responsibilities to be undertaken. The Board concluded that the terms of the Invesco Sub-Advisory Agreements and Wellington Sub-Advisory Agreements were reasonable.

Conclusions. In reaching its decisions to approve the Invesco Sub-Advisory Agreements and Wellington Sub-Advisory Agreements, the Board did not identify any single factor as being controlling but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that each of Invesco and Wellington possesses the capability and resources to perform the duties required under the Invesco Sub-Advisory Agreements and Wellington Sub-Advisory Agreements.

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SUPPLEMENTS TO THE PROSPECTUS

VALIC Company I

International Value Fund

(the “Fund”)

Supplement dated November 14, 2023, to the Summary Prospectuses and the Prospectuses of the Fund, each dated October 1, 2023, as supplemented to date

Effective on November 30, 2023 the following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:

The section of the Summary Prospectus entitled “Investment Adviser-Portfolio” is deleted in its entirety and replaced with the following:

Name and Title	Portfolio Manager of the Fund Since
Paige Henderson, CFA, CFP, Portfolio Manager	2023
Jonathan Drexel, CFA, Portfolio Manager	2023

The third paragraph of the Prospectus, related to the International Value Fund, entitled “Management-Investment Subadvisers-Allspring Global Investments, LLC (“Allspring”) is deleted in its entirety and replaced with the following:

Allspring is responsible for managing the assets of the International Value Fund, which is managed by Paige Henderson, CFA, CFP and Jonathan Drexel, CFA.

Ms. Henderson is a senior portfolio manager for the Resilient Global Equity team at Allspring Global Investments. She joined Allspring from its predecessor, Wells Fargo Asset Management (WFAM). Before joining WFAM, Ms. Henderson served as an institutional client manager for Evergreen Investments and as a director of core equity management for BB&T Asset Management. Previously, she was a portfolio manager for Evergreen Private Asset Management and a co-portfolio manager and equity research analyst with Wachovia Asset Management. Prior to joining Wachovia, Ms. Henderson served as an auditor at KPMG Peat Marwick. She began her investment industry career in 1991. Ms. Henderson earned a bachelor’s degree in accounting and a master’s degree in business administration from the University of North Carolina, Chapel Hill. She is a certified public accountant and has earned the right to use the Chartered Financial Analyst® (CFA®) and Certified Financial Planner (CFP®) designations.

Mr. Drexel is a portfolio manager for the Resilient Global Equity team at Allspring Global Investments. He joined Allspring from its predecessor, Wells Fargo Asset Management (WFAM). Before joining WFAM, Mr. Drexel served as an equity research analyst at TIAA-CREF and as a portfolio manager at U.S. Trust. He began his investment industry career in 1999. Mr. Drexel earned a bachelor’s degree in business economics from State University of New York, Plattsburgh, and has earned the right to use the Chartered Financial Analyst® (CFA®) designation.

Capitalized terms used in this Supplement shall, unless otherwise defined herein, have the same meaning as given in the Prospectus and/or SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

279

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

Filed under Rule 497(e) and Rule 497(k)

Registration No. 002-83631

VALIC Company I

Capital Appreciation Fund

(the “Fund”)

Supplement dated November 28, 2023, to the Summary Prospectus and the Prospectus of the Fund, each dated October 1, 2023, as supplemented to date

Effective immediately, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

The section of the Summary Prospectus entitled “Investment Adviser-Portfolio Managers” is deleted in its entirety and replaced with the following:

Name and Title	Portfolio Manager of the Fund Since
Jason Hans, CFA, Senior Portfolio Manager and Co-Portfolio Manager	2022
Oleg Nusinzon, CFA, Senior Portfolio Manager and Co-Portfolio Manager	November 2023
Raghavendran Sivaraman, Ph.D., CFA, Senior Portfolio Manager and Co- Portfolio Manager	November 2023

The third, fourth, and fifth paragraphs of the Prospectus, related to the Capital Appreciation Fund, entitled “Management-Investment Subadvisers-Columbia Management Investment Advisers, LLC (“Columbia”)” are deleted in their entirety and replaced with the following:

The Capital Appreciation Fund is managed by Oleg Nusinzon, Raghavendran Sivaraman, and Jason Hans.

Oleg Nusinzon, CFA is a Senior Portfolio Manager at Columbia. Mr. Nusinzon joined Columbia in October 2020. Prior to joining Columbia, Mr. Nusinzon was a Director and a Lead Portfolio Manager at PanAgora Asset Management. Mr. Nusinzon began his investment career in 1997 and earned a B.S.E. from the University of Pennsylvania and an M.B.A. from the Chicago Booth School of Business.

Raghavendran Sivaraman, CFA is a Senior Portfolio Manager at Columbia. Dr. Sivaraman joined one of the Columbia Management legacy firms or acquired business lines in 2007. Dr. Sivaraman began his investment career in 2007 and earned a B.Tech. in Computer Science Engineering from the Indian Institute of Technology, Madras, and a Ph.D. in Operations Research from the Massachusetts Institute of Technology.

Capitalized terms used in this Supplement shall, unless otherwise defined herein, have the same meaning as given in the Prospectus and/or SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

280

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

Filed under Rule 497(e) and Rule 497(k)

Registration No. 002-83631

VALIC Company I

Small Cap Growth Fund

(the “Fund”)

Supplement dated December 14, 2023, to the Summary Prospectus and the Prospectus of the Fund, each dated October 1, 2023, as supplemented to date

Effective immediately, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

The section of the Summary Prospectus entitled “Investment Adviser-Portfolio Managers-JPMIM” is deleted in its entirety and replaced with the following:

Name and Title	Portfolio Manager of the Fund Since
Eytan M. Shapiro, CFA, Managing Director, and Lead Manager	2007
Matthew Cohen, Managing Director, and Co-Lead Manager	2016
Phillip D. Hart, CFA, Managing Director, and Co-Lead Manager	December 2023
Michael Stein, CFA, Executive Director, and Co-Lead Manager	December 2023

The twentieth, twenty-first, and twenty-second paragraphs of the Prospectus, related to the Small Cap Growth Fund, entitled “Management-Investment Subadvisers- J.P. Morgan Investment Management Inc.(“JPMIM”)” are deleted in its entirety and replaced with the following:

The Small Cap Growth Fund is managed by Eytan Shapiro, Managing Director of JPMIM and a CFA charter holder, Matthew Cohen, M.D., Managing Director of JPMIM, Phillip D. Hart, Managing Director of JPMIM and a CFA charter holder, and Michael Stein, Executive Director of JPMIM and a CFA charter holder, who are jointly and primarily responsible for managing the Fund.

Eytan Shapiro, managing director, is the CIO of the Growth team within the U.S. Equity Group. A member of the team since 1992, Eytan is also the portfolio manager for the J.P. Morgan Small Cap Growth Strategy. Additionally, Eytan serves as a co-portfolio manager on the J.P. Morgan Small Cap Blend Strategy. An employee since 1985, Eytan was a portfolio manager in the firm’s Hong Kong office before joining the small cap team. Eytan holds a B.Sc. in Economics from City University, London, an M.Phil. in Economics from Oxford University, and is Series 66 licensed. He is a member of both the New York Society of Security Analysts and The CFA Institute, and a CFA charterholder.

Matt Cohen, managing director, is a portfolio manager and research analyst within the U.S. Equity Group. An employee since 2005, Matt is the lead portfolio manager for the J.P. Morgan Global Healthcare Strategy and co-portfolio manager for the J.P. Morgan Small Cap Growth Strategy. Additionally, Matt is responsible for the healthcare sector for the J.P. Morgan Mid Cap Growth and Small Cap Growth Strategies. Prior to joining the firm, Matt was a senior healthcare analyst at Medici Healthcare and a senior analyst covering medical products at Narragansett Asset Management, a New York-based healthcare hedge fund. Prior to that, Matt was a resident surgeon in the Department of General Surgery at the North Shore University Hospital – NYU School of Medicine. Matt holds an M.B.A. from New York University’s Stern School of Business and an M.D. from McGill University in Montreal.

Phillip Hart, managing director, is the Head of the U.S. Structured Equity Small and Mid Cap Team, and a portfolio manager. An employee since 2003, he has been managing small and mid cap assets for the past 20 years and his responsibilities include managing all of the team’s strategies. Previously, he has held roles as both a fundamental and quantitative research analyst in addition to helping with daily implementation and maintenance of portfolios. Phillip obtained a B.A. in economics from Cornell University and is a CFA charterholder.

Michael Stein, executive director, is a research analyst within the U.S. Equity Group. An employee since 2014, Michael is responsible for the industrials and energy sectors for the J.P. Morgan Mid Cap Growth and Small Cap Growth Strategies. Prior to joining the firm, Michael previously worked at Barclays and Morgan Stanley, with seven years of experience covering electrical equipment and industrial conglomerates. Michael obtained a B.S. in Finance from the Wharton School, and a B.S.E. in Mechanical Engineering from the University of Pennsylvania School of Engineering and Applied Sciences. He is a member of the CFA Institute and a CFA charterholder.

Capitalized terms used in this Supplement shall, unless otherwise defined herein, have the same meaning as given in the Prospectus and/or SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

281

VALIC Company I

BOARD OF DIRECTORS

Thomas J. Brown

Judith L. Craven

Cheryl Creuzot

Yvonne M. Curl

Darlene T. DeRemer

Timothy J. Ebner

Peter A. Harbeck

Eileen A. Kamerick

Eric S. Levy

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

One Congress Street, Suite 1

Boston, Massachusetts 02114

INVESTMENT ADVISER

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUB-ADVISERS

AllianceBernstein L.P.

501 Commerce Street

Nashville, TN 37203

Allspring Global Investments, LLC

525 Market St.

10th Floor

San Francisco, CA 94105

BlackRock Investment Management, LLC

1 University Square Dr.

Princeton, NJ 08540

Boston Partners Global Investors, Inc. d/b/a Boston Partners

One Beacon Street

Boston, MA 02108

ClearBridge Investments, LLC

620 Eighth Avenue

New York, NY 10018

Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

Duff & Phelps Investment Management Co.

200 South Wacker Drive,

Suite 500, Chicago, IL 60606

Franklin Advisers, Inc.

One Franklin Parkway

San Mateo, CA 94403-1906

Goldman Sachs

Asset Management, L.P.

200 West Street

New York, NY 10282

Invesco Advisers, Inc.

1555 Peachtree St. NE

Atlanta, GA 30309

Janus Henderson Investors U.S. LLC

151 Detroit Street

Denver, CO 80206

J.P. Morgan Investment

Management Inc.

270 Park Avenue

New York, NY 10017

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, MA 02199

Morgan Stanley Investment Management, Inc.

522 Fifth Avenue, 5th Floor

New York, NY 10036

PineBridge Investments, LLC

Park Avenue Tower

65 E. 55th Street

New York, NY 10022

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, MD 21202

Voya Investment Management Co. LLC

1633 Broadway

New York, NY 10019

Wellington Management Company LLP

280 Congress Street

Boston, MA 02210

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1000 Louisiana Street, Suite 5800

Houston, TX 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

VALIC Retirement

Services Company (VRSCO)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

John T. Genoy,

President and Principal Executive Officer

Mark R. Szycher,

Vice President and Senior Investment Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Kathleen D. Fuentes,

Vice President, Chief Legal Officer and Secretary

Kevin J. Adamson,

Vice President

Gregory N. Bressler,

Vice President and Assistant Secretary

Thomas M. Ward,

Vice President

Shawn Parry,

Vice President and Assistant Treasurer

Donna McManus,

Vice President and Assistant Treasurer

Christopher C. Joe,

Chief Compliance Officer and Vice President

Matthew J. Hackethal,

Anti-Money Laundering

Compliance Officer

Christopher J. Tafone,

Vice President and Assistant Secretary

282

VALIC Company I

DISCLOSURE OF QUARTERLY FUND HOLDINGS

The Series is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

VOTING PROXIES ON VALIC COMPANY I PORTFOLIO SECURITIES

A description of the policies and procedures that VC I uses to determine how to vote proxies related to securities held in the Fund’s portfolios which is available in VC I’s Statement of Additional Information, which may be obtained without charge upon request, by calling 1-800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY I PORTFOLIO SECURITIES

Information regarding how VC I voted proxies relating to securities held in the VC I Funds during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling 1-800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners participating in VC I. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

283

corebridgefinancial.com/retire

Manage your account online

You will need to create an online security profile with a unique user ID and password.

•	Check total current balance across available plans and calculate projected retirement income amounts

•	View important plan information including rate of return, balance, contribution amounts, fund and asset-allocation mix, and transaction history

•	Access and download important documents including account statements, transaction confirmations and tax documents

•	Send and receive important documents or messages securely using the secure mail feature in the client mailbox

•	Manage and update your personal account profile including your contact information (phone, address and email), account beneficiaries, trusted contacts and more

Personal Deliver-e®

•	It’s easy to sign up for secure account document access

•	Simply visit corebridgefinancal.com/rs today to get started

Initiate account transactions including:

•	Change current contribution/salary deferral amounts

•	Change future contribution fund and asset allocations

•	Rebalance current account to desired fund and asset-allocation mix

•	Transfer money among investment options

•	Request a one-time withdrawal

Sign up today at corebridgefinancial.com/rs

•	Register for online access

•	Follow steps to create a security profile

Please note: Email delivery is not accessible to certain annuity contract owners.

We know privacy is important to you, so please be assured that your email address and other information you share with us is kept private and never sold. Review our Privacy Policy online for more information.

Thank you for choosing Corebridge

We believe everyone deserves financial security. Every day, we work hard to make it possible for more people to take action in their financial lives—because action is the bridge from planning to outcomes, from today’s financial needs to tomorrow’s aspirations.

Annuities are issued by The Variable Annuity Life Insurance Company, Houston, TX. Securities and investment advisory services offered through VALIC Financial Advisors, Inc., member FINRA, SIPC and an SEC-registered investment adviser. VALIC Retirement Services Company (VRSCO) provides retirement plan recordkeeping and related services and is the transfer agent for certain affiliated variable investment options.

All companies above are wholly owned subsidiaries of Corebridge Financial, Inc. Corebridge Retirement Services, Corebridge Financial and Corebridge are marketing names used by these companies. Learn more about our affiliated companies: corebridgefinancial.com/names.

VC 23800 (11/2023) J1292804 EE

VALIC Company I P.O. Box 3206 Houston, TX 77253-3206

VC 4873 (12/2023) J101997

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) Included in Item 1 to the Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a)

An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 14.	Exhibits.

(a)	(1) Not applicable.

(2) Not applicable.

(3) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)	Certifications pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (b)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 7, 2024

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: February 7, 2024